                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3732
_______________________________________________________________________________

                           MFS/SUN LIFE SERIES TRUST
_______________________________________________________________________________
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
_______________________________________________________________________________
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116

_______________________________________________________________________________
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
_______________________________________________________________________________

                      Date of fiscal year end: December 31
_______________________________________________________________________________

                  Date of reporting period: December 31, 2006
_______________________________________________________________________________

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)/SUN LIFE SERIES TRUST

[Graphic Omitted]
                             ANNUAL REPORT o DECEMBER 31, 2006

                                 Bond Series
                                 Emerging Markets Equity Series
                                 Global Governments Series
                                 Global Total Return Series
                                 Government Securities Series
                                 High Yield Series
                                 International Value Series
                                 Money Market Series
                                 Strategic Income Series

TABLE OF CONTENTS

Letter from the CEO of MFS ........................................          1

Management Reviews ................................................          1

Portfolio Composition .............................................          5

Performance Summary ...............................................         14

Expense Tables ....................................................         20

Portfolio of Investments ..........................................         22

Financial Statements ..............................................         57

Notes to Financial Statements .....................................         72

Report of Independent Registered Public Accounting Firm ...........         83

Trustees and Officers .............................................         84

Board Review of Investment Advisory Agreements ....................         88

MFS(R) PRIVACY POLICY .............................................         92

Proxy Voting Policies and Information ............................. Back Cover

Quarterly Portfolio Disclosure .................................... Back Cover

Federal Tax Information (Unaudited)................................ Back Cover

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THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

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NOT FDIC INSURED       MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE
 NOT A DEPOSIT      NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
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

LETTER FROM THE CEO OF MFS

DEAR CONTRACT OWNERS:

The year 2006 proved to be a very good one for many of the world's financial markets. The U.S. stock market, as one notable example, posted strong gains as the Dow Jones Industrial Average hit record highs and the Standard & Poor's 500 Stock Index rose to levels not seen since 2000.

While investors were undoubtedly encouraged by these positive developments, we think it is important to maintain the proper perspective on what appears to be happening with the world's financial markets. Around the globe, economies seem to have reached a state of equilibrium. Both stock and bond markets have simply been less volatile than they were in years past. While there are many factors behind the low levels of volatility, one of the key reasons is that the U.S. Federal Reserve Board and other central banks around the world seem to have found the right formula for simultaneously promoting economic growth and keeping inflation under control.

This new, calmer state of affairs is no doubt welcomed by many investors, but with less volatility, the possibilities for earning exceptional returns also diminish. Investors may have to lower their expectations about what are reasonable returns from the markets. Those still looking for the types of returns they had been accustomed to in the past may have to work much harder to seek out those opportunities and perhaps also accept more risk than they customarily did. In any market climate, even in a relatively benign one, we think investors are still best served by spreading their holdings across a variety of investments that will give them exposure to a range of market opportunities and varying levels of risk.

    Respectfully,

/s/ Robert J. Manning

    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MANAGEMENT REVIEWS

The following management reviews, for the twelve months ended December 31, 2006, exclude the Money Market Series.

BOND SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 5.20%, while Service Class shares provided a total return of 4.87%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 3.77% for the series' benchmark, the Lehman Brothers U.S. Government/Credit Bond Index.

CONTRIBUTORS TO PERFORMANCE

Yield was a positive factor contributing to the portfolio's relative performance. Overweighting "BB" and "B" rated(s) bonds also bolstered results as spreads narrowed over the period. The portfolio's shorter duration(d) stance helped performance as interest rates rose. Corporate bonds in the industrial and finance sectors also aided performance as those sectors outperformed the benchmark. In the finance sector, bonds of Ford Motor Credit and General Motors Acceptance Corp. (GMAC) were among the top contributors.

DETRACTORS FROM PERFORMANCE

Security selection detracted from relative returns over the period. Individual holdings that held back results included casino operator Harrah's, hospital operator HCA, and pipeline company Kinder Morgan, all of which announced leveraged buyouts (LBOs) during the period.

EMERGING MARKETS EQUITY SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 30.16%, while the Service Class shares provided a total return of 29.90%. These returns do not reflect any applicable surrender or contract charges and compare with a return of 32.59% for the series' benchmark, the MSCI Emerging Markets Index.

DETRACTORS FROM PERFORMANCE

Stock selection in the financial services sector was the principal negative factor in the portfolio's relative performance. Credit card administration services provider CSU CardSystem(c)(g) (Brazil) and banking firm Kookmin Bank (South Korea) were among the top detractors from relative returns. Not owning China Life Insurance (Hong Kong) held back relative performance as this stock performed significantly better than the benchmark.

Stock selection and, to a lesser extent, our overweighted position in the technology sector also detracted from results. Overweighting electronics manufacturer Samsung Electronics (South Korea) dampened relative performance as Samsung underperformed the benchmark. Samsung's stock price suffered due to disappointing earnings in the first half of the reporting period.

Elsewhere, generic drug manufacturer Teva Pharmaceuticals(g) (Israel), Latin American provider of airline passenger and cargo services Copa Holdings(c)(g), and mobile phone services provider Egypt Mobile Phone(g) held back results. Not owning strong-performing Latin American wireless communications company America Movil and our positioning in technology consulting firm Infosys Technologies(g) (India) also hurt.

The portfolio's cash position was a detractor from relative performance. The portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the portfolio's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the autos and housing sector boosted relative performance. Not owning weak-performing electronics manufacturer LG Electronics (South Korea) was a factor in this result.

Stock selection in the utilities and communications sector also helped. Wireless communications company China Mobile (Hong Kong) and mobile phone services provider Vimpel Communications(g) (Russia) were among the portfolio's top contributors. Our underweighted position in natural gas producer Gazprom (Russia) benefited relative performance as this stock underperformed the benchmark.

Stocks in other sectors that aided relative returns included four Brazilian companies: iron ore miner Companhia Vale do Rio Doce, railroad-based logistics operator All America Latina Logistica(g), oil and gas exploration and production company Petroleo Brasileiro, and financial services firm Banco Nossa Caixa. Our favorable positioning in banking firm Turkiye Is Bankasi(g) (Turkey), and in gold producer Polyus Gold(g) (Russia) also helped.

During the reporting period, currency exposure was a contributor to relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

GLOBAL GOVERNMENTS SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 4.97%, while Service Class shares provided a total return of 4.70%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 5.94% for the series' benchmark, the JPMorgan Global Government Bond Index.

DETRACTORS FROM PERFORMANCE

Although yield was a factor that negatively affected the portfolio's relative performance, this was more than offset by the benefit from the portfolio's short bond position in Japan. The portfolio's positioning in bonds from the United Kingdom and New Zealand also held back results.

CONTRIBUTORS TO PERFORMANCE

The portfolio's short duration(d) stance contributed to performance throughout the period. Our underweighted position in U.S. dollars and our overweighted position in the Euro also helped. Sector and security selection in U.S. and EMU (European Monetary Unit) bonds contributed to results, as did our emerging markets exposure.

GLOBAL TOTAL RETURN SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 17.20%, while Service Class shares provided a total return of 16.91%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 20.65% for the series' benchmark, the MSCI World Index. The series' other benchmark, a hybrid benchmark comprised of 60% of the MSCI World Index and 40% of the JPMorgan Global Government Bond Index, provided a total return of 14.64%.

DETRACTORS FROM PERFORMANCE

Within the equity portion of the portfolio, stock selection in the financial services and leisure sectors held back performance relative to the MSCI World Index. Within financial services, some of our holdings in Japanese financial services firms were among the portfolio's top detractors during the reporting period. These included consumer financing firms Aiful and Takefuji. Both companies struggled during the period in an increasingly difficult regulatory and business environment for consumer finance companies.

Security selection in the utilities and communications sector also hurt relative results. Wireless services company Sprint Nextel and communications company Telecom Corp. of New Zealand(g) detracted from relative returns. Shares of Sprint Nextel suffered after the company lowered its wireless subscriber guidance for 2006. Also, the company's merger with Nextel appeared to have disappointed investors. Not owning communications services providers AT&T and BellSouth, both strong-performing benchmark constituents, also dampened performance.

Elsewhere, convenience store operator Lawson (Japan), home improvements products maker Masco, and electronics manufacturer Samsung Electronics(c) (South Korea) hurt relative performance.

The cash position in the equity portion of the portfolio was also a detractor from relative performance. As with nearly all mutual funds, this portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the portfolio's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Within the fixed income portion of the portfolio, our holdings in government agency debt detracted from relative results. Although yield was a factor that negatively affected the portfolio's relative performance, this was more than offset by the benefit from the portfolio's short bond position in Japan.

CONTRIBUTORS TO PERFORMANCE

Security selection and, to a lesser extent, our underweighting in both the technology and health care sectors benefited relative performance. Our holdings in pharmaceutical manufacturer Schering(g) (Germany) performed particularly well within the health care sector as its share price soared following a takeover offer from rival company Bayer. No individual holdings within the technology sector were among the portfolio's top contributors.

Stock selection in the energy sector also contributed to relative results as steel tube manufacturer Vallourec(g) (France) and oil and gas company Norsk Hydro (Norway) gained substantially over the period.

Several individual holdings significantly aided performance including agrichemical products maker Syngenta (Switzerland) and defense contractor Lockheed Martin. Syngenta benefited from increased sales volume, especially in North America, driven largely by its newer product portfolio and strong distribution network. Lockheed Martin gained on strong revenue growth, improved margins, and key contract awards over the period.

Other stocks that helped relative results included investment banking firm Goldman Sachs, plumbing equipment maker Geberit (Switzerland), and electric power distributor SUEZ (France).

During the reporting period, currency exposure in the equity portion of the portfolio was a contributor to relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

Within the fixed income portion of the portfolio, our duration(d) stance boosted relative results. The portfolio's exposure to the Euro and the Swedish Krona also helped.

GOVERNMENT SECURITIES SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 3.68%, while Service

Class shares provided a total return of 3.47%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 4.35% for the series' benchmark, the Lehman Brothers U.S. Government/Mortgage Bond Index.

DETRACTORS FROM PERFORMANCE

Relative to the benchmark, our positioning in Israeli government debt held back relative returns. Within the agency sector, a Tennessee Valley Authority (TVA) bond, which underperformed the agency sector as a whole, was among the top detractors.

CONTRIBUTORS TO PERFORMANCE

The portfolio's overweighted position in agency securities contributed to relative performance as the sector outperformed the overall benchmark over the reporting period. Holdings of mortgage-backed securities also helped.

HIGH YIELD SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 10.39%, while Service Class shares provided a total return of 10.04%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 11.87% for the series' benchmark, the Lehman Brothers U.S. High-Yield Corporate Bond Index.

DETRACTORS FROM PERFORMANCE

Yield was a negative factor in performance relative to the Lehman Brothers U.S. High-Yield Corporate Bond Index, as was our relative exposure to "BB" rated(s) bonds.

Holdings of hospital operator HCA and gaming company Station Casinos were among the portfolio's largest detractors.

CONTRIBUTORS TO PERFORMANCE

Our positioning in "B" rated securities helped relative performance over the reporting period.

Individual contributors that aided relative results included broadband communications company CCH Holdings, financing company General Motors Acceptance Corp. (GMAC), and packaging company Smurfit Kappa(g).

INTERNATIONAL VALUE SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 29.23%, while the Service Class shares provided a total return of 28.95%. These returns do not reflect any applicable surrender or contract charges and compare with a return of 31.05% for the series' benchmark, the MSCI EAFE Value Index. The series' other benchmark, the MSCI EAFE Index, provided a return of 26.86%.

DETRACTORS FROM PERFORMANCE

Stock selection in the financial services sector was a significant detractor from performance relative to the MSCI EAFE Value Index. Two Japanese consumer finance firms, Aiful and Takefuji, had particularly disappointing performance. Both firms struggled during the period in an increasingly difficult regulatory, business, and media environment for consumer finance firms.

Elsewhere, electronics manufacturer Samsung Electronics(c) (South Korea) hindered results. Shares of Samsung suffered as a result of disappointing earnings in the first half of the period. Other detractors included pharmaceutical company GlaxoSmithKline(c) (United Kingdom), apparel products and accessories retailer Impact 21(c) (Japan), convenience store chain Lawson (Japan), pharmaceutical company Novartis(c) (Switzerland), and electronics manufacturer Samsung SDI(c) (South Korea). Not owning steel producer Arcelor Mittal (Luxembourg) also hurt as this company's stock outperformed the benchmark.

During the reporting period, currency exposure was a detractor from relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

The portfolio's cash position was also a detractor from relative performance. The portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the portfolio's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the energy sector contributed to performance relative to the MSCI EAFE Value Index. Steel tube manufacturer Vallourec(c)(g) (France) was the largest contributor to the portfolio's relative return. The company's strong performance was driven by price increases of its seamless tubes and low levels of exposure to price fluctuations of raw materials. Other stocks within this sector that helped performance included energy company Royal Dutch Shell (Netherlands) and seismographic services and equipment firm Compagnie Generale de Geophysique(c)(g) (France).

Stock selection in the autos and housing sector also bolstered results. Within this sector, plumbing equipment maker Geberit(c) (Switzerland) was among the portfolio's top contributors.

Stocks in other sectors that contributed to relative performance included pharmaceutical company Schering(c)(g) (Germany), agrochemical company Syngenta(c) (Switzerland), home improvement retailer Praktiker Bau-und Heimwerkermarkte(c) (Germany), telecommunications company Telenor(c) (Norway), biopharmaceutical company Actelion(c) (Switzerland), and grocery store chain Morrison Supermarkets(c)(g) (United Kingdom).

STRATEGIC INCOME SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 6.71%, while Service Class shares provided a total return of 6.45%. These returns do not reflect any applicable contract or surrender charges and compare with the following returns over the same period for the series' benchmarks: 9.88% for the JPMorgan Emerging Markets Bond Index Global, 11.87% for the Lehman Brothers U.S. High-Yield Corporate Bond Index, 3.10% for the Citigroup World Government Bond Non-Dollar Hedged Index, and 4.33% for the Lehman Brothers U.S. Aggregate Bond Index.

DETRACTORS FROM PERFORMANCE

The portfolio's underweighted position in "B" rated(s) securities held back performance during the reporting period. Our positioning in New Zealand government debt also hurt. Among individual holdings, hospital operator HCA was a top detractor.

CONTRIBUTORS TO PERFORMANCE

Our short duration(d) stance contributed to the portfolio's performance as interest rates rose over the reporting period. Corporate bonds in the bank and finance sector and our positioning in Argentinian government debt also helped. Bonds of General Motors Acceptance Corp. (GMAC) and Ford Motor Credit were among the portfolio's top contributors.

(c) Security is not a benchmark constituent.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(g) Security was not held in the portfolio at period end.
(s) Bonds rated "BBB", "Baa", or higher are considered investment grade; bonds rated "BB", "Ba", or below are considered non-investment grade. The primary source for bond quality ratings is Moody's Investors Service. If not available, ratings by Standard & Poor's are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PORTFOLIO COMPOSITION -- BOND SERIES

       PORTFOLIO STRUCTURE (i)

       Bonds                                                             96.7%
       Cash & Other Net Assets                                            3.3%

       FIXED INCOME SECTORS (i)

       High Grade Corporates                                             52.2%
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       High Yield Corporates                                             13.1%
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       Mortgage-Backed Securities                                         9.7%
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       Commercial Mortgage-Backed Securities                              9.3%
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       Emerging Markets Bonds                                             5.3%
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       U.S. Government Agencies                                           3.7%
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       Asset-Backed Securities                                            1.4%
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       U.S. Treasury Securities                                           1.1%
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       Collateralized Debt Obligations                                    0.6%
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       Non-U.S. Government Bonds                                          0.3%
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       CREDIT QUALITY OF BONDS (r)

       AAA                                                               23.4%
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       AA                                                                 6.3%
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       A                                                                 15.2%
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       BBB                                                               39.4%
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       BB                                                                11.0%
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       B                                                                  3.9%
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       CCC                                                                0.5%
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       Not Rated                                                          0.3%
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       PORTFOLIO FACTS

       Average Duration (d)                                                4.9
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       Average Life (m)                                               7.7 yrs.
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       Average Maturity (m)                                          15.6 yrs.
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       Average Credit Quality of Rated Securities (long-term) (a)           A-
       -----------------------------------------------------------------------
       Average Credit Quality of Rated Securities (short-term) (a)         A-1
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(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 12/31/06.

Percentages are based on net assets as of 12/31/06, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- EMERGING MARKETS EQUITY SERIES

       PORTFOLIO STRUCTURE

       Common Stocks                                                     99.1%
       Cash & Other Net Assets                                            0.9%

       TOP TEN HOLDINGS

       Samsung Electronics Co. Ltd.                                       5.4%
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       Petroleo Brasileiro S.A., ADR                                      5.1%
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       LUKOIL, ADR                                                        3.5%
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       Companhia Vale do Rio Doce, ADR                                    3.3%
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       China Mobile Ltd.                                                  3.2%
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       Hon Hai Precision Industry Co. Ltd.                                2.3%
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       Kookmin Bank                                                       2.2%
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       PetroChina Co. Ltd.                                                2.2%
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       POSCO, ADR                                                         2.0%
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       Sasol Ltd.                                                         1.9%
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       COMMON STOCK SECTORS

       Energy                                                            18.0%
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       Utilities & Communications                                        16.6%
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       Financial Services                                                16.4%
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       Technology                                                        15.7%
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       Basic Materials                                                   14.8%
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       Consumer Staples                                                   5.3%
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       Retailing                                                          4.4%
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       Leisure                                                            2.2%
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       Autos & Housing                                                    2.1%
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       Special Products & Services                                        1.5%
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       Health Care                                                        1.1%
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       Transportation                                                     1.0%
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       COUNTRY WEIGHTINGS

       Brazil                                                            15.2%
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       South Korea                                                       14.2%
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       South Africa                                                      13.3%
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       Russia                                                             8.4%
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       Taiwan                                                             8.1%
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       Mexico                                                             7.0%
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       Hong Kong                                                          4.8%
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       China                                                              4.6%
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       Philippines                                                        3.8%
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       Other Countries                                                   20.6%
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Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- GLOBAL GOVERNMENTS SERIES

       PORTFOLIO STRUCTURE (i)

       Bonds                                                             94.3%
       Cash & Other Net Assets                                            5.7%

       FIXED INCOME SECTORS (i)

       Non-U.S. Government Bonds                                         63.0%
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       U.S. Treasury Securities                                          10.6%
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       Commercial Mortgage-Backed Securities                              9.7%
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       U.S. Government Agencies                                           6.4%
       -----------------------------------------------------------------------
       Emerging Market Bonds                                              4.3%
       -----------------------------------------------------------------------
       Mortgage-Backed Securities                                         0.3%
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       CREDIT QUALITY OF BONDS (r)

       AAA                                                               84.6%
       -----------------------------------------------------------------------
       AA                                                                 8.7%
       -----------------------------------------------------------------------
       A                                                                  1.7%
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       BBB                                                                5.0%
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       PORTFOLIO FACTS

       Average Duration (d)                                                6.0
       -----------------------------------------------------------------------
       Average Life (m)                                               9.0 yrs.
       -----------------------------------------------------------------------
       Average Maturity (m)                                          11.7 yrs.
       -----------------------------------------------------------------------
       Average Credit Quality of Rated Securities (long-term) (a)          AA+
       -----------------------------------------------------------------------
       Average Credit Quality of Rated Securities (short-term) (a)         A-1
       -----------------------------------------------------------------------

       COUNTRY WEIGHTINGS (i)

       United States                                                     32.4%
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       Germany                                                           18.7%
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       Japan                                                             15.2%
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       United Kingdom                                                     8.7%
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       Canada                                                             7.0%
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       France                                                             3.3%
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       Spain                                                              1.8%
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       Finland                                                            1.8%
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       Mexico                                                             1.4%
       -----------------------------------------------------------------------
       Other Countries                                                    9.7%
       -----------------------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 12/31/06.

Percentages are based on net assets as of 12/31/06, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- GLOBAL TOTAL RETURN SERIES

       PORTFOLIO STRUCTURE (i)

       Common Stocks                                                     58.7%
       Bonds                                                             36.5%
       Preferred Stocks                                                   0.8%
       Cash & Other Net Assets                                            4.0%

       TOP TEN HOLDINGS (i)

       Federal Republic of Germany, 6.25%, 2030                           1.9%
       -----------------------------------------------------------------------
       Network Rail MTN Finance PLC, FRN, 3.618%, 2007                    1.6%
       -----------------------------------------------------------------------
       Federal Republic of Germany, 3.75%, 2015                           1.6%
       -----------------------------------------------------------------------
       Development Bank of Japan, 1.05%, 2023                             1.5%
       -----------------------------------------------------------------------
       TOTAL S.A., ADR                                                    1.5%
       -----------------------------------------------------------------------
       Federal Republic of Germany, 6.25%, 2024                           1.5%
       -----------------------------------------------------------------------
       Nestle S.A.                                                        1.3%
       -----------------------------------------------------------------------
       Lockheed Martin Corp.                                              1.3%
       -----------------------------------------------------------------------
       U.S. Treasury Notes, 4%, 2010                                      1.3%
       -----------------------------------------------------------------------
       KfW Bankengruppe FRN, 3.528%, 2007                                 1.3%
       -----------------------------------------------------------------------

       COMMON STOCK SECTORS

       Financial Services                                                15.1%
       -----------------------------------------------------------------------
       Utilities & Communications                                         6.9%
       -----------------------------------------------------------------------
       Consumer Staples                                                   6.0%
       -----------------------------------------------------------------------
       Energy                                                             5.6%
       -----------------------------------------------------------------------
       Health Care                                                        4.8%
       -----------------------------------------------------------------------
       Industrial Goods & Services                                        4.2%
       -----------------------------------------------------------------------
       Autos & Housing                                                    3.6%
       -----------------------------------------------------------------------
       Basic Materials                                                    3.4%
       -----------------------------------------------------------------------
       Retailing                                                          2.7%
       -----------------------------------------------------------------------
       Leisure                                                            2.4%
       -----------------------------------------------------------------------
       Technology                                                         2.3%
       -----------------------------------------------------------------------
       Transportation                                                     1.4%
       -----------------------------------------------------------------------
       Special Products & Services                                        0.3%
       -----------------------------------------------------------------------

       FIXED INCOME SECTORS (i)

       Non U.S. Government Bonds                                         24.1%
       -----------------------------------------------------------------------
       U.S. Treasury Securities                                           4.1%
       -----------------------------------------------------------------------
       Commercial Mortgage-Backed Securities                              3.1%
       -----------------------------------------------------------------------
       Emerging Market Bonds                                              2.0%
       -----------------------------------------------------------------------
       U.S. Government Agencies                                           1.8%
       -----------------------------------------------------------------------
       Mortgage-Backed Securities                                         0.9%
       -----------------------------------------------------------------------
       High Grade Corporates                                              0.5%
       -----------------------------------------------------------------------

       COUNTRY WEIGHTINGS (i)

       United States                                                     40.2%
       -----------------------------------------------------------------------
       Japan                                                             13.2%
       -----------------------------------------------------------------------
       United Kingdom                                                    10.7%
       -----------------------------------------------------------------------
       Germany                                                           10.3%
       -----------------------------------------------------------------------
       France                                                             6.6%
       -----------------------------------------------------------------------
       Switzerland                                                        3.4%
       -----------------------------------------------------------------------
       Canada                                                             2.5%
       -----------------------------------------------------------------------
       Netherlands                                                        2.3%
       -----------------------------------------------------------------------
       Ireland                                                            1.2%
       -----------------------------------------------------------------------
       Other Countries                                                    9.6%
       -----------------------------------------------------------------------

(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 12/31/06, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- GOVERNMENT SECURITIES SERIES

       PORTFOLIO STRUCTURE (i)

       Bonds                                                             95.1%
       Cash & Other Net Assets                                            4.9%

       FIXED INCOME SECTORS (i)

       Mortgage-Backed Securities                                        47.7%
       -----------------------------------------------------------------------
       U.S. Government Agencies                                          29.0%
       -----------------------------------------------------------------------
       U.S. Treasury Securities                                          18.4%
       -----------------------------------------------------------------------

       CREDIT QUALITY OF BONDS (r)

       AAA                                                              100.0%
       -----------------------------------------------------------------------

       PORTFOLIO FACTS

       Average Duration (d)                                                4.1
       -----------------------------------------------------------------------
       Average Life (m)                                               7.0 yrs.
       -----------------------------------------------------------------------
       Average Maturity (m)                                          14.3 yrs.
       -----------------------------------------------------------------------
       Average Credit Quality of Rated Securities (long-term) (a)          AAA
       -----------------------------------------------------------------------
       Average Credit Quality of Rated Securities (short-term) (a)         A-1
       -----------------------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 12/31/06.

Percentages are based on net assets as of 12/31/06, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- HIGH YIELD SERIES

       PORTFOLIO STRUCTURE (i)

       Bonds                                                             88.7%
       Floating Rate Loans                                                6.4%
       Common Stocks                                                      1.3%
       Convertible Preferred Stocks                                       0.4%
       Convertible Bonds                                                  0.4%
       Preferred Stocks                                                   0.1%
       Cash & Other Net Assets                                            2.7%

       TOP FIVE INDUSTRIES (i)

       Medical & Health Technology & Services                             7.6%
       -----------------------------------------------------------------------
       Automotive                                                         7.1%
       -----------------------------------------------------------------------
       Gaming & Lodging                                                   7.1%
       -----------------------------------------------------------------------
       Printing & Publishing                                              5.4%
       -----------------------------------------------------------------------
       Broadcasting                                                       4.8%
       -----------------------------------------------------------------------

       CREDIT QUALITY OF BONDS (r)

       AAA                                                                2.1%
       -----------------------------------------------------------------------
       A                                                                  0.3%
       -----------------------------------------------------------------------
       BBB                                                                3.4%
       -----------------------------------------------------------------------
       BB                                                                24.2%
       -----------------------------------------------------------------------
       B                                                                 52.8%
       -----------------------------------------------------------------------
       CCC                                                               15.8%
       -----------------------------------------------------------------------
       Not Rated                                                          1.4%
       -----------------------------------------------------------------------

       PORTFOLIO FACTS

       Average Duration (d)                                                4.2
       -----------------------------------------------------------------------
       Average Life (m)                                               8.0 yrs.
       -----------------------------------------------------------------------
       Average Maturity (m)                                           8.4 yrs.
       -----------------------------------------------------------------------
       Average Credit Quality of Rated Securities (long-term) (a)           B+
       -----------------------------------------------------------------------
       Average Credit Quality of Rated Securities (short-term) (a)         A-1
       -----------------------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 12/31/06.

Percentages are based on net assets as of 12/31/06, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- INTERNATIONAL VALUE SERIES

       PORTFOLIO STRUCTURE

       Common Stocks                                                     96.2%
       Preferred Stocks                                                   2.0%
       Cash & Other Net Assets                                            1.8%

       TOP TEN HOLDINGS

       Nestle S.A.                                                        3.2%
       -----------------------------------------------------------------------
       TOTAL S.A., ADR                                                    3.0%
       -----------------------------------------------------------------------
       Syngenta AG                                                        2.8%
       -----------------------------------------------------------------------
       Royal Dutch Shell PLC, "A"                                         2.2%
       -----------------------------------------------------------------------
       Henkel KGaA, IPS                                                   2.0%
       -----------------------------------------------------------------------
       GlaxoSmithKline PLC                                                2.0%
       -----------------------------------------------------------------------
       TNT N.V.                                                           1.9%
       -----------------------------------------------------------------------
       Credit Agricole S.A.                                               1.8%
       -----------------------------------------------------------------------
       Novartis AG                                                        1.8%
       -----------------------------------------------------------------------
       Astellas Pharma, Inc.                                              1.7%
       -----------------------------------------------------------------------

       COMMON STOCK SECTORS

       Financial Services                                                20.5%
       -----------------------------------------------------------------------
       Utilities & Communications                                        13.7%
       -----------------------------------------------------------------------
       Consumer Staples                                                  12.2%
       -----------------------------------------------------------------------
       Autos & Housing                                                    8.0%
       -----------------------------------------------------------------------
       Health Care                                                        7.5%
       -----------------------------------------------------------------------
       Energy                                                             7.1%
       -----------------------------------------------------------------------
       Leisure                                                            5.9%
       -----------------------------------------------------------------------
       Retailing                                                          5.7%
       -----------------------------------------------------------------------
       Basic Materials                                                    5.5%
       -----------------------------------------------------------------------
       Technology                                                         5.0%
       -----------------------------------------------------------------------
       Transportation                                                     2.7%
       -----------------------------------------------------------------------
       Industrial Goods & Services                                        2.4%
       -----------------------------------------------------------------------

       COUNTRY WEIGHTINGS

       United Kingdom                                                    20.6%
       -----------------------------------------------------------------------
       Japan                                                             20.4%
       -----------------------------------------------------------------------
       France                                                            13.7%
       -----------------------------------------------------------------------
       Switzerland                                                        9.2%
       -----------------------------------------------------------------------
       Germany                                                            8.8%
       -----------------------------------------------------------------------
       Netherlands                                                        5.3%
       -----------------------------------------------------------------------
       Sweden                                                             3.4%
       -----------------------------------------------------------------------
       South Korea                                                        2.8%
       -----------------------------------------------------------------------
       Norway                                                             2.6%
       -----------------------------------------------------------------------
       Other Countries                                                   13.2%
       -----------------------------------------------------------------------

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- MONEY MARKET SERIES

       PORTFOLIO STRUCTURE (u)

       Commercial Paper                                                  85.8%
       Certificate of Deposit                                            12.0%
       Repurchase Agreements                                              1.8%
       Other Assets Less Liabilities                                      0.4%

       SHORT-TERM CREDIT QUALITY (q)

       Average Credit Quality Short-Term Bonds (a)                         A-1
       -----------------------------------------------------------------------
       All holdings are rated A-1

       MATURITY BREAKDOWN (u)

       0 - 29                                                            50.6%
       -----------------------------------------------------------------------
       30 - 59                                                           18.2%
       -----------------------------------------------------------------------
       60 - 89                                                           25.6%
       -----------------------------------------------------------------------
       90 - 366                                                           5.2%
       -----------------------------------------------------------------------
       Other Assets Less Liabilities                                      0.4%
       -----------------------------------------------------------------------

(a) The average credit quality is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(q) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. If not rated by any of the three agencies, the security is considered Not Rated. U.S. Treasuries and U.S. Agency securities are included in the "A-1"-rating category. Percentages are based on the total market value of investments as of 12/31/06.
(u) For purposes of this graphical presentation, accrued interest, where applicable, is included.

Percentages are based on net assets as of 12/31/06, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- STRATEGIC INCOME SERIES

       PORTFOLIO STRUCTURE (i)

       Bonds                                                             94.9%
       Convertible Bonds                                                  0.2%
       Convertible Preferred Stocks                                       0.1%
       Cash & Other Net Assets                                            4.8%

       FIXED INCOME SECTORS (i)

       High Yield Corporates                                             34.6%
       -----------------------------------------------------------------------
       High Grade Corporates                                             20.0%
       -----------------------------------------------------------------------
       Non-U.S. Government Bonds                                         13.4%
       -----------------------------------------------------------------------
       Emerging Market Bonds                                             13.0%
       -----------------------------------------------------------------------
       Commercial Mortgage-Backed Securities                              6.2%
       -----------------------------------------------------------------------
       Mortgage-Backed Securities                                         4.7%
       -----------------------------------------------------------------------
       U.S. Government Agencies                                           2.4%
       -----------------------------------------------------------------------
       Asset-Backed Securities                                            0.4%
       -----------------------------------------------------------------------
       Collateralized Debt Obligations                                    0.2%
       -----------------------------------------------------------------------

       CREDIT QUALITY OF BONDS (r)

       AAA                                                               22.1%
       -----------------------------------------------------------------------
       AA                                                                 2.3%
       -----------------------------------------------------------------------
       A                                                                 10.6%
       -----------------------------------------------------------------------
       BBB                                                               21.4%
       -----------------------------------------------------------------------
       BB                                                                15.8%
       -----------------------------------------------------------------------
       B                                                                 21.4%
       -----------------------------------------------------------------------
       CCC                                                                5.9%
       -----------------------------------------------------------------------
       Not Rated                                                          0.5%
       -----------------------------------------------------------------------

       PORTFOLIO FACTS

       Average Duration (d)                                                4.7
       -----------------------------------------------------------------------
       Average Life (m)                                               8.4 yrs.
       -----------------------------------------------------------------------
       Average Maturity (m)                                          12.0 yrs.
       -----------------------------------------------------------------------
       Average Credit Quality of Rated Securities (long-term) (a)          BBB
       -----------------------------------------------------------------------
       Average Credit Quality of Rated Securities (short-term) (a)         A-1
       -----------------------------------------------------------------------

       COUNTRY WEIGHTINGS (i)

       United States                                                     65.1%
       -----------------------------------------------------------------------
       Japan                                                              3.3%
       -----------------------------------------------------------------------
       Russia                                                             3.2%
       -----------------------------------------------------------------------
       Germany                                                            3.2%
       -----------------------------------------------------------------------
       Canada                                                             2.7%
       -----------------------------------------------------------------------
       Mexico                                                             2.1%
       -----------------------------------------------------------------------
       France                                                             2.0%
       -----------------------------------------------------------------------
       United Kingdom                                                     2.0%
       -----------------------------------------------------------------------
       Netherlands                                                        1.9%
       -----------------------------------------------------------------------
       Other Countries                                                   14.5%
       -----------------------------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 12/31/06.

Percentages are based on net assets as of 12/31/06, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PERFORMANCE SUMMARY

The information below and on the following pages illustrates the historical performance of each series in comparison to its benchmark(s). Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be more than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR UNITS, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT HOLDER WOULD PAY ON DISTRIBUTIONS OR REDEMPTION OF CONTRACT UNITS.

BOND SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the series' investment operations, May 6, 1998, through December 31, 2006.)

                                          Lehman Brothers
                      Bond Series-       U.S. Government/
                      Initial Class      Credit Bond Index

            5/98         $10,000              $10,000
           12/98          10,690               10,731
           12/99          10,509               10,501
           12/00          11,579               11,745
           12/01          12,488               12,744
           12/02          13,678               14,150
           12/03          15,007               14,811
           12/04          15,945               15,432
           12/05          16,225               15,797
           12/06          17,068               16,394

TOTAL RETURNS THROUGH 12/31/06

                                              Class
                                            Inception
Initial Class                                 Date      1-yr     5-yr   Life (t)
--------------------------------------------------------------------------------
Average Annual Total Return                  5/06/98    5.20%    6.45%    6.37%

Service Class
--------------------------------------------------------------------------------
Average Annual Total Return                  8/24/01    4.87%    6.19%    6.20%

COMPARATIVE BENCHMARK
--------------------------------------------------------------------------------
Lehman Brothers U.S. Government/Credit Bond Index (f)   3.77%    5.16%    5.86%

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the series' investment operations, May 6, 1998, through the stated period end.

EMERGING MARKETS EQUITY SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2006.)

                      Emerging Markets
                       Equity Series-       MSCI Emerging
                        Initial Class       Markets Index

           12/96          $10,000              $10,000
           12/97           11,046                8,841
           12/98            7,735                6,601
           12/99           11,794               10,985
           12/00            9,110                7,622
           12/01            9,017                7,442
           12/02            8,847                6,995
           12/03           13,501               10,932
           12/04           17,171               13,769
           12/05           23,483               18,525
           12/06           30,567               24,561

TOTAL RETURNS THROUGH 12/31/06

                                        Class
                                      Inception
Initial Class                            Date       1-yr      5-yr     10-yr
-------------------------------------------------------------------------------
Average Annual Total Return            6/05/96     30.16%    27.66%    11.82%

Service Class
-------------------------------------------------------------------------------
Average Annual Total Return            8/24/01     29.90%    27.34%    11.67%

COMPARATIVE BENCHMARK
-------------------------------------------------------------------------------
MSCI Emerging Markets Index (f)                    32.59%    26.97%     9.40%

(f) Source: FactSet Research Systems Inc.

GLOBAL GOVERNMENTS SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2006.)

                            Global                 JPMorgan
                      Government Series-      Global Government
                         Initial Class            Bond Index

           12/96           $10,000                 $10,000
           12/97             9,924                  10,140
           12/98            11,458                  11,693
           12/99            10,865                  11,099
           12/00            10,997                  11,359
           12/01            10,765                  11,269
           12/02            12,986                  13,451
           12/03            15,012                  15,403
           12/04            16,522                  16,959
           12/05            15,332                  15,852
           12/06            16,093                  16,793

TOTAL RETURNS THROUGH 12/31/06

                                        Class
                                      Inception
Initial Class                            Date      1-yr      5-yr      10-yr
-------------------------------------------------------------------------------
Average Annual Total Return            5/16/88     4.97%     8.37%      4.87%

Service Class
-------------------------------------------------------------------------------
Average Annual Total Return            8/24/01     4.70%     8.09%      4.73%

COMPARATIVE BENCHMARK
-------------------------------------------------------------------------------
JPMorgan Global Government Bond Index (f)          5.94%     8.31%      5.32%

(f) Source: FactSet Research Systems Inc.

GLOBAL TOTAL RETURN SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2006.)

                                           60% MSCI
                                          World/40%
                     Global Total          JPMorgan         MSCI
                    Return Series-    Global Government     World
                    Initial Class         Bond Index        Index

           12/96       $10,000             $10,000        $10,000
           12/97        11,361              11,033         11,623
           12/98        13,448              13,416         14,505
           12/99        14,582              15,082         18,180
           12/00        14,914              14,037         15,832
           12/01        13,993              12,618         13,216
           12/02        14,074              11,980         10,633
           12/03        17,307              15,094         14,223
           12/04        20,270              17,088         16,392
           12/05        21,045              17,637         18,035
           12/06        24,666              20,219         21,760

TOTAL RETURNS THROUGH 12/31/06

                                        Class
                                      Inception
Initial Class                           Date        1-yr      5-yr     10-yr
-------------------------------------------------------------------------------
Average Annual Total Return           11/07/94     17.20%    12.00%     9.45%

Service Class
-------------------------------------------------------------------------------
Average Annual Total Return            8/24/01     16.91%    11.72%     9.30%

COMPARATIVE BENCHMARKS
-------------------------------------------------------------------------------

60% MSCI World/40% JPMorgan Global
Government Bond Index (f)                          14.64%     9.89%     7.29%
MSCI World Index (f)                               20.65%    10.49%     8.08%

(f) Source: FactSet Research Systems Inc.

GOVERNMENT SECURITIES SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2006.)

                          Government            Lehman Brothers
                      Securities Series-        U.S. Government/
                         Initial Class        Mortgage Bond Index

           12/96           $10,000                  $10,000
           12/97            10,872                   10,954
           12/98            11,818                   11,909
           12/99            11,596                   11,844
           12/00            13,001                   13,303
           12/01            13,972                   14,330
           12/02            15,342                   15,772
           12/03            15,672                   16,202
           12/04            16,261                   16,863
           12/05            16,635                   17,307
           12/06            17,248                   18,059

TOTAL RETURNS THROUGH 12/31/06

                                        Class
                                      Inception
Initial Class                           Date       1-yr      5-yr      10-yr
-------------------------------------------------------------------------------
Average Annual Total Return            6/12/85     3.68%     4.30%      5.60%

Service Class
-------------------------------------------------------------------------------
Average Annual Total Return            8/24/01     3.47%     4.05%      5.47%

COMPARATIVE BENCHMARK
-------------------------------------------------------------------------------
Lehman Brothers U.S. Government/Mortgage
Bond Index (f)                                     4.35%     4.74%      6.09%

(f) Source: FactSet Research Systems Inc.

HIGH YIELD SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2006.)

                                         Lehman Brothers
                        High Yield       U.S. High-Yield
                         Series-            Corporate
                      Initial Class         Bond Index

           12/96         $10,000             $10,000
           12/97          11,324              11,277
           12/98          11,389              11,488
           12/99          12,177              11,762
           12/00          11,350              11,072
           12/01          11,554              11,657
           12/02          11,866              11,498
           12/03          14,410              14,828
           12/04          15,785              16,479
           12/05          16,132              16,930
           12/06          17,808              18,939

TOTAL RETURNS THROUGH 12/31/06

                                        Class
                                      Inception
Initial Class                           Date        1-yr      5-yr     10-yr
-------------------------------------------------------------------------------
Average Annual Total Return            6/12/85     10.39%     9.04%     5.94%

Service Class
-------------------------------------------------------------------------------
Average Annual Total Return            8/24/01     10.04%     8.77%     5.79%

COMPARATIVE BENCHMARK
-------------------------------------------------------------------------------
Lehman Brothers U.S. High-Yield Corporate
Bond Index (f)                                     11.87%    10.19%     6.59%

(f) Source: Factset Research Systems Inc.

INTERNATIONAL VALUE SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2006.)

                    International                    MSCI
                    Value Series-    MSCI EAFE       EAFE
                    Initial Class    Value Index     Index

           12/96       $10,000         $10,000     $10,000
           12/97        10,653          10,182      10,206
           12/98        12,963          12,024      12,281
           12/99        15,193          14,974      15,633
           12/00        14,839          14,552      13,451
           12/01        12,667          11,901      10,599
           12/02        11,925          10,044       8,939
           12/03        15,935          14,661      12,441
           12/04        20,400          18,308      15,016
           12/05        23,504          20,944      17,120
           12/06        30,374          27,447      21,718

TOTAL RETURNS THROUGH 12/31/06

                                        Class
                                      Inception
Initial Class                           Date        1-yr      5-yr     10-yr
-------------------------------------------------------------------------------
Average Annual Total Return           10/02/95     29.23%    19.11%    11.75%

Service Class
-------------------------------------------------------------------------------
Average Annual Total Return            8/24/01     28.95%    18.85%    11.63%

COMPARATIVE BENCHMARKS
-------------------------------------------------------------------------------
MSCI EAFE Value Index (f)                          31.05%    18.19%    10.62%
MSCI EAFE Index (f)                                26.86%    15.43%     8.06%

(f) Source: FactSet Research Systems Inc.

MONEY MARKET SERIES

TOTAL RETURNS THROUGH 12/31/06

                                        Class
                                      Inception        1-yr         Current (y)
Initial Class                           Date       Total Return     7-day Yield
-------------------------------------------------------------------------------
                                       7/19/85         4.59%           4.69%

                                        Class
                                      Inception        1-yr         Current (y)
Service Class                           Date       Total Return     7-day Yield
-------------------------------------------------------------------------------
                                       8/24/01         4.33%           4.44%

(y) Based on the latest seven days ended as of December 31, 2006, with dividends annualized. The yield quotation more closely reflects the current earnings of the series than the total return quotation.

STRATEGIC INCOME SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the series' investment operations, May 6, 1998, through December 31, 2006.)

                                                                      Citigroup
                                                           Lehman        World
                                                          Brothers    Government
                           JPMorgan         Lehman       U.S. High-   Bond Non-
           Strategic       Emerging        Brothers         Yield       Dollar
        Income Series-   Market Bond    U.S. Aggregate   Corporate      Hedged
        Initial Class    Index Global     Bond Index     Bond Index     Index

5/98       $10,000         $10,000         $10,000        $10,000      $10,000
12/98        8,398           9,817          10,645         10,040       10,524
12/99       10,428          10,051          10,557         10,503       10,828
12/00       11,931           9,462          11,785         10,805       11,901
12/01       12,092           9,962          12,780         11,162       12,658
12/02       13,678           9,826          14,090         12,001       13,515
12/03       17,188          12,671          14,669         13,548       13,775
12/04       19,205          14,083          15,305         14,637       14,489
12/05       21,266          14,468          15,677         14,914       15,315
12/06       23,366          16,185          16,356         15,914       15,791

TOTAL RETURNS THROUGH 12/31/06

                                        Class
                                      Inception
Initial Class                           Date        1-yr      5-yr     Life (t)
-------------------------------------------------------------------------------
Average Annual Total Return            5/06/98      6.71%     7.35%      5.52%

Service Class
-------------------------------------------------------------------------------
Average Annual Total Return            8/24/01      6.45%     7.08%      5.35%

COMPARATIVE BENCHMARKS
-------------------------------------------------------------------------------
Citigroup World Government Bond Non-Dollar
Hedged Index (f)                                    3.10%     4.52%      5.40%
JPMorgan Emerging Markets Bond Index Global (f)     9.88%    14.08%     10.27%
Lehman Brothers U.S. Aggregate Bond Index (f)       4.33%     5.06%      5.83%
Lehman Brothers U.S. High-Yield Corporate
Bond Index (f)                                     11.87%    10.19%      5.71%

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the series' investment operations, May 6, 1998 through the stated period end. Lehman Brothers U.S. High-Yield Corporate Bond Index information is from May 1, 1998.

INDEX DEFINITIONS

CITIGROUP WORLD GOVERNMENT BOND NON-DOLLAR HEDGED INDEX - a market capitalization-weighted index that tracks the currency-hedged performance of the major government bond markets, excluding the United States. Country eligibility is determined based upon market capitalization and investability criteria.

JPMORGAN EMERGING MARKETS BOND INDEX GLOBAL (EMBI GLOBAL) - tracks total returns for U.S.-dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds.

JPMORGAN GLOBAL GOVERNMENT BOND INDEX - measures developed government bond markets around the world.

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

LEHMAN BROTHERS U.S. HIGH-YIELD CORPORATE BOND INDEX - measures the universe of non-investment grade, fixed rate debt. Eurobonds, and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded.

LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT BOND INDEX - measures investment grade debt obligations of the U.S. Treasury and U.S. government agencies, as well as U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

LEHMAN BROTHERS U.S. GOVERNMENT/MORTGAGE BOND INDEX - measures debt issued by the U.S. Government as well as mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALASIA, FAR
EAST) INDEX - a market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALASIA, FAR
EAST) VALUE INDEX - a market capitalization index that is designed to measure developed market equity performance for value securities, excluding the U.S. and Canada.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EMERGING MARKETS INDEX - a market capitalization index that is designed to measure equity market performance in the global emerging markets.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX - a market capitalization index that is designed to measure global developed market equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class shares performance shown is higher than it would have been had Service Class shares been offered for the entire period.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the series' performance results would be less favorable. Please see the prospectus and financial statements for complete details. All results are historical and assume the reinvestment of dividends and capital gains.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLES

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JULY 1, 2006 THROUGH DECEMBER 31, 2006

As a contract holder of each series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in each series and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2006 through December 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight each series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in each series is made. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in each series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

                                   Beginning     Ending
                       Annualized   Account      Account      Expenses Paid
                        Expense      Value        Value     During Period (p)
BOND SERIES              Ratio      7/01/06     12/31/06    7/01/06-12/31/06
--------------------------------------------------------------------------------
Initial Class
  Actual                 0.71%     $1,000.00    $1,060.70         $3.69
  Hypothetical (h)       0.71%     $1,000.00    $1,021.63         $3.62
Service Class
  Actual                 0.95%     $1,000.00    $1,058.10         $4.93
  Hypothetical (h)       0.95%     $1,000.00    $1,020.42         $4.84

EMERGING MARKETS
EQUITY SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                 1.70%     $1,000.00    $1,216.30         $9.50
  Hypothetical (h)       1.70%     $1,000.00    $1,016.64         $8.64
Service Class
  Actual                 1.91%     $1,000.00    $1,215.30        $10.67
  Hypothetical (h)       1.91%     $1,000.00    $1,015.58         $9.70

GLOBAL
GOVERNMENTS SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                 1.00%     $1,000.00    $1,023.90         $5.10
  Hypothetical (h)       1.00%     $1,000.00    $1,020.16         $5.09
Service Class
  Actual                 1.25%     $1,000.00    $1,022.20         $6.37
  Hypothetical (h)       1.25%     $1,000.00    $1,018.90         $6.36

GLOBAL TOTAL
RETURN SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                 0.95%     $1,000.00    $1,092.90         $5.01
  Hypothetical (h)       0.95%     $1,000.00    $1,020.42         $4.84
Service Class
  Actual                 1.20%     $1,000.00    $1,091.00         $6.32
  Hypothetical (h)       1.20%     $1,000.00    $1,019.16         $6.11

GOVERNMENT
SECURITIES SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                 0.62%     $1,000.00    $1,044.60         $3.20
  Hypothetical (h)       0.62%     $1,000.00    $1,022.08         $3.16
Service Class
  Actual                 0.87%     $1,000.00    $1,043.10         $4.48
  Hypothetical (h)       0.87%     $1,000.00    $1,020.82         $4.43

HIGH YIELD SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                 0.81%     $1,000.00    $1,079.40         $4.25
  Hypothetical (h)       0.81%     $1,000.00    $1,021.12         $4.13
Service Class
  Actual                 1.06%     $1,000.00    $1,078.40         $5.55
  Hypothetical (h)       1.06%     $1,000.00    $1,019.86         $5.40

SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JULY 1, 2006 THROUGH DECEMBER 31, 2006 -- continued

                                   Beginning     Ending
                       Annualized   Account      Account      Expenses Paid
INTERNATIONAL           Expense      Value        Value     During Period (p)
VALUE SERIES             Ratio      7/01/06     12/31/06    7/01/06-12/31/06
--------------------------------------------------------------------------------
Initial Class
  Actual                 1.13%     $1,000.00    $1,145.30         $6.11
  Hypothetical (h)       1.13%     $1,000.00    $1,019.51         $5.75
Service Class
  Actual                 1.38%     $1,000.00    $1,143.50         $7.46
  Hypothetical (h)       1.38%     $1,000.00    $1,018.25         $7.02

MONEY MARKET SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                 0.60%     $1,000.00    $1,024.30         $3.06
  Hypothetical (h)       0.60%     $1,000.00    $1,022.18         $3.06
Service Class
  Actual                 0.85%     $1,000.00    $1,023.00         $4.33
  Hypothetical (h)       0.85%     $1,000.00    $1,020.92         $4.33

STRATEGIC
INCOME SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                 0.92%     $1,000.00    $1,059.90         $4.78
  Hypothetical (h)       0.92%     $1,000.00    $1,020.57         $4.69
Service Class
  Actual                 1.17%     $1,000.00    $1,058.21         $6.07
  Hypothetical (h)       1.17%     $1,000.00    $1,019.31         $5.96

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS -- December 31, 2006
BOND SERIES
BONDS -- 97.6%

ISSUER                                               SHARES/PAR      VALUE ($)

AEROSPACE -- 0.5%
Bombardier, Inc., 6.3%, 2014 (n) ...............    $ 1,060,000    $    996,400
                                                                   ------------

ASSET BACKED & SECURITIZED -- 11.3%
ARCap REIT, Inc., "G", 6.1%, 2045 (n) ..........    $   350,000    $    316,463
Asset Securitization Corp., FRN,
  7.8671%, 2029 ................................        775,000         841,250
Banc of America Commercial Mortgage, Inc.,
  FRN, 5.7755%, 2045 ...........................        680,000         703,646
Bayview Financial Revolving Mortgage Loan
  Trust, FRN, 6.15%, 2040 (z) ..................        470,000         470,630
Brazilian Merchant Voucher Receivables
  Ltd., 5.911%, 2011 (z) .......................        641,221         628,204
Capital One Auto Finance Trust,
  2.47%, 2010 ..................................        205,291         204,158
Commercial Mortgage Acceptance Corp.,
  7.03%, 2031 ..................................        685,124         706,128
Commercial Mortgage Acceptance Corp., FRN,
  1.0004%, 2030 (i) ............................      7,730,300         194,389
Countrywide Asset-Backed Certificates,
  FRN, 4.575%, 2035 ............................         97,712          96,951
CPS Auto Receivables Trust,
  3.52%, 2009 (z) ..............................         74,941          74,223
Credit Suisse Mortgage Capital
  Certificate, 5.343%, 2039 ....................      1,030,000       1,024,026
CRIIMI MAE Commercial Mortgage Trust,
  7%, 2033 (n) .................................        521,329         515,751
Deutsche Mortgage & Asset Receiving Corp.,
  6.538%, 2031 .................................        378,890         381,395
DLJ Commercial Mortgage Corp., 6.04%, 2031 .....        625,000         634,416
Drive Auto Receivables Trust,
  2.5%, 2009 (n) ...............................        306,549         301,788
Falcon Franchise Loan LLC,
  6.5%, 2014 (z) ...............................        440,000         384,261
Falcon Franchise Loan LLC, FRN,
  3.8676%, 2025 (i)(z) .........................      2,543,519         392,897
First Union-Lehman Brothers Commercial
  Mortgage Trust, 7%, 2029 (n) .................        607,000         655,374
GE Commercial Mortgage Corp., FRN,
  5.3394%, 2044 ................................        440,000         440,610
GMAC Commercial Mortgage Securities, Inc.,
  6.02%, 2033 ..................................        800,000         814,952
GMAC Commercial Mortgage Securities, Inc.,
  FRN, 7.6614%, 2034 (n) .......................        825,000         895,155
Greenwich Capital Commercial Funding
  Corp., 4.305%, 2042 ..........................        589,156         573,547
Greenwich Capital Commercial Funding
  Corp., FRN, 5.9123%, 2016 ....................        350,000         365,702
Holmes Financing PLC, FRN,
  6.0938%, 2040 ................................        181,000         181,033
IKON Receivables Funding LLC,
  3.27%, 2011 ..................................        332,311         330,641
JPMorgan Chase Commercial Mortgage
  Securities Corp., 5.372%, 2047 ...............        820,000         819,106
JPMorgan Chase Commercial Mortgage
  Securities Corp., FRN,
  5.3443%, 2042 (n) ............................        765,072         748,873
JPMorgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.3643%, 2043 .........      1,168,381       1,170,277
JPMorgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.855%, 2043 ..........        681,261         706,324
JPMorgan Chase Commercial Mortgage
  Securities Corp., FRN, 5.038%, 2046 ..........        880,000         862,806
Lehman Brothers Commercial Conduit
  Mortgage Trust, FRN,
  0.9592%, 2030 (i) ............................      6,330,900         123,478
Morgan Stanley Capital I, Inc.,
  5.72%, 2032 ..................................        330,344         332,965
Morgan Stanley Capital I, Inc., FRN,
  0.5376%, 2030 (i)(n) .........................     22,112,417         277,820
Mortgage Capital Funding, Inc., FRN,
  0.7028%, 2031 (i) ............................      6,266,107          43,630
Nomura Asset Acceptance Corp., FRN,
  4.423%, 2034 .................................        445,763         440,348
Prudential Securities Secured Financing
  Corp., FRN, 7.379%, 2013 (z) .................        567,000         600,894
Spirit Master Funding LLC,
  5.05%, 2023 (z) ..............................        469,191         451,680
TIAA Real Estate CDO Ltd.,
  7.17%, 2032 (n) ..............................        206,764         207,569
TPREF Funding III Ltd., CDO,
  5.34% to 2008, FRN to 2033 (z) ...............      1,075,000       1,066,602
Wachovia Bank Commercial Mortgage Trust,
  FRN, 4.847%, 2041 ............................        551,473         534,151
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.1959%, 2044 ...........................        391,000         388,443
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.3161%, 2044 ...........................        600,000         599,526
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.962%, 2045 (n) ........................        680,000         711,881
                                                                   ------------
                                                                   $ 22,213,963
                                                                   ------------
AUTOMOTIVE -- 1.0%
Ford Motor Credit Co., 5.8%, 2009 ..............    $   926,000    $    909,187
Johnson Controls, Inc., 5.5%, 2016 .............      1,050,000       1,029,517
                                                                   ------------
                                                                   $  1,938,704
                                                                   ------------
BROADCASTING -- 1.3%
CBS Corp., 6.625%, 2011 ........................    $   933,000    $    963,667
Clear Channel Communications, Inc.,
  7.65%, 2010 ..................................        671,000         702,507
News America Holdings, 8.5%, 2025 ..............        770,000         911,305
                                                                   ------------
                                                                   $  2,577,479
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 2.1%
AMVESCAP PLC, 4.5%, 2009 .......................    $   684,000    $    666,828
Lehman Brothers Holdings, Inc.,
  5.5%, 2016 ...................................        551,000         550,925
Merrill Lynch & Co., Inc., 6.05%, 2016 .........      1,102,000       1,140,615
Morgan Stanley Dean Witter, Inc.,
  6.6%, 2012 ...................................      1,240,000       1,309,540
Morgan Stanley Group, Inc.,
  5.75%, 2016 ..................................        510,000         517,484
                                                                   ------------
                                                                   $  4,185,392
                                                                   ------------
BUILDING -- 1.7%
American Standard Cos., Inc.,
  7.375%, 2008 .................................    $ 1,150,000    $  1,169,108
American Standard Cos., Inc.,
  7.625%, 2010 .................................        302,000         316,511
Hanson PLC, 6.125%, 2016 .......................      1,030,000       1,048,400
Lafarge S.A., 6.5%, 2016 .......................        877,000         915,693
                                                                   ------------
                                                                   $  3,449,712
                                                                   ------------
BUSINESS SERVICES -- 0.5%
Xerox Corp., 6.4%, 2016 ........................    $ 1,020,000    $  1,041,675
                                                                   ------------
CABLE TV -- 2.7%
Cox Communications, Inc.,
  4.625%, 2013 .................................    $   994,000    $    935,297
CSC Holdings, Inc., 7.875%, 2007 ...............        975,000         987,188
Rogers Cable, Inc., 5.5%, 2014 .................        364,000         348,053
TCI Communications Financing III,
  9.65%, 2027 ..................................      2,081,000       2,195,653
TCI Communications, Inc., 9.8%, 2012 ...........        439,000         517,667
Time Warner Entertainment Co. LP,
  8.375%, 2033 .................................        266,000         321,485
                                                                   ------------
                                                                   $  5,305,343
                                                                   ------------
CHEMICALS -- 0.3%
BCP Crystal Holdings Corp.,
  9.625%, 2014 .................................    $   468,000    $    517,140
                                                                   ------------
COMPUTER SOFTWARE -- 0.3%
Seagate Technology HDD Holdings,
  6.375%, 2011 .................................    $   170,000    $    170,000
Seagate Technology HDD Holdings,
  6.8%, 2016 ...................................        440,000         442,200
                                                                   ------------
                                                                   $    612,200
                                                                   ------------
CONGLOMERATES -- 0.4%
Kennametal, Inc., 7.2%, 2012 ...................    $   816,000    $    859,317
                                                                   ------------
CONSTRUCTION -- 0.5%
Beazer Homes USA, Inc., 6.875%, 2015 ...........    $   690,000    $    676,200
D.R. Horton, Inc., 5.625%, 2014 ................        269,000         259,823
                                                                   ------------
                                                                   $    936,023
                                                                   ------------
CONSUMER GOODS & SERVICES -- 0.6%
Fortune Brands, Inc., 5.125%, 2011 .............    $   940,000    $    922,412
Service Corp. International,
  7.375%, 2014 .................................        300,000         313,500
                                                                   ------------
                                                                   $  1,235,912
                                                                   ------------
DEFENSE ELECTRONICS -- 1.9%
L-3 Communications Corp.,
  6.375%, 2015 .................................    $ 1,115,000    $  1,103,850
Litton Industries, Inc., 8%, 2009 ..............      1,300,000       1,384,609
Raytheon Co., 8.3%, 2010 .......................      1,228,000       1,333,210
                                                                   ------------
                                                                   $  3,821,669
                                                                   ------------
EMERGING MARKET QUASI-SOVEREIGN -- 0.6%
Export-Import Bank of Korea,
  5.25%, 2014 (n) ..............................    $   596,000    $    590,132
Pemex Finance Ltd., 9.69%, 2009 ................        603,350         651,896
                                                                   ------------
                                                                   $  1,242,028
                                                                   ------------
EMERGING MARKET SOVEREIGN -- 0.5%
Republic of Argentina, FRN,
  5.59%, 2012 ..................................    $   375,000    $    353,782
Republic of Panama, 9.375%, 2029 ...............        331,000         441,885
Republic of Panama, 6.7%, 2036 .................         66,000          68,640
United Mexican States, 8.3%, 2031 ..............        118,000         150,863
                                                                   ------------
                                                                   $  1,015,170
                                                                   ------------
ENERGY -- INDEPENDENT -- 1.7%
Anadarko Petroleum Corp., 6.45%, 2036 ..........    $   680,000    $    687,137
Chesapeake Energy Corp.,
  6.375%, 2015 .................................      1,110,000       1,098,900
Ocean Energy, Inc., 7.25%, 2011 ................      1,400,000       1,493,666
                                                                   ------------
                                                                   $  3,279,703
                                                                   ------------
ENERGY -- INTEGRATED -- 0.7%
TNK-BP Ltd., 6.875%, 2011 (z) ..................    $ 1,360,000    $  1,405,900
                                                                   ------------
ENTERTAINMENT -- 1.1%
Time Warner, Inc., 9.125%, 2013 ................    $ 1,216,000    $  1,416,628
Time Warner, Inc., 6.5%, 2036 ..................        110,000         109,486
Walt Disney Co., 6.375%, 2012 ..................        660,000         691,703
                                                                   ------------
                                                                   $  2,217,817
                                                                   ------------
FINANCIAL INSTITUTIONS -- 3.3%
Allied Capital Corp., 6.625%, 2011 .............    $ 1,000,000    $  1,016,882
Countrywide Financial Corp.,
  6.25%, 2016 ..................................      1,462,000       1,490,117
General Electric Capital Corp.,
  8.7%, 2007 ...................................          4,000           4,020
General Motors Acceptance Corp.,
  5.85%, 2009 ..................................        696,000         693,363
General Motors Acceptance Corp.,
  7.25%, 2011 ..................................        739,000         768,511
HSBC Finance Corp., 6.75%, 2011 ................        550,000         582,087
HSBC Finance Corp., 5.5%, 2016 .................      1,402,000       1,408,617
International Lease Finance Corp.,
  5.625%, 2013 .................................        524,000         527,828
                                                                   ------------
                                                                   $  6,491,425
                                                                   ------------
FOOD & BEVERAGES -- 1.5%
Dean Foods Co., 7%, 2016 .......................    $   964,000    $    973,640
Diageo Capital PLC, 5.5%, 2016 .................      1,070,000       1,056,408
Miller Brewing Co., 5.5%, 2013 (n) .............        978,000         967,144
                                                                   ------------
                                                                   $  2,997,192
                                                                   ------------
FOREST & PAPER PRODUCTS -- 1.0%
MeadWestvaco Corp., 6.8%, 2032 .................    $   524,000    $    498,323
Stone Container Corp., 7.375%, 2014 ............        645,000         599,850
Stora Enso Oyj, 7.25%, 2036 (z) ................        823,000         862,634
                                                                   ------------
                                                                   $  1,960,807
                                                                   ------------
GAMING & LODGING -- 2.0%
Harrah's Operating Co., Inc.,
  5.375%, 2013 .................................    $   413,000    $    363,488
Host Marriott LP, 6.75%, 2016 ..................      1,110,000       1,111,380
Marriott International, Inc., 6.2%, 2016 .......        497,000         501,217
Royal Caribbean Cruises Ltd.,
  8%, 2010 .....................................        705,000         748,276
Starwood Hotels & Resorts Worldwide, Inc.,
  7.875%, 2012 .................................        575,000         607,268
Wyndham Worldwide Corp.,
  6%, 2016 (n) .................................        670,000         658,214
                                                                   ------------
                                                                   $  3,989,843
                                                                   ------------
INSURANCE -- 2.0%
American International Group,
  4.25%, 2013 ..................................    $   970,000    $    909,538
ING Groep N.V., 5.775% to 2015,
  FRN to 2049 ..................................        902,000         892,552
Prudential Insurance Co.,
  7.65%, 2007 (n) ..............................      1,100,000       1,112,714
UnumProvident Corp., 6.85%, 2015 (n) ...........        950,000         987,712
                                                                   ------------
                                                                   $  3,902,516
                                                                   ------------
INSURANCE -- PROPERTY & CASUALTY -- 0.9%
AXIS Capital Holdings Ltd.,
  5.75%, 2014 ..................................    $   860,000    $    854,671
Fund American Cos., Inc.,
  5.875%, 2013 .................................        993,000         987,067
                                                                   ------------
                                                                   $  1,841,738
                                                                   ------------
MACHINERY & TOOLS -- 0.6%
Case New Holland, Inc., 7.125%, 2014 ...........    $ 1,095,000    $  1,111,425
                                                                   ------------
MAJOR BANKS -- 6.5%
Barclays Bank PLC, 8.55% to 2011,
  FRN to 2049 (n) ..............................    $ 1,682,000    $  1,882,237
BNP Paribas, 5.186% to 2015,
  FRN to 2049 (n) ..............................      1,147,000       1,101,211
HBOS Capital Funding LP,
  6.071% to 2014, FRN to 2049 (n) ..............      1,205,000       1,221,817
MUFG Capital Finance 1 Ltd.,
  6.346% to 2016, FRN to 2049 ..................      1,686,000       1,711,101
Natexis AMBS Co. LLC, 8.44% to 2008, FRN
  to 2049 (n) ..................................      1,637,000       1,704,739
Royal Bank of Scotland Group PLC,
  9.118%, 2049 .................................        348,000         385,527
Socgen Real Estate LLC,
  7.64% to 2007, FRN to 2049 (n) ...............      2,047,000       2,078,640
UniCredito Italiano Capital Trust II,
  9.2% to 2010, FRN to 2049 (n) ................        851,000         954,917
Wachovia Corp., 6.605%, 2025 ...................      1,270,000       1,355,615
Wells Fargo Capital X, 5.95%, 2036 .............        490,000         480,243
                                                                   ------------
                                                                   $ 12,876,047
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 1.3%
Cardinal Health, Inc., 5.85%, 2017 .............    $   551,000    $    547,903
Fisher Scientific International, Inc.,
  6.125%, 2015 .................................      1,115,000       1,102,298
HCA, Inc., 8.75%, 2010 .........................        838,000         873,615
                                                                   ------------
                                                                   $  2,523,816
                                                                   ------------
METALS & MINING -- 1.8%
Corporacion Nacional del Cobre de Chile,
  6.375%, 2012 (n) .............................    $   342,000    $    356,993
International Steel Group, Inc.,
  6.5%, 2014 ...................................        945,000         970,988
Peabody Energy Corp., 5.875%, 2016 .............      1,525,000       1,486,875
Vale Overseas Ltd., 6.25%, 2017 ................        663,000         666,014
                                                                   ------------
                                                                   $  3,480,870
                                                                   ------------
MORTGAGE BACKED -- 9.6%
Fannie Mae, 6%, 2017 - 2035 ....................    $ 2,359,428    $  2,380,832
Fannie Mae, 5.5%, 2017 - 2035 ..................      6,390,245       6,361,131
Fannie Mae, 4.5%, 2018 .........................      1,797,268       1,738,048
Fannie Mae, 7.5%, 2030 - 2031 ..................        251,555         261,883
Fannie Mae, 6.5%, 2032 .........................        947,459         969,176
Freddie Mac, 6%, 2021 - 2034 ...................        780,994         789,617
Freddie Mac, 5%, 2025 - 2035 ...................      4,701,667       4,555,751
Freddie Mac, 5.5%, 2035 ........................      2,008,665       1,986,884
                                                                   ------------
                                                                   $ 19,043,322
                                                                   ------------
NATURAL GAS -- PIPELINE -- 2.3%
CenterPoint Energy Resources Corp.,
  7.875%, 2013 .................................    $ 1,383,000    $  1,534,454
Kinder Morgan Energy Partners LP,
  5.125%, 2014 .................................        410,000         390,483
Kinder Morgan Energy Partners LP,
  7.4%, 2031 ...................................        581,000         635,960
Kinder Morgan, Inc., 6.8%, 2008 ................        600,000         607,728
Magellan Midstream Partners LP,
  5.65%, 2016 ..................................        733,000         713,622
Williams Cos., Inc., 7.125%, 2011 ..............        689,000         716,560
                                                                   ------------
                                                                   $  4,598,807
                                                                   ------------
NETWORK & TELECOM -- 2.3%
AT&T, Inc., 5.1%, 2014 .........................    $ 1,361,000    $  1,321,462
Deutsche Telekom International Finance
  B.V., 8%, 2010 ...............................        548,000         593,392
Telecomunicaciones de Puerto Rico, Inc.,
  6.8%, 2009 ...................................        375,000         382,789
Telefonica Emisiones S.A.U.,
  7.045%, 2036 .................................        550,000         584,192
Telefonica Europe B.V., 7.75%, 2010 ............        981,000       1,053,636
Verizon New York, Inc., 6.875%, 2012 ...........        635,000         658,315
                                                                   ------------
                                                                   $  4,593,786
                                                                   ------------
OIL SERVICES -- 0.6%
Halliburton Co., 5.5%, 2010 ....................    $ 1,225,000    $  1,222,823
                                                                   ------------
OILS -- 0.9%
Premcor Refining Group, Inc.,
  7.5%, 2015 ...................................    $ 1,690,000    $  1,767,360
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 6.9%
Alfa Diversified Payment Rights Finance
  Co., FRN, 7.2531%, 2011 (z) ..................    $   663,000    $    661,343
Banco Mercantil del Norte S.A.,
  5.875% to 2009, FRN to 2014 (n) ..............      1,000,000       1,007,000
Chuo Mitsui Trust & Banking Co., 5.506% to 2015,
  FRN to 2049 (n) ..............................      1,114,000       1,064,025
Citigroup, Inc., 5%, 2014 ......................        938,000         915,860
Credit Suisse (USA), Inc.,
  4.875%, 2010 .................................      1,389,000       1,373,889
Fifth Third Bancorp, 5.45%, 2017 ...............        900,000         889,633
Kazkommerts International B.V.,
  8.5%, 2013 ...................................        698,000         749,478
Mizuho Capital Investment 1 Ltd.,
  6.686% to 2016, FRN to 2049 (n) ..............      1,550,000       1,563,826
Mizuho Financial Group, Inc.,
  5.79%, 2014 (n) ..............................        929,000         934,448
Nordea Bank AB, 5.424% to 2015,
  FRN to 2049 (n) ..............................        700,000         671,438
Resona Bank Ltd., 5.85% to 2016,
  FRN to 2049 (n) ..............................      1,051,000       1,026,256
Russian Standard Finance S.A.,
  8.625%, 2011 (n) .............................        605,000         602,731
UBS Preferred Funding Trust V,
  6.243% to 2016, FRN to 2049 ..................      1,030,000       1,066,552
UFJ Finance Aruba AEC, 6.75%, 2013 .............      1,028,000       1,097,050
                                                                   ------------
                                                                   $ 13,623,529
                                                                   ------------
PHARMACEUTICALS -- 0.4%
Wyeth, 5.5%, 2013 ..............................    $   864,000    $    869,590
                                                                   ------------
PRINTING & PUBLISHING -- 0.8%
Dex Media West LLC, 9.875%, 2013 ...............    $   659,000    $    718,310
Idearc, Inc., 8%, 2016 (n) .....................        870,000         883,050
                                                                   ------------
                                                                   $  1,601,360
                                                                   ------------
RAILROAD & SHIPPING -- 1.0%
CSX Corp., 6.3%, 2012 ..........................    $   826,000    $    855,973
TFM S.A. de C.V., 9.375%, 2012 .................        968,000       1,033,340
                                                                   ------------
                                                                   $  1,889,313
                                                                   ------------
REAL ESTATE -- 3.6%
EOP Operating LP, 6.8%, 2009 ...................    $ 1,137,000    $  1,174,917
EOP Operating LP, 4.75%, 2014 ..................      1,119,000       1,108,515
HRPT Properties Trust, REIT,
  6.25%, 2016 ..................................      1,027,000       1,058,582
Liberty Property Ltd. Partnership, REIT,
  5.5%, 2016 ...................................        660,000         650,667
ProLogis Trust, REIT, 5.625%, 2016 .............        160,000         158,805
ProLogis, REIT, 5.75%, 2016 ....................      1,113,000       1,119,795
Simon Property Group LP, REIT,
  6.35%, 2012 ..................................        629,000         654,716
Simon Property Group LP, REIT,
  5.75%, 2015 ..................................      1,200,000       1,217,461
                                                                   ------------
                                                                   $  7,143,458
                                                                   ------------
RESTAURANTS -- 0.3%
YUM! Brands, Inc., 8.875%, 2011 ................    $   466,000    $    522,745
                                                                   ------------

RETAILERS -- 1.7%
Couche-Tard, Inc., 7.5%, 2013 ..................    $   700,000    $    715,750
Dollar General Corp., 8.625%, 2010 .............        725,000         770,313
Federated Retail Holdings, Inc.,
  5.9%, 2016 ...................................        520,000         519,191
Home Depot, Inc., 5.25%, 2013 ..................        940,000         933,009
Home Depot, Inc., 5.4%, 2016 ...................        463,000         452,835
                                                                   ------------
                                                                   $  3,391,098
                                                                   ------------
SUPRANATIONAL -- 0.3%
Corporacion Andina de Fomento,
  6.875%, 2012 .................................    $   481,000    $    511,506
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 1.4%
Mobile TeleSystems OJSC,
  9.75%, 2008 (n) ..............................    $   559,000    $    578,565
Nextel Communications, Inc.,
  5.95%, 2014 ..................................      1,570,000       1,528,891
Rogers Wireless, Inc., 7.25%, 2012 .............        535,000         567,100
                                                                   ------------
                                                                   $  2,674,556
                                                                   ------------
TOBACCO -- 0.5%
Reynolds American, Inc., 7.25%, 2012 ...........    $   881,000    $    918,443
                                                                   ------------
TRANSPORTATION -- SERVICES -- 0.6%
FedEx Corp., 9.65%, 2012 .......................    $ 1,052,000    $  1,252,826
                                                                   ------------
U.S. GOVERNMENT AGENCIES -- 3.7%
Small Business Administration,
  4.34%, 2024 ..................................    $ 1,128,219    $  1,075,419
Small Business Administration,
  4.93%, 2024 ..................................      1,584,536       1,563,533
Small Business Administration,
  4.99%, 2024 ..................................        712,098         703,482
Small Business Administration,
  4.625%, 2025 .................................      1,087,245       1,049,974
Small Business Administration,
  4.86%, 2025 ..................................        637,922         625,126
Small Business Administration,
  5.11%, 2025 ..................................      2,245,161       2,229,181
                                                                   ------------
                                                                   $  7,246,715
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 2.7%
U.S. Treasury Bonds, 6.25%, 2023 ...............    $   963,000    $  1,108,428
U.S. Treasury Bonds, 5.375%, 2031 (f) ..........      2,255,000       2,415,493
U.S. Treasury Bonds, 4.5%, 2036 ................        585,000         556,299
U.S. Treasury Notes, TIPS, 2%, 2014 ............      1,220,666       1,184,762
                                                                   ------------
                                                                   $  5,264,982
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 7.4%
Allegheny Energy Supply Co. LLC,
  8.25%, 2012 (n) ..............................    $ 1,110,000    $  1,218,225
Beaver Valley Funding Corp., 9%, 2017 ..........      2,022,000       2,270,686
DPL, Inc., 6.875%, 2011 ........................        614,000         644,762
Empresa Nacional de Electricidad S.A.,
  8.35%, 2013 ..................................        520,000         589,814
Enersis S.A., 7.375%, 2014 .....................        686,000         738,288
Exelon Generation Co. LLC,
  6.95%, 2011 ..................................        976,000       1,028,185
FirstEnergy Corp., 6.45%, 2011 .................        702,000         732,053
MidAmerican Energy Holdings Co.,
  6.125%, 2036 .................................        706,000         711,686
NiSource Finance Corp.,
  7.875%, 2010 .................................        755,000         814,541
NorthWestern Corp., 5.875%, 2014 ...............        680,000         668,126
NRG Energy, Inc., 7.375%, 2016 .................      1,110,000       1,115,550
PSEG Power LLC, 5.5%, 2015 .....................        284,000         277,967
Spectra Energy Capital LLC, 8%, 2019 ...........        942,000       1,095,127
System Energy Resources, Inc.,
  5.129%, 2014 (n) .............................        749,440         731,783
TXU Energy Co., 7%, 2013 .......................      1,105,000       1,156,226
Waterford 3 Funding Corp.,
  8.09%, 2017 ..................................        856,737         863,068
                                                                   ------------
                                                                   $ 14,656,087
                                                                   ------------
    Total Bonds
      (Identified Cost, $192,741,299) ..........                   $192,819,532
                                                                   ------------

SHORT-TERM OBLIGATIONS -- 1.2%
General Electric Capital Corp.,
  5.29%, due 1/02/07, at Amortized Cost
  and Value (y) ................................    $ 2,312,000    $  2,311,660
                                                                   ------------
    Total Investments
      (Identified Cost, $195,052,959) (k) ......                   $195,131,192
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- 1.2% .....................                      2,331,408
                                                                   ------------
    Net Assets -- 100.0% .......................                   $197,462,600
                                                                   ============

FUTURES CONTRACTS OUTSTANDING AT 12/31/06:

                                                                                                                    UNREALIZED
                                                                                                    EXPIRATION     APPRECIATION
DESCRIPTION                                                              CONTRACTS      VALUE          DATE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 5 year (Short) ...................................       30        $3,151,875      Mar-07         $23,567

SWAP AGREEMENTS AT 12/31/06

                                                                                                                    UNREALIZED
                          NOTIONAL                                       CASH FLOWS          CASH FLOWS            APPRECIATION
EXPIRATION                 AMOUNT                COUNTERPARTY            TO RECEIVE            TO PAY             (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
3/20/11                 USD   520,000     Citibank, N.A.                    (1)           0.65% (fixed rate)         $(7,168)
3/20/11                 USD   520,000     Merrill Lynch International       (2)           0.43% (fixed rate)          (1,189)
                                                                                                                     -------
                                                                                                                     $(8,357)
                                                                                                                     =======

(1) Series to receive notional amount upon a defined credit default event by Autozone, Inc., 5.875%, 10/15/12.
(2) Series to receive notional amount upon a defined credit default event by New York Times Co., 4.61%, 9/26/12.

At December 31, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

                                    See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006
EMERGING MARKETS EQUITY SERIES
COMMON STOCKS -- 99.1%

ISSUER                                               SHARES/PAR      VALUE ($)

ALCOHOLIC BEVERAGES -- 1.9%
Anadolu Efes Biracilik ve Malt
  Sanayii A.S ..................................         19,141    $    590,938
Companhia de Bebidas das Americas, ADR .........         20,650       1,007,720
Grupo Modelo S.A. de C.V., "C" .................         90,770         504,159
                                                                   ------------
                                                                   $  2,102,817
                                                                   ------------
AUTOMOTIVE -- 1.3%
Denway Motors Ltd. .............................      1,038,000    $    420,364
Hyundai Mobis (a) ..............................          5,371         496,096
PT Astra International Tbk .....................        302,000         527,203
                                                                   ------------
                                                                   $  1,443,663
                                                                   ------------
BROADCASTING -- 1.1%
Grupo Televisa S.A., ADR .......................         45,000    $  1,215,450
                                                                   ------------
BUSINESS SERVICES -- 0.9%
CITIC Pacific Ltd. .............................        144,000    $    497,078
Sime Darby Berhad ..............................        239,900         489,592
                                                                   ------------
                                                                   $    986,670
                                                                   ------------
CABLE TV -- 0.6%
Naspers Ltd. ...................................         25,830    $    611,361
                                                                   ------------
CHEMICALS -- 0.9%
Israel Chemicals Ltd. ..........................        147,910    $    925,008
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 2.5%
Hcl Technologies ...............................        144,890    $  2,100,021
High Tech Computer Corp. .......................         29,400         581,955
                                                                   ------------
                                                                   $  2,681,976
                                                                   ------------
CONGLOMERATES -- 0.6%
Alfa S.A de C.V., "A" ..........................         89,980    $    595,493
                                                                   ------------
CONSTRUCTION -- 0.8%
Consorcio ARA S.A. de C.V ......................         55,330    $    374,835
Corporacion Moctezuma S.A. de C.V ..............        201,300         505,265
                                                                   ------------
                                                                   $    880,100
                                                                   ------------
CONSUMER GOODS & SERVICES -- 1.0%
Kimberly-Clark de Mexico S.A. de
  C.V., "A" ....................................        235,850    $  1,084,835
                                                                   ------------
ELECTRONICS -- 9.9%
ASM Pacific Technology Ltd. ....................        209,500    $  1,166,246
MediaTek, Inc. .................................         44,938         464,757
Samsung Electronics Co. Ltd. ...................          8,895       5,863,048
Taiwan Semiconductor Manufacturing
  Co. Ltd. .....................................        576,341       1,193,893
Taiwan Semiconductor Manufacturing Co.
  Ltd., ADR (l) ................................        188,119       2,056,141
                                                                   ------------
                                                                   $ 10,744,085
                                                                   ------------
ENERGY -- INDEPENDENT -- 3.2%
CNOOC Ltd. .....................................      1,047,000    $    994,739
First Uranium Corp. ............................         29,810         207,792
First Uranium Corp. (a) ........................         37,300         260,002
Oil & Natural Gas Corp. Ltd. ...................         21,614         425,492
Reliance Industries Ltd. .......................         54,280       1,557,699
                                                                   ------------
                                                                   $  3,445,724
                                                                   ------------
ENERGY -- INTEGRATED -- 13.8%
LUKOIL, ADR ....................................         43,460    $  3,798,404
MOL Hungarian Oil & Gas ........................          4,680         530,598
OAO Gazprom, ADR (l) ...........................         28,010         648,432
PetroChina Co. Ltd. ............................      1,660,000       2,351,840
Petroleo Brasileiro S.A., ADR ..................         54,170       5,578,968
Sasol Ltd. .....................................         57,210       2,110,983
                                                                   ------------
                                                                   $ 15,019,225
                                                                   ------------
FOOD & BEVERAGES -- 1.6%
Coca-Cola Hellenic Bottling Co. S.A ............         14,400    $    562,530
Embotelladoras Arca S.A. de C.V ................        165,400         673,805
Grupo Continential S.A .........................        250,660         533,776
                                                                   ------------
                                                                   $  1,770,111
                                                                   ------------
FOREST & PAPER PRODUCTS -- 1.8%
Aracruz Celulose S.A., ADR (l) .................         15,430    $    944,933
Votorantim Celulose e Papel S.A., ADR ..........         52,045       1,020,602
                                                                   ------------
                                                                   $  1,965,535
                                                                   ------------
GAMING & LODGING -- 0.5%
Resorts World Berhad ...........................        137,400    $    568,605
                                                                   ------------

GENERAL MERCHANDISE -- 2.1%
Massmart Holdings Ltd. .........................         61,040    $    610,966
Shinsegae Co. Ltd. (a) .........................            799         498,301
Wal-Mart de Mexico S.A. de C.V .................        254,700       1,121,545
                                                                   ------------
                                                                   $  2,230,812
                                                                   ------------
INSURANCE -- 1.0%
Sanlam Ltd. ....................................        421,403    $  1,099,547
                                                                   ------------
INTERNET -- 1.0%
NHN Corp. ......................................          4,658    $    571,482
Universo Online S.A., IPS (a) ..................         84,800         461,137
                                                                   ------------
                                                                   $  1,032,619
                                                                   ------------
MAJOR BANKS -- 4.8%
First Financial Holding Co. ....................        683,000    $    518,774
Kookmin Bank (a) ...............................         29,771       2,397,686
Korea Exchange Bank (a) ........................         17,860         246,775
Malayan Banking Berhad .........................        192,800         644,853
Standard Bank Group Ltd. .......................        102,620       1,382,703
                                                                   ------------
                                                                   $  5,190,791
                                                                   ------------
METALS & MINING -- 10.6%
Anglo American PLC .............................         22,970    $  1,120,677
China Steel Corp. ..............................        447,506         475,179
Companhia Siderurgica Nacional
  S.A., ADR (l) ................................         13,560         406,529
Companhia Vale do Rio Doce, ADR ................        120,270       3,576,830
Grupo Mexico SAB ...............................        279,500       1,024,245
KGHM Polska Miedz S.A ..........................         13,240         405,639
Mining & Metallurgical Co. Norilsk
  Nickel, ADR ..................................          5,830         921,140
POSCO, ADR .....................................         26,240       2,169,261
Southern Copper Corp. ..........................          9,030         486,627
Ternium S.A., ADR (a) ..........................         17,220         509,195
Usinas Siderurgicas de Minas Gerais
  S.A., IPS ....................................         10,700         403,443
                                                                   ------------
                                                                   $ 11,498,765
                                                                   ------------
NATURAL GAS -- PIPELINE -- 1.4%
Gazprom OAO, ADR ...............................         22,900    $  1,053,400
Transneft, IPS .................................            190         436,050
                                                                   ------------
                                                                   $  1,489,450
                                                                   ------------
OIL SERVICES -- 1.0%
Addax Petroleum Corp. (a)(n) ...................         40,330    $  1,133,491
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 10.6%
Absa Group Ltd. ................................         63,484    $  1,132,366
African Bank Investments Ltd. ..................        264,410       1,078,224
Ayala Corp. ....................................         39,960         464,651
Banco Nossa Caixa S.A ..........................         33,740         758,557
Banco Santander Chile, ADR .....................         10,580         509,533
Cathay Financial Holding Co. Ltd. ..............        428,894         974,011
FirstRand Ltd. .................................        396,070       1,253,690
Hana Financial Group, Inc. .....................         10,420         547,890
MCB Bank Ltd. ..................................        132,000         533,594
OTP Bank Ltd., GDR .............................          9,660         885,822
PT Bank Central Asia Tbk .......................        824,500         476,722
Sberbank .......................................            230         793,500
Shinhan Financial Group Co. Ltd. (a) ...........         13,210         674,704
Turkiye Garanti Bankasi ........................        158,160         522,326
Unibanco -- Uniao de Bancos Brasileiros
  S.A., ADR ....................................          9,740         905,430
                                                                   ------------
                                                                   $ 11,511,020
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS -- 2.3%
Hon Hai Precision Industry Co. Ltd. ............        356,484    $  2,543,579
                                                                   ------------
PHARMACEUTICALS -- 1.1%
Gedeon Richter Rt ..............................          5,280    $  1,203,898
                                                                   ------------
PRECIOUS METALS & MINERALS -- 1.0%
Impala Platinum Holdings Ltd. ..................         41,020    $  1,076,165
                                                                   ------------
SPECIALTY CHEMICALS -- 0.5%
LG Chemical Ltd. (a) ...........................         11,160    $    517,200
                                                                   ------------
SPECIALTY STORES -- 2.3%
Edgars Consolidated Stores Ltd. ................        108,550    $    603,769
Ellerine Holdings Ltd. .........................         52,113         577,712
Foschini Ltd. ..................................         74,280         607,924
Truworths International Ltd. ...................        149,980         685,159
                                                                   ------------
                                                                   $  2,474,564
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 6.2%
China Mobile Ltd. ..............................        405,000    $  3,498,988
Egyptian Mobil Services (MobiNil) ..............         21,330         672,252
Globe Telecom, Inc. ............................         44,530       1,121,880
Vimpel-Communications, ADR (a) .................         18,350       1,448,733
                                                                   ------------
                                                                   $  6,741,853
                                                                   ------------
TELEPHONE SERVICES -- 4.9%
China Netcom Group Corp. Ltd. ..................        209,000    $    560,235
China Telecom Corp. Ltd. .......................      1,316,000         720,748
KT Corp., ADR ..................................         21,080         534,378
Orascom Telecom Holding (S.A.E) ................         17,900       1,183,241
Philippine Long Distance Telephone Co. .........         21,220       1,103,856
PT Telekomunikasi Indonesia Tbk ................        717,500         805,776
Telecom Egypt ..................................        176,040         437,692
                                                                   ------------
                                                                   $  5,345,926
                                                                   ------------
TOBACCO -- 0.8%
KT&G Corp. (a) .................................         14,821    $    900,416
                                                                   ------------
TRUCKING -- 1.0%
Imperial Holdings ..............................         47,730    $  1,116,025
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 4.1%
AES Tiete S.A., IPS ............................     10,755,590    $    313,852
Energias do Brasil S.A .........................         34,440         532,328
Enersis S.A., ADR ..............................         69,460       1,111,360
Equatorial Energia S.A., IEU (a) ...............         63,540         560,997
First Philippine Holdings Corp. ................        498,900         641,181
Inversiones Aguas Metropolitanas
  S.A., ADR (n) ................................         18,450         454,101
Manila Water Co., Inc. .........................      4,413,000         846,230
                                                                   ------------
                                                                   $  4,460,049
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $81,028,180) ...........                   $107,606,828
                                                                   ------------
COLLATERAL FOR SECURITIES LOANED -- 1.9%
Navigator Securities Lending
  Prime Portfolio, at Cost and
  Net Asset Value ..............................      2,067,068    $  2,067,068
                                                                   ------------
    Total Investments
      (Identified Cost, $83,095,248) (k) .......                   $109,673,896
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES -- (1.0)% ...................                     (1,078,732)
                                                                   ------------
    Net Assets -- 100.0% .......................                   $108,595,164
                                                                   ============

           See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006
GLOBAL GOVERNMENTS SERIES
BONDS -- 85.4%


ISSUER                                               SHARES/PAR      VALUE ($)

FOREIGN BONDS -- 58.2%
AUSTRALIA -- 1.2%
Commonwealth of Australia,
  6.5%, 2013 ................................... AUD     313,000   $    253,968
Commonwealth of Australia,
  6%, 2017 ..................................... AUD     321,000        255,705
                                                                   ------------
                                                                   $    509,673
                                                                   ------------
AUSTRIA -- 1.4%
Republic of Austria, 5%, 2012 .................. EUR     429,000   $    595,065
                                                                   ------------
BELGIUM -- 0.8%
Kingdom of Belgium, 3.75%, 2009 ................ EUR     140,000   $    184,131
Kingdom of Belgium, 5%, 2012 ................... EUR     106,000        147,287
                                                                   ------------
                                                                   $    331,418
                                                                   ------------
BULGARIA -- 0.3%
Republic of Bulgaria, 8.25%, 2015 ..............   $     100,000   $    118,390
                                                                   ------------
CANADA -- 6.7%
Canada Housing Trust, 4.6%, 2011 ............... CAD     475,000   $    416,274
Government of Canada, 5.5%, 2009 ............... CAD     926,000        822,438
Government of Canada, 4.5%, 2015 ............... CAD     388,000        342,875
Government of Canada, 8%, 2023 ................. CAD     346,000        431,278
Government of Canada, 5.75%, 2033 .............. CAD     242,000        261,133
Quebec Province, 1.6%, 2013 .................... JPY  75,000,000        634,493
                                                                   ------------
                                                                   $  2,908,491
                                                                   ------------
DENMARK -- 1.0%
Kingdom of Denmark, 4%, 2015 ................... DKK   2,451,000   $    436,351
                                                                   ------------
FINLAND -- 1.7%
Republic of Finland, 3%, 2008 .................. EUR     494,000   $    643,742
Republic of Finland, 5.375%, 2013 .............. EUR      77,000        109,786
                                                                   ------------
                                                                   $    753,528
                                                                   ------------
FRANCE -- 3.3%
Republic of France, 6%, 2025 ................... EUR     260,000   $    427,910
Republic of France, 4.75%, 2035 ................ EUR     681,000        991,204
                                                                   ------------
                                                                   $  1,419,114
                                                                   ------------
GERMANY -- 18.0%
Federal Republic of Germany,
  3.5%, 2008 ................................... EUR     302,000   $    395,934
Federal Republic of Germany,
  5.25%, 2010 .................................. EUR     335,000        460,862
Federal Republic of Germany,
  3.75%, 2015 .................................. EUR   1,304,000      1,696,861
Federal Republic of Germany,
  6.25%, 2024 .................................. EUR     927,000      1,546,756
Federal Republic of Germany,
  6.25%, 2030 .................................. EUR   1,172,000      2,029,797
KfW Bankengruppe, FRN,
  3.528%, 2007 ................................. EUR   1,295,000      1,708,361
                                                                   ------------
                                                                   $  7,838,571
                                                                   ------------
IRELAND -- 1.0%
Republic of Ireland, 4.6%, 2016 ................ EUR     313,000   $    432,860
                                                                   ------------
JAPAN -- 7.4%
Development Bank of Japan,
  1.4%, 2012 ................................... JPY 109,000,000   $    921,011
Development Bank of Japan,
  1.6%, 2014 ................................... JPY  10,000,000         84,678
Development Bank of Japan,
  1.05%, 2023 .................................. JPY 248,000,000      1,789,775
Japan Finance Corp. for Municipal
  Enterprises, 2%, 2016 ........................ JPY  50,000,000        433,394
                                                                   ------------
                                                                   $  3,228,858
                                                                   ------------
MALAYSIA -- 1.1%
Petronas Capital Ltd., 7.875%, 2022 ............   $     393,000   $    483,649
                                                                   ------------

MEXICO -- 1.1%
United Mexican States, 8.125%, 2019 ............   $     288,000   $    349,920
United Mexican States, 10%, 2024 ............... MXN   1,060,000        121,597
                                                                   ------------
                                                                   $    471,517
                                                                   ------------
NETHERLANDS -- 1.5%
Intergas Finance B.V., 6.875%, 2011 ............   $     105,000   $    108,150
Kingdom of Netherlands, 5%, 2012 ............... EUR     409,354        568,122
                                                                   ------------
                                                                   $    676,272
                                                                   ------------
RUSSIA -- 0.6%
Gazprom International S.A.,
  7.201%, 2020 .................................     $   266,000   $    280,630
                                                                   ------------
SOUTH AFRICA -- 0.3%
Republic of South Africa,
  7.375%, 2012 .................................     $   104,000   $    111,800
                                                                   ------------
SPAIN -- 1.8%
Kingdom of Spain, 5.35%, 2011 .................. EUR     562,000   $    785,905
                                                                   ------------
TUNISIA -- 0.3%
Banque Centrale de Tunisie,
  7.375%, 2012 .................................   $     119,000   $    128,877
                                                                   ------------
UNITED KINGDOM -- 8.7%
Network Rail MTN Finance PLC, FRN,
  3.618%, 2007 ................................. EUR   1,284,000   $  1,694,150
United Kingdom Treasury, 5.75%, 2009 ........... GBP     176,000        350,367
United Kingdom Treasury, 8%, 2015 .............. GBP     436,000      1,051,732
United Kingdom Treasury, 8%, 2021 .............. GBP     133,000        351,145
United Kingdom Treasury, 4.25%, 2036 ........... GBP     165,000        325,560
                                                                   ------------
                                                                   $  3,772,954
                                                                   ------------
    Total Foreign Bonds ........................                   $ 25,283,923
                                                                   ------------
U.S. BONDS -- 27.2%
ASSET BACKED & SECURITIZED -- 9.7%
Bayview Commercial Asset Trust,
  4.83%, 2023 (n) .............................. CAD     150,000   $    128,766
Citigroup/Deutsche Bank Commercial
  Mortgage Trust, 5.648%, 2048 .................   $     300,000        305,643
Commercial Mortgage Asset Trust, FRN,
  0.8834%, 2032 (i)(n) .........................       8,134,752        315,000
Commercial Mortgage Pass-Through
  Certificates, FRN, 5.54%, 2017 (n) ...........         331,000        331,016
Commercial Mortgage Pass-Through
  Certificates, FRN, 5.55%, 2017 (n) ...........         500,000        500,170
Credit Suisse Commercial Mortgage Trust,
  5.509%, 2039 .................................         122,389        123,353
Deutsche Mortgage & Asset Receiving Corp.,
  6.538%, 2031 .................................         162,923        164,000
First Union National Bank Commercial
  Mortgage Trust, FRN,
  0.9457%, 2043 (i)(n) .........................       8,758,789        282,755
IMPAC CMB Trust, FRN, 5.7%, 2036 ...............         481,483        483,504
JPMorgan Chase Commercial Mortgage
  Securities Corp., 5.44%, 2045 (z) ............         101,869        102,202
JPMorgan Chase Commercial Mortgage
  Securities Corp., FRN,
  5.2115%, 2041 ................................         309,615        308,458
Lehman Brothers Floating Rate Commercial
  Mortgage Trust, FRN, 5.51%, 2018 (n) .........         500,000        500,008
Merrill Lynch/Countrywide Commercial
  Mortgage Trust, FRN, 5.204%, 2049 ............         175,000        172,252
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.795%, 2045 ............................         170,000        174,923
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.603%, 2048 ............................         300,000        304,172
                                                                   ------------
                                                                   $  4,196,222
                                                                   ------------
EMERGING MARKET QUASI-SOVEREIGN -- 0.3%
Pemex Project Funding Master Trust,
  8.625%, 2022 .................................   $     120,000   $    148,320
                                                                   ------------
MORTGAGE BACKED -- 0.3%
Fannie Mae, 4.98%, 2015 ........................   $      45,268   $     44,632
Fannie Mae, 5.423%, 2016 .......................          73,397         74,568
                                                                   ------------
                                                                   $    119,200
                                                                   ------------
U.S. GOVERNMENT AGENCIES -- 6.4%
Aid-Egypt, 4.45%, 2015 .........................   $     252,000   $    243,510
Fannie Mae, 4.25%, 2007 ........................         885,000        877,892
Fannie Mae, 6%, 2011 ...........................         444,000        462,307
Freddie Mac, 4.2%, 2007 ........................         549,000        544,020
Small Business Administration,
  5.09%, 2025 ..................................          55,538         55,016
Small Business Administration,
  5.21%, 2026 ..................................         586,067        584,544
                                                                   ------------
                                                                   $  2,767,289
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 10.5%
U.S. Treasury Bonds, 8%, 2021 ..................   $     237,000   $    314,173
U.S. Treasury Bonds, 5.25%, 2028 ...............         591,000        619,765
U.S. Treasury Notes, 4%, 2010 ..................       1,486,000      1,454,075
U.S. Treasury Notes, 4.25%, 2013 ...............       1,267,000      1,233,544
U.S. Treasury Notes, 4%, 2015 (f) ..............       1,011,000        963,096
                                                                   ------------
                                                                   $  4,584,653
                                                                   ------------
    Total U.S. Bonds ...........................                   $ 11,815,684
                                                                   ------------
    Total Bonds
      (Identified Cost, $36,319,386) ...........                   $ 37,099,607
                                                                   ------------

CALL OPTIONS PURCHASED -- 0.0%

                                                      NUMBER
ISSUER/EXPIRATION/STRIKE PRICE                     OF CONTRACTS      VALUE ($)
JPY Currency - January 2007 @ $0.9759
  (Premiums Paid, $9,619) ...................... JPY  78,394,500   $         78
                                                                   ------------
PUT OPTIONS PURCHASED -- 0.1%
USD Currency - January 2007 @ EUR 0.96631
  (Premiums Paid, $9,558) ......................   $     688,500   $     24,465
                                                                   ------------

SHORT-TERM OBLIGATIONS -- 11.3%

ISSUER                                                SHARES/PAR     VALUE ($)

Fannie Mae, 5.155%, due 1/17/07 (y) ............   $   1,000,000   $    997,709
Federal Home Loan Bank,
  4.95%, due 1/02/07 (y) .......................       3,928,000      3,927,460
                                                                   ------------
    Total Short-Term Obligations,
      at Amortized Cost and Value ..............                   $  4,925,169
                                                                   ------------

REPURCHASE AGREEMENTS -- 4.5%
Merrill Lynch, 5.32%, dated 12/29/06, due
  1/02/07, total to be received $1,946,150
  (secured by various U.S. Treasury and
  Federal Agency obligations and Mortgage
  Backed securities in a jointly traded
  account), at Cost ............................   $   1,945,000   $  1,945,000
                                                                   ------------
    Total Investments
      (Identified Cost, $43,208,732) (k) .......                   $ 43,994,319
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES -- (1.3)% ...................                       (564,617)
                                                                   ------------
    Net Assets -- 100.0% .......................                   $ 43,429,702
                                                                   ============

FUTURES CONTRACTS OUTSTANDING AT 12/31/06:

                                                                                                              UNREALIZED
                                                                                              EXPIRATION     APPRECIATION
DESCRIPTION                                                        CONTRACTS      VALUE          DATE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Japan Government Bond 10 yr (Long) ............................       3         $3,378,134      Mar-07           $67

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                                                            NET UNREALIZED
                         CONTRACTS TO                                                       CONTRACTS        APPRECIATION
                       DELIVER/RECEIVE          SETTLEMENT DATE       IN EXCHANGE FOR       AT VALUE         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
SALES
                     AUD          663,172           2/06/07             $   521,464        $   523,213        $  (1,749)
                     CAD        2,087,395      1/22/07 - 2/06/07          1,837,280          1,793,900           43,380
                     DKK        5,050,180      1/02/07 - 2/15/07            891,083            894,832           (3,749)
                     EUR        1,506,501      1/10/07 - 2/28/07          1,967,490          1,992,010          (24,520)
                     GBP           65,000           2/26/07                 125,613            127,343           (1,730)
                     JPY      293,612,992      1/10/07 - 2/20/07          2,515,687          2,475,886           39,801
                     MXN        1,131,097           1/05/07                 104,248            104,690             (442)
                     NZD          234,321           2/5/07                  160,379            165,071           (4,692)
                                                                        -----------        -----------        ---------
                                                                        $ 8,123,244        $ 8,076,945        $  46,299
                                                                        ===========        ===========        =========
PURCHASES
                     BRL          236,551           1/29/07             $   109,591        $   110,165        $     574
                     DKK        2,525,090           1/02/07                 444,740            446,989            2,249
                     EUR        2,012,684      1/29/07 - 5/17/07          2,663,031          2,660,443           (2,588)
                     GBP           94,686      2/26/07 - 2/28/07            180,516            185,501            4,985
                     JPY    1,589,086,311      1/18/07 - 2/20/07         13,558,180         13,384,691         (173,489)
                     MXN          717,263           1/05/07                  65,709             66,387              678
                     MYR          343,365           1/26/07                  97,105             97,463              358
                     NOK          764,929           1/08/07                 118,265            122,778            4,513
                     NZD          234,321           2/05/07                 163,681            165,071            1,390
                     PLN          249,134           1/08/07                  86,688             85,794             (894)
                     RUB        1,723,286           1/22/07                  65,499             65,441              (58)
                     SEK        3,882,925           2/06/07                 576,084            568,540           (7,544)
                                                                        -----------        -----------        ---------
                                                                        $18,129,089        $17,959,263        $(169,826)
                                                                        ===========        ===========        =========

At December 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $2,209 with Goldman Sachs & Co. and a net receivable of $48,363 with Merrill Lynch
International Bank.

At December 31, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

                                See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006
GLOBAL TOTAL RETURN SERIES
COMMON STOCKS -- 58.7%

ISSUER                                               SHARES/PAR      VALUE ($)

AEROSPACE -- 2.4%
Lockheed Martin Corp. ..........................         25,890    $  2,383,692
Northrop Grumman Corp. .........................         16,430       1,112,311
United Technologies Corp. ......................         13,440         840,269
                                                                   ------------
                                                                   $  4,336,272
                                                                   ------------
ALCOHOLIC BEVERAGES -- 0.4%
Diageo PLC .....................................         39,388    $    773,382
                                                                   ------------
APPAREL MANUFACTURERS -- 0.5%
NIKE, Inc., "B" ................................          8,600    $    851,658
                                                                   ------------
AUTOMOTIVE -- 2.0%
Autoliv, Inc., SDR .............................          6,440    $    388,929
Bayerische Motoren Werke AG ....................         21,630       1,242,045
Continental AG .................................          3,787         440,315
Johnson Controls, Inc. .........................          3,570         306,734
Nissan Motor Co. Ltd. (l) ......................         32,200         387,606
PSA Peugeot Citroen S.A ........................         12,230         810,256
                                                                   ------------
                                                                   $  3,575,885
                                                                   ------------
BROADCASTING -- 1.5%
Fuji Television Network, Inc. ..................            264    $    603,200
Nippon Television Network Corp. ................          3,360         498,447
Viacom, Inc., "B" (a) ..........................         14,373         589,724
Vivendi S.A ....................................         14,340         560,376
WPP Group PLC ..................................         37,800         511,212
                                                                   ------------
                                                                   $  2,762,959
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 1.8%
Franklin Resources, Inc. .......................          3,990    $    439,578
Goldman Sachs Group, Inc. ......................          7,600       1,515,060
Lehman Brothers Holdings, Inc. .................          5,730         447,628
Mellon Financial Corp. .........................         10,890         459,014
Merrill Lynch & Co., Inc. ......................          4,830         449,673
                                                                   ------------
                                                                   $  3,310,953
                                                                   ------------
BUSINESS SERVICES -- 0.3%
Accenture Ltd., "A" ............................         17,110    $    631,872
                                                                   ------------
CABLE TV -- 0.1%
Premiere AG (a)(l) .............................          9,280    $    155,541
                                                                   ------------
CHEMICALS -- 1.9%
Dow Chemical Co. ...............................          9,240    $    369,046
Nalco Holding Co. (a) ..........................         11,330         231,812
PPG Industries, Inc. ...........................         10,000         642,100
Syngenta AG ....................................         11,270       2,096,078
                                                                   ------------
                                                                   $  3,339,036
                                                                   ------------
COMPUTER SOFTWARE -- 0.3%
Oracle Corp. (a) ...............................         29,490    $    505,459
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 0.2%
Hewlett-Packard Co. ............................          7,190    $    296,156
                                                                   ------------
CONSTRUCTION -- 1.6%
CRH PLC ........................................         12,460    $    518,647
Fletcher Building Ltd. .........................         55,218         430,833
Geberit AG .....................................            280         431,405
Masco Corp. ....................................         41,650       1,244,086
Sherwin-Williams Co. ...........................          3,400         216,172
                                                                   ------------
                                                                   $  2,841,143
                                                                   ------------
CONSUMER GOODS & SERVICES -- 1.0%
Kao Corp. (l) ..................................         33,000    $    889,832
Uni-Charm Corp. (l) ............................         15,600         926,473
                                                                   ------------
                                                                   $  1,816,305
                                                                   ------------
ELECTRICAL EQUIPMENT -- 0.6%
Rockwell Automation, Inc. ......................          4,960    $    302,957
Spectris PLC ...................................         23,970         367,835
W.W. Grainger, Inc. ............................          5,580         390,265
                                                                   ------------
                                                                   $  1,061,057
                                                                   ------------
ELECTRONICS -- 1.8%
Intel Corp. ....................................         26,880    $    544,320
Konica Minolta Holdings, Inc. (l) ..............         38,000         536,268
OMRON Corp. ....................................         15,300         434,407
Ricoh Co. Ltd. .................................         21,000         428,661
Samsung Electronics Co. Ltd. ...................            735         484,468
Sony Corp. .....................................         11,000         471,250
Taiwan Semiconductor Manufacturing Co.
  Ltd., ADR (l) ................................         35,156         384,255
                                                                   ------------
                                                                   $  3,283,629
                                                                   ------------
ENERGY -- INDEPENDENT -- 1.2%
Apache Corp. ...................................          7,780    $    517,448
Devon Energy Corp. .............................          8,240         552,739
EOG Resources, Inc. ............................          6,830         426,533
Norsk Hydro A.S.A ..............................         20,600         639,500
                                                                   ------------
                                                                   $  2,136,220
                                                                   ------------
ENERGY -- INTEGRATED -- 4.4%
ConocoPhillips .................................         15,080    $  1,085,006
Exxon Mobil Corp. ..............................         21,790       1,669,768
Hess Corp. .....................................         14,590         723,226
Royal Dutch Shell PLC, "A" .....................         48,420       1,692,811
TOTAL S.A., ADR ................................         38,030       2,735,118
                                                                   ------------
                                                                   $  7,905,929
                                                                   ------------
FOOD & BEVERAGES -- 2.8%
Cadbury Schweppes PLC ..........................         87,620    $    937,862
CSM N.V ........................................         11,870         456,961
Kellogg Co. ....................................         10,110         506,107
Nestle S.A .....................................          6,790       2,412,068
Nong Shim Co. Ltd. (a) .........................          1,075         329,435
PepsiCo, Inc. ..................................          5,140         321,507
                                                                   ------------
                                                                   $  4,963,940
                                                                   ------------
FOOD & DRUG STORES -- 1.0%
Carrefour S.A. (l) .............................         12,570    $    762,111
CVS Corp. ......................................         14,470         447,268
Lawson, Inc. (l) ...............................         18,800         672,754
                                                                   ------------
                                                                   $  1,882,133
                                                                   ------------
FOREST & PAPER PRODUCTS -- 0.1%
International Paper Co. ........................          5,780    $    197,098
                                                                   ------------
GENERAL MERCHANDISE -- 0.9%
Daiei, Inc. (a)(l) .............................         12,750    $    170,935
Federated Department Stores, Inc. ..............         16,980         647,447
METRO AG .......................................         12,650         806,528
                                                                   ------------
                                                                   $  1,624,910
                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS -- 0.3%
WellPoint, Inc. (a) ............................          7,170    $    564,207
                                                                   ------------
INSURANCE -- 3.9%
Aflac, Inc. ....................................          5,410    $    248,860
Allstate Corp. .................................         31,690       2,063,336
Benfield Group PLC .............................         49,580         347,159
Chubb Corp. ....................................          5,420         286,772
Genworth Financial, Inc., "A" ..................         16,650         569,597
Hartford Financial Services
  Group, Inc. ..................................          6,680         623,311
Jardine Lloyd Thompson Group PLC ...............         63,420         522,321
Legal & General Group PLC ......................        232,910         718,479
MetLife, Inc. ..................................         28,010       1,652,870
                                                                   ------------
                                                                   $  7,032,705
                                                                   ------------
LEISURE & TOYS -- 0.3%
Heiwa Corp. (l) ................................         14,600    $    184,700
NAMCO BANDAI Holdings, Inc. ....................         22,200         325,415
                                                                   ------------
                                                                   $    510,115
                                                                   ------------
MACHINERY & TOOLS -- 1.2%
ASSA ABLOY AB, "B" .............................         22,680    $    493,558
Deere & Co. ....................................         13,530       1,286,297
GEA Group AG ...................................         15,080         339,724
                                                                   ------------
                                                                   $  2,119,579
                                                                   ------------
MAJOR BANKS -- 5.1%
Bank of America Corp. ..........................         39,944    $  2,132,610
Bank of New York Co., Inc. .....................         22,140         871,652
BNP Paribas (l) ................................          6,021         656,755
Credit Agricole S.A ............................         25,880       1,088,183
DBS Group Holdings Ltd. ........................         46,000         677,794
Joyo Bank Ltd. .................................         32,000         176,605
PNC Financial Services Group, Inc. .............         10,090         747,064
Royal Bank of Scotland Group PLC ...............         21,101         823,675
Shizuoka Bank Ltd. .............................         32,000         317,460
SunTrust Banks, Inc. ...........................         13,750       1,161,188
Svenska Handelsbanken AB, "A" ..................         19,600         592,564
                                                                   ------------
                                                                   $  9,245,550
                                                                   ------------
METALS & MINING -- 0.5%
Anglo American PLC .............................         18,960    $    925,034
                                                                   ------------
NATURAL GAS -- DISTRIBUTION -- 0.5%
Tokyo Gas Co. Ltd. (l) .........................        163,000    $    866,723
                                                                   ------------
NATURAL GAS -- PIPELINE -- 0.2%
Gazprom OAO, ADR ...............................          6,610    $    304,060
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 4.3%
Aiful Corp. (l) ................................         17,300    $    486,833
American Express Co. ...........................          9,190         557,557
Banche Popolari Unite Scpa .....................         12,800         351,708
Citigroup, Inc. ................................         30,473       1,697,346
DNB Holding A.S.A ..............................         27,600         391,872
Fannie Mae .....................................         17,460       1,036,949
Hachijuni Bank Ltd. ............................         32,000         209,400
HSBC Holdings PLC ..............................         42,220         769,863
ING Groep N.V ..................................         20,560         911,433
Sapporo Hokuyo Holdings, Inc. ..................             33         318,787
Shinhan Financial Group Co. Ltd. (a) ...........          6,030         307,984
Takefuji Corp. (l) .............................         15,370         608,112
                                                                   ------------
                                                                   $  7,647,844
                                                                   ------------
PHARMACEUTICALS -- 4.5%
Astellas Pharma, Inc. ..........................         20,700    $    940,712
Eli Lilly & Co. ................................          8,700         453,270
GlaxoSmithKline PLC ............................         50,290       1,323,812
Johnson & Johnson ..............................         26,050       1,719,821
Merck & Co., Inc. ..............................         14,520         633,072
Novartis AG ....................................         20,540       1,183,801
Takeda Pharmaceutical Co. Ltd. .................          7,900         542,173
Tanabe Seiyaku Co. Ltd. ........................         24,000         313,495
Wyeth ..........................................         18,120         922,670
                                                                   ------------
                                                                   $  8,032,826
                                                                   ------------
PRINTING & PUBLISHING -- 0.5%
PagesJaunes Groupe S.A. (l) ....................         15,900    $    316,229
Reed Elsevier PLC ..............................         52,510         576,452
                                                                   ------------
                                                                   $    892,681
                                                                   ------------
RAILROAD & SHIPPING -- 0.6%
Burlington Northern Santa Fe Corp. .............          4,130    $    304,835
Canadian National Railway Co. ..................         11,414         491,144
Norfolk Southern Corp. .........................          4,870         244,912
                                                                   ------------
                                                                   $  1,040,891
                                                                   ------------
SPECIALTY CHEMICALS -- 0.9%
Air Products & Chemicals, Inc. .................          3,660    $    257,225
L'Air Liquide S.A ..............................          2,102         499,063
L'Air Liquide S.A., Bearer Shares (l) ..........          2,310         548,447
Praxair, Inc. ..................................          4,300         255,119
                                                                   ------------
                                                                   $  1,559,854
                                                                   ------------
SPECIALTY STORES -- 0.3%
NEXT PLC .......................................          7,700    $    271,462
Praktiker Bau-und Heimwerkermaerkte
  Holding AG ...................................          9,460         337,965
                                                                   ------------
                                                                   $    609,427
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 1.1%
KDDI Corp. .....................................            146    $    989,727
Vodafone Group PLC .............................        363,540       1,007,521
                                                                   ------------
                                                                   $  1,997,248
                                                                   ------------
TELEPHONE SERVICES -- 2.4%
Embarq Corp. ...................................          3,234    $    169,979
France Telecom S.A .............................         37,570       1,038,764
Royal KPN N.V ..................................         20,390         289,818
Singapore Telecommunications Ltd. ..............        288,000         615,882
Sprint Nextel Corp. ............................         44,060         832,293
Telekom Austria AG .............................         29,540         791,404
Telenor A.S.A ..................................         26,080         490,583
TELUS Corp. (non-voting shares) ................          3,760         167,940
                                                                   ------------
                                                                   $  4,396,663
                                                                   ------------
TOBACCO -- 1.8%
Altria Group, Inc. .............................         24,176    $  2,074,784
British American Tobacco PLC ...................         22,250         622,741
Swedish Match AB ...............................         25,360         474,098
                                                                   ------------
                                                                   $  3,171,623
                                                                   ------------
TRUCKING -- 0.8%
TNT N.V ........................................         35,170    $  1,512,221
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 2.7%
Dominion Resources, Inc. (l) ...................         14,110    $  1,182,982
E.ON AG ........................................          8,790       1,192,890
FPL Group, Inc. (l) ............................         11,080         602,974
Scottish Power PLC .............................         19,410         284,363
SUEZ S.A. (l) ..................................         10,112         523,537
TXU Corp. ......................................          9,320         505,237
United Utilities PLC ...........................         39,340         601,000
                                                                   ------------
                                                                   $  4,892,983
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $83,834,181) ...........                   $105,573,771
                                                                   ------------

BONDS -- 33.5%


ISSUER                                              SHARES/PAR       VALUE ($)

ASSET BACKED & SECURITIZED -- 3.1%
Bayview Commercial Asset Trust,
  4.83%, 2023 (n) .............................. CAD     170,000   $    145,935
Citigroup/Deutsche Bank Commercial
  Mortgage Trust, 5.648%, 2048 .................   $     500,000        509,405
Commercial Mortgage Asset Trust, FRN,
  0.8834%, 2032 (i)(n) .........................       3,907,871        151,324
Commercial Mortgage Pass-Through
  Certificates, FRN, 5.54%, 2017 (n) ...........         360,000        360,017
Commercial Mortgage Pass-Through
  Certificates, FRN, 5.55%, 2017 (n) ...........         700,000        700,239
Credit Suisse Commercial Mortgage Trust,
  5.509%, 2039 .................................         151,393        152,586
Deutsche Mortgage & Asset Receiving
  Corp., 6.538%, 2031 ..........................         135,927        136,825
First Union National Bank Commercial
  Mortgage Trust, FRN,
  0.9457%, 2043 (i)(n) .........................       7,992,993        258,033
IMPAC CMB Trust, FRN, 5.7%, 2036 ...............         674,076        676,906
JPMorgan Chase Commercial Mortgage
  Securities Corp., 5.44%, 2045 (z) ............         126,019        126,432
JPMorgan Chase Commercial Mortgage
  Securities Corp., FRN,
  5.2115%, 2041 ................................         606,421        604,154
Lehman Brothers Floating Rate Commercial
  Mortgage Trust, FRN, 5.51%, 2018 (n) .........         700,000        700,011
Merrill Lynch/Countrywide Commercial
  Mortgage Trust, FRN,
  5.204%, 2049 .................................         275,000        270,681
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.795%, 2045 ............................         210,000        216,081
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.603%, 2048 ............................         500,000        506,954
                                                                   ------------
                                                                   $  5,515,583
                                                                   ------------
EMERGING MARKET QUASI-SOVEREIGN -- 0.6%
Gazprom International S.A.,
  7.201%, 2020 .................................   $     422,000   $    445,210
Pemex Project Funding Master Trust,
  8.625%, 2022 .................................         143,000        176,748
Petronas Capital Ltd., 7.875%, 2022 ............         354,000        435,653
                                                                   ------------
                                                                   $  1,057,611
                                                                   ------------
EMERGING MARKET SOVEREIGN -- 1.0%
Banque Centrale de Tunisie,
  7.375%, 2012 .................................   $     192,000   $    207,936
Republic of Argentina, FRN,
  5.59%, 2012 ..................................         322,500        304,253
Republic of Bulgaria, 8.25%, 2015 ..............         171,000        202,447
Republic of South Africa,
  7.375%, 2012 .................................         157,000        168,775
United Mexican States,
  5.625%, 2017 .................................         342,000        342,342
United Mexican States,
  8.125%, 2019 .................................         319,000        387,585
United Mexican States, 10%, 2024 ............... MXN   1,610,000        184,690
                                                                   ------------
                                                                   $  1,798,028
                                                                   ------------
INTERNATIONAL MARKET QUASI-SOVEREIGN -- 7.0%
Canada Housing Trust, 4.6%, 2011 ............... CAD     781,000   $    684,443
Development Bank of Japan,
  1.4%, 2012 ................................... JPY 172,000,000      1,453,339
Development Bank of Japan,
  1.6%, 2014 ................................... JPY 120,000,000      1,016,141
Development Bank of Japan,
  1.05%, 2023 .................................. JPY 379,000,000      2,735,180
Japan Finance Corp. for Municipal
  Enterprises, 2%, 2016 ........................ JPY 190,000,000      1,646,896
KfW Bankengruppe, FRN,
  3.528%, 2007 ................................. EUR   1,720,000      2,269,020
Network Rail MTN Finance PLC, FRN,
  3.618%, 2007 ................................. EUR   2,149,000      2,835,457
                                                                   ------------
                                                                   $ 12,640,476
                                                                   ------------
INTERNATIONAL MARKET SOVEREIGN -- 14.2%
Commonwealth of Australia,
  6.5%, 2013 ................................... AUD     504,000   $    408,944
Commonwealth of Australia,
  6%, 2017 ..................................... AUD     517,000        411,836
Federal Republic of Germany,
  3.5%, 2008 ................................... EUR     444,000        582,102
Federal Republic of Germany,
  5.25%, 2010 .................................. EUR     511,000        702,987
Federal Republic of Germany,
  3.75%, 2015 .................................. EUR   2,098,000      2,730,073
Federal Republic of Germany,
  6.25%, 2024 .................................. EUR   1,498,000      2,499,504
Federal Republic of Germany,
  6.25%, 2030 .................................. EUR   1,908,000      3,304,481
Government of Canada, 5.5%, 2009 ............... CAD   1,417,000      1,258,526
Government of Canada, 4.5%, 2015 ............... CAD     649,000        573,520
Government of Canada, 8%, 2023 ................. CAD     598,000        745,388
Government of Canada, 5.75%, 2033 .............. CAD     391,000        421,913
Kingdom of Belgium, 3.75%, 2009 ................ EUR     295,000        387,991
Kingdom of Belgium, 5%, 2012 ................... EUR     218,000        302,911
Kingdom of Denmark, 4%, 2015 ................... DKK   3,980,000        708,559
Kingdom of Netherlands, 5%, 2012 ............... EUR     631,219        876,037
Kingdom of Spain, 5.35%, 2011 .................. EUR     843,000      1,178,858
Republic of Austria, 5%, 2012 .................. EUR     737,000      1,022,291
Republic of Finland, 3%, 2008 .................. EUR     788,000      1,026,860
Republic of Finland, 5.375%, 2013 .............. EUR     132,000        188,205
Republic of France, 6%, 2025 ................... EUR     393,000        646,803
Republic of France, 4.75%, 2035 ................ EUR   1,098,000      1,598,153
Republic of Ireland, 4.6%, 2016 ................ EUR     524,000        724,661
United Kingdom Treasury,
  5.75%, 2009 .................................. GBP     282,000        561,383
United Kingdom Treasury, 8%, 2015 .............. GBP     693,000      1,671,674
United Kingdom Treasury, 8%, 2021 .............. GBP     204,000        538,599
United Kingdom Treasury,
  4.25%, 2036 .................................. GBP     267,000        526,816
                                                                   ------------
                                                                   $ 25,599,075
                                                                   ------------
MAJOR BANKS -- 0.5%
Ulster Bank Finance PLC, FRN,
  3.764%, 2008 ................................. EUR     622,000   $    820,617
                                                                   ------------
MORTGAGE BACKED -- 1.0%
Fannie Mae, 4.98%, 2015 ........................   $      65,933   $     65,007
Fannie Mae, 5.423%, 2016 .......................         107,119        108,829
Freddie Mac, 5%, 2022 - 2025 ...................       1,552,339      1,544,651
                                                                   ------------
                                                                   $  1,718,487
                                                                   ------------
NATURAL GAS -- PIPELINE -- 0.1%
Intergas Finance B.V., 6.875%, 2011 ............   $     171,000   $    176,130
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 0.1%
HSBK Europe B.V., 7.75%, 2013 (n) ..............   $     216,000   $    227,880
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 0.1%
OJSC Vimpel Communications,
  8.25%, 2016 ..................................   $     198,000   $    207,900
                                                                   ------------
U.S. GOVERNMENT AGENCIES -- 1.7%
Aid-Egypt, 4.45%, 2015 .........................   $     349,000   $    337,242
Fannie Mae, 4.25%, 2007 ........................         736,000        730,088
Fannie Mae, 6%, 2011 ...........................         655,000        682,008
Freddie Mac, 4.2%, 2007 ........................         467,000        462,764
Small Business Administration,
  5.09%, 2025 ..................................          71,816         71,142
Small Business Administration,
  5.21%, 2026 ..................................         869,333        867,074
                                                                   ------------
                                                                   $  3,150,318
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 4.1%
U.S. Treasury Bonds, 8%, 2021 ..................   $     448,000   $    593,880
U.S. Treasury Bonds, 5.25%, 2028 ...............         838,000        878,787
U.S. Treasury Notes, 4%, 2010 ..................       2,378,000      2,326,911
U.S. Treasury Notes, 4.25%, 2013 ...............       1,846,000      1,797,255
U.S. Treasury Notes, 4%, 2015 (f) ..............       1,833,000      1,746,147
                                                                   ------------
                                                                   $  7,342,980
                                                                   ------------
    Total Bonds
      (Identified Cost, $59,328,480) ...........                   $ 60,255,085
                                                                   ------------

PREFERRED STOCKS -- 0.8%
CONSUMER GOODS & SERVICES -- 0.8%
Henkel KGaA, IPS
  (Identified Cost, $1,047,261) ................          10,210   $  1,502,154
                                                                   ------------

CALL OPTIONS PURCHASED -- 0.0%

                                                     NUMBER
ISSUER/EXPIRATION/STRIKE PRICE                    OF CONTRACTS       VALUE ($)
JPY Currency - January 2007 @ $0.9759
  (Premiums Paid, $14,820) .....................   $ 120,785,600   $        121
                                                                   ------------

PUT OPTIONS PURCHASED -- 0.0%

ISSUER                                              SHARES/PAR       VALUE ($)

USD Currency - January 2007 @
  EUR 0.96631 (Premiums Paid, $14,868) .........   $  1,071,000    $     38,057
                                                                   ------------

SHORT-TERM OBLIGATIONS (y) -- 6.8%
General Electric Capital Corp.,
  5.29%, due 1/02/07 ...........................   $  4,958,000    $  4,957,271
Old Line Funding LLC,
  5.33%, due 1/02/07 (t) .......................      7,182,000       7,180,937
                                                                   ------------
    Total Short-Term Obligations,
      at Amortized Cost and Value ..............                   $ 12,138,208
                                                                   ------------

COLLATERAL FOR SECURITIES LOANED -- 5.5%
Navigator Securities Lending
  Prime Portfolio, at Cost and
  Net Asset Value ..............................      9,828,765    $  9,828,765
                                                                   ------------
    Total Investments
      (Identified Cost, $166,206,583) (k) ......                   $189,336,161
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- (5.3)% ...................                     (9,490,854)
                                                                   ------------
    Net Assets -- 100.0% .......................                   $179,845,307
                                                                   ============

FUTURES CONTRACTS OUTSTANDING AT 12/31/06:

                                                                                                              UNREALIZED
                                                                                              EXPIRATION     APPRECIATION
DESCRIPTION                                                        CONTRACTS      VALUE          DATE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
Japan Government Bonds 10 yr (Long) ...........................       4         $4,504,179      Mar-07         $(6,329)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                                                            NET UNREALIZED
                         CONTRACTS TO                                                       CONTRACTS        APPRECIATION
                       DELIVER/RECEIVE          SETTLEMENT DATE       IN EXCHANGE FOR       AT VALUE         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
SALES
                     AUD        1,068,904           2/06/07             $   840,496        $   843,317        $  (2,821)
                     CAD        3,188,278      1/22/07 - 2/06/07          2,805,992          2,739,993           65,999
                     DKK        7,805,466      1/02/07 - 2/15/07          1,377,728          1,383,107           (5,379)
                     EUR        2,046,304      1/10/07 - 2/28/07          2,671,678          2,705,901          (34,223)
                     GBP           96,000           2/26/07                 185,520            188,075           (2,555)
                     JPY      242,717,186      1/10/07 - 1/23/07          2,078,580          2,044,658           33,922
                     MXN        1,665,185           1/05/07                 153,704            154,124             (420)
                     NZD          359,651           2/05/07                 246,160            253,362           (7,202)
                                                                        -----------        -----------        ---------
                                                                        $10,359,858        $10,312,537        $  47,321
                                                                        ===========        ===========        =========
PURCHASES
                     BRL          383,008      1/22/07 - 1/29/07        $   177,383        $   178,391        $   1,008
                     CAD           60,456           2/06/07                  53,095             51,957           (1,138)
                     DKK        3,695,273           1/02/07                 650,842            654,134            3,292
                     EUR        2,505,643      1/29/07 - 5/17/07          3,311,740          3,312,469              729
                     GBP          212,187           2/26/07                 402,862            415,699           12,837
                     JPY    1,577,688,631      1/18/07 - 2/20/07         13,457,486         13,288,611         (168,875)
                     MXN        1,167,544           1/05/07                 106,960            108,064            1,104
                     MYR          506,816           1/26/07                 143,330            143,858              528
                     NOK        1,175,390           1/08/07                 181,725            188,661            6,936
                     NZD          359,651           2/05/07                 251,227            253,362            2,135
                     PLN          403,875           1/08/07                 140,531            139,083           (1,448)
                     RUB        2,774,664           1/22/07                 105,460            105,366              (94)
                     SEK        6,215,879           2/06/07                 922,209            910,132          (12,077)
                                                                        -----------        -----------        ---------
                                                                        $19,904,850        $19,749,787        $(155,063)
                                                                        ===========        ===========        =========

At December 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $425 with Goldman Sachs & Co. and $4,209 with Merrill Lynch International.

At December 31, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

                                 See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006
GOVERNMENT SECURITIES SERIES
BONDS -- 98.2%


ISSUER                                               SHARES/PAR      VALUE ($)

AGENCY -- OTHER -- 6.3%
Financing Corp., 9.4%, 2018 ....................    $ 5,475,000    $  7,453,670
Financing Corp., 9.8%, 2018 ....................      7,760,000      10,843,180
Financing Corp., 10.35%, 2018 ..................      7,065,000      10,255,914
Financing Corp., STRIPS, 0%, 2017 ..............      8,940,000       5,145,757
Resolution Funding Corp.,
  8.875%, 2020 .................................      6,000,000       8,221,548
                                                                   ------------
                                                                   $ 41,920,069
                                                                   ------------
MORTGAGE BACKED -- 47.7%
Fannie Mae, 4.73%, 2012 ........................    $   933,929    $    913,172
Fannie Mae, 4.79%, 2012 ........................      6,259,642       6,076,033
Fannie Mae, 4.543%, 2013 .......................        947,983         918,237
Fannie Mae, 4.8%, 2013 .........................        721,014         707,079
Fannie Mae, 4.845%, 2013 .......................      1,789,437       1,749,395
Fannie Mae, 5%, 2013 - 2027 ....................     19,726,264      19,477,745
Fannie Mae, 5.06%, 2013 ........................        911,141         900,695
Fannie Mae, 5.37%, 2013 ........................      1,103,911       1,108,200
Fannie Mae, 4.45%, 2014 ........................      2,141,467       2,055,225
Fannie Mae, 4.519%, 2014 .......................      2,051,198       1,975,898
Fannie Mae, 4.6%, 2014 .........................        862,973         834,770
Fannie Mae, 4.666%, 2014 .......................      5,143,503       4,996,421
Fannie Mae, 4.77%, 2014 ........................        741,620         719,821
Fannie Mae, 4.82%, 2014 - 2015 .................      3,115,999       3,035,386
Fannie Mae, 4.848%, 2014 .......................      5,977,327       5,862,595
Fannie Mae, 4.871%, 2014 .......................      3,219,892       3,166,939
Fannie Mae, 5.1%, 2014 .........................        924,629         918,926
Fannie Mae, 4.56%, 2015 ........................      1,114,600       1,071,740
Fannie Mae, 4.62%, 2015 ........................      1,557,188       1,504,120
Fannie Mae, 4.665%, 2015 .......................        752,526         728,275
Fannie Mae, 4.69%, 2015 ........................        614,069         595,334
Fannie Mae, 4.7%, 2015 .........................      1,114,006       1,080,417
Fannie Mae, 4.74%, 2015 ........................        700,000         676,774
Fannie Mae, 4.815%, 2015 .......................        824,000         799,943
Fannie Mae, 4.85%, 2015 ........................        613,955         600,991
Fannie Mae, 4.87%, 2015 ........................        647,308         634,146
Fannie Mae, 4.89%, 2015 ........................        730,976         717,186
Fannie Mae, 4.925%, 2015 .......................      2,406,097       2,368,037
Fannie Mae, 5.471%, 2015 .......................      1,521,140       1,549,554
Fannie Mae, 5.423%, 2016 .......................      1,433,218       1,456,086
Fannie Mae, 6.5%, 2016 - 2036 ..................     13,613,464      13,925,946
Fannie Mae, 4.996%, 2017 .......................      2,300,171       2,274,781
Fannie Mae, 6%, 2017 - 2034 ....................      6,038,654       6,121,988
Fannie Mae, 7.5%, 2017 - 2031 ..................      1,518,938       1,585,030
Fannie Mae, 5.5%, 2018 - 2035 ..................     74,686,183      74,048,078
Fannie Mae, 4.5%, 2019 .........................     25,943,685      25,058,038
Fannie Mae, 4.88%, 2020 ........................        643,889         635,190
Freddie Mac, 4.5%, 2013 - 2015 .................      3,857,497       3,822,947
Freddie Mac, 4.375%, 2015 ......................      3,885,919       3,789,194
Freddie Mac, 5%, 2016 - 2025 ...................     21,609,284      21,466,663
Freddie Mac, 6%, 2021 - 2035 ...................     30,661,118      30,945,748
Freddie Mac, 5.5%, 2024 - 2035 .................     47,902,781      47,456,516
Freddie Mac, 6.5%, 2032 ........................      4,944,032       5,055,109
Ginnie Mae, 5.5%, 2033 - 2034 ..................      9,856,542       9,817,540
                                                                   ------------
                                                                   $315,201,908
                                                                   ------------
U.S. GOVERNMENT AGENCIES -- 22.3%
Aid-Egypt, 4.45%, 2015 .........................    $ 3,299,000    $  3,187,857
Aid-Israel, 0%, 2021 - 2024 ....................     13,832,000       5,821,356
Aid-Israel, 5.5%, 2023 .........................      7,403,000       7,703,073
Aid-Lebanon, 7.62%, 2009 .......................      3,331,045       3,428,745
Aid-Peru, 9.98%, 2008 ..........................      1,092,047       1,118,027
Empresa Energetica Cornito Ltd.,
  6.07%, 2010 ..................................      5,076,000       5,145,389
Fannie Mae, 4.25%, 2009 ........................      7,277,000       7,160,495
Fannie Mae, 4.625%, 2013 .......................        627,000         614,271
Farmer Mac, 5.5%, 2011 (n) .....................      5,370,000       5,468,577
Federal Home Loan Bank,
  4.5%, 2007 ...................................      4,020,000       4,010,770
Federal Home Loan Bank,
  4.625%, 2008 .................................     15,250,000      15,157,738
Freddie Mac, 4.2%, 2007 ........................      3,706,000       3,672,383
Freddie Mac, 7%, 2010 ..........................      8,626,000       9,146,243
Freddie Mac, 4.875%, 2013 ......................      1,859,000       1,847,655
Overseas Private Investment Corp.,
  0%, 2007 .....................................      3,374,000       3,568,005
Small Business Administration,
  8.4%, 2007 ...................................          1,656           1,661
Small Business Administration,
  9.65%, 2007 ..................................          1,818           1,842
Small Business Administration,
  8.7%, 2009 ...................................         64,352          66,509
Small Business Administration,
  9.05%, 2009 ..................................          5,272           5,426
Small Business Administration,
  10.05%, 2009 .................................          3,829           3,947
Small Business Administration,
  6.34%, 2021 ..................................      2,159,246       2,235,933
Small Business Administration,
  6.35%, 2021 ..................................      2,369,967       2,453,846
Small Business Administration,
  6.44%, 2021 ..................................      2,716,106       2,818,319
Small Business Administration,
  6.625%, 2021 .................................      3,161,637       3,302,918
Small Business Administration,
  6.07%, 2022 ..................................      2,553,111       2,628,989
Small Business Administration,
  4.89%, 2023 ..................................      4,070,885       4,005,708
Small Business Administration,
  4.98%, 2023 ..................................      1,663,796       1,645,577
Small Business Administration,
  4.34%, 2024 ..................................      2,361,912       2,251,375
Small Business Administration,
  4.72%, 2024 ..................................      4,152,074       4,048,687
Small Business Administration,
  4.77%, 2024 ..................................      3,070,673       2,999,678
Small Business Administration,
  4.86%, 2024 ..................................      2,095,937       2,054,538
Small Business Administration,
  4.87%, 2024 ..................................      2,451,338       2,402,335
Small Business Administration,
  4.88%, 2024 ..................................      1,877,000       1,841,291
Small Business Administration,
  4.99%, 2024 ..................................      2,768,279       2,734,785
Small Business Administration,
  5.19%, 2024 ..................................      2,532,169       2,530,457
Small Business Administration,
  5.52%, 2024 ..................................      2,326,778       2,357,411
Small Business Administration,
  5.11%, 2025 ..................................      2,217,809       2,202,436
Small Business Administration,
  4.76%, 2025 ..................................      3,774,141       3,665,159
Tennessee Valley Authority STRIPS,
  0% to 2012, 8.25% to 2042 ....................     12,654,000      10,018,551
U.S. Department of Housing & Urban
  Development, 6.36%, 2016 .....................      6,000,000       6,192,971
U.S. Department of Housing & Urban
  Development, 6.59%, 2016 .....................      5,744,000       5,833,187
                                                                   ------------
                                                                   $147,354,120
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 21.9%
U.S. Treasury Bonds, 6.5%, 2010 ................    $77,264,000    $ 81,166,450
U.S. Treasury Bonds, 9.25%, 2016 ...............      4,302,000       5,731,073
U.S. Treasury Bonds, 6.875%, 2025 ..............        504,000         623,936
U.S. Treasury Bonds, 6%, 2026 ..................     14,839,000      16,829,518
U.S. Treasury Bonds, 6.25%, 2030 ...............        579,000         689,734
U.S. Treasury Bonds, 4.5%, 2036 ................      8,275,000       7,869,012
U.S. Treasury Bonds, TIPS,
  3.875%, 2009 .................................      4,755,425       4,886,199
U.S. Treasury Notes, 5.5%, 2008 ................      9,172,000       9,222,877
U.S. Treasury Notes, 5.125%, 2011 ..............     17,321,000      17,613,292
                                                                   ------------
                                                                   $144,632,091
                                                                   ------------
    Total Bonds
      (Identified Cost, $653,215,161) ..........                   $649,108,188
                                                                   ------------

REPURCHASE AGREEMENTS -- 0.8%

Merrill Lynch, 5.32%, dated 12/29/06, due
  1/02/07, total to be received $5,360,167
  (secured by various U.S. Treasury and
  Federal Agency obligations and Mortgage
  Backed securities in a jointly traded
  account), at Cost ............................    $ 5,357,000    $  5,357,000
                                                                   ------------
    Total Investments
      (Identified Cost, $658,572,161) (k) ......                   $654,465,188
                                                                   ------------
OTHER ASSETS,
  LESS LIABILITIES -- 1.0% .....................                      6,602,781
                                                                   ------------
    Net Assets -- 100.0% .......................                   $661,067,969
                                                                   ============

FUTURES CONTRACTS OUTSTANDING AT 12/31/06:

                                                                                                              UNREALIZED
                                                                                              EXPIRATION     APPRECIATION
DESCRIPTION                                                        CONTRACTS      VALUE          DATE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short) ....................................        56      $ 6,240,500      Mar-07         $112,679
U.S. Treasury Note 10 year (Short) ............................       185       19,881,719      Mar-07          249,328
                                                                                                               --------
                                                                                                               $362,007
                                                                                                               ========

At December 31, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

                                 See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006
HIGH YIELD SERIES
BONDS -- 87.0%

ISSUER                                               SHARES/PAR      VALUE ($)

AEROSPACE -- 1.6%
Argo-Tech Corp., 9.25%, 2011 ...................    $ 1,275,000    $  1,377,000
Bombardier, Inc., 8%, 2014 (n) .................      1,298,000       1,330,450
DRS Technologies, Inc., 7.625%, 2018 ...........      2,590,000       2,667,700
Vought Aircraft Industry, Inc., 8%, 2011 .......        475,000         457,188
                                                                   ------------
                                                                   $  5,832,338
                                                                   ------------
AIRLINES -- 0.7%
Continental Airlines, Inc., 6.9%, 2017 .........    $   357,382    $    354,203
Continental Airlines, Inc.,
  6.748%, 2017 .................................        336,095         332,734
Continental Airlines, Inc.,
  6.795%, 2018 .................................        600,967         597,962
Continental Airlines, Inc.,
  7.566%, 2020 .................................      1,137,813       1,149,192
                                                                   ------------
                                                                   $  2,434,091
                                                                   ------------
APPAREL MANUFACTURERS -- 0.4%
Levi Strauss & Co., 12.25%, 2012 ...............    $   830,000    $    923,375
Levi Strauss & Co., 9.75%, 2015 ................        625,000         673,438
                                                                   ------------
                                                                   $  1,596,813
                                                                   ------------
ASSET BACKED & SECURITIZED -- 1.7%
Airlie LCDO Ltd., CDO, FRN,
  7.287%, 2011 (z) .............................    $   665,000    $    665,000
Anthracite Ltd., CDO, 6%, 2037 (z) .............      1,300,000       1,189,500
Arbor Realty Mortgage Securities, CDO,
  FRN, 7.6738%, 2038 (z) .......................        722,734         730,757
Babson CLO Ltd., "D", CLO, FRN,
  6.8528%, 2018 (n) ............................        670,000         671,340
CWCapital Cobalt Ltd., "F", CDO, FRN,
  6.68%, 2050 (z) ..............................        500,000         500,800
CWCapital Cobalt Ltd., CDO,
  6.23%, 2045 (n) ..............................        950,000         940,595
First Union National Bank Commercial
  Mortgage Corp., 6.75%, 2032 ..................        855,000         866,773
Wachovia Credit, CDO, FRN,
  6.7156%, 2026 (p)(z) .........................        376,000         376,940
                                                                   ------------
                                                                   $  5,941,705
                                                                   ------------
AUTOMOTIVE -- 4.8%
Cooper-Standard Automotive, Inc.,
  8.375%, 2014 .................................    $ 1,285,000    $  1,011,938
Ford Motor Credit Co., 5.8%, 2009 ..............      2,665,000       2,616,612
Ford Motor Credit Co.,
  9.75%, 2010 (n) ..............................      4,095,000       4,356,302
Ford Motor Credit Co., 8.625%, 2010 ............      1,065,000       1,096,264
Ford Motor Credit Co., 7%, 2013 ................      1,247,000       1,190,861
Ford Motor Credit Co., 8%, 2016 ................      1,460,000       1,442,699
Ford Motor Credit Co., FRN,
  8.11%, 2012 ..................................        930,000         921,555
General Motors Corp., 7.2%, 2011 ...............        554,000         537,380
General Motors Corp., 8.375%, 2033 .............      2,147,000       1,985,975
Goodyear Tire & Rubber Co.,
  9%, 2015 .....................................      1,690,000       1,770,275
                                                                   ------------
                                                                   $ 16,929,861
                                                                   ------------
BROADCASTING -- 4.6%
Allbritton Communications Co.,
  7.75%, 2012 ..................................    $ 2,078,000    $  2,098,780
Barrington Broadcasting Group,
  10.5%, 2014 (n) ..............................      1,025,000       1,040,375
Clear Channel Communications,
  5.5%, 2014 ...................................      1,915,000       1,615,417
EchoStar DBS Corp., 6.375%, 2011 ...............        925,000         919,219
Hughes Network Systems LLC,
  9.5%, 2014 ...................................        945,000         986,344
Intelsat Ltd., 9.25%, 2016 (n) .................      1,015,000       1,091,125
Intelsat Ltd., 11.25%, 2016 (n) ................      2,405,000       2,639,488
Intelsat Ltd., 0% to 2010,
  9.25% to 2015 ................................      1,590,000       1,208,400
Intelsat Subsidiary Holding Co. Ltd.,
  8.625%, 2015 .................................        900,000         936,000
ION Media Networks, Inc., FRN,
  11.6238%, 2013 (n) ...........................      2,155,000       2,181,938
XM Satellite Radio, Inc., 9.75%, 2014 ..........        855,000         855,000
Young Broadcasting, Inc., 10%, 2011 ............        805,000         764,750
                                                                   ------------
                                                                   $ 16,336,836
                                                                   ------------
BUILDING -- 1.9%
Goodman Global Holdings, Inc.,
  7.875%, 2012 .................................    $   790,000    $    776,175
Interface, Inc., 10.375%, 2010 .................        943,000       1,042,015
Interface, Inc., 9.5%, 2014 ....................        170,000         178,500
Masonite Corp., 11%, 2015 (z) ..................      1,210,000       1,119,250
Nortek Holdings, Inc., 8.5%, 2014 ..............      1,145,000       1,122,100
Nortek Holdings, Inc., 0% to 2009,
  10.75% to 2014 ...............................      3,597,000       2,517,900
                                                                   ------------
                                                                   $  6,755,940
                                                                   ------------
BUSINESS SERVICES -- 2.0%
Iron Mountain, Inc., 8.625%, 2013 ..............    $   680,000    $    702,100
Iron Mountain, Inc., 7.75%, 2015 ...............        720,000         734,400
Nortel Networks Ltd.,
  10.75%, 2016 (n) .............................        820,000         896,875
Northern Telecom Corp.,
  6.875%, 2023 .................................        685,000         575,400
SunGard Data Systems, Inc.,
  10.25%, 2015 .................................      2,355,000       2,513,963
Xerox Corp., 7.625%, 2013 ......................      1,605,000       1,685,250
                                                                   ------------
                                                                   $  7,107,988
                                                                   ------------
CABLE TV -- 3.5%
CCH I Holdings LLC, 11%, 2015 ..................    $ 3,354,000    $  3,442,043
CCH II Holdings LLC, 10.25%, 2010 ..............      2,450,000       2,563,313
CCO Holdings LLC, 8.75%, 2013 ..................      1,405,000       1,459,444
CSC Holdings, Inc., 6.75%, 2012 (n) ............      1,905,000       1,857,375
Mediacom LLC, 9.5%, 2013 .......................      1,600,000       1,648,000
NTL Cable PLC, 9.125%, 2016 ....................      1,286,000       1,358,338
                                                                   ------------
                                                                   $ 12,328,513
                                                                   ------------
CHEMICALS -- 3.9%
BCP Crystal Holdings Corp.,
  9.625%, 2014 .................................    $   693,000    $    765,765
Crystal U.S. Holdings LLC, "B",
  0% to 2009, 10.5% to 2014 ....................      2,452,000       2,108,720
Equistar Chemicals LP, 10.125%, 2008 ...........      1,305,000       1,386,563
Equistar Chemicals LP, 10.625%, 2011 ...........        360,000         383,400
Innophos, Inc., 8.875%, 2014 ...................      1,160,000       1,177,400
KI Holdings, Inc., 0% to 2009,
  9.875% to 2014 ...............................      1,960,000       1,568,000
Lyondell Chemical Co., 11.125%, 2012 ...........        750,000         806,250
Momentive Performance Materials, Inc.,
  11.5%, 2016 (n) ..............................      2,175,000       2,131,500
Mosaic Co., 7.625%, 2016 (n) ...................      1,780,000       1,844,525
Nalco Co., 8.875%, 2013 ........................      1,630,000       1,725,763
                                                                   ------------
                                                                   $ 13,897,886
                                                                   ------------
CONGLOMERATES -- 0.1%
Esco Corp., 8.625%, 2013 (z) ...................    $   490,000    $    503,475
                                                                   ------------
CONSUMER GOODS & SERVICES -- 2.5%
GEO Group, Inc., 8.25%, 2013 ...................    $ 1,595,000    $  1,642,850
Jarden Corp., 9.75%, 2012 ......................        835,000         883,013
Playtex Products, Inc., 9.375%, 2011 ...........      1,025,000       1,068,563
Service Corp. International,
  7.375%, 2014 .................................        700,000         731,500
Service Corp. International, 7%, 2017 ..........      2,380,000       2,409,750
Spectrum Brands, Inc., 7.375%, 2015 ............        525,000         454,125
Visant Holding Corp., 8.75%, 2013 ..............      1,645,000       1,694,350
                                                                   ------------
                                                                   $  8,884,151
                                                                   ------------
CONTAINERS -- 1.9%
Berry Plastics Holding Corp.,
  8.875%, 2014 (n) .............................    $ 1,485,000    $  1,507,275
Graham Packaging Co. LP,
  9.875%, 2014 .................................      1,765,000       1,782,650
Owens-Brockway Glass Container, Inc.,
  8.25%, 2013 ..................................      3,380,000       3,494,075
                                                                   ------------
                                                                   $  6,784,000
                                                                   ------------
DEFENSE ELECTRONICS -- 0.8%
L-3 Communications Corp.,
  5.875%, 2015 .................................    $ 1,435,000    $  1,384,775
L-3 Communications Holdings, Inc.,
  6.125%, 2014 .................................      1,340,000       1,309,850
                                                                   ------------
                                                                   $  2,694,625
                                                                   ------------
ELECTRONICS -- 0.7%
NXP B.V./NXP Funding LLC,
  7.875%, 2014 (n) .............................    $   655,000    $    677,106
Sensata Technologies B.V.,
  8%, 2014 (n) .................................      1,735,000       1,665,600
                                                                   ------------
                                                                   $  2,342,706
                                                                   ------------
EMERGING MARKET QUASI-SOVEREIGN -- 0.3%
Gazprom OAO, 9.625%, 2013 (n) ..................    $   610,000    $    730,475
Gazprom OAO, 8.625%, 2034 (n) ..................        224,000         287,840
                                                                   ------------
                                                                   $  1,018,315
                                                                   ------------
EMERGING MARKET SOVEREIGN -- 0.2%
Federative Republic of Brazil,
  8.875%, 2019 .................................    $   296,000    $    361,120
Russian Ministry of Finance,
  12.75%, 2028 .................................        243,000         438,863
                                                                   ------------
                                                                   $    799,983
                                                                   ------------
ENERGY -- INDEPENDENT -- 3.3%
Chesapeake Energy Corp., 7%, 2014 ..............    $   958,000    $    973,568
Chesapeake Energy Corp.,
  6.375%, 2015 .................................      2,660,000       2,633,400
Chesapeake Energy Corp.,
  6.875%, 2016 .................................      1,685,000       1,699,744
Hilcorp Energy I, 9%, 2016 (n) .................      1,320,000       1,395,900
Newfield Exploration Co.,
  6.625%, 2014 .................................      2,380,000       2,380,000
Quicksilver Resources, Inc.,
  7.125%, 2016 .................................      1,770,000       1,730,175
Whiting Petroleum Corp., 7%, 2014 ..............      1,120,000       1,117,200
                                                                   ------------
                                                                   $ 11,929,987
                                                                   ------------
ENTERTAINMENT -- 1.0%
AMC Entertainment, Inc., 9.5%, 2011 ............    $   886,000    $    889,323
AMC Entertainment, Inc., 11%, 2016 .............        850,000         954,125
Six Flags, Inc., 8.875%, 2010 ..................      1,030,000         996,525
Six Flags, Inc., 9.75%, 2013 ...................        745,000         699,369
                                                                   ------------
                                                                   $  3,539,342
                                                                   ------------
FINANCIAL INSTITUTIONS -- 2.4%
General Motors Acceptance Corp.,
  6.875%, 2011 .................................    $ 3,138,000    $  3,218,640
General Motors Acceptance Corp.,
  6.75%, 2014 ..................................      5,272,000       5,415,045
                                                                   ------------
                                                                   $  8,633,685
                                                                   ------------
FOOD & BEVERAGES -- 0.9%
B&G Foods Holding Corp., 8%, 2011 ..............    $   990,000    $    999,900
Dole Foods Co., Inc., 8.875%, 2011 .............        930,000         916,050
Michael Foods, Inc., 8%, 2013 ..................      1,405,000       1,457,688
                                                                   ------------
                                                                   $  3,373,638
                                                                   ------------
FOREST & PAPER PRODUCTS -- 2.3%
Buckeye Technologies, Inc., 8%, 2010 ...........    $   365,000    $    365,000
Buckeye Technologies, Inc.,
  8.5%, 2013 ...................................      2,165,000       2,284,075
Jefferson Smurfit Corp., 8.25%, 2012 ...........      2,020,000       1,969,500
JSG Funding PLC, 7.75%, 2015 ...................        150,000         144,000
MDP Acquisitions PLC, 9.625%, 2012 .............      1,145,000       1,213,700
Millar Western Forest Products Ltd.,
  7.75%, 2013 ..................................        755,000         677,613
Verso Paper Holdings LLC,
  9.125%, 2014 (n) .............................        755,000         787,088
Verso Paper Holdings LLC,
  11.375%, 2016 (n) ............................        865,000         908,250
                                                                   ------------
                                                                   $  8,349,226
                                                                   ------------
GAMING & LODGING -- 6.4%
Greektown Holdings, 10.75%, 2013 (n) ...........    $ 1,260,000    $  1,316,700
Harrah's Entertainment, Inc.,
  5.75%, 2017 ..................................      4,385,000       3,673,779
Majestic Star Casino LLC,
  9.75%, 2011 ..................................      1,445,000       1,430,550
Mandalay Resort Group,
  9.375%, 2010 .................................      1,085,000       1,160,950
MGM Mirage, Inc., 8.5%, 2010 ...................      1,165,000       1,246,550
MGM Mirage, Inc., 8.375%, 2011 .................      2,155,000       2,235,813
MGM Mirage, Inc., 6.75%, 2013 ..................      1,125,000       1,099,688
MGM Mirage, Inc., 5.875%, 2014 .................        485,000         448,625
MGM Mirage, Inc., 6.875%, 2016 .................      1,010,000         969,600
Pinnacle Entertainment, Inc.,
  8.25%, 2012 ..................................      1,055,000       1,065,550
Pokagon Gaming Authority,
  10.375%, 2014 (n) ............................        755,000         826,725
Station Casinos, Inc., 6.5%, 2014 ..............      3,485,000       3,097,273
Trump Entertainment Resorts Holdings,
  Inc., 8.5%, 2015 .............................      1,065,000       1,059,675
Wimar Opco LLC, 9.625%, 2014 (z) ...............        985,000         975,150
Wynn Las Vegas LLC, 6.625%, 2014 ...............      2,255,000       2,240,906
                                                                   ------------
                                                                   $ 22,847,534
                                                                   ------------
INDUSTRIAL -- 2.5%
Amsted Industries, Inc.,
  10.25%, 2011 (z) .............................    $ 1,720,000    $  1,840,400
Blount, Inc., 8.875%, 2012 .....................      1,445,000       1,473,900
Education Management LLC,
  8.75%, 2014 (n) ..............................      1,020,000       1,055,700
Education Management LLC,
  10.25%, 2016 (n) .............................        790,000         835,425
JohnsonDiversey Holdings, Inc., "B",
  9.625%, 2012 .................................      2,075,000       2,173,563
JohnsonDiversey Holdings, Inc.,
  0% to 2007, 10.67% to 2013 ...................        291,000         280,815
Knowledge Learning Corp.,
  7.75%, 2015 (z) ..............................        725,000         694,188
RBS Global & Rexnord Corp.,
  9.5%, 2014 (n) ...............................        660,000         686,400
                                                                   ------------
                                                                   $  9,040,391
                                                                   ------------
MACHINERY & TOOLS -- 1.1%
Case Corp., 7.25%, 2016 ........................    $   705,000    $    713,813
Case New Holland, Inc., 9.25%, 2011 ............        540,000         571,725
Case New Holland, Inc., 7.125%, 2014 ...........      2,680,000       2,720,200
                                                                   ------------
                                                                   $  4,005,738
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 6.9%
CDRV Investors, Inc., 0% to 2010,
  9.625% to 2015 ...............................    $ 1,725,000    $  1,336,875
DaVita, Inc., 6.625%, 2013 .....................        740,000         741,850
DaVita, Inc., 7.25%, 2015 ......................      2,595,000       2,646,900
HCA, Inc., 6.375%, 2015 ........................      4,160,000       3,525,600
HCA, Inc., 9.25%, 2016 (n) .....................      4,745,000       5,083,081
HealthSouth Corp., 10.75%, 2016 (n) ............      1,610,000       1,732,763
Omnicare, Inc., 6.875%, 2015 ...................      1,830,000       1,807,125
Psychiatric Solutions, Inc.,
  7.75%, 2015 ..................................        980,000         977,550
Select Medical Corp., 7.625%, 2015 .............      1,505,000       1,249,150
Tenet Healthcare Corp., 9.25%, 2015 ............      1,525,000       1,525,000
U.S. Oncology, Inc., 10.75%, 2014 ..............      2,125,000       2,348,125
Vanguard Health Holding II, 9%, 2014 ...........      1,715,000       1,736,438
                                                                   ------------
                                                                   $ 24,710,457
                                                                   ------------
METALS & MINING -- 3.7%
Aleris International, Inc., 10%, 2016 (z) ......    $   595,000    $    600,950
Arch Western Finance LLC,
  6.75%, 2013 ..................................      2,690,000       2,669,825
Chaparral Steel Co., 10%, 2013 .................      1,270,000       1,417,638
FMG Finance Ltd., 10.625%, 2016 (n) ............      2,020,000       2,166,450
Griffin Coal Mining Co., 9.5%, 2016 (z) ........        825,000         849,750
Massey Energy Co., 6.875%, 2013 ................      1,925,000       1,809,500
Peabody Energy Corp., 5.875%, 2016 .............      1,565,000       1,525,875
Peabody Energy Corp., 7.375%, 2016 .............      1,045,000       1,112,925
PNA Group, Inc., 10.75%, 2016 (n) ..............        880,000         909,700
                                                                   ------------
                                                                   $ 13,062,613
                                                                   ------------
NATURAL GAS -- DISTRIBUTION -- 0.3%
AmeriGas Partners LP, 7.125%, 2016 .............    $   990,000    $    990,000
                                                                   ------------
NATURAL GAS -- PIPELINE -- 3.1%
ANR Pipeline Co., 9.625%, 2021 .................    $   633,000    $    840,007
Atlas Pipeline Partners, 8.125%, 2015 ..........      1,070,000       1,099,425
Colorado Interstate Gas Co.,
  5.95%, 2015 ..................................        790,000         779,465
El Paso Energy Corp., 7%, 2011 .................      1,905,000       1,976,438
El Paso Energy Corp., 7.75%, 2013 ..............      1,510,000       1,579,838
El Paso Performance-Linked Trust,
  7.75%, 2011 (n) ..............................      2,210,000       2,337,075
Transcontinental Gas Pipe Line Corp.,
  7%, 2011 .....................................        750,000         770,625
Williams Cos., Inc., 7.125%, 2011 ..............        733,000         762,320
Williams Partners LP, 7.25%, 2017 (z) ..........        830,000         846,600
                                                                   ------------
                                                                   $ 10,991,793
                                                                   ------------
NETWORK & TELECOM -- 3.9%
Cincinnati Bell, Inc., 8.375%, 2014 ............    $ 1,705,000    $  1,751,888
Citizens Communications Co.,
  9.25%, 2011 ..................................      1,286,000       1,422,638
Hawaiian Telecom Communications, Inc.,
  9.75%, 2013 ..................................      1,045,000       1,047,613
Nordic Telephone Co. Holdings,
  8.875%, 2016 (n) .............................      1,445,000       1,546,150
Qwest Capital Funding, Inc.,
  7.25%, 2011 ..................................      1,035,000       1,056,994
Qwest Corp., 7.875%, 2011 ......................      1,095,000       1,166,175
Qwest Corp., 8.875%, 2012 ......................      1,985,000       2,210,794
Time Warner Telecom Holdings, Inc.,
  9.25%, 2014 ..................................      1,635,000       1,747,406
Windstream Corp., 8.625%, 2016 (n) .............      1,695,000       1,856,025
                                                                   ------------
                                                                   $ 13,805,683
                                                                   ------------
OIL SERVICES -- 1.2%
Basic Energy Services, Inc.,
  7.125%, 2016 .................................    $ 1,890,000    $  1,861,650
GulfMark Offshore, Inc., 7.75%, 2014 ...........      1,190,000       1,213,800
Hanover Compressor Co., 9%, 2014 ...............      1,055,000       1,139,400
                                                                   ------------
                                                                   $  4,214,850
                                                                   ------------
PHARMACEUTICALS -- 0.3%
Warner Chilcott Corp., 8.75%, 2015 .............    $ 1,108,000    $  1,135,700
                                                                   ------------
PRINTING & PUBLISHING -- 3.9%
American Media Operations, Inc.,
  10.25%, 2009 .................................    $   650,000    $    629,688
American Media Operations, Inc.,
  8.875%, 2011 .................................        380,000         346,750
Dex Media, Inc., 0% to 2008,
  9% to 2013 ...................................      3,710,000       3,311,175
Dex Media, Inc., 0% to 2008,
  9% to 2013 ...................................      1,710,000       1,526,175
Idearc, Inc., 8%, 2016 (n) .....................      3,620,000       3,674,300
MediaNews Group, Inc., 6.875%, 2013 ............      1,895,000       1,714,975
PRIMEDIA, Inc., 8%, 2013 .......................        780,000         754,650
R.H. Donnelley Corp., 8.875%, 2016 .............      1,785,000       1,874,250
                                                                   ------------
                                                                   $ 13,831,963
                                                                   ------------
RAILROAD & SHIPPING -- 0.3%
TFM S.A. de C.V., 9.375%, 2012 .................    $   931,000    $    993,843
TFM S.A. de C.V., 12.5%, 2012 ..................        132,000         142,560
                                                                   ------------
                                                                   $  1,136,403
                                                                   ------------
RESTAURANTS -- 0.2%
Denny's Corp. Holdings, Inc.,
  10%, 2012 ....................................    $   850,000    $    896,750
                                                                   ------------
RETAILERS -- 1.4%
Buhrmann U.S., Inc., 7.875%, 2015 ..............    $ 1,055,000    $  1,028,625
Couche-Tard, Inc., 7.5%, 2013 ..................      1,045,000       1,068,513
Jean Coutu Group (PJC), Inc.,
  7.625%, 2012 .................................        915,000         963,038
Neiman Marcus Group, Inc., 9%, 2015 ............      1,065,000       1,162,181
Neiman Marcus Group, Inc.,
  10.375%, 2015 ................................        650,000         723,125
                                                                   ------------
                                                                   $  4,945,482
                                                                   ------------
SPECIALTY STORES -- 1.3%
GSC Holdings Corp., 8%, 2012 ...................    $ 1,420,000    $  1,483,900
Michaels Stores, Inc.,
  11.375%, 2016 (n) ............................      1,720,000       1,793,100
Payless ShoeSource, Inc.,
  8.25%, 2013 ..................................      1,165,000       1,211,600
                                                                   ------------
                                                                   $  4,488,600
                                                                   ------------
SUPERMARKETS -- 0.0%
Jitney Jungle Stores of America, Inc.,
  10.375%, 2007 (d) ............................    $   250,000    $          0
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 1.8%
Centennial Communications Corp.,
  10%, 2013 ....................................    $   300,000    $    319,125
Centennial Communications Corp.,
  10.125%, 2013 ................................        655,000         705,763
Rogers Wireless, Inc., 6.375%, 2014 ............      1,380,000       1,397,250
Rogers Wireless, Inc., 7.5%, 2015 ..............        990,000       1,074,150
Rural Cellular Corp., 9.875%, 2010 .............      1,200,000       1,276,500
Wind Acquisition Finance S.A.,
  10.75%, 2015 (n) .............................      1,580,000       1,797,250
                                                                   ------------
                                                                   $  6,570,038
                                                                   ------------
TOBACCO -- 0.6%
Reynolds American, Inc., 7.25%, 2012 ...........    $ 1,040,000    $  1,084,200
Reynolds American, Inc., 7.3%, 2015 ............        865,000         897,822
                                                                   ------------
                                                                   $  1,982,022
                                                                   ------------
TRANSPORTATION -- SERVICES -- 1.0%
Hertz Corp., 8.875%, 2014 (n) ..................    $ 2,095,000    $  2,194,513
Stena AB, 7%, 2016 .............................      1,311,000       1,245,450
                                                                   ------------
                                                                   $  3,439,963
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 1.9%
U.S. Treasury Bonds, 4.5%, 2036 ................    $ 7,303,000    $  6,944,700
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 3.7%
Edison Mission Energy, 7.75%, 2016 .............    $   775,000    $    821,500
Midwest Generation LLC, 8.75%, 2034 ............      2,340,000       2,538,900
Mirant North American LLC,
  7.375%, 2013 .................................      1,340,000       1,360,100
Mission Energy Holding Co.,
  13.5%, 2008 ..................................      1,405,000       1,549,013
NRG Energy, Inc., 7.375%, 2016 .................      4,705,000       4,728,525
NRG Energy, Inc., 7.375%, 2017 .................        615,000         616,538
Reliant Energy, Inc., 6.75%, 2014 ..............        660,000         645,150
Reliant Resources, Inc., 9.25%, 2010 ...........        770,000         808,500
                                                                   ------------
                                                                   $ 13,068,226
                                                                   ------------
    Total Bonds
      (Identified Cost, $303,315,970) ..........                   $310,124,010
                                                                   ------------

FLOATING RATE LOANS(g)(r) -- 6.3%

AUTOMOTIVE -- 1.9%
Ford Motor Co., Term Loan B,
  8.36%, 2013 ..................................    $ 3,276,961    $  3,277,780
General Motors, Term Loan B,
  7.745%, 2013 (o) .............................      2,350,002       2,350,491
Mark IV Industries, Inc., Second Lien Term
  Loan, 2011 (o) ...............................        994,489         995,318
                                                                   ------------
                                                                   $  6,623,589
                                                                   ------------
CONTAINERS -- 0.3%
Altivity Packaging LLC, Second Lien Term
  Loan, 10.35%, 2013 ...........................    $   290,909    $    293,697
Altivity Packaging LLC, Second Lien Term
  Loan, 10.3494%, 2013 .........................        909,091         917,045
                                                                   ------------
                                                                   $  1,210,742
                                                                   ------------
ENERGY -- INDEPENDENT -- 0.2%
MEG Energy Corp., Bridge Term Loan,
  10.12%, 2013 .................................    $   838,403    $    834,211
                                                                   ------------
FOOD & BEVERAGES -- 0.2%
Dole Food Co., Inc., Letter of Credit,
  5.2438%, 2013 (o) ............................    $    80,526    $     79,907
Dole Food Co., Inc., Term Loan,
  7.5455%, 2013 (o) ............................        179,824         178,443
Dole Food Co., Inc., Term Loan C,
  7.4603%, 2013 (o) ............................        599,413         594,811
                                                                   ------------
                                                                   $    853,161
                                                                   ------------
FOREST & PAPER PRODUCTS -- 0.5%
Georgia-Pacific Corp., Term Loan,
  7.3561%, 2012 ................................    $ 1,700,870    $  1,708,975
Georgia-Pacific Corp., Term Loan
  B-2, 2013 (o) ................................        112,872         113,389
                                                                   ------------
                                                                   $  1,822,364
                                                                   ------------
GAMING & LODGING -- 0.5%
Gulfside Casino, Term Loan B,
  10.3703%, 2012 ...............................    $ 1,842,346    $  1,851,558
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.5%
HCA, Inc., Term Loan B,
  8.1138%, 2013 ................................    $ 1,699,488    $  1,718,415
                                                                   ------------
POLLUTION CONTROL -- 0.2%
Allied Waste North America, Inc., Term
  Loan, 7.1576%, 2012 ..........................    $   539,190    $    539,752
Allied Waste North America, Inc., Term
  Loan A, 7.0629%, 2012 ........................        239,105         239,583
                                                                   ------------
                                                                   $    779,335
                                                                   ------------
PRINTING & PUBLISHING -- 1.5%
Idearc, Inc., Term Loan B,
  7.35%, 2014 ..................................    $ 3,846,408    $  3,865,640
Nielsen Finance LLC, Term Loan B,
  8.1254%, 2013 ................................      1,435,073       1,444,811
                                                                   ------------
                                                                   $  5,310,451
                                                                   ------------
SPECIALTY STORES -- 0.5%
Michaels Stores, Inc., Term Loan,
  8.375%, 2013 .................................    $ 1,675,220    $  1,684,643
                                                                   ------------
    Total Floating Rate Loans
      (Identified Cost, $22,614,557) ...........                   $ 22,688,469
                                                                   ------------
CONVERTIBLE BONDS -- 0.4%
AUTOMOTIVE -- 0.4%
Ford Motor Co., 4.25%, 2036
  (Identified Cost, $1,255,000) ................    $ 1,255,000    $  1,341,281
                                                                   ------------

COMMON STOCKS -- 1.3%
CHEMICALS -- 0.3%
Huntsman Corp. (a) .............................         51,600    $    978,852
                                                                   ------------
CONTAINERS -- 0.3%
Crown Holdings, Inc. (a) .......................         43,900    $    918,388
                                                                   ------------
ENERGY -- INDEPENDENT -- 0.4%
Chesapeake Energy Corp. ........................         12,400    $    360,220
Foundation Coal Holdings, Inc. .................         34,980       1,110,965
                                                                   ------------
                                                                   $  1,471,185
                                                                   ------------
MACHINERY & TOOLS -- 0.1%
Titan International, Inc. ......................         19,700    $    396,955
                                                                   ------------
METALS & MINING -- 0.0%
Oxford Automotive, Inc. (a) ....................             21    $          0
                                                                   ------------
PRINTING & PUBLISHING -- 0.0%
Golden Books Family Entertainment,
  Inc. (a) .....................................         17,708    $          0
                                                                   ------------
TELEPHONE SERVICES -- 0.2%
Windstream Corp. ...............................         58,000    $    824,760
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $4,479,621) ............                   $  4,590,140
                                                                   ------------

CONVERTIBLE PREFERRED STOCKS -- 0.4%
REAL ESTATE -- 0.4%
Mills Corp., "F", 6.75%
  (Identified Cost, $1,177,875) ................          1,500    $  1,344,375
                                                                   ------------

PREFERRED STOCKS -- 0.1%
BROADCASTING -- 0.1%
ION Media Networks, Inc. (p) ...................             44    $    325,600
                                                                   ------------
REAL ESTATE -- 0.0%
HRPT Properties Trust, REIT, "B" ...............          1,225    $     31,495
                                                                   ------------
    Total Preferred Stocks
      (Identified Cost, $389,843) ..............                   $    357,095
                                                                   ------------

WARRANTS -- 0.0%

                              STRIKE       FIRST
ISSUER                         PRICE    EXERCISE
BUSINESS SERVICES -- 0.0%
Loral Space &
  Communications Ltd. (a)      $0.14     1/28/97          1,000    $          0
Loral Space &
  Communications Ltd. (a)      $0.14     1/28/97          1,100               0
                                                                   ------------
                                                                   $          0
                                                                   ------------
NETWORK & TELECOM -- 0.0%
Knology, Inc. (a)(z) .......   $0.10    11/22/97            525    $      1,312
                                                                   ------------
    Total Warrants
      (Identified Cost, $29,924) ...............                   $      1,312
                                                                   ------------

SHORT-TERM OBLIGATIONS -- 3.7%

ISSUER                                              SHARES/PAR       VALUE ($)

General Electric Capital Corp.,
  5.29%, due 1/02/07, at Amortized Cost
  and Value (y) ................................    $13,120,000    $ 13,118,072
                                                                   ------------
    Total Investments
      (Identified Cost, $346,380,862) (k) ......                   $353,564,754
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- 0.8% .....................                      2,686,710
                                                                   ------------
    Net Assets -- 100.0% .......................                   $356,251,464
                                                                   ============

           See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006
INTERNATIONAL VALUE SERIES
COMMON STOCKS -- 96.2%

ISSUER                                               SHARES/PAR      VALUE ($)

AIRLINES -- 0.4%
Sydney Roads Group .............................        523,100    $    545,351
                                                                   ------------
ALCOHOLIC BEVERAGES -- 1.3%
Diageo PLC .....................................         72,178    $  1,417,212
Remy Cointreau S.A .............................          8,200         530,276
                                                                   ------------
                                                                   $  1,947,488
                                                                   ------------
APPAREL MANUFACTURERS -- 0.4%
Impact 21 Co. Ltd. .............................         22,000    $    369,423
Sanyo Shokai Ltd. (l) ..........................         34,400         248,800
                                                                   ------------
                                                                   $    618,223
                                                                   ------------
AUTOMOTIVE -- 4.4%
Autoliv, Inc., SDR .............................         14,880    $    898,644
Bayerische Motoren Werke AG ....................         29,130       1,672,713
Continental AG .................................          8,392         975,738
Kongsberg Automotive A.S.A .....................         48,600         444,430
Nissan Motor Co. Ltd. (l) ......................         72,800         876,327
PSA Peugeot Citroen S.A. (l) ...................         24,850       1,646,349
                                                                   ------------
                                                                   $  6,514,201
                                                                   ------------
BIOTECHNOLOGY -- 0.6%
Actelion Ltd. (a) ..............................          4,000    $    879,481
                                                                   ------------
BROADCASTING -- 3.3%
Fuji Television Network, Inc. ..................            572    $  1,306,934
Nippon Television Network Corp. ................          7,240       1,074,034
Vivendi S.A. (l) ...............................         31,820       1,243,456
WPP Group PLC ..................................         90,750       1,227,314
                                                                   ------------
                                                                   $  4,851,738
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 0.2%
Van Lanschot N.V ...............................          3,420    $    324,975
                                                                   ------------
CABLE TV -- 0.2%
Premiere AG (a)(l) .............................         20,240    $    339,239
                                                                   ------------
CHEMICALS -- 2.8%
Syngenta AG ....................................         22,787    $  4,238,094
                                                                   ------------
CONSTRUCTION -- 3.3%
Buzzi Unicem S.p.A. (l) ........................         21,180    $    602,093
CRH PLC ........................................         25,100       1,044,786
Fletcher Building Ltd. .........................        141,588       1,104,727
Geberit AG .....................................            750       1,155,550
Nexity International ...........................          6,770         490,516
Sekisui Chemical Co. Ltd. ......................         68,000         542,081
                                                                   ------------
                                                                   $  4,939,753
                                                                   ------------
CONSUMER GOODS & SERVICES -- 2.6%
Kao Corp. ......................................         65,000    $  1,752,699
Lion Corp. (l) .................................         64,000         324,180
Uni-Charm Corp. (l) ............................         30,900       1,835,130
                                                                   ------------
                                                                   $  3,912,009
                                                                   ------------
ELECTRICAL EQUIPMENT -- 1.1%
Saft Groupe S.A ................................          9,900    $    333,171
Samsung SDI Co. Ltd. (a) .......................          3,720         257,200
Spectris PLC ...................................         64,000         982,120
                                                                   ------------
                                                                   $  1,572,491
                                                                   ------------
ELECTRONICS -- 5.0%
Barco N.V ......................................          4,150    $    377,910
Brother Industries Ltd. ........................         33,000         446,579
Konica Minolta Holdings, Inc. (l) ..............         85,000       1,199,546
OMRON Corp. ....................................         32,200         914,243
Ricoh Co. Ltd. .................................         46,000         938,973
Samsung Electronics Co. Ltd. ...................          1,600       1,054,624
Sony Corp. .....................................         26,000       1,113,864
Taiwan Semiconductor Manufacturing Co. .........
  Ltd., ADR ....................................         86,519         945,653
Venture Corp. Ltd. .............................         51,000         448,885
                                                                   ------------
                                                                   $  7,440,277
                                                                   ------------
ENERGY -- INDEPENDENT -- 1.6%
Apache Corp. ...................................          9,420    $    626,524
Norsk Hydro A.S.A ..............................         44,750       1,389,205
PTT Public Co. .................................         72,600         421,743
                                                                   ------------
                                                                   $  2,437,472
                                                                   ------------
ENERGY -- INTEGRATED -- 5.2%
Royal Dutch Shell PLC, "A" .....................         94,650    $  3,309,058
TOTAL S.A., ADR ................................         62,400       4,487,808
                                                                   ------------
                                                                   $  7,796,866
                                                                   ------------
FOOD & BEVERAGES -- 6.5%
Binggrae Co. Ltd. (a) ..........................          6,650    $    304,613
Cadbury Schweppes PLC ..........................        175,100       1,874,226
CoolBrands International, Inc. (a) .............         50,980          56,455
CSM N.V ........................................         32,110       1,236,143
Greencore Group PLC ............................         87,762         542,056
Nestle S.A .....................................         13,455       4,779,732
Nong Shim Co. Ltd. (a) .........................          3,085         945,403
                                                                   ------------
                                                                   $  9,738,628
                                                                   ------------
FOOD & DRUG STORES -- 2.2%
Carrefour S.A. (l) .............................         28,230    $  1,711,566
Lawson, Inc. (l) ...............................         42,800       1,531,589
                                                                   ------------
                                                                   $  3,243,155
                                                                   ------------
FOREST & PAPER PRODUCTS -- 0.2%
Abitibi-Consolidated, Inc. .....................        102,830    $    263,938
                                                                   ------------
FURNITURE & APPLIANCES -- 0.3%
Indesit Co. S.p.A. (l) .........................         30,440    $    495,376
                                                                   ------------
GENERAL MERCHANDISE -- 1.5%
Daiei, Inc. (a)(l) .............................         34,500    $    462,531
METRO AG .......................................         27,000       1,721,443
                                                                   ------------
                                                                   $  2,183,974
                                                                   ------------
INSURANCE -- 3.7%
Benfield Group PLC .............................        134,100    $    938,967
Catlin Group Ltd. ..............................         61,470         618,831
Hiscox Ltd. ....................................        151,418         831,129
Jardine Lloyd Thompson Group PLC ...............        162,000       1,334,217
Legal & General Group PLC ......................        580,900       1,791,957
                                                                   ------------
                                                                   $  5,515,101
                                                                   ------------
LEISURE & TOYS -- 1.2%
Heiwa Corp. (l) ................................         45,100    $    570,546
NAMCO BANDAI Holdings, Inc. ....................         50,400         738,779
Tamron Co. Ltd. (l) ............................         24,500         519,656
                                                                   ------------
                                                                   $  1,828,981
                                                                   ------------
MACHINERY & TOOLS -- 1.3%
ASSA ABLOY AB, "B" (l) .........................         47,960    $  1,043,697
GEA Group AG ...................................         40,800         919,148
                                                                   ------------
                                                                   $  1,962,845
                                                                   ------------
MAJOR BANKS -- 7.2%
BNP Paribas (l) ................................         15,010    $  1,637,251
Credit Agricole S.A. (l) .......................         63,733       2,679,797
DBS Group Holdings Ltd. ........................        104,000       1,532,403
Joyo Bank Ltd. .................................         87,000         480,146
Royal Bank of Scotland Group PLC ...............         56,801       2,217,220
Shizuoka Bank Ltd. .............................         73,000         724,205
Svenska Handelsbanken AB, "A" ..................         47,800       1,445,132
                                                                   ------------
                                                                   $ 10,716,154
                                                                   ------------
METALS & MINING -- 1.2%
Anglo American PLC .............................         37,030    $  1,806,646
                                                                   ------------
NATURAL GAS -- DISTRIBUTION -- 1.2%
Tokyo Gas Co. Ltd. .............................        349,000    $  1,855,744
                                                                   ------------
NATURAL GAS -- PIPELINE -- 0.6%
Gazprom OAO, ADR ...............................         17,900    $    823,400
                                                                   ------------
OIL SERVICES -- 0.3%
Fugro N.V ......................................          7,872    $    376,085
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 9.1%
Aiful Corp. (l) ................................         45,000    $  1,266,328
Banche Popolari Unite Scpa .....................         29,700         816,073
Dah Sing Financial Holdings Ltd. ...............         46,400         420,259
DNB Holding A.S.A. (l) .........................         71,960       1,021,708
Hachijuni Bank Ltd. ............................         76,000         497,325
Hana Financial Group, Inc. .....................         14,100         741,387
HSBC Holdings PLC ..............................        106,200       1,936,510
ING Groep N.V ..................................         52,050       2,307,398
Krungthai Card PLC .............................        463,600         365,494
LIC Housing Finance Ltd. .......................         57,690         209,918
Sapporo Hokuyo Holdings, Inc. ..................             75         724,516
Shinhan Financial Group Co. Ltd. (a) ...........         15,700         801,882
Siam City Bank Public Co. Ltd. .................        733,600         357,161
SinoPac Holdings ...............................      1,063,000         569,260
Takefuji Corp. (l) .............................         40,020       1,583,386
                                                                   ------------
                                                                   $ 13,618,605
                                                                   ------------
PHARMACEUTICALS -- 6.9%
Astellas Pharma, Inc. ..........................         55,600    $  2,526,742
GlaxoSmithKline PLC ............................        112,870       2,971,142
Novartis AG ....................................         45,300       2,610,817
Takeda Pharmaceutical Co. Ltd. .................         20,300       1,393,179
Tanabe Seiyaku Co. Ltd. (l) ....................         54,000         705,363
                                                                   ------------
                                                                   $ 10,207,243
                                                                   ------------
PRINTING & PUBLISHING -- 1.2%
PagesJaunes Groupe S.A. (l) ....................         34,830    $    692,721
Reed Elsevier PLC ..............................         92,800       1,018,754
                                                                   ------------
                                                                   $  1,711,475
                                                                   ------------
RAILROAD & SHIPPING -- 0.4%
SMRT Corp. Ltd. ................................        780,820    $    605,800
                                                                   ------------
REAL ESTATE -- 0.3%
Deutsche Wohnen AG .............................          7,200    $    460,667
                                                                   ------------
SPECIALTY CHEMICALS -- 1.3%
L'Air Liquide S.A ..............................          4,652    $  1,104,492
L'Air Liquide S.A., Bearer Shares (l) ..........          3,300         783,496
                                                                   ------------
                                                                   $  1,887,988
                                                                   ------------
SPECIALTY STORES -- 1.6%
KappAhl Holding AB .............................         56,900    $    596,271
NEXT PLC .......................................         19,560         689,584
Praktiker Bau-und Heimwerkermarkte
  Holding AG ...................................         29,520       1,054,621
                                                                   ------------
                                                                   $  2,340,476
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 3.3%
KDDI Corp. .....................................            284    $  1,925,222
Mobilcom AG (a)(l) .............................         18,930         552,122
SmarTone Telecommunications
  Holdings Ltd. ................................        372,000         385,475
Vodafone Group PLC .............................        731,010       2,025,934
                                                                   ------------
                                                                   $  4,888,753
                                                                   ------------
TELEPHONE SERVICES -- 4.5%
France Telecom S.A .............................         70,630    $  1,952,833
Royal KPN N.V ..................................         54,780         778,627
Singapore Telecommunications Ltd. ..............        599,000       1,280,949
Telekom Austria AG .............................         60,400       1,618,172
Telenor A.S.A ..................................         57,750       1,086,319
                                                                   ------------
                                                                   $  6,716,900
                                                                   ------------
TOBACCO -- 1.8%
British American Tobacco PLC ...................         55,040    $  1,540,480
Swedish Match AB ...............................         59,560       1,113,458
                                                                   ------------
                                                                   $  2,653,938
                                                                   ------------
TRUCKING -- 1.9%
TNT N.V ........................................         66,710    $  2,868,361
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 4.1%
E.ON AG ........................................         18,430    $  2,501,134
Hera S.p.A .....................................        122,270         531,378
Scottish Power PLC .............................         52,729         772,497
SUEZ S.A. (l) ..................................         20,225       1,047,125
United Utilities PLC ...........................         85,200       1,301,607
                                                                   ------------
                                                                   $  6,153,741
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $113,940,007) ..........                   $143,281,632
                                                                   ------------

PREFERRED STOCKS -- 2.0%
CONSUMER GOODS & SERVICES -- 2.0%
Henkel KGaA, IPS (l)
  (Identified Cost, $2,073,350) ................         20,310    $  2,988,125
                                                                   ------------

SHORT-TERM OBLIGATIONS -- 1.1%
General Electric Capital Corp.,
  5.29%, due 1/02/07, at Amortized
  Cost and Value (y) ...........................    $ 1,561,000    $  1,560,771
                                                                   ------------

COLLATERAL FOR SECURITIES LOANED -- 14.4%
Navigator Securities Lending
  Prime Portfolio, at Cost and
  Net Asset Value ..............................     21,516,173    $ 21,516,173
                                                                   ------------
    Total Investments
      (Identified Cost, $139,090,301) (k) ......                   $169,346,701
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- (13.7)% ..................                    (20,365,241)
                                                                   ------------
    Net Assets -- 100.0% .......................                   $148,981,460
                                                                   ============

           See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006
MONEY MARKET SERIES
CERTIFICATES OF DEPOSIT -- 11.9%

ISSUER                                               SHARES/PAR      VALUE ($)

OTHER BANKS & DIVERSIFIED FINANCIALS -- 8.0%
Barclays Bank PLC, NY,
  5.31%, due 03/13/2007 ........................    $15,800,000    $ 15,800,000
Barclays Bank PLC, NY,
  5.31%, due 01/22/2007 ........................      1,605,000       1,605,000
Credit Suisse, NY,
  5.31%, due 02/28/2007 ........................     17,814,000      17,814,000
UBS AG, Stamford CT Branch,
  5.355%, due 03/06/2007 .......................     18,016,000      18,016,000
    Total Certificates of Deposit,
      at Amortized Cost and Value ..............                   $ 53,235,000
                                                                   ------------
COMMERCIAL PAPER(y) -- 85.8%
ASSET BACKED & SECURITIZED -- 2.2%
Yorktown Capital LLC,
  5.26%, due 1/04/07 (t) .......................    $ 4,822,000    $  4,819,880
Yorktown Capital LLC,
  5.29%, due 2/26/07 (t) .......................      5,000,000       4,958,856
                                                                   ------------
                                                                   $  9,778,736
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 4.0%
Morgan Stanley, Inc.,
  5.25%, due 2/21/07 ...........................    $18,100,000    $ 17,965,381
                                                                   ------------
FINANCIAL INSTITUTIONS -- 64.2%
Barton Capital LLC,
  5.27%, due 1/09/07 - 1/11/07 (t) .............    $ 8,351,000    $  8,339,938
Barton Capital LLC,
  5.26%, due 1/10/07 (t) .......................      9,771,000       9,758,151
Bryant Park Funding LLC,
  5.26%, due 1/05/07 (t) .......................      2,000,000       1,998,831
Bryant Park Funding LLC,
  5.27%, due 1/12/07 - 2/12/07 (t) .............      8,402,000       8,363,262
Bryant Park Funding LLC,
  5.25%, due 1/18/07 (t) .......................      5,832,000       5,817,542
CAFCO LLC,
  5.25%, due 2/02/07 - 2/06/07 (t) .............     15,903,000      15,823,944
CRC Funding LLC,
  5.27%, due 1/04/07 (t) .......................      1,000,000         999,561
CRC Funding LLC,
  5.25%, due 2/13/07 (t) .......................      2,026,000       2,013,295
Cargill, Inc.,
  5.28%, due 2/28/07 (t) .......................     10,000,000       9,914,933
Ciesco LLC,
  5.26%, due 1/04/07 - 2/09/07 (t) .............      7,011,000       6,981,127
Ciesco LLC,
  5.27%, due 1/11/07 (t) .......................      3,882,000       3,876,317
Ciesco LLC,
  5.27%, due 1/18/07 (t) .......................      7,100,000       7,082,331
Citibank Credit Card Issuance Trust,
  5.27%, due 1/12/07 (t) .......................     18,092,000      18,062,867
Fairway Finance Corp.,
  5.245%, due 1/11/07 (t) ......................        257,000         256,626
Fairway Finance Corp.,
  5.265%, due 1/12/07 (t) ......................      7,629,000       7,616,727
Falcon Asset Securitization Co. LLC,
  5.25%, due 2/14/07 (t) .......................     12,990,000      12,906,648
Govco, Inc.,
  5.25%, due 1/18/07 - 2/20/07 (t) .............     13,737,000      13,679,844
Govco, Inc.,
  5.24%, due 3/07/07 (t) .......................      2,232,000       2,210,883
Jupiter Securitization Co. LLC,
  5.25%, due 1/25/07 - 2/01/07 (t) .............     18,031,000      17,963,233
Kitty Hawk Funding Corp.,
  5.25%, due 3/30/07 (t) .......................     17,920,000      17,690,027
Old Line Funding LLC,
  5.33%, due 1/02/07 (t) .......................      1,157,000       1,156,829
Old Line Funding LLC,
  5.27%, due 1/03/07 (t) .......................      3,194,000       3,193,065
Old Line Funding LLC,
  5.26%, due 1/04/07 - 1/12/07 (t) .............     13,394,000      13,380,077
Ranger Funding Co. LLC,
  5.26%, due 1/04/07 (t) .......................     10,564,000      10,559,369
Ranger Funding Co. LLC,
  5.25%, due 3/12/07 (t) .......................      7,480,000       7,403,642
Regency Markets, No. 1 LLC,
  5.28%, due 1/08/07 (t) .......................      8,711,000       8,702,057
Regency Markets, No. 1 LLC,
  5.26%, due 3/20/07 (t) .......................      9,206,000       9,101,082
Scaldis Capital LLC,
  5.25%, due 1/16/07 (t) .......................     12,935,000      12,906,705
Sheffield Receivables Corp.,
  5.26%, due 1/24/07 (t) .......................      5,000,000       4,983,197
Swedbank, 5.23%,
  due 1/08/07 ..................................     18,065,000      18,046,629
Thunder Bay Funding LLC,
  5.25%, due 1/10/07 - 1/16/07 (t) .............      9,880,000       9,862,136
Thunder Bay Funding LLC,
  5.27%, due 1/12/07 (t) .......................      2,855,000       2,850,403
Windmill Funding Corp.,
  5.26%, due 1/04/07 - 2/02/07 (t) .............     12,991,000      12,961,560
                                                                   ------------
                                                                   $286,462,838
                                                                   ------------
MAJOR BANKS -- 7.0%
HBOS Treasury Services PLC,
  5.245%, due 1/16/07 - 3/14/07 ................    $10,748,000    $ 10,699,183
HBOS Treasury Services PLC,
  5.27%, due 1/26/07 ...........................      1,920,000       1,912,973
HBOS Treasury Services PLC,
  5.26%, due 1/30/07 ...........................      1,844,000       1,836,187
Societe Generale North America,
  5.23%, due 3/29/07 ...........................     17,173,000      16,955,948
                                                                   ------------
                                                                   $ 31,404,291
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 8.4%
Citigroup Funding, Inc.,
  5.245%, due 1/16/07 ..........................    $18,150,000    $ 18,110,335
Depfa Bank PLC,
  5.3%, due 2/26/07 (t) ........................        350,000         347,114
Depfa Bank PLC,
  4.98%, due 12/21/07 (t) ......................      6,000,000       5,706,180
ING America Insurance Holdings, Inc.,
  5.26%, due 3/14/07 ...........................        590,000         583,793
Svenska Handelsbanken, Inc.,
  5.23%, due 2/28/07 ...........................     13,000,000      12,890,461
                                                                   ------------
                                                                   $ 37,637,883
                                                                   ------------
    Total Commercial Paper,
      at Amortized Cost and Value ..............                   $383,249,129
                                                                   ------------
REPURCHASE AGREEMENTS -- 1.8%

Merrill Lynch, 5.32%, dated 12/29/06, due
  1/02/07, total to be received $7,957,701
  (secured by various U.S. Treasury and
  Federal Agency obligations and Mortgage
  Backed securities in a jointly traded
  account), at Cost ............................    $ 7,953,000    $  7,953,000
                                                                   ------------
    Total Investments,
      at Amortized Cost and Value ..............                   $444,437,129
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- 0.5% .....................                      2,132,828
                                                                   ------------
    Net Assets -- 100.0% .......................                   $446,569,957
                                                                   ============

           See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006
STRATEGIC INCOME SERIES
BONDS -- 95.1%

ISSUER                                               SHARES/PAR      VALUE ($)

AEROSPACE -- 0.3%
Bombardier, Inc., 8%, 2014 (n) .................    $    75,000    $     76,875
DRS Technologies, Inc., 7.625%, 2018 ...........        165,000         169,950
                                                                   ------------
                                                                   $    246,825
                                                                   ------------
AIRLINES -- 0.2%
Continental Airlines, Inc., 7.566%, 2020 .......    $   168,565    $    170,251
                                                                   ------------
APPAREL MANUFACTURERS -- 0.2%
Levi Strauss & Co., 12.25%, 2012 ...............    $   105,000    $    116,813
                                                                   ------------
ASSET BACKED & SECURITIZED -- 6.7%
Anthracite Ltd., CDO, 6%, 2037 (z) .............    $   200,000    $    183,000
ARCap REIT, Inc., "H", 6.1%, 2045 (n) ..........        200,000         178,683
Asset Securitization Corp., FRN,
  7.8671%, 2029 ................................        215,000         233,379
Asset Securitization Corp., FRN,
  8.3571%, 2029 (z) ............................        185,000         200,093
Bayview Financial Revolving Mortgage Loan
  Trust, FRN, 6.15%, 2040 (z) ..................        250,000         250,335
Chase Commercial Mortgage Securities Corp.,
  6.6%, 2029 ...................................        360,000         368,392
Countrywide Asset-Backed Certificates, FRN,
  4.575%, 2035 .................................         31,202          30,959
Crest Ltd., 7%, 2040 (n) .......................        270,000         269,568
Deutsche Mortgage & Asset Receiving Corp.,
  7.5%, 2031 ...................................        250,000         276,941
DLJ Commercial Mortgage Corp.,
  6.04%, 2031 ..................................        265,000         268,992
Falcon Franchise Loan LLC,
  6.5%, 2014 (z) ...............................        250,000         218,330
Falcon Franchise Loan LLC, FRN,
  2.7292%, 2023 (i)(n) .........................        717,624          78,508
Falcon Franchise Loan LLC, FRN,
  3.8676%, 2025 (i)(z) .........................        759,486         117,318
First Union-Lehman Brothers Bank of America,
  FRN, 0.5025%, 2035 (i) .......................      7,812,833         124,305
First Union-Lehman Brothers Commercial
  Mortgage Trust, 7%, 2029 (n) .................        150,000         161,954
GMAC Commercial Mortgage Securities, Inc.,
  6.02%, 2033 ..................................        350,000         356,541
Morgan Stanley Capital I, Inc.,
  7.18%, 2030 ..................................        180,000         182,928
Morgan Stanley Capital I, Inc., FRN,
  1.3439%, 2039 (i)(n) .........................      2,662,489         159,600
Preferred Term Securities IV Ltd., CDO, FRN,
  7.6106%, 2031 (z) ............................        125,091         125,716
Prudential Securities Secured Financing
  Corp., FRN, 7.379%, 2013 (z) .................        411,000         435,568
Salomon Brothers Mortgage Securities, Inc.,
  FRN, 7.0801%, 2032 (z) .......................        530,129         579,758
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.3161%, 2044 ...........................        312,000         311,753
                                                                   ------------
                                                                   $  5,112,621
                                                                   ------------
AUTOMOTIVE -- 2.0%
Cooper-Standard Automotive, Inc.,
  8.375%, 2014 .................................    $   105,000    $     82,688
Ford Motor Credit Co., 5.8%, 2009 ..............        556,000         545,905
Ford Motor Credit Co., 9.75%, 2010 (n) .........        195,000         207,443
Ford Motor Credit Co., 7%, 2013 ................        105,000         100,273
Ford Motor Credit Co., FRN,
  8.11%, 2012 ..................................        100,000          99,092
General Motors Corp., 8.375%, 2033 .............        315,000         291,375
Goodyear Tire & Rubber Co., 9%, 2015 ...........        150,000         157,125
Johnson Controls, Inc., 5.25%, 2011 ............         60,000          59,527
                                                                   ------------
                                                                   $  1,543,428
                                                                   ------------
BROADCASTING -- 2.3%
Allbritton Communications Co.,
  7.75%, 2012 ..................................    $   245,000    $    247,450
Barrington Broadcasting Group,
  10.5%, 2014 (n) ..............................         85,000          86,275
Clear Channel Communications,
  5.5%, 2014 ...................................        150,000         126,534
EchoStar DBS Corp., 6.375%, 2011 ...............         75,000          74,531
Hughes Network Systems LLC,
  9.5%, 2014 ...................................         75,000          78,281
Intelsat Ltd., 9.25%, 2016 (n) .................         85,000          91,375
Intelsat Ltd., 11.25%, 2016 (n) ................        195,000         214,013
Intelsat Subsidiary Holding Co. Ltd.,
  8.625%, 2015 .................................        230,000         239,200
ION Media Networks, Inc., FRN,
  11.6238%, 2013 (n) ...........................        225,000         227,813
Liberty Media Corp., 5.7%, 2013 ................        131,000         123,420
News America, Inc., 6.4%, 2035 .................        220,000         218,555
                                                                   ------------
                                                                   $  1,727,447
                                                                   ------------
BUILDING -- 1.9%
American Standard Cos., Inc.,
  7.625%, 2010 .................................    $   225,000    $    235,811
C10 Capital SPV Ltd., 0% to 2016,
  6.722% to 2049 (z) ...........................        104,000         103,684
Goodman Global Holdings, Inc.,
  7.875%, 2012 .................................         90,000          88,425
Hanson PLC, 6.125%, 2016 .......................         90,000          91,608
Lafarge S.A., 6.15%, 2011 ......................        330,000         337,772
Masonite Corp., 11%, 2015 (z) ..................         95,000          87,875
Nortek Holdings, Inc., 8.5%, 2014 ..............        165,000         161,700
Nortek Holdings, Inc., 0% to 2009,
  10.75% to 2014 ...............................        195,000         136,500
Owens Corning, Inc., 6.5%, 2016 (n) ............        170,000         172,692
                                                                   ------------
                                                                   $  1,416,067
                                                                   ------------
BUSINESS SERVICES -- 1.1%
Iron Mountain, Inc., 8.625%, 2013 ..............    $   120,000    $    123,900
Iron Mountain, Inc., 7.75%, 2015 ...............         95,000          96,900
Nortel Networks Ltd., 10.75%, 2016 (n) .........         95,000         103,906
SunGard Data Systems, Inc.,
  10.25%, 2015 .................................        210,000         224,175
Xerox Corp., 7.625%, 2013 ......................        275,000         288,750
                                                                   ------------
                                                                   $    837,631
                                                                   ------------
CABLE TV -- 2.1%
CCH I Holdings LLC, 11%, 2015 ..................    $   275,000    $    282,219
CCH II Holdings LLC, 10.25%, 2010 ..............        155,000         162,169
CCO Holdings LLC, 8.75%, 2013 ..................         60,000          62,325
CSC Holdings, Inc., 8.125%, 2009 ...............        353,000         365,796
Grupo Televisa S.A., 8.5%, 2032 ................        141,000         175,389
Mediacom LLC, 9.5%, 2013 .......................        105,000         108,150
Rogers Cable, Inc., 5.5%, 2014 .................        164,000         156,815
TCI Communications, Inc., 9.8%, 2012 ...........        245,000         288,903
                                                                   ------------
                                                                   $  1,601,766
                                                                   ------------
CHEMICALS -- 2.0%
BCP Crystal Holdings Corp.,
  9.625%, 2014 .................................    $   140,000    $    154,700
Crystal U.S. Holdings LLC, "B",
  0% to 2009, 10.5% to 2014 ....................        210,000         180,600
Equistar Chemicals LP, 10.625%, 2011 ...........        190,000         202,350
Innophos, Inc., 8.875%, 2014 ...................         95,000          96,425
Lyondell Chemical Co., 11.125%, 2012 ...........        140,000         150,500
Momentive Performance Materials, Inc.,
  11.5%, 2016 (n) ..............................        175,000         171,500
Mosaic Co., 7.625%, 2016 (n) ...................        140,000         145,075
Nalco Co., 8.875%, 2013 ........................         70,000          74,113
Nalco Finance Holdings, Inc, 0% to 2009, 9%
  to 2014 ......................................        115,000          93,150
Yara International A.S.A.,
  5.25%, 2014 (n) ..............................        310,000         296,446
                                                                   ------------
                                                                   $  1,564,859
                                                                   ------------
CONGLOMERATES -- 0.1%
Esco Corp., 8.625%, 2013 (z) ...................    $    40,000    $     41,100
                                                                   ------------
CONSTRUCTION -- 0.7%
Lennar Corp., 5.125%, 2010 .....................    $   270,000    $    263,892
Pulte Homes, Inc., 5.25%, 2014 .................        283,000         270,756
                                                                   ------------
                                                                   $    534,648
                                                                   ------------
CONSUMER GOODS & SERVICES -- 1.5%
Fortune Brands, Inc., 5.125%, 2011 .............    $   244,000    $    239,435
Jarden Corp., 9.75%, 2012 ......................         65,000          68,738
Service Corp. International, 7%, 2017 ..........         70,000          70,875
Service Corp. International, 7.625%, 2018 ......        175,000         185,500
Spectrum Brands, Inc., 7.375%, 2015 ............         40,000          34,600
Visant Holding Corp., 8.75%, 2013 ..............        130,000         133,900
Western Union Co., 5.4%, 2011 (n) ..............        440,000         433,873
                                                                   ------------
                                                                   $  1,166,921
                                                                   ------------
CONTAINERS -- 1.1%
Berry Plastics Holding Corp.,
  8.875%, 2014 (n) .............................    $   135,000    $    137,025
Crown Americas LLC, 7.75%, 2015 ................        145,000         150,438
Graham Packaging Co. LP,
  9.875%, 2014 .................................        120,000         121,200
Owens-Brockway Glass Container, Inc.,
  8.875%, 2009 .................................         97,000          99,183
Owens-Brockway Glass Container, Inc.,
  8.25%, 2013 ..................................        360,000         372,150
                                                                   ------------
                                                                   $    879,996
                                                                   ------------
DEFENSE ELECTRONICS -- 0.9%
BAE Systems Holdings, Inc.,
  5.2%, 2015 (n) ...............................    $   312,000    $    297,192
L-3 Communications Holdings, Inc.,
  6.125%, 2014 .................................        385,000         376,338
                                                                   ------------
                                                                   $    673,530
                                                                   ------------
ELECTRONICS -- 0.3%
NXP B.V./NXP Funding LLC,
  7.875%, 2014 (n) .............................    $    55,000    $     56,856
Sensata Technologies B.V.,
  8.25%, 2014 (n) ..............................        195,000         187,200
                                                                   ------------
                                                                   $    244,056
                                                                   ------------
EMERGING MARKET QUASI-SOVEREIGN -- 2.3%
Gaz Capital S.A., 8.625%, 2034 .................    $   344,000    $    443,760
Gazprom OAO, 9.625%, 2013 ......................        250,000         299,375
Gazprom OAO, 8.625%, 2034 (n) ..................        221,000         283,985
Pemex Project Funding Master Trust,
  8.625%, 2022 .................................        328,000         405,408
Petronas Capital Ltd., 7.875%, 2022 (n) ........        236,000         290,435
                                                                   ------------
                                                                   $  1,722,963
                                                                   ------------
EMERGING MARKET SOVEREIGN -- 4.8%
Arab Republic of Egypt, 8.75%, 2011 ............    $    79,000    $     89,270
Federative Republic of Brazil, 8%, 2018 ........         32,000          35,584
Federative Republic of Brazil,
  7.125%, 2037 .................................        241,000         258,955
Federative Republic of Brazil, 11%, 2040 .......        177,000         234,525
Republic of Argentina,
  FRN, 5.589%, 2012 ............................        441,750         416,755
Republic of Bulgaria, 8.25%, 2015 ..............        204,000         241,516
Republic of Colombia, FRN,
  7.175%, 2015 .................................        161,000         166,635
Republic of El Salvador, 7.65%, 2035 ...........        114,000         129,390
Republic of Indonesia, 6.875%, 2017 (n) ........        100,000         106,250
Republic of Korea, 5.625%, 2025 ................        259,000         259,276
Republic of Panama, 9.375%, 2029 ...............        327,000         436,545
Republic of Philippines, 9.375%, 2017 ..........         66,000          81,345
Republic of South Africa, 9.125%, 2009 .........         75,000          81,000
Republic of Venezuela, 7%, 2018 ................        233,000         240,573
Republic of Venezuela, 7.65%, 2025 .............        252,000         274,680
United Mexican States, 6.375%, 2013 ............        124,000         130,386
United Mexican States, 8.125%, 2019 ............        420,000         510,300
                                                                   ------------
                                                                   $  3,692,985
                                                                   ------------
ENERGY -- INDEPENDENT -- 1.8%
Anadarko Petroleum Corp., 5.95%, 2016 ..........    $   180,000    $    180,377
Chesapeake Energy Corp., 6.375%, 2015 ..........        420,000         415,800
Hilcorp Energy I, 9%, 2016 (n) .................         80,000          84,600
Newfield Exploration Co., 6.625%, 2014 .........        220,000         220,000
Quicksilver Resources, Inc.,
  7.125%, 2016 .................................        130,000         127,075
Ras Laffan Liquefied Natural Gas Co. Ltd.,
  5.832%, 2016 (n) .............................        250,000         250,735
Whiting Petroleum Corp., 7%, 2014 ..............         90,000          89,775
                                                                   ------------
                                                                   $  1,368,362
                                                                   ------------
ENERGY -- INTEGRATED -- 0.3%
TNK-BP Finance S.A., 7.5%, 2016 (n) ............    $   213,000    $    226,579
                                                                   ------------
ENTERTAINMENT -- 0.9%
AMC Entertainment, Inc., 9.5%, 2011 ............    $   223,000    $    223,836
AMC Entertainment, Inc., 11%, 2016 .............         80,000          89,800
Six Flags, Inc., 9.75%, 2013 ...................        136,000         127,670
Time Warner, Inc., 6.5%, 2036 ..................         20,000          19,907
Turner Broadcasting System, Inc.,
  8.375%, 2013 .................................        185,000         208,033
                                                                   ------------
                                                                   $    669,246
                                                                   ------------
FINANCIAL INSTITUTIONS -- 2.3%
Allied Capital Corp., 6.625%, 2011 .............    $   330,000    $    335,571
Countrywide Financial Corp.,
  6.25%, 2016 ..................................        270,000         275,193
General Motors Acceptance Corp.,
  5.85%, 2009 ..................................        295,000         293,882
General Motors Acceptance Corp.,
  6.875%, 2011 .................................         55,000          56,413
General Motors Acceptance Corp.,
  6.75%, 2014 ..................................        413,000         424,206
ORIX Corp., 5.48%, 2011 ........................        380,000         379,267
                                                                   ------------
                                                                   $  1,764,532
                                                                   ------------
FOOD & BEVERAGES -- 1.4%
Diageo Capital PLC, 5.5%, 2016 .................    $   430,000    $    424,538
Dole Foods Co., Inc., 8.875%, 2011 .............        145,000         142,825
Michael Foods, Inc., 8%, 2013 ..................        195,000         202,313
Miller Brewing Co., 5.5%, 2013 (n) .............        330,000         326,337
                                                                   ------------
                                                                   $  1,096,013
                                                                   ------------
FOREST & PAPER PRODUCTS -- 1.5%
Buckeye Technologies, Inc., 8%, 2010 ...........    $    30,000    $     30,000
Buckeye Technologies, Inc., 8.5%, 2013 .........        255,000         269,025
Jefferson Smurfit Corp., 8.25%, 2012 ...........         79,000          77,025
JSG Funding PLC, 7.75%, 2015 ................... EUR    130,000         173,283
MDP Acquisitions PLC, 9.625%, 2012 .............        195,000         206,700
Millar Western Forest Products Ltd.,
  7.75%, 2013 ..................................        110,000          98,725
Stora Enso Oyj, 6.404%, 2016 (n) ...............        160,000         164,095
Verso Paper Holdings LLC,
  9.125%, 2014 (n) .............................         65,000          67,763
Verso Paper Holdings LLC,
  11.375%, 2016 (n) ............................         80,000          84,000
                                                                   ------------
                                                                   $  1,170,616
                                                                   ------------
GAMING & LODGING -- 2.8%
Harrah's Entertainment, Inc.,
  5.75%, 2017 ..................................    $   335,000    $    280,665
Harrah's Operating Co., Inc.,
  5.375%, 2013 .................................        270,000         237,631
Majestic Star Casino LLC, 9.75%, 2011 ..........         80,000          79,200
MGM Mirage, Inc., 8.375%, 2011 .................        435,000         451,313
MGM Mirage, Inc., 6.75%, 2013 ..................         90,000          87,975
MGM Mirage, Inc., 6.875%, 2016 .................         85,000          81,600
Pokagon Gaming Authority,
  10.375%, 2014 (n) ............................         65,000          71,175
Scientific Games Corp., 6.25%, 2012 ............        185,000         180,838
Station Casinos, Inc., 6.5%, 2014 ..............        320,000         284,400
Trump Entertainment Resorts Holdings, Inc.,
  8.5%, 2015 ...................................         90,000          89,550
Wimar Opco LLC, 9.625%, 2014 (z) ...............         75,000          74,250
Wyndham Worldwide Corp., 6%, 2016 (n) ..........         90,000          88,417
Wynn Las Vegas LLC, 6.625%, 2014 ...............        110,000         109,313
                                                                   ------------
                                                                   $  2,116,327
                                                                   ------------
INDUSTRIAL -- 1.2%
Amsted Industries, Inc., 10.25%, 2011 (z) ......    $   280,000    $    299,600
Blount, Inc., 8.875%, 2012 .....................         85,000          86,700
Education Management LLC,
  8.75%, 2014 (n) ..............................         55,000          56,925
Education Management LLC,
  10.25%, 2016 (n) .............................         35,000          37,013
JohnsonDiversey Holdings, Inc., "B", 9.625%,
  2012 .........................................        150,000         157,123
JohnsonDiversey Holdings, Inc.,
  0% to 2007, 10.67% to 2013 ...................         77,000          74,305
RBS Global & Rexnord Corp.,
  9.5%, 2014 (n) ...............................         55,000          57,200
Steelcase, Inc., 6.5%, 2011 ....................        146,000         148,302
                                                                   ------------
                                                                   $    917,168
                                                                   ------------
INSURANCE -- 1.1%
Allianz AG, 5.5% to 2014, FRN to 2049 .......... EUR    248,000    $    339,345
ING Groep N.V., 5.775% to 2015,
  FRN to 2049 ..................................    $   520,000         514,552
                                                                   ------------
                                                                   $    853,897
                                                                   ------------
INSURANCE -- PROPERTY & CASUALTY -- 0.5%
AXIS Capital Holdings Ltd., 5.75%, 2014 ........    $   375,000    $    372,677
                                                                   ------------
INTERNATIONAL MARKET QUASI-SOVEREIGN -- 3.5%
Canada Housing Trust, 4.6%, 2011 ............... CAD    644,000    $    564,380
Development Bank of Japan, 1.4%, 2012 .......... JPY 43,000,000         363,335
Development Bank of Japan,
  1.05%, 2023 .................................. JPY 59,000,000         425,791
Japan Finance Corp. for Municipal
  Enterprises, 1.55%, 2012 ..................... JPY 22,000,000         186,942
Japan Finance Corp. for Municipal
  Enterprises, 2%, 2016 ........................ JPY 80,000,000         693,430
KfW Bankengruppe, FRN, 3.528%, 2007 ............ EUR    342,000         451,166
                                                                   ------------
                                                                   $  2,685,044
                                                                   ------------
INTERNATIONAL MARKET SOVEREIGN -- 9.6%
Commonwealth of Australia, 6.5%, 2013 .......... AUD     87,000    $     70,591
Commonwealth of Australia, 6%, 2017 ............ AUD     86,000          68,507
Federal Republic of Germany,
  5.25%, 2010 .................................. EUR    303,000         416,839
Federal Republic of Germany,
  3.75%, 2015 .................................. EUR    224,000         291,485
Federal Republic of Germany,
  6.25%, 2030 .................................. EUR    315,000         545,551
Government of Canada, 5.5%, 2009 ............... CAD    242,000         214,933
Government of Canada, 4.5%, 2015 ............... CAD    408,000         360,549
Government of Canada, 8%, 2023 ................. CAD     90,000         112,182
Government of Canada, 5.75%, 2033 .............. CAD     22,000          23,738
Kingdom of Denmark, 4%, 2015 ................... DKK    648,000         115,363
Kingdom of Netherlands, 3.75%, 2009 ............ EUR    619,000         813,954
Kingdom of Netherlands, 3.75%, 2014 ............ EUR     68,000          88,560
Kingdom of Spain, 5.35%, 2011 .................. EUR    454,000         634,877
Republic of Austria, 4.65%, 2018 ............... EUR    568,000         791,507
Republic of France, 4.75%, 2012 ................ EUR     98,000         134,587
Republic of France, 5%, 2016 ................... EUR    340,000         484,505
Republic of France, 6%, 2025 ................... EUR     83,000         136,602
Republic of France, 4.75%, 2035 ................ EUR    349,000         507,974
Republic of Ireland, 3.25%, 2009 ............... EUR    262,000         340,934
Republic of Ireland, 4.6%, 2016 ................ EUR    344,000         475,731
United Kingdom Treasury, 5.75%, 2009 ........... GBP    132,000         262,775
United Kingdom Treasury, 8%, 2015 .............. GBP    101,000         243,635
United Kingdom Treasury, 8%, 2021 .............. GBP     35,000          92,407
United Kingdom Treasury, 4.25%, 2036 ........... GBP     70,000         138,116
                                                                   ------------
                                                                   $  7,365,902
                                                                   ------------
MACHINERY & TOOLS -- 0.7%
Case New Holland, Inc., 9.25%, 2011 ............    $   155,000    $    164,106
Case New Holland, Inc., 7.125%, 2014 ...........        145,000         147,175
Manitowoc Co., Inc., 10.5%, 2012 ...............        120,000         128,850
Terex Corp., 7.375%, 2014 ......................        105,000         106,575
                                                                   ------------
                                                                   $    546,706
                                                                   ------------
MAJOR BANKS -- 1.5%
BNP Paribas, 5.186% to 2015,
  FRN to 2049 (n) ..............................    $   232,000    $    222,738
Royal Bank of Scotland Group PLC, 9.118%,
  2049 .........................................        207,000         229,322
UniCredito Italiano Capital Trust II,
  9.2% to 2010, FRN to 2049 (n) ................        290,000         325,412
Wachovia Capital Trust III, 5.8% to 2011,
  FRN to 2044 ..................................        360,000         362,972
                                                                   ------------
                                                                   $  1,140,444
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 3.2%
Cardinal Health, Inc., 5.85%, 2017 .............    $   289,000    $    287,376
CDRV Investors, Inc., 0% to 2010,
  9.625% to 2015 ...............................        185,000         143,375
DaVita, Inc., 6.625%, 2013 .....................         65,000          65,163
DaVita, Inc., 7.25%, 2015 ......................        205,000         209,100
HCA, Inc., 6.375%, 2015 ........................        345,000         292,388
HCA, Inc., 9.25%, 2016 (n) .....................        380,000         407,075
HealthSouth Corp., 10.75%, 2016 (n) ............        180,000         193,725
Omnicare, Inc., 6.875%, 2015 ...................        195,000         192,563
Owens & Minor, Inc., 6.35%, 2016 ...............        170,000         170,688
Psychiatric Solutions, Inc., 7.75%, 2015 .......         80,000          79,800
Tenet Healthcare Corp., 9.25%, 2015 ............         90,000          90,000
U.S. Oncology, Inc., 10.75%, 2014 ..............        120,000         132,600
Vanguard Health Holding II, 9%, 2014 ...........        165,000         167,063
                                                                   ------------
                                                                   $  2,430,916
                                                                   ------------
METALS & MINING -- 1.8%
Aleris International, Inc., 10%, 2016 (z) ......    $    45,000    $     45,450
Arch Western Finance LLC, 6.75%, 2013 ..........        235,000         233,238
FMG Finance Ltd., 10.625%, 2016 (n) ............        170,000         182,325
Griffin Coal Mining Co., 9.5%, 2016 (z) ........         70,000          72,100
Massey Energy Co., 6.875%, 2013 ................        145,000         136,300
Peabody Energy Corp., 7.375%, 2016 .............         40,000          42,600
Peabody Energy Corp., "B",
  6.875%, 2013 .................................        210,000         215,250
PNA Group, Inc., 10.75%, 2016 (n) ..............         75,000          77,531
U.S. Steel Corp., 9.75%, 2010 ..................        130,000         138,288
Vale Overseas Ltd., 6.25%, 2017 ................        210,000         210,955
                                                                   ------------
                                                                   $  1,354,037
                                                                   ------------
MORTGAGE BACKED -- 4.7%
Fannie Mae, 5.5%, 2019 - 2035 ..................    $ 2,388,358    $  2,372,062
Fannie Mae, 6.5%, 2032 .........................        289,994         296,641
Fannie Mae, 6%, 2034 ...........................        919,180         926,930
                                                                   ------------
                                                                   $  3,595,633
                                                                   ------------
NATURAL GAS -- DISTRIBUTION -- 0.1%
AmeriGas Partners LP, 7.125%, 2016 .............    $    90,000    $     90,000
                                                                   ------------
NATURAL GAS -- PIPELINE -- 2.6%
Atlas Pipeline Partners, 8.125%, 2015 ..........    $    90,000    $     92,475
CenterPoint Energy Resources Corp., 7.875%,
  2013 .........................................        448,000         497,061
El Paso Energy Corp., 7%, 2011 .................        140,000         145,250
El Paso Energy Corp., 7.75%, 2013 ..............        200,000         209,250
El Paso Performance-Linked Trust,
  7.75%, 2011 (n) ..............................        280,000         296,100
Kinder Morgan Finance, 5.35%, 2011 .............        362,000         353,065
Williams Cos., Inc., 7.125%, 2011 ..............        280,000         291,200
Williams Partners LP, 7.25%, 2017 (z) ..........         65,000          66,300
                                                                   ------------
                                                                   $  1,950,701
                                                                   ------------
NETWORK & TELECOM -- 2.6%
Cincinnati Bell, Inc., 8.375%, 2014 ............    $   120,000    $    123,300
Citizens Communications Co.,
  9.25%, 2011 ..................................        397,000         439,181
Citizens Communications Co., 9%, 2031 ..........        155,000         168,175
Deutsche Telekom International Finance B.V.,
  8%, 2010 .....................................        137,000         148,348
Hawaiian Telecom Communications, Inc.,
  9.75%, 2013 ..................................        100,000         100,250
Nordic Telephone Co. Holdings,
  8.875%, 2016 (n) .............................        115,000         123,050
Qwest Corp., 8.875%, 2012 ......................        105,000         116,944
Qwest Corp., 7.5%, 2014 ........................        140,000         148,400
Telecom Italia Capital, 4.875%, 2010 ...........         60,000          58,439
Telefonica Europe B.V., 7.75%, 2010 ............        260,000         279,251
Time Warner Telecom Holdings, Inc., 9.25%,
  2014 .........................................        130,000         138,938
Windstream Corp., 8.625%, 2016 (n) .............        105,000         114,975
                                                                   ------------
                                                                   $  1,959,251
                                                                   ------------
OIL SERVICES -- 0.5%
Basic Energy Services, Inc.,
  7.125%, 2016 .................................    $   140,000    $    137,900
Halliburton Co., 5.5%, 2010 ....................        280,000         279,502
                                                                   ------------
                                                                   $    417,402
                                                                   ------------
OILS -- 0.4%
Premcor Refining Group, Inc.,
  7.5%, 2015 ...................................    $   310,000    $    324,190
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 3.7%
Alfa Diversified Payment Rights Finance Co.,
  FRN, 7.2531%, 2011 (z) .......................    $   250,000    $    249,375
Banco BMG S.A., 9.15%, 2016 (n) ................        148,000         149,998
Banco do Estado de Sao Paulo S.A.,
  8.7%, 2049 (n) ...............................        169,000         179,985
Banco Mercantil del Norte S.A.,
  5.875% to 2009, FRN to 2014 (n) ..............        248,000         249,736
Bosphorus Financial Services Ltd., FRN,
  7.1738%, 2012 (z) ............................        200,000         202,755
Chuo Mitsui Trust & Banking Co.,
  5.506% to 2015, FRN to 2049 (n) ..............        195,000         186,252
DFS Funding Corp., FRN,
  7.36%, 2010 (z) ..............................        261,000         264,263
Glitnir Banki HF, 6.693% to 2011,
  FRN to 2016 (n) ..............................        110,000         113,561
Kazkommerts International B.V.,
  10.125%, 2007 ................................        221,000         224,315
Kazkommerts International B.V.,
  8%, 2015 .....................................        165,000         171,600
Mizuho Capital Investment 1 Ltd.,
  6.686% to 2016, FRN to 2049 (n) ..............        160,000         161,427
Resona Bank Ltd., 5.85% to 2016,
  FRN to 2049 (n) ..............................        100,000          97,646
Russian Standard Finance S.A.,
  8.625%, 2011 (n) .............................        100,000          99,625
UBS Preferred Funding Trust V,
  6.243% to 2016, FRN to 2049 ..................        270,000         279,581
UFJ Finance Aruba AEC, 6.75%, 2013 .............        159,000         169,680
                                                                   ------------
                                                                   $  2,799,799
                                                                   ------------
PHARMACEUTICALS -- 0.1%
Teva Pharmaceutical Finance LLC,
  5.55%, 2016 ..................................    $    87,000    $     85,071
                                                                   ------------
PRECIOUS METALS & MINERALS -- 0.7%
Alrosa Finance S.A., 8.875%, 2014 ..............    $   432,000    $    499,608
                                                                   ------------
PRINTING & PUBLISHING -- 2.1%
American Media Operations, Inc.,
  10.25%, 2009 .................................    $    50,000    $     48,438
American Media Operations, Inc.,
  8.875%, 2011 .................................         60,000          54,750
Dex Media East LLC, 9.875%, 2009 ...............        245,000         256,638
Dex Media West LLC, 9.875%, 2013 ...............        283,000         308,470
Idearc, Inc., 8%, 2016 (n) .....................        570,000         578,550
MediaNews Group, Inc., 6.875%, 2013 ............        265,000         239,825
R.H. Donnelley Corp., 8.875%, 2016 .............        140,000         147,000
                                                                   ------------
                                                                   $  1,633,671
                                                                   ------------
REAL ESTATE -- 0.9%
EOP Operating LP, 4.65%, 2010 ..................    $   260,000    $    258,188
Simon Property Group LP, REIT,
  6.1%, 2016 ...................................        430,000         445,729
                                                                   ------------
                                                                   $    703,917
                                                                   ------------
RETAILERS -- 0.8%
Couche-Tard, Inc., 7.5%, 2013 ..................    $   180,000    $    184,050
Federated Retail Holdings, Inc.,
  5.9%, 2016 ...................................         60,000          59,907
Jean Coutu Group (PJC), Inc.,
  7.625%, 2012 .................................         70,000          73,675
Limited Brands, Inc., 5.25%, 2014 ..............        276,000         262,233
                                                                   ------------
                                                                   $    579,865
                                                                   ------------
SPECIALTY STORES -- 0.4%
GSC Holdings Corp., 8%, 2012 ...................    $   160,000    $    167,200
Michaels Stores, Inc., 11.375%, 2016 (n) .......        145,000         151,163
Payless ShoeSource, Inc., 8.25%, 2013 ..........         20,000          20,800
                                                                   ------------
                                                                   $    339,163
                                                                   ------------
SUPERMARKETS -- 0.4%
Safeway, Inc., 4.95%, 2010 .....................    $   112,000    $    109,885
Safeway, Inc., 6.5%, 2011 ......................        160,000         165,530
                                                                   ------------
                                                                   $    275,415
                                                                   ------------
SUPRANATIONAL -- 0.4%
Central American Bank, 4.875%, 2012 (n) ........    $   305,000    $    294,334
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 1.9%
Alamosa Holdings, Inc., 11%, 2010 ..............    $   184,000    $    198,828
Centennial Communications Corp.,
  10%, 2013 ....................................         30,000          31,913
Centennial Communications Corp., 10.125%,
  2013 .........................................        105,000         113,138
Nextel Communications, Inc.,
  5.95%, 2014 ..................................        380,000         370,050
OJSC Vimpel Communications,
  8.25%, 2016 ..................................        298,000         312,900
Rogers Wireless, Inc., 7.5%, 2015 ..............        240,000         260,400
Rural Cellular Corp., 9.875%, 2010 .............        160,000         170,200
                                                                   ------------
                                                                   $  1,457,429
                                                                   ------------
TOBACCO -- 0.4%
Reynolds American, Inc., 7.25%, 2012 ...........    $   266,000    $    277,305
                                                                   ------------
TRANSPORTATION -- SERVICES -- 0.3%
Hertz Corp., 8.875%, 2014 (n) ..................    $   135,000    $    141,413
Stena AB, 7%, 2016 .............................        110,000         104,500
                                                                   ------------
                                                                   $    245,913
                                                                   ------------
U.S. GOVERNMENT AGENCIES -- 2.4%
Small Business Administration,
  4.34%, 2024 ..................................    $   349,272    $    332,927
Small Business Administration,
  4.77%, 2024 ..................................        279,980         273,507
Small Business Administration,
  5.18%, 2024 ..................................        517,441         516,731
Small Business Administration,
  4.625%, 2025 .................................        203,858         196,870
Small Business Administration,
  4.86%, 2025 ..................................        364,527         357,215
Small Business Administration,
  5.11%, 2025 ..................................        184,144         182,753
                                                                   ------------
                                                                   $  1,860,003
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 1.3%
U.S. Treasury Bonds, 5.375%, 2031 ..............    $    96,000    $    102,833
U.S. Treasury Bonds, 4.5%, 2036 ................         32,000          30,430
U.S. Treasury Notes, 4.125%, 2015 (f) ..........        121,000         116,184
U.S. Treasury Notes, 4.5%, 2015 ................         90,000          88,615
U.S. Treasury Notes, TIPS, 0.875%, 2010 ........        183,249         173,728
U.S. Treasury Notes, TIPS, 3%, 2012 ............        220,022         226,425
U.S. Treasury Notes, TIPS, 1.625%, 2015 ........        232,547         218,884
                                                                   ------------
                                                                   $    957,099
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 3.8%
Beaver Valley Funding Corp., 9%, 2017 ..........    $   424,000    $    476,148
Edison Mission Energy, 7.75%, 2016 .............        165,000         174,900
Empresa Nacional de Electricidad S.A.,
  8.35%, 2013 ..................................         26,000          29,491
Enersis S.A., 7.375%, 2014 .....................        363,000         390,668
FirstEnergy Corp., 6.45%, 2011 .................        207,000         215,862
HQI Transelec Chile S.A., 7.875%, 2011 .........        290,000         307,810
Mirant North American LLC,
  7.375%, 2013 .................................        145,000         147,175
NRG Energy, Inc., 7.375%, 2016 .................        375,000         376,875
NRG Energy, Inc., 7.375%, 2017 .................         50,000          50,125
Progress Energy, Inc., 5.625%, 2016 ............         86,000          85,800
Reliant Resources, Inc., 9.25%, 2010 ...........        165,000         173,250
Spectra Energy Capital LLC, 8%, 2019 ...........        164,000         190,659
TXU Corp., 5.55%, 2014 .........................        310,000         294,296
                                                                   ------------
                                                                   $  2,913,059
                                                                   ------------
    Total Bonds
      (Identified Cost, $71,100,664) ...........                   $ 72,631,201
                                                                   ------------
CONVERTIBLE PREFERRED STOCKS -- 0.1%
REAL ESTATE -- 0.1%
Mills Corp., 6.75%, "F" ........................            100    $     89,625
                                                                   ------------
    Total Convertible Preferred Stocks
      (Identified Cost, $77,375) ...............                   $     89,625
                                                                   ------------
PREFERRED STOCKS -- 0.0%
REAL ESTATE -- 0.0%
HRPT Properties Trust, REIT, 8.75%, "B" ........            625    $     16,069
                                                                   ------------
    Total Preferred Stocks
      (Identified Cost, $17,094) ...............                   $     16,069
                                                                   ------------
CONVERTIBLE BONDS -- 0.2%
AUTOMOTIVE -- 0.2%
Ford Motor Co., 4.25%, 2036 ....................    $   100,000    $    106,875
                                                                   ------------
    Total Convertible Bonds
      (Identified Cost, $100,000) ..............                   $    106,875
                                                                   ------------
SHORT-TERM OBLIGATIONS -- 2.6%
General Electric Capital Corp.,
  5.29%, due 1/02/07, at Amortized Cost and
  Value (y) ....................................    $ 1,979,000    $  1,978,709
                                                                   ------------
    Total Investments
      (Identified Cost, $73,273,842) (k) ......................    $ 74,822,479
                                                                   ------------
OTHER ASSETS, LESS LIABILITIES -- 2.0% ........................       1,549,734
                                                                   ------------
    Net Assets -- 100.0% ..................................        $ 76,372,213
                                                                   ============

FUTURES CONTRACTS OUTSTANDING AT 12/31/06:

                                                                                                              UNREALIZED
                                                                                              EXPIRATION     APPRECIATION
DESCRIPTION                                                        CONTRACTS      VALUE          DATE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short) ....................................        4       $  445,750       Mar-07         $ 8,048
U.S. Treasury Note 5 yr (Long) ................................        1          105,063       Mar-07            (761)
U.S. Treasury Note 10 yr (Short) ..............................       25        2,686,719       Mar-07          28,444
                                                                                                               -------
                                                                                                               $35,731
                                                                                                               =======

At December 31, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                                                            NET UNREALIZED
                         CONTRACTS TO                                                       CONTRACTS        APPRECIATION
                       DELIVER/RECEIVE          SETTLEMENT DATE       IN EXCHANGE FOR       AT VALUE         (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
SALES
                     AUD          178,902           2/06/07             $  140,645         $  141,145          $   (500)
                     CAD          935,789           2/06/07                819,876            804,233            15,643
                     DKK        3,449,042      1/02/07 - 2/15/07           610,780            611,245              (465)
                     EUR        3,228,898           1/29/07              4,270,815          4,267,888             2,927
                     GBP          538,719           2/26/07              1,024,937          1,055,413           (30,476)
                     JPY       10,272,288           1/23/07                 88,250             86,579             1,671
                     MXN          819,166           1/05/07                 76,000             75,819               181
                     NOK            5,177           1/08/07                    800                830               (30)
                                                                        ----------         ----------          --------
                                                                        $7,032,103         $7,043,152          $(11,049)
                                                                        ==========
PURCHASES
                     BRL          165,906           1/29/07             $   76,862         $   77,264          $    402
                     DKK        2,715,786      1/02/07 - 2/15/07           480,395            481,197               802
                     EUR          367,258           2/28/07                484,087            486,046             1,959
                     GBP          157,549           2/28/07                309,807            308,658            (1,149)
                     JPY        5,500,845           1/18/07                 46,960             46,333              (627)
                     MXN        2,062,436           1/05/07                188,104            190,892             2,788
                     PLN          323,444           1/08/07                113,094            111,384            (1,710)
                     ZAR          543,066           1/08/07                 74,745             77,342             2,597
                                                                        ----------         ----------          --------
                                                                        $1,774,054         $1,779,116          $  5,062
                                                                        ==========         ==========          ========

At December 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $4,155 with Merrill Lynch International.

At December 31, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SWAP AGREEMENTS AT 12/31/06

                                                                                                               UNREALIZED
                          NOTIONAL                                        CASH FLOWS        CASH FLOWS        APPRECIATION
EXPIRATION                 AMOUNT                COUNTERPARTY             TO RECEIVE          TO PAY         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
12/20/12                USD  310,000    Merrill Lynch Capital Services        (1)       0.3% (fixed rate)       $(1,143)
 9/20/10                USD  270,000    Merrill Lynch International           (2)       0.68% (fixed rate)       (3,071)
                                                                                                                -------
                                                                                                                $(4,214)
                                                                                                                =======

(1) Fund to receive notional amount upon a defined credit default event by Bear Stearns & Co., 7.625%, 12/7/09.
(2) Fund to receive notional amount upon a defined credit default event by Lennar Corp., 5.95%, 3/1/13.

At December 31, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

Portfolio Footnotes:

(a) Non-income producing security.
(d) Non-income producing security - in default.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notion al principal and does not reflect the cost of the security.
(k) As of December 31, 2006, the following series held securities fair valued in accordance with the policies adopted by the
    Board of Trustees:

                                                                                      MARKET      % OF MARKET    NUMBER OF
    FUND                                                                              VALUE          VALUE       SECURITIES
    -----------------------------------------------------------------------------------------------------------------------
    Emerging Markets Equity Series ...........................................      $2,443,816       2.23%            4
    International Value Series ...............................................       1,104,492       0.65%            1

(k) Certain series held securities fair valued in accordance with the policies adopted by the Board of Trustees. An independent pric ing service provided an evaluated bid for certain series. As of December 31, 2006, the following series held securities that were fair valued.

                                                                             MARKET      % OF MARKET     % OF MARKET VALUE
    SERIES                                                                   VALUE          VALUE       USING EVALUATED BID
    -----------------------------------------------------------------------------------------------------------------------
    Bond Series .....................................................    $186,249,382       95.45%             95.06%
    Global Governments Series .......................................      36,798,589       83.64%             82.30%
    Global Total Return Series ......................................      60,033,279       31.71%             31.01%
    Government Securities Series ....................................     642,111,442       98.11%             97.94%
    High Yield Series ...............................................     306,869,273       86.78%             86.78%
    Strategic Income Series .........................................      69,832,488       93.33%             91.49%

(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate valu es and percentages of net assets of these securities were as follows for each series:

                                                                                                   MARKET        TOTAL % OF
                                                                                                   VALUE         NET ASSETS
    -----------------------------------------------------------------------------------------------------------------------
    Bond Series ..............................................................................  $29,532,897         15.0%
    Emerging Markets Equity Series ...........................................................    1,587,592          1.5%
    Global Governments Series ................................................................    2,057,715          4.7%
    Global Total Return Series ...............................................................    2,543,439          1.4%
    Government Securities Series .............................................................    5,468,577          0.8%
    High Yield Series ........................................................................   58,752,779         16.5%
    Strategic Income Series ..................................................................   10,296,002         13.5%

(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prep ayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating ra te loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
    Act of 1 933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. Each series ho lds the following restricted securities:

BOND SERIES

                                                                           ACQUISITION   ACQUISITION      CURRENT     TOTAL % OF
RESTRICTED SECURITIES                                                          DATE          COST      MARKET VALUE   NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN, 7.2531%, 2011 ........     12/04/06     $  663,000    $  661,343
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.15%, 2040 ......      3/01/06        470,000       470,630
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 ..............      7/02/03        641,221       628,204
CPS Auto Receivables Trust, 3.52%, 2009 ................................      2/14/03         75,207        74,223
Falcon Franchise Loan LLC, 6.5%, 2014 ..................................      7/15/05        381,666       384,261
Falcon Franchise Loan LLC, FRN, 3.8676%, 2025 ..........................      1/29/03        483,175       392,897
Prudential Securities Secured Financing Corp., FRN, 7.379%, 2013 .......     12/06/04        629,481       600,894
Spirit Master Funding LLC, 5.05%, 2023 .................................     10/04/05        463,143       451,680
Stora Enso Oyj, 7.25%, 2036 ............................................      5/30/06        816,523       862,634
TNK-BP Ltd., 6.875%, 2011 ..............................................      7/13/06      1,354,002     1,405,900
TPREF Funding III Ltd., CDO, 5.34% to 2008, FRN to 2033 ................      4/18/06      1,060,928     1,066,602
--------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities ............................................                                $6,999,268       3.5%
                                                                                                        ========================

GLOBAL GOVERNMENTS SERIES

                                                                           ACQUISITION   ACQUISITION      CURRENT     TOTAL % OF
RESTRICTED SECURITIES                                                          DATE          COST      MARKET VALUE   NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045 .......      9/22/06      $102,377      $102,202        0.2%

GLOBAL TOTAL RETURN SERIES

                                                                           ACQUISITION   ACQUISITION      CURRENT     TOTAL % OF
RESTRICTED SECURITIES                                                          DATE          COST      MARKET VALUE   NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045 .......      9/22/06      $126,648      $126,432        0.1%

HIGH YIELD SERIES

                                                                       ACQUISITION       ACQUISITION      CURRENT     TOTAL % OF
RESTRICTED SECURITIES                                                      DATE              COST      MARKET VALUE   NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Airlie LCDO Ltd., CDO, FRN, 7.287%, 2011 .......................          10/13/06        $  665,000    $   665,000
Aleris International, Inc., 10%, 2016 ..........................          12/13/06           595,000        600,950
Amsted Industries, Inc., 10.25%, 2011 ..........................     8/08/03 - 4/25/06     1,831,550      1,840,400
Anthracite Ltd., CDO, 6%, 2037 .................................           5/14/02           839,044      1,189,500
Arbor Realty Mortgage Securities, CDO, FRN, 7.6738%, 2038 ......          12/20/05           750,000        730,757
CWCapital Cobalt Ltd., "F", CDO, FRN, 6.68%, 2050 ..............           4/12/06           500,000        500,800
Esco Corp., 8.625%, 2013 .......................................          12/12/06           490,000        503,475
Griffin Coal Mining Co., 9.5%, 2016 ............................          11/10/06           825,000        849,750
Knology, Inc. ..................................................          11/27/02                --          1,312
Knowledge Learning Corp., 7.75%, 2015 ..........................           1/28/05           725,000        694,188
Masonite Corp., 11%, 2015 ......................................    11/07/06 - 12/05/06    1,113,319      1,119,250
Wachovia Credit, CDO, FRN, 6.7156%, 2026 .......................           6/08/06           376,000        376,940
Williams Partners LP, 7.25%, 2017 ..............................          12/06/06           830,000        846,600
Wimar Opco LLC, 9.625%, 2014 ...................................          12/14/06           985,000        975,150
--------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities ....................................                                        $10,894,072      3.1%
                                                                                                        ========================
STRATEGIC INCOME SERIES

                                                                       ACQUISITION       ACQUISITION      CURRENT     TOTAL % OF
RESTRICTED SECURITIES                                                      DATE              COST      MARKET VALUE   NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Aleris International, Inc., 10%, 2016 ..........................          12/13/06         $ 45,000     $   45,450
Alfa Diversified Payment Rights Finance Co., FRN, 7.2531%, 2011            12/4/06          250,000        249,375
Amsted Industries, Inc., 10.25%, 2011 ..........................            8/8/03          280,000        299,600
Anthracite Ltd., CDO, 6%, 2037 .................................           5/14/02          129,084        183,000
Asset Securitization Corp., FRN, 8.3571%, 2029 .................           1/25/05          159,671        200,093
Bayview Financial Revolving Mortgage Loan Trust,
  FRN, 6.15%, 2040 .............................................            3/1/06          250,000        250,335
Bosphorus Financial Services Ltd., FRN, 7.1738%, 2012 ..........            3/8/05          200,000        202,755
C10 Capital SPV Ltd., 0% to 2016, 6.722% to 2049 ...............          12/11/06          104,000        103,684
DFS Funding Corp., FRN, 7.36%, 2010 ............................           6/24/05          261,000        264,263
Esco Corp., 8.625%, 2013 .......................................          12/12/06           40,000         41,100
Falcon Franchise Loan LLC, 6.5%, 2014 ..........................           7/15/05          216,855        218,330
Falcon Franchise Loan LLC, FRN, 3.8676%, 2025 ..................           1/29/03          150,553        117,318
Griffin Coal Mining Co., 9.5%, 2016 ............................          11/10/06           70,000         72,100
Masonite Corp., 11%, 2015 ......................................    11/07/06 - 12/05/06      87,438         87,875
Preferred Term Securities IV Ltd., CDO, FRN, 7.6106%, 2031 .....           9/13/05          127,256        125,716
Prudential Securities Secured Financing Corp.,
  FRN, 7.379%, 2013 ............................................           12/6/04          456,290        435,568
Salomon Brothers Mortgage Securities, Inc., FRN, 7.0801%, 2032 .            1/7/05          609,048        579,758
Williams Partners LP, 7.25%, 2017 ..............................           12/6/06           65,000         66,300
Wimar Opco LLC, 9.625%, 2014 ...................................          12/14/06           75,000         74,250
--------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities ....................................                                        $3,616,870       4.7%
                                                                                                        ========================

The following abbreviations are used in this report and are defined:

ADR       American Depository Receipt
CDO       Collateralized Debt Obligation
CLO       Collateralized Loan Obligation
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR       Global Depository Receipt
IEU       International Equity Unit
IPS       International Preference Stock
REIT      Real Estate Investment Trust
SDR       Swedish Depository Receipt
STRIPS    Separate Trading of Registered Interest and Principal of Securities
TIPS      Treasury Inflation Protected Security


Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD       Australian Dollar                   MYR       Malaysian Ringgit
BRL       Brazilian Real                      NOK       Norwegian Krone
CAD       Canadian Dollar                     NZD       New Zealand Dollar
DKK       Danish Krone                        PLN       Polish Zloty
EUR       Euro                                RUB       Russian Ruble
GBP       British Pound                       SEK       Swedish Krona
JPY       Japanese Yen                        ZAR       South African Rand
MXN       Mexican Peso

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES -- December 31, 2006

These statements represent each series' balance sheet, which details the assets and liabilities comprising the total value of each series.

                                                                            Emerging        Global     Global Total    Government
                                                               Bond          Markets     Governments      Return       Securities
                                                              Series      Equity Series     Series        Series         Series
                                                           ------------   -------------  -----------   ------------   ------------
Assets:
  Investments --
    Unaffiliated issuers, at identified cost ...........   $195,052,959   $ 83,095,248   $43,208,732   $166,206,583   $658,572,161
    Unrealized appreciation (depreciation) .............         78,233     26,578,648       785,587     23,129,578     (4,106,973)
                                                           ------------   ------------   -----------   ------------   ------------
      Total investments, at value (including securities
        loaned of $--, $2,018,776, $--, $9,407,975,
        and $--, respectively) .........................   $195,131,192   $109,673,896   $43,994,319   $189,336,161   $654,465,188
  Cash .................................................              3      1,083,238         3,273            706             --
  Foreign currency, at value (identified cost, $--,
    $367,759, $--, $11,495, and $--, respectively) .....             --        368,378            --         11,528             --
  Receivable for forward foreign currency exchange
    contracts ..........................................             --             --        98,730        132,607             --
  Receivable for forward foreign currency exchange
    contracts subject to master netting agreements .....             --             --        48,363          4,634             --
  Receivable for daily variation margin on open
    futures contracts ..................................          1,875             --            --             --         28,375
  Receivable for investments sold ......................             --      1,218,848            --      1,061,622             --
  Receivable for series shares sold ....................             --         39,402            --         67,554        408,805
  Interest and dividends receivable ....................      2,755,086        322,919       535,400      1,029,137      7,598,298
  Receivable from investment adviser ...................             --             --        30,161             --             --
  Other assets .........................................          8,112          4,646         2,210          7,543         24,466
                                                           ------------   ------------   -----------   ------------   ------------
      Total assets .....................................   $197,896,268   $112,711,327   $44,712,456   $191,651,492   $662,525,132
                                                           ============   ============   ===========   ============   ============
Liabilities:
  Notes payable ........................................   $         --   $    651,000   $        --   $         --   $         --
  Payable to custodian .................................             --             --            --             --         11,655
  Payable for forward foreign currency exchange
    contracts ..........................................             --             --       222,257        240,349             --
  Payable for forward foreign currency exchange
    contracts subject to master netting agreements .....             --             --         2,209             --             --
  Payable for daily variation margin on open futures
    contracts ..........................................             --             --         3,026          4,030             --
  Payable for investments purchased ....................             --      1,162,431       942,154      1,617,367      1,179,457
  Payable for series shares reacquired .................        330,609          3,238        20,275            188        102,378
  Unrealized depreciation on credit default swaps ......          8,357             --            --             --             --
  Collateral for securities loaned, at value ...........             --      2,067,068            --      9,828,765             --
  Payable to affiliates --
    Management fee .....................................         13,030         12,448         3,569         14,752         39,865
    Distribution fees ..................................          2,098            526           104            511          8,457
    Administrative services fee ........................            619            338           136            561          1,985
  Payable for independent trustees' compensation .......            432            260           296            381          1,063
  Accrued expenses and other liabilities ...............         78,523        218,854        88,728         99,281        112,303
                                                           ------------   ------------   -----------   ------------   ------------
      Total liabilities ................................   $    433,668   $  4,116,163   $ 1,282,754   $ 11,806,185   $  1,457,163
                                                           ------------   ------------   -----------   ------------   ------------
Net assets .............................................   $197,462,600   $108,595,164   $43,429,702   $179,845,307   $661,067,969
                                                           ============   ============   ===========   ============   ============
Net assets consist of:
  Paid-in capital ......................................   $189,475,852   $ 58,172,938   $42,680,075   $144,100,872   $652,974,425
  Unrealized appreciation (depreciation) on investments
    and translation of assets and liabilities in foreign
    currencies (net of $--, $50,154, $--, $--, and $--,
    deferred country tax) ..............................         93,443     26,531,774       721,189     23,043,713     (3,744,966)
  Accumulated net realized gain (loss) on investments
    and foreign currency transactions ..................             --     21,891,469      (734,498)     8,972,375    (19,822,756)
  Accumulated distributions in excess of net realized
    gain on investments and foreign currency
    transactions .......................................     (3,656,084)            --            --             --             --
  Undistributed net investment income ..................     11,549,389      1,998,983       762,936      3,728,347     31,661,266
                                                           ------------   ------------   -----------   ------------   ------------
      Total ............................................   $197,462,600   $108,595,164   $43,429,702   $179,845,307   $661,067,969
                                                           ============   ============   ===========   ============   ============
Net Assets:
  Initial Class ........................................   $120,991,481   $ 89,418,853   $39,636,809   $161,208,549   $351,905,635
  Service Class ........................................     76,471,119     19,176,311     3,792,893     18,636,758    309,162,334
                                                           ------------   ------------   -----------   ------------   ------------
      Total ............................................   $197,462,600   $108,595,164   $43,429,702   $179,845,307   $661,067,969
                                                           ============   ============   ===========   ============   ============
Shares of beneficial interest outstanding:
  Initial Class ........................................     10,812,474      3,646,046     3,705,277      8,903,867     27,808,570
  Service Class ........................................      6,880,146        788,184       357,805      1,035,927     24,569,478
                                                           ------------   ------------   -----------   ------------   ------------
      Total ............................................     17,692,620      4,434,230     4,063,082      9,939,794     52,378,048
                                                           ============   ============   ===========   ============   ============
Net asset value per share (net assets / shares of
  beneficial interest outstanding):
  Initial Class ........................................         $11.19         $24.52        $10.70         $18.11         $12.65
                                                                 ======         ======        ======         ======         ======
  Service Class ........................................         $11.11         $24.33        $10.60         $17.99         $12.58
                                                                 ======         ======        ======         ======         ======

                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES -- December 31, 2006 -- continued

                                                                              High       International      Money       Strategic
                                                                              Yield          Value         Market         Income
                                                                             Series         Series         Series         Series
                                                                          ------------   -------------  ------------   -----------
Assets:
  Investments --
    Unaffiliated issuers, at identified cost ..........................   $346,380,862   $139,090,301   $444,437,129   $73,273,842
    Unrealized appreciation (depreciation) ............................      7,183,892     30,256,400             --     1,548,637
                                                                          ------------   ------------   ------------   -----------
      Total investments, at value (including securities loaned of
        $--, $20,476,654, $--, and $--, respectively) .................   $353,564,754   $169,346,701   $444,437,129   $74,822,479
  Cash ................................................................        124,406            896             --        14,613
  Foreign currency, at value (identified cost, $--, $609,391, $--,
    and $--, respectively) ............................................             --        591,835             --            --
  Receivable for forward foreign currency exchange contracts ..........             --             --             --        31,539
  Receivable for daily variation margin on open futures contracts .....             --             --             --         3,438
  Receivable for investments sold .....................................        165,830        586,418             --       482,834
  Receivable for series shares sold ...................................        130,005        212,346      1,818,199             9
  Interest and dividends receivable ...................................      6,405,966        249,600        463,472     1,215,092
  Receivable from investment adviser ..................................             --             --             --         3,466
  Other assets ........................................................         13,837          6,201         17,720         3,665
                                                                          ------------   ------------   ------------   -----------
      Total assets ....................................................   $360,404,798   $170,993,997   $446,736,520   $76,577,135
                                                                          ============   ============   ============   ===========
Liabilities:
  Payable to custodian ................................................   $         --   $         --   $        607   $        --
  Payable for forward foreign currency exchange contracts .............             --             --             --        37,526
  Payable for forward foreign currency exchange contracts subject
    to master netting agreements ......................................             --             --             --         4,155
  Payable for investments purchased ...................................      3,929,905        352,258             --        75,725
  Payable for series shares reacquired ................................         83,479          6,497         49,368         5,948
  Unrealized depreciation on credit default swaps .....................             --             --             --         4,214
  Collateral for securities loaned, at value ..........................             --     21,516,173             --            --
  Payable to affiliates --
    Investment adviser ................................................             --             --            158            --
    Management fee ....................................................         27,342         14,653         24,260         5,863
    Distribution fees .................................................          3,604            410          4,441           601
    Administrative services fee .......................................          1,102            464          1,362           239
  Payable for independent trustees' compensation ......................            668            265            658           320
  Accrued expenses and other liabilities ..............................        107,234        121,817         85,709        70,331
                                                                          ------------   ------------   ------------   -----------
      Total liabilities ...............................................   $  4,153,334   $ 22,012,537   $    166,563   $   204,922
                                                                          ------------   ------------   ------------   -----------
Net assets ............................................................   $356,251,464   $148,981,460   $446,569,957   $76,372,213
                                                                          ============   ============   ============   ===========
Net assets consist of:
  Paid-in capital .....................................................   $434,000,898   $ 94,371,025   $446,569,485   $71,886,192
  Unrealized appreciation (depreciation) on investments and
    translation of assets and liabilities in foreign currencies .......      7,183,892     30,234,244             --     1,577,277
  Accumulated net realized gain (loss) on investments and
    foreign currency transactions .....................................   (110,298,729)    21,616,330           (766)     (852,674)
  Undistributed net investment income .................................     25,365,403      2,759,861          1,238     3,761,418
                                                                          ------------   ------------   ------------   -----------
      Total ...........................................................   $356,251,464   $148,981,460   $446,569,957   $76,372,213
                                                                          ============   ============   ============   ===========
Net Assets:
  Initial Class .......................................................   $224,412,452   $134,008,348   $283,055,132   $54,423,186
  Service Class .......................................................    131,839,012     14,973,112    163,514,825    21,949,027
                                                                          ------------   ------------   ------------   -----------
      Total ...........................................................   $356,251,464   $148,981,460   $446,569,957   $76,372,213
                                                                          ============   ============   ============   ===========
Shares of beneficial interest outstanding:
  Initial Class .......................................................     32,373,910      6,692,102    283,055,220     5,127,697
  Service Class .......................................................     19,155,030        751,574    163,514,931     2,081,548
                                                                          ------------   ------------   ------------   -----------
      Total ...........................................................     51,528,940      7,443,676    446,570,151     7,209,245
                                                                          ============   ============   ============   ===========
Net asset value per share (net assets / shares of beneficial interest outstanding):
  Initial Class  ......................................................          $6.93         $20.02          $1.00        $10.61
                                                                                 =====         ======          =====        ======
  Service Class  ......................................................          $6.88         $19.92          $1.00        $10.54
                                                                                 =====         ======          =====        ======

                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS -- Year Ended December 31, 2006

These statements describe how much each series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series' operations.

                                                                             Emerging        Global     Global Total    Government
                                                                Bond         Markets      Governments      Return       Securities
                                                               Series     Equity Series      Series        Series         Series
                                                            -----------   -------------   -----------   ------------   -----------
Net investment income:
  Income --
    Interest ...........................................    $12,423,214    $    49,437    $1,978,896    $ 2,977,568    $33,446,712
    Dividends ..........................................             --      3,935,421            --      3,029,612             --
    Income on securities loaned ........................             --         12,451            --         65,711             --
    Foreign taxes withheld .............................             --       (293,556)           --       (175,554)            --
                                                            -----------    -----------    ----------    -----------    -----------
      Total investment income ..........................    $12,423,214    $ 3,703,753    $1,978,896    $ 5,897,337    $33,446,712
                                                            -----------    -----------    ----------    -----------    -----------
  Expenses --
    Management fee .....................................    $ 1,238,152    $ 1,080,819    $  353,163    $ 1,327,096    $ 3,614,367
    Distribution fees ..................................        190,579         37,766        10,422         43,124        678,104
    Administrative services fee ........................         50,913         25,161        11,374         43,858        159,234
    Independent trustees' compensation .................         20,181          8,948         5,214         16,563         60,885
    Custodian fee ......................................         72,036        337,075        98,534        162,533        171,800
    Shareholder communications .........................          6,094         38,314         3,507         24,644         12,289
    Auditing fees ......................................         47,784         48,330        47,784         46,138         40,828
    Legal fees .........................................          5,706          5,191         5,191          5,191          5,191
    Miscellaneous ......................................         20,864         29,955         6,965         24,470         47,171
                                                            -----------    -----------    ----------    -----------    -----------
      Total expenses ...................................    $ 1,652,309    $ 1,611,559    $  542,154    $ 1,693,617    $ 4,789,869
    Fees paid indirectly ...............................         (9,552)       (15,202)       (1,588)       (12,385)       (20,438)
    Reduction of expenses by investment adviser ........             --              --      (61,974)            --             --
                                                            -----------    -----------    ----------    -----------    -----------
      Net expenses .....................................    $ 1,642,757    $ 1,596,357    $  478,592    $ 1,681,232    $ 4,769,431
                                                            -----------    -----------    ----------    -----------    -----------
  Net investment income ................................    $10,780,457    $ 2,107,396    $1,500,304    $ 4,216,105    $28,677,281
                                                            ===========    ===========    ==========    ===========    ===========

Realized and unrealized gain (loss) on investments and
 foreign currency transactions:
  Realized gain (loss) (identified cost basis) --
    Investment transactions (net of $--, $82,472, $--,
    $--, and $--, country tax) .........................    $  (122,638)   $22,208,175    $ (540,824)   $18,894,685    $(1,501,448)
    Futures contracts ..................................        (44,951)            --        33,615         56,772       (250,904)
    Swap transactions ..................................        (15,938)            --            --             --             --
    Foreign currency transactions ......................             --       (269,921)     (116,331)      (178,553)            --
                                                            -----------    -----------    ----------    -----------    -----------
      Net realized gain (loss) on investments and
        foreign currency transactions ..................    $  (183,527)   $21,938,254    $ (623,540)   $18,772,904    $(1,752,352)
                                                            -----------    -----------    ----------    -----------    -----------
  Change in unrealized appreciation (depreciation) --
    Investments (net of $--, $1,349, $--, $--, and $--
      increase in deferred country tax) ................    $  (851,214)   $ 2,078,051    $1,659,792    $ 5,475,091    $(4,322,429)
    Futures contracts ..................................         23,567             --       (11,662)       (18,058)       414,797
    Swap transactions ..................................         (8,357)            --            --             --             --
    Translation of assets and liabilities
      in foreign currencies ............................             --            (35)     (259,699)      (345,396)            --
                                                            -----------    -----------    ----------    -----------    -----------
      Net unrealized gain (loss) on investments and
        foreign currency translation ...................    $  (836,004)   $ 2,078,016    $1,388,431    $ 5,111,637    $(3,907,632)
                                                            -----------    -----------    ----------    -----------    -----------
        Net realized and unrealized gain (loss) on
          investments and foreign currency .............    $(1,019,531)   $24,016,270    $  764,891    $23,884,541    $(5,659,984)
                                                            -----------    -----------    ----------    -----------    -----------
        Change in net assets from operations ...........    $ 9,760,926    $26,123,666    $2,265,195    $28,100,646    $23,017,297
                                                            ===========    ===========    ==========    ===========    ===========

                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS  -- Year Ended December 31, 2006 -- continued

                                                                              High       International      Money       Strategic
                                                                             Yield           Value          Market        Income
                                                                             Series          Series         Series        Series
                                                                          -----------    -------------   -----------    ----------
Net investment income:
  Income --
    Interest ..........................................................   $27,882,556     $   108,271    $20,272,776    $4,946,392
    Dividends .........................................................       320,578       4,468,437             --        16,917
    Income on securities loaned .......................................            --         139,564             --            --
    Foreign taxes withheld ............................................        (5,865)       (391,878)            --            --
                                                                          -----------     -----------    -----------    ----------
      Total investment income .........................................   $28,197,269     $ 4,324,394    $20,272,776    $4,963,309
                                                                          -----------     -----------    -----------    ----------
  Expenses --
    Management fee ....................................................   $ 2,656,055     $ 1,217,523    $ 1,986,200    $  583,323
    Distribution fees .................................................       296,653          33,350        351,471        54,151
    Administrative services fee .......................................        86,992          33,648         99,489        19,082
    Independent trustees' compensation ................................        33,597          11,395         31,749         7,716
    Custodian fee .....................................................       141,586         153,151         49,145        86,026
    Shareholder communications ........................................         3,368          13,559         99,554         4,462
    Auditing fees .....................................................        45,888          40,057         22,485        35,768
    Legal fees ........................................................         6,547           5,191          5,191         5,317
    Miscellaneous .....................................................        25,642          20,705         31,571        10,253
                                                                          -----------     -----------    -----------    ----------
      Total expenses ..................................................   $ 3,296,328     $ 1,528,579    $ 2,676,855    $  806,098
    Fees paid indirectly ..............................................       (23,937)         (2,239)        (7,685)       (4,408)
    Reduction of expenses by investment adviser .......................       (58,752)             --             --       (17,088)
                                                                          -----------     -----------    -----------    ----------
      Net expenses ....................................................   $ 3,213,639     $ 1,526,340    $ 2,669,170    $  784,602
                                                                          -----------     -----------    -----------    ----------
  Net investment income ...............................................   $24,983,630     $ 2,798,054    $17,603,606    $4,178,707
                                                                          ===========     ===========    ===========    ==========
Realized and unrealized gain (loss) on investments
 and foreign currency transactions:
  Realized gain (loss) (identified cost basis) --
    Investment transactions ...........................................   $  (571,501)    $22,026,023    $      (199)   $  391,878
    Futures contracts .................................................            --              --             --       (46,669)
    Swap transactions .................................................            --              --             --        (1,390)
    Foreign currency transactions .....................................      (193,078)         (9,377)            --      (630,020)
                                                                          -----------     -----------    -----------    ----------
      Net realized gain (loss) on investments and
        foreign currency transactions .................................   $  (764,579)    $22,016,646    $      (199)   $ (286,201)
                                                                          -----------     -----------    -----------    ----------
  Change in unrealized appreciation (depreciation) --
    Investments (net of $--, $15,231, $--, and $-- decrease in
      deferred country tax) ...........................................   $10,239,764     $ 9,592,005    $        --    $1,107,029
    Futures contracts .................................................            --              --             --        35,731
    Swap transactions .................................................            --              --             --        (4,162)
    Translation of assets and liabilities in foreign currencies .......        54,623           9,210             --       (47,151)
                                                                          -----------     -----------    -----------    ----------
      Net unrealized gain (loss) on investments and
        foreign currency translation ..................................   $10,294,387     $ 9,601,215    $        --    $1,091,447
                                                                          -----------     -----------    -----------    ----------
        Net realized and unrealized gain (loss) on investments
          and foreign currency ........................................   $ 9,529,808     $31,617,861    $      (199)   $  805,246
                                                                          -----------     -----------    -----------    ----------
        Change in net assets from operations ..........................   $34,513,438     $34,415,915    $17,603,407    $4,983,953
                                                                          ===========     ===========    ===========    ==========

                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS  -- Year Ended December 31, 2006

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                           Emerging        Global      Global Total    Government
                                                              Bond          Markets     Governments       Return       Securities
                                                             Series      Equity Series     Series         Series         Series
                                                          ------------   -------------  ------------   ------------   ------------
Change in net assets:
From operations:
    Net investment income ..............................  $ 10,780,457   $  2,107,396   $  1,500,304   $  4,216,105   $ 28,677,281
    Net realized gain (loss) on investments and
      foreign currency transactions ....................      (183,527)    21,938,254       (623,540)    18,772,904     (1,752,352)
    Net unrealized gain (loss) on investments and
      foreign currency translation .....................      (836,004)     2,078,016      1,388,431      5,111,637     (3,907,632)
                                                          ------------   ------------   ------------   ------------   ------------
Change in net assets from operations ...................  $  9,760,926   $ 26,123,666   $  2,265,195   $ 28,100,646   $ 23,017,297
                                                          ------------   ------------   ------------   ------------   ------------

Distributions declared to shareholders:
    From net investment income (Initial Class) .........  $ (8,023,602)     $(978,689)  $         --   $ (1,461,088)  $(19,538,803)
    From net investment income (Service Class) .........    (4,507,857)      (135,060)            --       (114,800)   (12,425,972)
    From net realized gain on investments and
      foreign currency transactions (Initial Class) ....      (759,589)   (13,285,025)      (417,067)   (10,553,650)            --
    From net realized gain on investments and
      foreign currency transactions (Service Class) ....      (444,627)    (2,097,870)       (41,595)    (1,109,353)            --
                                                          ------------   ------------   ------------   ------------   ------------
      Total distributions declared to shareholders .....  $(13,735,675)  $(16,496,644)  $   (458,662)  $(13,238,891)  $(31,964,775)
                                                          ------------   ------------   ------------   ------------   ------------

Change in net assets from series share transactions ....  $(18,018,509)  $  5,670,696   $(10,817,955)  $(12,956,875)  $  3,147,375
                                                          ------------   ------------   ------------   ------------   ------------
      Total change in net assets .......................  $(21,993,258)  $ 15,297,718   $ (9,011,422)  $  1,904,880   $ (5,800,103)
Net Assets:
  At beginning of period ...............................   219,455,858     93,297,446     52,441,124    177,940,427    666,868,072
                                                          ------------   ------------   ------------   ------------   ------------
  At end of period .....................................  $197,462,600   $108,595,164   $ 43,429,702   $179,845,307   $661,067,969
                                                          ============   ============   ============   ============   ============

Undistributed net investment income included in net
  assets at end of period ..............................  $ 11,549,389   $  1,998,983   $    762,936   $  3,728,347   $ 31,661,266

                                                                             High       International      Money        Strategic
                                                                            Yield           Value          Market         Income
                                                                            Series          Series         Series         Series
                                                                         ------------   -------------   ------------   -----------
Change in net assets:
From operations:
  Net investment income .............................................    $ 24,983,630    $  2,798,054   $ 17,603,606   $ 4,178,707
  Net realized gain (loss) on investments and
    foreign currency transactions ...................................        (764,579)     22,016,646           (199)     (286,201)
  Net unrealized gain (loss) on investments and
    foreign currency translation ....................................      10,294,387       9,601,215             --     1,091,447
                                                                         ------------    ------------   ------------   -----------
Change in net assets from operations ................................    $ 34,513,438    $ 34,415,915   $ 17,603,407   $ 4,983,953
                                                                         ------------    ------------   ------------   -----------
Distributions declared to shareholders:
  From net investment income (Initial Class) ........................    $(19,601,820)   $ (1,509,642)  $(11,590,505)  $(3,408,471)
  From net investment income (Service Class) ........................      (9,556,650)       (142,578)    (6,013,101)   (1,238,612)
  From net realized gain on investments and
    foreign currency transactions (Initial Class) ...................              --     (12,870,222)            --      (620,852)
  From net realized gain on investments and
    foreign currency transactions (Service Class) ...................              --      (1,405,739)            --      (236,204)
                                                                         ------------    ------------   ------------   -----------
Total distributions declared to shareholders ........................    $(29,158,470)   $(15,928,181)  $(17,603,606)  $(5,504,139)
                                                                         ------------    ------------   ------------   -----------
Change in net assets from series share transactions .................    $(16,450,874)   $ 11,081,685   $ 81,654,487   $(5,457,996)
                                                                         ------------    ------------   ------------   -----------
Total change in net assets ..........................................    $(11,095,906)   $ 29,569,419   $ 81,654,288   $(5,978,182)
Net Assets:
  At beginning of period ............................................     367,347,370     119,412,041    364,915,669    82,350,395
                                                                         ------------    ------------   ------------   -----------
  At end of period ..................................................    $356,251,464    $148,981,460   $446,569,957   $76,372,213
                                                                         ============    ============   ============   ===========
Undistributed net investment income included in net assets
  at end of period ..................................................    $ 25,365,403    $  2,759,861   $      1,238   $ 3,761,418
                                                                         ============    ============   ============   ===========

                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS  -- Year Ended December 31, 2005

                                                                           Emerging        Global      Global Total    Government
                                                              Bond          Markets     Governments       Return       Securities
                                                             Series      Equity Series     Series         Series         Series
                                                          ------------   -------------  ------------   ------------   ------------
Changes in net assets:
From operations:
    Net investment income ..............................  $ 11,364,653    $ 1,174,148   $  1,590,121   $  3,884,418   $ 29,280,242
    Net realized gain (loss) on investments and
      foreign currency transactions ....................     1,490,916     15,378,096        263,280     13,513,474     (2,494,206)
    Net unrealized gain (loss) on investments and
      foreign currency translation .....................    (8,953,486)     7,476,626     (6,507,776)   (10,729,518)   (11,858,283)
                                                          ------------    -----------   ------------   ------------   ------------
Change in net assets from operations ...................  $  3,902,083    $24,028,870   $ (4,654,375)  $  6,668,374   $ 14,927,753
                                                          ------------    -----------   ------------   ------------   ------------
Distributions declared to shareholders:
    From net investment income (Initial Class) .........  $ (9,411,635)   $  (448,328)  $ (5,969,201)  $ (6,966,176)  $(21,947,118)
    From net investment income (Service Class) .........    (4,408,284)       (39,696)      (477,244)      (589,331)    (9,752,762)
    From net realized gain on investments and
      foreign currency transactions (Initial Class) ....    (2,642,743)      (243,293)      (328,895)   (10,281,639)            --
    From net realized gain on investments and
      foreign currency transactions (Service Class) ....    (1,287,828)       (29,086)       (26,977)      (916,598)            --
                                                          ------------    -----------   ------------   ------------   ------------
      Total distributions declared to shareholders .....  $(17,750,490)   $  (760,403)  $ (6,802,317)  $(18,753,744)  $(31,699,880)
                                                          ------------    -----------   ------------   ------------   ------------
Change in net assets from series share transactions ....  $ (4,494,371)   $ 5,833,884   $ (3,041,599)  $  9,531,704   $(14,464,265)
                                                          ------------    -----------   ------------   ------------   ------------
      Total change in net assets .......................  $(18,342,778)   $29,102,351    (14,498,291)  $ (2,553,666)  $(31,236,392)
Net Assets:
  At beginning of period ...............................   237,798,636     64,195,095     66,939,415    180,494,093    698,104,464
                                                          ------------    -----------   ------------   ------------   ------------
  At end of period .....................................  $219,455,858    $93,297,446   $ 52,441,124   $177,940,427   $666,868,072
                                                          ============    ===========   ============   ============   ============
Undistributed (distributions in excess of) net
  investment income included in net assets
  at end of period .....................................  $ 12,528,913    $ 1,045,289   $   (455,964)  $  1,104,888   $ 31,959,956
                                                          ============    ===========   ============   ============   ============

                                                                            High       International      Money        Strategic
                                                                           Yield           Value          Market         Income
                                                                           Series          Series         Series         Series
                                                                        ------------   -------------   ------------   -----------
Changes in net assets:
From operations:
    Net investment income ...........................................   $ 27,110,722    $  1,760,096   $  9,661,016   $ 4,544,849
    Net realized gain (loss) on investments and
      foreign currency transactions .................................      1,714,312      14,307,849            (61)    1,551,265
    Net unrealized gain (loss) on investments and
      foreign currency translation ..................................    (20,970,130)       (571,375)            --    (4,606,464)
                                                                        ------------    ------------   ------------   -----------
Change in net assets from operations ................................   $  7,854,904    $ 15,496,570   $  9,660,955   $ 1,489,650
                                                                        ------------    ------------   ------------   -----------
Distributions declared to shareholders:
    From net investment income (Initial Class) ......................   $(23,882,264)   $ (1,083,122)  $ (6,992,613)  $(4,482,176)
    From net investment income (Service Class) ......................     (8,025,309)        (78,002)    (2,668,342)   (1,550,120)
    From net realized gain on investments and
      foreign currency transactions (Initial Class) .................             --      (1,914,712)            --      (584,605)
    From net realized gain on investments and
      foreign currency transactions (Service Class) .................             --        (162,463)            --      (210,297)
                                                                        ------------    ------------   ------------   -----------
Total distributions declared to shareholders ........................   $(31,907,573)   $ (3,238,299)  $ (9,660,955)  $(6,827,198)
                                                                        ------------    ------------   ------------   -----------
Change in net assets from series share transactions .................   $(38,167,173)   $ 15,353,050   $ (5,463,894)  $(2,744,135)
                                                                        ------------    ------------   ------------   -----------
Total change in net assets ..........................................   $(62,219,842)   $ 27,611,321   $ (5,463,894)  $(8,081,683)
Net Assets:
  At beginning of period ............................................    429,567,212      91,800,720    370,379,563    90,432,078
                                                                        ------------    ------------   ------------   -----------
  At end of period ..................................................   $367,347,370    $119,412,041   $364,915,669   $82,350,395
                                                                        ============    ============   ============   ===========
Undistributed net investment income included in net assets
  at end of period ..................................................   $ 29,065,182    $  1,647,100   $      1,845   $ 4,410,661
                                                                        ============    ============   ============   ===========

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                                    Bond Series
                                                             --------------------------------------------------------
                                                                                 Years Ended 12/31
                                                             --------------------------------------------------------
INITIAL CLASS SHARES                                           2006        2005        2004        2003        2002
                                                             --------    --------    --------    --------    --------
Net asset value, beginning of period ....................    $  11.40    $  12.15    $  12.39    $  11.85    $  11.34
                                                             --------    --------    --------    --------    --------
Income (loss) from investment operations
  Net investment income (d) .............................    $   0.59    $   0.59    $   0.61    $   0.62    $   0.66
  Net realized and unrealized gain (loss) on investments
    and foreign currency ................................       (0.04)      (0.39)       0.09        0.51        0.37
                                                             --------    --------    --------    --------    --------
      Total from investment operations ..................    $   0.55    $   0.20    $   0.70    $   1.13    $   1.03
                                                             --------    --------    --------    --------    --------
Less distributions declared to shareholders
  From net investment income ............................    $  (0.69)   $  (0.74)   $  (0.76)   $  (0.59)   $  (0.45)
  From net realized gain on investments and
    foreign currency transactions .......................       (0.07)      (0.21)      (0.18)         --       (0.07)
                                                             --------    --------    --------    --------    --------
      Total distributions declared to shareholders ......    $  (0.76)   $  (0.95)   $  (0.94)   $  (0.59)   $  (0.52)
                                                             --------    --------    --------    --------    --------
Net asset value, end of period ..........................    $  11.19    $  11.40    $  12.15    $  12.39    $  11.85
                                                             ========    ========    ========    ========    ========
Total return (%) (k)(s) .................................        5.20        1.75        6.25        9.72        9.53
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ..........................................        0.71        0.72        0.69        0.69        0.68
  Net investment income .................................        5.32        5.05        5.04        5.10        5.87
Portfolio turnover (%) ..................................          47          52          50          96         130
Net assets at end of period (000 Omitted) ...............    $120,991    $143,680    $164,227    $199,735    $211,757

                                                                                    Bond Series
                                                              -------------------------------------------------------
                                                                                 Years Ended 12/31
                                                              -------------------------------------------------------
SERVICE CLASS SHARES                                            2006        2005        2004        2003        2002
                                                              -------     -------     -------     -------     -------
Net asset value, beginning of period ....................     $ 11.33     $ 12.07     $ 12.33     $ 11.81     $ 11.32
                                                              -------     -------     -------     -------     -------
Income (loss) from investment operations
  Net investment income (d) .............................     $  0.56     $  0.56     $  0.58     $  0.57     $  0.63
  Net realized and unrealized gain (loss) on investments
    and foreign currency ................................       (0.05)      (0.38)       0.08        0.53        0.38
                                                              -------     -------     -------     -------     -------
      Total from investment operations ..................     $  0.51     $  0.18     $  0.66     $  1.10     $  1.01
                                                              -------     -------     -------     -------     -------
Less distributions declared to shareholders
  From net investment income ............................     $ (0.66)    $ (0.71)    $ (0.74)    $ (0.58)    $ (0.45)
  From net realized gain on investments and
    foreign currency transactions .......................       (0.07)      (0.21)      (0.18)         --       (0.07)
                                                              -------     -------     -------     -------     -------
      Total distributions declared to shareholders ......     $ (0.73)    $ (0.92)    $ (0.92)    $ (0.58)    $ (0.52)
                                                              -------     -------     -------     -------     -------
Net asset value, end of period ..........................     $ 11.11     $ 11.33     $ 12.07     $ 12.33     $ 11.81
                                                              =======     =======     =======     =======     =======
Total return (%) (k)(s) .................................        4.87        1.59        5.91        9.43        9.34
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ..........................................        0.96        0.97        0.94        0.94        0.93
  Net investment income .................................        5.07        4.81        4.80        4.77        5.62
Portfolio turnover (%) ..................................          47          52          50          96         130
Net assets at end of period (000 Omitted) ...............     $76,471     $75,776     $73,572     $66,091     $36,960

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                          See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                           Emerging Markets Equity Series
                                                              -------------------------------------------------------
                                                                                 Years Ended 12/31
                                                              -------------------------------------------------------
INITIAL CLASS SHARES                                            2006        2005        2004        2003        2002
                                                              -------     -------     -------     -------     -------
Net asset value, beginning of period ....................     $ 21.84     $ 16.16     $ 12.85     $  8.48     $  8.73
                                                              -------     -------     -------     -------     -------
Income (loss) from investment operations
  Net investment income (d) .............................     $  0.47     $  0.29     $  0.18     $  0.20     $  0.09
  Net realized and unrealized gain (loss) on investments
    and foreign currency ................................        5.92        5.59        3.27        4.23       (0.24)
                                                              -------     -------     -------     -------     -------
      Total from investment operations ..................     $  6.39     $  5.88     $  3.45     $  4.43     $ (0.15)
                                                              -------     -------     -------     -------     -------
Less distributions declared to shareholders
  From net investment income ............................     $ (0.25)    $ (0.13)    $ (0.14)    $ (0.06)    $ (0.10)
  From net realized gain on investments and
    foreign currency transactions .......................       (3.46)      (0.07)         --          --          --
                                                              -------     -------     -------     -------     -------
      Total distributions declared to shareholders ......     $ (3.71)    $ (0.20)    $ (0.14)    $ (0.06)    $ (0.10)
                                                              -------     -------     -------     -------     -------
Net asset value, end of period ..........................     $ 24.52     $ 21.84     $ 16.16     $ 12.85     $  8.48
                                                              =======     =======     =======     =======     =======
Total return (%) (k)(s) .................................       30.16       36.76       27.18       52.60       (1.88)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ..........................................        1.53        1.31        1.35        1.65        1.49
  Net investment income .................................        2.08        1.62        1.33        1.99        1.01
Portfolio turnover (%) ..................................         110          95         109         125         246
Net assets at end of period (000 Omitted) ...............     $89,419     $82,804     $57,799     $46,769     $30,393

                                                                           Emerging Markets Equity Series
                                                              -------------------------------------------------------
                                                                                 Years Ended 12/31
                                                              -------------------------------------------------------
SERVICE CLASS SHARES                                            2006        2005        2004        2003        2002
                                                              -------     -------      ------      ------      ------
Net asset value, beginning of period ....................     $ 21.71     $ 16.08      $12.80      $ 8.45      $ 8.72
                                                              -------     -------      ------      ------      ------
Income (loss) from investment operations
  Net investment income (d) .............................     $  0.41     $  0.25      $ 0.15      $ 0.17      $ 0.06
  Net realized and unrealized gain (loss) on investments
    and foreign currency ................................        5.89        5.54        3.25        4.22       (0.23)
                                                              -------     -------      ------      ------      ------
      Total from investment operations ..................     $  6.30     $  5.79      $ 3.40      $ 4.39      $(0.17)
                                                              -------     -------      ------      ------      ------
Less distributions declared to shareholders
  From net investment income ............................     $ (0.22)    $ (0.09)     $(0.12)     $(0.04)     $(0.10)
  From net realized gain on investments and
    foreign currency transactions .......................       (3.46)      (0.07)         --          --          --
                                                              -------     -------      ------      ------      ------
      Total distributions declared to shareholders ......     $ (3.68)    $ (0.16)     $(0.12)     $(0.04)     $(0.10)
                                                              -------     -------      ------      ------      ------
Net asset value, end of period ..........................     $ 24.33     $ 21.71      $16.08      $12.80      $ 8.45
                                                              =======     =======      ======      ======      ======
Total return (%) (k)(s) .................................       29.90       36.36       26.96       52.12       (2.12)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ..........................................        1.78        1.56        1.60        1.89        1.74
  Net investment income .................................        1.84        1.38        1.08        1.71        0.70
Portfolio turnover (%) ..................................         110          95         109         125         246
Net assets at end of period (000 Omitted) ...............     $19,176     $10,494      $6,397      $5,049      $2,066

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                          See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                             Global Governments Series
                                                              -------------------------------------------------------
                                                                                 Years Ended 12/31
                                                              -------------------------------------------------------
INITIAL CLASS SHARES                                            2006        2005        2004        2003        2002
                                                              -------     -------     -------     -------     -------
Net asset value, beginning of period ....................     $ 10.29     $ 12.40     $ 12.92     $ 11.75     $ 9.74
                                                              -------     -------     -------     -------     -------
Income (loss) from investment operations
  Net investment income (d) .............................     $  0.34     $  0.29     $  0.30     $  0.34     $  0.35
  Net realized and unrealized gain (loss) on investments
    and foreign currency ................................        0.17       (1.10)       0.76        1.45        1.66
                                                              -------     -------     -------     -------     -------
      Total from investment operations ..................     $0.51       $ (0.81)    $  1.06     $  1.79     $  2.01
                                                              -------     -------     -------     -------     -------
Less distributions declared to shareholders
  From net investment income ............................     $--         $ (1.23)    $ (1.58)    $ (0.62)    $    --
  From net realized gain on investments and
    foreign currency transactions .......................       (0.10)      (0.07)         --          --          --
                                                              -------     -------     -------     -------     -------
      Total distributions declared to shareholders ......     $ (0.10)    $ (1.30)    $ (1.58)    $ (0.62)    $    --
                                                              -------     -------     -------     -------     -------
Net asset value, end of period ..........................     $ 10.70     $ 10.29     $ 12.40     $ 12.92     $ 11.75
                                                              =======     =======     =======     =======     =======
Total return (%) (k)(r) .................................        4.97       (7.20)      10.06       15.60       20.64
Ratios (%) (to average net assets) and Supplemental data:
  Expenses before expense reductions (f) ................        1.13        1.03        0.98        0.95        0.93
  Expenses after expense reductions (f) .................        1.00        1.00         N/A         N/A         N/A
  Net investment income .................................        3.21        2.64        2.48        2.75        3.36
Portfolio turnover (%) ..................................         122         137         124         143         120
Net assets at end of period (000 Omitted) ...............     $39,637     $48,203     $62,107     $67,472     $70,613

                                                                              Global Governments Series
                                                               ------------------------------------------------------
                                                                                  Years Ended 12/31
                                                               ------------------------------------------------------
SERVICE CLASS SHARES                                            2006        2005        2004        2003        2002
                                                               ------      ------      ------      ------      ------
Net asset value, beginning of period ....................      $10.22      $12.33      $12.85      $11.71      $ 9.73
                                                               ------      ------      ------      ------      ------
Income (loss) from investment operations
  Net investment income (d) .............................      $ 0.31      $ 0.27      $ 0.27      $ 0.30      $ 0.33
  Net realized and unrealized gain (loss) on investments
    and foreign currency ................................        0.17       (1.11)       0.75        1.45        1.65
                                                               ------      ------      ------      ------      ------
      Total from investment operations ..................      $ 0.48      $(0.84)     $ 1.02      $ 1.75      $ 1.98
                                                               ------      ------      ------      ------      ------
Less distributions declared to shareholders
  From net investment income ............................      $   --      $(1.20)     $(1.54)     $(0.61)     $   --
  From net realized gain on investments and
    foreign currency transactions .......................       (0.10)      (0.07)         --          --          --
                                                               ------      ------      ------      ------      ------
      Total distributions declared to shareholders ......      $(0.10)     $(1.27)     $(1.54)     $(0.61)     $   --
                                                               ------      ------      ------      ------      ------
Net asset value, end of period ..........................      $10.60      $10.22      $12.33      $12.85      $11.71
                                                               ======      ======      ======      ======      ======
Total return (%) (k)(r) .................................        4.70       (7.49)       9.80       15.30       20.35
Ratios (%) (to average net assets) and Supplemental data:
  Expenses before expense reductions (f) ................        1.38        1.28        1.23        1.20        1.18
  Expenses after expense reductions (f) .................        1.25        1.25         N/A         N/A         N/A
  Net investment income .................................        2.96        2.39        2.23        2.50        3.03
Portfolio turnover (%) ..................................         122         137         124         143         120
Net assets at end of period (000 Omitted) ...............      $3,793      $4,238      $4,832      $5,355      $3,969

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r) Certain expenses have been reduced without which performance would have been lower.

                                          See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                            Global Total Return Series
                                                             --------------------------------------------------------
                                                                                 Years Ended 12/31
                                                             --------------------------------------------------------
INITIAL CLASS SHARES                                           2006        2005        2004        2003         2002
                                                             --------    --------    --------    --------     -------
Net asset value, beginning of period ....................    $  16.66    $  17.91    $  15.70    $  13.11     $ 13.28
                                                             --------    --------    --------    --------     -------
Income (loss) from investment operations
  Net investment income (d) .............................    $   0.41    $   0.37    $   0.32    $   0.29     $  0.31
  Net realized and unrealized gain (loss) on investments
    and foreign currency ................................        2.38        0.23        2.29        2.66       (0.23)
                                                             --------    --------    --------    --------     -------
      Total from investment operations ..................    $   2.79    $   0.60    $   2.61    $   2.95     $  0.08
                                                             --------    --------    --------    --------     -------
Less distributions declared to shareholders
  From net investment income ............................    $  (0.16)   $  (0.75)   $  (0.40)   $  (0.36)    $ (0.25)
  From net realized gain on investments and
    foreign currency transactions .......................       (1.18)      (1.10)         --          --          --
                                                             --------    --------    --------    --------     -------
      Total distributions declared to shareholders ......    $  (1.34)   $  (1.85)   $  (0.40)   $  (0.36)    $ (0.25)
                                                             --------    --------    --------    --------     -------
Net asset value, end of period ..........................    $  18.11    $  16.66    $  17.91    $  15.70     $ 13.11
                                                             ========    ========    ========    ========     =======
Total return (%) (k)(s) .................................       17.20        3.83       17.12       22.97        0.58
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ..........................................        0.93        0.92        0.89        0.94        0.90
  Net investment income .................................        2.41        2.18        1.97        2.06        2.34
Portfolio turnover (%) ..................................          76          78          86          93          84
Net assets at end of period (000 Omitted) ...............    $161,209    $161,143    $166,034    $156,675     $80,150

                                                                             Global Total Return Series
                                                              -------------------------------------------------------
                                                                                 Years Ended 12/31
                                                              -------------------------------------------------------
SERVICE CLASS SHARES                                            2006        2005        2004        2003        2002
                                                              -------     -------     -------     -------      ------
Net asset value, beginning of period ....................     $ 16.56     $ 17.82     $ 15.63     $ 13.08      $13.28
                                                              -------     -------     -------     -------      ------
Income (loss) from investment operations
  Net investment income (d) .............................     $  0.37     $  0.32     $  0.28     $  0.26      $ 0.27
  Net realized and unrealized gain (loss) on investments
    and foreign currency ................................        2.36        0.23        2.29        2.63       (0.22)
                                                              -------     -------     -------     -------      ------
      Total from investment operations ..................     $  2.73     $  0.55     $  2.57     $  2.89      $ 0.05
                                                              -------     -------     -------     -------      ------
Less distributions declared to shareholders
  From net investment income ............................     $ (0.12)    $ (0.71)    $ (0.38)    $ (0.34)     $(0.25)
  From net realized gain on investments and
    foreign currency transactions .......................       (1.18)      (1.10)         --          --          --
                                                              -------     -------     -------     -------      ------
      Total distributions declared to shareholders ......     $ (1.30)    $ (1.81)    $ (0.38)    $ (0.34)     $(0.25)
                                                              -------     -------     -------     -------      ------
Net asset value, end of period ..........................     $ 17.99     $ 16.56     $ 17.82     $ 15.63      $13.08
                                                              =======     =======     =======     =======      ======
Total return (%) (k)(s) .................................       16.91        3.54       16.88       22.53        0.41
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ..........................................        1.18        1.17        1.14        1.19        1.15
  Net investment income .................................        2.15        1.91        1.72        1.83        2.10
Portfolio turnover (%) ..................................          76          78          86          93          84
Net assets at end of period (000 Omitted) ...............     $18,637     $16,797     $14,460     $11,545      $5,699

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                          See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                           Government Securities Series
                                                             --------------------------------------------------------
                                                                                 Years Ended 12/31
                                                             --------------------------------------------------------
INITIAL CLASS SHARES                                           2006        2005        2004        2003        2002
                                                             --------    --------    --------    --------    --------
Net asset value, beginning of period ....................    $  12.84    $  13.16    $  13.44    $  13.85    $  13.28
                                                             --------    --------    --------    --------    --------
Income (loss) from investment operations
  Net investment income (d) .............................    $   0.56    $   0.56    $   0.54    $   0.44    $   0.58
  Net realized and unrealized gain (loss) on investments
    and foreign currency ................................       (0.12)      (0.26)      (0.07)      (0.14)       0.67
                                                             --------    --------    --------    --------    --------
      Total from investment operations ..................    $   0.44    $   0.30    $   0.47    $   0.30    $   1.25
                                                             --------    --------    --------    --------    --------
Less distributions declared to shareholders
  From net investment income ............................    $  (0.63)   $  (0.62)   $  (0.75)   $  (0.59)   $  (0.68)
  From net realized gain on investments and
    foreign currency transactions .......................          --          --          --       (0.12)         --
                                                             --------    --------    --------    --------    --------
      Total distributions declared to shareholders ......    $  (0.63)   $  (0.62)   $  (0.75)   $  (0.71)   $  (0.68)
                                                             --------    --------    --------    --------    --------
Net asset value, end of period ..........................    $  12.65    $  12.84    $  13.16    $  13.44    $  13.85
                                                             ========    ========    ========    ========    ========
Total return (%) (k) ....................................        3.68        2.30        3.76        2.15        9.80
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ..........................................        0.63        0.63        0.62        0.62        0.60
  Net investment income .................................        4.47        4.32        4.12        3.22        4.33
Portfolio turnover (%) ..................................          29          75          85         144         157
Net assets at end of period (000 Omitted) ...............    $351,906    $425,740    $493,616    $629,265    $877,180

                                                                           Government Securities Series
                                                             --------------------------------------------------------
                                                                                 Years Ended 12/31
                                                             --------------------------------------------------------
SERVICE CLASS SHARES                                           2006        2005        2004        2003        2002
                                                             --------    --------    --------    --------    -------
Net asset value, beginning of period ....................    $  12.77    $  13.10    $  13.38    $  13.81    $  13.27
                                                             --------    --------    --------    --------    --------
Income (loss) from investment operations
  Net investment income (d) .............................    $   0.53    $   0.53    $   0.51    $   0.36    $   0.51
  Net realized and unrealized gain (loss) on investments
    and foreign currency ................................       (0.12)      (0.27)      (0.07)      (0.10)       0.71
                                                             --------    --------    --------    --------    --------
      Total from investment operations ..................    $   0.41    $   0.26    $   0.44    $   0.26    $   1.22
                                                             --------    --------    --------    --------    --------
Less distributions declared to shareholders
  From net investment income ............................    $  (0.60)   $  (0.59)   $  (0.72)   $  (0.57)   $  (0.68)
  From net realized gain on investments and
    foreign currency transactions .......................          --          --          --       (0.12)         --
                                                             --------    --------    --------    --------    --------
      Total distributions declared to shareholders ......    $  (0.60)   $  (0.59)   $  (0.72)   $  (0.69)   $  (0.68)
                                                             --------    --------    --------    --------    --------
Net asset value, end of period ..........................    $  12.58    $  12.77    $  13.10    $  13.38    $  13.81
                                                             ========    ========    ========    ========    ========
Total return (%) (k) ....................................        3.47        2.01        3.55        1.87        9.55
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ..........................................        0.88        0.88        0.87        0.87        0.85
  Net investment income .................................        4.22        4.10        3.90        2.64        3.86
Portfolio turnover (%) ..................................          29          75          85         144         157
Net assets at end of period (000 Omitted) ...............    $309,162    $241,128    $204,488    $172,578    $132,071

(d) Per share data are based on average shares outstanding.

(f) Ratios do not reflect reductions from fees paid indirectly.

(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

                                          See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                                 High Yield Series
                                                             --------------------------------------------------------
                                                                                 Years Ended 12/31
                                                             --------------------------------------------------------
INITIAL CLASS SHARES                                           2006        2005        2004        2003        2002
                                                             --------    --------    --------    --------    --------
Net asset value, beginning of period ....................    $   6.83    $   7.32    $   7.27    $   6.56    $   7.05
                                                             --------    --------    --------    --------    --------
Income (loss) from investment operations
  Net investment income (d) .............................    $   0.48    $   0.49    $   0.52    $   0.54    $   0.61
  Net realized and unrealized gain (loss) on investments
    and foreign currency ................................        0.19       (0.36)       0.11        0.80       (0.42)
                                                             --------    --------    --------    --------    --------
      Total from investment operations ..................    $   0.67    $   0.13    $   0.63    $   1.34    $   0.19
                                                             --------    --------    --------    --------    --------
Less distributions declared to shareholders
  From net investment income ............................    $  (0.57)   $  (0.62)   $  (0.58)   $  (0.63)   $  (0.68)
                                                             --------    --------    --------    --------    --------
Net asset value, end of period ..........................    $   6.93    $   6.83    $   7.32    $   7.27    $   6.56
                                                             ========    ========    ========    ========    ========
Total return (%) (k)(r)(s) ..............................       10.39        2.19        9.54       21.44        2.70
Ratios (%) (to average net assets) and Supplemental data:
  Expenses before expense reductions (f) ................        0.85        0.86        0.83        0.83        0.82
  Expenses after expense reductions (f) .................        0.83         N/A         N/A         N/A         N/A
  Net investment income .................................        7.14        7.06        7.27        7.89        9.15
Portfolio turnover (%) ..................................          92          53          68          92          75
Net assets at end of period (000 Omitted) ...............    $224,412    $255,999    $319,653    $360,207    $305,487

                                                                                 High Yield Series
                                                             --------------------------------------------------------
                                                                                 Years Ended 12/31
                                                             --------------------------------------------------------
SERVICE CLASS SHARES                                           2006        2005        2004         2003        2002
                                                             --------    --------    --------     -------     -------
Net asset value, beginning of period ....................    $   6.79    $   7.28    $   7.23     $  6.53     $  7.04
                                                             --------    --------    --------     -------     -------
Income (loss) from investment operations
  Net investment income (d) .............................    $   0.46    $   0.47    $   0.49     $  0.51     $  0.58
  Net realized and unrealized gain (loss) on investments
    and foreign currency ................................        0.19       (0.36)       0.12        0.81       (0.41)
                                                             --------    --------    --------     -------     -------
      Total from investment operations ..................    $   0.65    $   0.11    $   0.61     $  1.32     $  0.17
                                                             --------    --------    --------     -------     -------
Less distributions declared to shareholders
  From net investment income ............................    $  (0.56)   $  (0.60)   $  (0.56)    $ (0.62)    $ (0.68)
                                                             --------    --------    --------     -------     -------
Net asset value, end of period ..........................    $   6.88    $   6.79    $   7.28     $  7.23     $  6.53
                                                             ========    ========    ========     =======     =======
Total return (%) (k)(r)(s) ..............................       10.04        1.93        9.37       21.21        2.37
Ratios (%) (to average net assets) and Supplemental data:
  Expenses before expense reductions (f) ................        1.10        1.11        1.08        1.08        1.07
  Expenses after expense reductions (f) .................        1.08         N/A         N/A         N/A         N/A
  Net investment income .................................        6.89        6.81        6.99        7.59        8.99
Portfolio turnover (%) ..................................          92          53          68          92          75
Net assets at end of period (000 Omitted) ...............    $131,839    $111,348    $109,914     $98,931     $44,533

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                          See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                            International Value Series
                                                             --------------------------------------------------------
                                                                                 Years Ended 12/31
                                                             --------------------------------------------------------
INITIAL CLASS SHARES                                           2006        2005         2004        2003        2002
                                                             --------    --------     -------     -------     -------
Net asset value, beginning of period ....................    $  17.39    $  15.58     $ 12.27     $  9.28     $  9.93
                                                             --------    --------     -------     -------     -------
Income (loss) from investment operations
  Net investment income (d) .............................    $   0.39    $   0.27     $  0.20     $  0.11     $  0.09
  Net realized and unrealized gain (loss) on investments
    and foreign currency ................................        4.54        2.03        3.21        2.98       (0.66)
                                                             --------    --------     -------     -------     -------
      Total from investment operations ..................    $   4.93    $   2.30     $  3.41     $  3.09     $ (0.57)
                                                             --------    --------     -------     -------     -------
Less distributions declared to shareholders
  From net investment income ............................    $  (0.24)   $  (0.18)    $ (0.10)    $ (0.10)    $ (0.08)
  From net realized gain on investments and
    foreign currency transactions .......................       (2.06)      (0.31)         --          --          --
                                                             --------    --------     -------     -------     -------
      Total distributions declared to shareholders ......    $  (2.30)   $  (0.49)    $ (0.10)    $ (0.10)    $ (0.08)
                                                             --------    --------     -------     -------     -------
Net asset value, end of period ..........................    $  20.02    $  17.39     $ 15.58     $ 12.27     $  9.28
                                                             ========    ========     =======     =======     =======
Total return (%) (k)(s) .................................       29.23       15.22       28.02(v)    33.63       (5.86)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ..........................................        1.11        1.13        1.15        1.28        1.24
  Net investment income .................................        2.09        1.67        1.52        1.06        0.91
Portfolio turnover (%) ..................................          55          46          65          84          80
Net assets at end of period (000 Omitted) ...............    $134,008    $108,418     $84,996     $61,108     $50,609

                                                                            International Value Series
                                                              -------------------------------------------------------
                                                                                 Years Ended 12/31
                                                              -------------------------------------------------------
SERVICE CLASS SHARES                                            2006        2005        2004        2003        2002
                                                              -------     -------      ------      ------      ------
Net asset value, beginning of period ....................     $ 17.32     $ 15.54      $12.24      $ 9.27      $ 9.93
                                                              -------     -------      ------      ------      ------
Income (loss) from investment operations
  Net investment income (d) .............................     $  0.34     $  0.22      $ 0.18      $ 0.07      $ 0.04
  Net realized and unrealized gain (loss) on investments
    and foreign currency ................................        4.53        2.02        3.20        2.98       (0.62)
                                                              -------     -------      ------      ------      ------
      Total from investment operations ..................     $  4.87     $  2.24      $ 3.38      $ 3.05      $(0.58)
                                                              -------     -------      ------      ------      ------
Less distributions declared to shareholders
  From net investment income ............................     $ (0.21)    $ (0.15)     $(0.08)     $(0.08)     $(0.08)
  From net realized gain on investments and
    foreign currency transactions .......................       (2.06)      (0.31)         --          --          --
                                                              -------     -------      ------      ------      ------
      Total distributions declared to shareholders ......     $ (2.27)    $ (0.46)     $(0.08)     $(0.08)     $(0.08)
                                                              -------     -------      ------      ------      ------
Net asset value, end of period ..........................     $ 19.92     $ 17.32      $15.54      $12.24      $ 9.27
                                                              =======     =======      ======      ======      ======
Total return (%) (k)(s) .................................       28.95       14.86       27.82(v)    33.20       (5.97)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ..........................................        1.36        1.39        1.40        1.53        1.49
  Net investment income .................................        1.84        1.37        1.31        0.67        0.44
Portfolio turnover (%) ..................................          55          46          65          84          80
Net assets at end of period (000 Omitted) ...............     $14,973     $10,994      $6,805      $4,646      $2,246

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(v) During the year ended December 31, 2004, the series received a payment from the investment adviser to reimburse the series for losses on investments not meeting the investment guidelines of the series. If this loss had been incurred, the total returns would have been approximately 28.01% and 27.81% for the Initial Class and Service
    Class, respectively.

                                          See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                                       Money Market Series
                                                               ------------------------------------------------------------------
                                                                                        Years Ended 12/31
                                                               ------------------------------------------------------------------
INITIAL CLASS SHARES                                             2006            2005            2004         2003         2002
                                                               --------        --------        --------     --------     --------
Net asset value, beginning of period ......................    $   1.00        $   1.00        $   1.00     $   1.00     $   1.00
                                                               --------        --------        --------     --------     --------
Income (loss) from investment operations
  Net investment income (d) ...............................    $   0.04        $   0.03        $   0.01     $   0.01     $   0.01
  Net realized and unrealized gain (loss) on investments ..       (0.00)(w)       (0.00)(w)          --           --           --
                                                               --------        --------        --------     --------     --------
      Total from investment operations ....................    $   0.04        $   0.03        $   0.01     $   0.01     $   0.01
                                                               --------        --------        --------     --------     --------
Less distributions declared to shareholders
  From net investment income ..............................    $  (0.04)       $  (0.03)       $  (0.01)    $  (0.01)    $  (0.01)
                                                               --------        --------        --------     --------     --------
Net asset value, end of period ............................    $   1.00        $   1.00        $   1.00     $   1.00     $   1.00
                                                               ========        ========        ========     ========     ========
Total return (%) (k)(r) ...................................        4.59            2.72            0.83         0.63         1.27
Ratios (%) (to average net assets) and Supplemental data:
  Expenses before expense reductions (f) ..................        0.59            0.60            0.58         0.57         0.57
  Expenses after expense reductions (f) ...................         N/A            0.60             N/A          N/A          N/A
  Net investment income ...................................        4.52            2.65            0.79         0.64         1.27
Net assets at end of period (000 Omitted) .................    $283,055        $241,684        $282,595     $426,154     $690,127

                                                                                       Money Market Series
                                                               ------------------------------------------------------------------
                                                                                        Years Ended 12/31
                                                               ------------------------------------------------------------------
SERVICE CLASS SHARES                                             2006            2005            2004        2003           2002
                                                               --------        --------        -------     -------        -------
Net asset value, beginning of period ......................    $   1.00        $   1.00        $  1.00     $  1.00        $  1.00
                                                               --------        --------        -------     -------        -------
Income (loss) from investment operations
  Net investment income (d) ...............................    $   0.04        $   0.02        $  0.01     $  0.00(w)     $  0.01
  Net realized and unrealized gain (loss) on investments ..       (0.00)(w)       (0.00)(w)         --         --              --
                                                               --------        --------        -------     -------        -------
      Total from investment operations ....................    $   0.04        $   0.02        $  0.01     $  0.00(w)     $  0.01
                                                               --------        --------        -------     -------        -------
Less distributions declared to shareholders
  From net investment income ..............................    $  (0.04)       $  (0.02)       $ (0.01)    $ (0.00)(w)    $ (0.01)
                                                               --------        --------        -------     -------        -------
Net asset value, end of period ............................    $   1.00        $   1.00        $  1.00     $  1.00        $  1.00
                                                               ========        ========        =======     =======        =======
Total return (%) (k)(r) ...................................        4.33            2.46           0.57        0.38           1.02
Ratios (%) (to average net assets) and Supplemental data:
  Expenses before expense reductions (f) ..................        0.84            0.85           0.82        0.82           0.82
  Expenses after expense reductions (f) ...................         N/A            0.85            N/A         N/A            N/A
  Net investment income ...................................        4.28            2.49           0.63        0.37           0.99
Net assets at end of period (000 Omitted) .................    $163,515        $123,232        $87,785     $49,380        $52,745

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r) Certain expenses have been reduced without which performance would have been lower.
(w) Per share amount was less than $0.01.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class
(assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                              Strategic Income Series
                                                              -------------------------------------------------------
                                                                                 Years Ended 12/31
                                                              -------------------------------------------------------
INITIAL CLASS SHARES                                            2006        2005        2004        2003        2002
                                                              -------     -------     -------     -------     -------
Net asset value, beginning of period ....................     $ 10.71     $ 11.42     $ 11.12     $ 10.31     $ 10.04
                                                              -------     -------     -------     -------     -------
Income (loss) from investment operations
  Net investment income (d) .............................     $  0.57     $  0.58     $  0.61     $  0.59     $  0.57
  Net realized and unrealized gain (loss) on investments
    and foreign currency ................................        0.11       (0.39)       0.23        0.71        0.16
                                                              -------     -------     -------     -------     -------
      Total from investment operations ..................     $  0.68     $  0.19     $  0.84     $  1.30     $  0.73
                                                              -------     -------     -------     -------     -------
Less distributions declared to shareholders
  From net investment income ............................     $ (0.66)    $ (0.80)    $ (0.54)    $ (0.49)    $ (0.46)
  From net realized gain on investments and
    foreign currency transactions .......................       (0.12)      (0.10)         --          --          --
                                                              -------     -------     -------     -------     -------
      Total distributions declared to shareholders ......     $ (0.78)    $ (0.90)    $ (0.54)    $ (0.49)    $ (0.46)
                                                              -------     -------     -------     -------     -------
Net asset value, end of period ..........................     $ 10.61     $ 10.71     $ 11.42     $ 11.12     $ 10.31
                                                              =======     =======     =======     =======     =======
Total return (%) (k)(s) .................................        6.71        1.89        8.04       12.89        7.52
Ratios (%) (to average net assets) and Supplemental data:
  Expenses before expense reductions (f) ................        0.97        0.97        0.91        0.90        0.86
  Expenses after expense reductions (f) .................        0.95         N/A         N/A         N/A         N/A
  Net investment income .................................        5.44        5.33        5.55        5.58        5.74
Portfolio turnover (%) ..................................          64          66          74         127         137
Net assets at end of period (000 Omitted) ...............     $54,423     $59,707     $66,248     $67,547     $56,980

                                                                              Strategic Income Series
                                                              -------------------------------------------------------
                                                                                 Years Ended 12/31
                                                              -------------------------------------------------------
SERVICE CLASS SHARES                                            2006        2005        2004        2003        2002
                                                              -------     -------     -------     -------     -------
Net asset value, beginning of period ....................     $ 10.64     $ 11.35     $ 11.06     $ 10.28     $ 10.03
                                                              -------     -------     -------     -------     -------
Income (loss) from investment operations
  Net investment income (d) .............................     $  0.54     $  0.55     $  0.59     $  0.57     $  0.53
  Net realized and unrealized gain (loss) on investments
    and foreign currency ................................        0.11       (0.39)       0.22        0.68        0.18
                                                              -------     -------     -------     -------     -------
      Total from investment operations ..................     $  0.65     $  0.16     $  0.81     $  1.25     $  0.71
                                                              -------     -------     -------     -------     -------
Less distributions declared to shareholders
  From net investment income ............................     $ (0.63)    $ (0.77)    $ (0.52)    $ (0.47)    $ (0.46)
  From net realized gain on investments and
    foreign currency transactions .......................       (0.12)      (0.10)         --          --          --
                                                              -------     -------     -------     -------     -------
      Total distributions declared to shareholders ......     $ (0.75)    $ (0.87)    $ (0.52)    $ (0.47)    $ (0.46)
                                                              -------     -------     -------     -------     -------
Net asset value, end of period ..........................     $ 10.54     $ 10.64     $ 11.35     $ 11.06     $ 10.28
                                                              =======     =======     =======     =======     =======
Total return (%) (k)(s) .................................        6.45        1.61        7.83       12.48        7.31
Ratios (%) (to average net assets) and Supplemental data:
  Expenses before expense reductions (f) ................        1.22        1.22        1.16        1.15        1.11
  Expenses after expense reductions (f) .................        1.19         N/A         N/A         N/A         N/A
  Net investment income .................................        5.19        5.08        5.31        5.36        5.41
Portfolio turnover (%) ..................................          64          66          74         127         137
Net assets at end of period (000 Omitted) ...............     $21,949     $22,643     $24,184     $21,008     $12,979

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                          See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION
The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of twenty-eight separate series (the series) of shares: Bond Series*, Capital Appreciation Series, Capital Opportunities Series, Core Equity Series, Emerging Growth Series, Emerging Markets Equity Series*, Global Governments Series*, Global Growth Series, Global Total Return Series*, Government Securities Series*, High Yield Series*, International Growth Series, International Value Series*, Massachusetts Investors Growth Stock Series, Massachusetts Investors Trust Series, Mid Cap Growth Series, Mid Cap Value Series, Money Market Series*, New Discovery Series, Research Series, Research International Series, Strategic Growth Series, Strategic Income Series*, Strategic Value Series, Technology Series, Total Return Series, Utilities Series and Value Series. The shares of each series are sold only to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies.

The series denoted with an asterisk above are included within these financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The High Yield Series can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher- rated securities and tend to be more sensitive to economic conditions. Each series (except the Money Market Series and Government Securities Series) can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations - Money market instruments are valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. Each money market fund's use of amortized cost is subject to the fund's compliance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost value of an instrument can be different from the market value of an instrument. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which they are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which they are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Swaps are generally valued at a broker-dealer bid quotation. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the series, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in each series' financial statements.

Repurchase Agreements - Each series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Each series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. Each series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. Each series, along with other affiliated entities of Massachusetts Financial Services Company
(MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities - Certain series invest in inflation-adjusted debt securities issued by the U.S. Treasury. Certain series may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk - Certain series may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When each series uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

Purchased Options - Certain series may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the series' exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Futures Contracts - Certain series may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, each series is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by each series each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by each series. Upon entering into such contracts, each series bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the series may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts - Certain series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. Each series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, each series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. Each series may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, each series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Swap Agreements - Certain series may enter into swap agreements. A swap is an exchange of cash payments between the series and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with each series' custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by each series with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

Credit Default Swaps - In a credit default swap, one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. Each series may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

Security Loans - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of certain series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides certain series with indemnification against Borrower default. Each series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Loans and Other Direct Debt Instruments - Certain series may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the series to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications - Under each series' organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the series. Additionally, in the normal course of business, each series enters into agreements with service providers that may contain indemnification clauses. Each series' maximum exposure under these agreements is unknown as this would involve future claims that may be made against the series that have not yet occurred.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the series at a future date, usually beyond customary settlement time. Interest income is recorded on the accrual basis. For Money Market Series, all premium and discount is amortized and accreted for financial statement purposes and tax reporting purposes in accordance with generally accepted accounting principles and federal tax regulations, respectively. For all other series, all premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles; and all discount is accreted for tax reporting purposes as required by federal income tax regulations. Certain series earn certain fees in connection with their floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the series is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Certain series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

Certain series may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The series holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the series may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the series' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

Certain series may enter into "TBA" (to be announced) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Fees Paid Indirectly - Each series' custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. This amount, for the year ended December 31, 2006, is shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions - Each series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, defaulted bonds, passive foreign investment companies, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, derivative transactions, and foreign taxes.

The tax character of distributions declared to shareholders is as follows:

                                                                                   Emerging Markets
                                                         Bond Series                Equity Series         Global Governments Series
                                                 --------------------------   -------------------------   -------------------------
                                                   12/31/06       12/31/05      12/31/06      12/31/05      12/31/06      12/31/05
-----------------------------------------------------------------------------------------------------------------------------------
Ordinary income (including any short-term
  capital gains) .............................   $12,531,880    $14,157,639   $ 6,817,904   $   488,024   $   458,662   $ 6,705,443
Long-term capital gain .......................     1,203,795      3,592,851     9,678,740       272,379            --        96,874
                                                 -----------    -----------   -----------   -----------   -----------   -----------
  Total distributions ........................   $13,735,675    $17,750,490   $16,496,644   $   760,403   $   458,662   $ 6,802,317
                                                 ===========    ===========   ===========   ===========   ===========   ===========

                                                                                      Government
                                                 Global Total Return Series       Securities Series           High Yield Series
                                                 --------------------------   -------------------------   -------------------------
                                                   12/31/06       12/31/05      12/31/06      12/31/05      12/31/06      12/31/05
-----------------------------------------------------------------------------------------------------------------------------------
Ordinary income (including any short-term
  capital gains) .............................   $ 2,629,612    $10,130,137   $31,964,775   $31,699,880   $29,158,470   $31,907,573
Long-term capital gain .......................    10,609,279      8,623,607        --            --            --            --
                                                 -----------    -----------   -----------   -----------   -----------   -----------
  Total distributions ........................   $13,238,891    $18,753,744   $31,964,775   $31,699,880   $29,158,470   $31,907,573
                                                 ===========    ===========   ===========   ===========   ===========   ===========

                                                 International Value Series      Money Market Series       Strategic Income Series
                                                 --------------------------   -------------------------   -------------------------
                                                   12/31/06       12/31/05      12/31/06      12/31/05      12/31/06      12/31/05
-----------------------------------------------------------------------------------------------------------------------------------
Ordinary income (including any short-term
  capital gains) .............................   $ 6,463,756    $ 1,161,124   $17,603,606   $ 9,660,955   $ 4,885,515   $ 6,201,359
Long-term capital gain .......................     9,464,425      2,077,175        --            --           618,624       625,839
                                                 -----------    -----------   -----------   -----------   -----------   -----------
  Total distributions ........................   $15,928,181    $ 3,238,299   $17,603,606   $ 9,660,955   $ 5,504,139   $ 6,827,198
                                                 ===========    ===========   ===========   ===========   ===========   ===========

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                                                         Emerging          Global
                                                         Bond         Markets Equity    Governments
AS OF 12/31/06                                          Series            Series           Series
---------------------------------------------------------------------------------------------------
Cost of investments .............................    $196,572,458       $83,514,883     $43,443,352
                                                     ------------       -----------     -----------
Gross appreciation ..............................       2,071,544        26,494,207         743,588
Gross depreciation ..............................      (3,512,810)         (335,194)       (192,621)
                                                     ------------       -----------     -----------
Net unrealized appreciation (depreciation) ......    $ (1,441,266)      $26,159,013     $   550,967
                                                     ============       ===========     ===========
Undistributed ordinary income ...................    $ 11,541,219       $ 5,671,957     $   827,707
Undistributed long-term capital gain ............         --             18,659,597              --
Capital loss carryforwards ......................      (2,113,205)           --            (535,220)
Other temporary differences .....................         --                (68,341)        (93,827)

                                                        Global          Government          High
                                                     Total Return       Securities         Yield
AS OF 12/31/06                                          Series            Series           Series
----------------------------------------------------------------------------------------------------
Cost of investments .............................    $166,581,001      $664,078,656     $347,505,522
                                                     ------------      ------------     ------------
Gross appreciation ..............................      25,250,862         5,846,943        8,660,367
Gross depreciation ..............................      (2,495,702)      (15,460,411)      (2,601,135)
                                                     ------------      ------------     ------------
Net unrealized appreciation (depreciation) ......    $ 22,755,160      $ (9,613,468)    $  6,059,232
                                                     ============      ============     ============
Undistributed ordinary income ...................    $  4,461,737      $ 31,661,266     $ 25,367,348
Undistributed long-term capital gain ............      15,054,983           --               --
Capital loss carryforwards ......................      (6,387,222)      (13,802,724)    (109,174,069)
Other temporary differences .....................        (140,223)         (151,530)          (1,945)

                                                     International        Money          Strategic
                                                         Value            Market          Income
AS OF 12/31/06                                           Series           Series          Series
---------------------------------------------------------------------------------------------------
Cost of investments .............................    $139,540,939      $444,437,129     $73,594,289
                                                     ------------      ------------     -----------
Gross appreciation ..............................      33,917,304           --            2,013,510
Gross depreciation ..............................      (4,111,542)          --             (785,320)
                                                     ------------      ------------     -----------
Net unrealized appreciation (depreciation) ......    $ 29,805,762      $    --          $ 1,228,190
                                                     ============      ============     ===========
Undistributed ordinary income ...................    $  7,185,471      $      1,238     $ 3,958,435
Undistributed long-term capital gain ............      17,654,953           --               --
Capital loss carryforwards ......................         --                   (766)       (500,150)
Other temporary differences .....................         (35,751)          --             (200,454)

As of December 31, 2006, the following series had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                                                    Global        Global       Government         High         Money    Strategic
                                       Bond       Government   Total Return    Securities         Yield        Market     Income
EXPIRATION DATE                       Series        Series       Series(a)       Series           Series       Series     Series
---------------------------------------------------------------------------------------------------------------------------------
12/31/07 .......................   $    --        $   --       $    --        $    --         $  (6,145,967)   $ --     $   --
12/31/08 .......................        --            --          (658,824)        --            (6,617,797)     --
12/31/09 .......................        --            --        (5,728,398)        --           (37,568,488)    (429)       --
12/31/10 .......................        --            --            --             --           (46,740,625)     --         --
12/31/11 .......................        --            --            --          (4,003,424)         --          (271)       --
12/31/12 .......................        --            --            --          (3,805,608)         --           (66)       --
12/31/13 .......................        --            --            --          (4,142,507)      (5,089,839)     --         --
12/31/14 .......................    (2,113,205)    (535,220)        --          (1,851,185)      (7,011,353)     --      (500,150)
                                   -----------    ---------    -----------    ------------    -------------    -----    ---------
                                   $(2,113,205)   $(535,220)   $(6,387,222)   $(13,802,724)   $(109,174,069)   $(766)   $(500,150)
                                   ===========    =========    ===========    ============    =============    =====    =========

(a) The availability of a portion of the capital loss carryforwards, which were acquired on September 5, 2003, in connection with the Global Asset Allocation Fund merger, may be limited in a given year.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the series, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the series' financial statements.

Multiple Classes of Shares of Beneficial Interest - Each series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

Investment Adviser - Each series has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities. The management fee is computed daily and paid monthly at an annual rate based on a percentage of each series' average daily net assets as follows:

Bond Series: The management fee is 0.60% of average daily net assets.

Emerging Markets Equity Series: The management fee is 1.05% of the first $500 million of average daily net assets and 1.00% of average daily net assets in excess of $500 million.

Global Governments Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Global Total Return Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Government Securities Series: The management fee is 0.55% of the first $1 billion of average daily net assets and 0.50% of average daily net assets in excess of $1 billion.

High Yield Series: The management fee is 0.75% of average daily net assets. At the commencement of the period, and until August 31, 2006, the investment adviser had agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. Effective September 1, 2006, the investment adviser has agreed in writing to reduce its management fee to 0.70% of the first $1.0 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. This written agreement will continue through August 31, 2007 unless changed or rescinded by the series' Board of Trustees. This management fee reduction amounts to $58,752, which is shown as a reduction of total expense in the Statement of Operations.

International Value Series: The management fee is 0.90% of the first $1 billion of average daily net assets, 0.80% of the next $1 billion of average daily net assets and 0.70% of average daily net assets in excess of $2 billion.

Money Market Series: The management fee is 0.50% of average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.45% of average daily net assets in excess of $500 million. This written agreement may be rescinded only upon consent of the series' Board of Trustees. For the year ended December 31, 2006, the series' average daily net assets did not exceed $500 million and therefore, the management fee was not reduced.

Strategic Income Series: The management fee is 0.75% of the first $1.0 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. At the commencement of the period, and until August 31, 2006, the investment adviser had agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $500 million. Effective September 1, 2006, the investment adviser has agreed in writing to reduce its management fee to 0.70% of the first $1.0 billion of average daily net assets. This written agreement will continue through August 31, 2007 unless changed or rescinded by the series' Board of Trustees. This management fee reduction amounts to $12,810, which is shown as a reduction of total expense in the Statement of Operations.

Effective September 1, 2006, the investment adviser has agreed in writing to pay a portion of certain series' operating expenses, exclusive of certain other fees and expenses, such that the total annual operating expenses of these series do not exceed the expense limitations indicated below, based on the average daily net assets of such series. The management fees incurred for the year ended December 31, 2006 were equivalent to an annual effective rate of each series' average daily net assets as follows. In addition, the expense limitations incurred for the year ended December 31, 2006 were as follows:

                                       Effective   Initial Class   Service Class
                                      Management      Expense         Expense
                                         Fees        Limitation      Limitation
--------------------------------------------------------------------------------
Bond Series .......................      0.60%          N/A             N/A
Emerging Markets Equity Series ....      1.05%          N/A             N/A
Global Governments Series .........      0.75%        1.00%(a)        1.25%(a)
Global Total Return Series ........      0.75%          N/A             N/A
Government Securities Series ......      0.55%        1.00%(a)        1.25%(a)
High Yield Series .................      0.73%        1.00%(a)        1.25%(a)
International Value Series ........      0.90%          N/A             N/A
Money Market Series ...............      0.50%        0.60%(a)        0.85%(a)
Strategic Income Series ...........      0.73%        0.90%(b)        1.15%(b)

(a) MFS' agreement to limit the series' operating expenses, exclusive of certain other fees and expenses, to 1.25% of the series' average daily net assets is contained in the investment advisory agreement between MFS and the series and may not be rescinded without shareholder approval. MFS' agreement to limit the series' operating expenses, exclusive of certain other fees and expenses, to 1.00% of the series' average daily net assets attributable to Initial Class shares (0.60% for Money Market Series Initial Class shares and 0.85% for Money Market Series Service Class shares) may be changed or rescinded at any time by MFS.
(b) This written agreement became effective on September 1, 2006, and will continue through August 31, 2007 unless changed or rescinded by the series' Board of Trustees.

For the year ended December 31, 2006, these reductions amounted to the following for each series and is reflected as a reduction of total expenses in the Statements of Operations:

                                                                       Expense
                                                                      Reduction
-------------------------------------------------------------------------------
Global Government Series ........................................      $61,974
Strategic Income Series .........................................      $ 4,278

For the year ended December 31, 2006, the actual operating expenses for Government Securities Series, High Yield Series, and Money Market Series did not exceed the limit and therefore, the investment adviser did not pay any portion of these series' expenses.

Distributor - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that each series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the series' Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each series. Under an administrative services agreement, each series partially reimburses MFS the costs incurred to provide these services. Prior to June 1, 2006, each series was allocated a portion of these administrative costs based on its size and relative average net assets. Effective June 1, 2006, each series is charged an annual fixed amount of $10,000 plus a fee based on calendar year average net assets.

The administrative services fee incurred for the year ended December 31, 2006 was equivalent to an annual effective rate of each series' average daily net assets as follows.

                                                                 % of Average
                                                               Daily Net Assets
-------------------------------------------------------------------------------
Bond Series ...............................................         0.0247%
Emerging Markets Equity Series ............................         0.0244%
Global Governments Series .................................         0.0242%
Global Total Return Series ................................         0.0248%
Government Securities Series ..............................         0.0242%
High Yield Series .........................................         0.0246%
International Value Series ................................         0.0249%
Money Market Series .......................................         0.0250%
Strategic Income Series ...................................         0.0245%

Trustees' and Officers' Compensation - Each series pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each series does not pay compensation directly to trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and trustees of the series are officers or directors of MFS, MFD, and MFSC.

Other - These series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the year ended December 31, 2006, payments made by the series to Tarantino LLC amounted to the following and are included in the miscellaneous expense on the Statements of Operations:

                                                                       ICCO Fee
-------------------------------------------------------------------------------
Bond Series .......................................................     $1,061
Emerging Markets Equity Series ....................................        524
Global Governments Series .........................................        242
Global Total Return Series ........................................        909
Government Securities Series ......................................      3,382
High Yield Series .................................................      1,814
International Value Series ........................................        696
Money Market Series ...............................................      2,045
Strategic Income Series ...........................................        401

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                                                        Emerging          Global
                                                                         Bond        Markets Equity    Governments     Global Total
                                                                        Series           Series           Series      Return Series
-----------------------------------------------------------------------------------------------------------------------------------
Purchases
U.S. government securities ......................................    $  6,733,178     $         --     $18,210,239     $ 31,050,608
Investments (non-U.S. government securities) ....................    $ 89,034,409     $111,955,027     $26,805,538     $ 91,390,280

Sales
U.S. government securities ......................................    $ 14,779,065     $         --     $15,819,245     $ 26,737,741
Investments (non-U.S. government securities) ....................    $ 99,959,169     $120,997,622     $36,303,651     $122,192,574

                                                                      Government
                                                                      Securities       High Yield     International   Strategic
                                                                        Series           Series        Value Series   Income Series
-----------------------------------------------------------------------------------------------------------------------------------
Purchases
U.S. government securities ......................................    $186,019,868     $  6,945,838     $        --     $   547,566
Investments (non-U.S. government securities) ....................    $     60,366     $300,257,114     $72,870,125     $47,756,526

Sales
U.S. government securities ......................................    $186,137,372     $         --     $        --     $ 3,731,938
Investments (non-U.S. government securities) ....................    $  2,548,037     $321,765,611     $74,657,102     $53,010,575

Purchases and sales of investments for the Money Market Series, which consist solely of short-term obligations, amounted to
$6,070,800,047 and $5,978,435,257, respectively, excluding repurchase agreements.

(5) SHARES OF BENEFICIAL INTEREST

Each series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                                Bond Series                                Emerging Markets Equity Series
                            --------------------------------------------------   --------------------------------------------------
                               Year ended 12/31/06       Year ended 12/31/05        Year ended 12/31/06       Year ended 12/31/05
                            ------------------------  ------------------------   ------------------------  ------------------------
                              Shares       Amount       Shares       Amount        Shares       Amount       Shares       Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class ..........     511,623  $  5,696,273     532,824  $  6,159,640      461,878  $ 10,944,669     750,581  $ 13,792,728
  Service Class ..........     757,341     8,481,493     709,728     8,260,306      373,697     8,407,231     162,593     3,056,316
                            ----------  ------------  ----------  ------------   ----------  ------------  ----------  ------------
                             1,268,964  $ 14,177,766   1,242,552  $ 14,419,946      835,575  $ 19,351,900     913,174  $ 16,849,044
                            ==========  ============  ==========  ============   ==========  ============  ==========  ============
Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class ..........     830,955  $  8,783,191   1,078,209  $ 12,054,378      612,703  $ 14,263,714      41,967  $    691,621
  Service Class ..........     471,216     4,952,484     511,780     5,696,112       96,580     2,232,930       4,191        68,782
                            ----------  ------------  ----------  ------------   ----------  ------------  ----------  ------------
                             1,302,171  $ 13,735,675   1,589,989  $ 17,750,490      709,283  $ 16,496,644      46,158  $    760,403
                            ==========  ============  ==========  ============   ==========  ============  ==========  ============
Shares reacquired
  Initial Class ..........  (3,130,238) $(34,566,125) (2,532,487) $(29,446,090)  (1,220,180) $(26,542,036)   (576,657) $(10,304,020)
  Service Class ..........  (1,035,814)  (11,365,825)   (627,154)   (7,218,717)    (165,472)   (3,635,812)    (81,283)   (1,471,543)
                            ----------  ------------  ----------  ------------   ----------  ------------  ----------  ------------
                            (4,166,052) $(45,931,950) (3,159,641)  (36,664,807)  (1,385,652)  (30,177,848)   (657,940)  (11,775,563)
                            ==========  ============  ==========  ============   ==========  ============  ==========  ============
Net change
  Initial Class ..........  (1,787,660)  (20,086,661)   (921,454)  (11,232,072)    (145,599) $ (1,333,653)    215,891  $  4,180,329
  Service Class ..........     192,743     2,068,152     594,354     6,737,701      304,805     7,004,349      85,501     1,653,555
                            ----------  ------------  ----------  ------------   ----------  ------------  ----------  ------------
                            (1,594,917) $(18,018,509)   (327,100) $ (4,494,371)     159,206  $  5,670,696     301,392  $  5,833,884
                            ==========  ============  ==========  ============   ==========  ============  ==========  ============

                                         Global Governments Series                           Global Total Return Series
                            --------------------------------------------------   --------------------------------------------------
                               Year ended 12/31/06       Year ended 12/31/05        Year ended 12/31/06       Year ended 12/31/05
                            ------------------------  ------------------------   ------------------------  ------------------------
                              Shares       Amount       Shares       Amount        Shares       Amount       Shares       Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class ..........     235,784  $  2,493,032     338,069  $  3,864,329      279,698  $  4,847,132     617,589  $ 10,572,346
  Service Class ..........     128,161     1,333,249      86,041       967,223      175,674     2,986,285     220,372     3,625,886
                            ----------  ------------  ----------  ------------   ----------  ------------  ----------  ------------
                               363,945  $  3,826,281     424,110  $  4,831,552      455,372  $  7,833,417     837,961  $ 14,198,232
                            ==========  ============  ==========  ============   ==========  ============  ==========  ============
Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class ..........      39,420  $    417,067     575,169  $  6,298,096      702,206  $ 12,014,738   1,081,368  $ 17,247,815
  Service Class ..........       3,961        41,595      46,301       504,221       71,882     1,224,153      94,772     1,505,929
                            ----------  ------------  ----------  ------------   ----------  ------------  ----------  ------------
                                43,381  $    458,662     621,470  $  6,802,317      774,088  $ 13,238,891   1,176,140  $ 18,753,744
                            ==========  ============  ==========  ============   ==========  ============  ==========  ============
Shares reacquired
  Initial Class ..........  (1,256,568) $(13,131,770) (1,233,242) $(13,475,400)  (1,752,724) $(30,164,017) (1,292,942) $(21,543,832)
  Service Class ..........    (189,097)   (1,971,128)   (109,455)   (1,200,068)    (225,954)   (3,865,166)   (112,149)   (1,876,440)
                            ----------  ------------  ----------  ------------   ----------  ------------  ----------  ------------
                            (1,445,665) $(15,102,898) (1,342,697) $(14,675,468)  (1,978,678) $(34,029,183) (1,405,091) $(23,420,272)
                            ==========  ============  ==========  ============   ==========  ============  ==========  ============
Net change
  Initial Class ..........    (981,364) $(10,221,671)   (320,004) $ (3,312,975)    (770,820) $(13,302,147)    406,015  $  6,276,329
  Service Class ..........     (56,975)     (596,284)     22,887       271,376       21,602       345,272     202,995     3,255,375
                            ----------  ------------  ----------  ------------   ----------  ------------  ----------  ------------
                            (1,038,339) $(10,817,955)   (297,117) $ (3,041,599)    (749,218)  (12,956,875)    609,010  $  9,531,704
                            ==========  ============  ==========  ============   ==========  ============  ==========  ============

                                  Government Securities Series                                 High Yield Series
                     -----------------------------------------------------  ------------------------------------------------------
                        Year ended 12/31/06         Year ended 12/31/05        Year ended 12/31/06          Year ended 12/31/05
                     --------------------------  -------------------------  -------------------------   --------------------------
                        Shares        Amount       Shares        Amount        Shares       Amount         Shares        Amount
----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class ....   1,901,707  $  23,886,222   1,930,095  $  25,145,323    1,957,194  $ 12,923,475     2,797,916  $  18,918,498
  Service Class ....   5,845,549     73,153,904   3,834,346     49,457,894    5,001,880    33,148,087     5,365,903     36,088,400
                     -----------  -------------  ----------  -------------  -----------  ------------   -----------  -------------
                       7,747,256  $  97,040,126   5,764,441  $  74,603,217    6,959,074  $ 46,071,562     8,163,819  $  55,006,898
                     ===========  =============  ==========  =============  ===========  ============   ===========  =============
Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class ....   1,620,133  $  19,538,803   1,730,845  $  21,947,118    3,011,032  $ 19,601,820     3,668,551  $  23,882,264
  Service Class ....   1,034,635     12,425,972     771,579      9,752,762    1,474,792     9,556,650     1,238,473      8,025,309
                     -----------  -------------  ----------  -------------  -----------  ------------   -----------  -------------
                       2,654,768  $  31,964,775   2,502,424  $  31,699,880    4,485,824  $ 29,158,470     4,907,024  $  31,907,573
                     ===========  =============  ==========  =============  ===========  ============   ===========  =============
Shares reacquired
  Initial Class ....  (8,870,465) $(111,053,317) (8,002,617) $(103,478,662) (10,062,177) $(67,473,253)  (12,661,076) $ (88,241,247)
  Service Class ....  (1,186,471)   (14,804,209) (1,336,977)   (17,288,700)  (3,723,299)  (24,207,653)   (5,307,145)   (36,840,397)
                     -----------  -------------  ----------  -------------  -----------  ------------   -----------  -------------
                     (10,056,936) $(125,857,526) (9,339,594) $(120,767,362) (13,785,476) $(91,680,906)  (17,968,221) $(125,081,644)
                     ===========  =============  ==========  =============  ===========  ============   ===========  =============
Net change
  Initial Class ....  (5,348,625) $ (67,628,292) (4,341,677) $ (56,386,221)  (5,093,951) $(34,947,958)   (6,194,609) $ (45,440,485)
  Service Class ....   5,693,713     70,775,667   3,268,948     41,921,956    2,753,373    18,497,084     1,297,231      7,273,312
                     -----------  -------------  ----------  -------------  -----------  ------------   -----------  -------------
                         345,088  $   3,147,375  (1,072,729) $ (14,464,265)  (2,340,578) $(16,450,874)   (4,897,378) $ (38,167,173)
                     ===========  =============  ==========  =============  ===========  ============   ===========  =============

                                    International Value Series                                Money Market Series
                        -------------------------------------------------  --------------------------------------------------------
                           Year ended 12/31/06      Year ended 12/31/05        Year ended 12/31/06          Year ended 12/31/05
                        ------------------------  -----------------------  ---------------------------  ---------------------------
                          Shares       Amount       Shares      Amount        Shares         Amount        Shares         Amount
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class ......     665,273  $ 12,343,355  1,186,772  $ 18,986,115   131,247,795  $ 131,247,749    70,048,871  $  70,048,871
  Service Class ......     230,239     4,243,515    244,374     3,868,563    84,823,109     84,823,094    77,065,752     77,065,752
                        ----------  ------------  ---------  ------------  ------------  -------------  ------------  -------------
                           895,512  $ 16,586,870  1,431,146  $ 22,854,678   216,070,904  $ 216,070,843   147,114,623  $ 147,114,623
                        ==========  ============  =========  ============  ============  =============  ============  =============
Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class ......     764,074  $ 14,379,864    197,356  $  2,997,834    11,590,459  $  11,590,505     6,992,613  $   6,992,613
  Service Class ......      82,577     1,548,317     15,861       240,465     6,013,081      6,013,101     2,668,342      2,668,342
                        ----------  ------------  ---------  ------------  ------------  -------------  ------------  -------------
                           846,651  $ 15,928,181    213,217  $  3,238,299    17,603,540  $  17,603,606     9,660,955  $   9,660,955
                        ==========  ============  =========  ============  ============  =============  ============  =============
Shares reacquired
  Initial Class ......    (972,963) $(17,817,104)  (602,285) $ (9,717,718) (101,466,658) $(101,466,658) (117,952,563) $(117,952,563)
  Service Class ......    (195,932)   (3,616,262)   (63,452)   (1,022,209)  (50,553,304)   (50,553,304)  (44,286,909)   (44,286,909)
                        ----------  ------------  ---------  ------------  ------------  -------------  ------------  -------------
                        (1,168,895) $(21,433,366)  (665,737) $(10,739,927) (152,019,962) $(152,019,962) (162,239,472) $(162,239,472)
                        ==========  ============  =========  ============  ============  =============  ============  =============
Net change
  Initial Class ......     456,384    $8,906,115    781,843  $ 12,266,231    41,371,596  $  41,371,596   (40,911,079) $ (40,911,079)
  Service Class ......     116,884     2,175,570    196,783     3,086,819    40,282,886     40,282,891    35,447,185     35,447,185
                        ----------  ------------  ---------  ------------  ------------  -------------  ------------  -------------
                           573,268   $11,081,685    978,626  $ 15,353,050    81,654,482  $  81,654,487    (5,463,894) $  (5,463,894)
                        ==========  ============  =========  ============  ============  =============  ============  =============

                                          Strategic Income Series
                           ----------------------------------------------------
                               Year ended 12/31/06        Year ended 12/31/05
                           -------------------------   ------------------------
                             Shares        Amount        Shares        Amount
-------------------------------------------------------------------------------

Shares sold
  Initial Class .........     429,421   $  4,446,481      333,858    $3,671,323
  Service Class .........     299,504      3,094,181      216,627     2,349,211
                           ----------   ------------   ----------   -----------
                              728,925   $  7,540,662      550,485    $6,020,534
                           ==========   ============   ==========   ===========
Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class .........     399,735   $  4,029,323      486,255    $5,066,781
  Service Class .........     147,040      1,474,816      169,761     1,760,417
                           ----------   ------------   ----------   -----------
                              546,775   $  5,504,139      656,016    $6,827,198
                           ==========   ============   ==========   ===========
Shares reacquired
  Initial Class .........  (1,276,321)  $(13,358,088)  (1,044,745)  (11,344,741)
  Service Class .........    (492,786)    (5,144,709)    (389,034)   (4,247,126)
                           ----------   ------------   ----------   -----------
                           (1,769,107)  $(18,502,797)  (1,433,779)  (15,591,867)
                           ==========   ============   ==========   ===========
Net change
  Initial Class .........    (447,165)  $ (4,882,284)    (224,632)  $(2,606,637)
  Service Class .........     (46,242)      (575,712)      (2,646)     (137,498)
                           ----------   ------------   ----------   -----------
                             (493,407)  $ (5,457,996)    (227,278)  $(2,744,135)
                           ==========   ============   ==========   ===========

(6) LINE OF CREDIT

Each series and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, each series and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended December 31, 2006, each series' commitment fee and interest expense were as follows and are included in miscellaneous expense on the Statements of Operations:

                                                         Commitment    Interest
                                                             Fee       Expense
-------------------------------------------------------------------------------
Bond Series .........................................      $1,757       $   --
Emerging Markets Equity Series ......................         842        6,248
Global Governments Series ...........................         411           --
Global Total Return Series ..........................       1,500           --
Government Securities Series ........................       5,568        1,801
High Yield Series ...................................       2,924           --
International Value Series ..........................       1,112           --
Money Market Series .................................       4,596        3,562
Strategic Income Series .............................         659           --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholders of MFS/Sun Life Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS/Sun Life Series Trust (the "Trust"), comprising Bond Series, Emerging Markets Equity Series, Global Governments Series, Global Total Return Series, Government Securities Series, High Yield Series, International Value Series, Money Market Series and Strategic Income Series as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial positions of Bond Series, Emerging Markets Equity Series, Global Governments Series, Global Total Return Series, Government Securities Series, High Yield Series, International Value Series, Money Market Series and Strategic Income Series as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP


Boston, Massachusetts
February 20, 2007

MFS/SUN LIFE SERIES TRUST
TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston
Street, Boston, Massachusetts 02116.

-----------------------------------------------------------------------------------------------------------------------------------
                                  POSITION(s) HELD       TRUSTEE/OFFICER             PRINCIPAL OCCUPATIONS DURING THE PAST
NAME, DATE OF BIRTH                  WITH FUND              SINCE(1)                  FIVE YEARS & OTHER DIRECTORSHIPS(2)
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
David D. Horn(3)              Trustee                   April 1986         Private investor; Retired; Sun Life Assurance Company
(born 06/07/41)                                                            of Canada, Former Senior Vice President and General
                                                                           Manager for the United States (until 1997)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
J. Kermit Birchfield          Chairman                  May 1997           Consultant; Century Partners, Inc. (investments),
(born 01/08/40)                                                            Managing Director; Displaytech, Inc. (manufacturer of
                                                                           liquid crystal display technology), Director; Dessin
                                                                           Fournir LLC (furniture manufacturer), Director (October
                                                                           2005 to present)
-----------------------------------------------------------------------------------------------------------------------------------
Robert C. Bishop              Trustee                   May 2001           AutoImmune Inc. (pharmaceutical product development),
(born 01/13/43)                                                            Chairman, President and Chief Executive Officer; Caliper
                                                                           Life Sciences Corp. (laboratory analytical instruments),
                                                                           Director; Millipore Corporation (purification/filtration
                                                                           products), Director; Quintiles Transnational Corp.
                                                                           (contract services to the medical industry), Director
-----------------------------------------------------------------------------------------------------------------------------------
Frederick H. Dulles           Trustee                   May 2001           Attorney; Ten State Street LLP (law firm), Partner (July
(born 03/12/42)                                                            2003 to May 2005); McFadden, Pilkington & Ward LLP
                                                                           (solicitors and registered foreign lawyers), Partner
                                                                           (until June 2003); Jackson & Nash, LLP (law firm), Of
                                                                           Counsel (January 2000 to November 2000)
-----------------------------------------------------------------------------------------------------------------------------------
Marcia A. Kean                Trustee                   April 2005         Feinstein Kean Healthcare (consulting), Chief Executive
(born 06/30/48)                                                            Officer (since December 2002), Managing Director
                                                                           (prior to May 2001); Ardais Corporation (biotech
                                                                           products), Senior Vice President - Commercialization
                                                                           February 2002 until November 2002)
-----------------------------------------------------------------------------------------------------------------------------------
Ronald G. Steinhart           Trustee                   May 2001           Private investor; Bank One, Texas N.A., Vice Chairman
(born 06/15/40)                                                            and Director (January 2000 to January 2001); Bank
                                                                           One Corporation, Officer (until January 2000); Carreker
                                                                           Corporation (consultant and technology provider to
                                                                           financial institutions), Director; Prentiss Properties
                                                                           Trust (real estate investment trust), Director; United
                                                                           Auto Group, Inc. (automotive retailer), Director
-----------------------------------------------------------------------------------------------------------------------------------
Haviland Wright               Trustee                   May 2001           Hawaii Small Business Development Center, Kaua'l
(born 07/21/48)                                                            Center, Center Director (since March 2002);
                                                                           Displaytech, Inc. (manufacturer of liquid crystal display
                                                                           technology), Chairman and Chief Executive Officer (until)
                                                                           March 2002)
-----------------------------------------------------------------------------------------------------------------------------------
TRUSTEE EMERITUS
-----------------------------------------------------------------------------------------------------------------------------------
Samuel Adams                  Trustee Emeritus                             Retired
(born 10/19/25)
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
Maria F. Dwyer(4)             President                 November 2005      Massachusetts Financial Services Company, Executive
(born 12/01/58)                                                            Vice President and Chief Regulatory Officer (since
                                                                           March 2004); Fidelity Management & Research
                                                                           Company, Vice President (prior to March 2004); Fidelity
                                                                           Group of Funds, President and Treasurer (prior to
                                                                           March 2004)
-----------------------------------------------------------------------------------------------------------------------------------
Tracy Atkinson(4)             Treasurer                 September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                            President (since September 2004);
                                                                           PricewaterhouseCoopers LLP, Partner (prior to
                                                                           September 2004)
-----------------------------------------------------------------------------------------------------------------------------------
Christopher R. Bohane(4)      Assistant Secretary       July 2005          Massachusetts Financial Services Company, Vice
(born 01/18/74)               and Assistant Clerk                          President and Senior Counsel (since April 2003);
                                                                           Kirkpatrick & Lockhart LLP (law firm), Associate (prior
                                                                           to April 2003)
-----------------------------------------------------------------------------------------------------------------------------------
Ethan D. Corey(4)             Assistant Secretary       July 2005          Massachusetts Financial Services Company, Special
(born 11/21/63)               and Assistant Clerk                          Counsel (since December 2004); Dechert LLP (law
                                                                           firm), Counsel (prior to December 2004)
-----------------------------------------------------------------------------------------------------------------------------------
David L. DiLorenzo(4)         Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice
(born 08/10/68)                                                            President (since June 2005); JP Morgan Investor
                                                                           Services, Vice President (January 2001 to June 2005)
-----------------------------------------------------------------------------------------------------------------------------------
Timothy M. Fagan(4)           Assistant Secretary       September 2005     Massachusetts Financial Services Company, Vice
(born 07/10/68)               and Assistant Clerk                          President and Senior Counsel (since September 2005);
                                                                           John Hancock Advisers, LLC, Vice President and Chief
                                                                           Compliance Officer (September 2004 to August 2005)
                                                                           Senior Attorney (prior to September 2004); John
                                                                           Hancock Group of Funds, Vice President and Chief
                                                                           Compliance Officer (September 2004 to December
                                                                           2004)
-----------------------------------------------------------------------------------------------------------------------------------
Mark D. Fischer(4)            Assistant Treasurer       July 2005          Massachusetts Financial Services Company, Vice
(born 10/27/70)                                                            President (since May 2005); JP Morgan Investment
                                                                           Management Company, Vice President (prior to May
                                                                           2005)
-----------------------------------------------------------------------------------------------------------------------------------
Brian E. Langenfeld(4)        Assistant Secretary       May 2006           Massachusetts Financial Services Company, Assistant
(born 03/07/73)               and Assistant Clerk                          Vice President and Counsel (since May 2006); John
                                                                           Hancock Advisers, LLC, Assistant Vice President and
                                                                           Counsel (May 2005 to April 2006); John Hancock
                                                                           Advisers, LLC, Attorney and Assistant Secretary (prior to
                                                                           May 2005)
-----------------------------------------------------------------------------------------------------------------------------------
Ellen Moynihan(4)             Assistant Treasurer       May 1997           Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                            President
-----------------------------------------------------------------------------------------------------------------------------------
Susan S. Newton(4)            Assistant Secretary       May 2005           Massachusetts Financial Services Company, Senior Vice
(born 03/07/50)               and Assistant Clerk                          President and Assistant General Counsel (since April
                                                                           2005); John Hancock Advisers, LLC, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005); John Hancock Group of Funds, Senior Vice
                                                                           President, Secretary and Chief Legal Officer (prior to
                                                                           April 2005)
-----------------------------------------------------------------------------------------------------------------------------------
Susan A. Pereira(4)           Assistant Secretary       July 2005          Massachusetts Financial Services Company, Vice
(born 11/05/70)               and Assistant Clerk                          President and Senior Counsel (since June 2004);
                                                                           Bingham McCutchen LLP (law firm), Associate (January
                                                                           2001 to June 2004)
-----------------------------------------------------------------------------------------------------------------------------------
Mark N. Polebaum(4)           Secretary and             February 2006      Massachusetts Financial Services Company, Executive
(born 05/01/52)               Assistant Clerk                              Vice President, General Counsel and Secretary (since
                                                                           January 2006); Wilmer Cutler Pickering Hale and Dorr
                                                                           LLP (law firm), Partner (prior to January 2006)
-----------------------------------------------------------------------------------------------------------------------------------
Frank L. Tarantino            Independent Chief         September 2004     Tarantino LLC (provider of compliance services),
(born 03/07/44)               Compliance Officer                           Principal (since June 2004); CRA Business Strategies
                                                                           Group (consulting services), Executive Vice President
                                                                           (April 2003 to June 2004); David L. Babson & Co.
                                                                           (investment adviser), Managing Director, Chief
                                                                           Administrative Officer and Director (February 1997 to
                                                                           March 2003)
-----------------------------------------------------------------------------------------------------------------------------------
James O. Yost (4)             Assistant Treasurer       April 1992         Massachusetts Financial Services Company, Senior Vice
(born 06/12/60)                                                            President
-----------------------------------------------------------------------------------------------------------------------------------

------------
(1) Date first appointed to serve as Trustee/Officer of a MFS/Sun Life Product. Each Trustee has served continuously since appointment.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Sun Life of Canada (U.S.), within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Series. The address of Sun Life of
    Canada (U.S.) is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.
(4) "Interested person" of MFS within the meaning of the 1940 Act. The address of MFS is 500 Boylston Street, Boston, Massachusetts
    02116.

The Series do not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Each
Trustee and officer holds office until his or her successor is chosen and qualified, or until his or her earlier death, resignation, retirement or removal.

All Trustees currently serve as Trustees of the Series and have served in that capacity since originally elected or appointed. All of the Trustees are also Managers of the Compass Variable Accounts. The executive officers of the MFS Sun Life Series Trust hold similar offices for the Compass Variable Accounts and other funds in the MFS fund complex. Each Trustee serves as a Trustee or
Manager of 34 Accounts/Series.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-752-7215.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS.

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Trust's investment advisory agreements with Massachusetts Financial Services Company (MFS) on behalf of the Series. The Trustees consider matters bearing on the Series and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Series. The independent Trustees were assisted in their evaluation of the investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS management during various contract review meetings. The independent Trustees were also assisted in this process by the Series' Independent Chief Compliance Officer, a full-time senior officer of the Series appointed by and reporting to the independent Trustees.

In connection with their deliberations, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreements were considered separately for each Series, although the Trustees also took into account the common interests of all Series in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Trust.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of each Series for various time periods ended December 31, 2005, compared to the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on each Series' advisory fees and other expenses compared to the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of its other clients, including institutional separate account and other clients, (iv) information as to whether, and to what extent applicable, expense waivers, reimbursements or fee "breakpoints" are observed for a Series, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Series,
(vi) MFS' views regarding the outlook for the mutual fund industry and its strategic business plans, (vii) descriptions of various functions performed by MFS for the Trust, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Series. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified, and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusions as to the continuation of the investment advisory agreements were based on comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below for each Series, while individual Trustees may have given different weight to various factors and evaluated the information presented as a whole differently than another Trustee. The Trustees recognized that the fee arrangements for the Series reflect years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees compared each Series' total return investment performance to the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Series' Initial Class shares in comparison to the performance of funds in its Lipper performance universe over the one-, three- and five-year periods. The Trustees did not rely on performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS during contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. For Series whose performance lagged their peer groups, they discussed the factors that contributed thereto and MFS' efforts to improve such Series' performance. After reviewing this information, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of each Series' advisory fee, the Trustees considered, among other information, each Series' advisory fee and the total expense ratio of the Series' Initial Class shares as a percentage of average net assets, compared to the advisory fee and total expense ratios of other comparable funds based on information provided by Lipper Inc. and MFS. The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered the generally broader scope of services provided by MFS to the Trust than those provided to institutional accounts. The Trustees also considered the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Series, and the impact on MFS and related expenses due to the more extensive regulatory regime to which the Series are subject, compared to institutional accounts.

The Trustees also considered whether a Series is likely to benefit from any economies of scale due to future asset growth. In this regard, the Trustees reviewed the adequacy of breakpoints and discussed with MFS any adjustments necessary for the shareholders' benefits.

The Trustees also considered information prepared by MFS relating to its costs and profits with respect to the Series and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the Series and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described below, the Trustees concluded that the advisory fees charged to the Series represent reasonable compensation in light of the nature and quality of the services being provided by MFS.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Series. The Trustees also considered the financial resources of MFS and its parent, Sun Life Financial Inc. The Trustees further considered any advantages and possible disadvantages of having an adviser which also serves other investment companies as well as institutional accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Series by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including the 12b-1 fees the Series pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges on the Series' behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Series were satisfactory. The Trustees also considered the benefits to MFS from the use of the Series' portfolio brokerage commissions to pay for research and other similar services (including MFS' policy not to use "soft dollars" generated by fund portfolio transactions to pay for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Trust, and determined that any such benefits derived by MFS were reasonable and fair.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the investment advisory agreements should be continued for an additional one-year period, commencing September 1, 2006.

BOND SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 5th quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 1st quintile for the three-year period and the 1st quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate was above the median and the total expense ratio was approximately at the median of such fees and expenses of funds in the Lipper expense group. They noted that the Series' advisory fee rate schedule is not currently subject to any breakpoints. However, the Trustees concluded that the fees were reasonable in light of the nature and quality of services provided by MFS, and determined not to recommend any advisory fee breakpoints for the Series at this time.

EMERGING MARKETS EQUITY SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 2nd quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 1st quintile for the three-year period and the 2nd quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate was approximately at the median and total expense ratio was below the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

GLOBAL GOVERNMENTS SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 4th quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 4th quintile for the three-year period and the 4th quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and MFS' explanation of recent steps taken to improve performance, the Board of Trustees concluded that the Series' performance was adequate.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each approximately at the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. In addition, the Trustees considered that MFS observes a total expense limitation for the Series. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

GLOBAL TOTAL RETURN SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 4th quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 3rd quintile for the three-year period and the 1st quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each below the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

GOVERNMENT SECURITIES SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 3rd quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 3rd quintile for the three-year period and the 3rd quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each approximately at the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. In addition, the Trustees considered that MFS observes a total expense limitation for the Series. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

HIGH YIELD SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 4th quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 4th quintile for the three-year period and the 3rd quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and MFS' explanation of recent steps taken to improve performance, the Board of Trustees concluded that the Series' performance was adequate.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each above the median of such fees and expenses of funds in the Lipper expense group. The Trustees further noted that MFS agreed to reduce its advisory fee to an annual rate of 0.70% on the first $1 billion of assets. In addition, the Trustees considered that MFS observes a total expense limitation for the Series. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

INTERNATIONAL VALUE SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 3rd quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 1st quintile for the three-year period and the 1st quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each above the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

MONEY MARKET SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 3rd quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 3rd quintile for the three-year period and the 3rd quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and MFS' explanation of recent steps taken to improve performance, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate was approximately at the median and the total expense ratio was above the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoint was sufficient to allow the Series to benefit from economies of scale as its assets grow. In addition, the Trustees considered that MFS observes a total expense limitation for the Series. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

STRATEGIC INCOME SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 4th quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 2nd quintile for the three-year period and the 3rd quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and MFS' explanation of recent steps taken to improve performance, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each above the median of such fees and expenses of funds in the Lipper expense group. The Trustees noted that MFS agreed to reduce its advisory fee to an annual rate of 0.70% on the first $1 billion of assets. In addition, the Trustees considered that MFS observes a total expense limitation for the Series. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on "Sun Life Annuities" in the "Products and Performance" section of the MFS Web site (mfs.com).

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

    o data from investment applications and other forms
    o share balances and transactional history with us, our affiliates, or others
    o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

MFS/SUN LIFE SERIES TRUST

INVESTMENT ADVISER

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

CUSTODIAN AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110-2875

PROXY VOTING POLICIES AND INFORMATION

A general description of the series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how each series voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Each series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal Revenue Code.

Each series below designates the following as capital gain dividends paid during the fiscal year.

                                                            CAPITAL
                                                               GAIN
                                                          DIVIDENDS
      -------------------------------------------------------------
      Bond Series ..................................    $ 1,203,795
      Emerging Market Equity Series ................      9,678,740
      Global Total Return Series ...................     10,609,279
      International Value Series ...................      9,464,425
      Strategic Income Series ......................        618,624

For corporate shareholders, the percentages of the ordinary income dividends paid during the fiscal year that qualify for the corporate dividends received deduction are as follows:

                                                          DIVIDENDS
                                                           RECEIVED
                                                          DEDUCTION
      -------------------------------------------------------------
      Global Total Return Series ...................         39.69%

Each series below intends to pass through foreign tax credits. Income derived from foreign sources and foreign tax credits were as follows:

                                               FOREIGN
                                                SOURCE      FOREIGN
                                                INCOME   TAX CREDIT
      -------------------------------------------------------------
      Emerging Market Equity Series ......  $3,458,731     $310,738
      Global Total Return Series .........   3,017,135       79,310
      International Value Series .........   2,956,781      199,656

Sun Life Financial Distributors Inc.
                                                                SUN-A-ANN-2/06

                        MFS(R)/SUN LIFE SERIES TRUST [GRAPHIC]


                          ANNUAL REPORT o DECEMBER 31, 2006


              Capital Appreciation Series
              Emerging Growth Series
              Global Growth Series
              Massachusetts Investors Trust Series
              Mid Cap Growth Series
              Research Series
              Total Return Series
              Utilities Series

TABLE OF CONTENTS

Letter from the CEO of MFS .............................................     1
Management Reviews .....................................................     1
Portfolio Composition ..................................................     6
Performance Summary ....................................................    14
Expense Tables .........................................................    19
Portfolio of Investments ...............................................    21
Financial Statements ...................................................    42
Notes to Financial Statements ..........................................    56
Report of Independent Registered Public Accounting Firm ................    65
Trustees and Officers ..................................................    66
Board Review of Investment Advisory Agreements .........................    70
MFS(R) PRIVACY POLICY ..................................................    74
Proxy Voting Policies and Information ............................. Back Cover
Quarterly Portfolio Disclosure .................................... Back Cover
Federal Tax Information ........................................... Back Cover

-------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

LETTER FROM THE CEO OF MFS

DEAR CONTRACT OWNERS:

The year 2006 proved to be a very good one for many of the world's financial markets. The U.S. stock market, as one notable example, posted strong gains as the Dow Jones Industrial Average hit record highs and the Standard & Poor's 500 Stock Index rose to levels not seen since 2000.

While investors were undoubtedly encouraged by these positive developments, we think it is important to maintain the proper perspective on what appears to be happening with the world's financial markets. Around the globe, economies seem to have reached a state of equilibrium. Both stock and bond markets have simply been less volatile than they were in years past. While there are many factors behind the low levels of volatility, one of the key reasons is that the U.S. Federal Reserve Board and other central banks around the world seem to have found the right formula for simultaneously promoting economic growth and keeping inflation under control.

This new, calmer state of affairs is no doubt welcomed by many investors, but with less volatility, the possibilities for earning exceptional returns also diminish. Investors may have to lower their expectations about what are reasonable returns from the markets. Those still looking for the types of returns they had been accustomed to in the past may have to work much harder to seek out those opportunities and perhaps also accept more risk than they customarily did. In any market climate, even in a relatively benign one, we think investors are still best served by spreading their holdings across a variety of investments that will give them exposure to a range of market opportunities and varying levels of risk.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MANAGEMENT REVIEWS

CAPITAL APPRECIATION SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 6.37%, while Service Class shares provided a total return of 6.05%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 9.07% for the series' benchmark, the Russell 1000 Growth Index.

DETRACTORS FROM PERFORMANCE

Our overweighted position in the technology sector held back performance relative to the benchmark. Technology stocks that detracted from results included networking chip maker Marvell Technology Group(c), data storage systems provider EMC, flash memory products maker SanDisk, and producer of thin-film transistor liquid crystal displays (TFT-LCDs) LG Philips(c)(g). The sources of underperformance at Marvell included a dilutive acquisition, a stock options backdating investigation, and disappointing second and third quarter results. EMC's stock suffered after the company lowered earnings guidance.

Stock selection in the financial services and retailing sectors dampened relative results over the reporting period. In the financial services sector, education loans lender SLM Corp. (Sallie Mae) hindered relative returns. Within the retailing sector, specialty apparel retailer Chico's and home products retailer Williams-Sonoma were among the portfolio's top detractors. Disappointing earnings guidance and sales trends at Chico's hurt the stock's performance.

An underweighted position in the industrial goods and services sector and stock selection in the leisure sector also hurt results. No individual stocks within either of these sectors were among the portfolio's top detractors.

Other individual securities that hurt relative performance included biotechnology firm Genzyme, cardiovascular medical devices manufacturer St. Jude Medical, and medical device maker Advanced Medical Optics. Shares of Genzyme declined after the company missed their first quarter earnings target and reported slightly lower sales for Fabrazyme and Synvisc. Higher operating expenses also held back the stock's performance. Advanced Medical Optics struggled after the company lowered its earnings guidance for 2007. Management cited a slowdown in laser vision correction procedures and a slower-than-expected uptake of its multifocal intraocular lenses, especially in Europe, as reasons for its dampened outlook.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the basic materials sector aided relative returns, although no individual stocks within this sector were among the portfolio's top contributors.

Several names in leisure and retailing sectors helped overall relative performance. These included casino resorts operator Las Vegas Sands, slot machine maker International Game Technology, and discount department store Kohl's(g). Shares of Kohl's gained from strong results for the second quarter, with earnings well above guidance. In addition, the company's margins continued to improve due to inventory management initiatives implemented in the last few years.

Elsewhere, biotechnology firm Gilead Sciences(g), software giant Oracle, billing software company Amdocs Ltd.(c), biotechnology company Celgene, and network equipment company Cisco Systems were strong contributors over the period. Cisco's shares rose as the company reported strong earnings. In the latter half of the period, the company released better-than-expected fiscal second quarter guidance and reiterated their confidence that the company's full year earnings would be at the high end of their projected range. Our positioning in wireless communications software company QUALCOMM and underweighted position in industrial conglomerate General Electric stock also helped.

EMERGING GROWTH SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 8.02%, while Service Class shares provided a total return of 7.70%. These returns do not reflect any contract or surrender charges and compare with a return of 9.46% for the series' benchmark, the Russell 3000 Growth Index.

DETRACTORS FROM PERFORMANCE

Stock selection in the technology sector hurt performance relative to the benchmark. Online information portal Yahoo!, network equipment manufacturer Juniper Networks, network chip maker Marvell Technology Group(c), and flash memory storage products maker SanDisk were among the portfolio's largest detractors. The share price of Yahoo! declined as growth in their advertising business and premium branded business slowed.

Stock selection in the health care sector also had a negative impact on relative returns. Medical device maker Advanced Medical Optics and cardiovascular medical devices maker St. Jude Medical were significant detractors. Advanced Medical Optics struggled after the company lowered its earnings guidance for 2007. Management cited a slowdown in laser vision correction procedures and a slower-than-expected uptake of its multifocal intraocular lenses as reasons for its dampened outlook.

Our underweighted position in the strong-performing industrial goods and services sector held back relative performance. Our overweighted position in industrial automation products maker Rockwell Automation detracted as this stock underperformed the benchmark.

Stocks in other sectors that hindered results included online auctioneer eBay, multimedia image provider Getty Images(g), and specialty apparel retailer Chico's(g).

CONTRIBUTORS TO PERFORMANCE

Stock selection in the financial services sector was a strong contributor to relative returns. Within this sector, two financial exchanges, Euronext(c)(g) and Chicago Mercantile Exchange Holdings, were top contributors. Shares of Euronext skyrocketed early in the year on strong fundamental performance and speculation that it was a possible acquisition target. Later in the period, Euronext announced that it had agreed to a merger proposal from the NYSE Group.

Stock selection and our overweighted position in the strong-performing utilities and communications sector also had a positive effect on the portfolio's relative returns. Broadcast and communication tower management firm American Tower and Latin American wireless communications company America Movil(c) bolstered results.

Elsewhere, casino resorts operator Las Vegas Sands, biotechnology firm Celgene, billing software company Amdocs Ltd.(c), e-commerce company Submarino(c) (Brazil), and Internet search provider Baidu.com(c) (China) aided relative returns. Our underweighted position in poor-performing semiconductor company Intel also helped as the stock underperformed the benchmark.

During the reporting period, currency exposure was a contributor to relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

GLOBAL GROWTH SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 17.37% while the Service Class shares provided a total return of 17.09%. These returns do not reflect any applicable surrender or contract charges and compare with a return of 16.74% for the series' benchmark, the MSCI All Country World Growth Index. The series' other benchmark, the MSCI World Growth Index, provided a return of 15.48%.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the retailing sector was a positive factor in performance relative to the MSCI All Country World Growth Index. Consumer products exporter Li & Fung (Hong Kong) was the portfolio's largest relative contributor. The company's shares gained on strong revenue growth and improved margins during the period. We feel that Li & Fung's acquisition of a private label buying division, which will allow the company to expand its European business, also had a positive impact on its stock. Supermarkets and convenience stores operator Tesco (United Kingdom) also supported this sector's results.

Stock selection in the utilities and communications and energy sectors were also positive factors in relative returns. In the utilities and communications sector, telecommunications company Telenor (Norway), electric utility company Iberdrola(g) (Spain), and wireless communications company China Mobile (Hong
Kong) were among the portfolio's top contributors. In the energy sector, global seamless steel pipe manufacturer Tenaris(g) made a positive contribution.

Stock selection and an overweighted position in the strong-performing consumer staples sector also helped, although no individual securities within this sector were among the top contributors.

Stocks in other sectors that bolstered results included paper products manufacturer Aracruz Celulose(c) (Brazil), financial services firm Bank of Cyprus, wealth management firm Julius Baer Holdings(c) (Switzerland), and investment banking firm Goldman Sachs.

During the reporting period, currency exposure was a contributor to relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

DETRACTORS FROM PERFORMANCE

Stock selection in the health care sector detracted from performance relative to the benchmark. Medical device maker Cyberonics(c)(g) was among the largest detractors in the portfolio. Cyberonics' stock price declined after the company lowered revenue guidance for their first fiscal quarter of 2007 and delayed expectations for profitability. An investigation into the company's stock options practices led to uncertainty as to whether NASDAQ would delist its stock.

Stock selection in the special products and services sector also negatively affected relative returns. The weak performance of multimedia image provider Getty Images(g) and online auctioneer eBay held back results. Getty Images' stock fell due to a slowing image market that led to a depressed revenue trend.

Elsewhere, weakness in consumer finance firms AEON Credit Services (Japan) and Aiful(c)(g) (Japan), network equipment manufacturer Juniper Networks(g), industrial adhesive tape maker Nitto Denko (Japan), electronic products manufacturer and seller Hirose Electric, networking chip maker Marvell Technology Group, and children and infant clothing and accessories retailer Nishimatsuya Chain(c)(g) (Japan) had negative impacts on relative returns.

MASSACHUSETTS INVESTORS TRUST SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 13.30%, while Service Class shares provided a total return of 13.04%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 15.79% for the series' benchmark, the Standard & Poor's 500 Stock Index (S&P 500 Index).

DETRACTORS FROM PERFORMANCE

A combination of stock selection and an underweighted position in the utilities and communications sector held back relative performance. In particular, not owning strong-performing telecommunications companies AT&T and Bellsouth hindered results.

In the healthcare sector, a combination of stock selection and an overweighted position in this sector had a negative impact on relative returns. Biotechnology firm Amgen and generic drug manufacturer Teva Pharmaceutical(c) were among the portfolio's top detractors. Shares of Amgen fell due to potential competitive pressures on the company's highly profitable anemia franchise.

Stock selection in the leisure sector also dampened relative results, though no individual stocks in this sector were among the portfolio's top detractors.

A number of individual securities in other sectors held back relative performance. Specialty apparel retailer Chico's(c) was the portfolio's top detractor. Chico's shares came under pressure following tepid same store sales results and weaker-than-expected financial performance. Other detractors included data storage systems provider EMC Corp., energy exploration and production company EOG Resources, flash memory storage products maker SanDisk, and financial services firms SLM Corp. (Sallie Mae) and Legg Mason(g).

CONTRIBUTORS TO PERFORMANCE

The consumer staples, industrial goods and services, and special products and services sectors were the top contributors to performance relative to the benchmark during the reporting period. Stock selection played the major role in each case.

In the consumer staples sector, household products manufacturer Reckitt Benckiser(c) and alcoholic beverages producer Diageo(c) were among the portfolio's top relative contributors. Reckitt Benckiser performed well as the company realized both sales and cost synergies from the Boots Healthcare acquisition earlier than expected and once again posted strong earnings.

Within the industrial goods and services sector, defense contractor Lockheed Martin and industrial manufacturer Caterpillar(g) boosted relative returns. Shares of Lockheed Martin reacted strongly to significantly better-than-expected earnings results throughout the year coupled with some exciting new contract announcements (the Orion space shuttle replacement program was a highlight). Not owning stock in diversified industrial conglomerate General Electric also benefited results. In the special products and services sector, billing software company Amdocs Ltd.(c) contributed to relative returns.

Stocks in other sectors that helped relative results included investment banking firm Goldman Sachs Group, discount department store Kohl's(g), network equipment company Cisco Systems, and software giant Oracle.

During the reporting period, currency exposure was a contributor to the portfolio's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

MID CAP GROWTH SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 2.34%, while Service Class shares provided a total return of 2.20%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 10.66% for the series' benchmark, the Russell Midcap Growth Index.

DETRACTORS FROM PERFORMANCE

The technology, retailing, and health care sectors were the largest detractors from relative performance over the reporting period. In all three, stock selection was the principal factor that held back relative returns.

Several individual securities in the technology sector hurt results including network equipment manufacturer Juniper Networks(g), flash memory storage products provider SanDisk, LED semiconductor maker Cree, Inc.(g), and publishing software company Adobe Systems(c)(g). Juniper Network's stock was under pressure due, in part, to an investigation into the company's stock options practices and lowered earnings guidance in its outlook for the second half of the 2006 year.

In retailing, an overweighted position in poor-performing apparel retailer Chico's(g) was among the portfolio's top detractors. Disappointing earnings guidance and sales trends hurt the stock's performance.

In the health care sector, cardiovascular medical devices maker St. Jude Medical(g), health care provider Humana, and dermatological treatment company Medicis Pharmaceutical(c) held back relative performance.

Elsewhere, the portfolio's holdings in industrial automation products company Rockwell Automation and automatic card shuffling device maker Shuffle Master(c) detracted from relative returns as both stocks underperformed the benchmark.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the energy and transportation sectors was a contributor to relative performance over the reporting period. However, no individual securities in either sector were among the portfolio's top contributors.

The portfolio's underweighted position in the autos and housing sector aided relative results as the sector underperformed the benchmark over the reporting period.

Elsewhere in the portfolio, billing software company Amdocs Ltd.(c), slot machine manufacturer International Game Technology, broadcast and communications firm American Tower, private student loans provider First Marblehead Corp., and networking semiconductor company PMC-Sierra(g) all contributed to relative performance. Amdocs' shares increased as the company reported stronger-than-expected earnings during the fiscal year and offered a positive outlook for 2007. In addition, the company secured a 5-year managed services deal with Vodafone Netherlands. Our positioning in blood test analysis systems maker Immucor(c), casino resorts operator MGM Grand(g), apparel retailer Phillips-Van Heusen Corp.(c), private-label credit card services company Alliance Data Systems, and semiconductor production equipment maker Novellus Systems also helped.

RESEARCH SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 10.62%, while Service Class shares provided a total return of 10.32%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 15.79% for the series' benchmark, the Standard & Poor's 500 Stock Index (S&P 500 Index).

DETRACTORS FROM PERFORMANCE

Stock selection in the leisure sector was the principal detractor from results relative to the benchmark. Within this sector, satellite radio service company XM Satellite Radio(c)(g) hurt results as weaker-than-expected subscriber growth and a slower rollout of new products led to lower-than-expected earnings and put pressure on its share price during the period.

Security selection in the technology sector also held back performance. Several individual holdings within this sector were among the portfolio's top detractors including network equipment company Juniper Networks(g), flash memory storage products maker SanDisk, networking chip manufacturer Marvell Technology Group(c), and semiconductor giant Intel. The sources of underperformance at Marvell included a dilutive acquisition, a stock options backdating investigation, and disappointing second and third quarter results.

The basic materials sector was also a negative factor in relative returns as several individual securities weighed on performance. These included packaging manufacturer Owens-Illinois(c) and newsprint company Abitibi-
Consolidated(c)(g), which were both affected by higher energy prices. Additionally, Abitibi faced weaker demand for newsprint.

Stocks in other sectors that hindered results included specialty apparel retailer Chico's(c), industrial equipment distributor W.W. Grainger, and home products retailer Williams-Sonoma(c)(g).

CONTRIBUTORS TO PERFORMANCE

The consumer staples sector was the largest contributor to relative performance. No individual holdings within this sector were among the portfolio's top contributors.

Security selection in the special products and services and the industrial goods and services sectors helped relative results. Within industrial goods and services, defense contractor Lockheed Martin was a strong performer as shares gained on strong revenue growth, improved margins and key contract awards over the period. Not owning stock in industrial conglomerate General Electric also helped as the stock's return lagged that of the benchmark.

Elsewhere, our positions in discount department store Kohl's(g), investment banking firm Goldman Sachs, enterprise software company Oracle(g), cable and wireless services provider Rogers Communications(c), and electric utility company FPL Group boosted relative returns. Avoiding online information portal Yahoo!, a poor-performing benchmark constituent, also benefited results.

During the reporting period, currency exposure was a contributor to relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

TOTAL RETURN SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 12.22%, while Service Class shares provided a total return of 11.91%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 15.79% for the series' benchmark, the Standard & Poor's 500 Stock Index (S&P 500 Index). The series' other benchmark, the Lehman Brothers U.S. Aggregate Bond Index (Lehman Index), had a total return of 4.33%.

DETRACTORS FROM PERFORMANCE

Within the equity portion of the portfolio, stock selection in the basic materials and energy sectors detracted from performance relative to the S&P 500 Index. In basic materials, packaging manufacturer Owens-Illinois(c) and newsprint maker Bowater(c) were among the portfolio's top detractors. The profitability of both companies was negatively affected by higher energy prices. Additionally, Bowater faced weaker demand for newsprint. In energy, our underweighted position in integrated oil and gas company Exxon Mobil held back relative returns.

Elsewhere, telecommunications equipment manufacturer Nortel Networks(c), wireless service provider Sprint Nextel, insurance company Conseco(c), and home improvement products maker Masco dampened results. We believe Nortel's delay in filing the 2005 annual reports and restatement of certain prior period results, along with weaker-than-expected fundamentals and management's inability to turn around the business, contributed to the decline of the company's stock price. Shares of Sprint Nextel struggled after the company lowered its wireless subscriber guidance for 2006.

Not holding communications service provider BellSouth also detracted from relative returns as this stock outperformed the S&P 500 Index.

The cash position in the equity portion of the portfolio was also a detractor from relative performance. The portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the portfolio's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Within the fixed income portion of the portfolio, several Treasury securities and long-maturity corporate issues held back returns relative to the Lehman Index.

CONTRIBUTORS TO PERFORMANCE

Within the equity portion of the portfolio, the health care, financial services, and retailing sectors were the principal contributors to performance relative to the S&P 500 Index.

Stock selection was the primary factor in the strong relative performance in the health care sector. This was reinforced by underweighting this otherwise weak-performing sector. Pharmaceutical company Merck was among the portfolio's top contributors. Merck rebounded after struggling with the recall of its pain medication Vioxx. Shares of Merck also benefited from the company's cost cutting efforts and solid growth in several key products. Our underweighting of benchmark constituent UnitedHealth Group also helped as this stock's performance trailed that of the benchmark.

The strong showing in the financial services and retailing sectors also resulted from security selection. PNC Financial Services Group and office products retailer OfficeMax were among the largest contributors to relative returns.

In other sectors, defense contractor Lockheed Martin was a top performer as shares gained on strong revenue growth, improved margins and key contract awards over the period. Other individual stocks that contributed to results included electric utility company FPL Group, telecommunications services provider Verizon Communications, and agricultural equipment manufacturer Deere & Co. Underweighting or avoiding several poor-performing benchmark constituents, such as semiconductor company Intel and online information portal Yahoo!, further strengthened relative performance.

Within the fixed income portion of the portfolio, our overweighted positions in "BBB" rated(s) securities and our small exposure to "BB" rated bonds added to performance relative to the Lehman Index (the Lehman Index does not include bonds rated lower than "BBB"). While we do not generally position the portfolio for changes in interest rates, the portfolio's short duration(d) stance boosted results as interest rates rose over the reporting period. The portfolio's yield advantage and mortgage convexity positioning (exposure to interest rate volatility) were also positive factors in relative returns.

UTILITIES SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 32.35%, while Service Class shares provided a total return of 31.96%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 20.99% for the series' benchmark, the Standard & Poor's 500 Utilities Index.

CONTRIBUTORS TO PERFORMANCE

Strong stock selection in the electric power industry contributed to the portfolio's relative performance for the period. Our positions in electric generators International Power(c) (U.K.) and RWE(c) (Germany) were among the portfolio's top contributors. Both companies benefited from an increasingly higher pricing environment for power in Europe. Additionally, not owning electric utility provider Southern Company, and underweighting TXU. Public Service Enterprise Group, and Dominion Resources, aided relative performance as the returns of all four stocks lagged overall benchmark returns.

Several holdings within the telephone services industry, which is not represented in the benchmark, boosted relative performance over the period. These included communications companies Telenor(c) (Norway) and AT&T(c).

Elsewhere, Latin American wireless communications company America Movil(c) and cable services provider Comcast(c) were notable strong-performing holdings.

The portfolio's currency exposure was a contributor to relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our portfolios to have different currency exposure than the benchmark.

DETRACTORS FROM PERFORMANCE

During the reporting period, wireless service providers Sprint Nextel(c) was the top detractor from relative results. Shares of Sprint Nextel struggled after the company lowered its wireless subscriber guidance for 2006.

Although overall stock selection in the electric power industry contributed to relative returns, not owning PG&E and underweighting strong-performing benchmark constituents, Entergy and Allegheny Energy(g), detracted from results.

The portfolio's cash position was also a detractor from relative performance. The portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the portfolio's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

(c) Security is not a benchmark constituent.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(g) Security was not held in the portfolio at period end.
(s) Bonds rated "BBB", "Baa", or higher are considered investment grade; bonds rated "BB", "Ba", or below are considered non-investment grade. The primary source for bond quality ratings is Moody's Investors Service. If not available, ratings by Standard & Poor's are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.

PORTFOLIO COMPOSITION -- CAPITAL APPRECIATION SERIES

PORTFOLIO STRUCTURE

              Common Stocks                              99.3%
              Cash & Other Net Assets                     0.7%

              TOP TEN HOLDINGS

              Cisco Systems, Inc.                         3.8%
              ------------------------------------------------
              General Electric Co.                        3.2%
              ------------------------------------------------
              Intel Corp.                                 2.7%
              ------------------------------------------------
              Johnson & Johnson                           2.3%
              ------------------------------------------------
              Adobe Systems, Inc.                         2.2%
              ------------------------------------------------
              Medtronic, Inc.                             2.1%
              ------------------------------------------------
              Microsoft Corp.                             2.1%
              ------------------------------------------------
              Procter & Gamble Co.                        2.0%
              ------------------------------------------------
              Google, Inc., "A"                           2.0%
              ------------------------------------------------
              Amdocs Ltd.                                 1.8%
              ------------------------------------------------

              COMMON STOCK SECTORS

              Technology                                 23.6%
              ------------------------------------------------
              Health Care                                20.0%
              ------------------------------------------------
              Industrial Goods & Services                 9.5%
              ------------------------------------------------
              Retailing                                   9.2%
              ------------------------------------------------
              Financial Services                          9.1%
              ------------------------------------------------
              Special Products & Services                 6.8%
              ------------------------------------------------
              Consumer Staples                            6.0%
              ------------------------------------------------
              Leisure                                     5.4%
              ------------------------------------------------
              Energy                                      3.8%
              ------------------------------------------------
              Transportation                              2.7%
              ------------------------------------------------
              Basic Materials                             1.5%
              ------------------------------------------------
              Utilities & Communications                  1.0%
              ------------------------------------------------
              Autos & Housing                             0.7%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- EMERGING GROWTH SERIES

PORTFOLIO STRUCTURE

              Common Stocks                              97.5%
              Cash & Other Net Assets                     2.5%

              TOP TEN HOLDINGS

              Cisco Systems, Inc.                         2.4%
              ------------------------------------------------
              Adobe Systems, Inc.                         2.3%
              ------------------------------------------------
              News Corp., "A"                             2.2%
              ------------------------------------------------
              GlobalSantaFe Corp.                         1.9%
              ------------------------------------------------
              Google, Inc., "A"                           1.9%
              ------------------------------------------------
              Marvell Technology Group Ltd.               1.7%
              ------------------------------------------------
              Rockwell Automation, Inc.                   1.7%
              ------------------------------------------------
              Monsanto Co.                                1.7%
              ------------------------------------------------
              Roche Holding AG                            1.6%
              ------------------------------------------------
              American Tower Corp., "A"                   1.5%
              ------------------------------------------------

              COMMON STOCK SECTORS

              Technology                                 22.8%
              ------------------------------------------------
              Health Care                                16.0%
              ------------------------------------------------
              Special Products & Services                10.2%
              ------------------------------------------------
              Financial Services                          9.5%
              ------------------------------------------------
              Leisure                                     8.8%
              ------------------------------------------------
              Retailing                                   7.8%
              ------------------------------------------------
              Energy                                      6.4%
              ------------------------------------------------
              Industrial Goods & Services                 5.6%
              ------------------------------------------------
              Utilities & Communications                  3.7%
              ------------------------------------------------
              Consumer Staples                            3.2%
              ------------------------------------------------
              Basic Materials                             1.8%
              ------------------------------------------------
              Autos & Housing                             1.3%
              ------------------------------------------------
              Transportation                              0.4%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- GLOBAL  GROWTH SERIES

PORTFOLIO STRUCTURE

              Common Stocks                              99.7%
              Cash & Other Net Assets                     0.3%

              TOP TEN HOLDINGS

              TOTAL S.A.                                  2.2%
              ------------------------------------------------
              LVMH Moet Hennessy Louis Vuitton S.A.       2.1%
              ------------------------------------------------
              HSBC Holdings PLC                           2.0%
              ------------------------------------------------
              Roche Holding AG                            2.0%
              ------------------------------------------------
              Tesco PLC                                   1.8%
              ------------------------------------------------
              UBS AG                                      1.7%
              ------------------------------------------------
              BHP Billiton Ltd.                           1.5%
              ------------------------------------------------
              WPP Group PLC                               1.5%
              ------------------------------------------------
              Li & Fung Ltd.                              1.5%
              ------------------------------------------------
              Procter & Gamble Co.                        1.5%
              ------------------------------------------------

              COMMON STOCK SECTORS

              Financial Services                         19.1%
              ------------------------------------------------
              Technology                                 13.6%
              ------------------------------------------------
              Consumer Staples                           11.3%
              ------------------------------------------------
              Health Care                                10.5%
              ------------------------------------------------
              Retailing                                   9.6%
              ------------------------------------------------
              Basic Materials                             9.0%
              ------------------------------------------------
              Energy                                      6.7%
              ------------------------------------------------
              Leisure                                     6.2%
              ------------------------------------------------
              Utilities & Communications                  5.2%
              ------------------------------------------------
              Industrial Goods & Services                 3.4%
              ------------------------------------------------
              Special Products & Services                 2.4%
              ------------------------------------------------
              Autos & Housing                             2.1%
              ------------------------------------------------
              Transportation                              0.6%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              34.1%
              ------------------------------------------------
              United Kingdom                             10.5%
              ------------------------------------------------
              Japan                                      10.5%
              ------------------------------------------------
              France                                      8.4%
              ------------------------------------------------
              Switzerland                                 6.9%
              ------------------------------------------------
              Germany                                     3.9%
              ------------------------------------------------
              Hong Kong                                   3.1%
              ------------------------------------------------
              Brazil                                      2.8%
              ------------------------------------------------
              Mexico                                      2.1%
              ------------------------------------------------
              Other Countries                            17.7%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- MASSACHUSETTS INVESTORS TRUST SERIES

PORTFOLIO STRUCTURE

              Common Stocks                              99.0%
              Cash & Other Net Assets                     1.0%

              TOP TEN HOLDINGS

              Johnson & Johnson                           2.9%
              ------------------------------------------------
              American International Group, Inc.          2.9%
              ------------------------------------------------
              JPMorgan Chase & Co.                        2.4%
              ------------------------------------------------
              Cisco Systems, Inc.                         2.3%
              ------------------------------------------------
              Reckitt Benckiser PLC                       2.3%
              ------------------------------------------------
              Amgen, Inc.                                 2.0%
              ------------------------------------------------
              Procter & Gamble Co.                        2.0%
              ------------------------------------------------
              EMC Corp.                                   2.0%
              ------------------------------------------------
              Bank of America Corp.                       2.0%
              ------------------------------------------------
              TOTAL S.A., ADR                             2.0%
              ------------------------------------------------

              COMMON STOCK SECTORS

              Financial Services                         20.9%
              ------------------------------------------------
              Health Care                                15.8%
              ------------------------------------------------
              Technology                                 13.2%
              ------------------------------------------------
              Consumer Staples                           11.7%
              ------------------------------------------------
              Energy                                     10.2%
              ------------------------------------------------
              Retailing                                   5.8%
              ------------------------------------------------
              Industrial Goods & Services                 5.3%
              ------------------------------------------------
              Leisure                                     5.1%
              ------------------------------------------------
              Basic Materials                             4.0%
              ------------------------------------------------
              Special Products & Services                 3.4%
              ------------------------------------------------
              Utilities & Communications                  2.5%
              ------------------------------------------------
              Transportation                              0.6%
              ------------------------------------------------
              Autos & Housing                             0.5%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- MID CAP GROWTH SERIES

PORTFOLIO STRUCTURE

             Common Stocks                                99.3%
             Cash & Other Net Assets                       0.7%

             TOP TEN HOLDINGS

             International Game Technology                 2.6%
             --------------------------------------------------
             Williams Cos., Inc.                           2.6%
             --------------------------------------------------
             Hess Corp.                                    2.3%
             --------------------------------------------------
             Rockwell Automation, Inc.                     2.3%
             --------------------------------------------------
             Phillips-Van Heusen Corp.                     2.3%
             --------------------------------------------------
             YUM! Brands, Inc.                             2.2%
             --------------------------------------------------
             Amdocs Ltd.                                   2.0%
             --------------------------------------------------
             Cognizant Technology Solutions Corp., "A"     2.0%
             --------------------------------------------------
             Humana, Inc.                                  2.0%
             --------------------------------------------------
             Kroger Co.                                    1.9%
             --------------------------------------------------

             COMMON STOCK SECTORS

             Health Care                                  17.6%
             --------------------------------------------------
             Technology                                   12.2%
             --------------------------------------------------
             Special Products & Services                  11.5%
             --------------------------------------------------
             Retailing                                     9.8%
             --------------------------------------------------
             Financial Services                            8.9%
             --------------------------------------------------
             Leisure                                       7.9%
             --------------------------------------------------
             Industrial Goods & Services                   7.3%
             --------------------------------------------------
             Utilities & Communications                    6.8%
             --------------------------------------------------
             Energy                                        5.4%
             --------------------------------------------------
             Autos & Housing                               4.6%
             --------------------------------------------------
             Consumer Staples                              3.4%
             --------------------------------------------------
             Transportation                                2.1%
             --------------------------------------------------
             Basic Materials                               1.8%
             --------------------------------------------------

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- RESEARCH SERIES

PORTFOLIO STRUCTURE

              Common Stocks                              99.5%
              Cash & Other Net Assets                     0.5%

              TOP TEN HOLDINGS

              Altria Group, Inc.                          3.7%
              ------------------------------------------------
              Applied Materials, Inc.                     2.4%
              ------------------------------------------------
              JPMorgan Chase & Co.                        2.1%
              ------------------------------------------------
              Amgen, Inc.                                 2.1%
              ------------------------------------------------
              Bank of New York Co., Inc.                  2.0%
              ------------------------------------------------
              American Express Co.                        2.0%
              ------------------------------------------------
              Genworth Financial, Inc., "A"               1.9%
              ------------------------------------------------
              United Technologies Corp.                   1.9%
              ------------------------------------------------
              Tyco International Ltd.                     1.9%
              ------------------------------------------------
              Hess Corp.                                  1.9%
              ------------------------------------------------

              COMMON STOCK SECTORS

              Financial Services                         21.7%
              ------------------------------------------------
              Technology                                 13.7%
              ------------------------------------------------
              Health Care                                11.9%
              ------------------------------------------------
              Energy                                     10.1%
              ------------------------------------------------
              Industrial Goods & Services                 9.4%
              ------------------------------------------------
              Consumer Staples                            7.5%
              ------------------------------------------------
              Utilities & Communications                  7.0%
              ------------------------------------------------
              Retailing                                   5.7%
              ------------------------------------------------
              Leisure                                     5.0%
              ------------------------------------------------
              Basic Materials                             4.1%
              ------------------------------------------------
              Special Products & Services                 2.4%
              ------------------------------------------------
              Transportation                              1.0%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- TOTAL RETURN SERIES

PORTFOLIO STRUCTURE (i)

              Common Stocks                              58.7%
              Bonds                                      37.8%
              Cash & Other Net Assets                     3.5%

              TOP TEN HOLDINGS (i)

              Fannie Mae 5.5%, 30 years                   3.8%
              ------------------------------------------------
              Bank of America Corp.                       1.9%
              ------------------------------------------------
              Altria Group, Inc.                          1.7%
              ------------------------------------------------
              JPMorgan Chase & Co.                        1.5%
              ------------------------------------------------
              Citigroup, Inc.                             1.5%
              ------------------------------------------------
              U.S. Treasury Notes, 4.75%, 2008            1.4%
              ------------------------------------------------
              Bank of New York Co., Inc.                  1.4%
              ------------------------------------------------
              Exxon Mobil Corp.                           1.3%
              ------------------------------------------------
              Fannie Mae 6.0%, 30 years                   1.3%
              ------------------------------------------------
              U.S. Treasury Notes, 5.625%, 2008           1.2%
              ------------------------------------------------

              COMMON STOCK SECTORS

              Financial Services                         17.5%
              ------------------------------------------------
              Energy                                      6.7%
              ------------------------------------------------
              Health Care                                 6.1%
              ------------------------------------------------
              Utilities & Communications                  5.8%
              ------------------------------------------------
              Industrial Goods & Services                 5.0%
              ------------------------------------------------
              Consumer Staples                            4.3%
              ------------------------------------------------
              Technology                                  3.3%
              ------------------------------------------------
              Basic Materials                             3.2%
              ------------------------------------------------
              Leisure                                     2.4%
              ------------------------------------------------
              Retailing                                   1.8%
              ------------------------------------------------
              Autos & Housing                             1.8%
              ------------------------------------------------
              Transportation                              0.6%
              ------------------------------------------------
              Special Products & Services                 0.2%
              ------------------------------------------------

              FIXED INCOME SECTORS (i)

              Mortgage-Backed Securities                 13.6%
              ------------------------------------------------
              High Grade Corporates                       8.9%
              ------------------------------------------------
              U.S. Treasury Securities                    8.3%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       3.7%
              ------------------------------------------------
              U.S. Government Agencies                    2.0%
              ------------------------------------------------
              Asset-Backed Securities                     0.6%
              ------------------------------------------------
              Emerging Market Bonds                       0.4%
              ------------------------------------------------
              Non-U.S. Government Bonds                   0.2%
              ------------------------------------------------
              High Yield Corporates                       0.1%
              ------------------------------------------------

(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 12/31/06, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- UTILITIES SERIES

PORTFOLIO STRUCTURE (i)

              Common Stocks                              93.5%
              Convertible Preferred Stocks                2.0%
              Bonds                                       1.4%
              Convertible Bonds                           0.4%
              Cash & Other Net Assets                     2.7%

              TOP TEN HOLDINGS (i)

              NRG Energy, Inc.                            4.9%
              ------------------------------------------------
              Williams Cos., Inc.                         3.5%
              ------------------------------------------------
              Edison International                        3.1%
              ------------------------------------------------
              FPL Group, Inc.                             3.0%
              ------------------------------------------------
              AT&T, Inc.                                  2.9%
              ------------------------------------------------
              Equitable Resources, Inc.                   2.9%
              ------------------------------------------------
              Constellation Energy Group, Inc.            2.8%
              ------------------------------------------------
              Entergy Corp.                               2.7%
              ------------------------------------------------
              E.ON AG                                     2.7%
              ------------------------------------------------
              Public Service Enterprise Group, Inc.       2.6%
              ------------------------------------------------

              TOP FIVE INDUSTRIES (i)

              Utilities - Electric Power                 50.7%
              ------------------------------------------------
              Telephone Services                         15.0%
              ------------------------------------------------
              Telecommunications - Wireless               6.5%
              ------------------------------------------------
              Natural Gas - Pipeline                      6.0%
              ------------------------------------------------
              Natural Gas - Distribution                  5.9%
              ------------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                              67.2%
              ------------------------------------------------
              Canada                                      4.4%
              ------------------------------------------------
              Spain                                       4.4%
              ------------------------------------------------
              Germany                                     4.1%
              ------------------------------------------------
              France                                      3.3%
              ------------------------------------------------
              Brazil                                      3.3%
              ------------------------------------------------
              Mexico                                      2.2%
              ------------------------------------------------
              United Kingdom                              2.2%
              ------------------------------------------------
              Norway                                      1.5%
              ------------------------------------------------
              Other Countries                             7.4%
              ------------------------------------------------

(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

PERFORMANCE SUMMARY

The information below and on the following pages illustrates the historical performance of each series in comparison to its benchmark(s). Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be more than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR UNITS, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT HOLDER WOULD PAY ON DISTRIBUTIONS OR REDEMPTION OF CONTRACT UNITS.

CAPITAL APPRECIATION SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2006.)

                       Capital Appreciation          Russell 1000
                      Series -- Initial Class        Growth Index
         12/96               $10,000                   $10,000
         12/97                12,313                    13,049
         12/98                15,847                    18,100
         12/99                21,019                    24,101
         12/00                18,619                    18,697
         12/01                13,904                    14,878
         12/02                 9,400                    10,730
         12/03                12,099                    13,922
         12/04                13,432                    14,799
         12/05                13,555                    15,577
         12/06                14,419                    16,991

TOTAL RETURNS THROUGH 12/31/06

                                     Class
                                   Inception
Initial Class                         Date        1-yr       5-yr        10-yr
-------------------------------------------------------------------------------
Average Annual Total Return         6/12/85       6.37%      0.73%        3.73%

Service Class
-------------------------------------------------------------------------------
Average Annual Total Return         8/24/01       6.05%      0.46%        3.58%

COMPARATIVE BENCHMARK
-------------------------------------------------------------------------------
Russell 1000 Growth Index (f)                     9.07%      2.69%        5.44%

(f) Source: FactSet Research Systems Inc.

EMERGING GROWTH SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2006.)

                            Emerging Growth           Russell 3000
                        Series -- Initial Class       Growth Index
         12/96                $10,000                    $10,000
         12/97                 12,193                     12,874
         12/98                 16,324                     17,382
         12/99                 28,699                     23,262
         12/00                 23,216                     18,047
         12/01                 15,189                     14,505
         12/02                 10,003                     10,439
         12/03                 13,153                     13,672
         12/04                 14,894                     14,619
         12/05                 16,255                     15,375
         12/06                 17,559                     16,829

TOTAL RETURNS THROUGH 12/31/06

                                    Class
                                  Inception
Initial Class                        Date          1-yr         5-yr       10-yr
--------------------------------------------------------------------------------
Average Annual Total Return        5/01/95        8.02%        2.94%       5.79%

Service Class
--------------------------------------------------------------------------------
Average Annual Total Return        8/24/01        7.70%        2.68%       5.64%

COMPARATIVE BENCHMARK
--------------------------------------------------------------------------------
Russell 3000 Growth Index (f)                     9.46%        3.02%       5.34%

(f) Source: FactSet Research Systems Inc.

GLOBAL GROWTH SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2006.)

                  Global Growth            MSCI All Country         MSCI World
             Series -- Initial Class      World Growth Index       Growth Index
12/96               $10,000                      $10,000             $10,000
12/97                11,532                       11,485              11,631
12/98                13,217                       15,000              15,562
12/99                22,106                       20,218              20,699
12/00                19,200                       14,988              15,411
12/01                15,429                       12,207              12,457
12/02                12,442                       9,8790              10,015
12/03                16,852                       12,779              12,871
12/04                19,483                       14,272              14,314
12/05                21,438                       15,865              15,707
12/06                25,162                       18,521              18,138

TOTAL RETURNS THROUGH 12/31/06

                                         Class
                                       Inception
Initial Class                             Date        1-yr       5-yr      10-yr
--------------------------------------------------------------------------------
Average Annual Total Return             11/16/93    17.37%     10.28%      9.67%

Service Class
--------------------------------------------------------------------------------
Average Annual Total Return              8/24/01    17.09%      9.99%      9.50%

COMPARATIVE BENCHMARK
--------------------------------------------------------------------------------
MSCI All Country World Growth Index (f)             16.74%      8.69%      6.36%
--------------------------------------------------------------------------------
MSCI World Growth Index (f)                         15.48%      7.80%      6.14%

(f) Source: FactSet Research Systems Inc.

MASSACHUSETTS INVESTORS TRUST SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2006.)

                  Massachusetts Investors Trust     Standard & Poor's
                     Series -- Initial Class         500 Stock Index
         12/96                $10,000                  $10,000
         12/97                 13,194                   13,336
         12/98                 16,341                   17,148
         12/99                 17,514                   20,756
         12/00                 17,530                   18,866
         12/01                 14,775                   16,624
         12/02                 11,640                   12,950
         12/03                 14,297                   16,664
         12/04                 16,011                   18,478
         12/05                 17,245                   19,385
         12/06                 19,539                   22,447

TOTAL RETURNS THROUGH 12/31/06

                                       Class
                                     Inception
Initial Class                           Date        1-yr        5-yr       10-yr
--------------------------------------------------------------------------------
Average Annual Total Return           11/14/86    13.30%       5.75%       6.93%

Service Class
--------------------------------------------------------------------------------
Average Annual Total Return            8/24/01    13.04%       5.48%       6.78%

COMPARATIVE BENCHMARK
--------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index (f)             15.79%       6.19%       8.42%

(f) Source: FactSet Research Systems Inc.

MID CAP GROWTH SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the series' investment operations, August 31, 2000, through December 31, 2006.)

                            Mid Cap Growth            Russell Midcap
                        Series -- Initial Class        Growth Index
         8/00                   $10,000                 $10,000
         12/00                    9,080                   7,473
         12/01                    6,970                   5,967
         12/02                    3,686                   4,332
         12/03                    5,082                   6,182
         12/04                    5,825                   7,139
         12/05                    6,005                   8,002
         12/06                    6,146                   8,855

TOTAL RETURNS THROUGH 12/31/06

                                   Class
                                 Inception
Initial Class                       Date          1-yr        5-yr      Life (t)
-------------------------------------------------------------------------------
Average Annual Total Return       8/31/00        2.34%      -2.48%       -7.39%

Service Class
-------------------------------------------------------------------------------
Average Annual Total Return       8/24/01        2.20%      -2.71%       -7.56%

COMPARATIVE BENCHMARK
-------------------------------------------------------------------------------
Russell Midcap Growth Index (f)                 10.66%       8.22%       -1.90%

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the series' investment operations, August 31, 2000, through the stated period end.

RESEARCH SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2006.)

                       Research Series --        Standard & Poor's
                          Initial Class           500 Stock Index
         12/96              $10,000                  $10,000
         12/97               12,086                   13,336
         12/98               14,940                   17,148
         12/99               18,547                   20,756
         12/00               17,787                   18,866
         12/01               13,980                   16,624
         12/02               10,470                   12,950
         12/03               13,121                   16,664
         12/04               15,198                   18,478
         12/05               16,405                   19,385
         12/06               18,147                   22,447

TOTAL RETURNS THROUGH 12/31/06

                                        Class
                                      Inception
Initial Class                            Date         1-yr       5-yr      10-yr
--------------------------------------------------------------------------------
Average Annual Total Return            11/07/94     10.62%      5.36%      6.14%

Service Class
--------------------------------------------------------------------------------
Average Annual Total Return             8/24/01     10.32%      5.08%      5.99%

COMPARATIVE BENCHMARK
--------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index (f)               15.79%      6.19%      8.42%

(f) Source: FactSet Research Systems Inc.

TOTAL RETURN SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2006.)

                                                               Lehman Brothers
                  Total Return          Standard & Poor's      U.S. Aggregate
             Series -- Initial Class     500 Stock Index         Bond Index
12/96               $10,000                 $10,000               $10,000
12/97                12,198                  10,968                13,336
12/98                13,626                  11,920                17,148
12/99                14,013                  11,821                20,756
12/00                16,363                  13,196                18,866
12/01                16,446                  14,307                16,624
12/02                15,513                  15,776                12,950
12/03                18,173                  16,425                16,664
12/04                20,258                  17,137                18,478
12/05                20,870                  17,554                19,385
12/06                23,420                  18,314                22,447

TOTAL RETURNS THROUGH 12/31/06

                                               Class
                                             Inception
Initial Class                                   Date      1-yr     5-yr    10-yr
--------------------------------------------------------------------------------
Average Annual Total Return                   5/11/88   12.22%    7.32%    8.88%

Service Class
--------------------------------------------------------------------------------
Average Annual Total Return                   8/24/01   11.91%    7.05%    8.73%

COMPARATIVE BENCHMARKS
--------------------------------------------------------------------------------
Lehman Brothers U.S. Aggregate Bond Index (f)            4.33%    5.06%    6.24%
--------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index (f)                   15.79%    6.19%    8.42%

(f) Source: FactSet Research Systems Inc.

UTILITIES SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2006.)

                    Utilities Series --        Standard & Poor's
                       Initial Class          500 Utilities Index
         12/96          $10,000                    $10,000
         12/97           13,271                     12,465
         12/98           15,600                     14,315
         12/99           20,482                     13,001
         12/00           21,916                     20,435
         12/01           16,582                     14,215
         12/02           12,625                     9,9510
         12/03           17,202                     12,564
         12/04           22,427                     15,615
         12/05           26,290                     18,245
         12/06           34,796                     22,074

TOTAL RETURNS THROUGH 12/31/06

                                           Class
                                         Inception
Initial Class                               Date       1-yr      5-yr     10-yr
--------------------------------------------------------------------------------
Average Annual Total Return               11/16/93    32.35%    15.98%    13.28%

Service Class
--------------------------------------------------------------------------------
Average Annual Total Return                8/24/01    31.96%    15.69%    13.12%

COMPARATIVE BENCHMARK
--------------------------------------------------------------------------------
Standard & Poor's 500 Utilities Index (f)             20.99%     9.20%     8.24%

(f) Source: FactSet Research Systems Inc.

INDEX DEFINITIONS

LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX -- measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) ALL COUNTRY WORLD GROWTH INDEX -- a market capitalization index that is designed to measure equity market performance for growth securities in the global developed and emerging markets.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD GROWTH INDEX -- a market capitalization index that is designed to measure global developed market equity performance for growth securities.

RUSSELL 1000 GROWTH INDEX -- constructed to provide a comprehensive barometer for growth securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

RUSSELL 3000 GROWTH INDEX -- constructed to provide a comprehensive barometer for the growth securities in the small to large-cap segment of the U.S. equity universe. Companies in this Index generally have higher price-to-book ratios and higher forecasted growth values.

RUSSELL MIDCAP GROWTH INDEX -- constructed to provide a comprehensive barometer for the growth securities in the mid-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

STANDARD & POOR'S 500 STOCK INDEX -- a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

STANDARD & POOR'S 500 UTILITIES INDEX -- a capitalization-weighted index designed to measure the utilities sector, including those companies considered electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual Rule 12b-1 fee.

Service Class share performance includes the performance of Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class shares performance shown is higher than it would have been had Service Class shares been offered for the entire period.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without such subsidies and waivers the series' performance results would be less favorable. Please see the prospectus for complete details. All results are historical and assume the reinvestment of dividends and capital gains.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLES
SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JULY 1, 2006 THROUGH DECEMBER 31, 2006

As a contract holder of each series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in each series and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2006 through December 31, 2006.

ACTUAL EXPENSES
The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight each series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in each series is made. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in each series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

                                   Beginning     Ending
                       Annualized   Account      Account      Expenses Paid
CAPITAL                 Expense      Value        Value     During Period (p)
APPRECIATION SERIES      Ratio      7/01/06     12/31/06    7/01/06-12/31/06
--------------------------------------------------------------------------------
Initial Class
  Actual                 0.75%     $1,000.00    $1,089.80         $3.95
  Hypothetical (h)       0.75%     $1,000.00    $1,021.42         $3.82
Service Class
  Actual                 1.00%     $1,000.00    $1,087.80         $5.26
  Hypothetical (h)       1.00%     $1,000.00    $1,020.16         $5.09

EMERGING
GROWTH SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                 0.83%     $1,000.00    $1,091.10         $4.37
  Hypothetical (h)       0.83%     $1,000.00    $1,021.02         $4.23
Service Class
  Actual                 1.08%     $1,000.00    $1,089.90         $5.69
  Hypothetical (h)       1.08%     $1,000.00    $1,019.76         $5.50

GLOBAL GROWTH SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                 1.17%     $1,000.00    $1,127.50         $6.27
  Hypothetical (h)       1.17%     $1,000.00    $1,019.31         $5.96
Service Class
  Actual                 1.42%     $1,000.00    $1,125.30         $7.61
  Hypothetical (h)       1.42%     $1,000.00    $1,018.05         $7.22

MASSACHUSETTS
INVESTORS TRUST SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                 0.60%     $1,000.00    $1,124.00         $3.21
  Hypothetical (h)       0.60%     $1,000.00    $1,022.18         $3.06
Service Class
  Actual                 0.85%     $1,000.00    $1,122.80         $4.55
  Hypothetical (h)       0.85%     $1,000.00    $1,020.92         $4.33

MID CAP GROWTH SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                 0.94%     $1,000.00    $1,046.20         $4.85
  Hypothetical (h)       0.94%     $1,000.00    $1,020.47         $4.79
Service Class
  Actual                 1.19%     $1,000.00    $1,046.70         $6.14
  Hypothetical (h)       1.19%     $1,000.00    $1,019.21         $6.06

RESEARCH SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                 0.81%     $1,000.00    $1,110.30         $4.31
  Hypothetical (h)       0.81%     $1,000.00    $1,021.12         $4.13
Service Class
  Actual                 1.06%     $1,000.00    $1,109.10         $5.64
  Hypothetical (h)       1.06%     $1,000.00    $1,019.86         $5.40

TOTAL RETURN SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                 0.71%     $1,000.00    $1,101.20         $3.76
  Hypothetical (h)       0.71%     $1,000.00    $1,021.63         $3.62
Service Class
  Actual                 0.96%     $1,000.00    $1,099.70         $5.08
  Hypothetical (h)       0.96%     $1,000.00    $1,020.37         $4.89

UTILITIES SERIES
--------------------------------------------------------------------------------
Initial Class
  Actual                 0.85%     $1,000.00    $1,219.20         $4.75
  Hypothetical (h)       0.85%     $1,000.00    $1,020.92         $4.33
Service Class
  Actual                 1.11%     $1,000.00    $1,217.80         $6.20
  Hypothetical (h)       1.11%     $1,000.00    $1,019.61         $5.65

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS -- December 31, 2006

CAPITAL APPRECIATION SERIES
COMMON STOCKS -- 99.3%

ISSUER                                           SHARES/PAR           VALUE ($)
AEROSPACE -- 3.2%
Boeing Co. .................................         70,750        $  6,285,430
Precision Castparts Corp. ..................         44,530           3,485,808
United Technologies Corp. ..................        133,540           8,348,921
                                                                   ------------
                                                                   $ 18,120,159
                                                                   ------------
APPAREL MANUFACTURERS -- 2.0%
Coach, Inc. (a) ............................         91,550        $  3,932,988
NIKE, Inc., "B" ............................         71,230           7,053,907
                                                                   ------------
                                                                   $ 10,986,895
                                                                   ------------
AUTOMOTIVE -- 0.7%
Harman International Industries, Inc. ......         40,470        $  4,043,358
                                                                   ------------

BIOTECHNOLOGY -- 5.4%
Amgen, Inc. (a) ............................        143,390        $  9,794,971
Celgene Corp. (a) ..........................        139,550           8,028,311
Genzyme Corp. (a) ..........................        155,780           9,592,932
Millipore Corp. (a) ........................         41,500           2,763,900
                                                                   ------------
                                                                   $ 30,180,114
                                                                   ------------
BROADCASTING -- 1.6%
News Corp., "A" ............................        280,690        $  6,029,221
Viacom, Inc., "B" (a) ......................         73,110           2,999,703
                                                                   ------------
                                                                   $  9,028,924
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 3.9%
Charles Schwab Corp. .......................        330,260        $  6,387,228
Chicago Mercantile Exchange Holdings,
  Inc., "A" ................................         10,470           5,337,083
Mellon Financial Corp. .....................        101,030           4,258,415
Merrill Lynch & Co., Inc. ..................         60,050           5,590,655
                                                                   ------------
                                                                   $ 21,573,381
                                                                   ------------
BUSINESS SERVICES -- 5.6%
Amdocs Ltd. (a) ............................        258,550        $ 10,018,813
Automatic Data Processing, Inc. ............         96,380           4,746,715
CheckFree Corp. (a) ........................         69,290           2,782,686
First Data Corp. ...........................        378,660           9,663,403
Western Union Co. ..........................        182,800           4,098,376
                                                                   ------------
                                                                   $ 31,309,993
                                                                   ------------
CHEMICALS -- 1.3%
Ecolab, Inc. ...............................         50,210        $  2,269,492
Monsanto Co. ...............................         96,110           5,048,658
                                                                   ------------
                                                                   $  7,318,150
                                                                   ------------
COMPUTER SOFTWARE -- 5.8%
Adobe Systems, Inc. (a) ....................        294,230        $ 12,098,738
Microsoft Corp. ............................        386,080          11,528,349
Oracle Corp. (a) ...........................        503,180           8,624,505
                                                                   ------------
                                                                   $ 32,251,592
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 3.0%
Apple Computer, Inc. (a) ...................         78,790        $  6,684,544
Dell, Inc. (a) .............................        112,650           2,826,388
Hewlett-Packard Co. ........................        171,780           7,075,618
                                                                   ------------
                                                                   $ 16,586,550
                                                                   ------------
CONSUMER GOODS & SERVICES -- 4.0%
Colgate-Palmolive Co. ......................         67,420        $  4,398,481
eBay, Inc. (a) .............................        144,100           4,333,087
Monster Worldwide, Inc. (a) ................         46,560           2,171,558
Procter & Gamble Co. .......................        177,430          11,403,426
                                                                   ------------
                                                                   $ 22,306,552
                                                                   ------------
ELECTRICAL EQUIPMENT -- 5.1%
General Electric Co. .......................        474,160        $ 17,643,494
Rockwell Automation, Inc. ..................         97,640           5,963,851
W.W. Grainger, Inc. ........................         68,990           4,825,161
                                                                   ------------
                                                                   $ 28,432,506
                                                                   ------------
ELECTRONICS -- 5.9%
Applied Materials, Inc. ....................        283,550        $  5,231,497
Intel Corp. ................................        743,880          15,063,570
Marvell Technology Group Ltd. (a) ..........        269,160           5,165,180
Samsung Electronics Co. Ltd., GDR ..........         11,935           3,926,615
SanDisk Corp. (a) ..........................         83,170           3,578,805
                                                                   ------------
                                                                   $ 32,965,667
                                                                   ------------
FOOD & BEVERAGES -- 2.4%
Nestle S.A .................................         17,967        $  6,382,567
PepsiCo, Inc. ..............................        110,950           6,939,923
                                                                   ------------
                                                                   $ 13,322,490
                                                                   ------------
FOOD & DRUG STORES -- 0.5%
CVS Corp. ..................................         89,550        $  2,767,990
                                                                   ------------

GAMING & LODGING -- 2.3%
International Game Technology ..............        179,670        $  8,300,754
Las Vegas Sands Corp. (a) ..................         18,620           1,666,118
Starwood Hotels & Resorts, Inc. ............         47,910           2,994,375
                                                                   ------------
                                                                   $ 12,961,247
                                                                   ------------
GENERAL MERCHANDISE -- 2.0%
Family Dollar Stores, Inc. .................         98,320        $  2,883,726
Target Corp. ...............................        144,780           8,259,699
                                                                   ------------
                                                                   $ 11,143,425
                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS -- 0.5%
UnitedHealth Group, Inc. ...................         54,820        $  2,945,479
                                                                   ------------

INTERNET -- 2.7%
Google, Inc., "A" (a) ......................         24,050        $ 11,074,544
Yahoo!, Inc. (a) ...........................        161,720           4,130,329
                                                                   ------------
                                                                   $ 15,204,873
                                                                   ------------
LEISURE & TOYS -- 1.5%
Electronic Arts, Inc. (a) ..................        167,890        $  8,454,940
                                                                   ------------

MACHINERY & TOOLS -- 1.2%
Deere & Co. ................................         70,910        $  6,741,414
                                                                   ------------

MAJOR BANKS -- 1.7%
JPMorgan Chase & Co. .......................         92,160        $  4,451,328
State Street Corp. .........................         74,400           5,017,536
                                                                   ------------
                                                                   $  9,468,864
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 1.4%
Caremark Rx, Inc. ..........................        135,680        $  7,748,685
                                                                   ------------

MEDICAL EQUIPMENT -- 5.2%
Advanced Medical Optics, Inc. (a) ..........        151,750        $  5,341,600
Baxter International, Inc. .................        113,120           5,247,637
DENTSPLY International, Inc. ...............         94,370           2,816,945
Medtronic, Inc. ............................        217,330          11,629,328
Respironics, Inc. (a) ......................         38,300           1,445,825
St. Jude Medical, Inc. (a) .................         76,040           2,780,022
                                                                   ------------
                                                                   $ 29,261,357
                                                                   ------------
NETWORK & TELECOM -- 5.2%
Cisco Systems, Inc. (a) ....................        776,310        $ 21,216,552
Corning, Inc. (a) ..........................        140,280           2,624,639
Juniper Networks, Inc. (a) .................         69,740           1,320,876
QUALCOMM, Inc. .............................        111,090           4,198,091
                                                                   ------------
                                                                   $ 29,360,158
                                                                   ------------

OIL SERVICES -- 3.8%
Noble Corp. ................................         83,820        $  6,382,893
Schlumberger Ltd. ..........................         92,710           5,855,564
Transocean, Inc. (a) .......................         78,880           6,380,603
Weatherford International Ltd. (a) .........         65,520           2,738,081
                                                                   ------------
                                                                   $ 21,357,141
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 3.5%
American Express Co. .......................        151,510        $  9,192,112
SLM Corp. ..................................        152,240           7,424,745
UBS AG .....................................         45,350           2,735,966
                                                                   ------------
                                                                   $ 19,352,823
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS -- 1.0%
EMC Corp. (a) ..............................        409,610        $  5,406,852
                                                                   ------------

PHARMACEUTICALS -- 7.5%
Allergan, Inc. .............................         61,480        $  7,361,615
Eli Lilly & Co. ............................        151,800           7,908,780
Johnson & Johnson ..........................        195,170          12,885,123
Roche Holding AG ...........................         43,430           7,785,261
Wyeth ......................................        121,540           6,188,817
                                                                   ------------
                                                                   $ 42,129,596
                                                                   ------------
RAILROAD & SHIPPING -- 0.8%
Burlington Northern Santa Fe Corp. .........         62,460        $  4,610,173
                                                                   ------------

SPECIALTY CHEMICALS -- 0.2%
Praxair, Inc. ..............................         22,800        $  1,352,724
                                                                   ------------

SPECIALTY STORES -- 4.7%
Aeropostale, Inc. (a) ......................         72,320        $  2,232,518
Best Buy Co., Inc. .........................         47,600           2,341,444
Chico's FAS, Inc. (a) ......................        120,280           2,488,593
Lowe's Cos., Inc. ..........................        136,860           4,263,189
Staples, Inc. ..............................        291,080           7,771,836
Urban Outfitters, Inc. (a) .................        117,940           2,716,158
Williams-Sonoma, Inc. ......................        133,380           4,193,467
                                                                   ------------
                                                                   $ 26,007,205
                                                                   ------------
TELEPHONE SERVICES -- 1.0%
American Tower Corp., "A" (a) ..............        145,430        $  5,421,630
                                                                   ------------

TOBACCO -- 0.8%
Altria Group, Inc. .........................         51,600        $  4,428,312
                                                                   ------------

TRUCKING -- 1.9%
FedEx Corp. ................................         37,840        $  4,110,181
United Parcel Service, Inc., "B" ...........         83,900           6,290,822
                                                                   ------------
                                                                   $ 10,401,003
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $516,604,202) .....................        $554,952,222
                                                                   ------------

SHORT-TERM OBLIGATIONS -- 0.4%
General Electric Capital Corp.,
5.29%, due 1/02/07, at Amortized
Cost and Value (y) .........................   $  2,482,000        $  2,481,635
                                                                   ------------
    Total Investments
      (Identified Cost, $519,085,837) ....................         $557,433,857
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- 0.3% ...............................            1,627,438
                                                                   ------------
    Net Assets -- 100.0% .................................         $559,061,295
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006

EMERGING GROWTH SERIES
COMMON STOCKS -- 97.5%

ISSUER                                           SHARES/PAR           VALUE ($)
AEROSPACE -- 3.0%
Lockheed Martin Corp. ......................         45,500        $  4,189,185
Precision Castparts Corp. ..................         31,900           2,497,132
United Technologies Corp. ..................         44,900           2,807,148
                                                                   ------------
                                                                   $  9,493,465
                                                                   ------------
APPAREL MANUFACTURERS -- 1.9%
Coach, Inc. (a) ............................         57,600        $  2,474,496
Li & Fung Ltd. .............................        124,000             385,790
NIKE, Inc., "B" ............................         23,000           2,277,690
Under Armour, Inc. (a) .....................         16,800             847,562
                                                                   ------------
                                                                   $  5,985,538
                                                                   ------------
AUTOMOTIVE -- 1.3%
Harman International Industries, Inc. ......         40,510        $  4,047,354
                                                                   ------------

BIOTECHNOLOGY -- 5.6%
Actelion Ltd. (a) ..........................          7,900        $  1,736,976
Amgen, Inc. (a) ............................         45,300           3,094,443
Celgene Corp. (a) ..........................         40,600           2,335,718
Genentech, Inc. (a) ........................         20,100           1,630,713
Genzyme Corp. (a) ..........................         57,380           3,533,460
Gilead Sciences, Inc. (a) ..................         18,900           1,227,177
Millipore Corp. (a) ........................         60,460           4,026,636
                                                                   ------------
                                                                   $ 17,585,123
                                                                   ------------
BROADCASTING -- 2.8%
Grupo Televisa S.A., ADR ...................         64,040        $  1,729,720
News Corp., "A" ............................        327,200           7,028,256
                                                                   ------------
                                                                   $  8,757,976
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 4.8%
Affiliated Managers Group, Inc. (a)(l) .....          8,200        $    862,066
Charles Schwab Corp. .......................        175,400           3,392,236
Chicago Mercantile Exchange Holdings,
  Inc., "A" ................................          6,730           3,430,618
Deutsche Boerse AG .........................          4,900             901,598
EFG International (a) ......................         27,700           1,044,233
Evercore Partners, Inc. (a)(l) .............          8,560             315,436
Goldman Sachs Group, Inc. ..................         10,900           2,172,915
Greenhill & Co., Inc. (l) ..................         11,600             856,080
IntercontinentalExchange, Inc. (a) .........          6,000             647,400
Lazard Ltd. ................................         30,830           1,459,492
                                                                   ------------
                                                                   $ 15,082,074
                                                                   ------------
BUSINESS SERVICES -- 7.3%
Amdocs Ltd. (a) ............................        106,200        $  4,115,250
CheckFree Corp. (a) ........................         58,900           2,365,424
Cognizant Technology Solutions
  Corp., "A" (a) ...........................         37,100           2,862,636
Corporate Executive Board Co. ..............         27,100           2,376,670
Equinix, Inc. (a)(l) .......................         25,000           1,890,500
First Data Corp. ...........................        155,400           3,965,808
Global Payments, Inc. ......................         29,100           1,347,330
Western Union Co. ..........................        172,700           3,871,934
                                                                   ------------
                                                                   $ 22,795,552
                                                                   ------------
CHEMICALS -- 1.7%
Monsanto Co. ...............................        100,000        $  5,253,000
                                                                   ------------

COMPUTER SOFTWARE -- 4.1%
Adobe Systems, Inc. (a) ....................        178,000        $  7,319,360
McAfee, Inc. (a) ...........................         73,700           2,091,606
Salesforce.com, Inc. (a) ...................         38,100           1,388,745
TIBCO Software, Inc. (a) ...................        207,500           1,958,800
                                                                   ------------
                                                                   $ 12,758,511
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 1.5%
Apple Computer, Inc. (a) ...................         43,100        $  3,656,604
Hewlett-Packard Co. ........................         25,900           1,066,821
                                                                   ------------
                                                                   $  4,723,425
                                                                   ------------
CONSUMER GOODS & SERVICES -- 2.9%
DeVry, Inc. ................................         63,700        $  1,783,600
eBay, Inc. (a) .............................         64,400           1,936,508
ITT Educational Services, Inc. (a) .........         37,400           2,482,238
Monster Worldwide, Inc. (a) ................         22,600           1,054,064
New Oriental Educational & Technology
  Group, ADR (a) ...........................         35,240           1,181,950
Strayer Education, Inc. ....................          6,870             728,564
                                                                   ------------
                                                                   $  9,166,924
                                                                   ------------
ELECTRICAL EQUIPMENT -- 1.7%
Rockwell Automation, Inc. ..................         87,100        $  5,320,068
                                                                   ------------

ELECTRONICS -- 7.7%
Applied Materials, Inc. ....................        196,300        $  3,621,735
ARM Holdings PLC ...........................        218,700             538,645
ASML Holding N.V. (a)(l) ...................         25,900             637,917
FormFactor, Inc. (a) .......................          8,000             298,000
Intel Corp. ................................        209,800           4,248,450
Intersil Corp., "A" ........................         65,700           1,571,544
Marvell Technology Group Ltd. (a) ..........        279,100           5,355,929
Nintendo Co. Ltd. ..........................          4,800           1,245,915
Samsung Electronics Co. Ltd., GDR ..........          5,839           1,921,031
SanDisk Corp. (a) ..........................         84,900           3,653,247
Synopsys, Inc. (a) .........................         35,300             943,569
                                                                   ------------
                                                                   $ 24,035,982
                                                                   ------------
ENERGY -- INDEPENDENT -- 1.0%
CONSOL Energy, Inc. ........................         46,300        $  1,487,619
XTO Energy, Inc. ...........................         32,200           1,515,010
                                                                   ------------
                                                                   $  3,002,629
                                                                   ------------
ENERGY -- INTEGRATED -- 0.3%
Hess Corp. .................................         22,400        $  1,110,368
                                                                   ------------

FOOD & BEVERAGES -- 2.4%
Nestle S.A .................................         10,624        $  3,774,052
PepsiCo, Inc. ..............................         59,200           3,702,960
                                                                   ------------
                                                                   $  7,477,012
                                                                   ------------
GAMING & LODGING -- 3.1%
Carnival Corp. .............................         16,000        $    784,800
International Game Technology ..............        104,800           4,841,760
Las Vegas Sands Corp. (a) ..................         17,800           1,592,744
Penn National Gaming, Inc. (a) .............         27,000           1,123,740
Station Casinos, Inc. ......................         17,500           1,429,225
                                                                   ------------
                                                                   $  9,772,269
                                                                   ------------
GENERAL MERCHANDISE -- 1.2%
Costco Wholesale Corp. .....................         31,600        $  1,670,692
Family Dollar Stores, Inc. .................         68,500           2,009,105
                                                                   ------------
                                                                   $  3,679,797
                                                                   ------------
INTERNET -- 3.6%
Baidu.com, Inc., ADR (a) ...................         19,100        $  2,152,952
CNET Networks, Inc. (a) ....................         91,400             830,826
Google, Inc., "A" (a) ......................         12,810           5,898,749
NetEase.com, Inc., ADR (a)(l) ..............         17,600             328,944
TENCENT Holdings, Ltd. .....................        405,000           1,442,291
Yahoo!, Inc. (a) ...........................         29,730             759,304
                                                                   ------------
                                                                   $ 11,413,066
                                                                   ------------
LEISURE & TOYS -- 2.1%
Activision, Inc. (a) .......................         30,800        $    530,992
Electronic Arts, Inc. (a) ..................         75,920           3,823,331
Scientific Games Corp. (a) .................         10,400             314,392
THQ, Inc. (a)(l) ...........................         31,600           1,027,632
Ubisoft Entertain S.A. (a) .................         24,600             830,152
                                                                   ------------
                                                                   $  6,526,499
                                                                   ------------
MACHINERY & TOOLS -- 0.9%
Deere & Co. ................................         28,900        $  2,747,523
                                                                   ------------

MAJOR BANKS -- 1.8%
Bank of New York Co., Inc. .................         65,400        $  2,574,798
State Street Corp. .........................         46,700           3,149,448
                                                                   ------------
                                                                   $  5,724,246
                                                                   ------------
MEDICAL EQUIPMENT -- 5.7%
Advanced Medical Optics, Inc. (a)(l) .......        117,200        $  4,125,440
Cooper Cos., Inc. ..........................          9,700             431,650
Cytyc Corp. (a) ............................        159,260           4,507,058
Medtronic, Inc. ............................         44,800           2,397,248
ResMed, Inc. (a)(l) ........................         33,100           1,629,182
St. Jude Medical, Inc. (a) .................        107,600           3,933,856
Thoratec Corp. (a)(l) ......................         48,500             852,630
                                                                   ------------
                                                                   $ 17,877,064
                                                                   ------------
METALS & MINING -- 0.1%
Cameco Corp. ...............................          4,000        $    161,800
                                                                   ------------

NETWORK & TELECOM -- 5.0%
Cisco Systems, Inc. (a) ....................        269,800        $  7,373,634
Juniper Networks, Inc. (a) .................        111,658           2,114,803
NICE Systems Ltd., ADR (a) .................        107,860           3,319,931
QUALCOMM, Inc. .............................         55,680           2,104,147
Research In Motion Ltd. (a) ................          6,000             766,680
                                                                   ------------
                                                                   $ 15,679,195
                                                                   ------------
OIL SERVICES -- 5.1%
Cameron International Corp. (a) ............         17,300        $    917,765
GlobalSantaFe Corp. ........................        104,000           6,113,120
National-Oilwell Varco, Inc. (a) ...........         38,100           2,330,958
Noble Corp. ................................         41,600           3,167,840
Schlumberger Ltd. ..........................         57,000           3,600,120
                                                                   ------------
                                                                   $ 16,129,803
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 2.9%
American Express Co. .......................         70,000        $  4,246,900
Moody's Corp. ..............................          9,400             649,164
SLM Corp. ..................................          6,300             307,251
UBS AG .....................................         62,700           3,782,691
                                                                   ------------
                                                                   $  8,986,006
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS -- 0.9%
EMC Corp. (a) ..............................         97,000        $  1,280,400
Network Appliance, Inc. (a) ................         41,000           1,610,480
                                                                   ------------
                                                                   $  2,890,880
                                                                   ------------
PHARMACEUTICALS -- 4.7%
Allergan, Inc. .............................         33,290        $  3,986,145
GlaxoSmithKline PLC ........................        140,300           3,693,197
Johnson & Johnson ..........................         32,700           2,158,854
Roche Holding AG ...........................         27,950           5,010,317
                                                                   ------------
                                                                   $ 14,848,513
                                                                   ------------
PRINTING & PUBLISHING -- 0.2%
Playboy Enterprises, Inc., "B" (a)(l) ......         56,060        $    642,448
                                                                   ------------

RESTAURANTS -- 0.6%
Chipotle Mexican Grill, Inc., "B" (a) ......         19,700        $  1,024,400
Texas Roadhouse, Inc., "A" (a)(l) ..........         54,000             716,040
                                                                   ------------
                                                                   $  1,740,440
                                                                   ------------
SPECIALTY STORES -- 4.7%
Best Buy Co., Inc. .........................         35,100        $  1,726,569
CarMax, Inc. (a) ...........................         14,500             777,635
Dick's Sporting Goods, Inc. (a) ............         14,800             725,052
GameStop Corp., "A" (a) ....................         28,400           1,565,124
Lowe's Cos., Inc. ..........................        113,400           3,532,410
Staples, Inc. ..............................         93,500           2,496,450
Submarino S.A ..............................         41,980           1,376,197
Urban Outfitters, Inc. (a) .................         44,000           1,013,320
Williams-Sonoma, Inc. (l) ..................         50,900           1,600,296
                                                                   ------------
                                                                   $ 14,813,053
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 1.6%
America Movil S.A. de C.V., "L", ADR .......         87,020        $  3,935,044
Rogers Communications, Inc., "B" ...........         37,600           1,120,027
                                                                   ------------
                                                                   $  5,055,071
                                                                   ------------
TELEPHONE SERVICES -- 2.1%
American Tower Corp., "A" (a) ..............        130,145        $  4,851,806
Global Crossing Ltd. (a)(l) ................         36,600             898,530
Level 3 Communications, Inc. (a)(l) ........        144,600             809,760
                                                                   ------------
                                                                   $  6,560,096
                                                                   ------------
TOBACCO -- 0.8%
Altria Group, Inc. .........................         28,400        $  2,437,288
                                                                   ------------

TRUCKING -- 0.4%
UTi Worldwide, Inc. ........................         45,100        $  1,348,490
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $272,223,647) .....................        $305,628,548
                                                                   ------------

SHORT-TERM OBLIGATIONS -- 2.5%
General Electric Capital Corp.,
  5.29%, due 1/02/07, at Amortized
  Cost and Value (y) .......................   $  7,842,000        $  7,840,848
                                                                   ------------

COLLATERAL FOR SECURITIES LOANED -- 5.4%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ...     16,917,979        $ 16,917,979
                                                                   ------------
    Total Investments
      (Identified Cost, $296,982,474) .....................        $330,387,375
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- (5.4)% ..............................         (16,884,588)
                                                                   ------------
    Net Assets -- 100.0% ..................................        $313,502,787
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006

GLOBAL GROWTH SERIES
COMMON STOCKS -- 99.7%

ISSUER                                           SHARES/PAR           VALUE ($)
ALCOHOLIC BEVERAGES -- 1.7%
Companhia de Bebidas das Americas, ADR .....         31,390        $  1,531,832
Pernod Ricard S.A. (l) .....................          4,740           1,088,477
                                                                   ------------
                                                                   $  2,620,309
                                                                   ------------
APPAREL MANUFACTURERS -- 4.4%
Li & Fung Ltd. .............................        737,800        $  2,295,473
LVMH Moet Hennessy Louis Vuitton S.A. (l) ..         31,200           3,292,038
NIKE, Inc., "B" ............................         13,130           1,300,264
                                                                   ------------
                                                                   $  6,887,775
                                                                   ------------
AUTOMOTIVE -- 2.1%
Continental AG .............................         12,402        $  1,441,981
Toyota Industries Corp. ....................         40,700           1,870,125
                                                                   ------------
                                                                   $  3,312,106
                                                                   ------------
BIOTECHNOLOGY -- 1.7%
Amgen, Inc. (a) ............................         19,790        $  1,351,855
Genzyme Corp. (a) ..........................         10,870             669,375
Millipore Corp. (a)(l) .....................          9,370             624,042
                                                                   ------------
                                                                   $  2,645,272
                                                                   ------------
BROADCASTING -- 4.5%
Antena 3 de Television S.A. (l) ............         35,779        $    842,393
Fuji Television Network, Inc. ..............            370             845,395
Grupo Televisa S.A., ADR ...................         57,110           1,542,541
Walt Disney Co. ............................         46,150           1,581,561
WPP Group PLC ..............................        170,790           2,309,786
                                                                   ------------
                                                                   $  7,121,676
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 5.5%
Daiwa Securities Group, Inc. ...............         92,000        $  1,031,711
Franklin Resources, Inc. ...................         13,070           1,439,922
Goldman Sachs Group, Inc. ..................          7,660           1,527,021
Julius Baer Holdings Ltd. ..................         13,650           1,502,855
Mellon Financial Corp. .....................         36,600           1,542,690
Morgan Stanley .............................         20,470           1,666,872
                                                                   ------------
                                                                   $  8,711,071
                                                                   ------------
BUSINESS SERVICES -- 1.2%
Amdocs Ltd. (a) ............................         26,310        $  1,019,513
First Data Corp. ...........................         33,740             861,045
                                                                   ------------
                                                                   $  1,880,558
                                                                   ------------
CHEMICALS -- 2.8%
3M Co. .....................................         18,660        $  1,454,174
Bayer AG ...................................         14,710             789,354
Monsanto Co. ...............................         24,670           1,295,915
Wacker Chemie AG (a)(l) ....................          6,870             893,794
                                                                   ------------
                                                                   $  4,433,237
                                                                   ------------
COMPUTER SOFTWARE -- 2.0%
Adobe Systems, Inc. (a) ....................         19,210        $    789,915
Oracle Corp. (a) ...........................         52,250             895,565
SAP AG .....................................         26,960           1,432,470
                                                                   ------------
                                                                   $  3,117,950
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 0.9%
Hewlett-Packard Co. ........................         35,020        $  1,442,474
                                                                   ------------

CONSUMER GOODS & SERVICES -- 8.6%
Alberto Culver Co. .........................         54,110        $  1,160,660
Avon Products, Inc. ........................         30,460           1,006,398
eBay, Inc. (a) .............................         40,380           1,214,227
Estee Lauder Cos., Inc., "A" ...............         25,600           1,044,992
Kao Corp. (l) ..............................         48,000           1,294,300
Kimberly-Clark de Mexico S.A. de C.V., "A" .        370,710           1,705,148
L'Oreal S.A. (l) ...........................         10,880           1,089,839
Monster Worldwide, Inc. (a) ................         16,730             780,287
Procter & Gamble Co. .......................         35,660           2,291,868
Reckitt Benckiser PLC ......................         44,880           2,051,631
                                                                   ------------
                                                                   $ 13,639,350
                                                                   ------------
ELECTRICAL EQUIPMENT -- 2.5%
Keyence Corp. ..............................          4,800        $  1,189,063
Nitto Denko Corp. (l) ......................         25,800           1,291,680
Schneider Electric S.A. (l) ................         13,023           1,445,436
                                                                   ------------
                                                                   $  3,926,179
                                                                   ------------
ELECTRONICS -- 8.9%
Applied Materials, Inc. (l) ................         56,370        $  1,040,027
Canon, Inc. (l) ............................         25,000           1,407,031
Hirose Electric Co. Ltd. ...................         16,700           1,895,224
Intel Corp. ................................         82,700           1,674,675
Marvell Technology Group Ltd. (a) ..........         48,700             934,553
Nippon Electric Glass Co. Ltd. (l) .........         38,000             798,018
OMRON Corp. ................................         36,100           1,024,974
Royal Philips Electronics N.V ..............         60,330           2,274,759
Samsung Electronics Co. Ltd. ...............          2,194           1,446,153
Taiwan Semiconductor Manufacturing Co.
  Ltd., ADR (l) ............................        144,433           1,578,653
                                                                   ------------
                                                                   $ 14,074,067
                                                                   ------------
ENERGY -- INDEPENDENT -- 2.0%
CNOOC Ltd. .................................      1,680,000        $  1,596,143
Norsk Hydro A.S.A ..........................         26,350             818,001
Talisman Energy, Inc. ......................         46,570             791,558
                                                                   ------------
                                                                   $  3,205,702
                                                                   ------------
ENERGY -- INTEGRATED -- 3.2%
Petroleo Brasileiro S.A., ADR ..............         15,240        $  1,569,568
TOTAL S.A. (l) .............................         48,360           3,487,934
                                                                   ------------
                                                                   $  5,057,502
                                                                   ------------
FOOD & BEVERAGES -- 2.2%
Groupe Danone (l) ..........................          8,050        $  1,219,634
Nestle S.A .................................          6,209           2,205,675
                                                                   ------------
                                                                   $  3,425,309
                                                                   ------------
FOOD & DRUG STORES -- 1.8%
Tesco PLC ..................................        355,469        $  2,816,215
                                                                   ------------

FOREST & PAPER PRODUCTS -- 0.8%
Aracruz Celulose S.A., ADR (l) .............         22,160        $  1,357,078
                                                                   ------------

GAMING & LODGING -- 1.7%
International Game Technology ..............         18,620        $    860,244
Melco PB Entertainment, ADR (a) ............         32,630             693,714
William Hill PLC ...........................         88,140           1,091,027
                                                                   ------------
                                                                   $  2,644,985
                                                                   ------------
INSURANCE -- 2.4%
Aflac, Inc. ................................         31,370        $  1,443,020
Assicurazioni Generali S.p.A ...............         33,450           1,468,726
Genworth Financial, Inc., "A" ..............         23,680             810,093
                                                                   ------------
                                                                   $  3,721,839
                                                                   ------------
MACHINERY & TOOLS -- 0.9%
Fanuc Ltd. .................................         14,800        $  1,457,062
                                                                   ------------

MAJOR BANKS -- 3.8%
Erste Bank der oesterreichischen Sparkassen
  AG .......................................         18,950        $  1,453,039
Standard Chartered PLC .....................         52,260           1,527,157
Sumitomo Mitsui Financial Group, Inc. ......            121           1,240,035
UniCredito Italiano S.p.A ..................        194,720           1,706,359
                                                                   ------------
                                                                   $  5,926,590
                                                                   ------------
MEDICAL EQUIPMENT -- 3.5%
Advanced Medical Optics, Inc. (a)(l) .......         16,130        $    567,776
Boston Scientific Corp. (a) ................         70,230           1,206,551
Medtronic, Inc. ............................         28,110           1,504,166
ResMed, Inc. (a)(l) ........................         18,220             896,788
Straumann Holding AG .......................          2,630             636,517
Synthes, Inc. ..............................          6,060             722,387
                                                                   ------------
                                                                   $  5,534,185
                                                                   ------------
METALS & MINING -- 2.5%
Anglo American PLC .........................         32,880        $  1,604,173
BHP Billiton Ltd. (l) ......................        118,150           2,360,867
                                                                   ------------
                                                                   $  3,965,040
                                                                   ------------
NETWORK & TELECOM -- 1.8%
Cisco Systems, Inc. (a) ....................         69,450        $  1,898,069
NICE Systems Ltd., ADR (a) .................         28,960             891,389
                                                                   ------------
                                                                   $  2,789,458
                                                                   ------------
OIL SERVICES -- 1.5%
Dresser-Rand Group, Inc. (a) ...............         36,540        $    894,134
Schlumberger Ltd. ..........................         23,970           1,513,945
                                                                   ------------
                                                                   $  2,408,079
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 7.4%
Absa Group Ltd. ............................         94,440        $  1,684,529
AEON Credit Service Co. Ltd. ...............         62,700           1,187,690
American Express Co. .......................         33,240           2,016,671
Bank of Cyprus Public Co. Ltd. .............         62,280             851,530
HSBC Holdings PLC ..........................        173,920           3,171,354
UBS AG .....................................         44,297           2,691,109
                                                                   ------------
                                                                   $ 11,602,883
                                                                   ------------
PHARMACEUTICALS -- 5.3%
Eli Lilly & Co. ............................         20,390        $  1,062,319
GlaxoSmithKline PLC ........................         74,660           1,965,318
Johnson & Johnson ..........................         33,080           2,183,942
Roche Holding AG ...........................         17,430           3,124,502
                                                                   ------------
                                                                   $  8,336,081
                                                                   ------------
SPECIALTY CHEMICALS -- 2.9%
L'Air Liquide S.A., Bearer Shares (l) ......          6,487        $  1,540,164
Linde AG (l) ...............................         15,500           1,600,897
Praxair, Inc. (l) ..........................         23,910           1,418,580
                                                                   ------------
                                                                   $  4,559,641
                                                                   ------------
SPECIALTY STORES -- 3.4%
Esprit Holdings Ltd. .......................         98,000        $  1,094,244
Industria de Diseno Textil S.A .............         19,810           1,066,947
Lowe's Cos., Inc. ..........................         40,430           1,259,395
PetSmart, Inc. .............................         26,150             754,689
Staples, Inc. ..............................         43,820           1,169,994
                                                                   ------------
                                                                   $  5,345,269
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 0.9%
China Mobile Ltd. ..........................        169,000        $  1,460,071
                                                                   ------------

TELEPHONE SERVICES -- 3.1%
Orascom Telecom Holding (S.A.E) ............         25,900        $  1,712,064
Telenor A.S.A ..............................        100,340           1,887,467
TELUS Corp. ................................         28,010           1,286,887
                                                                   ------------
                                                                   $  4,886,418
                                                                   ------------
TRUCKING -- 0.6%
FedEx Corp. ................................          8,560        $    929,787
                                                                   ------------

UTILITIES -- ELECTRIC POWER -- 1.2%
CEZ AS .....................................         39,910        $  1,840,381
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $131,384,800) .....................        $157,081,599
                                                                   ------------

SHORT-TERM OBLIGATIONS -- 0.3%
General Electric Capital Corp.,
  5.29%, due 1/02/07, at Amortized
  Cost and Value (y) .......................   $    475,000        $    474,930
                                                                   ------------

COLLATERAL FOR SECURITIES LOANED -- 13.6%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ...     21,306,037        $ 21,306,037
                                                                   ------------
    Total Investments
      (Identified Cost, $153,165,767) .....................        $178,862,566
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- (13.6)% .............................         (21,346,051)
                                                                   ------------
    Net Assets -- 100.0% ..................................        $157,516,515
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006

MASSACHUSETTS INVESTORS TRUST SERIES
COMMON STOCKS -- 99.0%

ISSUER                                           SHARES/PAR           VALUE ($)
AEROSPACE -- 3.7%
Lockheed Martin Corp. ......................       240,010       $   22,097,721
United Technologies Corp. ..................       331,420           20,720,378
                                                                 --------------
                                                                 $   42,818,099
                                                                 --------------
ALCOHOLIC BEVERAGES -- 1.3%
Diageo PLC .................................       765,420       $   15,028,988
                                                                 --------------

APPAREL MANUFACTURERS -- 1.3%
NIKE, Inc., "B" ............................       145,170       $   14,376,185
                                                                 --------------

AUTOMOTIVE -- 0.5%
Bayerische Motoren Werke AG ................       105,700       $    6,069,542
                                                                 --------------

BIOTECHNOLOGY -- 3.6%
Amgen, Inc. (a) ............................       342,610       $   23,403,689
Genzyme Corp. (a) ..........................       185,670           11,433,559
Gilead Sciences, Inc. (a) ..................       100,290            6,511,830
                                                                 --------------
                                                                 $   41,349,078
                                                                 --------------
BROADCASTING -- 2.5%
News Corp., "A" ............................       357,340       $    7,675,663
Viacom, Inc., "B" (a) ......................       181,155            7,432,790
Walt Disney Co. ............................       399,120           13,677,842
                                                                 --------------
                                                                 $   28,786,295
                                                                 --------------
BROKERAGE & ASSET MANAGERS -- 4.3%
Charles Schwab Corp. .......................       463,710       $    8,968,151
Franklin Resources, Inc. ...................        99,860           11,001,576
Goldman Sachs Group, Inc. ..................        84,300           16,805,205
Lehman Brothers Holdings, Inc. .............       164,060           12,816,367
                                                                 --------------
                                                                 $   49,591,299
                                                                 --------------
BUSINESS SERVICES -- 3.4%
Accenture Ltd., "A" ........................       165,640       $    6,117,085
Amdocs Ltd. (a) ............................       368,280           14,270,850
CheckFree Corp. (a) ........................       137,600            5,526,016
First Data Corp. ...........................       486,430           12,413,694
                                                                 --------------
                                                                 $   38,327,645
                                                                 --------------
CHEMICALS -- 2.9%
3M Co. .....................................       146,450       $   11,412,849
Monsanto Co. ...............................       243,480           12,790,004
Rohm & Haas Co. ............................       183,000            9,354,960
                                                                 --------------
                                                                 $   33,557,813
                                                                 --------------
COMPUTER SOFTWARE -- 2.5%
Adobe Systems, Inc. (a) ....................       308,690       $   12,693,333
Oracle Corp. (a) ...........................       943,930           16,178,960
                                                                 --------------
                                                                 $   28,872,293
                                                                 --------------
COMPUTER SOFTWARE -- SYSTEMS -- 1.5%
Apple Computer, Inc. (a) ...................        97,740       $    8,292,262
Dell, Inc. (a)(l) ..........................       331,450            8,316,081
                                                                 --------------
                                                                 $   16,608,343
                                                                 --------------
CONSUMER GOODS & SERVICES -- 5.4%
Colgate-Palmolive Co. ......................       201,250       $   13,129,550
Procter & Gamble Co. .......................       363,640           23,371,143
Reckitt Benckiser PLC ......................       564,500           25,805,386
                                                                 --------------
                                                                 $   62,306,079
                                                                 --------------
ELECTRICAL EQUIPMENT -- 1.6%
Rockwell Automation, Inc. ..................       171,650       $   10,484,382
Tyco International Ltd. ....................       270,250            8,215,600
                                                                 --------------
                                                                 $   18,699,982
                                                                 --------------
ELECTRONICS -- 4.6%
Applied Materials, Inc. (l) ................       319,110       $    5,887,580
Intel Corp. ................................       858,370           17,381,993
Marvell Technology Group Ltd. (a) ..........       445,300            8,545,307
Samsung Electronics Co. Ltd., GDR ..........        41,613           13,690,677
SanDisk Corp. (a) ..........................       166,200            7,151,586
                                                                 --------------
                                                                 $   52,657,143
                                                                 --------------
ENERGY -- INDEPENDENT -- 1.1%
EOG Resources, Inc. ........................       206,570       $   12,900,297
                                                                 --------------

ENERGY -- INTEGRATED -- 5.3%
Exxon Mobil Corp. ..........................       277,550       $   21,268,657
Hess Corp. .................................       343,740           17,039,192
TOTAL S.A., ADR ............................       311,140           22,377,189
                                                                 --------------
                                                                 $   60,685,038
                                                                 --------------
FOOD & BEVERAGES -- 3.1%
Nestle S.A .................................        52,035       $   18,484,826
PepsiCo, Inc. ..............................       276,760           17,311,338
                                                                 --------------
                                                                 $   35,796,164
                                                                 --------------
GAMING & LODGING -- 2.1%
Carnival Corp. .............................       228,880       $   11,226,564
International Game Technology ..............       134,130            6,196,806
Ladbrokes PLC ..............................       768,252            6,293,398
                                                                 --------------
                                                                 $   23,716,768
                                                                 --------------
GENERAL MERCHANDISE -- 2.4%
Federated Department Stores, Inc. ..........       353,080       $   13,462,940
Target Corp. ...............................       254,020           14,491,841
                                                                 --------------
                                                                 $   27,954,781
                                                                 --------------
INSURANCE -- 7.1%
Ace Ltd. ...................................       148,860       $    9,016,450
American International Group, Inc. .........       464,427           33,280,839
Genworth Financial, Inc., "A" ..............       375,060           12,830,803
MetLife, Inc. ..............................       279,850           16,513,949
St. Paul Travelers Cos., Inc. ..............       183,690            9,862,316
                                                                 --------------
                                                                 $   81,504,357
                                                                 --------------
INTERNET -- 0.3%
Yahoo!, Inc. (a) ...........................       140,600       $    3,590,924
                                                                 --------------

LEISURE & TOYS -- 0.5%
Electronic Arts, Inc. (a) ..................       119,100       $    5,997,876
                                                                 --------------

MAJOR BANKS -- 6.7%
Bank of America Corp. ......................       421,990       $   22,530,046
Bank of New York Co., Inc. .................       413,640           16,285,007
JPMorgan Chase & Co. .......................       564,690           27,274,527
Wells Fargo & Co. ..........................       292,010           10,383,876
                                                                 --------------
                                                                 $   76,473,456
                                                                 --------------
MEDICAL EQUIPMENT -- 3.4%
Boston Scientific Corp. (a) ................       304,620       $    5,233,372
Medtronic, Inc. ............................       324,050           17,339,916
Zimmer Holdings, Inc. (a) ..................       209,700           16,436,286
                                                                 --------------
                                                                 $   39,009,574
                                                                 --------------
NETWORK & TELECOM -- 2.3%
Cisco Systems, Inc. (a) ....................       967,910       $   26,452,980
                                                                 --------------

OIL SERVICES -- 3.8%
GlobalSantaFe Corp. ........................       240,040       $   14,109,551
Noble Corp. ................................       210,100           15,999,115
Transocean, Inc. (a) .......................       163,250           13,205,293
                                                                 --------------
                                                                 $   43,313,959
                                                                 --------------

OTHER BANKS & DIVERSIFIED FINANCIALS -- 2.8%
American Express Co. .......................       277,440       $   16,832,285
SLM Corp. ..................................       322,500           15,728,325
                                                                 --------------
                                                                 $   32,560,610
                                                                 --------------
PERSONAL COMPUTERS & PERIPHERALS -- 2.0%
EMC Corp. (a) ..............................     1,756,330       $   23,183,556
                                                                 --------------

PHARMACEUTICALS -- 8.8%
Abbott Laboratories ........................       398,790       $   19,425,061
Eli Lilly & Co. ............................       241,830           12,599,343
Johnson & Johnson ..........................       511,980           33,800,920
Roche Holding AG ...........................        92,780           16,631,742
Teva Pharmaceutical Industries Ltd., ADR ...       144,560            4,492,925
Wyeth ......................................       279,160           14,214,827
                                                                 --------------
                                                                 $  101,164,818
                                                                 --------------
SPECIALTY CHEMICALS -- 1.1%
Praxair, Inc. ..............................       209,190       $   12,411,243
                                                                 --------------

SPECIALTY STORES -- 2.1%
Chico's FAS, Inc. (a)(l) ...................       331,030       $    6,849,011
Staples, Inc. ..............................       621,670           16,598,589
                                                                 --------------
                                                                 $   23,447,600
                                                                 --------------
TELEPHONE SERVICES -- 0.7%
TELUS Corp. ................................       159,960       $    7,349,180
                                                                 --------------

TOBACCO -- 1.9%
Altria Group, Inc. .........................       250,640       $   21,509,925
                                                                 --------------

TRUCKING -- 0.6%
FedEx Corp. ................................        61,140       $    6,641,027
                                                                 --------------

UTILITIES -- ELECTRIC POWER -- 1.8%
Entergy Corp. ..............................        50,860       $    4,695,395
Exelon Corp. ...............................       156,920            9,711,779
FPL Group, Inc. (l) ........................       110,320            6,003,607
                                                                 --------------

                                                                 $   20,410,781
                                                                 --------------
    Total Common Stocks
      (Identified Cost, $961,797,566) ....................       $1,135,123,698
                                                                 --------------

SHORT-TERM OBLIGATIONS -- 1.5%
General Electric Capital Corp.,
  5.29%, due 1/02/07, at Amortized
  Cost and Value (y) .......................   $17,268,000       $   17,265,463
                                                                 --------------

COLLATERAL FOR SECURITIES LOANED -- 1.3%
Navigator Securities Lending
  Prime Portfolio, at Cost and
  Net Asset Value ..........................    15,256,542       $   15,256,542
                                                                 --------------
    Total Investments
      (Identified Cost, $994,319,571) ....................       $1,167,645,703
                                                                 --------------

OTHER ASSETS,
  LESS LIABILITIES -- (1.8)% .............................          (20,839,803)
                                                                 --------------
    Net Assets -- 100.0% .................................       $1,146,805,900
                                                                 ==============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006

MID CAP GROWTH SERIES
COMMON STOCKS -- 99.3%

ISSUER                                           SHARES/PAR           VALUE ($)
AEROSPACE -- 1.1%
Precision Castparts Corp. ..................         12,190        $    954,233
                                                                   ------------

AIRLINES -- 2.1%
AMR Corp. (a)(l) ...........................         40,050        $  1,210,712
Continental Airlines, Inc. (a) .............          7,060             291,225
UAL Corp. (a) ..............................          9,480             417,120
                                                                   ------------
                                                                   $  1,919,057
                                                                   ------------
APPAREL MANUFACTURERS -- 3.4%
Coach, Inc. (a) ............................         24,200        $  1,039,632
Phillips-Van Heusen Corp. ..................         40,430           2,028,373
                                                                   ------------
                                                                   $  3,068,005
                                                                   ------------
AUTOMOTIVE -- 0.6%
Goodyear Tire & Rubber Co. (a)(l) ..........         23,870        $    501,031
                                                                   ------------

BIOTECHNOLOGY -- 1.5%
Genzyme Corp. (a) ..........................          4,820        $    296,816
Millipore Corp. (a) ........................         16,320           1,086,912
                                                                   ------------
                                                                   $  1,383,728
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 2.0%
Affiliated Managers Group, Inc. (a)(l) .....          1,220        $    128,259
Chicago Mercantile Exchange Holdings,
  Inc., "A" ................................          2,510           1,279,473
Investment Technology Group, Inc. (a) ......          9,310             399,213
                                                                   ------------
                                                                   $  1,806,945
                                                                   ------------
BUSINESS SERVICES -- 6.9%
Alliance Data Systems Corp. (a) ............          2,250        $    140,558
Amdocs Ltd. (a) ............................         46,440           1,799,550
CheckFree Corp. (a) ........................         16,060             644,970
Cognizant Technology Solutions Corp.,
  "A" (a) ..................................         23,250           1,793,970
Corporate Executive Board Co. ..............         14,460           1,268,142
TALX Corp. .................................         21,850             599,783
                                                                   ------------
                                                                   $  6,246,973
                                                                   ------------
CABLE TV -- 0.4%
EchoStar Communications Corp., "A" (a) .....          9,540        $    362,806
                                                                   ------------

CHEMICALS -- 0.6%
Celanese Corp. .............................         19,690        $    509,577
                                                                   ------------

COMPUTER SOFTWARE -- 1.7%
McAfee, Inc. (a) ...........................         23,780        $    674,876
TIBCO Software, Inc. (a) ...................         68,990             651,266
Transaction Systems Architects, Inc. (a) ...          5,070             165,130
                                                                   ------------
                                                                   $  1,491,272
                                                                   ------------
CONSTRUCTION -- 4.0%
Masco Corp. ................................          9,220        $    275,401
NVR, Inc. (a)(l) ...........................          2,420           1,560,900
Pulte Homes, Inc. ..........................         12,750             422,280
Sherwin-Williams Co. .......................         20,750           1,319,285
                                                                   ------------
                                                                   $  3,577,866
                                                                   ------------
CONSUMER GOODS & SERVICES -- 7.3%
Alberto Culver Co. .........................          3,280        $     70,356
Avon Products, Inc. ........................         27,680             914,547
Brink's Co. ................................          8,700             556,104
Estee Lauder Cos., Inc., "A" ...............         36,520           1,490,746
ITT Educational Services, Inc. (a) .........         21,910           1,454,167
Monster Worldwide, Inc. (a) ................         30,080           1,402,931
NutriSystem, Inc. (a) ......................         11,220             711,236
                                                                   ------------
                                                                   $  6,600,087
                                                                   ------------
ELECTRICAL EQUIPMENT -- 3.2%
Rockwell Automation, Inc. ..................         33,290        $  2,033,353
W.W. Grainger, Inc. ........................         12,720             889,637
                                                                   ------------
                                                                   $  2,922,990
                                                                   ------------
ELECTRONICS -- 5.7%
KLA-Tencor Corp. ...........................         12,620        $    627,845
MEMC Electronic Materials, Inc. (a) ........         11,300             442,282
Novellus Systems, Inc. (a) .................         47,920           1,649,406
SanDisk Corp. (a) ..........................         28,900           1,243,567
Synopsys, Inc. (a) .........................          4,730             126,433
Tessera Technologies, Inc. (a)(l) ..........          8,800             354,992
Varian Semiconductor Equipment Associates,
  Inc. (a) .................................         16,090             732,417
                                                                   ------------
                                                                   $  5,176,942
                                                                   ------------
ENERGY -- INTEGRATED -- 2.3%
Hess Corp. .................................         41,070        $  2,035,840
                                                                   ------------

ENGINEERING -- CONSTRUCTION -- 0.0%
Granite Construction, Inc. .................            820        $     41,262
                                                                   ------------

ENTERTAINMENT -- 0.1%
Warner Music Group Corp. ...................          3,090        $     70,916
                                                                   ------------

FOOD & BEVERAGES -- 0.7%
Pepsi Bottling Group, Inc. .................         19,900        $    615,109
                                                                   ------------

FOOD & DRUG STORES -- 1.9%
Kroger Co. .................................         75,540        $  1,742,708
                                                                   ------------

GAMING & LODGING -- 4.8%
International Game Technology ..............         51,120        $  2,361,744
Penn National Gaming, Inc. (a) .............         38,460           1,600,705
Shuffle Master, Inc. (a)(l) ................         15,590             408,458
                                                                   ------------
                                                                   $  4,370,907
                                                                   ------------
HEALTH MAINTENANCE ORGANIZATIONS -- 4.0%
AMERIGROUP Corp. (a) .......................         29,100        $  1,044,399
Humana, Inc. (a) ...........................         32,270           1,784,854
WellCare Health Plans, Inc. (a) ............         10,990             757,211
                                                                   ------------
                                                                   $  3,586,464
                                                                   ------------
INSURANCE -- 3.3%
Ace Ltd. ...................................         17,200        $  1,041,804
Genworth Financial, Inc., "A" ..............         39,990           1,368,058
MGIC Investment Corp. ......................          5,480             342,719
XL Capital Ltd., "A" .......................          2,530             182,211
                                                                   ------------
                                                                   $  2,934,792
                                                                   ------------
INTERNET -- 1.4%
RealNetworks, Inc. (a) .....................        119,580        $  1,308,205
                                                                   ------------

MACHINERY & TOOLS -- 3.0%
Cummins, Inc. ..............................         13,740        $  1,623,793
Eaton Corp. ................................          6,480             486,907
Parker Hannifin Corp. ......................          3,750             288,300
Timken Co. .................................          8,980             262,036
                                                                   ------------
                                                                   $  2,661,036
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 2.3%
Emdeon Corp. (a)(l) ........................        124,070        $  1,537,227
McKesson Corp. .............................          5,550             281,385
VCA Antech, Inc. (a) .......................          8,940             287,779
                                                                   ------------
                                                                   $  2,106,391
                                                                   ------------

MEDICAL EQUIPMENT -- 7.2%
Advanced Medical Optics, Inc. (a) ..........         28,950        $  1,019,040
Cooper Cos., Inc. (l) ......................         19,550             869,975
Cytyc Corp. (a) ............................         46,560           1,317,648
DENTSPLY International, Inc. ...............         28,000             835,800
Immucor, Inc. (a) ..........................         22,480             657,090
Mentor Corp. (l) ...........................          6,290             307,392
Waters Corp. (a) ...........................         31,200           1,527,864
                                                                   ------------
                                                                   $  6,534,809
                                                                   ------------
NATURAL GAS -- PIPELINE -- 2.6%
Williams Cos., Inc. ........................         88,320        $  2,306,918
                                                                   ------------

NETWORK & TELECOM -- 0.4%
InterDigital Communications Corp. (a)(l) ...         10,600        $    355,630
                                                                   ------------

OIL SERVICES -- 3.1%
Cameron International Corp. (a) ............         22,300        $  1,183,015
GlobalSantaFe Corp. ........................         12,510             735,338
Smith International, Inc. ..................         21,610             887,523
                                                                   ------------
                                                                   $  2,805,876
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 3.1%
First Marblehead Corp. .....................         30,119        $  1,646,003
IndyMac Bancorp, Inc. ......................         13,190             595,660
Investors Financial Services Corp. (l) .....         12,120             517,160
                                                                   ------------
                                                                   $  2,758,823
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS -- 3.0%
Lexmark International, Inc., "A" (a) .......         23,040        $  1,686,528
Network Appliance, Inc. (a) ................         17,200             675,616
Nuance Communications, Inc. (a)(l) .........         31,210             357,667
                                                                   ------------
                                                                   $  2,719,811
                                                                   ------------
PHARMACEUTICALS -- 2.6%
Allergan, Inc. .............................          4,310        $    516,079
Endo Pharmaceuticals Holdings, Inc. (a) ....         53,090           1,464,222
Medicis Pharmaceutical Corp., "A" (l) ......          6,690             235,020
Warner Chilcott Ltd., "A" (a) ..............         11,820             163,352
                                                                   ------------
                                                                   $  2,378,673
                                                                   ------------
REAL ESTATE -- 0.5%
CapitalSource, Inc., REIT ..................          8,690        $    237,324
Corrections Corp. of America (a) ...........          3,850             174,136
                                                                   ------------
                                                                   $    411,460
                                                                   ------------
RESTAURANTS -- 2.6%
Brinker International, Inc. ................          2,950        $     88,972
Jack in the Box, Inc. (a) ..................          4,130             252,095
YUM! Brands, Inc. ..........................         33,350           1,960,980
                                                                   ------------
                                                                   $  2,302,047
                                                                   ------------
SPECIALTY CHEMICALS -- 1.2%
Praxair, Inc. ..............................         18,260        $  1,083,366
                                                                   ------------

SPECIALTY STORES -- 4.5%
Aeropostale, Inc. (a) ......................         36,570        $  1,128,916
Group 1 Automotive, Inc. ...................         19,020             983,714
Limited Brands, Inc. .......................         56,400           1,632,216
Williams-Sonoma, Inc. (l) ..................          8,850             278,244
                                                                   ------------
                                                                   $  4,023,090
                                                                   ------------
TELEPHONE SERVICES -- 2.2%
American Tower Corp., "A" (a) ..............         15,724        $    586,191
Embarq Corp. ...............................         26,370           1,386,007
                                                                   ------------
                                                                   $  1,972,198
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 2.0%
Constellation Energy Group, Inc. ...........         16,300        $  1,122,581
Mirant Corp. (a) ...........................         17,730             559,736
NRG Energy, Inc. (a) .......................          2,860             160,189
                                                                   ------------
                                                                   $  1,842,506
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $81,534,770) ......................        $ 89,490,349
                                                                   ------------

SHORT-TERM OBLIGATIONS -- 0.2%
General Electric Capital Corp.,
  5.29%, due 1/02/07, at Amortized
  Cost and Value (y) .......................   $    154,000        $    153,977
                                                                   ------------

COLLATERAL FOR SECURITIES LOANED -- 8.8%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ...      7,975,921        $  7,975,921
                                                                   ------------
    Total Investments
      (Identified Cost, $89,664,668) ......................        $ 97,620,247
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- (8.3)% ..............................          (7,471,548)
                                                                   ------------
    Net Assets -- 100.0% ..................................        $ 90,148,699
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006

RESEARCH SERIES
COMMON STOCKS -- 99.5%

ISSUER                                           SHARES/PAR           VALUE ($)
AEROSPACE -- 4.0%
Lockheed Martin Corp. ......................         54,680        $  5,034,388
Precision Castparts Corp. ..................         26,650           2,086,155
United Technologies Corp. ..................        101,010           6,315,145
                                                                   ------------
                                                                   $ 13,435,688
                                                                   ------------
ALCOHOLIC BEVERAGES -- 0.6%
Diageo PLC .................................        111,280        $  2,184,978
                                                                   ------------

APPAREL MANUFACTURERS -- 1.8%
Coach, Inc. (a) ............................         54,820        $  2,355,067
NIKE, Inc., "B" ............................         37,770           3,740,363
                                                                   ------------
                                                                   $  6,095,430
                                                                   ------------
BIOTECHNOLOGY -- 4.6%
Amgen, Inc. (a) ............................        102,370        $  6,992,895
Genzyme Corp. (a) ..........................         66,100           4,070,438
Millipore Corp. (a)(l) .....................         65,690           4,374,954
                                                                   ------------
                                                                   $ 15,438,287
                                                                   ------------
BROADCASTING -- 2.8%
News Corp., "A" ............................        195,040        $  4,189,459
Walt Disney Co. ............................         51,660           1,770,388
WPP Group PLC ..............................        257,980           3,488,954
                                                                   ------------
                                                                   $  9,448,801
                                                                   ------------
BROKERAGE & ASSET MANAGERS -- 4.5%
Affiliated Managers Group, Inc. (a)(l) .....         21,030        $  2,210,884
Franklin Resources, Inc. ...................         32,460           3,576,118
Goldman Sachs Group, Inc. ..................         24,860           4,955,841
Legg Mason, Inc. (l) .......................         12,395           1,178,145
Mellon Financial Corp. .....................         79,570           3,353,876
                                                                   ------------
                                                                   $ 15,274,864
                                                                   ------------
BUSINESS SERVICES -- 1.3%
First Data Corp. ...........................        179,550        $  4,582,116
                                                                   ------------

CABLE TV -- 0.4%
Comcast Corp., "Special A" (a) .............         32,600        $  1,365,288
                                                                   ------------

CHEMICALS -- 0.9%
Monsanto Co. ...............................         55,370        $  2,908,586
                                                                   ------------

COMPUTER SOFTWARE -- 3.3%
Adobe Systems, Inc. (a) ....................        124,150        $  5,105,048
McAfee, Inc. (a) ...........................         69,540           1,973,545
Symantec Corp. (a) .........................         85,010           1,772,459
TIBCO Software, Inc. (a) ...................        239,910           2,264,750
                                                                   ------------
                                                                   $ 11,115,802
                                                                   ------------
COMPUTER SOFTWARE -- SYSTEMS -- 1.2%
Hewlett-Packard Co. ........................        101,320        $  4,173,371
                                                                   ------------

CONSUMER GOODS & SERVICES -- 2.1%
Alberto Culver Co. .........................         43,620        $    935,649
Avon Products, Inc. ........................         76,580           2,530,203
ITT Educational Services, Inc. (a) .........         25,760           1,709,691
Monster Worldwide, Inc. (a) ................         38,790           1,809,166
                                                                   ------------
                                                                   $  6,984,709
                                                                   ------------
CONTAINERS -- 0.8%
Owens-Illinois, Inc. (a)(l) ................        140,690        $  2,595,731
                                                                   ------------

ELECTRICAL EQUIPMENT -- 4.2%
Rockwell Automation, Inc. ..................         55,880        $  3,413,150
Tyco International Ltd. ....................        207,390           6,304,656
W.W. Grainger, Inc. ........................         66,830           4,674,090
                                                                   ------------
                                                                   $ 14,391,896
                                                                   ------------
ELECTRONICS -- 5.9%
Applied Materials, Inc. ....................        437,610        $  8,073,905
Intel Corp. ................................        275,900           5,586,975
Marvell Technology Group Ltd. (a) ..........        185,360           3,557,058
SanDisk Corp. (a)(l) .......................         65,610           2,823,198
                                                                   ------------
                                                                   $ 20,041,136
                                                                   ------------
ENERGY -- INDEPENDENT -- 2.8%
Apache Corp. ...............................         34,150        $  2,271,317
CONSOL Energy, Inc. ........................         20,810             668,625
Devon Energy Corp. .........................         74,190           4,976,665
EOG Resources, Inc. ........................         24,450           1,526,903
                                                                   ------------
                                                                   $  9,443,510
                                                                   ------------
ENERGY -- INTEGRATED -- 4.2%
Exxon Mobil Corp. ..........................         67,940        $  5,206,242
Hess Corp. .................................        126,940           6,292,416
TOTAL S.A., ADR ............................         37,120           2,669,670
                                                                   ------------
                                                                   $ 14,168,328
                                                                   ------------
FOOD & BEVERAGES -- 2.2%
Nestle S.A .................................          6,854        $  2,434,804
PepsiCo, Inc. ..............................         82,390           5,153,495
                                                                   ------------
                                                                   $  7,588,299
                                                                   ------------
FOOD & DRUG STORES -- 0.9%
CVS Corp. ..................................         98,690        $  3,050,508
                                                                   ------------

GAMING & LODGING -- 1.2%
Hilton Hotels Corp. ........................         40,220        $  1,403,678
International Game Technology ..............         60,520           2,796,024
                                                                   ------------
                                                                   $  4,199,702
                                                                   ------------
GENERAL MERCHANDISE -- 1.5%
Family Dollar Stores, Inc. .................         60,390        $  1,771,239
Federated Department Stores, Inc. ..........         86,090           3,282,612
                                                                   ------------
                                                                   $  5,053,851
                                                                   ------------
INSURANCE -- 7.2%
Ace Ltd. ...................................         28,180        $  1,706,863
Aflac, Inc. ................................         67,370           3,099,020
Chubb Corp. ................................         67,880           3,591,531
Endurance Specialty Holdings Ltd. ..........         38,180           1,396,624
Genworth Financial, Inc., "A" ..............        186,980           6,396,586
MetLife, Inc. ..............................         92,680           5,469,047
St. Paul Travelers Cos., Inc. ..............         52,530           2,820,336
                                                                   ------------
                                                                   $ 24,480,007
                                                                   ------------
INTERNET -- 1.2%
Google, Inc., "A" (a) ......................          8,590        $  3,955,523
                                                                   ------------

LEISURE & TOYS -- 0.6%
Electronic Arts, Inc. (a) ..................         42,450        $  2,137,782
                                                                   ------------

MACHINERY & TOOLS -- 1.2%
Deere & Co. ................................         43,350        $  4,121,285
                                                                   ------------

MAJOR BANKS -- 6.6%
Bank of America Corp. ......................         90,630        $  4,838,736
Bank of New York Co., Inc. .................        173,660           6,836,994
JPMorgan Chase & Co. .......................        145,580           7,031,514
PNC Financial Services Group, Inc. .........         50,620           3,747,905
                                                                   ------------
                                                                   $ 22,455,149
                                                                   ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0 5%
DaVita, Inc. (a) ...........................         27,000        $  1,535,760
                                                                   ------------

MEDICAL EQUIPMENT -- 1.8%
Boston Scientific Corp. (a) ................        216,160        $  3,713,629
St. Jude Medical, Inc. (a) .................         68,530           2,505,457
                                                                   ------------
                                                                   $  6,219,086
                                                                   ------------
METALS & MINING -- 0.9%
BHP Billiton PLC ...........................        165,270        $  3,024,955
                                                                   ------------

NATURAL GAS -- PIPELINE -- 1.7%
Williams Cos., Inc. ........................        217,160        $  5,672,219
                                                                   ------------

NETWORK & TELECOM -- 1.6%
Cisco Systems, Inc. (a) ....................        197,400        $  5,394,942
                                                                   ------------

OIL SERVICES -- 3.1%
GlobalSantaFe Corp. ........................         70,795        $  4,161,330
Noble Corp. ................................         42,550           3,240,183
Schlumberger Ltd. ..........................         51,530           3,254,635
                                                                   ------------
                                                                   $ 10,656,148
                                                                   ------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 3.4%
American Express Co. .......................        111,140        $  6,742,864
SLM Corp. ..................................        101,480           4,949,180
                                                                   ------------
                                                                   $ 11,692,044
                                                                   ------------
PERSONAL COMPUTERS & PERIPHERALS -- 0.5%
EMC Corp. (a) ..............................        129,570        $  1,710,324
                                                                   ------------

PHARMACEUTICALS -- 5.0%
Eli Lilly & Co. ............................         72,680        $  3,786,628
Endo Pharmaceuticals Holdings, Inc. (a) ....        120,360           3,319,529
Johnson & Johnson ..........................         65,330           4,313,087
Wyeth ......................................        108,380           5,518,710
                                                                   ------------
                                                                   $ 16,937,954
                                                                   ------------
RAILROAD & SHIPPING -- 0.5%
Burlington Northern Santa Fe Corp. .........         25,300        $  1,867,393
                                                                   ------------

SPECIALTY CHEMICALS -- 1.5%
Air Products & Chemicals, Inc. .............         36,420        $  2,559,598
Praxair, Inc. ..............................         41,010           2,433,123
                                                                   ------------
                                                                   $  4,992,721
                                                                   ------------
SPECIALTY STORES -- 1.5%
Chico's FAS, Inc. (a)(l) ...................         69,070        $  1,429,058
Lowe's Cos., Inc. ..........................         55,400           1,725,710
Staples, Inc. ..............................         66,330           1,771,011
                                                                   ------------
                                                                   $  4,925,779
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 0.5%
Dobson Communications Corp. (a) ............          5,166        $     44,996
Rogers Communications, Inc., "B" ...........         58,500           1,742,596
                                                                   ------------
                                                                   $  1,787,592
                                                                   ------------
TELEPHONE SERVICES -- 3.2%
American Tower Corp., "A" (a) ..............         48,100        $  1,793,168
AT&T, Inc. .................................        123,270           4,406,903
Qwest Communications International,
  Inc. (a) .................................        158,500           1,326,645
TELUS Corp. (non-voting shares) ............         72,860           3,254,276
                                                                   ------------
                                                                   $ 10,780,992
                                                                   ------------
TOBACCO -- 3.7%
Altria Group, Inc. .........................        146,110        $ 12,539,160
                                                                   ------------

TRUCKING -- 0.5%
FedEx Corp. ................................         16,380        $  1,779,196
                                                                   ------------

UTILITIES -- ELECTRIC POWER -- 1.6%
FPL Group, Inc. ............................         47,820        $  2,602,364
NRG Energy, Inc. (a) .......................         48,070           2,692,401
                                                                   ------------
                                                                   $  5,294,765
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $310,491,674) .....................        $337,501,657
                                                                   ------------

SHORT-TERM OBLIGATIONS -- 0.5%
General Electric Capital Corp.,
  5.29%, due 1/02/07, at Amortized
  Cost and Value (y) .......................   $  1,746,000        $  1,745,743
                                                                   ------------

COLLATERAL FOR SECURITIES LOANED -- 3.0%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ...     10,110,323        $ 10,110,323
                                                                   ------------
    Total Investments
      (Identified Cost, $322,347,740) ....................         $349,357,723
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- (3.0)% .............................          (10,285,047)
                                                                   ------------
    Net Assets -- 100.0% .................................         $339,072,676
                                                                   ============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006

TOTAL RETURN SERIES
COMMON STOCKS -- 58.7%

ISSUER                                           SHARES/PAR           VALUE ($)
AEROSPACE -- 2.0%
Lockheed Martin Corp. ......................       242,570       $   22,333,409
Northrop Grumman Corp. .....................       122,850            8,316,945
United Technologies Corp. ..................       178,750           11,175,450
                                                                 --------------
                                                                 $   41,825,804
                                                                 --------------
ALCOHOLIC BEVERAGES -- 0.5%
Diageo PLC .................................       392,772       $    7,712,061
Molson Coors Brewing Co. (l) ...............        39,600            3,027,024
                                                                 --------------
                                                                 $   10,739,085
                                                                 --------------
APPAREL MANUFACTURERS -- 0.4%
Hanesbrands, Inc. (a) ......................        13,456       $      317,831
NIKE, Inc., "B" ............................        86,160            8,532,425
                                                                 --------------
                                                                 $    8,850,256
                                                                 --------------
AUTOMOTIVE -- 0.3%
Johnson Controls, Inc. .....................        73,270       $    6,295,358
                                                                 --------------

BIOTECHNOLOGY -- 1.0%
Amgen, Inc. (a) ............................       251,260       $   17,163,571
Millipore Corp. (a) ........................        42,430            2,825,838
                                                                 --------------
                                                                 $   19,989,409
                                                                 --------------
BROADCASTING -- 1.3%
CBS Corp., "B" .............................       292,784       $    9,129,005
E.W. Scripps Co., "A" (l) ..................        87,450            4,367,253
Idearc, Inc. (a)(l) ........................        28,596              819,275
Time Warner, Inc. ..........................        95,120            2,071,714
Viacom, Inc., "B" (a) ......................       133,920            5,494,738
Walt Disney Co. ............................        49,510            1,696,708
WPP Group PLC ..............................       279,530            3,780,399
                                                                 --------------
                                                                 $   27,359,092
                                                                 --------------
BROKERAGE & ASSET MANAGERS -- 2.5%
Franklin Resources, Inc. ...................        62,610       $    6,897,744
Goldman Sachs Group, Inc. ..................        57,670           11,496,515
KKR Private Equity Investments LP, IEU .....        75,810            1,732,259
Lehman Brothers Holdings, Inc. .............       115,380            9,013,486
Mellon Financial Corp. .....................       232,890            9,816,314
Merrill Lynch & Co., Inc. ..................        86,970            8,096,907
Morgan Stanley .............................        73,670            5,998,948
                                                                 --------------
                                                                 $   53,052,173
                                                                 --------------
BUSINESS SERVICES -- 0.2%
Accenture Ltd., "A" ........................       130,730       $    4,827,859
                                                                 --------------

CHEMICALS -- 1.1%
3M Co. .....................................        40,210       $    3,133,565
Dow Chemical Co. ...........................        73,510            2,935,989
Nalco Holding Co. (a) ......................       141,890            2,903,069
PPG Industries, Inc. .......................       127,610            8,193,838
Syngenta AG ................................        28,440            5,289,481
                                                                 --------------
                                                                 $   22,455,942
                                                                 --------------
COMPUTER SOFTWARE -- 1.3%
Compuware Corp. (a) ........................     1,697,550       $   14,140,592
Oracle Corp. (a) ...........................       345,670            5,924,784
Symantec Corp. (a) .........................       388,640            8,103,144
                                                                 --------------
                                                                 $   28,168,520
                                                                 --------------
COMPUTER SOFTWARE -- SYSTEMS -- 0.3%
Hewlett-Packard Co. ........................       168,740       $    6,950,401
                                                                 --------------

CONSTRUCTION -- 1.5%
D.R. Horton, Inc. ..........................        84,050       $    2,226,485
Masco Corp. (l) ............................       865,410           25,849,797
Sherwin-Williams Co. .......................        32,840            2,087,967
Toll Brothers, Inc. (a) ....................        32,320            1,041,674
                                                                 --------------
                                                                 $   31,205,923
                                                                 --------------
CONSUMER GOODS & SERVICES -- 0.6%
Alberto Culver Co. .........................       223,760       $    4,799,652
Estee Lauder Cos., Inc., "A" ...............       198,470            8,101,545
                                                                 --------------
                                                                 $   12,901,197
                                                                 --------------
CONTAINERS -- 1.0%
Owens-Illinois, Inc. (a)(l) ................     1,089,300       $   20,097,585
Smurfit-Stone Container Corp. (a) ..........        69,400              732,864
                                                                 --------------
                                                                 $   20,830,449
                                                                 --------------
ELECTRICAL EQUIPMENT -- 2.3%
Cooper Industries Ltd., "A" ................         8,910       $      805,731
General Electric Co. .......................       358,770           13,349,832
Rockwell Automation, Inc. ..................        87,760            5,360,381
Tyco International Ltd. ....................       786,780           23,918,112
W.W. Grainger, Inc. (l) ....................        76,820            5,372,791
                                                                 --------------
                                                                 $   48,806,847
                                                                 --------------
ELECTRONICS -- 0.4%
Analog Devices, Inc. .......................        18,810       $      618,285
Applied Materials, Inc. ....................        42,840              790,398
Intel Corp. ................................       347,380            7,034,445
                                                                 --------------
                                                                 $    8,443,128
                                                                 --------------
ENERGY -- INDEPENDENT -- 2.1%
Apache Corp. ...............................       258,270       $   17,177,538
Devon Energy Corp. .........................       321,650           21,576,282
EOG Resources, Inc. ........................        38,990            2,434,926
Sunoco, Inc. ...............................        40,800            2,544,288
                                                                 --------------
                                                                 $   43,733,034
                                                                 --------------
ENERGY -- INTEGRATED -- 3.7%
Chevron Corp. ..............................       102,807       $    7,559,399
ConocoPhillips .............................       118,350            8,515,283
Exxon Mobil Corp. ..........................       370,286           28,375,016
Hess Corp. (l) .............................       328,630           16,290,189
Royal Dutch Shell PLC, ADR .................        29,290            2,073,439
TOTAL S.A., ADR ............................       220,600           15,865,552
                                                                 --------------
                                                                 $   78,678,878
                                                                 --------------
FOOD & BEVERAGES -- 1.5%
Coca-Cola Co. ..............................        80,630       $    3,890,398
General Mills, Inc. ........................        35,540            2,047,104
Kellogg Co. ................................       159,930            8,006,096
Nestle S.A .................................        19,540            6,941,357
PepsiCo, Inc. ..............................        88,490            5,535,050
Tyson Foods, Inc., "A" .....................       255,960            4,210,542
                                                                 --------------
                                                                 $   30,630,547
                                                                 --------------
FOOD & DRUG STORES -- 0.4%
CVS Corp. ..................................       168,000       $    5,192,880
Kroger Co. .................................        80,610            1,859,673
Sally Beauty Holdings, Inc. (a) ............       256,900            2,003,820
                                                                 --------------
                                                                 $    9,056,373
                                                                 --------------
FOREST & PAPER PRODUCTS -- 0.6%
Bowater, Inc. (l) ..........................       393,730       $    8,858,925
International Paper Co. ....................        57,870            1,973,367
MeadWestvaco Corp. .........................        91,830            2,760,410
                                                                 --------------
                                                                 $   13,592,702
                                                                 --------------

GENERAL MERCHANDISE -- 0.6%
Federated Department Stores, Inc. ..........       297,110       $   11,328,804
Wal-Mart Stores, Inc. ......................        40,800            1,884,144
                                                                 --------------
                                                                 $   13,212,948
                                                                 --------------
HEALTH MAINTENANCE ORGANIZATIONS -- 0.5%
UnitedHealth Group, Inc. ...................        21,950       $    1,179,374
WellPoint, Inc. (a) ........................       106,010            8,341,927
                                                                 --------------
                                                                 $    9,521,301
                                                                 --------------
INSURANCE -- 5.0%
Aflac, Inc. ................................       122,130       $    5,617,980
Allstate Corp. .............................       384,580           25,040,004
Chubb Corp. ................................        49,330            2,610,050
Conseco, Inc. (a)(l) .......................       624,440           12,476,311
Genworth Financial, Inc., "A" ..............       738,780           25,273,664
Hartford Financial Services Group, Inc. ....       108,720           10,144,663
MetLife, Inc. ..............................       204,500           12,067,545
St. Paul Travelers Cos., Inc. ..............       242,300           13,009,087
                                                                 --------------
                                                                 $  106,239,304
                                                                 --------------
LEISURE & TOYS -- 0.3%
Hasbro, Inc. ...............................        45,770       $    1,247,233
Mattel, Inc. ...............................       244,030            5,529,720
                                                                 --------------
                                                                 $    6,776,953
                                                                 --------------
MACHINERY & TOOLS -- 0.7%
Deere & Co. ................................       153,020       $   14,547,611
Finning International, Inc. (n) ............         4,940              202,663
Illinois Tool Works, Inc. ..................        17,540              810,173
                                                                 --------------
                                                                 $   15,560,447
                                                                 --------------
MAJOR BANKS -- 6.2%
Bank of America Corp. ......................       757,600       $   40,448,264
Bank of New York Co., Inc. .................       744,500           29,310,965
JPMorgan Chase & Co. .......................       653,612           31,569,460
PNC Financial Services Group, Inc. .........       196,510           14,549,600
SunTrust Banks, Inc. .......................       171,180           14,456,151
                                                                 --------------
                                                                 $  130,334,440
                                                                 --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0 4%
Caremark Rx, Inc. ..........................        63,500       $    3,626,485
Tenet Healthcare Corp. (a)(l) ..............       723,160            5,040,425
                                                                 --------------
                                                                 $    8,666,910
                                                                 --------------
MEDICAL EQUIPMENT -- 1.0%
Boston Scientific Corp. (a) ................       498,250       $    8,559,935
Pall Corp. .................................       347,470           12,005,089
                                                                 --------------
                                                                 $   20,565,024
                                                                 --------------
METALS & MINING -- 0.1%
BHP Billiton PLC ...........................       128,400       $    2,350,119
                                                                 --------------

NATURAL GAS -- DISTRIBUTION -- 0.1%
Questar Corp. ..............................        23,610       $    1,960,811
                                                                 --------------

NATURAL GAS -- PIPELINE -- 0.5%
Williams Cos., Inc. ........................       432,260       $   11,290,631
                                                                 --------------

NETWORK & TELECOM -- 1.3%
Cisco Systems, Inc. (a) ....................       203,920       $    5,573,134
Nortel Networks Corp. (a)(l) ...............       801,869           21,433,958
                                                                 --------------
                                                                 $   27,007,092
                                                                 --------------
OIL SERVICES -- 0.9%
GlobalSantaFe Corp. ........................       151,050       $    8,878,719
Noble Corp. ................................       124,270            9,463,161
                                                                 --------------
                                                                 $   18,341,880
                                                                 --------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 3.8%
American Express Co. .......................       121,440       $    7,367,765
Capital One Financial Corp. ................        30,640            2,353,765
Citigroup, Inc. ............................       565,313           31,487,934
Countrywide Financial Corp. ................        95,440            4,051,428
Fannie Mae .................................       223,050           13,246,940
Freddie Mac ................................        29,660            2,013,914
New York Community Bancorp, Inc. (l) .......       452,600            7,286,860
SLM Corp. ..................................        55,400            2,701,858
UBS AG .....................................        89,340            5,427,539
UBS AG .....................................        73,440            4,430,635
                                                                 --------------
                                                                 $   80,368,638
                                                                 --------------
PHARMACEUTICALS -- 3.2%
Abbott Laboratories ........................        48,310       $    2,353,180
Eli Lilly & Co. ............................       166,630            8,681,423
Johnson & Johnson ..........................       340,930           22,508,199
Merck & Co., Inc. ..........................       101,040            4,405,344
Warner Chilcott Ltd., "A" (a) ..............       256,680            3,547,318
Wyeth ......................................       490,840           24,993,573
                                                                 --------------
                                                                 $   66,489,037
                                                                 --------------
PRINTING & PUBLISHING -- 0.8%
New York Times Co., "A" (l) ................       733,070       $   17,857,585
                                                                 --------------

RAILROAD & SHIPPING -- 0.6%
Burlington Northern Santa Fe Corp. .........        88,880       $    6,560,233
Norfolk Southern Corp. .....................       125,980            6,335,534
                                                                 --------------
                                                                 $   12,895,767
                                                                 --------------
SPECIALTY CHEMICALS -- 0.4%
Air Products & Chemicals, Inc. .............        89,730       $    6,306,224
Praxair, Inc. ..............................        42,980            2,550,003
                                                                 --------------
                                                                 $    8,856,227
                                                                 --------------
SPECIALTY STORES -- 0.4%
OfficeMax, Inc. (l) ........................       175,700       $    8,723,505
                                                                 --------------

TELECOMMUNICATIONS -- WIRELESS -- 0.2%
Vodafone Group PLC, ADR ....................       151,097       $    4,197,475
                                                                 --------------

TELEPHONE SERVICES -- 2.2%
AT&T, Inc. .................................       180,386       $    6,448,800
Embarq Corp. ...............................       101,729            5,346,876
Qwest Communications International,
  Inc. (a) .................................       329,300            2,756,241
Sprint Nextel Corp. ........................       310,650            5,868,179
TELUS Corp. ................................        47,970            2,203,927
TELUS Corp. (non-voting shares) ............        14,450              645,406
Verizon Communications, Inc. ...............       623,960           23,236,270
                                                                 --------------
                                                                 $   46,505,699
                                                                 --------------
TOBACCO -- 1.7%
Altria Group, Inc. .........................       428,800       $   36,799,616
                                                                 --------------

TRUCKING -- 0.0%
Con-way, Inc. ..............................         6,300       $      277,452
                                                                 --------------

UTILITIES -- ELECTRIC POWER -- 2.8%
Dominion Resources, Inc. ...................       135,420       $   11,353,613
Edison International .......................        68,360            3,109,013
Entergy Corp. ..............................        29,700            2,741,904
FirstEnergy Corp. ..........................        52,250            3,150,675
FPL Group, Inc. ............................       463,190           25,206,800
NRG Energy, Inc. (a)(l) ....................        69,060            3,868,051
PPL Corp. ..................................        29,030            1,040,435
Public Service Enterprise Group, Inc. ......        77,210            5,125,200
TXU Corp. ..................................        52,140            2,826,509
                                                                 --------------
                                                                 $   58,422,200
                                                                 --------------
    Total Common Stocks
      (Identified Cost, $1,007,090,677) ..................       $1,241,614,038
                                                                 --------------

BONDS -- 37.5%
AEROSPACE -- 0.1%
Boeing Capital Corp., 6.5%, 2012 ...........   $ 2,734,000       $    2,882,672
                                                                 --------------

AGENCY -- OTHER -- 0.0%
Financing Corp., 9.65%, 2018 ...............   $   490,000       $      684,466
                                                                 --------------

ASSET BACKED & SECURITIZED -- 4.3%
Banc of America Commercial Mortgage,
  Inc., FRN, 4.857%, 2043 ..................   $ 2,050,000       $    1,985,795
Banc of America Commercial Mortgage,
  Inc., FRN, "AM", 5.1814%, 2047 ...........       776,389              770,781
Banc of America Commercial Mortgage,
  Inc., FRN, "A4", 5.1814%, 2047 ...........     1,000,000              993,664
Bayview Financial Revolving Mortgage Loan
  Trust, FRN, 6.15%, 2040 (z) ..............     1,850,000            1,852,481
Bear Stearns Commercial Mortgage
  Securities, Inc., FRN, 5.116%, 2041 ......     1,220,816            1,204,542
Blackrock Capital Finance LP,
  7.75%, 2026 (n) ..........................       207,071              205,000
Chase Commercial Mortgage Securities
  Corp., 7.543%, 2032 ......................       388,544              396,550
Citigroup Commercial Mortgage Trust,
  5.462%, 2049 .............................     2,429,505            2,439,216
Citigroup/Deutsche Bank Commercial
  Mortgage Trust, 5.648%, 2048 .............     2,400,000            2,445,144
Citigroup/Deutsche Bank Commercial
  Mortgage Trust, FRN,
  5.2255%, 2044 ............................       570,000              568,965
Countrywide Asset-Backed Certificates,
  FRN, 4.575%, 2035 ........................        66,510               65,992
Countrywide Asset-Backed Certificates,
  FRN, 4.823%, 2035 ........................     1,152,730            1,144,550
Countrywide Asset-Backed Certificates,
  FRN, 5.689%, 2046 ........................     1,120,000            1,122,708
CPS Auto Receivables Trust,
  2.89%, 2009 (z) ..........................        38,552               37,968
Credit Suisse Commercial Mortgage Trust,
  5.509%, 2039 .............................     1,449,204            1,460,624
Credit Suisse Mortgage Capital
  Certificate, 5.343%, 2039 ................     2,410,000            2,396,022
CRIIMI MAE CMBS Corp.,
  6.701%, 2030 (n) .........................       477,786              476,914
CRIIMI MAE Commercial Mortgage Trust,
7%, 2033 (n) ...............................       809,301              800,642
Deutsche Mortgage & Asset Receiving
  Corp., 6.538%, 2031 ......................       962,853              969,220
Falcon Franchise Loan LLC,
  7.382%, 2010 (n) .........................       398,738              408,828
GE Commercial Mortgage Corp., FRN,
  5.3394%, 2044 ............................     1,330,000            1,331,845
GMAC Mortgage Corp. Loan Trust, FRN,
  5.805%, 2036 .............................     1,316,000            1,316,669
Greenwich Capital Commercial Funding
  Corp., 4.305%, 2042 ......................     1,644,482            1,600,914
Greenwich Capital Commercial Funding
  Corp., FRN, 5.9123%, 2016 ................     1,225,000            1,279,956
Greenwich Capital Commercial Funding
  Corp., FRN, 5.317%, 2036 .................       625,465              624,842
Greenwich Capital Commercial Funding
  Corp., FRN, 5.224%, 2037 .................     1,532,847            1,521,889
JPMorgan Chase Commercial Mortgage
  Securities Corp., 4.78%, 2042 ............     1,620,000            1,555,372
JPMorgan Chase Commercial Mortgage
  Securities Corp., 5.552%, 2045 ...........     2,420,000            2,454,755
JPMorgan Chase Commercial Mortgage
  Securities Corp., 5.44%, 2045 (z) ........     1,203,050            1,206,988
JPMorgan Chase Commercial Mortgage
  Securities Corp., 5.372%, 2047 ...........     2,020,000            2,017,798
JPMorgan Chase Commercial Mortgage
  Securities Corp., FRN,
  5.2115%, 2041 ............................     1,985,000            1,977,580
JPMorgan Chase Commercial Mortgage
  Securities Corp., FRN,
  5.2943%, 2043 ............................     2,290,000            2,292,075
JPMorgan Chase Commercial Mortgage
  Securities Corp., FRN,
  5.475%, 2043 .............................     2,420,000            2,441,336
JPMorgan Chase Commercial Mortgage
  Securities Corp., FRN,
  5.855%, 2043 .............................     2,350,000            2,436,454
JPMorgan Chase Commercial Mortgage
  Securities Corp., FRN,
  5.8755%, 2045 ............................     2,420,000            2,528,225
JPMorgan Chase Commercial Mortgage
  Securities Corp., FRN,
  5.038%, 2046 .............................     2,097,327            2,056,349
LB-UBS Commercial Mortgage Trust, FRN,
  5.413%, 2039 .............................       638,518              640,022
Merrill Lynch Mortgage Trust, FRN,
  5.6601%, 2039 ............................     2,245,000            2,304,394
Merrill Lynch Mortgage Trust, FRN,
  5.2643%, 2044 ............................     1,029,000            1,027,003
Merrill Lynch/Countrywide Commercial
  Mortgage Trust, FRN,
  5.4848%, 2039 ............................     1,140,000            1,154,147
Merrill Lynch/Countrywide Commercial
  Mortgage Trust, FRN, 5.204%, 2049 ........     2,470,000            2,431,208
Morgan Stanley Capital I, Inc.,
  5.168%, 2042 .............................       859,244              849,411
Morgan Stanley Capital I, Inc., FRN,
  0.5376%, 2030 (i)(n) .....................    61,436,843              771,892
Multi-Family Capital Access One, Inc.,
  6.65%, 2024 ..............................       393,085              399,085
Residential Asset Mortgage Products,
  Inc., 4.109%, 2035 .......................       978,423              965,255
Residential Asset Mortgage Products,
  Inc., FRN, 4.9708%, 2034 .................       931,000              909,980
Residential Funding Mortgage Securities,
  Inc., FRN, 5.32%, 2035 ...................     1,405,000            1,394,980
Spirit Master Funding LLC,
  5.05%, 2023 (z) ..........................     1,689,089            1,626,050
Structured Asset Securities Corp., FRN,
  4.67%, 2035 ..............................     3,279,080            3,242,715
Wachovia Bank Commercial Mortgage Trust,
  4.935%, 2042 .............................     2,750,000            2,676,474
Wachovia Bank Commercial Mortgage Trust,
  4.75%, 2044 ..............................     2,500,000            2,392,021
Wachovia Bank Commercial Mortgage Trust,
  5.339%, 2048 .............................     2,410,000            2,397,685
Wachovia Bank Commercial Mortgage Trust,
  FRN, 4.847%, 2041 ........................     2,000,000            1,937,178
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.083%, 2042 ........................     2,033,724            1,997,179
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.1959%, 2044 .......................     1,432,000            1,422,634
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.3161%, 2044 .......................     1,744,000            1,742,622
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.466%, 2045 ........................     2,205,000            2,216,271
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.962%, 2045 (n) ....................     1,660,000            1,737,827
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.795%, 2045 ........................     1,710,000            1,759,516
Wachovia Bank Commercial Mortgage Trust,
  FRN, 5.603%, 2048 ........................     2,400,000            2,433,379
                                                                 --------------
                                                                 $   90,817,581
                                                                 --------------
AUTOMOTIVE -- 0.1%
Johnson Controls, Inc., 5.5%, 2016 .........   $ 1,608,000       $    1,576,631
                                                                 --------------

BROADCASTING -- 0.2%
CBS Corp., 6.625%, 2011 ....................   $ 1,595,000       $    1,647,426
News America Holdings, 8.5%, 2025 ..........       994,000            1,176,412
News America, Inc., 6.2%, 2034 .............       476,000              459,442
                                                                 --------------
                                                                 $    3,283,280
                                                                 --------------
BROKERAGE & ASSET MANAGERS -- 0.5%
Goldman Sachs Group, Inc., 5.7%, 2012 ......   $ 1,568,000       $    1,596,908
Lehman Brothers Holdings, Inc., 8.25%, 2007      1,405,000            1,423,153
Lehman Brothers Holdings, Inc., 5.5%, 2016         342,000              341,953
Merrill Lynch & Co., Inc., 5.45%, 2014 .....     2,012,000            2,022,740
Merrill Lynch & Co., Inc., 6.05%, 2016 .....     1,388,000            1,436,637
Morgan Stanley Group, Inc.,
  5.75%, 2016 ..............................       100,000              101,467
Morgan Stanley Group, Inc.,
  6.75%, 2011 ..............................     1,530,000            1,617,167
Morgan Stanley Group, Inc.,
  4.75%, 2014 ..............................     1,168,000            1,116,756
                                                                 --------------
                                                                 $    9,656,781
                                                                 --------------
BUILDING -- 0.1%
CRH America, Inc., 6.95%, 2012 .............   $ 1,847,000       $    1,952,288
Lafarge S.A., 6.5%, 2016 ...................       804,000              839,472
                                                                 --------------
                                                                 $    2,791,760
                                                                 --------------
BUSINESS SERVICES -- 0.1%
Cisco Systems, Inc., 5.5%, 2016 ............   $ 1,519,000       $    1,519,969
                                                                 --------------

CABLE TV -- 0.3%
Cox Communications, Inc.,
  4.625%, 2013 .............................   $ 1,624,000       $    1,528,091
TCI Communications Financing III,
  9.65%, 2027 ..............................     4,805,000            5,069,731
                                                                 --------------
                                                                 $    6,597,822
                                                                 --------------
CONGLOMERATES -- 0.1%
Kennametal, Inc., 7.2%, 2012 ...............   $ 1,780,000       $    1,874,490
                                                                 --------------

CONSUMER GOODS & SERVICES -- 0.2%
Fortune Brands, Inc., 5.125%, 2011 .........   $ 1,671,000       $    1,639,734
Western Union Co., 5.4%, 2011 (n) ..........     2,300,000            2,267,975
                                                                 --------------
                                                                 $    3,907,709
                                                                 --------------
DEFENSE ELECTRONICS -- 0.1%
BAE Systems Holdings, Inc.,
  5.2%, 2015 (n) ...........................   $   753,000       $      717,263
Raytheon Co., 6.15%, 2008 ..................     1,077,000            1,090,785
                                                                 --------------
                                                                 $    1,808,048
                                                                 --------------
EMERGING MARKET QUASI-SOVEREIGN -- 0.0%
Pemex Project Funding Master Trust,
  8.625%, 2022 .............................   $   316,000       $      390,576
                                                                 --------------

EMERGING MARKET SOVEREIGN -- 0.2%
State of Israel, 4.625%, 2013 ..............   $   981,000       $      933,487
United Mexican States, 6.375%, 2013 ........     1,147,000            1,206,071
United Mexican States, 6.625%, 2015 ........        97,000              104,130
United Mexican States, 5.625%, 2017 ........     1,014,000            1,015,014
United Mexican States, 7.5%, 2033 ..........       885,000            1,044,300
                                                                 --------------
                                                                 $    4,303,002
                                                                 --------------
ENERGY -- INDEPENDENT -- 0.4%
Anadarko Petroleum Corp., 5.95%, 2016 ......   $   910,000       $      911,905
Nexen, Inc., 5.875%, 2035 ..................     1,200,000            1,123,295
Ocean Energy, Inc., 7.25%, 2011 ............     2,246,000            2,396,266
Ras Laffan Liquefied Natural Gas Co.
  Ltd., 5.832%, 2016 (n) ...................     1,130,000            1,133,322
XTO Energy, Inc., 5.65%, 2016 ..............     2,120,000            2,095,792
                                                                 --------------
                                                                 $    7,660,580
                                                                 --------------
ENTERTAINMENT -- 0.2%
Walt Disney Co., 6.375%, 2012 ..............   $ 1,957,000       $    2,051,004
Walt Disney Co., 5.625%, 2016 ..............     1,388,000            1,397,659
                                                                 --------------
                                                                 $    3,448,663
                                                                 --------------
FINANCIAL INSTITUTIONS -- 0.5%
American Express Co., 5.5%, 2016 ...........   $ 2,360,000       $    2,378,776
Capital One Financial Co., 6.15%, 2016 .....     1,540,000            1,592,686
Countrywide Financial Corp.,
  6.25%, 2016 ..............................     1,892,000            1,928,387
General Electric Capital Corp.,
  8.75%, 2007 ..............................       904,000              915,423
General Electric Capital Corp.,
  5.45%, 2013 ..............................       179,000              180,712
HSBC Finance Corp., 5.25%, 2011 ............     1,510,000            1,510,041
ORIX Corp., 5.48%, 2011 ....................     2,290,000            2,285,585
                                                                 --------------
                                                                 $   10,791,610
                                                                 --------------
FOOD & BEVERAGES -- 0.2%
Diageo Finance B.V., 5.5%, 2013 ............   $ 2,100,000       $    2,095,928
Miller Brewing Co., 5.5%, 2013 (n) .........     2,985,000            2,951,867
                                                                 --------------
                                                                 $    5,047,795
                                                                 --------------
FOOD & DRUG STORES -- 0.1%
CVS Corp., 5.75%, 2011 .....................   $   830,000       $      839,982
CVS Corp., 6.125%, 2016 ....................     1,140,000            1,176,247
                                                                 --------------
                                                                 $    2,016,229
                                                                 --------------
FOREST & PAPER PRODUCTS -- 0.0%
MeadWestvaco Corp., 6.8%, 2032 .............   $   724,000       $      688,523
                                                                 --------------

GAMING & LODGING -- 0.1%
Marriott International, Inc., 6.2%, 2016 ...   $ 1,892,000       $    1,908,054
Wyndham Worldwide Corp.,
  6%, 2016 (n) .............................     1,146,000            1,125,841
                                                                 --------------
                                                                 $    3,033,895
                                                                 --------------
INSURANCE -- 0.4%
AIG SunAmerica Institutional Funding II,
  5.75%, 2009 ..............................   $ 2,804,000       $    2,832,015
American International Group,
  4.25%, 2013 ..............................       853,000              799,831
American International Group,
  5.05%, 2015 ..............................     1,650,000            1,604,419
ING Groep N.V., 5.775% to 2015,
  FRN to 2049 ..............................     2,555,000            2,528,239
MetLife, Inc., 6.5%, 2032 ..................       578,000              626,273
                                                                 --------------
                                                                 $    8,390,777
                                                                 --------------
INSURANCE -- PROPERTY & CASUALTY -- 0.1%
Allstate Corp., 6.125%, 2032 ...............   $ 1,617,000       $    1,685,013
Fund American Cos., Inc., 5.875%, 2013 .....     1,110,000            1,103,368
                                                                 --------------
                                                                 $    2,788,381
                                                                 --------------
INTERNATIONAL MARKET QUASI-SOVEREIGN -- 0.2%
Hydro-Quebec, 6.3%, 2011 ...................   $ 2,256,000       $    2,358,098
Province of Ontario, 5%, 2011 ..............     2,280,000            2,276,566
                                                                 --------------
                                                                 $    4,634,664
                                                                 --------------
MAJOR BANKS -- 1.1%
Bank of America Corp., 5.375%, 2014 ........   $ 2,830,000       $    2,829,026
Bank of America Corp., 5.49%, 2019 (n) .....     2,172,000            2,139,920
DBS Capital Funding Corp.,
  7.657% to 2011, FRN to 2049 (n) ..........     1,476,000            1,587,352
HBOS Capital Funding LP,
  6.071% to 2014, FRN to 2049 (n) ..........       977,000              990,635
MUFG Capital Finance 1 Ltd.,
  6.346% to 2016, FRN to 2049 ..............     1,638,000            1,662,387
Natexis AMBS Co. LLC, 8.44% to 2008, FRN
  to 2049 (n) ..............................       135,000              140,586
Socgen Real Estate LLC,
  7.64% to 2007, FRN to 2049 (n) ...........     3,128,000            3,176,349
UniCredito Italiano Capital Trust II,
  9.2% to 2010, FRN to 2049 (n) ............     1,509,000            1,693,267
Wachovia Corp., 5.25%, 2014 ................     3,339,000            3,298,328
Wells Fargo National Bank, 4.75%, 2015 .....     3,338,000            3,195,818
Wells Fargo National Bank, 5.75%, 2016 .....     2,550,000            2,611,626
                                                                 --------------
                                                                 $   23,325,294
                                                                 --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0 2%
Baxter International, Inc., 5.9%, 2016 .....   $ 1,622,000       $    1,666,251
Cardinal Health, Inc., 5.85%, 2017 .........     2,022,000            2,010,634
HCA, Inc., 8.75%, 2010 .....................       355,000              370,088
HCA, Inc., 6.95%, 2012 .....................     1,390,000            1,317,025
                                                                 --------------
                                                                 $    5,363,998
                                                                 --------------
METALS & MINING -- 0.1%
Vale Overseas Ltd., 6.25%, 2017 ............   $ 1,650,000       $    1,657,501
                                                                 --------------

MORTGAGE BACKED -- 13.6%
Fannie Mae, 5.722%, 2009 ...................   $ 4,455,000       $    4,463,089
Fannie Mae, 4.01%, 2013 ....................       192,279              180,811
Fannie Mae, 4.519%, 2014 ...................     1,716,298            1,653,292
Fannie Mae, 4.63%, 2014 ....................       479,386              462,100
Fannie Mae, 4.848%, 2014 ...................       958,487              940,090
Fannie Mae, 4.76%, 2015 ....................       356,210              346,317
Fannie Mae, 4.925%, 2015 ...................     2,820,143            2,775,534
Fannie Mae, 5.5%, 2016 - 2036 ..............    92,296,687           91,464,782
Fannie Mae, 6%, 2017 - 2036 ................    35,387,195           35,729,426
Fannie Mae, 4.5%, 2018 - 2035 ..............    10,568,246           10,115,386
Fannie Mae, 5%, 2018 - 2035 ................    30,902,670           30,106,488
Fannie Mae, 7.5%, 2030 - 2031 ..............       360,572              375,469
Fannie Mae, 6.5%, 2031 - 2036 ..............    10,081,264           10,301,693
Freddie Mac, 6%, 2016 - 2036 ...............    14,868,346           15,020,341
Freddie Mac, 5%, 2017 - 2035 ...............    26,140,998           25,357,251
Freddie Mac, 4.5%, 2018 - 2035 .............    10,888,162           10,469,211
Freddie Mac, 5.5%, 2019 - 2036 .............    26,323,987           26,113,376
Freddie Mac, 6.5%, 2034 ....................     2,785,256            2,839,606
Ginnie Mae, 4.5%, 2033 - 2034 ..............     1,743,544            1,637,608
Ginnie Mae, 5%, 2033 - 2034 ................     1,896,208            1,844,491
Ginnie Mae, 5.5%, 2033 - 2035 ..............     8,532,135            8,498,520
Ginnie Mae, 6%, 2033 - 2035 ................     5,399,696            5,478,054
Ginnie Mae, 6.5%, 2035 - 2036 ..............     1,070,170            1,094,010
                                                                 --------------
                                                                 $  287,266,945
                                                                 --------------
NATURAL GAS -- PIPELINE -- 0.2%
CenterPoint Energy Resources Corp.,
  7.875%, 2013 .............................   $   815,000       $      904,251
Kinder Morgan Energy Partners LP,
  6.75%, 2011 ..............................       740,000              769,959
Kinder Morgan Energy Partners LP,
  5.125%, 2014 .............................       956,000              910,492
Kinder Morgan Energy Partners LP,
  7.4%, 2031 ...............................       804,000              880,055
Kinder Morgan Energy Partners LP,
  7.75%, 2032 ..............................       590,000              671,900
                                                                 --------------
                                                                 $    4,136,657
                                                                 --------------
NETWORK & TELECOM -- 0.4%
AT&T, Inc., 6.15%, 2034 ....................   $ 1,619,000       $    1,592,393
BellSouth Corp., 6.55%, 2034 ...............     1,472,000            1,508,981
Telecom Italia Capital, 5.25%, 2013 ........       752,000              717,024
Telefonica Europe B.V., 7.75%, 2010 ........       750,000              805,532
Verizon New York, Inc., 6.875%, 2012 .......     4,213,000            4,367,689
                                                                 --------------
                                                                 $    8,991,619
                                                                 --------------
OIL SERVICES -- 0.1%
Halliburton Co., 5.5%, 2010 ................   $ 1,071,000       $    1,069,097
                                                                 --------------

OILS -- 0.1%
Valero Energy Corp., 6.875%, 2012 ..........   $ 1,193,000       $    1,261,371
                                                                 --------------

OTHER BANKS & DIVERSIFIED FINANCIALS -- 0.8%
Citigroup, Inc., 5%, 2014 ..................   $ 3,482,000       $    3,399,814
Credit Suisse (USA), Inc., 4.125%, 2010 ....     1,530,000            1,484,366
Credit Suisse (USA), Inc., 4.875%, 2010 ....     1,292,000            1,277,944
Mizuho Capital Investment 1 Ltd., 6.686%
  to 2016, FRN to 2049 (n) .................     2,140,000            2,159,089
Nordea Bank AB, 5.424% to 2015,
  FRN to 2049 (n) ..........................     1,019,000              977,422
UBS AG, 5.875%, 2016 .......................     1,610,000            1,664,044
UBS Preferred Funding Trust V,
  6.243% to 2016, FRN to 2049 ..............     2,140,000            2,215,942
UFJ Finance Aruba AEC, 6.75%, 2013 .........     1,624,000            1,733,082
Woori Bank, 6.125% to 2011,
  FRN to 2016 (n) ..........................     2,715,000            2,769,246
                                                                 --------------
                                                                 $   17,680,949
                                                                 --------------
PHARMACEUTICALS -- 0.2%
Allergan, Inc., 5.75%, 2016 ................   $ 1,720,000       $    1,739,484
Wyeth, 5.5%, 2013 ..........................     1,683,000            1,693,889
                                                                 --------------
                                                                 $    3,433,373
                                                                 --------------
POLLUTION CONTROL -- 0.1%
USA Waste Services, Inc., 7%, 2028 .........   $   972,000       $    1,043,182
Waste Management, Inc., 7.375%, 2010 .......     1,341,000            1,426,431
                                                                 --------------
                                                                 $    2,469,613
                                                                 --------------
RAILROAD & SHIPPING -- 0.0%
CSX Corp., 6.75%, 2011 .....................   $   450,000       $      472,497
Union Pacific Corp., 6.125%, 2012 ..........       507,000              522,309
                                                                 --------------
                                                                 $      994,806
                                                                 --------------
REAL ESTATE -- 0.6%
Boston Properties, Inc., REIT, 5%, 2015 ....   $   369,000       $      354,720
EOP Operating LP, 6.8%, 2009 ...............     1,238,000            1,279,285
HRPT Properties Trust, REIT,
6.25%, 2016 ................................     1,945,000            2,004,813
Kimco Realty Corp., REIT, 5.783%, 2016 .....     1,090,000            1,103,895
ProLogis, REIT, 5.75%, 2016 ................     1,992,000            2,004,161
Simon Property Group LP, REIT,
6.375%, 2007 ...............................     1,069,000            1,077,235
Simon Property Group LP, REIT,
5.1%, 2015 .................................     1,070,000            1,040,651
Vornado Realty Trust, 4.75%, 2010 ..........       189,000              183,312
Vornado Realty Trust, REIT,
5.625%, 2007 ...............................     3,304,000            3,301,809
                                                                 --------------
                                                                 $   12,349,881
                                                                 --------------
RETAILERS -- 0.3%
Federated Retail Holdings, Inc.,
5.9%, 2016 .................................   $ 1,890,000       $    1,887,061
Home Depot, Inc., 5.4%, 2016 ...............     1,375,000            1,344,813
Limited Brands, Inc., 5.25%, 2014 ..........     1,886,000            1,791,928
Wal-Mart Stores, Inc., 5.25%, 2035 .........     2,241,000            2,057,908
                                                                 --------------
                                                                 $    7,081,710
                                                                 --------------
TELECOMMUNICATIONS -- WIRELESS -- 0.0%
Cingular Wireless LLC, 6.5%, 2011 ..........   $   693,000       $      726,155
                                                                 --------------

U.S. GOVERNMENT AGENCIES -- 2.0%
Fannie Mae, 3%, 2007 .......................   $ 3,350,000       $    3,337,980
Fannie Mae, 5.25%, 2007 ....................    12,269,000           12,271,503
Fannie Mae, 6.625%, 2009 - 2010 ............    13,027,000           13,705,845
Fannie Mae, 6%, 2011 .......................     1,539,000            1,602,458
Federal Home Loan Bank, 3.9%, 2008 .........     1,240,000            1,222,398
Small Business Administration, 4.77%, 2024 .       973,305              950,802
Small Business Administration, 4.99%, 2024 .     1,389,480            1,372,669
Small Business Administration, 5.18%, 2024 .     1,576,962            1,574,800
Small Business Administration, 5.09%, 2025 .     1,416,214            1,402,915
Small Business Administration, 5.11%, 2025 .     2,963,300            2,940,924
Small Business Administration, 5.39%, 2025 .     1,055,350            1,062,472
                                                                 --------------
                                                                 $   41,444,766
                                                                 --------------
U.S. TREASURY OBLIGATIONS -- 8.2%
U.S. Treasury Bonds, 6.5%, 2010 ............   $10,736,000       $   11,278,254
U.S. Treasury Bonds, 10.375%, 2012 .........     1,482,000            1,547,879
U.S. Treasury Bonds, 8%, 2021 ..............       320,000              424,200
U.S. Treasury Bonds, 6.25%, 2023 ...........     1,899,000            2,185,779
U.S. Treasury Bonds, 6%, 2026 ..............     8,080,000            9,163,859
U.S. Treasury Bonds, 5.375%, 2031 ..........    21,514,000           23,045,194
U.S. Treasury Bonds, 4.5%, 2036 ............     2,481,000            2,359,277
U.S. Treasury Notes, 5.5%, 2008 ............     7,085,000            7,124,300
U.S. Treasury Notes, 5.625%, 2008 ..........    25,512,000           25,745,205
U.S. Treasury Notes, 4.75%, 2008 ...........    29,887,000           29,848,476
U.S. Treasury Notes, 3.125%, 2009 ..........    17,250,000           16,639,505
U.S. Treasury Notes, 5.125%, 2011 ..........    19,033,000           19,354,182
U.S. Treasury Notes, 4.375%, 2012 ..........     1,778,000            1,752,441
U.S. Treasury Notes, 4%, 2012 ..............     1,910,000            1,844,120
U.S. Treasury Notes, 3.875%, 2013 ..........     2,121,000            2,029,945
U.S. Treasury Notes, 4.25%, 2013 ...........     2,533,000            2,466,114
U.S. Treasury Notes, TIPS, 4.25%, 2010 .....     7,587,786            7,986,145
U.S. Treasury Notes, TIPS, 2%, 2014 ........     8,273,383            8,036,814
                                                                 --------------
                                                                 $  172,831,689
                                                                 --------------
UTILITIES -- ELECTRIC POWER -- 1.0%
Dominion Resources, Inc., 5.15%, 2015 ......   $ 1,515,000       $    1,467,449
Duke Capital Corp., 8%, 2019 ...............       987,000            1,147,442
Exelon Generation Co. LLC, 6.95%, 2011 .....     1,245,000            1,311,568
FirstEnergy Corp., 6.45%, 2011 .............     2,246,000            2,342,154
MidAmerican Energy Holdings Co.,
  3.5%, 2008 ...............................     1,030,000            1,004,284
MidAmerican Energy Holdings Co.,
  5.875%, 2012 .............................       535,000              544,602
MidAmerican Funding LLC, 6.927%, 2029 ......     2,762,000            3,066,019
Oncor Electric Delivery Co., 7%, 2022 ......     1,582,000            1,701,689
Pacific Gas & Electric Co., 4.8%, 2014 .....       425,000              407,372
Progress Energy, Inc., 7.1%, 2011 ..........     1,084,000            1,154,407
PSEG Power LLC, 6.95%, 2012 ................       697,000              736,862
PSEG Power LLC, 5.5%, 2015 .................       911,000              891,649
System Energy Resources, Inc.,
  5.129%, 2014 (n) .........................       913,073              891,561
TXU Energy Co., 7%, 2013 ...................     1,575,000            1,648,014
Waterford 3 Funding Corp., 8.09%, 2017 .....     2,049,738            2,064,885
                                                                 --------------
                                                                 $   20,379,957
                                                                 --------------
    Total Bonds
      (Identified Cost, $798,521,280) ....................       $  793,061,285
                                                                 --------------

SHORT-TERM OBLIGATIONS -- 0.9%
General Electric Capital Corp.,
  5.29%, due 1/02/07, at Amortized
  Cost and Value (y) .......................   $19,328,000       $   19,325,160
                                                                 --------------

COLLATERAL FOR SECURITIES LOANED -- 3.6%
Navigator Securities Lending
  Prime Portfolio, at Cost and
  Net Asset Value ..........................    74,891,980       $   74,891,980
                                                                 --------------
    Total Investments
      (Identified Cost, $1,899,829,097) (k) ..............       $2,128,892,463
                                                                 --------------

OTHER ASSETS,
  LESS LIABILITIES -- (0.7)% ...........................            (15,141,303)
                                                                 --------------
    Net Assets -- 100.0% ...............................         $2,113,751,160
                                                                 ==============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006

UTILITIES SERIES
COMMON STOCKS -- 93.5%

ISSUER                                           SHARES/PAR           VALUE ($)
BROADCASTING -- 3.7%
Citadel Broadcasting Corp. (l) .............        180,700        $  1,799,768
Grupo Televisa S.A., ADR ...................        205,600           5,553,256
News Corp., "A" ............................        251,300           5,397,924
R.H. Donnelley Corp. (l) ...................         17,900           1,122,867
Time Warner, Inc. ..........................         22,700             494,406
Viacom, Inc., "B" (a) ......................         66,650           2,734,650
                                                                   ------------
                                                                   $ 17,102,871
                                                                   ------------
CABLE TV -- 0.4%
Comcast Corp., "Special A" (a) .............         32,200        $  1,348,536
Net Servicos de Comuicacao S.A., IPS (a) ...         28,400             322,842
                                                                   ------------
                                                                   $  1,671,378
                                                                   ------------
ELECTRICAL EQUIPMENT -- 0.2%
Solarfun Power Holdings Co. Ltd., ADR (a) ..         39,240        $    458,716
Trina Solar Ltd., ADR (a) ..................         23,800             449,820
                                                                   ------------
                                                                   $    908,536
                                                                   ------------
ENERGY -- INDEPENDENT -- 2.7%
Apache Corp. ...............................         34,000        $  2,261,340
CONSOL Energy, Inc. ........................         81,900           2,631,447
Devon Energy Corp. .........................         16,400           1,100,112
Talisman Energy, Inc. ......................        227,300           3,863,456
Venoco, Inc. (a) ...........................        104,560           1,836,074
XTO Energy, Inc. ...........................         10,200             479,910
                                                                   ------------
                                                                   $ 12,172,339
                                                                   ------------
ENERGY -- INTEGRATED -- 0.9%
Hess Corp. .................................         35,800        $  1,774,606
TOTAL S.A. (l) .............................         32,100           2,315,192
                                                                   ------------
                                                                   $  4,089,798
                                                                   ------------
ENGINEERING -- CONSTRUCTION -- 0.6%
Bouygues S.A ...............................         29,600        $  1,899,712
China Communications Construction Co.
  Ltd., (a) ................................        777,000             767,185
                                                                   ------------
                                                                   $  2,666,897
                                                                   ------------
METALS & MINING -- 0.2%
China Coal Energy (a) ......................      1,460,000        $    947,900
                                                                   ------------

NATURAL GAS -- DISTRIBUTION -- 5.9%
AGL Resources, Inc. ........................        192,260        $  7,480,837
Energen Corp. ..............................         10,000             469,400
Equitable Resources, Inc. ..................        313,200          13,076,100
Gaz de France (l) ..........................         58,900           2,709,006
Questar Corp. ..............................         36,000           2,989,800
                                                                   ------------
                                                                   $ 26,725,143
                                                                   ------------
NATURAL GAS -- PIPELINE -- 5.3%
Enagas S.A .................................        342,974        $  7,975,518
Gazprom OAO, ADR ...........................          5,000             230,000
Williams Cos., Inc. ........................        605,417          15,813,492
                                                                   ------------
                                                                   $ 24,019,010
                                                                   ------------
OIL SERVICES -- 3.7%
ENSCO International, Inc. ..................         35,300        $  1,767,118
GlobalSantaFe Corp. ........................        129,300           7,600,254
Noble Corp. ................................         64,000           4,873,600
Schlumberger Ltd. ..........................         16,800           1,061,088
Transocean, Inc. (a) .......................         20,000           1,617,800
                                                                   ------------
                                                                   $ 16,919,860
                                                                   ------------
TELECOMMUNICATIONS -- WIRELESS -- 6.5%
America Movil S.A. de C.V., "L", ADR .......         96,800        $  4,377,296
Dobson Communications Corp. (a)(l) .........        680,370           5,926,023
Hutchison Telecommunications International
  Ltd. (a) .................................        992,000           2,499,688
KDDI Corp. .................................             35             237,263
Rogers Communications, Inc., "B" ...........        126,400           3,765,199
Tim Participacoes S.A., ADR ................         91,700           3,174,654
Turkcell Iletisim Hizmetleri A.S ...........         47,000             237,139
Turkcell Iletisim Hizmetleri A.S., ADR (l) .        225,200           3,013,176
Vimpel-Communications, ADR (a)(l) ..........         33,200           2,621,140
Vodafone Group PLC .........................      1,458,900           4,043,221
                                                                   ------------
                                                                   $ 29,894,799
                                                                   ------------
TELEPHONE SERVICES -- 15.0%
AT&T, Inc. (l) .............................        375,100        $ 13,409,825
Embarq Corp. ...............................         44,300           2,328,408
France Telecom S.A .........................        169,920           4,698,079
Neuf Cegetel (a) ...........................         31,740           1,126,811
Orascom Telecom Holding (S.A.E), GDR .......         12,300             811,800
Philippine Long Distance Telephone Co. .....          9,400             488,984
Qwest Communications International,
  Inc. (a)(l) ..............................        350,100           2,930,337
Singapore Telecommunications Ltd. ..........      1,609,550           3,441,990
Sprint Nextel Corp. ........................         23,800             449,582
Telecom Argentina S.A., ADR (a) ............         68,100           1,362,681
Telefonica S.A. (l) ........................        242,900           5,167,546
Telekom Austria AG .........................         33,400             894,817
Telenor A.S.A ..............................        352,800           6,636,420
TELUS Corp. (non-voting shares) ............        244,180          10,906,246
Verizon Communications, Inc. ...............        132,200           4,923,128
Windstream Corp. ...........................        622,355           8,849,888
                                                                   ------------
                                                                   $ 68,426,542
                                                                   ------------
UTILITIES -- ELECTRIC POWER -- 48.4%
AES Corp. (a) ..............................        192,300        $  4,238,292
AES Tiete S.A., IPS ........................    124,484,500           3,632,499
American Electric Power Co., Inc. ..........        224,300           9,550,694
Centerpoint Energy, Inc. (l) ...............        160,100           2,654,458
CEZ AS .....................................        100,100           4,615,939
CMS Energy Corp. (a)(l) ....................        478,200           7,985,940
Constellation Energy Group, Inc. ...........        185,000          12,740,950
CPFL Energia S.A., ADR (l) .................         76,450           3,132,921
Dominion Resources, Inc. (l) ...............         22,400           1,878,016
DPL, Inc. (l) ..............................        144,800           4,022,544
Duke Energy Corp. ..........................        249,300           8,279,253
Dynegy Holdings, Inc. (a) ..................        679,498           4,919,566
E.ON AG ....................................         88,900          12,064,614
Edf Energies Nouvelles (a) .................          8,830             467,418
Edison International .......................        311,100          14,148,828
Eletropaulo Metropolitana S.A., IPS (a) ....     77,620,000           3,962,801
Endesa S.A .................................         58,000           2,742,626
Enel S.p.A .................................        375,930           3,877,286
Energias do Brasil S.A .....................         16,200             250,398
Enersis S.A., ADR ..........................        254,500           4,072,000
Entergy Corp. ..............................        206,160          12,262,397
Entergy Corp. ..............................         20,200           1,864,864
Equatorial Energia S.A., IEU (a) ...........         60,700             535,923
Exelon Corp. ...............................         65,400           4,047,606
FirstEnergy Corp. ..........................        188,200          11,348,460
Fortum Corp. ...............................         63,300           1,801,127
FPL Group, Inc. (l) ........................        251,000          13,659,420
Iberdrola S.A ..............................         15,500             677,507
International Power PLC ....................        784,600           5,866,417
Mirant Corp. (a) ...........................        292,800           9,243,696
NRG Energy, Inc. (a)(l) ....................        396,400          22,202,364
Pepco Holdings, Inc. .......................         17,400             452,574
Portland General Electric Co. ..............          8,400             228,900
Public Service Enterprise Group, Inc. ......        175,200          11,629,776
Red Electrica de Espana S.A. (l) ...........         79,500           3,408,856
RWE AG .....................................         59,300           6,534,810
TXU Corp. ..................................         66,800           3,621,228
Veolia Environment .........................         26,960           2,077,900
                                                                   ------------
                                                                   $220,700,868
                                                                   ------------
    Total Common Stocks
      (Identified Cost, $344,972,814) .....................        $426,245,941
                                                                   ------------

BONDS -- 1.4%
ASSET BACKED & SECURITIZED -- 0.0%
Falcon Franchise Loan LLC, FRN, 2.7292%,
  2023 (i)(n) ..............................   $    876,860        $     95,928
                                                                   ------------

CABLE TV -- 0.4%
Rogers Cable, Inc., 5.5%, 2014 .............   $  1,710,000        $  1,635,085
                                                                   ------------

UTILITIES -- ELECTRIC POWER -- 1.0%
Beaver Valley Funding Corp., 9%, 2017 ......   $    771,000        $    865,825
Empresa Nacional de Electricidad S.A.,
  8.35%, 2013 ..............................        927,000           1,051,456
Mirant North American LLC, 7.375%, 2013 ....      1,000,000           1,015,000
TXU Eastern Funding Co., 6.75%, 2009 (d) ...        191,000              11,460
TXU Energy Co., 7%, 2013 ...................      1,545,000           1,616,623
                                                                   ------------
                                                                   $  4,560,364
                                                                   ------------
    Total Bonds
      (Identified Cost, $6,428,041) .......................        $  6,291,377
                                                                   ------------

CONVERTIBLE PREFERRED STOCKS -- 2.0%

NATURAL GAS -- PIPELINE -- 0.7%
El Paso Corp., 4.99% (n) ...................          2,220        $  2,941,500
                                                                   ------------

UTILITIES -- ELECTRIC POWER -- 1.3%
NRG Energy, Inc., 5.75% ....................         21,900        $  5,904,788
                                                                   ------------
    Total Convertible Preferred Stocks
      (Identified Cost, $7,762,209) .......................        $  8,846,288
                                                                   ------------

CONVERTIBLE BONDS -- 0.4%
CABLE TV -- 0.3%
EchoStar Communications Corp., 5.75%, 2008 .   $  1,290,000        $  1,314,188
                                                                   ------------

OIL SERVICES -- 0.1%
Transocean, Inc., 1.5%, 2021 ...............   $    570,000        $    666,188
                                                                   ------------
    Total Convertible Bonds
      (Identified Cost, $1,919,930) .......................        $  1,980,376
                                                                   ------------

SHORT-TERM OBLIGATIONS -- 0.8%
General Electric Capital Corp.,
  5.29%, due 1/02/07, at Amortized
  Cost and Value (y) .......................   $  3,724,000        $  3,723,453
                                                                   ------------

COLLATERAL FOR SECURITIES LOANED -- 10.5%

ISSUER                                          SHARES/PAR    VALUE ($)
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ...     48,057,686        $ 48,057,686
                                                                   ------------
    Total Investments
      (Identified Cost, $412,864,133) (k) .................        $495,145,121
                                                                   ------------

OTHER ASSETS,
  LESS LIABILITIES -- (8.6)% ..............................         (39,131,724)
                                                                   ------------
    Net Assets -- 100.0% ..................................        $456,013,397
                                                                   ============


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

UTILITIES SERIES:

                                                                                                      NET UNREALIZED
        CONTRACTS TO                                                               CONTRACTS            APPRECIATION
       DELIVER/RECEIVE          SETTLEMENT DATE          IN EXCHANGE FOR            AT VALUE          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
SALES
  EUR   27,334,109                  1/29/07                $36,161,765           $36,129,645            $  32,120
  GBP    3,623,370             2/26/07 - 2/28/07             6,944,676             7,098,609             (153,933)
                                                           -----------           -----------            ---------
                                                           $43,106,441           $43,228,254            $(121,813)
                                                           ===========           ===========            =========
PURCHASES
  EUR    1,091,519                  1/29/07                $ 1,440,536           $ 1,442,747            $   2,211
  GBP    1,209,571             2/26/07 - 2/28/07             2,350,352             2,369,698               19,346
                                                           -----------           -----------            ---------
                                                           $ 3,790,888           $ 3,812,445            $  21,557
                                                           ===========           ===========            =========

At December 31, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

Portfolio Footnotes:

(a) Non-income producing security.
(d) Non-income producing security - in default.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of December 31, 2006, the Total Return Series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $781,147,203 and 36.69% of market value. An independent pricing service provided an evaluated bid for 36.60% of the market value.
(k) As of December 31, 2006, the Utilities Series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $11,117,325 and 2.25% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate values and percentages of net assets of these securities were as follows for each series:

                                                                                   MARKET             % OF
        SERIES                                                                      VALUE       NET ASSETS
        ------                                                                     ------       ----------
     Total Return Series ...................................................   $29,325,461            1.4%
     Utilities Series ......................................................   $ 3,037,428            0.7%

(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The Total Return Series holds the following restricted securities:

                                                                      ACQUISITION    ACQUISITION       CURRENT      TOTAL % OF
RESTRICTED SECURITIES                                                    DATE           COST        MARKET VALUE    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.15%, 2040 .     3/01/06       $1,850,000       $1,852,481
CPS Auto Receivables Trust, 2.89%, 2009 ...........................     3/27/03          358,000           37,968
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045 ..     9/22/06        1,209,053        1,206,988
Spirit Master Funding LLC, 5.05%, 2023 ............................    10/04/05        1,758,097        1,626,050
                                                                                                       ----------       ---
Total Restricted Securities .......................................                                    $4,723,487       0.2%
                                                                                                       ==========       ===

The following abbreviations are used in this report and are defined:

ADR    American Depository Receipt
FRN    Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR    Global Depository Receipt
IEU    International Equity Unit
IPS    International Preference Stock
REIT   Real Estate Investment Trust
TIPS   Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S.
dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR    Euro
GBP    British Pound

                                        See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES  -- December 31, 2006

These statements represent each series' balance sheet, which details the assets and liabilities comprising the total value of each series.

                                               Capital                 Emerging               Global              Massachusetts
                                             Appreciation               Growth                Growth             Investors Trust
                                                Series                  Series                Series                 Series
                                             --------------           ------------          ------------          --------------
Assets:
  Investments --

  Unaffiliated issuers, at identified
    cost ............................        $  519,085,837           $296,982,474          $153,165,767          $  994,319,571
  Unrealized appreciation
    (depreciation) ..................            38,348,020             33,404,901            25,696,799             173,326,132
                                             --------------           ------------          ------------          --------------
      Total investments, at value
        (including securities loaned
        of $--, $16,519,760,
        $20,399,212, and $14,845,197,
        respectively) ...............        $  557,433,857           $330,387,375          $178,862,566          $1,167,645,703

  Cash ....................                              --                     --                   194                      --
  Foreign currency, at value
    (identified cost, $--, $21,773,
    $2,881, and $--, respectively) ..                    --                 21,879                 2,982                      --
  Receivable for investments sold ...             1,540,584              1,716,562                    --               1,603,259
  Receivable for series shares sold .                   432                     --                25,739                 384,171
  Interest and dividends receivable .               598,291                221,852               151,707                 755,415
  Receivable from investment adviser                     --                     --                 6,221                      --
  Other assets ......................                20,791                 12,203                 6,777                  42,561
                                             --------------           ------------          ------------          --------------
      Total assets ..................        $  559,593,955           $332,359,871          $179,056,186          $1,170,431,109
                                             ==============           ============          ============          ==============
Liabilities:
  Payable to custodian ..............              $  9,685                 $  142                 $  --               $  24,704
  Payable for investments purchased .                    --              1,394,254                    --               7,390,275
  Payable for series shares reacquired              381,010                436,897                81,427                 746,991
  Collateral for securities loaned,
    at value ........................                    --             16,917,979            21,306,037              15,256,542
  Payable to affiliates --

    Management fee ..................                46,259                 25,840                15,533                  69,568
    Distribution fees ...............                   842                    595                   241                   8,788
    Administrative services fee .....                 1,710                    980                   492                   3,329
  Payable for independent trustees'
    compensation ....................                 1,046                    648                   331                   1,717
  Accrued expenses and other
    liabilities .....................                92,108                 79,749               135,610                 123,295
                                             --------------           ------------          ------------          --------------
      Total liabilities .............        $      532,660           $ 18,857,084         $  21,539,671          $   23,625,209
                                             --------------           ------------          ------------          --------------
Net assets ..........................        $  559,061,295           $313,502,787          $157,516,515          $1,146,805,900
                                             ==============           ============          ============          ==============
Net assets consist of:
  Paid-in capital ...................        $1,354,540,593           $674,306,433          $190,578,933          $1,157,434,896
  Unrealized appreciation
    (depreciation) on investments and
    translation of assets and
    liabilities in foreign currencies            38,348,840             33,406,406            25,697,400             173,325,565
  Accumulated net realized
    gain (loss) on investments and
    foreign currency transactions ...          (834,804,184)          (394,210,052)          (60,979,122)           (196,426,920)
  Undistributed net investment income               976,046                     --             2,219,304              12,472,359
                                             --------------           ------------          ------------          --------------
      Total .........................        $  559,061,295           $313,502,787          $157,516,515          $1,146,805,900
                                             ==============           ============          ============          ==============
Net Assets:
  Initial Class .....................        $  528,521,519           $291,964,691          $148,793,450          $  826,937,396
  Service Class .....................            30,539,776             21,538,096             8,723,065             319,868,504
                                             --------------           ------------          ------------          --------------
      Total .........................        $  559,061,295           $313,502,787          $157,516,515          $1,146,805,900
                                             ==============           ============          ============          ==============

Shares of beneficial
interest outstanding:
  Initial Class .....................          25,787,444             15,826,639             9,455,835             24,401,928
  Service Class .....................           1,502,755              1,183,961               557,981              9,505,811
                                               ----------             ----------            ----------             ----------
      Total ...............                    27,290,199             17,010,600            10,013,816             33,907,739
                                               ==========             ==========            ==========             ==========

Net asset value per share (net
  assets/shares of beneficial interest
  outstanding):
  Initial Class .....................           $20.50                   $18.45                $15.74                    $33.89
                                                ======                   ======                ======                    ======
  Service Class .....................           $20.32                   $18.19                $15.63                    $33.65
                                                ======                   ======                ======                    ======

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES -- December 31, 2006 -- continued

                                                    Mid Cap                                   Total
                                                    Growth             Research               Return               Utilities
                                                    Series              Series                Series                Series
                                                --------------     ----------------     ------------------      ---------------
Assets:
  Investments --
    Unaffiliated issuers, at identified cost      $ 89,664,668         $322,347,740         $1,899,829,097         $412,864,133
    Unrealized appreciation (depreciation) ..        7,955,579           27,009,983            229,063,366           82,280,988
                                                  ------------         ------------         --------------         ------------
      Total investments, at value (including
        securities loaned of $7,786,715,
        $9,870,701, $73,091,201, and
        $46,578,956, respectively) ..........     $ 97,620,247         $349,357,723         $2,128,892,463         $495,145,121

  Cash ......................................              822               10,636                 23,315               22,638
  Foreign currency, at value (identified
    cost, $--, $--, $38, and $10,419,
    respectively) ...........................             --                   --                       38                9,555
  Receivable for forward foreign currency
    exchange contracts ......................             --                   --                     --                 74,802
  Receivable for investments sold ...........          562,305              477,013             55,005,240           11,691,279
  Receivable for series shares sold .........             --                 17,068                  1,742              153,202
  Interest and dividends receivable .........           48,421              371,009              9,559,922              718,161
  Receivable from investment adviser ........           11,801                 --                     --                   --
  Other assets ..............................            3,996               15,012                 76,352               17,117
                                                  ------------         ------------         --------------         ------------
      Total assets ..........................     $ 98,247,592         $350,248,461         $2,193,559,072         $507,831,875
                                                  ============         ============         ==============         ============
Liabilities:
  Payable for forward foreign currency
    exchange contracts ......................     $       --           $       --           $         --           $    175,058
  Payable for investments purchased .........             --                358,119              3,258,755            3,372,218
  Payable for series shares reacquired ......           43,695              595,162              1,241,282               70,661
  Collateral for securities loaned, at value         7,975,921           10,110,323             74,891,980           48,057,686
  Payable to affiliates --

    Management fee ..........................            7,465               27,788                150,537               36,244
    Distribution fees .......................            1,011                  808                 24,890                2,158
    Administrative services fee .............              284                1,059                  5,507                1,404
  Payable for independent trustees'
    compensation ............................              284                  685                  2,859                  765
  Accrued expenses and other liabilities ....           70,233               81,841                232,102              102,284
                                                  ------------         ------------         --------------         ------------
      Total liabilities .....................     $  8,098,893         $ 11,175,785         $   79,807,912         $ 51,818,478
                                                  ------------         ------------         --------------         ------------
Net assets ..................................     $ 90,148,699         $339,072,676         $2,113,751,160         $456,013,397
                                                  ============         ============         ==============         ============
Net assets consist of:
  Paid-in capital ...........................     $109,062,453         $502,308,204         $1,756,020,330         $416,217,148
  Unrealized appreciation (depreciation) on
    investments and translation of assets
    and liabilities in foreign currencies ...        7,955,579           27,009,654            229,062,727           82,176,372
  Accumulated net realized gain (loss) on
    investments and foreign currency
    transactions ............................      (26,888,444)        (192,884,270)            68,857,141          (48,757,653)
  Undistributed net investment income .......           19,111            2,639,088             59,810,962            6,377,530
                                                  ------------         ------------         --------------         ------------
      Total .................................     $ 90,148,699         $339,072,676         $2,113,751,160         $456,013,397
                                                  ============         ============         ==============         ============
Net Assets:
  Initial Class .............................     $ 53,503,815         $309,756,859         $1,210,548,672         $377,353,594
  Service Class .............................       36,644,884           29,315,817            903,202,488           78,659,803
                                                  ------------         ------------         --------------         ------------
      Total .................................     $ 90,148,699         $339,072,676         $2,113,751,160         $456,013,397
                                                  ============         ============         ==============         ============
Shares of beneficial interest outstanding:
  Initial Class .............................      8,738,618            16,535,323            60,478,944            16,232,045

  Service Class .............................      6,056,639             1,575,794            45,482,392             3,407,146
                                                  ----------            ----------           -----------            ----------
      Total .................................     14,795,257            18,111,117           105,961,336            19,639,191
                                                  ==========            ==========           ===========            ==========
Net asset value per share (net assets/shares
  of beneficial interest outstanding):
  Initial Class .............................       $6.12                $18.73                $20.02                $23.25
                                                    =====                ======                ======                ======
  Service Class .............................       $6.05                $18.60                $19.86                $23.09
                                                    =====                ======                ======                ======

                                               See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS  -- Year Ended December 31, 2006

These statements describe how much each series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series' operations.

                                                     Capital            Emerging                Global            Massachusetts
                                                  Appreciation           Growth                 Growth           Investors Trust
                                                     Series              Series                 Series               Series
                                                  ------------         ------------         --------------         ------------
Net investment income (loss):
  Income --
    Dividends ...............................     $  5,430,980         $  1,983,631         $    4,079,094         $ 19,144,573
    Interest ................................          519,858              349,130                 52,850              851,804
    Income on securities loaned .............             --                 63,664                 74,085               32,259
    Foreign taxes withheld ..................          (62,167)             (62,356)              (184,190)            (121,793)
                                                  ------------         ------------         --------------         ------------
      Total investment income ...............     $  5,888,671         $  2,334,069         $    4,021,839         $ 19,906,843
                                                  ------------         ------------         --------------         ------------
  Expenses --
    Management fee ..........................     $  4,578,104         $  2,511,649         $    1,430,443         $  6,153,178
    Distribution fees .......................           83,603               54,543                 20,500              632,564
    Administrative services fee .............          146,800               82,461                 39,020              264,598
    Independent trustees' compensation ......           59,657               33,756                 15,121              102,666
    Custodian fee ...........................             --                106,482                172,480              212,733
    Shareholder communications ..............             --                 11,990                 47,152               14,111
    Auditing fees ...........................             --                 36,650                 48,742               36,018
    Legal fees ..............................             --                  4,587                  5,158                5,141
    Other ...................................           48,277                 --                     --                   --
    Miscellaneous ...........................             --                 31,383                 47,143               79,762
                                                  ------------         ------------         --------------         ------------
      Total expenses ........................     $  4,916,441         $  2,873,501         $    1,825,759         $  7,500,771
    Fees paid indirectly ....................          (13,063)              (8,545)                  --                (23,517)
                                                  ------------         ------------         --------------         ------------
      Net expenses ..........................     $  4,903,378         $  2,864,956         $    1,825,759         $  7,477,254
                                                  ------------         ------------         --------------         ------------
  Net investment income (loss) ..............     $    985,293         $   (530,887)        $    2,196,080         $ 12,429,589
                                                  ============         ============         ==============         ============

Realized and unrealized gain (loss) on
  investments and foreign currency
  transactions:
  Realized gain (loss) (identified cost
    basis) --
    Investment transactions (net of $--, $--,
      $56,433, and $-- country tax,
      respectively) .........................     $ 16,668,245         $ 50,937,178         $   19,238,193         $101,580,146
    Foreign currency transactions ...........           (7,887)             (15,180)               (58,614)              45,626
                                                  ------------         ------------         --------------         ------------
      Net realized gain (loss) on
        investments and foreign currency
        transactions ........................     $ 16,660,358         $ 50,921,998         $   19,179,579         $101,625,772
                                                  ------------         ------------         --------------         ------------
  Change in unrealized appreciation
    (depreciation) --
    Investments (net of $--, $--, $22,501, and
      $-- decrease in deferred country tax,
      respectively) .........................     $ 17,353,085         $(25,397,246)        $    3,926,278         $ 25,639,977
    Translation of assets and liabilities in
      foreign currencies ....................            3,497                3,689                  1,377                 (536)
                                                  ------------         ------------         --------------         ------------
                                                  $ 17,356,582         $(25,393,557)        $    3,927,655         $ 25,639,441
                                                  ============         ============         ==============         ============

        Net realized and unrealized gain
          (loss) on investments and foreign
          currency ..........................     $ 34,016,940         $ 25,528,441         $   23,107,234         $127,265,213
                                                  ------------         ------------         --------------         ------------
        Change in net assets from operations      $ 35,002,233         $ 24,997,554         $   25,303,314         $139,694,802
                                                  ============         ============         ==============         ============

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS  -- Year Ended December 31, 2006 -- continued
                                                     Mid Cap                                                          Total
                                                     Growth             Research                Return              Utilities
                                                     Series              Series                 Series                Series
                                                  ------------         ------------         --------------         ------------
Net investment income (loss):

  Income --
    Dividends ...............................     $    959,090         $  5,606,122         $   30,665,774         $ 12,499,950
    Interest ................................           52,956               83,825             43,467,383            1,063,846
    Income on securities loaned .............           22,780               16,853                 71,746              199,137
    Foreign taxes withheld ..................           (1,306)             (32,552)              (117,379)            (494,687)
                                                  ------------         ------------         --------------         ------------
      Total investment income ...............     $  1,033,520         $  5,674,248         $   74,087,524         $ 13,268,246
                                                  ------------         ------------         --------------         ------------
  Expenses --
    Management fee ..........................     $    752,368         $  2,654,525         $   13,558,814         $  2,991,548
    Distribution fee ........................           97,397               70,627              2,071,142              149,329
    Administrative services fee .............           24,331               87,841                467,480              101,386
    Independent trustees' compensation ......           10,102               35,837                193,774               36,262
    Shareholder communications ..............           23,720                8,402                 11,523               55,704
    Auditing fees ...........................           36,018               36,650                 48,035               37,647
    Legal fees ..............................            5,341                5,058                  5,401               12,685
    Miscellaneous ...........................           11,560               23,585                149,096               39,895
                                                  ------------         ------------         --------------         ------------
      Total expenses ........................     $  1,026,851         $  3,019,976         $   17,009,882         $  3,598,818
    Fees paid indirectly ....................           (1,072)              (3,789)               (41,680)             (16,629)
    Reduction of expenses by investment
      adviser ...............................          (16,972)                --                     --                   --
                                                  ------------         ------------         --------------         ------------
      Net expenses ..........................     $  1,008,807         $  3,016,187         $   16,968,202         $  3,582,189
                                                  ------------         ------------         --------------         ------------
  Net investment income .....................     $     24,713         $  2,658,061         $   57,119,322         $  9,686,057
                                                  ============         ============         ==============         ============

Realized and unrealized gain (loss) on
  investments and foreign currency transactions:
  Realized gain (loss) (identified cost basis) --
    Investment transactions (net of $--, $--,
      $--, and $607 country tax,
      respectively) .........................     $  7,362,869         $ 30,291,132         $   95,487,102         $ 70,943,432
    Foreign currency transactions ...........             (558)             (10,191)                 1,553           (3,153,641)
                                                  ------------         ------------         --------------         ------------

      Net realized gain (loss) on investments
        and foreign currency transactions ...     $  7,362,311         $ 30,280,941         $   95,488,655         $ 67,789,791
                                                  ------------         ------------         --------------         ------------
  Change in unrealized appreciation
    (depreciation) --
    Investments .............................     $ (5,571,801)        $  2,220,235         $   86,581,507         $ 39,315,907
    Translation of assets and liabilities in
      foreign currencies ....................              (21)                (207)                  (110)            (217,361)
                                                  ============         ============         ==============         ============

        Net realized and unrealized gain
          (loss) on investments and
          foreign currency ..................     $  1,790,489         $ 32,500,969         $  182,070,052         $106,888,337
                                                  ------------         ------------         --------------         ------------
        Change in net assets from operations      $  1,815,202         $ 35,159,030         $  239,189,374         $116,574,394
                                                  ============         ============         ==============         ============

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS  -- Year Ended December 31, 2006

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                    Capital              Emerging               Global             Massachusetts
                                                  Appreciation            Growth                Growth            Investors Trust
                                                    Series                Series                Series                 Series
                                                  ------------         ------------         --------------         --------------
Changes in net assets:

From operations:
    Net investment income (loss) ............    $     985,293         $   (530,887)        $    2,196,080       $   12,429,589
    Net realized gain (loss) on investments
      and foreign currency transactions .....       16,660,358           50,921,998             19,179,579          101,625,772
    Net unrealized gain (loss) on investments
      and foreign currency translation ......       17,356,582          (25,393,557)             3,927,655           25,639,441
                                                 -------------         ------------         --------------       --------------
      Change in net assets from operations ..    $  35,002,233         $ 24,997,554         $   25,303,314       $  139,694,802
                                                 -------------         ------------         --------------       --------------

Distributions declared to shareholders:

From net investment income
    Initial Class ...........................    $  (1,174,123)        $       --           $     (845,334)      $   (7,057,076)
    Service Class ...........................             --                   --                  (26,908)          (1,512,887)
                                                 -------------         ------------         --------------       --------------
      Total distributions declared to
        shareholders ........................    $  (1,174,123)        $       --           $     (872,242)      $   (8,569,963)
                                                 -------------         ------------         --------------       --------------
Change in net assets from series share
  transactions ..............................    $(159,725,494)        $(83,175,351)        $  (29,888,578)      $ (112,817,168)
                                                 -------------         ------------         --------------       --------------
      Total change in net assets ............    $(125,897,384)        $(58,177,797)        $   (5,457,506)      $   18,307,671

Net assets:
  At beginning of period ....................      684,958,679          371,680,584            162,974,021        1,128,498,229
                                                 -------------         ------------         --------------       --------------
  At end of period ..........................    $ 559,061,295         $313,502,787         $  157,516,515       $1,146,805,900
                                                 =============         ============         ==============       ==============
Undistributed net investment income
  included in net assets at end of period ...    $     976,046         $       --           $    2,219,304       $   12,472,359
                                                 =============         ============         ==============       ==============


                                                    Mid Cap                                                          Total
                                                     Growth             Research                Return              Utilities
                                                     Series              Series                 Series               Series
                                                  ------------         ------------         --------------         ------------
Changes in net assets:

From operations:
    Net investment income ...................    $      24,713         $  2,658,061         $   57,119,322       $    9,686,057
    Net realized gain (loss) on investments
      and foreign currency transactions .....        7,362,311           30,280,941             95,488,655           67,789,791
    Net unrealized gain (loss) on investments
      and foreign currency translation ......       (5,571,822)           2,220,028             86,581,397           39,098,546
                                                 -------------         ------------         --------------       --------------
      Change in net assets from operations ..    $   1,815,202         $ 35,159,030         $  239,189,374       $  116,574,394
                                                 -------------         ------------         --------------       --------------
Distributions declared to shareholders:

From net investment income
    Initial Class ...........................    $        --           $ (2,194,925)        $  (35,643,946)      $  (10,415,468)
    Service Class ...........................             --               (117,575)           (20,867,672)          (1,570,947)

From net realized gain on investments and
  foreign currency transactions
    Initial Class ...........................             --                   --              (50,266,953)                --
    Service Class ...........................             --                   --              (31,771,800)                --
                                                 -------------         ------------         --------------       --------------
      Total distributions declared to
        shareholders ........................    $        --           $ (2,312,500)        $ (138,550,371)      $  (11,986,415)
                                                 -------------         ------------         --------------       --------------
Change in net assets from series share
  transactions ..............................    $ (22,016,463)        $(88,643,949)        $ (128,122,864)      $  (40,531,588)
                                                 -------------         ------------         --------------       --------------
      Total change in net assets ............    $ (20,201,261)        $(55,797,419)        $  (27,483,861)      $   64,056,391

Net assets:
  At beginning of period ....................      110,349,960          394,870,095          2,141,235,021          391,957,006
                                                 -------------         ------------         --------------       --------------
  At end of period ..........................    $  90,148,699         $339,072,676         $2,113,751,160       $  456,013,397
                                                 =============         ============         ==============       ==============
Undistributed net investment income included
  in net assets at end of period ............    $      19,111         $  2,639,088         $   59,810,962       $    6,377,530
                                                 =============         ============         ==============       ==============

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS  -- Year Ended December 31, 2005

                                                    Capital               Emerging             Global              Massachusetts
                                                  Appreciation             Growth              Growth             Investors Trust
                                                    Series                 Series              Series                 Series
                                                  ------------         ------------         --------------         --------------

Changes in net assets:

From operations:
    Net investment income (loss) ............    $   1,202,519         $ (1,060,655)        $      971,332       $    8,562,119
    Net realized gain (loss) on investments
      and foreign currency transactions .....       96,429,510           34,816,925             18,438,288          104,152,845
    Net unrealized gain (loss) on investments
      and foreign currency translation ......      (75,218,128)          (2,722,526)            (4,456,778)         (30,683,478)
                                                 -------------         ------------         --------------       --------------
      Change in net assets from operations ..    $  22,413,901         $ 31,033,744         $   14,952,842       $   82,031,486
                                                 -------------         ------------         --------------       --------------
Distributions declared to shareholders:

From net investment income
    Initial Class ...........................    $  (4,220,755)        $       --           $     (747,488)      $   (9,459,588)
    Service Class ...........................         (132,167)                --                  (16,861)          (1,230,447)
                                                 -------------         ------------         --------------       --------------
      Total distributions declared to
        shareholders ........................    $  (4,352,922)        $       --           $     (764,349)      $  (10,690,035)
                                                 -------------         ------------         --------------       --------------
Change in net assets from series share
transactions ................................    $ (41,345,711)        $(96,303,265)        $  (34,145,328)      $  (98,483,063)
                                                 -------------         ------------         --------------       --------------
      Total change in net assets ............    $ (23,284,732)        $(65,269,521)        $  (19,956,835)      $  (27,141,612)
Net assets:
  At beginning of period ....................      708,243,411          436,950,105            182,930,856        1,155,639,841
                                                 -------------         ------------         --------------       --------------
  At end of period ..........................    $ 684,958,679         $371,680,584         $  162,974,021       $1,128,498,229
                                                 =============         ============         ==============       ==============
Undistributed net investment income
included in net assets at end of period .....    $   1,173,370         $       --           $      871,727       $    8,567,714
                                                 =============         ============         ==============       ==============

                                                    Mid Cap                                                            Total
                                                     Growth             Research                Return               Utilities
                                                     Series              Series                 Series                 Series
                                                  ------------         ------------         --------------         ------------
Changes in net assets:

From operations:
    Net investment income (loss) ............    $    (556,091)        $  2,322,659         $   52,242,067       $    6,960,625
    Net realized gain (loss) on investments
      and foreign currency transactions .....        8,793,993           54,828,621             83,594,515           68,863,409
    Net unrealized gain (loss) on investments
      and foreign currency translation ......       (5,800,979)         (26,533,143)           (73,286,988)         (15,952,808)
                                                 -------------         ------------         --------------       --------------
      Change in net assets from operations ..    $   2,436,923         $ 30,618,137         $   62,549,594       $   59,871,226
                                                 -------------         ------------         --------------       --------------
Distributions declared to shareholders:

From net investment income
    Initial Class ...........................    $        --           $ (2,257,939)        $  (38,855,607)      $   (3,336,688)
    Service Class ...........................             --                (96,245)           (15,487,606)            (304,599)

From net realized gain on investments and
  foreign currency transactions
    Initial Class ...........................             --                   --              (37,381,811)                --
    Service Class ...........................             --                   --              (15,897,759)                --
                                                 -------------         ------------         --------------       --------------
      Total distributions declared to
        shareholders ........................    $        --           $ (2,354,184)        $ (107,622,783)      $   (3,641,287)
                                                 -------------         ------------         --------------       --------------
Change in net assets from series share
  transactions ..............................    $ (21,429,298)        $(91,027,306)        $   66,689,130       $  (25,412,312)
                                                 -------------         ------------         --------------       --------------
      Total change in net assets ............    $ (18,992,375)        $(62,763,353)        $   21,615,941       $   30,817,627

Net assets:
  At beginning of period ....................      129,342,335          457,633,448          2,119,619,080          361,139,379
                                                 -------------         ------------         --------------       --------------
  At end of period ..........................    $ 110,349,960         $394,870,095         $2,141,235,021       $  391,957,006
                                                 =============         ============         ==============       ==============
Undistributed net investment income included
  in net assets at end of period ............    $        --           $  2,311,969         $   56,500,861       $   11,785,317
                                                 =============         ============         ==============       ==============

                                              See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years.
Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                              Capital Appreciation Series
                                                      ------------------------------------------------------------------------
                                                                                   Years Ended 12/31
                                                      ------------------------------------------------------------------------

INITIAL CLASS SHARES                                     2006             2005            2004           2003           2002
                                                       --------         --------        --------       --------       --------
Net asset value, beginning of period ...............   $  19.31         $  19.25        $  17.35       $  13.48       $  19.97
                                                       --------         --------        --------       --------       --------
Income (loss) from investment operations
  Net investment income (loss) (d)  ................   $   0.03         $   0.03        $   0.11       $   0.01       $  (0.01)
  Net realized and unrealized gain
    (loss) on investments and foreign currency .....       1.20             0.14            1.80           3.86          (6.45)
                                                       --------         --------        --------       --------       --------
      Total from investment operations .............   $   1.23         $   0.17        $   1.91       $   3.87       $  (6.46)
                                                       --------         --------        --------       --------       --------
Less distributions declared to shareholders
  From net investment income .......................   $  (0.04)        $  (0.11)       $  (0.01)      $   --         $  (0.03)
                                                       --------         --------        --------       --------       --------
Net asset value, end of period .....................   $  20.50         $  19.31        $  19.25       $  17.35       $  13.48
                                                       ========         ========        ========       ========       ========
Total return (%) (k)(s) ............................       6.37             0.92           11.02(b)       28.71(j)      (32.39)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .....................................       0.79             0.85            0.82           0.82           0.81
  Net investment income (loss) .....................       0.18             0.18            0.62           0.07          (0.05)
Portfolio turnover (%) .............................         60              153              64            100             77
Net assets at end of period (000 Omitted) ..........   $528,522         $649,588        $672,246       $722,980       $657,634

                                                                              Capital Appreciation Series
                                                      ------------------------------------------------------------------------
                                                                                   Years Ended 12/31
                                                      ------------------------------------------------------------------------

SERVICE CLASS SHARES                                     2006             2005            2004           2003           2002
                                                       --------         --------        --------       --------       --------
Net asset value, beginning of period ...............   $  19.16         $  19.11        $  17.25       $  13.44       $  19.95
                                                       --------         --------        --------       --------       --------
Income (loss) from investment operations
  Net investment income (loss) (d) .................   $  (0.01)        $  (0.01)       $   0.07       $  (0.03)      $  (0.04)
  Net realized and unrealized gain (loss) on
    investments and foreign currency ...............       1.17             0.13            1.79           3.84          (6.45)
                                                       --------         --------        --------       --------       --------
      Total from investment operations .............   $   1.16         $   0.12        $   1.86       $   3.81       $  (6.49)
                                                       --------         --------        --------       --------       --------
Less distributions declared to shareholders
  From net investment income .......................   $   --           $  (0.07)       $   --         $   --         $  (0.02)
                                                       --------         --------        --------       --------       --------
Net asset value, end of period .....................   $  20.32         $  19.16        $  19.11       $  17.25       $  13.44
                                                       ========         ========        ========       ========       ========

Total return (%) (k)(s) ............................       6.05             0.63           10.78(b)       28.35(j)      (32.57)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .....................................       1.04             1.10            1.07           1.07           1.06
  Net investment income (loss) .....................      (0.07)           (0.07)           0.40          (0.18)         (0.24)
Portfolio turnover (%) .............................         60              153              64            100             77
Net assets at end of period (000 Omitted) ..........   $ 30,540         $ 35,371        $ 35,997       $ 32,177       $ 21,652

(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, the
    Initial Class and Service Class total returns for the year ended December 31, 2004 would have each been lower by approximately 0.11%.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.28 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have been lower by approximately 2.08% and 2.09%, respectively.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                             See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years.
Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                                Emerging Growth Series
                                                      ------------------------------------------------------------------------
                                                                                   Years Ended 12/31
                                                      ------------------------------------------------------------------------

INITIAL CLASS SHARES                                     2006             2005            2004           2003           2002
                                                       --------         --------        --------       --------       --------
Net asset value, beginning of period ...............   $  17.08         $  15.65        $  13.82       $  10.51       $  15.96
                                                       --------         --------        --------       --------       --------
Income (loss) from investment operations
  Net Investment loss (d) ..........................   $  (0.02)        $  (0.04)       $  (0.02)      $  (0.02)      $  (0.02)
  Net realized and unrealized gain (loss) on
    investments and foreign currency ...............       1.39             1.47            1.85           3.33          (5.43)
                                                       --------         --------        --------       --------       --------
      Total from investment operations .............   $   1.37         $   1.43        $   1.83       $   3.31       $  (5.45)
                                                       --------         --------        --------       --------       --------
Net asset value, end of period .....................   $  18.45         $  17.08        $  15.65       $  13.82       $  10.51
                                                       ========         ========        ========       ========       ========
Total return (%) (k)(s) ............................       8.02             9.14           13.24(b)       31.49(j)      (34.15)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .....................................       0.83             0.84            0.80           0.81           0.78
  Net investment loss ..............................      (0.14)           (0.26)          (0.13)         (0.17)         (0.18)
Portfolio turnover (%) .............................        123               88              94            100            105
Net assets at end of period (000 Omitted) ..........   $291,965         $350,083        $414,811       $450,707       $409,015

                                                                                Emerging Growth Series
                                                      ------------------------------------------------------------------------
                                                                                   Years Ended 12/31
                                                      ------------------------------------------------------------------------

SERVICE CLASS SHARES                                     2006             2005            2004           2003           2002
                                                       --------         --------        --------       --------       --------
Net asset value, beginning of period ...............   $  16.89         $  15.51        $  13.73       $  10.47       $  15.94
                                                       --------         --------        --------       --------       --------
Income (loss) from investment operations
  Net investment loss (d) ..........................   $  (0.07)        $  (0.08)       $  (0.05)      $  (0.05)      $  (0.05)
  Net realized and unrealized gain (loss)
    on investments and foreign currency ............       1.37             1.46            1.83           3.31          (5.42)
                                                       --------         --------        --------       --------       --------
      Total from investment operations .............   $   1.30         $   1.38        $   1.78       $   3.26       $  (5.47)
                                                       --------         --------        --------       --------       --------
Net asset value, end of period .....................   $  18.19         $  16.89           15.51       $  13.73       $  10.47
                                                       ========         ========        ========       ========       ========
Total return (%) (k)(s) ............................       7.70             8.90           12.96(b)       31.14(j)      (34.32)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .....................................       1.08             1.09            1.06           1.06           1.03
  Net investment loss ..............................      (0.38)           (0.51)          (0.36)         (0.42)         (0.39)
Portfolio turnover (%) .............................        123               88              94            100            105
Net assets at end of period (000 Omitted) ..........   $ 21,538         $ 21,597        $ 22,139       $ 18,147       $ 11,009

(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.16 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have been lower by approximately 1.48% and 1.50%, respectively.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                             See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years.
Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                                  Global Growth Series
                                                      ------------------------------------------------------------------------
                                                                                    Years Ended 12/31
                                                      ------------------------------------------------------------------------

INITIAL CLASS SHARES                                     2006             2005            2004           2003           2002
                                                       --------         --------        --------       --------       --------
Net asset value, beginning of period ...............   $  13.48         $  12.31        $  10.70       $   7.94       $   9.87
                                                       --------         --------        --------       --------       --------
Income (loss) from investment operations
  Net investment income (d) ........................   $   0.20         $   0.07        $   0.05       $   0.07       $   0.04
  Net realized and unrealized gain (loss) on
    investments and foreign currency ...............   $   2.14             1.16            1.61           2.73          (1.95)
                                                       --------         --------        --------       --------       --------
      Total from investment operations .............   $   2.34         $   1.23        $   1.66       $   2.80       $  (1.91)
                                                       --------         --------        --------       --------       --------
Less distributions declared to shareholders
  From net investment income .......................   $  (0.08)        $  (0.06)       $  (0.05)      $  (0.04)      $  (0.02)
                                                       --------         --------        --------       --------       --------
Net asset value, end of period .....................   $  15.74         $  13.48        $  12.31       $  10.70       $   7.94
                                                       ========         ========        ========       ========       ========
Total return (%) (k)(s) ............................      17.37            10.03           15.61(b)       35.44(j)      (19.36)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .....................................       1.14             1.08            1.07           1.11           1.08
  Net investment income ............................       1.39             0.59            0.48           0.76           0.49
Portfolio turnover (%) .............................         92               87             115            147            118
Net assets at end of period (000 Omitted) ..........   $148,793         $155,375        $175,146       $185,500       $167,014

                                                                                  Global Growth Series
                                                      ------------------------------------------------------------------------
                                                                                    Years Ended 12/31
                                                      ------------------------------------------------------------------------

SERVICE CLASS SHARES                                     2006             2005            2004           2003           2002
                                                       --------         --------        --------       --------       --------
Net asset value, beginning of period ...............   $  13.39         $  12.24        $  10.64       $   7.90       $   9.85
                                                       --------         --------        --------       --------       --------
Income (loss) from investment operations
  Net investment income (d) ........................   $   0.17         $   0.04        $   0.02       $   0.04       $   0.02
  Net realized and unrealized gain (loss) on
    investments and foreign currency ...............       2.12             1.14            1.61           2.73          (1.95)
                                                       --------         --------        --------       --------       --------
      Total from investment operations .............   $   2.29         $   1.18        $   1.63       $   2.77       $  (1.93)
                                                       --------         --------        --------       --------       --------
Less distributions declared to shareholders
  From net investment income .......................   $  (0.05)        $  (0.03)       $  (0.03)      $  (0.03)      $  (0.02)
                                                       --------         --------        --------       --------       --------
Net asset value, end of period .....................   $  15.63         $  13.39        $  12.24       $  10.64       $   7.90
                                                       ========         ========        ========       ========       ========

Total return (%) (k)(s) ............................      17.09             9.65           15.41(b)       35.13(j)      (19.62)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .....................................       1.39             1.33            1.32           1.36           1.33
  Net investment income ............................       1.16             0.34            0.23           0.41           0.25
Portfolio turnover (%) .............................         92               87             115            147            118
Net assets at end of period (000 Omitted) ..........   $  8,723         $  7,599        $  7,785       $  6,792       $  3,724

(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have been lower by approximately 0.79% and 0.80%, respectively.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                             See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years.
Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                          Massachusetts Investors Trust Series
                                                      ------------------------------------------------------------------------
                                                                                  Years Ended 12/31
                                                      ------------------------------------------------------------------------

INITIAL CLASS SHARES                                     2006             2005            2004           2003           2002
                                                       --------         --------        --------       --------       --------
Net asset value, beginning of period ...............   $  30.15         $  28.27      $    25.51     $    21.01     $    26.92
                                                       --------         --------      ----------     ----------     ----------
Income (loss) from investment operations
  Net investment income (d) ........................   $   0.37         $   0.23      $     0.25     $     0.23     $     0.21
  Net realized and unrealized gain (loss) on
    investments and foreign currency ...............       3.62             1.92            2.77           4.52          (5.88)
                                                       --------         --------      ----------     ----------     ----------
      Total from investment operations .............   $   3.99         $   2.15      $     3.02     $     4.75     $    (5.67)
                                                       --------         --------      ----------     ----------     ----------
Less distributions declared to shareholders
  From net investment income .......................   $  (0.25)        $  (0.27)     $    (0.26)    $    (0.25)    $    (0.24)
                                                       --------         --------      ----------     ----------     ----------
Net asset value, end of period .....................   $  33.89         $  30.15      $    28.27     $    25.51     $    21.01
                                                       ========         ========      ==========     ==========     ==========
Total return (%) (k)(s) ............................      13.30             7.70           11.99(b)       22.83(j)      (21.22)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .....................................       0.61             0.63            0.61           0.61           0.60
  Net investment income ............................       1.18             0.79            0.95           1.04           0.88
Portfolio turnover (%) .............................         35               49              78             78             57
Net assets at end of period (000 Omitted) ..........   $826,937         $929,794      $1,073,587     $1,153,238     $1,107,698

                                                                          Massachusetts Investors Trust Series
                                                      ------------------------------------------------------------------------
                                                                                  Years Ended 12/31
                                                      ------------------------------------------------------------------------

SERVICE CLASS SHARES                                     2006             2005            2004           2003           2002
                                                       --------         --------        --------       --------       --------
Net asset value, beginning of period ...............   $  29.96         $  28.13      $    25.39     $    20.94     $    26.89
                                                       --------         --------      ----------     ----------     ----------
Income (loss) from investment operations
  Net investment income (d) ........................   $   0.28         $   0.16      $     0.18     $     0.18     $     0.16
  Net realized and unrealized gain (loss) on
    investments and foreign currency ...............       3.61             1.90            2.77           4.49          (5.88)
                                                       --------         --------      ----------     ----------     ----------
      Total from investment operations .............   $   3.89         $   2.06      $     2.95     $     4.67     $    (5.72)
                                                       --------         --------      ----------     ----------     ----------
Less distributions declared to shareholders
  From net investment income .......................   $  (0.20)        $  (0.23)     $    (0.21)    $    (0.22)    $    (0.23)
                                                       --------         --------      ----------     ----------     ----------
Net asset value, end of period .....................   $  33.65         $  29.96      $    28.13     $    25.39     $    20.94
                                                       ========         ========      ==========     ==========     ==========
Total return (%) (k)(s) ............................      13.04             7.42           11.74(b)       22.45(j)      (21.40)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .....................................       0.86             0.88            0.86           0.86           0.85
  Net investment income ............................       0.88             0.54            0.70           0.79           0.70
Portfolio turnover (%) .............................         35               49              78             78             57
Net assets at end of period (000 Omitted) ..........   $319,869         $198,705      $   82,053     $   76,899     $   51,859

(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.002 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have each been lower by approximately 0.01%.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                             See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years.
Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                                 Mid Cap Growth Series
                                                      ------------------------------------------------------------------------
                                                                                  Years Ended 12/31
                                                      ------------------------------------------------------------------------

INITIAL CLASS SHARES                                     2006             2005            2004           2003           2002
                                                       --------         --------        --------       --------       --------
Net asset value, beginning of period ...............   $   5.98         $   5.80        $   5.06       $   3.67       $   6.94
                                                       --------         --------        --------       --------       --------
Income (loss) from investment operations
  Net investment income (loss) (d) .................   $   0.01         $  (0.02)       $  (0.03)      $  (0.02)      $  (0.02)
  Net realized and unrealized gain (loss) on
    investments and foreign currency ...............       0.13             0.20            0.77           1.41          (3.25)
                                                       --------         --------        --------       --------       --------
      Total from investment operations .............   $   0.14         $   0.18        $   0.74       $   1.39       $  (3.27)
                                                       --------         --------        --------       --------       --------
Net asset value, end of period .....................   $   6.12         $   5.98        $   5.80       $   5.06       $   3.67
                                                       ========         ========        ========       ========       ========
Total return (%) (k)(r)(s) .........................       2.34             3.10           14.62          37.87         (47.12)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f) ...........       0.93             0.89            0.85           0.90           0.85
  Expenses after expense reductions (f) ............       0.91              N/A             N/A            N/A            N/A
  Net investment income (loss) .....................       0.11            (0.40)          (0.56)         (0.46)         (0.39)
Portfolio turnover (%) .............................        139               81              84             90            160
Net assets at end of period (000 Omitted) ..........   $ 53,504         $ 68,637        $ 83,899       $ 76,159       $ 39,941

                                                                                 Mid Cap Growth Series
                                                      ------------------------------------------------------------------------
                                                                                  Years Ended 12/31
                                                      ------------------------------------------------------------------------

SERVICE CLASS SHARES                                     2006             2005            2004           2003           2002
                                                       --------         --------        --------       --------       --------
Net asset value, beginning of period ...............   $   5.92         $   5.76        $   5.04       $   3.67       $   6.94
                                                       --------         --------        --------       --------       --------
Income  (loss) from investment operations
  Net investment loss (d) ..........................   $  (0.01)        $  (0.04)       $  (0.04)      $  (0.03)      $  (0.03)
  Net realized and unrealized gain (loss) on
    investments and foreign currency ...............       0.14             0.20            0.76           1.40          (3.24)
                                                       --------         --------        --------       --------       --------
      Total from investment operations .............   $   0.13         $   0.16        $   0.72       $   1.37       $  (3.27)
                                                       --------         --------        --------       --------       --------
Net asset value, end of period .....................   $   6.05         $   5.92        $   5.76       $   5.04       $   3.67
                                                       ========         ========        ========       ========       ========
Total return (%) (k)(r)(s) .........................       2.20             2.78           14.29          37.33         (47.12)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses before expense reductions (f) ...........       1.18             1.15            1.10           1.15           1.10
  Expenses after expense reductions (f) ............       1.16              N/A             N/A            N/A            N/A
  Net investment loss ..............................      (0.11)           (0.65)          (0.81)         (0.72)         (0.60)
Portfolio turnover (%) .............................        139               81              84             90            160
Net assets at end of period (000 Omitted) ..........   $ 36,645         $ 41,713        $ 45,443       $ 37,081       $ 14,028

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                             See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years.
Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                                   Research Series
                                                      ------------------------------------------------------------------------
                                                                                  Years Ended 12/31
                                                      ------------------------------------------------------------------------

INITIAL CLASS SHARES                                     2006             2005            2004           2003           2002
                                                       --------         --------        --------       --------       --------
Net asset value, beginning of period ...............   $  17.04         $  15.88        $  13.84       $  11.14       $  14.93
                                                       --------         --------        --------       --------       --------
Income (loss) from investment operations
  Net investment income (d) ........................   $   0.13         $   0.09        $   0.08       $   0.11       $   0.08
  Net realized and unrealized gain (loss) on
    investments and foreign currency ...............       1.67             1.16            2.09           2.69          (3.82)
                                                       --------         --------        --------       --------       --------
      Total from investment operations .............   $   1.80         $   1.25        $   2.17       $   2.80       $  (3.74)
                                                       --------         --------        --------       --------       --------
Less distributions declared to shareholders
  From net investment income .......................   $  (0.11)        $  (0.09)       $  (0.13)      $  (0.10)      $  (0.05)
                                                       --------         --------        --------       --------       --------
Net asset value, end of period .....................   $  18.73         $  17.04        $  15.88       $  13.84       $  11.14
                                                       ========         ========        ========       ========       ========
Total return (%) (k)(s) ............................      10.62             7.94           15.83(b)       25.32(j)      (25.11)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .....................................       0.82             0.83            0.80           0.80           0.78
  Net investment income ............................       0.76             0.57            0.53           0.93           0.61
Portfolio turnover (%) .............................         87               92             118            124             98
Net assets at end of period (000 Omitted) ..........   $309,757         $366,831        $432,318       $466,139       $458,394

                                                                                   Research Series
                                                      ------------------------------------------------------------------------
                                                                                  Years Ended 12/31
                                                      ------------------------------------------------------------------------

SERVICE CLASS SHARES                                     2006             2005            2004           2003           2002
                                                       --------         --------        --------       --------       --------
Net asset value, beginning of period ...............   $  16.93         $  15.78        $  13.77       $  11.09       $  14.91
                                                       --------         --------        --------       --------       --------
Income (loss) from investment operations
  Net investment income (d) ........................   $   0.09         $   0.05        $   0.04       $   0.08       $   0.06
  Net realized and unrealized gain (loss) on
    investments and foreign currency ...............       1.65             1.16            2.08           2.68          (3.83)
                                                       --------         --------        --------       --------       --------
      Total from investment operations .............   $   1.74         $   1.21        $   2.12       $   2.76       $  (3.77)
                                                       --------         --------        --------       --------       --------
Less distributions declared to shareholders
  From net investment income .......................   $  (0.07)        $  (0.06)       $  (0.11)      $  (0.08)      $  (0.05)
                                                       --------         --------        --------       --------       --------
Net asset value, end of period .....................   $  18.60         $  16.93        $  15.78       $  13.77       $  11.09
                                                       ========         ========        ========       ========       ========
Total return (%) (k)(s) ............................      10.32             7.71           15.54(b)       25.01(j)      (25.36)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .....................................       1.07             1.09            1.05           1.05           1.03
  Net investment income ............................       0.54             0.33            0.30           0.67           0.48
Portfolio turnover (%) .............................         87               92             118            124             98
Net assets at end of period (000 Omitted) ..........   $ 29,316         $ 28,039        $ 25,315       $ 16,010       $  7,134

(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(j) The series' net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.06 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, the Initial Class and Service Class total returns for the year ended December 31, 2003 would have each been lower by approximately 0.52%.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                             See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years.
Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                                  Total Return Series
                                                      ------------------------------------------------------------------------
                                                                                    Years Ended 12/31
                                                      ------------------------------------------------------------------------

INITIAL CLASS SHARES                                     2006             2005            2004           2003           2002
                                                       --------         --------        --------       --------       --------
Net asset value, beginning of period .............   $    19.10       $    19.55      $    18.00     $    15.90     $    17.95
                                                     ----------       ----------      ----------     ----------     ----------
Income (loss) from investment operations
  Net investment income (d) ......................   $     0.54       $     0.48      $     0.48     $     0.42     $     0.50
  Net realized and unrealized gain (loss) on
    investments and foreign currency .............         1.69             0.07            1.53           2.24          (1.44)
                                                     ----------       ----------      ----------     ----------     ----------
      Total from investment operations ...........   $     2.23       $     0.55      $     2.01     $     2.66     $    (0.94)
                                                     ----------       ----------      ----------     ----------     ----------
Less distributions declared to shareholders
  From net investment income .....................   $    (0.54)      $    (0.51)     $    (0.46)    $    (0.56)    $    (0.55)
  From net realized gain on investments and
    foreign currency transactions ................   $    (0.77)           (0.49)           --             --            (0.56)
                                                     ----------       ----------      ----------     ----------     ----------
      Total distributions declared to shareholders   $    (1.31)      $    (1.00)     $    (0.46)    $    (0.56)    $    (1.11)
                                                     ----------       ----------      ----------     ----------     ----------
Net asset value, end of period ...................   $    20.02       $    19.10      $    19.55     $    18.00     $    15.90
                                                     ==========       ==========      ==========     ==========     ==========
Total return (%) (k)(s) ..........................        12.22             3.02           11.47(b)       17.15          (5.69)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ...................................         0.71             0.71            0.70           0.71           0.70
  Net investment income ..........................         2.81             2.52            2.60           2.52           2.95
Portfolio turnover (%) ...........................           48               42              67             65             82
Net assets at end of period (000 Omitted) ........   $1,210,549       $1,370,782      $1,571,550     $1,618,983     $1,571,494

                                                                                  Total Return Series
                                                      ------------------------------------------------------------------------
                                                                                    Years Ended 12/31
                                                      ------------------------------------------------------------------------

SERVICE CLASS SHARES                                     2006             2005            2004           2003           2002
                                                       --------         --------        --------       --------       --------
Net asset value, beginning of period .............   $    18.97       $    19.43      $    17.92     $    15.85     $    17.93
                                                     ----------       ----------      ----------     ----------     ----------
Income (loss) from investment operations
  Net investment income (d) ......................   $     0.49       $     0.43      $     0.43     $     0.36     $     0.45
  Net realized and unrealized gain (loss) on
    investments and foreign currency .............         1.67             0.08            1.51           2.24          (1.43)
                                                     ----------       ----------      ----------     ----------     ----------
      Total from investment operations ...........   $     2.16       $     0.51      $     1.94     $     2.60     $    (0.98)
                                                     ----------       ----------      ----------     ----------     ----------
Less distributions declared to shareholders
  From net investment income .....................   $    (0.50)      $    (0.48)     $    (0.43)    $    (0.53)    $    (0.54)
  From net realized gain on investments and
    foreign currency transactions ................        (0.77)           (0.49)           --             --            (0.56)
                                                     ----------       ----------      ----------     ----------     ----------
Total distributions declared to shareholders .....   $    (1.27)      $    (0.97)     $    (0.43)    $    (0.53)    $    (1.10)
                                                     ----------       ----------      ----------     ----------     ----------
Net asset value, end of period ...................   $    19.86       $    18.97      $    19.43     $    17.92     $    15.85
                                                     ==========       ==========      ==========     ==========     ==========
Total return (%) (k)(s) ..........................        11.91             2.81           11.14(b)       16.83          (5.88)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) ...................................         0.96             0.96            0.95           0.95           0.95
  Net investment income ..........................         2.58             2.28            2.39           2.20           2.77
Portfolio turnover (%) ...........................           48               42              67             65             82
Net assets at end of period (000 Omitted) ........   $  903,202       $  770,453      $  548,069     $  300,220     $  152,768

(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                             See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years.
Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                                    Utilities Series
                                                      ------------------------------------------------------------------------
                                                                                    Years Ended 12/31
                                                      ------------------------------------------------------------------------

INITIAL CLASS SHARES                                     2006             2005            2004           2003           2002
                                                       --------         --------        --------       --------       --------
Net asset value, beginning of period ...............   $  18.11         $  15.61        $  12.23       $   9.28       $  12.61
                                                       --------         --------        --------       --------       --------
Income (loss) from investment operations
  Net investment income (d) ........................   $   0.48         $   0.31        $   0.30       $   0.24       $   0.26
  Net realized and unrealized gain (loss) on
    investments and foreign currency ...............       5.25             2.35            3.34           3.05          (3.22)
                                                       --------         --------        --------       --------       --------
      Total from investment operations .............   $   5.73         $   2.66        $   3.64       $   3.29       $  (2.96)
                                                       --------         --------        --------       --------       --------
Less distributions declared to shareholders
  From net investment income .......................   $  (0.59)        $  (0.16)       $  (0.26)      $  (0.34)      $  (0.37)
                                                       --------         --------        --------       --------       --------
Net asset value, end of period .....................   $  23.25         $  18.11        $  15.61       $  12.23       $   9.28
                                                       ========         ========        ========       ========       ========
Total return (%) (k)(s) ............................      32.35            17.23           30.37(b)(v)    36.26         (23.87)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .....................................       0.84             0.86            0.84           0.84           0.82
  Net investment income ............................       2.41             1.87            2.25           2.28           2.55
Portfolio turnover (%) .............................         93               96             103            134             79
Net assets at end of period (000 Omitted) ..........   $377,354         $344,717        $328,541       $287,648       $241,772

                                                                                    Utilities Series
                                                      ------------------------------------------------------------------------
                                                                                    Years Ended 12/31
                                                      ------------------------------------------------------------------------

SERVICE CLASS SHARES                                     2006             2005            2004           2003           2002
                                                       --------         --------        --------       --------       --------
Net asset value, beginning of period ...............   $  18.01         $  15.53        $  12.18       $   9.24       $  12.59
                                                       --------         --------        --------       --------       --------
Income (loss) from investment operations
  Net investment income (d) ........................   $   0.42         $   0.27        $   0.26       $   0.20       $   0.24
  Net realized and unrealized gain (loss) on
    investments and foreign currency ...............       5.22             2.35            3.32           3.06          (3.22)
                                                       --------         --------        --------       --------       --------
      Total from investment operations .............   $   5.64         $   2.62        $   3.58       $   3.26       $  (2.98)
                                                       --------         --------        --------       --------       --------
Less distributions declared to shareholders
  From net investment income .......................   $  (0.56)        $  (0.14)       $  (0.23)      $  (0.32)      $  (0.37)
                                                       --------         --------        --------       --------       --------
Net asset value, end of period .....................   $  23.09            18.01        $  15.53       $  12.18       $   9.24
                                                       ========         ========        ========       ========       ========
Total return (%) (k)(s) ............................      31.96            16.97           30.01(b)(v)    36.03         (24.09)
Ratios (%) (to average net assets) and
  Supplemental data:
  Expenses (f) .....................................       1.09             1.11            1.09           1.09           1.07
  Net investment income ............................       2.12             1.62            2.01           1.95           2.41
Portfolio turnover (%) .............................         93               96             103            134             79
Net assets at end of period (000 Omitted) ..........   $ 78,660         $ 47,240        $ 32,599       $ 22,555       $ 12,763

(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(v) The series' total return calculation includes a net increase from gains realized on the disposal of investments in violation of the series' investment restrictions. The gains resulted in an increase in net asset value of $0.00278 per share based on shares outstanding on the day the gains were realized. Excluding the offset of these gains from the series' ending net asset value per share, the total returns for the year ended December 31, 2004 would have been approximately 30.35% and 29.99% for the Initial Class shares and the Service Class shares, respectively.

                                             See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of twenty-eight separate series (the series) of shares: Bond Series, Capital Appreciation Series*, Capital Opportunities Series, Core Equity Series, Emerging Growth Series*, Emerging Markets Equity Series, Global Governments Series, Global Growth Series*, Global Total Return Series, Government Securities Series, High Yield Series, International Growth Series, International Value Series, Massachusetts Investors Growth Stock Series, Massachusetts Investors Trust Series*, Mid Cap Growth Series*, Mid Cap Value Series, Money Market Series, New Discovery Series, Research Series*, Research International Series, Strategic Growth Series, Strategic Income Series, Strategic Value Series, Technology Series, Total Return Series*, Utilities Series*, and Value Series. The shares of each series are sold only to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies.

The series denoted with an asterisk above are included within these financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional- size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to each series, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in each series' financial statements.

Repurchase Agreements - Each series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Each series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. Each series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. Each series, along with other affiliated entities of Massachusetts Financial Services Company
(MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Inflation-Adjusted Debt Securities - Certain series invest in inflation-adjusted debt securities issued by the U.S. Treasury. Certain series may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk - Each series may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When each series uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts for the Utilities Series.

Forward Foreign Currency Exchange Contracts - Each series may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. Each series may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, each series may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. Each series may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, each series may enter into contracts with the intent of changing the relative exposure of the series' portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Security Loans - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of each series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. Each series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. Income from securities lending is included in interest income on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications - Under each series' organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the series. Additionally, in the normal course of business, each series enters into agreements with service providers that may contain indemnification clauses. Each series' maximum exposure under these agreements is unknown as this would involve future claims that may be made against the series that have not yet occurred.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when each series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Each series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

Fees Paid Indirectly - Certain series' custody fees are reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. These amounts, for the year ended December 31, 2006, are shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions - Each series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, amortization and accretion of debt securities, passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, and foreign taxes.

The tax character of distributions declared to shareholders is as follows:

                                    CAPITAL                                                                      MASSACHUSETTS
                               APPRECIATION SERIES      EMERGING GROWTH SERIES      GLOBAL GROWTH SERIES     INVESTORS TRUST SERIES
                             ------------------------  ------------------------  --------------------------  ----------------------
                              12/31/06     12/31/05     12/31/06     12/31/05      12/31/06      12/31/05     12/31/06    12/31/05
-----------------------------------------------------------------------------------------------------------------------------------
Ordinary income (including
  any short-term capital
  gains) .................  $1,174,123   $4,352,922      $  --        $  --       $872,242      $764,349    $8,569,963  $10,690,035
                            ==========   ==========      =====        =====       ========      ========    ==========  ===========

                              MID CAP GROWTH SERIES        RESEARCH SERIES          TOTAL RETURN SERIES         UTILITIES SERIES
                             ------------------------  ------------------------  --------------------------  ----------------------
                              12/31/06     12/31/05     12/31/06     12/31/05      12/31/06      12/31/05     12/31/06    12/31/05
-----------------------------------------------------------------------------------------------------------------------------------
Ordinary income (including
  any short-term capital
  gains) ..................     $  --        $  --     $2,312,500   $2,354,184   $ 68,720,551  $ 54,343,213  $11,986,415  $3,641,287
Long-term capital gain ....        --           --            --           --      69,829,820    53,279,570         --            --
                                -----        -----     ----------   ----------   ------------  ------------  -----------  ----------
Total distributions .......
                                $  --        $  --     $2,312,500   $2,354,184   $138,550,371  $107,622,783  $11,986,415  $3,641,287
                                =====        =====     ==========   ==========   ============  ============  ===========  ==========

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                                              CAPITAL           EMERGING            GLOBAL         MASSACHUSETTS
                                                            APPRECIATION         GROWTH             GROWTH        INVESTORS TRUST
AS OF 12/31/06                                                 SERIES            SERIES             SERIES             SERIES
---------------------------------------------------------------------------------------------------------------------------------
Cost of investments ....................................     $520,984,953      $297,256,863        $153,541,299      $999,311,372
                                                             ------------      ------------        ------------      ------------
Gross appreciation .....................................     $ 55,389,368      $ 40,155,604        $ 27,679,434      $192,029,714
Gross depreciation .....................................      (18,940,464)       (7,025,092)         (2,358,167)      (23,695,383)
                                                             ------------      ------------        ------------      ------------
Net unrealized appreciation (depreciation) .............     $ 36,448,904      $ 33,130,512        $ 25,321,267      $168,334,331
                                                             ============      ============        ============      ============
Undistributed ordinary income ..........................         $976,046               $--          $2,532,758       $12,472,359
Capital loss carryforwards .............................     (832,905,068)     (393,935,627)        (60,904,282)     (191,435,119)
Other temporary differences ............................              820             1,469             (12,161)             (567)

                                                              MID CAP                               TOTAL
                                                               GROWTH           RESEARCH            RETURN           UTILITIES
AS OF 12/31/06                                                 SERIES            SERIES             SERIES             SERIES
------------------------------------------------------------------------------------------------------------------------------------
Cost of investments ....................................      $89,743,005      $322,628,555      $1,913,744,296      $413,052,585
                                                              -----------      ------------      --------------      ------------
Gross appreciation .....................................      $10,242,858      $ 35,644,232      $  246,432,610      $ 84,006,741
Gross depreciation .....................................       (2,365,616)       (8,915,064)        (31,284,443)       (1,914,205)
                                                              -----------      ------------      --------------      ------------
Net unrealized appreciation (depreciation) .............      $ 7,877,242      $ 26,729,168      $  215,148,167      $ 82,092,536
                                                              ===========      ============      ==============      ============

Undistributed ordinary income ..........................          $19,111        $2,639,088         $67,070,864        $6,336,939

Undistributed long-term capital gain ...................               --                --          76,154,311                --

Capital loss carryforwards .............................      (26,808,648)     (192,603,455)                 --       (48,516,678)

Other temporary differences ............................           (1,459)             (329)           (642,512)         (116,548)

As of December 31, 2006, the following series had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                                                              CAPITAL           EMERGING            GLOBAL         MASSACHUSETTS
                                                            APPRECIATION         GROWTH             GROWTH        INVESTORS TRUST
EXPIRATION DATE                                              SERIES(a)           SERIES             SERIES             SERIES
------------------------------------------------------------------------------------------------------------------------------------
12/31/08 ...............................................    $(125,950,241)    $         --         $        --      $          --
12/31/09 ...............................................     (326,599,591)     (164,707,760)        (15,156,985)               --
12/31/10 ...............................................     (348,269,974)     (229,227,867)        (45,747,297)     (174,960,419)
12/31/11 ...............................................      (32,085,262)               --                  --       (16,474,700)
                                                            -------------     -------------        ------------     -------------
Total ..................................................    $(832,905,068)    $(393,935,627)       $(60,904,282)    $(191,435,119)
                                                            =============     =============        ============     =============

                                                              MID CAP
                                                               GROWTH           RESEARCH          UTILITIES
EXPIRATION DATE                                                SERIES            SERIES             SERIES
----------------------------------------------------------------------------------------------------------------
12/31/09 ...............................................     $         --     $ (30,740,711)       $         --
12/31/10 ...............................................      (26,808,648)     (161,862,744)        (48,516,678)
                                                             ------------     -------------        ------------
Total ..................................................     $(26,808,648)    $(192,603,455)       $(48,516,678)
                                                             ============     =============        ============

(a) The availability of a portion of the capital loss carryforwards, which were acquired on April 25, 2005 in connection with the Managed Sector Series merger, may be limited in a given year.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to each series, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on each series' financial statements.

Multiple Classes of Shares of Beneficial Interest - Each series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

Investment Adviser - Each series has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the series. The management fee is computed daily and paid monthly at an annual rate based on a percentage of each series' average daily net assets as follows:

Capital Appreciation Series: The management fee is 0.75% of the first $1 billion of average daily net assets, 0.675% of the next $500 million of average daily net assets, and 0.65% of average daily net assets in excess of $1.5 billion.

Emerging Growth Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Global Growth Series: The management fee is 0.90% of the first $1 billion of average daily net assets, 0.75% of the next $1 billion of average daily net assets, and 0.65% of average daily net assets in excess of $2 billion.

Massachusetts Investors Trust Series: The management fee is 0.55% of average daily net assets.

Mid Cap Growth Series: The management fee is 0.75% of the first $1 billion of average daily net assets and 0.70% of average daily net assets in excess of $1 billion. At the commencement of the period and until August 31, 2006, the investment adviser had agreed to reduce its management fee to 0.70% of average daily net assets in excess of $500 million. Effective September 1, 2006, the investment adviser has agreed in writing to reduce its management fee to 0.65% of average daily net assets in excess of $2.5 billion. This written agreement will continue through August 31, 2007, unless changed or rescinded by the series' Board of Trustees. For the year ended December 31, 2006, the series' average daily net assets did not exceed $500 million and therefore, the management fee was not reduced.

Research Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Total Return Series: The management fee is 0.75% of the first $300 million of average daily net assets, 0.675% of the next $700 million of average daily net assets, and 0.60% of average daily net assets in excess of $1 billion.

Utilities Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

The investment adviser has agreed to pay a portion of certain series' operating expenses, exclusive of certain other fees and expenses, such that the total annual operating expenses of these series do not exceed the expense limitations indicated below, based on the average daily net assets of such series. The management fees incurred for the year ended December 31, 2006 were equivalent to an annual effective rate of each series' average daily net assets as follows. In addition, the expense limitations incurred for the year ended December 31, 2006 were as follows:

                                       EFFECTIVE    INITIAL CLASS  SERVICE CLASS
                                      MANAGEMENT       EXPENSE        EXPENSE
                                         FEES        LIMITATION     LIMITATION
--------------------------------------------------------------------------------
Capital Appreciation Series ..........   0.75%        1.00%(a)       1.25%(a)
Emerging Growth Series ...............   0.74%           N/A            N/A
Global Growth Series .................   0.90%           N/A            N/A
Massachusetts Investors Trust Series .   0.55%        1.00%(a)       1.25%(a)
Mid Cap Growth Series ................   0.75%        0.95%(b)       1.20%(b)
Research Series ......................   0.74%           N/A            N/A
Total Return Series ..................   0.65%        1.00%(a)       1.25%(a)
Utilities Series .....................   0.73%           N/A            N/A

(a) MFS' agreement to limit the series' operating expenses, exclusive of certain other fees and expenses, to 1.25% of the series' average daily net assets is contained in the investment advisory agreement between MFS and the series and may not be rescinded without shareholder approval. MFS' agreement to limit the series' operating expenses, exclusive of certain other fees and expenses, to 1.00% of the series' average daily net assets attributable to Initial Class shares may be changed or rescinded at any time by MFS.

(b) This written agreement became effective on September 1, 2006 and will continue through August 31, 2007 unless changed or rescinded by the series' Board of Trustees. For the year ended December 31, 2006, this reduction amounted to $16,972 for Mid Cap Growth Series and is reflected as a reduction of total expenses in the Statements of Operations.

For the year ended December 31, 2006, the actual operating expenses for Capital Appreciation Series, Massachusetts Investors Trust Series, and Total Return Series did not exceed the limit and therefore, the investment adviser did not pay any portion of these series' expenses.

The investment adviser reimbursed the Global Growth Series $6,221 for a trade correction. This amount is included in the realized loss on investment transactions on the Statements of Operations.

Distributor - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that each series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the series' Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each series. Under an administrative services agreement, each series partially reimburses MFS the costs incurred to provide these services. Prior to June 1, 2006, each series was allocated a portion of these administrative costs based on its size and relative average net assets. Effective June 1, 2006, each series is charged an annual fixed amount of $10,000 plus a fee based on calendar year average net assets.

The administrative services fee incurred for the year ended December 31, 2006 was equivalent to an annual effective rate of each series' average daily net assets as follows:

                                                          PERCENT OF
                                                         AVERAGE DAILY
                                                          NET ASSETS
      ----------------------------------------------------------------
      Capital Appreciation Series .....................     0.0241%
      Emerging Growth Series ..........................     0.0243%
      Global Growth Series ............................     0.0246%
      Massachusetts Investors Trust Series ............     0.0237%
      Mid Cap Growth Series ...........................     0.0243%
      Research Series .................................     0.0244%
      Total Return Series .............................     0.0223%
      Utilities Series ................................     0.0247%

Trustees' and Officers' Compensation - Each series pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each series does not pay compensation directly to trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and trustees of the series are officers or directors of MFS, MFD, and MFSC.

Other - These series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the year ended December 31, 2006, payments made by the series to Tarantino LLC amounted to the following and are included in the miscellaneous expense on the Statements of Operations:

                                                           ICCO Fee
      -------------------------------------------------------------
      Capital Appreciation Series .....................    $ 3,118
      Emerging Growth Series ..........................      1,730
      Global Growth Series ............................        815
      Massachusetts Investors Trust Series ............      5,733
      Mid Cap Growth Series ...........................        513
      Research Series .................................      1,843
      Total Return Series .............................     10,761
      Utilities Series ................................      2,082

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:


                                                                                                                    MASSACHUSETTS
                                                                      CAPITAL         EMERGING         GLOBAL         INVESTORS
                                                                    APPRECIATION       GROWTH          GROWTH           TRUST
                                                                       SERIES          SERIES          SERIES           SERIES
--------------------------------------------------------------------------------------------------------------------------------
Purchases
Investments (non-U.S. government securities) .....................  $362,355,636    $408,235,279    $146,121,171    $390,354,036

Sales
Investments (non-U.S. government securities) .....................  $505,463,575    $493,445,110    $173,949,746    $495,748,371

                                                                      MID CAP
                                                                      GROWTH         RESEARCH      TOTAL RETURN      UTILITIES
                                                                      SERIES          SERIES          SERIES           SERIES
---------------------------------------------------------------------------------------------------------------------------------
Purchases
U.S. government securities .......................................  $         --    $        --     $272,410,005    $         --
Investments (non-U.S. government securities) .....................  $137,793,778    $312,406,495    $709,687,104    $373,187,772

Sales
U.S. government securities .......................................  $         --    $         --    $321,724,329    $        --
Investments (non-U.S. government securities) .....................  $157,894,768    $398,909,628    $918,699,970    $421,034,111


(5) SHARES OF BENEFICIAL INTEREST

Each series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                               CAPITAL APPRECIATION SERIES                                   EMERGING GROWTH SERIES
                ----------------------------------------------------------  --------------------------------------------------------
                    YEAR ENDED 12/31/06           YEAR ENDED 12/31/05           YEAR ENDED 12/31/06          YEAR ENDED 12/31/05
                ----------------------------  ----------------------------  ---------------------------  ---------------------------
                   SHARES         AMOUNT         SHARES         AMOUNT        SHARES         AMOUNT        SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Shares sold

  Initial Class     271,615   $   5,292,910       478,166   $   8,954,870      164,213   $   2,835,062      184,197   $   2,775,827
  Service Class     121,250       2,323,766       257,520       4,728,219      206,919       3,520,339      118,747       1,829,128
                -----------   -------------   -----------   -------------   ----------   -------------   ----------   -------------
                    392,865   $   7,616,676       735,686   $  13,683,089      371,132   $   6,355,401      302,944   $   4,604,955
                ===========   =============   ===========   =============   ==========   =============   ==========   =============
Shares issued
in connection
with
acquisition of
Managed Sectors
Series

  Initial Class          --   $          --     6,584,821   $ 118,987,712           --   $          --           --   $          --
  Service Class          --              --       142,295       2,548,506           --              --           --              --
                -----------   -------------   -----------   -------------   ----------   -------------   ----------   -------------
                         --   $          --     6,727,116   $ 121,536,218           --   $          --           --   $          --
                ===========   =============   ===========   =============   ==========   =============   ==========   =============
Shares issued
to shareholders
in reinvestment
of distributions

  Initial Class      59,996   $   1,174,123       232,548   $   4,220,755           --   $          --           --   $          --
  Service Class          --              --         7,330         132,167           --              --           --              --
                -----------   -------------   -----------   -------------   ----------   -------------   ----------   -------------
                     59,996   $   1,174,123       239,878   $   4,352,922           --   $          --           --   $          --
                ===========   =============   ===========   =============   ==========   =============   ==========   =============
Shares
reacquired

  Initial Class  (8,182,315)  $(159,551,020)   (8,570,724)  $(172,158,801)  (4,828,289)  $ (84,376,461)  (6,197,009)  $ (96,801,108)
  Service Class    (464,788)     (8,965,273)     (444,870)     (8,759,139)    (301,658)     (5,154,291)    (267,326)     (4,107,112)
                -----------   -------------   -----------   -------------   ----------   -------------   ----------   -------------
                 (8,647,103)  $(168,516,293)   (9,015,594)  $(180,917,940)  (5,129,947)  $ (89,530,752)  (6,464,335)  $(100,908,220)
                ===========   =============   ===========   =============   ==========   =============   ==========   =============
Net change

  Initial Class  (7,850,704)  $(153,083,987)   (1,275,189)  $ (39,995,464)  (4,664,076)  $ (81,541,399)  (6,012,812)  $ (94,025,281)
  Service Class    (343,538)     (6,641,507)      (37,725)     (1,350,247)     (94,739)     (1,633,952)    (148,579)     (2,277,984)
                -----------   -------------   -----------   -------------   ----------   -------------   ----------   -------------
                 (8,194,242)  $(159,725,494)   (1,312,914)  $ (41,345,711)  (4,758,815)  $ (83,175,351)  (6,161,391)  $ (96,303,265)
                ===========   =============   ===========   =============   ==========   =============   ==========   =============

                                   GLOBAL GROWTH SERIES                               MASSACHUSETTS INVESTORS TRUST SERIES
                ----------------------------------------------------------  --------------------------------------------------------
                    YEAR ENDED 12/31/06           YEAR ENDED 12/31/05           YEAR ENDED 12/31/06          YEAR ENDED 12/31/05
                ----------------------------  ----------------------------  ---------------------------  ---------------------------
                   SHARES         AMOUNT         SHARES         AMOUNT        SHARES         AMOUNT        SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Shares sold

  Initial Class     244,457   $   3,542,071       100,446   $   1,244,843       98,605   $   3,158,503      129,267   $   3,675,270
  Service Class     119,680       1,700,954        49,811         619,162    3,136,512      98,044,949    3,883,822     110,370,644
                -----------   -------------   -----------   -------------   ----------   -------------   ----------   -------------
                    364,137   $   5,243,025       150,257   $   1,864,005    3,235,117   $ 101,203,452    4,013,089   $ 114,045,914
                ===========   =============   ===========   =============   ==========   =============   ==========   =============

Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class      56,469   $     845,334        63,779   $     747,488      225,827   $   7,057,076      348,163   $   9,459,588
  Service Class       1,807          26,908         1,445          16,861       48,677       1,512,887       45,488       1,230,447
                -----------   -------------   -----------   -------------   ----------   -------------   ----------   -------------
                     58,276   $     872,242        65,224   $     764,349      274,504   $   8,569,963      393,651   $  10,690,035
                ===========   =============   ===========   =============   ==========   =============   ==========   =============
Shares
reacquired

  Initial Class  (2,372,943)  $ (34,120,787)   (2,858,693)  $ (35,289,088)  (6,766,259)  $(212,683,785)  (7,612,038)  $(217,170,081)
  Service Class    (130,814)     (1,883,058)     (120,002)     (1,484,594)    (311,429)     (9,906,798)    (214,347)     (6,048,931)
                -----------   -------------   -----------   -------------   ----------   -------------   ----------   -------------
                 (2,503,757)  $ (36,003,845)   (2,978,695)  $ (36,773,682)  (7,077,688)  $(222,590,583)  (7,826,385)  $(223,219,012)
                ===========   =============   ===========   =============   ==========   =============   ==========   =============
Net change

  Initial Class  (2,072,017)  $ (29,733,382)   (2,694,468)  $ (33,296,757)  (6,441,827)  $(202,468,206)  (7,134,608)  $(204,035,223)
  Service Class      (9,327)       (155,196)      (68,746)       (848,571)   2,873,760      89,651,038    3,714,963     105,552,160
                -----------   -------------   -----------   -------------   ----------   -------------   ----------   -------------
                 (2,081,344)  $ (29,888,578)   (2,763,214)  $ (34,145,328)  (3,568,067)  $(112,817,168)  (3,419,645)  $ (98,483,063)
                ===========   =============   ===========   =============   ==========   =============   ==========   =============

                                  MID CAP GROWTH SERIES                                         RESEARCH SERIES
                ----------------------------------------------------------  --------------------------------------------------------
                    YEAR ENDED 12/31/06           YEAR ENDED 12/31/05           YEAR ENDED 12/31/06          YEAR ENDED 12/31/05
                ----------------------------  ----------------------------  ---------------------------  ---------------------------
                   SHARES         AMOUNT         SHARES         AMOUNT        SHARES         AMOUNT        SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Shares sold

  Initial Class     400,973   $   2,426,001       403,157   $   2,238,219       12,107   $     210,821       45,582   $     723,056
  Service Class     533,490       3,078,905       440,751       2,380,931      175,418       3,037,598      265,500       4,267,442
                -----------   -------------   -----------   -------------   ----------   -------------   ----------   -------------
                    934,463   $   5,504,906       843,908   $   4,619,150      187,525   $   3,248,419      311,082   $   4,990,498
                ===========   =============   ===========   =============   ==========   =============   ==========   =============
Shares issued to
shareholders in
reinvestment of
distributions
  Initial Class          --   $          --            --   $          --      124,854   $   2,194,925      148,549   $   2,257,939
  Service Class          --              --            --              --        6,722         117,575        6,365          96,245
                -----------   -------------   -----------   -------------   ----------   -------------   ----------   -------------
                         --   $          --            --   $          --      131,576   $   2,312,500      154,914   $   2,354,184
                ===========   =============   ===========   =============   ==========   =============   ==========   =============
Shares
reacquired

  Initial Class  (3,144,946)  $ (18,591,829)   (3,375,371)  $ (18,911,060)  (5,123,179)  $ (89,614,801)  (5,892,243)  $ (94,851,276)
  Service Class  (1,521,208)     (8,929,540)   (1,280,195)     (7,137,388)    (262,350)     (4,590,067)    (219,630)     (3,520,712)
                -----------   -------------   -----------   -------------   ----------   -------------   ----------   -------------
                 (4,666,154)  $ (27,521,369)   (4,655,566)  $ (26,048,448)  (5,385,529)  $ (94,204,868)  (6,111,873)  $ (98,371,988)
                ===========   =============   ===========   =============   ==========   =============   ==========   =============
Net change

  Initial Class  (2,743,973)  $ (16,165,828)   (2,972,214)  $ (16,672,841)  (4,986,218)  $ (87,209,055)  (5,698,112)  $ (91,870,281)
  Service Class    (987,718)     (5,850,635)     (839,444)     (4,756,457)     (80,210)     (1,434,894)      52,235         842,975
                -----------   -------------   -----------   -------------   ----------   -------------   ----------   -------------
                 (3,731,691)  $ (22,016,463)   (3,811,658)  $ (21,429,298)  (5,066,428)  $ (88,643,949)  (5,645,877)  $ (91,027,306)
                ===========   =============   ===========   =============   ==========   =============   ==========   =============

                                   TOTAL RETURN SERIES                                          UTILITIES SERIES
                ----------------------------------------------------------  --------------------------------------------------------
                    YEAR ENDED 12/31/06           YEAR ENDED 12/31/05           YEAR ENDED 12/31/06          YEAR ENDED 12/31/05
                ----------------------------  ----------------------------  ---------------------------  ---------------------------
                   SHARES         AMOUNT         SHARES         AMOUNT        SHARES         AMOUNT        SHARES         AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
Shares sold

  Initial Class     510,905   $   9,819,747       598,000   $  11,438,416      400,673   $   8,128,199      658,138   $  10,943,158
  Service Class   5,726,393     107,963,264    12,264,006     232,119,108    1,107,172      22,007,063      741,812      12,447,695
                -----------   -------------   -----------   -------------   ----------   -------------   ----------   -------------
                  6,237,298   $ 117,783,011    12,862,006   $ 243,557,524    1,507,845   $  30,135,262    1,399,950   $  23,390,853
                ===========   =============   ===========   =============   ==========   =============   ==========   =============
Shares issued to
shareholders in
reinvestment of
distributions

  Initial Class   4,641,324   $  85,910,899     4,168,257   $  76,237,418      545,312   $  10,415,468      212,393   $   3,336,688
  Service Class   2,862,397      52,639,472     1,725,419      31,385,365       82,681       1,570,947       19,476         304,599
                -----------   -------------   -----------   -------------   ----------   -------------   ----------   -------------
                  7,503,721   $ 138,550,371     5,893,676   $ 107,622,783      627,993   $  11,986,415      231,869   $   3,641,287
                ===========   =============   ===========   =============   ==========   =============   ==========   =============
Shares
reacquired

  Initial Class (16,442,558)  $(313,575,073)  (13,389,796)  $(254,798,238)  (3,743,545)  $ (74,496,882)  (2,881,281)  $ (48,487,965)
  Service Class  (3,729,015)    (70,881,173)   (1,569,709)    (29,692,939)    (406,360)     (8,156,383)    (236,489)     (3,956,487)
                -----------   -------------   -----------   -------------   ----------   -------------   ----------   -------------
                (20,171,573)  $(384,456,246)  (14,959,505)  $(284,491,177)  (4,149,905)  $ (82,653,265)  (3,117,770)  $ (52,444,452)
                ===========   =============    ==========   =============   ==========   =============   ==========   =============
Net change

  Initial Class (11,290,329)  $(217,844,427)   (8,623,539)  $(167,122,404)  (2,797,560)  $ (55,953,215)  (2,010,750)  $ (34,208,119)
  Service Class   4,859,775      89,721,563    12,419,716     233,811,534      783,493      15,421,627      524,799       8,795,807
                -----------   -------------    ----------   -------------   ----------   -------------   ----------   -------------
                 (6,430,554)  $(128,122,864)    3,796,177   $  66,689,130   (2,014,067)  $ (40,531,588)  (1,485,951)  $ (25,412,312)
                ===========   =============    ==========   =============   ==========   =============   ==========   =============

(6) LINE OF CREDIT

Each series and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, each series and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended December 31, 2006, each series' commitment fee and interest expense were as follows and are included in miscellaneous expense on the Statements of
Operations:

                                              COMMITMENT      INTEREST
                                                  FEE          EXPENSE
      ----------------------------------------------------------------
      Capital Appreciation Series .........     $ 5,276        $13,184
      Emerging Growth Series ..............       2,919             --
      Global Growth Series ................       1,339          7,283
      Massachusetts Investors Trust Series        9,305             --
      Mid Cap Growth Series ...............         878             --
      Research Series .....................       3,079          2,546
      Total Return Series .................      17,671          1,847
      Utilities Series ....................       3,339             --

(7) ACQUISITIONS

On April 25, 2005, the Capital Appreciation Series acquired all of the assets and liabilities of Managed Sectors Series. The acquisition was accomplished by a tax-free exchange of 6,727,116 shares of the Capital Appreciation Series for all of the assets and liabilities of Managed Sectors Series. The Managed Sectors Series net assets on that date were $121,536,218, including $10,518,687 of unrealized appreciation, $155,623 of accumulated net investment loss, and $199,387,276 of accumulated net realized loss on investments and foreign currency transactions. These assets were combined with those of the series. The aggregate net assets of the Capital Appreciation Series after the acquisition were $743,705,558.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholders of MFS/Sun Life Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS/Sun Life Series Trust (the "Trust"), comprising Capital Appreciation Series, Emerging Growth Series, Global Growth Series, Massachusetts Investors Trust Series, Mid Cap Growth Series, Research Series, Total Return Series and Utilities Series as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial positions of Capital Appreciation Series, Emerging Growth Series, Global Growth Series, Massachusetts Investors Trust Series, Mid Cap Growth Series, Research Series, Total Return Series and Utilities Series as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 20, 2007

MFS/SUN LIFE SERIES TRUST

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500
Boylston Street, Boston, Massachusetts 02116.

-------------------------------------------------------------------------------------------------------------------------

                              POSITION(s) HELD       TRUSTEE/OFFICER         PRINCIPAL OCCUPATIONS DURING THE PAST
  NAME, DATE OF BIRTH            WITH FUND               SINCE(1)            FIVE YEARS AND OTHER DIRECTORSHIPS(2)
-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
David D. Horn(3)                  Trustee               April 1986       Private investor; Retired; Sun Life Assurance
(born 06/07/41)                                                          Company of Canada, Former Senior Vice President
                                                                         and General Manager for the United States
                                                                         (until 1997)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
J. Kermit Birchfield                  Chairman           May 1997        Consultant; Century Partners, Inc.
(born 01/08/40)                                                          (investments), Managing Director; Displaytech,
                                                                         Inc. (manufacturer of liquid crystal display
                                                                         technology), Director; Dessin Fournir LLC
                                                                         (furniture manufacturer), Director (October
                                                                         2005 to present)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Robert C. Bishop                  Trustee                May 2001        AutoImmune Inc. (pharmaceutical product
(born 01/13/43)                                                          development), Chairman, President and Chief
                                                                         Executive Officer; Caliper Life Sciences Corp.
                                                                         (laboratory analytical instruments), Director;
                                                                         Millipore Corporation (purification/ filtration
                                                                         products), Director; Quintiles Transnational
                                                                         Corp. (contract services to the medical
                                                                         industry), Director
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Frederick H. Dulles               Trustee                May 2001        Attorney; Ten State Street LLP (law firm),
(born 03/12/42)                                                          Partner (July 2003 to May 2005); McFadden,
                                                                         Pilkington & Ward LLP (solicitors and
                                                                         registered foreign lawyers), Partner (until
                                                                         June 2003); Jackson & Nash, LLP (law firm), Of
                                                                         Counsel (January 2000 to November 2000)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Marcia A. Kean                    Trustee               April 2005       Feinstein Kean Healthcare (consulting), Chief
(born 06/30/48)                                                          Executive Officer (since December 2002),
                                                                         Managing Director (prior to May 2001); Ardais
                                                                         Corporation (biotech products), Senior Vice
                                                                         President - Commercialization (February 2002
                                                                         until November 2002)
-------------------------------------------------------------------------------------------------------------------------
Ronald G. Steinhart               Trustee                May 2001        Private investor; Bank One, Texas N.A., Vice
(born 06/15/40)                                                          Chairman and Director (January 2000 to January
                                                                         2001); Bank One Corporation, Officer (until
                                                                         January 2000); Carreker Corporation (consultant
                                                                         and technology provider to financial
                                                                         institutions), Director; Prentiss Properties
                                                                         Trust (real estate investment trust), Director;
                                                                         United Auto Group, Inc. (automotive retailer),
                                                                         Director
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Haviland Wright                   Trustee                May 2001        Hawaii Small Business Development Center, Kaua'l
(born 07/21/48)                                                          Center, Center Director (since March 2002);
                                                                         Displaytech, Inc. (manufacturer of liquid
                                                                         crystal display technology), Chairman and Chief
                                                                         Executive Officer (until March 2002)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
TRUSTEE EMERITUS
-------------------------------------------------------------------------------------------------------------------------
Samuel Adams                  Trustee Emeritus                        Retired
(born 10/19/25)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
OFFICERS
-------------------------------------------------------------------------------------------------------------------------
Maria F. Dwyer(4)                President            November 2005      Massachusetts Financial Services Company,
(born 12/01/58)                                                          Executive Vice President and Chief Regulatory
                                                                         Officer (since March 2004); Fidelity Management
                                                                         & Research Company, Vice President (prior to
                                                                         March 2004); Fidelity Group of Funds, President
                                                                         and Treasurer (prior to March 2004)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Tracy Atkinson(4)                Treasurer            September 2005     Massachusetts Financial Services Company, Senior
(born 12/30/64)                                                          Vice President (since September 2004);
                                                                         PricewaterhouseCoo pers LLP, Partner (prior to
                                                                         September 2004)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Christopher R. Bohane(4)    Assistant Secretary         July 2005        Massachusetts Financial Services Company, Vice
(born 01/18/74)             and Assistant Clerk                          President and Senior Counsel (since April
                                                                         2003); Kirkpatrick & Lockhart LLP (law firm),
                                                                         Associate (prior to April 2003)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Ethan D. Corey(4)           Assistant Secretary         July 2005        Massachusetts Financial Services Company,
(born 11/21/63)             and Assistant Clerk                          Special Counsel (since December 2004); Dechert
                                                                         LLP (law firm), Counsel (prior to December
                                                                         2004)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
David L. DiLorenzo(4)       Assistant Treasurer         July 2005        Massachusetts Financial Services Company, Vice
(born 08/10/68)                                                          President (since June 2005); JP Morgan Investor
                                                                         Services, Vice President (January 2001 to June
                                                                         2005)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Timothy M. Fagan(4)         Assistant Secretary       September 2005     Massachusetts Financial Services Company, Vice
(born 07/10/68)             and Assistant Clerk                          President and Senior Counsel (since September
                                                                         2005); John Hancock Advisers, LLC, Vice
                                                                         President and Chief Compliance Officer
                                                                         (September 2004 to August 2005) Senior Attorney
                                                                         (prior to September 2004); John Hancock Group
                                                                         of Funds, Vice President and Chief Compliance
                                                                         Officer (September 2004 to December 2004)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Mark D. Fischer(4)          Assistant Treasurer         July 2005        Massachusetts Financial Services Company, Vice
(born 10/27/70)                                                          President (since May 2005); JP Morgan
                                                                         Investment Management Company, Vice President
                                                                         (prior to May 2005)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Brian E. Langenfeld(4)      Assistant Secretary          May 2006        Massachusetts Financial Services Company,
(born 03/07/73)             and Assistant Clerk                          Assistant Vice President and Counsel (since May
                                                                         2006); John Hancock Advisers, LLC, Assistant
                                                                         Vice President and Counsel (May 2005 to April
                                                                         2006); John Hancock Advisers, LLC, Attorney and
                                                                         Assistant Secretary (prior to May 2005)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Ellen Moynihan(4)           Assistant Treasurer          May 1997        Massachusetts Financial Services Company, Vice
(born 11/13/57)                                                          President
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Susan S. Newton(4)          Assistant Secretary          May 2005        Massachusetts Financial Services Company,
(born 03/07/50)             and Assistant Clerk                          Senior Vice President and Assistant General
                                                                         Counsel (since April 2005); John Hancock
                                                                         Advisers, LLC, Senior Vice President, Secretary
                                                                         and Chief Legal Officer (prior to April 2005);
                                                                         John Hancock Group of Funds, Senior Vice
                                                                         President, Secretary and Chief Legal Officer
                                                                         (prior to April 2005)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Susan A. Pereira(4)         Assistant Secretary         July 2005        Massachusetts Financial Services Company, Vice
(born 11/05/70)             and Assistant Clerk                          President and Senior Counsel (since June 2004);
                                                                         Bingham McCutchen LLP (law firm), Associate
                                                                         (January 2001 to June 2004)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Mark N. Polebaum(4)            Secretary and          February 2006      Massachusetts Financial Services Company,
(born 05/01/52)               Assistant Clerk                            Executive Vice President, General Counsel and
                                                                         Secretary (since January 2006); Wilmer Cutler
                                                                         Pickering Hale and Dorr LLP (law firm), Partner
                                                                         (prior to January 2006)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Frank L. Tarantino           Independent Chief        September 2004     Tarantino LLC (provider of compliance services),
(born 03/07/44)              Compliance Officer                          Principal (since June 2004); CRA Business
                                                                         Strategies Group (consulting services),
                                                                         Executive Vice President (April 2003 to June
                                                                         2004); David L. Babson & Co. (investment
                                                                         adviser), Managing Director, Chief
                                                                         Administrative Officer and Director (February
                                                                         1997 to March 2003)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
James O. Yost(4)            Assistant Treasurer         April 1992       Massachusetts Financial Services Company,
(born 06/12/60)                                                          Senior Vice President

-------------------------------------------------------------------------------------------------------------------------

------------
(1) Date first appointed to serve as Trustee/Officer of a MFS/Sun Life Product. Each Trustee has served continuously since appointment.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Sun Life of Canada (U.S.), within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Series. The address of Sun
    Life of Canada (U.S.) is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.
(4) "Interested person" of MFS within the meaning of the 1940 Act. The address of MFS is 500 Boylston Street, Boston,
    Massachusetts 02116.

The Series do not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms.
Each Trustee and officer holds office until his or her successor is chosen and qualified, or until his or her earlier death, resignation, retirement or removal.

All Trustees currently serve as Trustees of the Series and have served in that capacity since originally elected or appointed.
All of the Trustees are also Managers of the Compass Variable Accounts. The executive officers of the MFS Sun Life Series
Trust hold similar offices for the Compass Variable Accounts and other funds in the MFS fund complex. Each Trustee serves as a
Trustee or Manager of 34 Accounts/Series.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-752-7215.

MFS/SUN LIFE SERIES TRUST

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS.

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Trust's investment advisory agreements with Massachusetts Financial Services Company (MFS) on behalf of the Series. The Trustees consider matters bearing on the Series and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Series. The independent Trustees were assisted in their evaluation of the investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS management during various contract review meetings. The independent Trustees were also assisted in this process by the Series' Independent Chief Compliance Officer, a full-time senior officer of the Series appointed by and reporting to the independent Trustees.

In connection with their deliberations, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreements were considered separately for each Series, although the Trustees also took into account the common interests of all Series in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Trust.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of each Series for various time periods ended December 31, 2005, compared to the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on each Series' advisory fees and other expenses compared to the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of its other clients, including institutional separate account and other clients, (iv) information as to whether, and to what extent applicable, expense waivers, reimbursements or fee "breakpoints" are observed for a Series, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Series,
(vi) MFS' views regarding the outlook for the mutual fund industry and its strategic business plans, (vii) descriptions of various functions performed by MFS for the Trust, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Series. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified, and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusions as to the continuation of the investment advisory agreements were based on comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below for each Series, while individual Trustees may have given different weight to various factors and evaluated the information presented as a whole differently than another Trustee. The Trustees recognized that the fee arrangements for the Series reflect years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees compared each Series' total return investment performance to the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Series' Initial Class shares in comparison to the performance of funds in its Lipper performance universe over the one-, three- and five-year periods. The Trustees did not rely on performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS during contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. For Series whose performance lagged their peer groups, they discussed the factors that contributed thereto and MFS' efforts to improve such Series' performance. After reviewing this information, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of each Series' advisory fee, the Trustees considered, among other information, each Series' advisory fee and the total expense ratio of the Series' Initial Class shares as a percentage of average net assets, compared to the advisory fee and total expense ratios of other comparable funds based on information provided by Lipper Inc. and MFS. The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered the generally broader scope of services provided by MFS to the Trust than those provided to institutional accounts. The Trustees also considered the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Series, and the impact on MFS and related expenses due to the more extensive regulatory regime to which the Series are subject, compared to institutional accounts.

The Trustees also considered whether a Series is likely to benefit from any economies of scale due to future asset growth. In this regard, the Trustees reviewed the adequacy of breakpoints and discussed with MFS any adjustments necessary for the shareholders' benefits.

The Trustees also considered information prepared by MFS relating to its costs and profits with respect to the Series and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the Series and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described below, the Trustees concluded that the advisory fees charged to the Series represent reasonable compensation in light of the nature and quality of the services being provided by MFS.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Series. The Trustees also considered the financial resources of MFS and its parent, Sun Life Financial Inc. The Trustees further considered any advantages and possible disadvantages of having an adviser which also serves other investment companies as well as institutional accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Series by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including the 12b-1 fees the Series pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges on the Series' behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Series were satisfactory. The Trustees also considered the benefits to MFS from the use of the Series' portfolio brokerage commissions to pay for research and other similar services (including MFS' policy not to use "soft dollars" generated by fund portfolio transactions to pay for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Trust, and determined that any such benefits derived by MFS were reasonable and fair.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the investment advisory agreements should be continued for an additional one-year period, commencing September 1, 2006.

CAPITAL APPRECIATION SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 5th quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 4th quintile for the three-year period and the 5th quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and MFS' explanation of steps taken to improve performance, the Board of Trustees concluded that the Series' performance was adequate.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each approximately at the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. In addition, the Trustees considered that MFS observes a total expense limitation for the Series. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

EMERGING GROWTH SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 3rd quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 3rd quintile for the three-year period and the 5th quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and MFS' explanation of steps taken to improve performance, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each approximately at the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

GLOBAL GROWTH SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 5th quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 3rd quintile for the three-year period and the 3rd quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and MFS' explanation of recent steps taken to improve performance, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate was below the median and total expense ratio was approximately at the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

MASSACHUSETTS INVESTORS TRUST SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 2nd quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 2nd quintile for the three-year period and the 3rd quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each at the median of such fees and expenses of funds in the Lipper expense group. They noted that the Series' advisory fee rate schedule is not currently subject to any breakpoints. In addition, the Trustees considered that MFS observes a total expense limitation for the Series. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided by MFS, and determined not to recommend any advisory fee breakpoints for the Series at this time.

MID CAP GROWTH SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 5th quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 4th quintile for the three-year period ended and the 5th quintile for the five-year period December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and MFS' explanation of steps taken to improve performance, the Board of Trustees concluded that the Series' performance was adequate.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate was below the median and total expense ratio was approximately at the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. In addition, the Trustees considered that MFS agreed to observe a total expense limitation for the Series. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

RESEARCH SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 2nd quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 3rd quintile for the three-year period and the 4th quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each approximately at the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

TOTAL RETURN SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 5th quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 3rd quintile for the three-year period and the 1st quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and MFS' explanation of recent steps taken to improve performance, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each above the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. In addition, the Trustees considered that MFS observes a total expense limitation for the Series. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

UTILITIES SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 1st quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 1st quintile for the three-year period and the 1st quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate was above the median and total expense ratio was approximately at the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

A discussion regarding the Board's most recent review and renewal of the series' Investment Advisory Agreement with MFS is available by clicking on "Sun Life Annuities" in the "Products and Performance" section of the MFS Web site (mfs.com).

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

    o data from investment applications and other forms
    o share balances and transactional history with us, our affiliates, or others
    o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

MFS/SUN LIFE SERIES TRUST

INVESTMENT ADVISER

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

CUSTODIAN AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110-2875

PROXY VOTING POLICIES AND INFORMATION

A general description of the series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how each series voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. Each series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal Revenue Code.

The Total Return Series designates $69,829,820 as capital gain dividends paid during the fiscal year.

For corporate shareholders, the percentages of the ordinary income dividends paid during the fiscal year that qualify for the corporate dividends received deduction are as follows:

                                                       DIVIDENDS
                                                        RECEIVED
                                                       DEDUCTIONS
              ---------------------------------------------------
              Capital Appreciation Series ............   100.00%
              Global Growth Series ...................    49.76%
              Massachusetts Investors Trust Series ...   100.00%
              Research Series ........................   100.00%
              Total Return Series ....................    28.27%
              Utilities Series .......................    30.49%

Income derived from foreign sources for the Global Growth Series was $1,991,105. The Global Growth Series intends to pass through foreign tax credits of $110,970 for the fiscal year.



Sun Life Financial Distributors Inc.

                                                                SUN-B-ANN-2/07

                 MFS(R)/SUN LIFE SERIES TRUST [graphic omitted]

                       ANNUAL REPORT o DECEMBER 31, 2006

           Capital Opportunities Series
           Core Equity Series
           International Growth Series
           Massachusetts Investors Growth Stock Series
           Mid Cap Value Series
           New Discovery Series
           Research International Series
           Strategic Growth Series
           Strategic Value Series
           Technology Series
           Value Series

TABLE OF CONTENTS

Letter from the CEO of MFS ................................................  1
Management Reviews ........................................................  1
Portfolio Composition .....................................................  8
Performance Summary ....................................................... 19
Expense Tables ............................................................ 26
Portfolio of Investments .................................................. 28
Financial Statements ...................................................... 49
Notes to Financial Statements ............................................. 66
Report of Independent Registered Public Accounting Firm ................... 76
Trustees and Officers ..................................................... 77
Results of Shareholder Meeting (Unaudited) ................................ 81
Board Review of Investment Advisory Agreements ............................ 82
MFS(R) PRIVACY NOTICE ..................................................... 86
Proxy Voting Policies and Information ............................. Back Cover
Quarterly Portfolio Disclosure .................................... Back Cover
Federal Tax Information (Unaudited) ............................... Back Cover

------------------------------------------------------------------------------
THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF CONTRACT OWNERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
------------------------------------------------------------------------------

------------------------------------------------------------------------------
NOT FDIC INSURED      MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE
 NOT A DEPOSIT    NOT INSURED BY ANY FEDEAL GOVERNMENT AGENCY OR NCUA/NCUSIF
------------------------------------------------------------------------------

LETTER FROM THE CEO OF MFS

DEAR CONTRACT OWNERS,

The year 2006 proved to be a very good one for many of the world's financial markets. The U.S. stock market, as one notable example, posted strong gains as the Dow Jones Industrial Average hit record highs and the Standard & Poor's 500 Stock Index rose to levels not seen since 2000.

While investors were undoubtedly encouraged by these positive developments, we think it is important to maintain the proper perspective on what appears to be happening with the world's financial markets. Around the globe, economies seem to have reached a state of equilibrium. Both stock and bond markets have simply been less volatile than they were in years past. While there are many factors behind the low levels of volatility, one of the key reasons is that the U.S. Federal Reserve Board and other central banks around the world seem to have found the right formula for simultaneously promoting economic growth and keeping inflation under control.

This new, calmer state of affairs is no doubt welcomed by many investors, but with less volatility, the possibilities for earning exceptional returns also diminish. Investors may have to lower their expectations about what are reasonable returns from the markets. Those still looking for the types of returns they had been accustomed to in the past may have to work much harder to seek out those opportunities and perhaps also accept more risk than they customarily did. In any market climate, even in a relatively benign one, we think investors are still best served by spreading their holdings across a variety of investments that will give them exposure to a range of market opportunities and varying levels of risk.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    February 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MANAGEMENT REVIEWS

CAPITAL OPPORTUNITIES SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 14.32%, while Service Class shares provided a total return of 14.02%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 15.79% for the series' benchmark, the Standard & Poor's 500 Stock Index.

DETRACTORS FROM PERFORMANCE

Relative to the benchmark, health care, utilities and communications, and leisure were the portfolio's weakest-contributing sectors.

In health care, a combination of stock selection and an overweighted position hurt relative performance. Our positioning in medical device maker Advanced Medical Optics(c) was a factor in these disappointing results. Advanced Medical Optics struggled after the company lowered its earnings guidance for 2007. Management cited a slowdown in laser vision correction procedures and a slower-than-expected uptake of its multifocal intraocular lenses, especially in Europe, as reasons for its dampened outlook.

In the utilities and communications sector, not owning benchmark constituent AT&T detracted from relative performance as this stock posted strong gains over the reporting period.

In the leisure sector, it was a combination of stock selection and an underweighted position that dampened investment results. No individual securities in this sector were among the portfolio's top detractors.

Stocks in other sectors that had a negative impact on relative performance included poor-performing multimedia image provider Getty Images(c), package manufacturer Owens-Illinois(c), direct-sale computer vendor Dell, auto parts retailer Advance Auto Parts(c), online information portal Yahoo!, and global telecommunications equipment maker Nortel Networks(c)(g). Getty Images' stock fell due to a slowing image market that led to a depressed revenue trend.

The portfolio's cash position was also a detractor from relative performance. The portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the portfolio's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

Retailing, consumer staples, and technology were the portfolio's top contributing sectors to relative performance over the period. In all three sectors, stock selection was the key factor.

In retailing, the portfolio's positioning in strong-performing specialty used-car dealer CarMax(c) had a positive impact on relative returns. CarMax's stock price appreciated due to strong store traffic, particularly in the company's new Atlanta buying center. Our holdings in discount department store Kohl's(g) also helped as this stock outperformed the benchmark.

In the consumer staples sector, our positioning in global food company Nestle S.A.(c) was beneficial to relative results. In technology, strong contributors included network equipment company Cisco Systems and enterprise software giant Oracle.

Elsewhere, our holdings in billing software company Amdocs Ltd.(c)(g), media conglomerate Walt Disney(g), and property and casualty insurer The St. Paul Travelers Cos. aided relative results. Not holding weak-performing benchmark constituents, General Electric and UnitedHealth Group, also helped.

During the reporting period, the portfolio's currency exposure contributed to relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

CORE EQUITY SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 13.74%, while Service Class shares provided a total return of 13.44%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 15.72% for the series' benchmark, the Russell 3000 Index. The Russell 3000 Index became the series' benchmark effective July 20, 2006. For the period December 31, 2005 to July 19, 2006, the series' benchmark was the Standard & Poor's 500 Stock Index (S&P 500 Index). The return for the S&P 500 Index for the twelve months ended December 31, 2006 was 15.79%.

DETRACTORS FROM PERFORMANCE

Stock selection in the leisure sector was the greatest detractor from relative performance over the period. Within this sector, satellite radio service company XM Satellite Radio(g) hurt results. XM Satellite Radio's share price was under pressure due to weaker-than-expected subscriber growth and a slower rollout of new products.

Security selection in the utilities and communications sector also held back results. Our positioning in wireless services provider Sprint Nextel(g) was a top detractor. Shares of Sprint Nextel struggled after the company lowered its wireless subscriber guidance for 2006. In addition, we believe that its merger integration with Nextel has disappointed investors. Not holding strong-performing telecommunications services provider BellSouth also hindered relative performance.

In the financial services sector, stock selection had a negative impact on relative returns. Student loans provider SLM Corp. (Sallie Mae) and investment management firm Legg Mason were among the portfolio's largest detractors. Legg Mason's shares suffered after the company continued to miss their quarterly earnings targets as expenses were greater than anticipated.

Individual stocks in other sectors that detracted from relative results included flash memory storage products maker SanDisk, managed health services company Health Net(g), newsprint manufacturer Abitibi-Consolidated(c)(g), integrated logistics company UTi Worldwide(c), and pharmaceuticals manufacturer Eli Lilly.

CONTRIBUTORS TO PERFORMANCE

Security selection in the energy, health care, and consumer staples sectors benefited relative results. Within energy, our overweighted position in integrated oil and gas company Hess was a top contributor. In health care, health insurance and Medicare/Medicaid provider UnitedHealth Group was another positive contributor. Avoiding United Healthcare for a majority of the period and buying our position opportunistically had a positive effect on our relative results. No individual stocks in the consumer staples sector were among the portfolio's top contributors.

An underweighted position in the special products and services sector also helped relative performance. No individual securities within this sector were among the portfolio's top contributors.

Stocks in other sectors that boosted relative results included diversified technology company Corning(g), enterprise software provider Salesforce.com, defense contractor Lockheed Martin, and agrichemical products company Monsanto. Elsewhere, wireless services provider Rogers Communications(c), business intelligence software company MicroStrategy(g), sporting goods maker NIKE, and computer products and services provider Hewlett-Packard benefited results.

INTERNATIONAL GROWTH SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 26.04% while the Service Class shares provided a total return of 25.75%. These returns do not reflect any applicable surrender or contract charges and compare with a return of 22.69% for the series' benchmark, the MSCI EAFE Growth Index.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the retailing sector was a positive factor in the portfolio's relative performance led by our overweighted position in Hong Kong-based consumer products export trading and logistics company Li & Fung.

Stock selection in the utilities and communications sector also boosted results. Wireless communications company China Mobile(c) (Hong Kong), telecommunications company Telenor (Norway), electric utility company Iberdrola(g) (Spain) were among the portfolio's top contributors. The stock price of Iberdrola benefited from merger speculation taking place in the European utilities industry.

Stock selection and, to a lesser extent, our overweighted positioning in the financial services sector had a positive impact on results. Financial services firm Bank of Cyprus(c), banking firms Raiffeisen International Bank Holding (Austria) and Bank Rakyat Indonesia(c)(g), bolstered relative returns. Avoiding weak-performing diversified financial services firm Mitsubishi UFJ Financial Group (Japan) also helped.

Stock selection in the energy sector also strengthened relative returns, although no individual stocks within this sector were among the portfolio's top contributors.

Elsewhere, biopharmaceutical company Actelion(c) (Switzerland) was the largest contributor to relative performance over the period. The company's stock price climbed significantly due to the accelerating growth of its main drug, Tracleer (a treatment for pulmonary arterial hypertension) and the weakening competition facing this drug. Avoiding poor-performing technology investment firm Softbank (Japan) also aided results.

DETRACTORS FROM PERFORMANCE

Consumer finance firms, AEON Credit Service (Japan) and Aiful(c)(g) (Japan), were among the portfolio's most significant individual detractors. Aiful struggled during the period in an increasingly difficult regulatory, business, and media environment for consumer finance companies. Our positions in microchip and electronics manufacturer Samsung Electronics(c) (South Korea) and industrial adhesive tapes maker Nitto Denko (Japan) also dampened results.

During the reporting period, currency exposure was a detractor from relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

The portfolio's cash position was also a detractor from relative performance. The portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the portfolio's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

MASSACHUSETTS INVESTORS GROWTH STOCK SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 7.67%, while Service Class shares provided a total return of 7.42%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 9.07% for the series' benchmark, the Russell 1000 Growth Index.

DETRACTORS FROM PERFORMANCE

Stock selection and our positioning in the technology sector held back performance relative to the benchmark. Within this sector, networking chip maker Marvell Technology Group(c), data storage systems provider EMC Corp., and flash memory products maker SanDisk were among the portfolio's top detracting holdings. Weakness in Marvell's stock was due, in part, to a dilutive acquisition, a stock option backdating investigation, and disappointing second and third quarter operating results. EMC's stock was under pressure after the company pre-announced weak second quarter results. Customer demand for its next generation high end storage product was under- estimated, causing shipping delays.

Stock selection in the leisure sector, driven by our holding in Carnival Cruise Line(c)(g), held back relative performance. Softening demand for Carnival's Caribbean cruises, primarily in the low and mid level brands, combined with rising fuel costs, caused Carnival to reduce its 2006 earnings guidance early in the year. Not holding strong-performing cable company Comcast also detracted from results.

A combination of stock selection and an underweighted position in the strong-performing consumer staples sector hurt relative returns. No individual holdings within this sector were among the portfolio's top detractors.

There were a number of stocks in the health care sector that hurt relative performance. Biotechnology firm Genzyme, medical device maker Advanced Medical Optics, and cardiovascular medical devices manufacturer St. Jude Medical were among the top detractors. Shares of Genzyme declined after the company missed their first quarter earnings target and reported slightly lower sales of drugs, Fabrazyme and Synvisc. Higher operating expenses also held back the stock's performance. Advanced Medical Optics struggled after the company lowered its earnings guidance for 2007. Management cited a slowdown in laser vision correction procedures and a slower-than-expected uptake of its multifocal intraocular lenses, especially in Europe, as reasons for its dampened outlook.

In retailing, home products retailer Williams-Sonoma and specialty apparel retailer Chico's(g) were among the top detractors. At Williams-Sonoma, strong sales from the company's emerging brands were unable to offset weaker sales from their core brands. Weakness in the Chico's brand and heavy investments in its younger concepts pressured the company's results throughout the period.

CONTRIBUTORS TO PERFORMANCE

Stock selection and an underweighted position in the energy sector helped relative performance, although no individual names within this sector were among the top contributors to relative results.

Stock selection in the basic materials and special products and services sectors also aided relative returns. Within special products and services, billing software company Amdocs Ltd.(c) was a strong performer relative to the benchmark. Amdocs continued to benefit from two secular trends within the communications sector: telecommunications carrier consolidation and the convergence of wireless, wireline, and cable. No individual holdings within the basic materials sector were among the top contributors.

The portfolio's underweighted position in transportation, a sector that lagged the overall benchmark, also benefited relative results.

Elsewhere, network equipment company Cisco Systems and wireless communications provider America Movil(c) were strong contributors over the period. Cisco's shares rose as the company reported strong earnings. In the latter half of the period, the company gave better-than-expected fiscal second quarter guidance and reiterated their confidence that the company's full year earnings would be at the high end of their projected range. America Movil gained on continued strength in subscriber growth and stable ARPUs (average revenue per user).

Casino resorts operator Las Vegas Sands and slot machine maker International Game Technology(g) contributed to results.

Other stocks that boosted relative returns included biotechnology companies Celgene and Gilead Sciences(g), wireless equipment company QUALCOMM, and investment banking firm Morgan Stanley.

During the reporting period, currency exposure was a contributor to relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

MID CAP VALUE SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 11.30%, while Service Class shares provided a total return of 11.01%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 20.22% for the series' benchmark, the Russell Midcap Value Index.

DETRACTORS FROM PERFORMANCE

Stock selection in the basic materials sector was the primary detractor from relative performance over the period. Individual holdings within this sector that hurt results included package manufacturer Owens-Illinois(g), paper products company Smurfit-Stone Container, and newsprint maker Bowater(c)(g). Owens-Illinois was hurt by higher energy costs and disappointing results from its operational improvement initiatives. Bowater was also affected by energy costs as well as weaker demand for newsprint.

A combination of security selection and our overweighted position in the technology sector detracted from relative returns. Within this sector, global telecommunications equipment company Nortel Networks(c)(g) and flash memory storage products maker SanDisk were among the portfolio's top relative detractors.

Stock selection in the health care sector also detracted from results, although no stocks within this sector were among the top detractors.

Other stocks that held back results included retail real estate operator Mills Corporation(c)(g), homebuilder D.R. Horton, and newspaper publisher Lee Enterprises. Not owning strong-performing benchmark constituent Archer Daniels Midland (ADM), an agricultural production company, also dampened relative returns.

CONTRIBUTORS TO PERFORMANCE

Security selection in the utilities and communications sector was the principal contributor to relative results. Within this sector, our position in local communications service provider Embarq, a recent spin-off of Sprint Nextel, contributed to performance. Driven by increases in high speed Internet revenues, results at Embarq exceeded market expectations. Natural gas company Williams Companies and electric power suppliers, American Electric Power and Northeast Utilities, also helped.

Stock selection in the energy sector aided results, with drill-rig operator GlobalSantaFe(c) and oil and gas explorer Riata Energy(c)(g) among the portfolio's top relative contributors.

Elsewhere, the portfolio benefited from our positions in specialty mattress maker Tempur-Pedic International(c), casino resorts operator MGM MIRAGE(c), and real estate investment trust Equity Office Properties.

NEW DISCOVERY SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 13.17%, while Service Class shares provided a total return of 12.90%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 13.35% for the series' benchmark, the Russell 2000 Growth Index.

DETRACTORS FROM PERFORMANCE

A combination of stock selection and an overweighted position in the health care sector held back relative performance. Overweighted positions in medical equipment company Aspect Medical Systems and medical device makers, Cyberonics and Thoratec, led to disappointing results as all three stocks underperformed the benchmark. Aspect Medical has penetrated close to 50% of operating rooms in the U.S. with their hospital room monitoring system (BIS), and sales growth of monitors has been strong. Nevertheless, the stock was under pressure because of concerns about the slowing of growth in the company's sensors product. Cyberonics' stock price declined after the company lowered revenue guidance for their first fiscal quarter of 2007 and delayed expectations for profitability. Investigations into the company's stock options practices led to a delay in the company's SEC filing and uncertainty as to whether NASDAQ would delist its stock.

Stock selection in the consumer staples sector and a combination of stock selection and an underweighted position in the basic materials sector also dampened investment results. No individual securities in either of these sectors were among the portfolio's top detractors.

Stocks in other sectors that hurt relative returns included LED semiconductor maker Cree, Inc.(c), casual dining restaurant Red Robin Gourmet Burgers, game software developer Take-Two Interactive Software(g), automatic card shuffling device maker Shuffle Master, vision systems producer Cognex(g), retail chain operator Hot Topic(g), and flash memory disk maker Msystems(c)(g).

CONTRIBUTORS TO PERFORMANCE

Stock selection in the special products and services sector contributed to the portfolio's relative performance over the reporting period. Our positioning in managed network services provider Equinix and computer software company Open Solutions(g) strengthened relative results. Equinix's stock price benefited from strong demand and its ability to increase pricing on its products and services.

Stock selection also helped in the technology sector. Our holdings in data recording products provider NICE Systems(c) and speech and imaging software firm Nuance Communications aided results as both stocks delivered strong performance.

The portfolio's underweighted position in the relatively weak autos and housing sector benefited relative returns. No individual securities in this sector were among the portfolio's top contributors.

Elsewhere, the portfolio's positioning in permanent birth control device maker Conceptus, global communications and information services company Level 3 Communications(c), infrastructure services providers InfraSource Services and Quanta Services, quick service eatery Chipotle Mexican Grill, and retailer CarMax contributed to relative performance.

RESEARCH INTERNATIONAL SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 27.47%, while the Service Class shares provided a total return of 27.25%. These returns do not reflect any applicable surrender or contract charges and compare with a return of 26.86% for the series' benchmark, the MSCI EAFE Index.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the energy sector boosted performance relative to the benchmark. Integrated oil company LUKOIL(c)(g) (Russia) and steel tubes manufacturer Vallourec (France) were among the top contributors in this sector. Avoiding integrated oil company BP Amoco (UK) also helped as this company underperformed the benchmark.

Stock selection in the utilities and communications sector enhanced relative performance. Strong performers in this sector included telecommunications company Telenor (Norway), energy and utility operations company SUEZ (France), and electric utility company Iberdrola(g) (Spain). The stock price of Iberdrola benefited from merger speculation in the European utilities industry.

Stock selection in the basic materials sector also had a positive effect on the portfolio's relative returns. This was led by steel producer Arcelor Mittal(c)(g) (Luxembourg) and agrochemical company Sygenta (Switzerland).

Stocks in other sectors that contributed to results included biopharmaceutical company Actelion(c) (Switzerland) and video game console maker Nintendo (Japan). Actelion was the largest contributor to the portfolio's relative performance over the period. The company's stock price climbed significantly due to the accelerating growth of its main drug, Tracleer (a treatment for pulmonary arterial hypertension), and the weakening competition facing this drug.

DETRACTORS FROM PERFORMANCE

Stock selection in the financial services sector was the principal factor holding back relative performance. Consumer finance firms Aiful(g) (Japan), AEON Credit Services (Japan), and Takefuji(g) (Japan), real estate investment consulting firm K.K. Davinci Advisors(g) (Japan), and diversified financial services firm Mitsubishi UFJ Financial Group (Japan) were among the portfolio's largest detractors. Aiful and Takefuji struggled during the period in an increasingly difficult regulatory, business, and media environment for consumer finance companies.

Elsewhere, microchip and electronics manufacturer Samsung Electronics(c) (South Korea), basic chemicals, resin, and plastics maker Kaneka(g) (Japan), and electronics retailer Yamada Denki(g) (Japan) detracted from results. Shares of Samsung suffered as a result of disappointing earnings in first half of the period. Our overweighted position in pharmaceutical company GlaxoSmithKline
(UK) also hurt as this stock underperformed the benchmark.

During the reporting period, currency exposure was a detractor from relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

The portfolio's cash position was also a detractor from relative performance. The portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the portfolio's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

STRATEGIC GROWTH SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 6.58%, while Service Class shares provided a total return of 6.37%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 9.07% for the series' benchmark, the Russell 1000 Growth Index.

DETRACTORS FROM PERFORMANCE

A combination of stock selection and an overweighted position in the technology sector held back relative performance. Top detractors included network equipment manufacturer Juniper Networks, networking chip maker Marvell Technology Group(c), online information portal Yahoo!, flash memory storage products company SanDisk, and global telecommunications equipment company Nortel Networks(c)(g). Juniper Networks' stock was under pressure due, in part, to an investigation into the company's stock options practices and lowered earnings guidance in its outlook for the second half of the 2006 year. The source of disappointing results at Marvell included a dilutive acquisition, a stock options backdating investigation, and disappointing second and third quarter operating results. We believe that Nortel's lowered earnings guidance and general pricing pressures led to the stock's decline.

A combination of stock selection and an overweighted position in the health care sector hurt relative results over the period. Cardiovascular medical device maker St. Jude Medical detracted from performance as this stock underperformed the benchmark. Advanced Medical Optics pre-announced disappointing third quarter results citing a slowdown in laser vision correction procedures, and a slower than expected uptake for multifocal lenses, specifically in Europe. Later in the year, the company was forced to recall eye care products manufactured in a plant in China due to manufacturing issues.

The portfolio's underweighted position in the industrial goods and services sector was a detractor from relative performance. Strong performance from industrial automation products manufacturer Rockwell Automation was not enough to offset our underweighted position in the sector.

Stocks in other sectors that hurt relative performance included online auctioneer eBay and multimedia image provider Getty Images(g).

CONTRIBUTORS TO PERFORMANCE

A combination of stock selection and an overweighting in the leisure sector benefited performance over the period. Casino resorts operator Las Vegas Sands was a top contributor. The firm increased earnings and revenues throughout the year due, in part, to growth in its Sands Macau operations located in China.

Stock selection and an overweighted position in the utilities and communications sector were the principal factors in sustaining the portfolio's relative performance. Latin American wireless communications firm American Movil(c) and broadcast and communications tower management firm American Tower were among the portfolio's top contributors.

Stock selection in the retailing sector was also an area of strength during the period, although no individual securities within this sector were among the top contributors.

Other significant contributors to relative performance included biotechnology companies Celgene and Gilead Sciences along with our underweighted position in poor-performing chip giant Intel.

STRATEGIC VALUE SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 14.16%, while Service Class shares provided a total return of 13.92%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 22.25% for the series' benchmark, the Russell 1000 Value Index.

DETRACTORS FROM PERFORMANCE

A combination of stock selection and an overweighted position in the technology sector hurt relative performance. In this sector, global telecommunications equipment company Nortel Networks(c) was a top detractor. We believe that Nortel's lowered earnings guidance and general pricing pressures led to the stock's decline. Owning poor-performing direct-sale computer vendor Dell(c)(g) and software developer Compuware also dampened relative results.

Stock selection in the basic materials sector held back relative performance. Packaging manufacturer Owens-Illinois and newsprint maker Bowater(c) were among the portfolio's top detractors. Both stocks were affected by higher energy costs. Owens-Illinois was also hurt by the company's disappointing results from its operational improvement initiatives. Bowater's stock was under pressure due to weaker demand for newsprint.

Stock selection and, to a lesser extent, an underweighting in the energy sector led to disappointing results. Avoiding Exxon Mobil detracted from results as the stock outperformed the benchmark over the period.

Stocks in other sectors that detracted from relative returns included wireless provider Sprint Nextel(g), financial services firm Conseco, and home improvement products maker Masco. Sprint Nextel's share price was down due to weaker-than-expected growth in subscribers and concerns regarding the quality of the firm's customer base.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the retailing sector contributed to the portfolio's relative performance. Office products retailer OfficeMax and retail chain operator Saks(g) were top contributors.

A combination of stock selection and an underweighting in the financial services sector aided relative results. Financial services firms Bank of New York and PNC Bank benefited performance as both stocks outperformed the benchmark over the reporting period. Not holding poor-performing insurer American International Group also helped.

Stock selection in the health care sector was another area of relative strength. Pharmaceutical company Merck(g) was among the portfolio's top contributors.

Other stocks that contributed to relative performance included strong-performing telecommunications service provider Verizon and electric power supplier FPL Group. Toy manufacturer Mattel and enterprise software giant Oracle(c)(g) proved positive as both firms performed well over the period.

TECHNOLOGY SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 21.97%, while Service Class shares provided a total return of 21.59%. These returns do not reflect any applicable contract or surrender charges and compare with a return of 8.98% for the series' benchmark, the Goldman Sachs Technology Industry Composite Index.

CONTRIBUTORS TO PERFORMANCE

Strong stock selection and, to a lesser extent, an overweighted position in the Internet industry were the principal factors contributing to the portfolio's relative performance. Our investments in Chinese search engine Baidu.com(c) and Chinese Internet operator Tencent Holdings(c) contributed to relative performance. On the other hand, not holding online information portal Yahoo! added to relative results as this stock underperformed the benchmark over the reporting period.

Stock selection in the business services industry also aided relative performance. Strong-performing managed network services company Equinix and information technology consulting services provider Cognizant Technology Solutions were top contributors.

Stock selection in the computer software industry was also a positive factor. Overweighting business intelligence software firm MicroStrategy(c)(g) aided relative results.

Elsewhere, the portfolio's underweighting in weak-performing wireless communications software firm QUALCOMM(g) and not holding online auctioneer eBay also helped as both stocks underperformed the benchmark. Entertainment and games software company Capcom(c) and electronic and power supply manufacturer Delta Electronics(c)(g) were also among the portfolio's top contributors.

DETRACTORS FROM PERFORMANCE

Stock selection in the network and telecommunications industry detracted from performance relative to the benchmark. Global telecommunications equipment company Nortel Networks and network equipment manufacturer Juniper Networks were top detractors. Nortel's lowered earnings guidance and general pricing pressures led to the stock's decline. Juniper Networks' shares were under pressure due, in part, to an investigation into the company's stock options practices and lowered earnings guidance in its outlook for the second half of the 2006 year.

The portfolio's underweighted position in the computer systems industry was a key factor in relative underperformance. Underweighting strong-performing computer products and services company Hewlett-Packard, and not holding computer company IBM, hurt performance. Vision systems Cognex(c)(g) also detracted from results.

Other stocks that detracted from performance included overweighted positions in flash memory storage products company SanDisk and networking chip maker Marvell Technology Group. The sources of disappointing results at Marvell included a dilutive acquisition, a stock options backdating investigation, and disappointing second and third quarter operating results. Not holding software giant Microsoft(c) and positioning in computer software firm Filenet(g) also hurt relative results.

VALUE SERIES

SUMMARY OF RESULTS

For the twelve months ended December 31, 2006, Initial Class shares of the series provided a total return of 20.96%, while Service Class shares provided a total return of 20.66%. These compare with a return of 22.25% for the series' benchmark, the Russell 1000 Value Index.

DETRACTORS FROM PERFORMANCE

Security selection in the utilities and communications sector dampened relative results during the period. Our overweighted position in weak- performing wireless provider Sprint Nextel was a primary detractor from relative performance. The stock was down due to weaker-than-expected growth in subscribers and concern about the customer base. Overweighting Dominion Resources, a transmitter and distributor of electricity and natural gas, was also a drawback as this stock underperformed the benchmark. Not owning strong-performing benchmark constituents, Bellsouth and AT&T, also detracted.

Stock selection in the energy sector was another area of relative weakness. Underweighting Exxon Mobil detracted from results as the stock outperformed the Russell 1000 Value Index.

Stock selection in the basic materials sector was also a detractor, although no individual securities within this sector were among the portfolio's top detractors.

Elsewhere, health care company Johnson & Johnson hurt relative returns. Johnson & Johnson's share price was under pressure during the period due to concerns surrounding its pharmaceutical patent expirations and a maturation of the drug eluting stent business. Our overweighted positions in home improvement product maker Masco and railroad company Burlington Northern Santa Fe and not holding global financial services firm Morgan Stanley, also negatively affected relative returns.

The portfolio's cash position was also a detractor from relative performance. The portfolio holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the portfolio's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

Stock selection in the financial services sector was the most positive contributor to results. A principal factor helping performance was our overweighted position in investment banking firm Goldman Sachs. During the year, Goldman Sachs completed a substantial share repurchase program and delivered earnings results that exceeded expectations. Avoiding insurer American International Group helped performance as the stock lagged the benchmark over the period.

Stock selection in the industrial goods and services sector also helped performance relative to the benchmark. Our positioning in defense contractor Lockheed Martin(c) aided performance as the company continued to report quarterly results that exceeded expectations. As a result, this stock outperformed the broad benchmark. Overweighting Deere & Co. also helped as the company continued to turn in good quarterly results. Finally, avoiding General Electric stock positively affected performance as this company substantially lagged the benchmark.

Stock selection in the consumer staples sector also contributed to our results. Our positioning in Archer-Daniels Midland (ADM)(g), a processor of oilseeds, corn, and wheat, performed well on the back of improving secular trends. Owning Diageo PLC(c) was another source of relative return over the period.

Elsewhere, agrichemical company Syngenta(c) added to relative results as the stock outperformed over the period. Owning Cisco Systems(c) was also beneficial to performance as its shares appreciated significantly. Although the utilities and communications sector was a detractor overall, our overweighting of public utility holding company FPL Group within this sector was helpful.

During the reporting period, our currency exposure was a contributor to the portfolio's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the index.

(c) Security is not a benchmark constituent.
(g) Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PORTFOLIO COMPOSITION -- CAPITAL OPPORTUNITIES SERIES

PORTFOLIO STRUCTURE

              Common Stocks                              96.9%
              Cash & Other Net Assets                     3.1%

              TOP TEN HOLDINGS

              Johnson & Johnson                           3.0%
              ------------------------------------------------
              Nestle S.A.                                 3.0%
              ------------------------------------------------
              Wyeth                                       3.0%
              ------------------------------------------------
              Tyco International Ltd.                     2.8%
              ------------------------------------------------
              Amgen, Inc.                                 2.7%
              ------------------------------------------------
              St. Paul Travelers Cos., Inc.               2.5%
              ------------------------------------------------
              First Data Corp.                            2.5%
              ------------------------------------------------
              Altria Group, Inc.                          2.3%
              ------------------------------------------------
              Berkshire Hathaway, Inc. "B"                2.1%
              ------------------------------------------------
              JPMorgan Chase & Co.                        2.1%
              ------------------------------------------------

              COMMON STOCK SECTORS

              Financial Services                         18.9%
              ------------------------------------------------
              Health Care                                18.3%
              ------------------------------------------------
              Technology                                 13.1%
              ------------------------------------------------
              Retailing                                   8.9%
              ------------------------------------------------
              Energy                                      8.0%
              ------------------------------------------------
              Special Products & Services                 7.8%
              ------------------------------------------------
              Consumer Staples                            7.0%
              ------------------------------------------------
              Basic Materials                             5.7%
              ------------------------------------------------
              Industrial Goods & Services                 4.2%
              ------------------------------------------------
              Leisure                                     2.0%
              ------------------------------------------------
              Utilities & Communications                  1.7%
              ------------------------------------------------
              Autos & Housing                             1.3%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- CORE EQUITY SERIES

PORTFOLIO STRUCTURE

              Common Stocks                              98.7%
              Cash & Other Net Assets                     1.3%

              TOP TEN HOLDINGS

              Exxon Mobil Corp.                           3.4%
              ------------------------------------------------
              Altria Group, Inc.                          3.1%
              ------------------------------------------------
              Hewlett-Packard Co.                         2.3%
              ------------------------------------------------
              Wyeth                                       2.0%
              ------------------------------------------------
              Bank of America Corp.                       1.8%
              ------------------------------------------------
              JPMorgan Chase & Co.                        1.6%
              ------------------------------------------------
              Eli Lilly & Co.                             1.5%
              ------------------------------------------------
              Countrywide Financial Corp.                 1.4%
              ------------------------------------------------
              American Express Co.                        1.4%
              ------------------------------------------------
              NIKE Inc., "B"                              1.4%
              ------------------------------------------------

              COMMON STOCK SECTORS

              Financial Services                         21.8%
              ------------------------------------------------
              Technology                                 14.3%
              ------------------------------------------------
              Health Care                                12.6%
              ------------------------------------------------
              Energy                                      8.1%
              ------------------------------------------------
              Utilities & Communications                  7.1%
              ------------------------------------------------
              Consumer Staples                            6.6%
              ------------------------------------------------
              Industrial Goods & Services                 6.3%
              ------------------------------------------------
              Retailing                                   6.2%
              ------------------------------------------------
              Leisure                                     5.7%
              ------------------------------------------------
              Basic Materials                             4.3%
              ------------------------------------------------
              Special Products & Services                 2.0%
              ------------------------------------------------
              Autos & Housing                             1.9%
              ------------------------------------------------
              Transportation                              1.8%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- INTERNATIONAL GROWTH SERIES

PORTFOLIO STRUCTURE

              Common Stocks                              98.8%
              Cash & Other Net Assets                     1.2%

              TOP TEN HOLDINGS

              Roche Holding AG                            2.9%
              ------------------------------------------------
              TOTAL S.A.                                  2.7%
              ------------------------------------------------
              LVMH Moet Hennessy Louis Vuitton S.A.       2.5%
              ------------------------------------------------
              HSBC Holdings PLC                           2.4%
              ------------------------------------------------
              GlaxoSmithKline PLC                         2.4%
              ------------------------------------------------
              Tesco PLC                                   2.3%
              ------------------------------------------------
              BHP Billiton Ltd.                           2.1%
              ------------------------------------------------
              UBS AG                                      2.0%
              ------------------------------------------------
              WPP Group PLC                               1.9%
              ------------------------------------------------
              Nestle S.A.                                 1.8%
              ------------------------------------------------

              COMMON STOCK SECTORS

              Financial Services                         20.8%
              ------------------------------------------------
              Technology                                 12.1%
              ------------------------------------------------
              Retailing                                  10.0%
              ------------------------------------------------
              Health Care                                 9.2%
              ------------------------------------------------
              Consumer Staples                            9.0%
              ------------------------------------------------
              Leisure                                     8.3%
              ------------------------------------------------
              Basic Materials                             7.6%
              ------------------------------------------------
              Energy                                      6.9%
              ------------------------------------------------
              Utilities & Communications                  6.0%
              ------------------------------------------------
              Industrial Goods & Services                 4.8%
              ------------------------------------------------
              Autos & Housing                             3.4%
              ------------------------------------------------
              Special Products & Services                 0.7%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United Kingdom                             16.2%
              ------------------------------------------------
              Japan                                      14.7%
              ------------------------------------------------
              France                                     10.8%
              ------------------------------------------------
              Switzerland                                10.2%
              ------------------------------------------------
              Germany                                     5.4%
              ------------------------------------------------
              Norway                                      3.5%
              ------------------------------------------------
              Hong Kong                                   3.4%
              ------------------------------------------------
              Italy                                       3.1%
              ------------------------------------------------
              South Korea                                 2.7%
              ------------------------------------------------
              Other Countries                            30.0%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- MASSACHUSETTS INVESTORS GROWTH STOCK SERIES

PORTFOLIO STRUCTURE

              Common Stocks                              96.2%
              Cash & Other Net Assets                     3.8%

              TOP TEN HOLDINGS

              Cisco Systems, Inc.                         3.9%
              ------------------------------------------------
              General Electric Co.                        2.9%
              ------------------------------------------------
              Intel Corp.                                 2.8%
              ------------------------------------------------
              Johnson & Johnson                           2.4%
              ------------------------------------------------
              Procter & Gamble Co.                        2.3%
              ------------------------------------------------
              Microsoft Corp.                             2.3%
              ------------------------------------------------
              Google, Inc., "A"                           2.2%
              ------------------------------------------------
              Adobe Systems, Inc.                         1.9%
              ------------------------------------------------
              Medtronic, Inc.                             1.9%
              ------------------------------------------------
              Amdocs Ltd.                                 1.9%
              ------------------------------------------------

              COMMON STOCK SECTORS

              Technology                                 23.1%
              ------------------------------------------------
              Health Care                                19.6%
              ------------------------------------------------
              Financial Services                         10.0%
              ------------------------------------------------
              Industrial Goods & Services                 9.0%
              ------------------------------------------------
              Retailing                                   7.4%
              ------------------------------------------------
              Special Products & Services                 6.8%
              ------------------------------------------------
              Consumer Staples                            6.1%
              ------------------------------------------------
              Leisure                                     5.4%
              ------------------------------------------------
              Energy                                      4.2%
              ------------------------------------------------
              Basic Materials                             1.5%
              ------------------------------------------------
              Transportation                              1.4%
              ------------------------------------------------
              Utilities & Communications                  0.9%
              ------------------------------------------------
              Autos & Housing                             0.8%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- MID CAP VALUE SERIES

PORTFOLIO STRUCTURE

              Common Stocks                              98.9%
              Cash & Other Net Assets                     1.1%

              TOP TEN HOLDINGS

              Equity Office Properties Trust, REIT        2.7%
              ------------------------------------------------
              Embarq Corp.                                2.6%
              ------------------------------------------------
              Hess Corp.                                  2.5%
              ------------------------------------------------
              PG&E Corp.                                  2.4%
              ------------------------------------------------
              Equity Residential, REIT                    2.3%
              ------------------------------------------------
              Constellation Energy Group, Inc.            2.3%
              ------------------------------------------------
              American Electric Power Co., Inc.           2.2%
              ------------------------------------------------
              Eaton Corp.                                 1.8%
              ------------------------------------------------
              Genworth Financial Inc., "A"                1.8%
              ------------------------------------------------
              Pepco Holdings, Inc.                        1.8%
              ------------------------------------------------

              COMMON STOCK SECTORS

              Financial Services                         30.4%
              ------------------------------------------------
              Utilities & Communications                 19.1%
              ------------------------------------------------
              Autos & Housing                             6.3%
              ------------------------------------------------
              Technology                                  6.0%
              ------------------------------------------------
              Industrial Goods & Services                 5.9%
              ------------------------------------------------
              Retailing                                   5.8%
              ------------------------------------------------
              Consumer Staples                            5.1%
              ------------------------------------------------
              Health Care                                 5.1%
              ------------------------------------------------
              Leisure                                     4.3%
              ------------------------------------------------
              Energy                                      4.2%
              ------------------------------------------------
              Basic Materials                             3.3%
              ------------------------------------------------
              Special Products & Services                 2.2%
              ------------------------------------------------
              Transportation                              1.2%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- NEW DISCOVERY SERIES

PORTFOLIO STRUCTURE

              Common Stocks                              99.3%
              Cash & Other Net Assets                     0.7%

              TOP TEN HOLDINGS

              NICE Systems Ltd., ADR                      3.0%
              ------------------------------------------------
              ARM Holdings PLC                            1.9%
              ------------------------------------------------
              Millipore Corp.                             1.9%
              ------------------------------------------------
              MSC Industrial Direct Co., Inc. "A"         1.8%
              ------------------------------------------------
              Transaction Systems Architects, Inc.        1.8%
              ------------------------------------------------
              Red Robin Gourmet Burgers, Inc.             1.7%
              ------------------------------------------------
              Thoratec Corp.                              1.7%
              ------------------------------------------------
              Advanced Medical Optics, Inc.               1.7%
              ------------------------------------------------
              Nuance Communications, Inc.                 1.7%
              ------------------------------------------------
              CoStar Group, Inc.                          1.6%
              ------------------------------------------------

              COMMON STOCK SECTORS

              Health Care                                22.0%
              ------------------------------------------------
              Technology                                 21.7%
              ------------------------------------------------
              Special Products & Services                12.2%
              ------------------------------------------------
              Leisure                                     9.0%
              ------------------------------------------------
              Retailing                                   8.1%
              ------------------------------------------------
              Financial Services                          6.4%
              ------------------------------------------------
              Industrial Goods & Services                 6.1%
              ------------------------------------------------
              Energy                                      5.7%
              ------------------------------------------------
              Basic Materials                             2.7%
              ------------------------------------------------
              Consumer Staples                            2.1%
              ------------------------------------------------
              Autos & Housing                             1.4%
              ------------------------------------------------
              Utilities & Communications                  1.4%
              ------------------------------------------------
              Transportation                              0.5%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- RESEARCH INTERNATIONAL SERIES

PORTFOLIO STRUCTURE

              Common Stocks                              98.7%
              Cash & Other Net Assets                     1.3%

              TOP TEN HOLDINGS

              Royal Dutch Shell PLC, "A"                  2.5%
              ------------------------------------------------
              TOTAL S.A.                                  2.4%
              ------------------------------------------------
              GlaxoSmithKline PLC                         2.4%
              ------------------------------------------------
              Nestle S.A.                                 2.2%
              ------------------------------------------------
              E.ON AG                                     2.1%
              ------------------------------------------------
              Bayer AG                                    2.0%
              ------------------------------------------------
              UBS AG                                      2.0%
              ------------------------------------------------
              Royal Bank of Scotland Group PLC            2.0%
              ------------------------------------------------
              BNP Paribas                                 1.9%
              ------------------------------------------------
              BHP Billiton PLC                            1.9%
              ------------------------------------------------

              COMMON STOCK SECTORS

              Financial Services                         29.2%
              ------------------------------------------------
              Utilities & Communications                 10.6%
              ------------------------------------------------
              Basic Materials                            10.3%
              ------------------------------------------------
              Energy                                      7.8%
              ------------------------------------------------
              Healthcare                                  6.9%
              ------------------------------------------------
              Consumer Staples                            6.2%
              ------------------------------------------------
              Autos & Housing                             6.2%
              ------------------------------------------------
              Technology                                  6.2%
              ------------------------------------------------
              Leisure                                     5.1%
              ------------------------------------------------
              Retailing                                   4.7%
              ------------------------------------------------
              Industrial Goods & Services                 3.4%
              ------------------------------------------------
              Special Products & Services                 2.1%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United Kingdom                             20.0%
              ------------------------------------------------
              Japan                                      17.2%
              ------------------------------------------------
              France                                     13.5%
              ------------------------------------------------
              Germany                                    11.4%
              ------------------------------------------------
              Switzerland                                10.1%
              ------------------------------------------------
              Italy                                       4.3%
              ------------------------------------------------
              South Korea                                 3.3%
              ------------------------------------------------
              Norway                                      2.8%
              ------------------------------------------------
              Brazil                                      2.1%
              ------------------------------------------------
              Other Countries                            15.3%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- STRATEGIC GROWTH SERIES

PORTFOLIO STRUCTURE

              Common Stocks                              98.1%
              Cash & Other Net Assets                     1.9%

              TOP TEN HOLDINGS

              Cisco Systems, Inc.                         3.4%
              ------------------------------------------------
              Adobe Systems, Inc.                         3.0%
              ------------------------------------------------
              News Corp., "A"                             2.7%
              ------------------------------------------------
              Monsanto Co.                                2.5%
              ------------------------------------------------
              Roche Holding AG                            2.5%
              ------------------------------------------------
              American Express Co.                        2.2%
              ------------------------------------------------
              Lockheed Martin Corp.                       2.1%
              ------------------------------------------------
              UBS AG                                      2.1%
              ------------------------------------------------
              Intel Corp.                                 2.0%
              ------------------------------------------------
              Marvell Technology Group Ltd.               2.0%
              ------------------------------------------------

              COMMON STOCK SECTORS

              Technology                                 21.9%
              ------------------------------------------------
              Health Care                                19.6%
              ------------------------------------------------
              Financial Services                         12.4%
              ------------------------------------------------
              Leisure                                     7.7%
              ------------------------------------------------
              Industrial Goods & Services                 7.0%
              ------------------------------------------------
              Special Products & Services                 6.9%
              ------------------------------------------------
              Retailing                                   6.3%
              ------------------------------------------------
              Consumer Staples                            4.8%
              ------------------------------------------------
              Energy                                      4.1%
              ------------------------------------------------
              Utilities & Communications                  3.5%
              ------------------------------------------------
              Basic Materials                             2.5%
              ------------------------------------------------
              Autos & Housing                             1.4%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- STRATEGIC VALUE SERIES

PORTFOLIO STRUCTURE

              Common Stocks                              99.2%
              Cash & Other Net Assets                     0.8%

              TOP TEN HOLDINGS

              Verizon Communications, Inc                 4.9%
              ------------------------------------------------
              JPMorgan Chase & Co.                        4.8%
              ------------------------------------------------
              Nortel Networks Corp.                       4.7%
              ------------------------------------------------
              Owens-Illinois, Inc.                        4.6%
              ------------------------------------------------
              Tyco International Ltd.                     4.5%
              ------------------------------------------------
              Bank of New York Co., Inc.                  3.8%
              ------------------------------------------------
              Masco Corp.                                 3.4%
              ------------------------------------------------
              New York Times Co., "A"                     3.3%
              ------------------------------------------------
              Amgen, Inc.                                 3.3%
              ------------------------------------------------
              Compuware Corp.                             3.3%
              ------------------------------------------------

              COMMON STOCK SECTORS

              Financial Services                         25.8%
              ------------------------------------------------
              Health Care                                12.9%
              ------------------------------------------------
              Utilities & Communications                 10.7%
              ------------------------------------------------
              Technology                                  9.8%
              ------------------------------------------------
              Energy                                      8.3%
              ------------------------------------------------
              Leisure                                     7.7%
              ------------------------------------------------
              Basic Materials                             6.5%
              ------------------------------------------------
              Consumer Staples                            5.9%
              ------------------------------------------------
              Industrial Goods & Services                 4.5%
              ------------------------------------------------
              Autos & Housing                             3.9%
              ------------------------------------------------
              Retailing                                   3.2%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO COMPOSITION -- TECHNOLOGY SERIES

PORTFOLIO STRUCTURE

              Common Stocks                              99.2%
              Cash & Other Net Assets                     0.8%

              TOP TEN HOLDINGS

              Cisco Systems, Inc.                         6.5%
              ------------------------------------------------
              Intel Corp.                                 5.4%
              ------------------------------------------------
              Applied Materials, Inc.                     4.0%
              ------------------------------------------------
              Hewlett-Packard Co.                         3.7%
              ------------------------------------------------
              SanDisk Corp.                               3.3%
              ------------------------------------------------
              Google, Inc., "A"                           3.3%
              ------------------------------------------------
              Marvell Technology Group Ltd.               3.3%
              ------------------------------------------------
              Salesforce.com, Inc.                        3.0%
              ------------------------------------------------
              McAfee, Inc.                                3.0%
              ------------------------------------------------
              Adobe Systems, Inc.                         3.0%
              ------------------------------------------------

              TOP 5 EQUITY INDUSTRIES

              Electronics                                25.5%
              ------------------------------------------------
              Computer Software                          16.6%
              ------------------------------------------------
              Network & Telecom                          12.0%
              ------------------------------------------------
              Business Services                          10.1%
              ------------------------------------------------
              Personal Computers & Peripherals            8.7%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed, and current holdings may be different.

PORTFOLIO COMPOSITION -- VALUE SERIES

PORTFOLIO STRUCTURE

              Common Stocks                              99.5%
              Cash & Other Net Assets                     0.5%

              TOP TEN HOLDINGS

              Bank of America Corp.                       4.2%
              ------------------------------------------------
              Altria Group, Inc.                          4.0%
              ------------------------------------------------
              Lockheed Martin Corp.                       3.9%
              ------------------------------------------------
              Citigroup, Inc.                             3.4%
              ------------------------------------------------
              Allstate Corp.                              3.4%
              ------------------------------------------------
              Metlife, Inc.                               2.9%
              ------------------------------------------------
              Johnson & Johnson                           2.8%
              ------------------------------------------------
              Goldman Sachs Group, Inc.                   2.8%
              ------------------------------------------------
              Exxon Mobil Corp.                           2.6%
              ------------------------------------------------
              Total S.A., ADR                             2.3%
              ------------------------------------------------

              COMMON STOCK SECTORS

              Financial Services                         32.1%
              ------------------------------------------------
              Energy                                     11.8%
              ------------------------------------------------
              Industrial Goods & Services                11.2%
              ------------------------------------------------
              Health Care                                 8.4%
              ------------------------------------------------
              Utilities & Communications                  8.3%
              ------------------------------------------------
              Consumer Staples                            7.9%
              ------------------------------------------------
              Basic Materials                             5.7%
              ------------------------------------------------
              Autos & Housing                             3.1%
              ------------------------------------------------
              Retailing                                   3.0%
              ------------------------------------------------
              Technology                                  2.7%
              ------------------------------------------------
              Leisure                                     2.1%
              ------------------------------------------------
              Transportation                              2.0%
              ------------------------------------------------
              Special Products & Services                 1.2%
              ------------------------------------------------

Percentages are based on net assets as of 12/31/06.

The portfolio is actively managed and current holdings may be different.

PERFORMANCE SUMMARY

The information below and on the following pages illustrates the historical performance of each series in comparison to its benchmark(s). Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be more than or less than the line shown. It is not possible to invest directly in an index. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR UNITS, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A CONTRACT HOLDER WOULD PAY ON DISTRIBUTIONS OR REDEMPTION OF CONTRACT UNITS.

CAPITAL OPPORTUNITIES SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2006)

                          Capital        Standard
                        Opportunities    & Poor's
                          Series        500 Stock
                     - Initial Class      Index
              12/96       $10,000        $10,000
              12/97        12,757         13,336
              12/98        16,198         17,148
              12/99        23,917         20,756
              12/00        22,749         18,866
              12/01        17,078         16,624
              12/02        11,885         12,950
              12/03        15,249         16,664
              12/04        17,200         18,478
              12/05        17,482         19,385
              12/06        19,986         22,447


TOTAL RETURNS THROUGH 12/31/06

                                        Class
                                      Inception
Initial Class                            Date        1-yr       5-yr       10-yr
--------------------------------------------------------------------------------
Average Annual Total Return            6/03/96     14.32%      3.19%       7.17%

Service Class
--------------------------------------------------------------------------------
Average Annual Total Return            8/24/01     14.02%      2.93%       7.02%

COMPARATIVE BENCHMARK
-------------------------------------------------------------------------------
Standard & Poor's 500 Stock Index (f)              15.79%      6.19%       8.42%

(f) Source: FactSet Research Systems Inc.

CORE EQUITY SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the series' investment operations May 12, 1997 through December 31, 2006)

                       Core Equity    Standard         Russell
                         Series     & Poor's 500        3000
                   - Initial Class   Stock Index        Index
            5/97        $10,000        $10,000        $10,000
            12/97        11,020         11,900         12,037
            12/98        13,459         15,300         14,943
            12/99        14,564         18,520         18,066
            12/00        15,015         16,834         16,718
            12/01        13,377         14,828         14,803
            12/02        10,514         11,551         11,614
            12/03        13,443         14,364         15,221
            12/04        15,410         16,481         17,040
            12/05        16,420         17,291         18,082
            12/06        18,676         20,022         20,924

TOTAL RETURNS THROUGH 12/31/06

                                        Class
                                      Inception
Initial Class                            Date        1-yr       5-yr    Life (t)
-------------------------------------------------------------------------------
Average Annual Total Return            5/12/97     13.74%      6.90%      6.70%

Service Class
-------------------------------------------------------------------------------
Average Annual Total Return            8/24/01     13.44%      6.64%      6.55%

COMPARATIVE BENCHMARKS
-------------------------------------------------------------------------------
Russell 3000 Index (e)(f)                          15.72%      7.17%      7.93%
Standard & Poor's 500 Stock Index (f)              15.79%      6.19%      7.44%

(e) Effective July 20, 2006, we no longer use Standard & Poor's 500 Stock Index because we believe the Russell 3000 Index better reflects the series' investment policies and objectives.
(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the series' investment operations, May 12, 1997 through the stated period end.

INTERNATIONAL GROWTH SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended December 31, 2006)

                       International      MSCI
                       Growth Series      EAFE
                     - Initial Class   Growth Index
              12/96       $10,000        $10,000
              12/97         9,836         10,233
              12/98        10,027         12,532
              12/99        13,560         16,255
              12/00        12,502         12,289
              12/01        10,513          9,290
              12/02         9,264          7,825
              12/03        12,846         10,368
              12/04        15,279         12,076
              12/05        17,557         13,723
              12/06        22,129         16,837

TOTAL RETURNS THROUGH 12/31/06

                                Class
                              Inception
Initial Class                    Date             1-yr         5-yr       10-yr
-------------------------------------------------------------------------------
Average Annual Total Return    6/03/96          26.04%       16.05%       8.27%

Service Class
-------------------------------------------------------------------------------
Average Annual Total Return    8/24/01          25.75%       15.78%       8.13%

COMPARATIVE BENCHMARK
-------------------------------------------------------------------------------
MSCI EAFE Growth Index (f)                      22.69%       12.63%       5.35%

(f) Source: FactSet Research Systems Inc.

MASSACHUSETTS INVESTORS GROWTH STOCK SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the series' investment operations, May 6, 1998 through December 31, 2006)

                       Massachusetts         Russell
                     Investors Growth          3000
                       Stock Series           Growth
                     - Initial Class           Index
              5/98        $10,000            $10,000
              12/98        12,070             11,871
              12/99        16,391             15,808
              12/00        15,393             12,263
              12/01        11,559              9,758
              12/02         8,317              7,037
              12/03        10,262              9,131
              12/04        11,248              9,706
              12/05        11,739             10,217
              12/06        12,639             11,144


TOTAL RETURNS THROUGH 12/31/06

                                 Class
                               Inception
Initial Class                     Date            1-yr         5-yr     Life (t)
-------------------------------------------------------------------------------
Average Annual Total Return     5/06/98          7.67%        1.80%       2.74%

Service Class
-------------------------------------------------------------------------------
Average Annual Total Return     8/24/01          7.42%        1.54%       2.59%

COMPARATIVE BENCHMARK
-------------------------------------------------------------------------------
Russell 1000 Growth Index (f)                    9.07%        2.69%       1.26%

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the series' investment operations, May 6, 1998 through the stated period end.

MID CAP VALUE SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the series' investment operations, May 1, 2002 through December 31, 2006)

                         Mid Cap         Russell
                       Value Series       Midcap
                    - Initial Class     Value Index
              5/02        $10,000        $10,000
              12/02         7,920          8,380
              12/03        10,474         11,570
              12/04        12,789         14,312
              12/05        13,765         16,122
              12/06        15,321         19,382

TOTAL RETURNS THROUGH 12/31/06

                                             Class
                                           Inception
Initial Class                                 Date            1-yr    Life (t)
------------------------------------------------------------------------------
Average Annual Total Return                 5/01/02         11.30%       9.56%

Service Class
------------------------------------------------------------------------------
Average Annual Total Return                 5/01/02         11.01%       9.35%

COMPARATIVE BENCHMARK
------------------------------------------------------------------------------
Russell Midcap Value Index (f)                              20.22%      15.23%

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the series' investment operations, May 1, 2002 through the stated period end.

NEW DISCOVERY SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the series' investment operations, May 6, 1998 through December 31, 2006)

                       New Discovery        Russell 2000
                  Series - Initial Class    Growth Index
              5/98        $10,000             $10,000
              12/98        10,620               9,035
              12/99        17,019              12,928
              12/00        17,077              10,028
              12/01        16,203               9,103
              12/02        10,786               6,348
              12/03        14,593               9,430
              12/04        15,685              10,779
              12/05        16,502              11,227
              12/06        18,675              12,725

TOTAL RETURNS THROUGH 12/31/06

                                Class
                              Inception
Initial Class                    Date             1-yr         5-yr     Life (t)
-------------------------------------------------------------------------------
Average Annual Total Return    5/06/98          13.17%        2.88%       7.48%

Service Class
-------------------------------------------------------------------------------
Average Annual Total Return    8/24/01          12.90%        2.62%       7.31%

COMPARATIVE BENCHMARK
-------------------------------------------------------------------------------
Russell 2000 Growth Index (f)                   13.35%        6.93%       2.81%

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the series' investment operations, May 6, 1998 through the stated period end.

RESEARCH INTERNATIONAL SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the series' investment operations, May 6, 1998 through December 31, 2006)

                        Research                 MSCI
                     International Series        EAFE
                      - Initial Class            Index
              5/98        $10,000              $10,000
              12/98         9,420               10,399
              12/99        14,595               13,237
              12/00        13,434               11,390
              12/01        11,049                8,974
              12/02         9,785                7,569
              12/03        13,098               10,534
              12/04        15,874               12,714
              12/05        18,503               14,496
              12/06        23,586               18,389

TOTAL RETURNS THROUGH 12/31/06

                                Class
                              Inception
Initial Class                    Date             1-yr         5-yr     Life (t)
-------------------------------------------------------------------------------
Average Annual Total Return    5/06/98          27.47%       16.38%      10.42%

Service Class
-------------------------------------------------------------------------------
Average Annual Total Return    8/24/01          27.25%       16.08%      10.25%

COMPARATIVE BENCHMARK
-------------------------------------------------------------------------------
MSCI EAFE Index (f)                             26.86%       15.43%       7.28%

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the series' investment operations, May 6, 1998 through the stated period end. Index information is from May 1, 1998.

STRATEGIC GROWTH SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the series' investment operations, October 29, 1999 through December 31, 2006)

                         Strategic       Russell
                       Growth Series       1000
                     - Initial Class   Growth Index
              10/99       $10,000        $10,000
              12/99        12,130         11,923
              12/00        10,918          9,250
              12/01         8,227          7,360
              12/02         5,754          5,702
              12/03         7,338          6,887
              12/04         7,839          7,321
              12/05         7,948          7,706
              12/06         8,471          8,406

TOTAL RETURNS THROUGH 12/31/06

                                   Class
                                 Inception
Initial Class                       Date        1-yr         5-yr       Life (t)
-------------------------------------------------------------------------------
Average Annual Total Return    10/29/99        6.58%        0.59%        -2.29%

Service Class
-------------------------------------------------------------------------------
Average Annual Total Return        8/24/01     6.37%        0.34%        -2.45%

COMPARATIVE BENCHMARK
-------------------------------------------------------------------------------
Russell 1000 Growth Index (f)                  9.07%        2.69%        -2.38%

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the series' investment operations, October 29, 1999 through the stated period end.

STRATEGIC VALUE SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the series' investment operations, May 1, 2002 through December 31, 2006)

                         Strategic        Russell
                       Value Series        1000
                     - Initial Class    Value Index
              5/02        $10,000        $10,000
              12/02         7,900          8,404
              12/03        10,068         10,928
              12/04        11,884         12,730
              12/05        11,839         13,628
              12/06        13,515         16,660

TOTAL RETURNS THROUGH 12/31/06

                                             Class
                                           Inception
Initial Class                                 Date            1-yr    Life (t)
-------------------------------------------------------------------------------
Average Annual Total Return                 5/01/02         14.16%       6.66%

Service Class
-------------------------------------------------------------------------------
Average Annual Total Return                 5/01/02         13.92%       6.41%

COMPARATIVE BENCHMARK
------------------------------------------------------------------------------
Russell 1000 Value Index (f)                                22.25%      11.56%

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the series' investment operations, May 1, 2002 through the stated period end.

TECHNOLOGY SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the series' investment operations, June 16, 2000 through December 31, 2006)

                         Technology        Goldman Sachs
                           Series        Technology Industry
                       - Initial Class     Composite Index
              6/00        $10,000             $10,000
              12/00         8,540               5,892
              12/01         5,221               4,208
              12/02         2,820               2,514
              12/03         4,101               3,875
              12/04         4,201               3,988
              12/05         4,461               4,069
              12/06         5,441               4,434

TOTAL RETURNS THROUGH 12/31/06

                                   Class
                                 Inception
Initial Class                       Date          1-yr         5-yr     Life (t)
-------------------------------------------------------------------------------
Average Annual Total Return       6/16/00       21.97%        0.83%      -8.88%

Service Class
-------------------------------------------------------------------------------
Average Annual Total Return       8/24/01       21.59%        0.49%      -9.11%

COMPARATIVE BENCHMARK
-------------------------------------------------------------------------------
Goldman Sachs Technology Industry
Composite Index (f)                              8.98%        1.05%     -11.66%

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the series' investment operations, June 16, 2000, through the stated period end.

VALUE SERIES

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the series' investment operations, May 6, 1998 through December 31, 2006)

                       Value Series    Russell 1000
                      - Initial Class  Value Index
              5/98        $10,000        $10,000
              12/98        10,500         10,234
              12/99        11,240         10,985
              12/00        14,640         11,756
              12/01        13,548         11,099
              12/02        11,707          9,376
              12/03        14,671         12,192
              12/04        16,948         14,203
              12/05        18,066         15,204
              12/06        21,852         18,587

TOTAL RETURNS THROUGH 12/31/06

                                Class
                              Inception
Initial Class                    Date             1-yr         5-yr     Life (t)
-------------------------------------------------------------------------------
Average Annual Total Return    5/06/98          20.96%       10.03%       9.45%

Service Class
-------------------------------------------------------------------------------
Average Annual Total Return    8/24/01          20.66%        9.77%       9.28%

COMPARATIVE BENCHMARK
-------------------------------------------------------------------------------
Russell 1000 Value Index (f)                    22.25%       10.86%       7.40%

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the series' investment operations, May 6, 1998 through the stated period end.

INDEX DEFINITIONS

GOLDMAN SACHS TECHNOLOGY INDUSTRY COMPOSITE INDEX - a modified capitalization-weighted index of selected technology stocks.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALASIA, FAR
EAST) GROWTH INDEX - a market capitalization index that is designed to measure equity market performance for growth securities in the developed markets, excluding the U.S. and Canada.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE (EUROPE, AUSTRALASIA, FAR
EAST) INDEX - a market capitalization index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.

RUSSELL 1000 GROWTH INDEX - constructed to provide a comprehensive barometer for growth securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000 VALUE INDEX - constructed to provide a comprehensive barometer for the value securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000 GROWTH INDEX - constructed to provide a comprehensive barometer for growth securities in the small-cap segment of the U.S. equity universe. Companies in this index generally have higher price-to-book ratios and higher forecasted growth values.

RUSSELL 3000 INDEX - constructed to provide a comprehensive barometer for the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL MIDCAP VALUE INDEX - constructed to provide a comprehensive barometer for the value securities in the mid-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.

STANDARD & POOR'S 500 STOCK INDEX - a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Initial Class shares have no sales charge. Service Class shares have no sales charge and carry a 0.25% annual 12b-1 fee.

Service Class share performance for all series except Mid Cap Value Series and Strategic Value Series, includes the performance of Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are generally higher than those of Initial Class shares, the blended Service Class shares performance shown is higher than it would have been had Service Class shares been offered for the entire period.

Performance results, for all series, reflect any applicable expense subsidies and waivers in effect during the periods shown; without such subsidies and waivers the series' performance results would be less favorable. Please see the prospectus for complete details. All results are historical and assume the reinvestment of dividends and capital gains.

The returns for the series shown do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by insurance company separate accounts. Such expenses would reduce the overall returns shown.

From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLES
SERIES EXPENSES BORNE BY THE CONTRACT HOLDERS DURING THE PERIOD,
JULY 1, 2006 THROUGH DECEMBER 31, 2006

As a contract holder of each series, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other series expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the series and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2006 through December 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight each series' ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in each series is made. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs associated with an investment in vehicles (such as the series) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the series through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

                                   Beginning     Ending
                       Annualized   Account      Account      Expenses Paid
CAPITAL                 Expense      Value        Value     During Period (p)
OPPORTUNITIES SERIES     Ratio       7/1/06     12/31/06     7/1/06-12/31/06
-----------------------------------------------------------------------------
Initial Class
  Actual                 0.85%     $1,000.00    $1,122.30         $4.55
  Hypothetical (h)       0.85%     $1,000.00    $1,020.92         $4.33
Service Class
  Actual                 1.10%     $1,000.00    $1,120.50         $5.88
  Hypothetical (h)       1.10%     $1,000.00    $1,019.66         $5.60

CORE
EQUITY SERIES
-----------------------------------------------------------------------------
Initial Class
  Actual                 0.93%     $1,000.00    $1,133.70         $5.00
  Hypothetical (h)       0.93%     $1,000.00    $1,020.52         $4.74
Service Class
  Actual                 1.18%     $1,000.00    $1,132.90         $6.34
  Hypothetical (h)       1.18%     $1,000.00    $1,019.26         $6.01

INTERNATIONAL GROWTH SERIES
-----------------------------------------------------------------------------
Initial Class
  Actual                 1.12%     $1,000.00    $1,157.50         $6.09
  Hypothetical (h)       1.12%     $1,000.00    $1,019.56         $5.70
Service Class
  Actual                 1.37%     $1,000.00    $1,156.10         $7.45
  Hypothetical (h)       1.37%     $1,000.00    $1,018.30         $6.97

MASSACHUSETTS
INVESTORS GROWTH STOCK SERIES
-----------------------------------------------------------------------------
Initial Class
  Actual                 0.80%     $1,000.00    $1,087.90         $4.21
  Hypothetical (h)       0.80%     $1,000.00    $1,021.17         $4.08
Service Class
  Actual                 1.05%     $1,000.00    $1,087.60         $5.52
  Hypothetical (h)       1.05%     $1,000.00    $1,019.91         $5.35

MID CAP VALUE SERIES
------------------------------------------------------------------------------
Initial Class
  Actual                 1.00%     $1,000.00    $1,106.40         $5.31
  Hypothetical (h)       1.00%     $1,000.00    $1,020.16         $5.09
Service Class
  Actual                 1.25%     $1,000.00    $1,104.30         $6.63
  Hypothetical (h)       1.25%     $1,000.00    $1,018.90         $6.36

NEW DISCOVERY SERIES
------------------------------------------------------------------------------
Initial Class
  Actual                 0.97%     $1,000.00    $1,112.30         $5.16
  Hypothetical (h)       0.97%     $1,000.00    $1,020.32         $4.94
Service Class
  Actual                 1.22%     $1,000.00    $1,111.00         $6.49
  Hypothetical (h)       1.22%     $1,000.00    $1,019.06         $6.21

RESEARCH INTERNATIONAL
SERIES
------------------------------------------------------------------------------
Initial Class
  Actual                 1.16%     $1,000.00    $1,153.90         $6.30
  Hypothetical (h)       1.16%     $1,000.00    $1,019.36         $5.90
Service Class
  Actual                 1.42%     $1,000.00    $1,152.80         $7.71
  Hypothetical (h)       1.42%     $1,000.00    $1,018.05         $7.22

STRATEGIC
GROWTH SERIES
------------------------------------------------------------------------------
Initial Class
  Actual                 0.92%     $1,000.00    $1,084.00         $4.83
  Hypothetical (h)       0.92%     $1,000.00    $1,020.57         $4.69
Service Class
  Actual                 1.17%     $1,000.00    $1,083.40         $6.14
  Hypothetical (h)       1.17%     $1,000.00    $1,019.31         $5.96

STRATEGIC
VALUE SERIES
------------------------------------------------------------------------------
Initial Class
  Actual                 0.99%     $1,000.00    $1,132.80         $5.32
  Hypothetical (h)       0.99%     $1,000.00    $1,020.21         $5.04
Service Class
  Actual                 1.24%     $1,000.00    $1,130.10         $6.66
  Hypothetical (h)       1.24%     $1,000.00    $1,018.95         $6.31

TECHNOLOGY SERIES
------------------------------------------------------------------------------
Initial Class
  Actual                 1.00%     $1,000.00    $1,211.60         $5.57
  Hypothetical (h)       1.00%     $1,000.00    $1,020.16         $5.09
Service Class
  Actual                 1.25%     $1,000.00    $1,207.70         $6.96
  Hypothetical (h)       1.25%     $1,000.00    $1,018.90         $6.36

VALUE SERIES
------------------------------------------------------------------------------
Initial Class
  Actual                 0.88%     $1,000.00    $1,140.90         $4.75
  Hypothetical (h)       0.88%     $1,000.00    $1,020.77         $4.48
Service Class
  Actual                 1.13%     $1,000.00    $1,139.10         $6.09
  Hypothetical (h)       1.13%     $1,000.00    $1,019.51         $5.75

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS -- December 31, 2006
CAPITAL OPPORTUNITIES SERIES
COMMON STOCKS -- 96.9%

ISSUER                                             SHARES/PAR       VALUE ($)

AEROSPACE -- 1.4%
United Technologies Corp. ................             43,040   $   2,690,861
                                                                -------------

ALCOHOLIC BEVERAGES -- 0.4%
Grupo Modelo S.A. de C.V., "C" ...........            146,640   $     814,474
                                                                -------------

APPAREL MANUFACTURERS -- 3.0%
LVMH Moet Hennessy Louis Vuitton S.A. (l)              18,150   $   1,915,080
NIKE, Inc., "B" ..........................             38,000       3,763,140
                                                                -------------
                                                                $   5,678,220
                                                                -------------
AUTOMOTIVE -- 1.3%
Bayerische Motoren Werke AG ..............             41,700   $   2,394,512
                                                                -------------

BIOTECHNOLOGY -- 6.8%
Amgen, Inc. (a) ..........................             73,790   $   5,040,595
Genzyme Corp. (a) ........................             48,461       2,984,228
MedImmune, Inc. (a) ......................             32,920       1,065,620
Millipore Corp. (a) ......................             54,680       3,641,688
                                                                -------------
                                                                $  12,732,131
                                                                -------------
BROADCASTING -- 2.0%
Viacom, Inc., "B" (a) ....................             92,385   $   3,790,557
                                                                -------------

BROKERAGE & ASSET MANAGERS -- 2.6%
Affiliated Managers Group, Inc. (a)(l) ...             18,300   $   1,923,879
EFG International (a) ....................             25,440         959,035
Franklin Resources, Inc. .................             17,550       1,933,484
                                                                -------------
                                                                $   4,816,398
                                                                -------------
BUSINESS SERVICES -- 5.6%
First Data Corp. .........................            179,900   $   4,591,048
Getty Images, Inc. (a)(l) ................             65,550       2,806,851
Global Payments, Inc. ....................             65,160       3,016,908
                                                                -------------
                                                                $  10,414,807
                                                                -------------
CHEMICALS -- 1.4%
Bayer AG .................................             48,400   $   2,597,195
                                                                -------------

COMPUTER SOFTWARE -- 2.1%
Oracle Corp. (a) .........................             89,046   $   1,526,248
Symantec Corp. (a) .......................            110,561       2,305,197
                                                                -------------

                                                                $   3,831,445
                                                                -------------
COMPUTER SOFTWARE - SYSTEMS -- 1.8%
Dell, Inc. (a) ...........................            134,060   $   3,363,565
                                                                -------------

CONSUMER GOODS & SERVICES -- 2.7%
eBay, Inc. (a) ...........................            101,710   $   3,058,420
ITT Educational Services, Inc. (a) .......             15,990       1,061,256
Kimberly-Clark de Mexico S.A. de C.V., "A"            187,950         864,510
                                                                -------------
                                                                $   4,984,186
                                                                -------------
CONTAINERS -- 1.8%
Owens-Illinois, Inc. (a) .................            186,020   $   3,432,069
                                                                -------------

ELECTRICAL EQUIPMENT -- 2.8%
Tyco International Ltd. ..................            171,375   $   5,209,800
                                                                -------------

ELECTRONICS -- 2.1%
Intel Corp. ..............................            190,820   $   3,864,105
                                                                -------------

ENERGY - INTEGRATED -- 4.6%
Exxon Mobil Corp. ........................             25,610   $   1,962,494
Hess Corp. ...............................             75,080       3,721,716
TOTAL S.A., ADR ..........................             40,600       2,919,952
                                                                -------------
                                                                $   8,604,162
                                                                -------------
FOOD & BEVERAGES -- 3.8%
Nestle S.A ...............................             15,816   $   5,618,449
PepsiCo, Inc. ............................             22,800       1,426,140
                                                                -------------
                                                                $   7,044,589
                                                                -------------
FOOD & DRUG STORES -- 1.4%
CVS Corp. ................................             84,620   $   2,615,604
                                                                -------------

INSURANCE -- 5.9%
Aflac, Inc. ..............................             54,500   $   2,507,000
Berkshire Hathaway, Inc., "B" (a) ........              1,060       3,885,960
St. Paul Travelers Cos., Inc. ............             86,720       4,655,997
                                                                -------------
                                                                $  11,048,957
                                                                -------------
INTERNET -- 1.5%
Yahoo!, Inc. (a) .........................            106,120   $   2,710,305
                                                                -------------

MAJOR BANKS -- 4.3%
Bank of America Corp. ....................             45,388   $   2,423,265
JPMorgan Chase & Co. .....................             80,110       3,869,313
PNC Financial Services Group, Inc. .......             22,210       1,644,428
                                                                -------------
                                                                $   7,937,006
                                                                -------------
MEDICAL EQUIPMENT -- 5.0%
Advanced Medical Optics, Inc. (a) ........             81,870   $   2,881,824
DENTSPLY International, Inc. .............             31,500         940,275
Medtronic, Inc. ..........................             68,630       3,672,391
Ventana Medical Systems, Inc. (a) ........             20,530         883,406
Zimmer Holdings, Inc. (a) ................             13,340       1,045,589
                                                                -------------
                                                                $   9,423,485
                                                                -------------
METALS & MINING -- 1.4%
BHP Billiton Ltd., ADR (l) ...............             67,590   $   2,686,703
                                                                -------------

NETWORK & TELECOM -- 5.6%
Cisco Systems, Inc. (a) ..................            131,980   $   3,607,013
Juniper Networks, Inc. (a) ...............            127,320       2,411,441
NICE Systems Ltd., ADR (a) ...............            115,370       3,551,089
TomTom N.V. (a)(l) .......................             22,380         966,418
                                                                -------------
                                                                $  10,535,961
                                                                -------------
OIL SERVICES -- 3.4%
Dresser-Rand Group, Inc. (a) .............             39,400   $     964,118
GlobalSantaFe Corp. ......................             46,818       2,751,962
Noble Corp. ..............................             35,760       2,723,124
                                                                -------------
                                                                $   6,439,204
                                                                -------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 6 1%
American Express Co. .....................             49,800   $   3,021,366
Commerce Bancorp, Inc. (l) ...............             79,210       2,793,737
Investors Financial Services Corp. (l) ...             44,470       1,897,535
New York Community Bancorp, Inc. (l) .....            130,490       2,100,889
SLM Corp. ................................             32,740       1,596,730
                                                                -------------
                                                                $  11,410,257
                                                                -------------
PHARMACEUTICALS -- 6.5%
Eli Lilly & Co. ..........................             17,440   $     908,624
Johnson & Johnson ........................             86,240       5,693,565
Wyeth ....................................            108,691       5,534,546
                                                                -------------
                                                                $  12,136,735
                                                                -------------
SPECIALTY CHEMICALS -- 1.1%
Praxair, Inc. ............................             34,320   $   2,036,206
                                                                -------------
SPECIALTY STORES -- 4.5%
Advance Auto Parts, Inc. .................             70,650   $   2,512,314
CarMax, Inc. (a)(l) ......................             41,520       2,226,718
PetSmart, Inc. ...........................             86,310       2,490,907
Urban Outfitters, Inc. (a)(l) ............             51,170       1,178,445
                                                                -------------
                                                                $   8,408,384
                                                                -------------
TOBACCO -- 2.3%
Altria Group, Inc. .......................             49,450   $   4,243,799
                                                                -------------
UTILITIES - ELECTRIC POWER -- 1.7%
Constellation Energy Group, Inc. .........             18,080   $   1,245,170
NRG Energy, Inc. (a)(l) ..................             33,610       1,882,496
                                                                -------------
                                                                $   3,127,666
                                                                -------------
    Total Common Stocks
      (Identified Cost, $169,121,924) ....                      $ 181,023,348
                                                                -------------

SHORT-TERM OBLIGATIONS -- 3.5%
General Electric Capital Corp.,
  5.29%, due 1/02/07, at Amortized Cost and
  Value (y) ..............................         $6,472,000   $   6,471,049
                                                                -------------

COLLATERAL FOR SECURITIES LOANED -- 8.6%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..        16,065,163   $  16,065,163
                                                                -------------
    Total Investments
      (Identified Cost, $191,658,136) .......................   $ 203,559,560
                                                                -------------

OTHER ASSETS,
  LESS LIABILITIES -- (9.0)% ................................     (16,728,311)
                                                                -------------
    Net Assets -- 100.0% .................................      $ 186,831,249
                                                                =============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006

CORE EQUITY SERIES

COMMON STOCKS -- 98.7%

ISSUER                                             SHARES/PAR       VALUE ($)

AEROSPACE -- 2.5%
Lockheed Martin Corp. ....................              7,640   $     703,415
Precision Castparts Corp. ................              6,000         469,680
United Technologies Corp. ................             17,940       1,121,609
                                                                -------------
                                                                $   2,294,704
                                                                -------------
APPAREL MANUFACTURERS -- 1.6%
NIKE, Inc., "B" ..........................             12,660   $   1,253,720
Under Armour, Inc. (a)(l) ................              4,250         214,413
                                                                -------------
                                                                $   1,468,133
                                                                -------------
AUTOMOTIVE -- 1.2%
Harley-Davidson, Inc. (l) ................              3,550   $     250,168
Johnson Controls, Inc. ...................              6,300         541,296
Sauer-Danfoss, Inc. (l) ..................              8,880         286,380
                                                                -------------
                                                                $   1,077,844
                                                                -------------
BIOTECHNOLOGY -- 2.4%
Amgen, Inc. (a) ..........................             13,980   $     954,974
Celgene Corp. (a) ........................              5,400         310,662
Genzyme Corp. (a) ........................              4,200         258,636
Human Genome Sciences, Inc. (a)(l) .......             20,620         256,513
Millipore Corp. (a) ......................              4,700         313,020
Neurochem, Inc. (a)(l) ...................              4,980         106,921
                                                                -------------
                                                                $   2,200,726
                                                                -------------
BROADCASTING -- 2.3%
News Corp., "A" ..........................             41,330   $     887,768
Viacom, Inc., "B" (a) ....................             20,765         851,988
Walt Disney Co. ..........................             11,830         405,414
                                                                -------------
                                                                $   2,145,170
                                                                -------------
BROKERAGE & ASSET MANAGERS -- 3.0%
Affiliated Managers Group, Inc. (a)(l) ...              2,300   $     241,799
Chicago Mercantile Exchange
  Holdings, Inc., "A" ....................                730         372,117
Franklin Resources, Inc. .................              1,760         193,899
Goldman Sachs Group, Inc. ................              2,460         490,401
KBW, Inc. (a) ............................                310           9,111
Lazard Ltd. ..............................             14,540         688,324
Legg Mason, Inc. (l) .....................              8,580         815,529
                                                                -------------
                                                                $   2,811,180
                                                                -------------
BUSINESS SERVICES -- 1.2%
CheckFree Corp. (a) ......................              4,550   $     182,728
Cognizant Technology Solutions Corp.,
  "A" (a) ................................              3,250         250,770
First Data Corp. .........................             10,600         270,512
Global Payments, Inc. ....................              4,840         224,092
Satyam Computer Services Ltd., ADR (l) ...              6,450         154,865
                                                                -------------
                                                                $   1,082,967
                                                                -------------
CABLE TV -- 0.8%
Comcast Corp., "Special A" (a) ...........             11,660   $     488,321
EchoStar Communications Corp., "A" (a) ...              6,210         236,166
                                                                -------------
                                                                $     724,487
                                                                -------------
CHEMICALS -- 1.2%
Monsanto Co. .............................             21,580   $   1,133,597
                                                                -------------
COMPUTER SOFTWARE -- 3.6%
Adobe Systems, Inc. (a) ..................             21,690   $     891,893
CommVault Systems, Inc. (a) ..............              7,840         156,878
McAfee, Inc. (a) .........................             15,270         433,363
MSC.Software Corp. (a) ...................             14,744         224,551
Opsware, Inc. (a)(l) .....................             16,370         144,383
Oracle Corp. (a) .........................             28,480         488,147
Salesforce.com, Inc. (a)(l) ..............             12,040         438,858
Symantec Corp. (a) .......................             17,010         354,659
TIBCO Software, Inc. (a) .................              9,390          88,642
Transaction Systems Architects, Inc. (a) ..             5,240         170,667
                                                                -------------
                                                                $   3,392,041
                                                                -------------
COMPUTER SOFTWARE - SYSTEMS -- 3.3%
Apple Computer, Inc. (a) .................              7,920   $     671,933
Hewlett-Packard Co. ......................             51,310       2,113,459
Rackable Systems, Inc. (a)(l) ............              8,390         259,838
                                                                -------------
                                                                $   3,045,230
                                                                -------------
CONSTRUCTION -- 0.7%
D.R. Horton, Inc. ........................              5,780   $     153,112
Masco Corp. (l) ..........................             16,440         491,063
                                                                -------------
                                                                $     644,175
                                                                -------------
CONSUMER GOODS & SERVICES -- 3.0%
Avon Products, Inc. ......................             14,700   $     485,688
Brink's Co. (l) ..........................              1,660         106,107
eBay, Inc. (a) ...........................              6,560         197,259
Estee Lauder Cos., Inc., "A" .............             12,580         513,516
ITT Educational Services, Inc. (a) .......              2,950         195,791
Monster Worldwide, Inc. (a) ..............              5,210         242,994
Physicians Formula Holdings, Inc. (a) ....              1,280          23,923
Scotts Miracle-Gro Co. ...................             19,680       1,016,472
Strayer Education, Inc. ..................                500          53,025
                                                                -------------
                                                                $   2,834,775
                                                                -------------
CONTAINERS -- 0.5%
Crown Holdings, Inc. (a) .................              7,680   $     160,666
Owens-Illinois, Inc. (a) .................              8,790         162,176
Smurfit-Stone Container Corp. (a) ........             10,400         109,824
                                                                -------------
                                                                $     432,666
                                                                -------------
ELECTRICAL EQUIPMENT -- 1.7%
MSC Industrial Direct Co., Inc., "A" .....              2,710   $     106,097
Rockwell Automation, Inc. ................             17,760       1,084,781
Tyco International Ltd. ..................             12,140         369,056
                                                                -------------
                                                                $   1,559,934
                                                                -------------
ELECTRONICS -- 3.5%
Applied Materials, Inc. (l) ..............             15,920   $     293,724
ASML Holding N.V. (a)(l) .................             10,870         267,728
Hittite Microwave Corp. (a)(l) ...........              5,370         173,558
Intel Corp. ..............................             52,680       1,066,770
Intersil Corp., "A" ......................              7,550         180,596
Marvell Technology Group Ltd. (a) ........             24,490         469,963
NetLogic Microsystems, Inc. (a)(l) .......              8,980         194,776
SanDisk Corp. (a) ........................             13,270         571,008
                                                                -------------
                                                                $   3,218,123
                                                                -------------
ENERGY - INDEPENDENT -- 1.6%
Apache Corp. .............................              4,810   $     319,913
CONSOL Energy, Inc. ......................              4,620         148,441
Devon Energy Corp. .......................              6,170         413,884
EOG Resources, Inc. ......................              6,500         405,925
Occidental Petroleum Corp. ...............              4,060         198,250
                                                                -------------
                                                                $   1,486,413
                                                                -------------
ENERGY - INTEGRATED -- 5.3%
Chevron Corp. ............................             15,260   $   1,122,068
Exxon Mobil Corp. ........................             41,136       3,152,252
Hess Corp. ...............................             13,760         682,083
                                                                -------------
                                                                $   4,956,403
                                                                -------------
ENGINEERING - CONSTRUCTION -- 0.5%
North American Energy Partners, Inc. (a)(l)            27,150   $     442,002
                                                                -------------
FOOD & BEVERAGES -- 1.3%
Diamond Foods, Inc. (l) ..................             12,780   $     242,948
General Mills, Inc. ......................              4,050         233,280
PepsiCo, Inc. ............................              8,837         552,754
Tyson Foods, Inc., "A" ...................             14,100         231,945
                                                                -------------
                                                                $   1,260,927
                                                                -------------
FOOD & DRUG STORES -- 1.0%
CVS Corp. ................................             11,420   $     352,992
Kroger Co. ...............................             10,060         232,084
SUPERVALU, Inc. ..........................              9,980         356,785
                                                                -------------
                                                                $     941,861
                                                                -------------
FOREST & PAPER PRODUCTS -- 0.2%
MeadWestvaco Corp. .......................              7,190   $     216,131
                                                                -------------
GAMING & LODGING -- 0.9%
Hilton Hotels Corp. ......................              7,390   $     257,911
International Game Technology ............              3,490         161,238
Las Vegas Sands Corp. (a) ................              1,690         151,221
Penn National Gaming, Inc. (a) ...........              3,360         139,843
Shuffle Master, Inc. (a)(l) ..............              3,730          97,726
                                                                -------------
                                                                $     807,939
                                                                -------------
GENERAL MERCHANDISE -- 0.9%
Family Dollar Stores, Inc. ...............             16,960   $     497,437
Stage Stores, Inc. .......................             11,380         345,838
                                                                -------------
                                                                $     843,275
                                                                -------------
HEALTH MAINTENANCE ORGANIZATIONS -- 1.3%
UnitedHealth Group, Inc. .................             14,700   $     789,831
WellPoint, Inc. (a) ......................              5,420         426,500
                                                                -------------
                                                                $   1,216,331
                                                                -------------
INSURANCE -- 4.3%
Ace Ltd. .................................              4,660   $     282,256
Aflac, Inc. ..............................              7,470         343,620
Allied World Assurance Co., Holdings,
  Ltd. (l) ...............................              9,940         433,682
Chubb Corp. ..............................             12,070         638,624
Genworth Financial, Inc., "A" ............             14,240         487,150
MetLife, Inc. ............................             10,260         605,443
St. Paul Travelers Cos., Inc. ............             22,860       1,227,353
                                                                -------------
                                                                $   4,018,128
                                                                -------------
INTERNET -- 1.2%
CNET Networks, Inc. (a)(l) ...............             23,850   $     216,796
Google, Inc., "A" (a) ....................              1,150         529,552
Move, Inc. (a) ...........................             28,260         155,713
Tencent Holdings, Ltd. ...................             58,000         206,550
                                                                -------------
                                                                $   1,108,611
                                                                -------------
LEISURE & TOYS -- 0.5%
Electronic Arts, Inc. (a) ................              3,320   $     167,195
Scientific Games Corp. (a)(l) ............              3,230          97,643
THQ, Inc. (a)(l) .........................              5,180         168,454
                                                                -------------
                                                                $     433,292
                                                                -------------
MACHINERY & TOOLS -- 1.6%
Deere & Co. ..............................             10,330   $     982,073
Eaton Corp. ..............................              6,260         470,376
                                                                -------------
                                                                $   1,452,449
                                                                -------------
MAJOR BANKS -- 5.6%
Bank of America Corp. ....................             31,658   $   1,690,221
Bank of New York Co., Inc. ...............             23,530         926,376
JPMorgan Chase & Co. .....................             30,850       1,490,055
PNC Financial Services Group, Inc. .......              4,380         324,295
State Street Corp. .......................              6,660         449,150
SunTrust Banks, Inc. .....................              3,700         312,465
                                                                -------------
                                                                $   5,192,562
                                                                -------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 1.5%
AMICAS, Inc. (a) .........................             35,500   $     104,370
Cardinal Health, Inc. ....................              3,050         196,511
Caremark Rx, Inc. ........................              5,690         324,956
Healthcare Services Group, Inc. ..........             10,290         297,998
McKesson Corp. ...........................              2,210         112,047
MWI Veterinary Supply, Inc. (a) ..........              9,950         321,385
                                                                -------------
                                                                $   1,357,267
                                                                -------------
MEDICAL EQUIPMENT -- 1.8%
Advanced Medical Optics, Inc. (a) ........              8,730   $     307,296
Aspect Medical Systems, Inc. (a)(l) ......              8,660         162,895
Boston Scientific Corp. (a) ..............             33,920         582,746
Cooper Cos., Inc. ........................              3,070         136,615
St. Jude Medical, Inc. (a) ...............              6,830         249,705
Thoratec Corp. (a)(l) ....................             13,710         241,022
                                                                -------------
                                                                $   1,680,279
                                                                -------------
METALS & MINING -- 0.8%
BHP Billiton PLC .........................             29,990   $     548,910
Inmet Mining Corp. .......................              3,700         198,229
                                                                -------------
                                                                $     747,139
                                                                -------------
NATURAL GAS - PIPELINE -- 0.8%
Williams Cos., Inc. ......................             29,160   $     761,659
                                                                -------------
NETWORK & TELECOM -- 2.5%
Cisco Systems, Inc. (a) ..................             38,710   $   1,057,944
Juniper Networks, Inc. (a) ...............             20,430         386,944
NICE Systems Ltd., ADR (a) ...............             13,120         403,834
Nortel Networks Corp. (a) ................             18,708         500,065
                                                                -------------
                                                                $   2,348,787
                                                                -------------
OIL SERVICES -- 1.2%
Cameron International Corp. (a) ..........              2,410   $     127,850
Dresser-Rand Group, Inc. (a) .............             11,310         276,756
GlobalSantaFe Corp. ......................              6,050         355,619
National-Oilwell Varco, Inc. (a) .........              2,060         126,031
Noble Corp. ..............................              2,960         225,404
                                                                -------------
                                                                $   1,111,660
                                                                -------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 6 3%
American Express Co. .....................             21,060   $   1,277,710
Commerce Bancorp, Inc. (l) ...............             29,720       1,048,224
Countrywide Financial Corp. ..............             31,240       1,326,138
Fannie Mae ...............................             12,360         734,060
Investors Financial Services Corp. (l) ...              6,740         287,596
SLM Corp. ................................             23,360       1,139,267
                                                                -------------
                                                                $   5,812,995
                                                                -------------
PERSONAL COMPUTERS & PERIPHERALS -- 0.2%
Nuance Communications, Inc. (a)(l) .......             15,680   $     179,693
                                                                -------------
PHARMACEUTICALS -- 5.6%
Allergan, Inc. ...........................              5,900   $     706,466
Bristol-Myers Squibb Co. .................             33,490         881,457
Eli Lilly & Co. ..........................             26,250       1,367,625
Endo Pharmaceuticals Holdings, Inc. (a) ..              6,600         182,028
Medicis Pharmaceutical Corp., "A" (l) ....              4,110         144,384
Wyeth ....................................             36,880       1,877,930
                                                                -------------
                                                                $   5,159,890
                                                                -------------
PRINTING & PUBLISHING -- 0.4%
New York Times Co., "A" (l) ..............             14,350   $     349,566
                                                                -------------
RAILROAD & SHIPPING -- 0.7%
Burlington Northern Santa Fe Corp. .......              4,320   $     318,859
Norfolk Southern Corp. ...................              5,930         298,220
                                                                -------------
                                                                $     617,079
                                                                -------------
REAL ESTATE -- 2.6%
Alesco Financial, Inc., REIT .............             50,480   $     540,136
BRE Properties, Inc., "A", REIT (l) ......              7,580         492,852
Macerich Co., REIT .......................              5,810         502,972
Maguire Properties, Inc., REIT ...........             10,470         418,800
Taubman Centers, Inc., REIT ..............              9,960         506,566
                                                                -------------
                                                                $   2,461,326
                                                                -------------
RESTAURANTS -- 0.8%
Red Robin Gourmet Burgers, Inc. (a)(l) ...             10,370   $     371,765
Texas Roadhouse, Inc., "A" (a)(l) ........             17,090         226,613
YUM! Brands, Inc. ........................              3,270         192,276
                                                                -------------
                                                                $     790,654
                                                                -------------
SPECIALTY CHEMICALS -- 1.6%
Air Products & Chemicals, Inc. ...........              7,750   $     544,670
Albemarle Corp. ..........................              2,580         185,244
Cytec Industries, Inc. ...................              3,280         185,353
Praxair, Inc. ............................              9,370         555,922
                                                                -------------
                                                                $   1,471,189
                                                                -------------
SPECIALTY STORES -- 2.7%
Advance Auto Parts, Inc. .................              9,790   $     348,132
Aeropostale, Inc. (a) ....................             13,720         423,536
Chico's FAS, Inc. (a)(l) .................              9,600         198,624
Lowe's Cos., Inc. ........................             24,610         766,601
PetSmart, Inc. ...........................             12,230         352,958
Urban Outfitters, Inc. (a)(l) ............             11,260         259,318
Williams-Sonoma, Inc. (l) ................              4,270         134,249
                                                                -------------
                                                                $   2,483,418
                                                                -------------
TELECOMMUNICATIONS - WIRELESS -- 0.7%
Dobson Communications Corp. (a) ..........              3,000   $      26,130
Rogers Communications, Inc., "B" .........             19,880         592,185
                                                                -------------
                                                                $     618,315
                                                                -------------
TELEPHONE SERVICES -- 2.3%
AT&T, Inc. ...............................             28,250   $   1,009,938
Qwest Communications International,
  Inc. (a) ...............................             38,600         323,082
TELUS Corp. (non-voting shares) ..........             18,510         826,745
                                                                -------------
                                                                $   2,159,765
                                                                -------------
TOBACCO -- 3.1%
Altria Group, Inc. .......................             33,670   $   2,889,559
                                                                -------------
TRUCKING -- 1.1%
FedEx Corp. ..............................              3,250   $     353,015
UTi Worldwide, Inc. (l) ..................             21,800         651,820
                                                                -------------
                                                                $   1,004,835
                                                                -------------
UTILITIES - ELECTRIC POWER -- 3.3%
CMS Energy Corp. (a) .....................             11,390   $     190,213
Constellation Energy Group, Inc. .........              3,510         241,734
Dominion Resources, Inc. (l) .............              5,270         441,837
Edison International .....................              5,040         229,219
Entergy Corp. ............................              5,820         537,302
FPL Group, Inc. (l) ......................             10,580         575,764
NRG Energy, Inc. (a)(l) ..................              8,640         483,926
Public Service Enterprise Group, Inc. ....              5,550         368,409
                                                                -------------
                                                                $   3,068,404
                                                                -------------
    Total Common Stocks
      (Identified Cost, $82,817,195) .....                      $  91,515,555
                                                                -------------
REPURCHASE AGREEMENTS -- 1.3%
Merrill Lynch, 5.32%, dated 12/29/06, due
  1/02/07, total to be received $1,148,679
  (secured by various U.S. Treasury and
  Federal Agency obligations and Mortgage
  Backed securities in a jointly traded
  account), at Cost ......................         $1,148,000   $   1,148,000
                                                                -------------
COLLATERAL FOR SECURITIES LOANED -- 12.4%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..        11,483,180   $  11,483,180
                                                                -------------
    Total Investments
      (Identified Cost, $95,448,375) .....                      $ 104,146,735
                                                                -------------
OTHER ASSETS,
  LESS LIABILITIES -- (12.4)% ............                        (11,448,607)
                                                                -------------
    Net Assets -- 100.0% .................                      $  92,698,128
                                                                =============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006

INTERNATIONAL GROWTH SERIES

COMMON STOCKS -- 98.8%

ISSUER                                          SHARES/PAR       VALUE ($)

AEROSPACE -- 0.8%
Finmeccanica S.p.A. (l) ..................             47,330   $   1,283,006
                                                                -------------

ALCOHOLIC BEVERAGES -- 1.0%
Pernod Ricard S.A. (l) ...................              7,150   $   1,641,902
                                                                -------------
APPAREL MANUFACTURERS -- 4.6%
Adidas AG ................................             19,210   $     956,546
Li & Fung Ltd. ...........................            802,600       2,497,081
LVMH Moet Hennessy Louis Vuitton S.A .....             38,990       4,113,993
                                                                -------------
                                                                $   7,567,620
                                                                -------------
AUTOMOTIVE -- 2.6%
Continental AG ...........................             12,462   $   1,448,957
Takata Corp. .............................             17,700         627,443
Toyota Industries Corp. ..................             47,000       2,159,604
                                                                -------------
                                                                $   4,236,004
                                                                -------------
BIOTECHNOLOGY -- 1.1%
Actelion Ltd. (a) ........................              7,890   $   1,734,777
                                                                -------------
BROADCASTING -- 4.1%
Antena 3 de Television S.A. (l) ..........             48,540   $   1,142,843
Fuji Television Network, Inc. ............                380         868,243
Grupo Televisa S.A., ADR .................             57,840       1,562,258
WPP Group PLC ............................            226,310       3,060,645
                                                                -------------
                                                                $   6,633,989
                                                                -------------
BROKERAGE & ASSET MANAGERS -- 2.0%
Daiwa Securities Group, Inc. .............            136,000   $   1,525,138
EFG International (a) ....................                880          33,174
Julius Baer Holding Ltd. .................             16,330       1,797,921
                                                                -------------
                                                                $   3,356,233
                                                                -------------
BUSINESS SERVICES -- 0.7%
Intertek Group PLC .......................             71,740   $   1,171,150
                                                                -------------
CHEMICALS -- 2.0%
Bayer AG .................................             30,630   $   1,643,638
Symrise AG (a) ...........................              9,725         250,274
Wacker Chemie AG (a)(l) ..................             10,000       1,301,010
                                                                -------------
                                                                $   3,194,922
                                                                -------------
COMPUTER SOFTWARE -- 0.9%
SAP AG ...................................             29,400   $   1,562,115
                                                                -------------
CONSTRUCTION -- 0.8%
Wienerberger AG ..........................             21,170   $   1,257,260
                                                                -------------
CONSUMER GOODS & SERVICES -- 5.3%
AmorePacific Corp. (a) ...................              2,242   $   1,398,237
Kao Corp. (l) ............................             54,000       1,456,088
Kimberly-Clark de Mexico S.A. de C.V., "A"            398,070       1,830,995
L'Oreal S.A. (l) .........................             11,250       1,126,902
Reckitt Benckiser PLC ....................             60,630       2,771,622
                                                                -------------
                                                                $   8,583,844
                                                                -------------
ELECTRICAL EQUIPMENT -- 2.6%
Keyence Corp. ............................              5,300   $   1,312,924
Nitto Denko Corp. (l) ....................             27,100       1,356,764
Schneider Electric S.A. (l) ..............             13,840       1,536,116
                                                                -------------
                                                                $   4,205,804
                                                                -------------
ELECTRONICS -- 9.9%
ARM Holdings PLC .........................            337,520   $     831,291
ASML Holding N.V. (a) ....................             33,580         834,936
Canon, Inc. (l) ..........................             25,700       1,446,428
Hirose Electric Co. Ltd. (l) .............             16,600       1,883,876
Nippon Electric Glass Co. Ltd. (l) .......             39,000         819,018
OMRON Corp. ..............................             45,900       1,303,221
Royal Philips Electronics N.V ............             71,870       2,709,878
Samsung Electronics Co. Ltd. .............              4,451       2,933,831
Taiwan Semiconductor Manufacturing Co. ...
  Ltd., ADR (l) ..........................            147,451       1,611,639
USHIO America, Inc. (l) ..................             48,400         994,061
Venture Corp. Ltd. .......................             92,600         815,035
                                                                -------------
                                                                $  16,183,214
                                                                -------------
ENERGY - INDEPENDENT -- 2.1%
CNOOC Ltd. ...............................          1,738,000   $   1,651,248
Norsk Hydro A.S.A ........................             31,350         973,220
Talisman Energy, Inc. ....................             46,840         796,147
                                                                -------------
                                                                $   3,420,615
                                                                -------------
ENERGY - INTEGRATED -- 3.8%
Petroleo Brasileiro S.A., ADR ............             17,580   $   1,810,564
TOTAL S.A. (l) ...........................             60,490       4,362,803
                                                                -------------
                                                                $   6,173,367
                                                                -------------
ENGINEERING - CONSTRUCTION -- 0.5%
Aker Kvaerner A.S.A. (l) .................              7,230   $     902,423
                                                                -------------
FOOD & BEVERAGES -- 2.7%
Groupe Danone (l) ........................              9,110   $   1,380,232
Nestle S.A ...............................              8,408       2,986,844
                                                                -------------
                                                                $   4,367,076
                                                                -------------
FOOD & DRUG STORES -- 2.6%
Dairy Farm International Holdings Ltd. ...            154,800   $     526,320
Tesco PLC ................................            468,408       3,710,978
                                                                -------------
                                                                $   4,237,298
                                                                -------------
FOREST & PAPER PRODUCTS -- 0.4%
Aracruz Celulose S.A., ADR (l) ...........             10,950   $     670,578
                                                                -------------
GAMING & LODGING -- 2.6%
IG Group Holdings PLC ....................            141,350   $     804,243
Melco PB Entertainment, ADR (a) ..........             42,610         905,889
Orient-Express Hotels Ltd., "A" (l) ......             27,620       1,306,978
William Hill PLC .........................             96,790       1,198,100
                                                                -------------
                                                                $   4,215,210
                                                                -------------
GENERAL MERCHANDISE -- 0.5%
Massmart Holdings Ltd. ...................             88,600   $     886,821
                                                                -------------
INSURANCE -- 2.0%
Aflac, Inc. ..............................             35,110   $   1,615,060
Assicurazioni Generali S.p.A .............             37,280       1,636,894
                                                                -------------
                                                                $   3,251,954
                                                                -------------
LEISURE & TOYS -- 1.6%
Capcom Co. Ltd. (l) ......................             65,600   $   1,182,007
Konami Corp. (l) .........................             25,800         780,209
NAMCO BANDAI Holdings, Inc. ..............             48,000         703,599
                                                                -------------
                                                                $   2,665,815
                                                                -------------
MACHINERY & TOOLS -- 0.9%
Fanuc Ltd. ...............................             15,200   $   1,496,443
                                                                -------------
MAJOR BANKS -- 6.7%
Erste Bank der oesterreichischen
  Sparkassen AG ..........................             22,770   $   1,745,947
Industrial & Commercial Bank of China (a)           1,361,490         848,935
Raiffeisen International Bank Holding AG ..             7,020       1,070,160
Societe Generale (l) .....................             10,461       1,775,440
Standard Chartered PLC ...................             63,670       1,860,584
Sumitomo Mitsui Financial Group, Inc. ....                144       1,475,744
UniCredito Italiano S.p.A ................            240,250       2,105,345
                                                                -------------
                                                                $  10,882,155
                                                                -------------
MEDICAL EQUIPMENT -- 2.1%
Smith & Nephew PLC .......................            132,080   $   1,378,827
Straumann Holding AG .....................              3,800         919,682
Synthes, Inc. ............................              9,640       1,149,144
                                                                -------------
                                                                $   3,447,653
                                                                -------------
METALS & MINING -- 3.2%
Anglo American PLC .......................             37,390   $   1,824,210
BHP Billiton Ltd. (l) ....................            169,720       3,391,336
                                                                -------------
                                                                $   5,215,546
                                                                -------------
NETWORK & TELECOM -- 1.3%
Ericsson, Inc., "B" ......................            281,430   $   1,136,514
NICE Systems Ltd., ADR (a) ...............             31,540         970,801
                                                                -------------
                                                                $   2,107,315
                                                                -------------
OIL SERVICES -- 1.0%
Acergy S.A. (a) ..........................             81,430   $   1,567,682
                                                                -------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 10.1%
Absa Group Ltd. ..........................             94,710   $   1,689,345
AEON Credit Service Co. Ltd. .............             65,400       1,238,834
Akbank T.A.S .............................            188,029       1,141,098
Bank of Cyprus Public Co. Ltd. ...........             84,260       1,152,055
CSU Cardsystem S.A. (a) ..................             63,840         325,928
Housing Development Finance Corp. Ltd. ...             62,490       2,296,995
HSBC Holdings PLC ........................            216,170       3,941,764
UBS AG ...................................             54,675       3,321,588
Unibanco -- Uniao de Bancos Brasileiros
  S.A., ADR ..............................             15,550       1,445,528
                                                                -------------
                                                                $  16,553,135
                                                                -------------
PHARMACEUTICALS -- 6.0%
Astellas Pharma, Inc. ....................             29,100   $   1,322,449
GlaxoSmithKline PLC ......................            145,980       3,842,715
Roche Holding AG .........................             26,240       4,703,782
                                                                -------------
                                                                $   9,868,946
                                                                -------------
SPECIALTY CHEMICALS -- 2.0%
L'Air Liquide S.A., Bearer Shares (l) ....              7,272   $   1,726,541
Linde AG (l) .............................             15,670       1,618,455
                                                                -------------
                                                                $   3,344,996
                                                                -------------
SPECIALTY STORES -- 2.3%
Esprit Holdings Ltd. .....................             97,500   $   1,088,661
Industria de Diseno Textil S.A ...........             29,570       1,592,611
KappAhl Holding AB .......................             96,490       1,011,145
                                                                -------------
                                                                $   3,692,417
                                                                -------------
TELECOMMUNICATIONS - WIRELESS -- 0.9%
China Mobile Ltd. ........................            169,500   $   1,464,391
                                                                -------------
TELEPHONE SERVICES -- 3.9%
Orascom Telecom Holding (S.A.E), GDR .....             26,900   $   1,775,400
Reliance Communication Ventures Ltd. (a) .             79,150         843,450
Telenor A.S.A ............................            120,200       2,261,048
TELUS Corp. ..............................             31,100       1,428,854
                                                                -------------
                                                                $   6,308,752
                                                                -------------
UTILITIES - ELECTRIC POWER -- 1.2%
CEZ AS ...................................             42,120   $   1,942,291
                                                                -------------
    Total Common Stocks
      (Identified Cost, $125,321,530) .......................   $ 161,294,719
                                                                -------------
SHORT-TERM OBLIGATIONS -- 1.2%
General Electric Capital Corp.,
  5.29%, due 1/02/07,
  at Amortized Cost (y) ..................         $1,871,000   $   1,870,725
                                                                -------------
COLLATERAL FOR SECURITIES LOANED -- 15.2%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..        24,790,693   $  24,790,693
                                                                -------------
    Total Investments
      (Identified Cost, $151,982,948) .......................   $ 187,956,137
                                                                -------------
OTHER ASSETS,
  LESS LIABILITIES -- (15.2)% ...............................     (24,734,982)
                                                                -------------
    Net Assets -- 100.0% ....................................   $ 163,221,155
                                                                =============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006

MASSACHUSETTS INVESTORS GROWTH STOCK SERIES

COMMON STOCKS -- 96.2%

ISSUER                                          SHARES/PAR       VALUE ($)

AEROSPACE -- 3.0%

Boeing Co. ...............................             52,400   $   4,655,216
Precision Castparts Corp. ................             36,970       2,894,012
United Technologies Corp. ................             83,960       5,249,179
                                                                -------------
                                                                $  12,798,407
                                                                -------------
APPAREL MANUFACTURERS -- 2.2%
Coach, Inc. (a) ..........................             50,100   $   2,152,296
LVMH Moet Hennessy Louis Vuitton S.A .....             29,400       3,102,113
NIKE, Inc., "B" ..........................             42,580       4,216,697
                                                                -------------
                                                                $   9,471,106
                                                                -------------
AUTOMOTIVE -- 0.8%
Harman International Industries, Inc. ....             32,380   $   3,235,086
                                                                -------------
BIOTECHNOLOGY -- 4.5%
Amgen, Inc. (a) ..........................            108,110   $   7,384,994
Celgene Corp. (a) ........................             65,420       3,763,613
Genzyme Corp. (a) ........................            126,180       7,770,164
                                                                -------------
                                                                $  18,918,771
                                                                -------------
BROADCASTING -- 1.1%
News Corp., "A" ..........................            224,280   $   4,817,534
                                                                -------------
BROKERAGE & ASSET MANAGERS -- 3.7%
Charles Schwab Corp. .....................            273,820   $   5,295,679
Chicago Mercantile Exchange Holdings,
  Inc., "A" ..............................              6,140       3,129,865
Merrill Lynch & Co., Inc. ................             23,930       2,227,883
Morgan Stanley ...........................             62,270       5,070,646
                                                                -------------
                                                                $  15,724,073
                                                                -------------
BUSINESS SERVICES -- 5.5%
Amdocs Ltd. (a) ..........................            205,220   $   7,952,275
Automatic Data Processing, Inc. ..........             52,520       2,586,610
CheckFree Corp. (a) ......................             57,520       2,310,003
First Data Corp. .........................            288,090       7,352,057
Western Union Co. ........................            140,090       3,140,818
                                                                -------------
                                                                $  23,341,763
                                                                -------------
CHEMICALS -- 1.3%
Ecolab, Inc. .............................             41,190   $   1,861,788
Monsanto Co. .............................             71,510       3,756,420
                                                                -------------
                                                                $   5,618,208
                                                                -------------
COMPUTER SOFTWARE -- 5.8%
Adobe Systems, Inc. (a) ..................            201,166   $   8,271,946
Microsoft Corp. ..........................            324,424       9,687,301
Oracle Corp. (a) .........................            381,050       6,531,197
                                                                -------------
                                                                $  24,490,444
                                                                -------------
COMPUTER SOFTWARE - SYSTEMS -- 3.1%
Apple Computer, Inc. (a) .................             59,510   $   5,048,828
Dell, Inc. (a) ...........................             86,500       2,170,285
Hewlett-Packard Co. ......................            146,960       6,053,282
                                                                -------------
                                                                $  13,272,395
                                                                -------------
CONGLOMERATES -- 0.5%
Textron, Inc. ............................             22,300   $   2,091,071
                                                                -------------
CONSUMER GOODS & SERVICES -- 3.7%
Colgate-Palmolive Co. ....................             37,080   $   2,419,099
eBay, Inc. (a) ...........................            115,120       3,461,658
Procter & Gamble Co. .....................            153,041       9,835,945
                                                                -------------
                                                                $  15,716,702
                                                                -------------
ELECTRICAL EQUIPMENT -- 4.9%
Danaher Corp. ............................             14,800   $   1,072,112
General Electric Co. .....................            331,696      12,342,408
Rockwell Automation, Inc. ................             80,880       4,940,150
W.W. Grainger, Inc. ......................             32,880       2,299,627
                                                                -------------
                                                                $  20,654,297
                                                                -------------
ELECTRONICS -- 5.2%
Applied Materials, Inc. ..................            208,160   $   3,840,552
Intel Corp. ..............................            581,480      11,774,970
Marvell Technology Group Ltd. (a) ........            170,120       3,264,603
Samsung Electronics Co. Ltd., GDR ........              6,545       2,153,305
SanDisk Corp. (a) ........................             27,310       1,175,149
                                                                -------------
                                                                $  22,208,579
                                                                -------------
ENERGY - INTEGRATED -- 0.6%
Exxon Mobil Corp. ........................             35,330   $   2,707,338
                                                                -------------
FOOD & BEVERAGES -- 2.4%
Nestle S.A ...............................             13,053   $   4,636,926
PepsiCo, Inc. ............................             91,870       5,746,469
                                                                -------------
                                                                $  10,383,395
                                                                -------------
FOOD & DRUG STORES -- 0.5%
CVS Corp. ................................             71,940   $   2,223,665
                                                                -------------
GAMING & LODGING -- 2.8%
Harrah's Entertainment, Inc. .............             12,900   $   1,067,088
International Game Technology ............            158,960       7,343,952
Las Vegas Sands Corp. (a) ................             14,090       1,260,773
Starwood Hotels & Resorts, Inc. ..........             36,990       2,311,875
                                                                -------------
                                                                $  11,983,688
                                                                -------------
GENERAL MERCHANDISE -- 1.9%
Family Dollar Stores, Inc. ...............             81,510   $   2,390,688
Target Corp. .............................            100,860       5,754,063
                                                                -------------
                                                                $   8,144,751
                                                                -------------
HEALTH MAINTENANCE ORGANIZATIONS -- 0.6%
UnitedHealth Group, Inc. .................             45,160   $   2,426,447
                                                                -------------
INTERNET -- 3.0%
Google, Inc., "A" (a) ....................             19,930   $   9,177,366
Yahoo!, Inc. (a) .........................            133,900       3,419,806
                                                                -------------
                                                                $  12,597,172
                                                                -------------
LEISURE & TOYS -- 1.2%
Electronic Arts, Inc. (a) ................             96,520   $   4,860,747
                                                                -------------
MACHINERY & TOOLS -- 1.1%
Deere & Co. ..............................             50,300   $   4,782,021
                                                                -------------
MAJOR BANKS -- 1.8%
JPMorgan Chase & Co. .....................             75,970   $   3,669,351
State Street Corp. .......................             61,740       4,163,746
                                                                -------------
                                                                $   7,833,097
                                                                -------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 1.4%
Caremark Rx, Inc. ........................            104,000   $   5,939,440
                                                                -------------
MEDICAL EQUIPMENT -- 4.9%
Advanced Medical Optics, Inc. (a)(l) .....            113,270   $   3,987,104
Baxter International, Inc. ...............             90,730       4,208,965
DENTSPLY International, Inc. .............             69,160       2,064,426
Medtronic, Inc. ..........................            152,330       8,151,178
St. Jude Medical, Inc. (a) ...............             60,660       2,217,730
                                                                -------------
                                                                $  20,629,403
                                                                -------------
NETWORK & TELECOM -- 5.2%
Cisco Systems, Inc. (a) ..................            604,067   $  16,509,151
Corning, Inc. (a) ........................             88,250       1,651,158
Juniper Networks, Inc. (a) ...............             65,760       1,245,494
QUALCOMM, Inc. ...........................             67,960       2,568,208
                                                                -------------
                                                                $  21,974,011
                                                                -------------
OIL SERVICES -- 3.6%
GlobalSantaFe Corp. ......................            100,040   $   5,880,351
Noble Corp. ..............................             52,220       3,976,553
Schlumberger Ltd. ........................             37,170       2,347,657
Transocean, Inc. (a) .....................             16,310       1,319,316
Weatherford International Ltd. (a) .......             43,860       1,832,909
                                                                -------------
                                                                $  15,356,786
                                                                -------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 4 5%
American Express Co. .....................            123,670   $   7,503,059
SLM Corp. ................................            100,820       4,916,991
UBS AG ...................................            108,721       6,604,964
                                                                -------------
                                                                $  19,025,014
                                                                -------------
PERSONAL COMPUTERS & PERIPHERALS -- 0.8%
EMC Corp. (a) ............................            176,900   $   2,335,080
Seagate Technology LLC ...................             44,100       1,168,650
                                                                -------------
                                                                $   3,503,730
                                                                -------------
PHARMACEUTICALS -- 8.2%
Allergan, Inc. ...........................             49,080   $   5,876,839
Eli Lilly & Co. ..........................             80,260       4,181,546
Johnson & Johnson ........................            156,720      10,346,654
Roche Holding AG .........................             41,590       7,455,423
Wyeth ....................................            133,740       6,810,041
                                                                -------------
                                                                $  34,670,503
                                                                -------------
RAILROAD & SHIPPING -- 0.9%
Burlington Northern Santa Fe Corp. .......             51,370   $   3,791,620
                                                                -------------
RESTAURANTS -- 0.3%
YUM! Brands, Inc. ........................             24,040   $   1,413,552
                                                                -------------
SPECIALTY CHEMICALS -- 0.2%
Praxair, Inc. ............................             17,200   $   1,020,476
                                                                -------------
SPECIALTY STORES -- 2.8%
Lowe's Cos., Inc. ........................            109,330   $   3,405,633
Staples, Inc. ............................            199,430       5,324,781
Williams-Sonoma, Inc. (l) ................            100,470       3,158,777
                                                                -------------
                                                                $  11,889,191
                                                                -------------
TELECOMMUNICATIONS - WIRELESS -- 0.9%
America Movil S.A. de C.V., "L", ADR .....             83,120   $   3,758,686
                                                                -------------
TOBACCO -- 0.8%
Altria Group, Inc. .......................             41,320   $   3,546,082
                                                                -------------
TRUCKING -- 0.5%
FedEx Corp. ..............................             19,280   $   2,094,194
                                                                -------------
    Total Common Stocks
      (Identified Cost, $381,607,894) .......................   $ 408,913,445
                                                                -------------
REPURCHASE AGREEMENTS -- 3.5%
Merrill Lynch, 5.32%, dated 12/29/06,
  due 1/02/07, total to be received
  $14,843,578 (secured by various U.S. ...
  Treasury and Federal Agency obligations
  and Mortgage Backed securities in a
  jointly traded account), at Cost .......        $14,837,000   $  14,837,000
                                                                -------------
COLLATERAL FOR SECURITIES LOANED -- 1.6%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..         6,712,466   $   6,712,466
                                                                -------------
    Total Investments
      (Identified Cost, $403,157,360) .......................   $ 430,462,911
                                                                -------------
OTHER ASSETS,
  LESS LIABILITIES -- (1.3)% ................................      (5,383,475)
                                                                -------------
    Net Assets -- 100.0% ....................................   $ 425,079,436
                                                                =============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006

MID CAP VALUE SERIES

COMMON STOCKS -- 98.9%

ISSUER                                           SHARES/PAR      VALUE ($)

APPAREL MANUFACTURERS -- 0.1%
Phillips-Van Heusen Corp. ................                570   $      28,597
                                                                -------------
BROKERAGE & ASSET MANAGERS -- 2.0%
Mellon Financial Corp. ...................              8,910   $     375,557
Waddell & Reed Financial, Inc., "A" ......              4,450         121,752
                                                                -------------
                                                                $     497,309
                                                                -------------
BUSINESS SERVICES -- 0.5%
Alliance Data Systems Corp. (a) ..........                660   $      41,230
Fidelity National Information Services, Inc.            1,800          72,162
                                                                -------------
                                                                $     113,392
                                                                -------------
CABLE TV -- 0.2%
Liberty Global, Inc., "A" (a) ............              1,800   $      52,470
                                                                -------------
CHEMICALS -- 2.1%
Nalco Holding Co. (a) ....................              9,390   $     192,119
Rohm & Haas Co. ..........................              6,220         317,966
                                                                -------------
                                                                $     510,085
                                                                -------------
COMPUTER SOFTWARE -- 2.7%
Compuware Corp. (a) ......................             28,040   $     233,573
McAfee, Inc. (a) .........................             15,770         447,553
                                                                -------------
                                                                $     681,126
                                                                -------------
CONSTRUCTION -- 5.0%
D.R. Horton, Inc. ........................             14,840   $     393,112
Masco Corp. ..............................             10,690         319,310
Pulte Homes, Inc. ........................              5,000         165,600
Sherwin-Williams Co. .....................              5,730         364,313
                                                                -------------
                                                                $   1,242,335
                                                                -------------
CONSUMER GOODS & SERVICES -- 3.8%
Brink's Co. ..............................              6,400   $     409,088
Estee Lauder Cos., Inc., "A" .............              3,970         162,055
Scotts Miracle-Gro Co. ...................              7,150         369,298
                                                                -------------
                                                                $     940,441
                                                                -------------
CONTAINERS -- 0.3%
Smurfit-Stone Container Corp. (a) ........              6,640   $      70,118
Temple-Inland, Inc. ......................                280          12,888
                                                                -------------
                                                                $      83,006
                                                                -------------
ELECTRICAL EQUIPMENT -- 2.4%
Rockwell Automation, Inc. ................              5,190   $     317,005
W.W. Grainger, Inc. ......................              4,150         290,251
                                                                -------------
                                                                $     607,256
                                                                -------------
ELECTRONICS -- 0.7%
Kronos, Inc. (a) .........................                480   $      17,635
SanDisk Corp. (a) ........................              3,250         139,848
Synopsys, Inc. (a) .......................                700          18,711
                                                                -------------
                                                                $     176,194
                                                                -------------
ENERGY - INDEPENDENT -- 1.1%
Newfield Exploration Co. (a) .............              5,930   $     272,484
                                                                -------------
ENERGY - INTEGRATED -- 2.6%
Hess Corp. ...............................             12,820   $     635,487
                                                                -------------
FOOD & BEVERAGES -- 1.3%
Pepsi Bottling Group, Inc. ...............             10,770   $     332,901
                                                                -------------
FOOD & DRUG STORES -- 1.4%
Kroger Co. ...............................             15,300   $     352,971
                                                                -------------
FOREST & PAPER PRODUCTS -- 0.5%
MeadWestvaco Corp. .......................              4,150   $     124,749
                                                                -------------
FURNITURE & APPLIANCES -- 1.3%
Tempur-Pedic International, Inc. (a) .....              3,800   $      77,748
Tupperware Brands Corp. ..................             10,800         244,188
                                                                -------------
                                                                $     321,936
                                                                -------------
GAMING & LODGING -- 0.8%
Harrah's Entertainment, Inc. .............                670   $      55,422
MGM Mirage (a) ...........................              2,620         150,257
                                                                -------------
                                                                $     205,679
                                                                -------------
GENERAL MERCHANDISE -- 1.5%
Family Dollar Stores, Inc. ...............                430   $      12,612
Federated Department Stores, Inc. ........              9,510         362,616
                                                                -------------
                                                                $     375,228
                                                                -------------
HEALTH MAINTENANCE ORGANIZATIONS -- 2.2%
AMERIGROUP Corp. (a) .....................              2,120   $      76,087
CIGNA Corp. ..............................              2,960         389,447
Health Net, Inc. (a) .....................              1,700          82,722
                                                                -------------
                                                                $     548,256
                                                                -------------
INSURANCE -- 9.9%
Ace Ltd. .................................              2,960   $     179,287
Endurance Specialty Holdings Ltd. ........             11,160         408,233
Fidelity National Title Group, Inc. ......             15,750         376,110
First American Corp. .....................              9,120         371,002
Genworth Financial, Inc., "A" ............             13,310         455,335
Mercury General Corp. ....................                210          11,073
MGIC Investment Corp. ....................              2,120         132,585
PartnerRe Ltd. ...........................              5,390         382,852
Protective Life Corp. ....................                640          30,400
Zenith National Insurance Corp. ..........              2,910         136,508
                                                                -------------
                                                                $   2,483,385
                                                                -------------
INTERNET -- 1.6%
RealNetworks, Inc. (a) ...................             36,120   $     395,153
                                                                -------------
LEISURE & TOYS -- 1.0%
Hasbro, Inc. .............................              9,510   $     259,148
                                                                -------------
MACHINERY & TOOLS -- 3.5%
Cummins, Inc. ............................              3,070   $     362,813
Eaton Corp. ..............................              6,060         455,348
Timken Co. ...............................              1,850          53,983
                                                                -------------
                                                                $     872,144
                                                                -------------
MAJOR BANKS -- 1.4%
PNC Financial Services Group, Inc. .......              4,740   $     350,950
                                                                -------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.6%
IMS Health, Inc. .........................                370   $      10,168
McKesson Corp. ...........................              2,930         148,551
                                                                -------------
                                                                $     158,719
                                                                -------------
MEDICAL EQUIPMENT -- 1.8%
Advanced Medical Optics, Inc. (a) ........              2,370   $      83,424
Cooper Cos., Inc. ........................              7,980         355,110
                                                                -------------
                                                                $     438,534
                                                                -------------
METALS & MINING -- 0.4%
Freeport-McMoRan Copper & Gold,
  Inc., "B" ..............................              1,730   $      96,413
                                                                -------------

NATURAL GAS - DISTRIBUTION -- 0.2%
Equitable Resources, Inc. ................              1,430   $      59,703
                                                                -------------

NATURAL GAS - PIPELINE -- 1.7%
Williams Cos., Inc. ......................             16,300   $     425,756
                                                                -------------

NETWORK & TELECOM -- 0.2%
InterDigital Communications Corp. (a) .....             1,690   $      56,700
                                                                -------------

OIL SERVICES -- 0.5%
GlobalSantaFe Corp. .......................             2,070   $     121,675
                                                                -------------

OTHER BANKS & DIVERSIFIED FINANCIALS -- 7.7%
AmeriCredit Corp. (a) .....................             2,400   $      60,408
BankUnited Financial Corp., "A" ...........             5,190         145,112
CIT Group, Inc. ...........................             1,550          86,444
Compass Bancshares, Inc. ..................             5,180         308,987
First Horizon National Corp. ..............             2,260          94,423
IndyMac Bancorp, Inc. .....................             2,000          90,320
Marshall & Ilsley Corp. ...................             2,210         106,323
New York Community Bancorp, Inc. ..........            22,240         358,064
Northern Trust Corp. ......................             2,440         148,084
TCF Financial Corp. .......................             8,170         224,021
Zions Bancorporation ......................             3,700         305,028
                                                                -------------
                                                                $   1,927,214
                                                                -------------
PERSONAL COMPUTERS & PERIPHERALS -- 0.8%
Western Digital Corp. (a) .................             9,600   $     196,416
                                                                -------------

PHARMACEUTICALS -- 0.5%
Endo Pharmaceuticals Holdings, Inc. (a) ...             4,240   $     116,939
                                                                -------------

PRINTING & PUBLISHING -- 1.4%
Lee Enterprises, Inc. .....................             3,050   $      94,733
New York Times Co., "A" ...................             1,370          33,373
R.R. Donnelley & Sons Co. .................               400          14,216
Washington Post Co., "B" ..................               270         201,312
                                                                -------------
                                                                $     343,634
                                                                -------------
RAILROAD & SHIPPING -- 1.2%
Norfolk Southern Corp. ....................             5,930   $     298,220
                                                                -------------

REAL ESTATE -- 9.4%
CapitalSource, Inc., REIT .................             3,380   $      92,308
CBL & Associates Properties, Inc., REIT ...             8,900         385,815
DiamondRock Hospitality Co., REIT .........            10,370         186,764
Equity Office Properties Trust, REIT ......            14,030         675,825
Equity Residential, REIT ..................            11,420         579,565
Host Hotels & Resorts, Inc., REIT .........            17,810         437,236
                                                                -------------
                                                                $   2,357,513
                                                                -------------
RESTAURANTS -- 0.9%
Jack in the Box, Inc. (a) .................             1,270   $      77,521
YUM! Brands, Inc. .........................             2,680         157,584
                                                                -------------
                                                                $     235,105
                                                                -------------
SPECIALTY STORES -- 2.8%
Aeropostale, Inc. (a) .....................            13,740   $     424,154
OfficeMax, Inc. ...........................             1,200          59,580
PetSmart, Inc. ............................             7,080         204,329
                                                                -------------
                                                                $     688,063
                                                                -------------
TELEPHONE SERVICES -- 3.4%
Embarq Corp. .............................             12,240   $     643,334
Qwest Communications International,
  Inc. (a) ...............................             24,930         208,664
                                                                -------------
                                                                $     851,998
                                                                -------------
TOBACCO -- 1.7%
Loews Corp. ..............................              4,390   $     284,121
Reynolds American, Inc. ..................              2,110         138,142
                                                                -------------
                                                                $     422,263
                                                                -------------
UTILITIES - ELECTRIC POWER -- 13.8%
American Electric Power Co., Inc. ........             12,590   $     536,077
CMS Energy Corp. (a) .....................             17,780         296,926
Constellation Energy Group, Inc. .........              8,280         570,244
Edison International .....................              1,220          55,486
FPL Group, Inc. ..........................              5,180         281,896
Northeast Utilities ......................             10,670         300,467
NRG Energy, Inc. (a) .....................              2,900         162,429
Pepco Holdings, Inc. .....................             17,390         452,314
PG&E Corp. ...............................             12,550         593,992
PPL Corp. ................................              1,350          48,384
Xcel Energy, Inc. ........................              6,410         147,815
                                                                -------------
                                                                $   3,446,030
                                                                -------------
    Total Common Stocks
      (Identified Cost, $21,666,771) ........................   $  24,703,577
                                                                -------------
SHORT-TERM OBLIGATIONS -- 0.8%
Alpine Securitization Corp., 5.3%,
  due 1/02/07, at Amortized Cost
  and Value (n)(y) .......................         $  208,000   $     207,969
                                                                -------------
    Total Investments
      (Identified Cost, $21,874,740) ........................   $  24,911,546
                                                                -------------
OTHER ASSETS,
  LESS LIABILITIES -- 0.3% ..................................          74,293
                                                                -------------
    Net Assets -- 100.0% ....................................   $  24,985,839
                                                                =============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006

NEW DISCOVERY SERIES

COMMON STOCKS -- 99.3%

ISSUER                                             SHARES/PAR       VALUE ($)

AIRLINES -- 0.5%
Allegiant Travel Co. (a) .................             66,790   $   1,874,127
                                                                -------------
ALCOHOLIC BEVERAGES -- 0.2%
Castle Brands, Inc. (a) ..................             86,630   $     539,705
                                                                -------------
APPAREL MANUFACTURERS -- 0.8%
Carter's, Inc. (a)(l) ....................            105,640   $   2,693,820
                                                                -------------
BIOTECHNOLOGY -- 4.0%
Cadence Pharmaceuticals, Inc. (a) ........             96,100   $   1,183,952
CV Therapeutics, Inc. (a)(l) .............            176,590       2,465,196
Gen-Probe, Inc. (a) ......................             67,760       3,548,591
Millipore Corp. (a)(l) ...................             99,570       6,631,362
                                                                -------------
                                                                $  13,829,101
                                                                -------------
BROKERAGE & ASSET MANAGERS -- 1.2%
MarketAxess Holdings, Inc. (a) ...........            145,960   $   1,980,677
Thomas Weisel Partners Group LLC (a)(l) ..            102,300       2,158,530
                                                                -------------
                                                                $   4,139,207
                                                                -------------
BUSINESS SERVICES -- 7.5%
Bright Horizons Family Solutions, Inc. (a)             74,160   $   2,867,026
Corporate Executive Board Co. (l) ........             50,410       4,420,957
CoStar Group, Inc. (a) ...................            101,580       5,440,625
Equinix, Inc. (a)(l) .....................             33,280       2,516,634
Global Payments, Inc. ....................             59,750       2,766,425
LoopNet, Inc. (a)(l) .....................             93,370       1,398,683
TALX Corp. (l) ...........................            131,390       3,606,656
Ultimate Software Group, Inc. (a)(l) .....            121,380       2,823,299
                                                                -------------
                                                                $  25,840,305
                                                                -------------
CHEMICALS -- 1.0%
Nalco Holding Co. (a) ....................            167,640   $   3,429,914
                                                                -------------
COMPUTER SOFTWARE -- 6.1%
CommVault Systems, Inc. (a) ..............            126,670   $   2,534,667
Guidance Software, Inc. (a) ..............             87,240       1,358,327
MSC.Software Corp. (a) ...................            169,974       2,588,704
Opsware, Inc. (a)(l) .....................            493,610       4,353,640
TIBCO Software, Inc. (a) .................            433,040       4,087,898
Transaction Systems Architects, Inc. (a) ..           190,550       6,206,214
                                                                -------------
                                                                $  21,129,450
                                                                -------------
CONSTRUCTION -- 1.4%
Dayton Superior Corp. (a) ................            133,000   $   1,561,420
M.D.C. Holdings, Inc. (l) ................             57,460       3,278,093
                                                                -------------
                                                                $   4,839,513
                                                                -------------
CONSUMER GOODS & SERVICES -- 5.8%
Central Garden & Pet Co. (a) .............             75,310   $   3,646,510
ITT Educational Services, Inc. (a)(l) ....             57,750       3,832,867
Knot, Inc. (a) ...........................             61,520       1,614,285
Monster Worldwide, Inc. (a) ..............             40,570       1,892,185
New Oriental Educational & Technology
  Group, ADR (a) .........................            115,740       3,881,920
PlanetOut, Inc. (a)(l) ...................            162,860         750,785
Strayer Education, Inc. (l) ..............             40,910       4,338,506
                                                                -------------
                                                                $  19,957,058
                                                                -------------
ELECTRICAL EQUIPMENT -- 1.8%
MSC Industrial Direct Co., Inc., "A" .....            162,710   $   6,370,096
                                                                -------------
ELECTRONICS -- 9.1%
ARM Holdings PLC .........................          2,709,990   $   6,674,708
Cree, Inc. (a)(l) ........................            151,790       2,629,003
Entegris, Inc. (a)(l) ....................            392,537       4,247,250
FormFactor, Inc. (a) .....................            119,600       4,455,100
Hittite Microwave Corp. (a)(l) ...........             90,170       2,914,294
Intersil Corp., "A" ......................            147,000       3,516,240
Kronos, Inc. (a) .........................             60,190       2,211,381
Netlist, Inc. (a) ........................             73,400         713,448
NetLogic Microsystems, Inc. (a)(l) .......            109,140       2,367,247
Volterra Semiconductor Corp. (a)(l) ......            108,690       1,630,350
                                                                -------------
                                                                $  31,359,021
                                                                -------------
ENERGY - INDEPENDENT -- 3.1%
EXCO Resources, Inc. (a) .................            212,260   $   3,589,317
Forest Oil Corp. (a)(l) ..................             76,060       2,485,641
Goodrich Petroleum Corp. (a)(l) ..........             79,430       2,873,777
Venoco, Inc. (a) .........................            100,300       1,761,268
                                                                -------------
                                                                $  10,710,003
                                                                -------------
ENGINEERING - CONSTRUCTION -- 3.3%
InfraSource Services, Inc. (a)(l) ........            150,070   $   3,267,024
North American Energy Partners, Inc. (a) ..           288,750       4,700,850
Quanta Services, Inc. (a)(l) .............            179,040       3,521,717
                                                                -------------
                                                                $  11,489,591
                                                                -------------
FOOD & BEVERAGES -- 0.8%
Diamond Foods, Inc. ......................            141,320   $   2,686,493
                                                                -------------
FOREST & PAPER PRODUCTS -- 0.7%
Universal Forest Products, Inc. ..........             51,000   $   2,377,620
                                                                -------------
GAMING & LODGING -- 2.1%
Shuffle Master, Inc. (a)(l) ..............            124,470   $   3,261,114
WMS Industries, Inc. (a)(l) ..............            112,540       3,923,144
                                                                -------------
                                                                $   7,184,258
                                                                -------------
GENERAL MERCHANDISE -- 0.9%
Stage Stores, Inc. (l) ...................             98,660   $   2,998,277
                                                                -------------
INTERNET -- 1.7%
CNET Networks, Inc. (a)(l) ...............            358,530   $   3,259,038
Move, Inc. (a)(l) ........................            333,480       1,837,475
Vocus, Inc. (a) ..........................             50,950         855,960
                                                                -------------
                                                                $   5,952,473
                                                                -------------
LEISURE & TOYS -- 2.3%
Activision, Inc. (a)(l) ..................            236,731   $   4,081,242
THQ, Inc. (a)(l) .........................            118,809       3,863,669
                                                                -------------
                                                                $   7,944,911
                                                                -------------
MACHINERY & TOOLS -- 1.0%
Ritchie Bros. Auctioneers, Inc. ..........             64,830   $   3,470,998
                                                                -------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 4.7%
AMICAS, Inc. (a) .........................            238,370   $     700,808
Healthcare Services Group, Inc. (l) ......            144,720       4,191,091
IDEXX Laboratories, Inc. (a) .............             40,483       3,210,302
MWI Veterinary Supply, Inc. (a) ..........            129,380       4,178,974
VCA Antech, Inc. (a)(l) ..................             54,860       1,765,943
WebMD Health Corp. (a)(l) ................             58,700       2,349,174
                                                                -------------
                                                                $  16,396,292
                                                                -------------
MEDICAL EQUIPMENT -- 10.5%
ABIOMED, Inc. (a)(l) .....................             40,180   $     566,538
Advanced Medical Optics, Inc. (a)(l) .....            165,130       5,812,576
Aspect Medical Systems, Inc. (a)(l) ......            266,880       5,020,013
AtriCure, Inc. (a) .......................            133,030       1,197,270
Conceptus, Inc. (a)(l) ...................            205,010       4,364,663
Cyberonics, Inc. (a) .....................            195,640       4,038,010
Dexcom, Inc. (a)(l) ......................            140,570       1,386,020
Mindray Medical International Ltd., ADR (a)            79,840       1,909,773
NxStage Medical, Inc. (a)(l) .............             39,480         330,842
Thoratec Corp. (a)(l) ....................            335,290       5,894,398
Ventana Medical Systems, Inc. (a)(l) .....             78,140       3,362,364
Volcano Corp. (a) ........................            153,880       2,522,093
                                                                -------------
                                                                $  36,404,560
                                                                -------------
NETWORK & TELECOM -- 3.0%
NICE Systems Ltd., ADR (a) ...............            340,530   $  10,481,513
                                                                -------------
OIL SERVICES -- 2.6%
Dresser-Rand Group, Inc. (a) .............            199,930   $   4,892,287
Natural Gas Services Group, Inc. (a)(l) ..             99,160       1,378,324
Universal Compression Holdings, Inc. (a) ..            44,680       2,775,075
                                                                -------------
                                                                $   9,045,686
                                                                -------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 4 1%
Commerce Bancorp, Inc. (l) ...............             81,820   $   2,885,791
Investors Financial Services Corp. (l) ...            106,170       4,530,274
New York Community Bancorp, Inc. (l) .....            207,470       3,340,267
Signature Bank (a) .......................            104,900       3,249,802
                                                                -------------
                                                                $  14,006,134
                                                                -------------
PERSONAL COMPUTERS & PERIPHERALS -- 1.8%
Isilon Systems, Inc. (a) .................             19,530   $     539,028
Nuance Communications, Inc. (a)(l) .......            497,575       5,702,210
                                                                -------------
                                                                $   6,241,238
                                                                -------------
PHARMACEUTICALS -- 2.8%
Endo Pharmaceuticals Holdings, Inc. (a) ..            125,320   $   3,456,326
Medicis Pharmaceutical Corp., "A" (l) ....            128,660       4,519,826
Warner Chilcott Ltd., "A" (a) ............            116,960       1,616,387
                                                                -------------
                                                                $   9,592,539
                                                                -------------
PRINTING & PUBLISHING -- 0.5%
Morningstar, Inc. (a)(l) .................             36,130   $   1,627,656
                                                                -------------
REAL ESTATE -- 1.1%
Alesco Financial, Inc., REIT .............            220,970   $   2,364,379
Global Signal, Inc., REIT (l) ............             27,550       1,451,058
                                                                -------------
                                                                $   3,815,437
                                                                -------------
RESTAURANTS -- 4.1%
Chipotle Mexican Grill, Inc., "A" (a)(l) ..            42,480   $   2,421,360
Peet's Coffee & Tea, Inc. (a)(l) .........             54,320       1,425,357
Red Robin Gourmet Burgers, Inc. (a)(l) ...            164,500       5,897,325
Texas Roadhouse, Inc., "A" (a)(l) ........            334,820       4,439,713
                                                                -------------
                                                                $  14,183,755
                                                                -------------
SPECIALTY CHEMICALS -- 1.0%
Innophos Holdings, Inc. (a) ..............            141,800   $   2,081,624
NuCO2, Inc. (a)(l) .......................             57,580       1,415,892
                                                                -------------
                                                                $   3,497,516
                                                                -------------
SPECIALTY STORES -- 6.4%
A.C. Moore Arts & Crafts, Inc. (a) .......            109,340   $   2,369,398
CarMax, Inc. (a) .........................             52,150       2,796,804
Citi Trends, Inc. (a)(l) .................             61,390       2,433,500
Dick's Sporting Goods, Inc. (a)(l) .......             52,370       2,565,606
Hibbett Sporting Goods, Inc. (a)(l) ......            101,680       3,104,290
Monro Muffler Brake, Inc. ................             63,340       2,223,234
Susser Holdings Corp. (a) ................             96,150       1,730,700
Urban Outfitters, Inc. (a)(l) ............            212,230       4,887,657
                                                                -------------
                                                                $  22,111,189
                                                                -------------
TELEPHONE SERVICES -- 1.4%
Level 3 Communications, Inc. (a)(l) ......            835,830   $   4,680,648
                                                                -------------
    Total Common Stocks
      (Identified Cost, $318,704,647) .......................   $ 342,900,104
                                                                =============
SHORT-TERM OBLIGATIONS -- 0.2%
General Electric Capital Corp., 5.29%,
  due 1/02/07, at Amortized Cost (y) .....         $  617,000   $     616,909
                                                                -------------
COLLATERAL FOR SECURITIES LOANED -- 16.9%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..        58,385,188   $  58,385,188
                                                                -------------
    Total Investments
      (Identified Cost, $377,706,744) .......................   $ 401,902,201
                                                                -------------
OTHER ASSETS,
  LESS LIABILITIES -- (16.4)% ...............................     (56,609,302)
                                                                -------------
    Net Assets -- 100.0% ....................................   $ 345,292,899
                                                                =============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006

RESEARCH INTERNATIONAL SERIES

COMMON STOCKS -- 98.7%

ISSUER                                             SHARES/PAR       VALUE ($)

AEROSPACE -- 0.8%
Finmeccanica S.p.A. (l) ..................             84,820   $   2,299,273
                                                                -------------
ALCOHOLIC BEVERAGES -- 1.7%
Diageo PLC ...............................            146,780   $   2,882,019
Grupo Modelo S.A. de C.V., "C" ...........             83,320         462,780
Pernod Ricard S.A. (l) ...................              5,700       1,308,929
                                                                -------------
                                                                $   4,653,728
                                                                -------------
APPAREL MANUFACTURERS -- 2.6%
Adidas AG ................................             55,270   $   2,752,125
Li & Fung Ltd. ...........................            621,600       1,933,947
LVMH Moet Hennessy Louis Vuitton S.A. (l)              24,140       2,547,109
                                                                -------------
                                                                $   7,233,181
                                                                -------------
AUTOMOTIVE -- 4.4%
Bayerische Motoren Werke AG ..............             53,140   $   3,051,423
Continental AG ...........................             37,673       4,380,240
Honda Motor Co. Ltd. (l) .................            115,500       4,560,040
                                                                -------------
                                                                $  11,991,703
                                                                -------------
BIOTECHNOLOGY -- 1.1%
Actelion Ltd. (a) ........................             13,980   $   3,073,788
                                                                -------------
BROADCASTING -- 3.3%
Antena 3 de Television S.A. (l) ..........             59,635   $   1,404,067
Grupo Televisa S.A., ADR .................             35,760         965,878
Nippon Television Network Corp. ..........             11,500       1,705,994
WPP Group PLC ............................            373,930       5,057,077
                                                                -------------
                                                                $   9,133,016
                                                                -------------
BROKERAGE & ASSET MANAGERS -- 0.6%
EFG International (a) ....................             43,830   $   1,652,300
                                                                -------------
BUSINESS SERVICES -- 0.7%
Mitsubishi Corp. .........................            104,600   $   1,968,197
                                                                -------------
CHEMICALS -- 4.3%
Bayer AG .................................            104,230   $   5,593,092
Syngenta AG ..............................             20,502       3,813,113
Umicore ..................................             14,170       2,412,411
                                                                -------------
                                                                $  11,818,616
                                                                -------------
COMPUTER SOFTWARE - SYSTEMS -- 0.8%
Cap Gemini S.A ...........................             33,350   $   2,092,850
                                                                -------------
CONGLOMERATES -- 1.4%
Siemens AG ...............................             37,880   $   3,756,410
                                                                -------------
CONSTRUCTION -- 1.8%
CEMEX S.A. de C.V., ADR (a) ..............             35,824   $   1,213,717
CRH PLC ..................................             68,310       2,843,399
Siam Cement Public Co. Ltd. ..............            117,100         822,777
                                                                -------------
                                                                $   4,879,893
                                                                -------------
CONSUMER GOODS & SERVICES -- 2.0%
Kao Corp. ................................            100,000   $   2,696,459
Kimberly-Clark de Mexico S.A. de C.V., "A"            126,800         583,240
Reckitt Benckiser PLC ....................             49,730       2,273,342
                                                                -------------
                                                                $   5,553,041
                                                                -------------
ELECTRICAL EQUIPMENT -- 1.2%
Schneider Electric S.A. (l) ..............             30,804   $   3,418,967
                                                                -------------
ELECTRONICS -- 5.2%
ARM Holdings PLC .........................            495,410   $   1,220,164
ASML Holding N.V. (a) ....................             47,880       1,190,493
Konica Minolta Holdings, Inc. (l) ........            130,500       1,841,657
Nintendo Co. Ltd. (l) ....................              9,100       2,362,048
Nippon Electric Glass Co. Ltd. ...........             39,000         819,018
Royal Philips Electronics N.V ............             82,020       3,092,586
Samsung Electronics Co. Ltd. .............              5,596       3,688,546
                                                                -------------
                                                                $  14,214,512
                                                                -------------
ENERGY - INDEPENDENT -- 0.7%
Norsk Hydro A.S.A ........................             64,350   $   1,997,662
                                                                -------------
ENERGY - INTEGRATED -- 6.6%
Petroleo Brasileiro S.A., ADR ............              6,870   $     707,541
Royal Dutch Shell PLC, "A" ...............            194,700       6,806,906
Sasol Ltd. ...............................             26,580         980,771
Statoil A.S.A. (l) .......................            116,950       3,100,517
TOTAL S.A. (l) ...........................             92,060       6,639,769
                                                                -------------
                                                                $  18,235,504
                                                                -------------
FOOD & BEVERAGES -- 2.5%
Nestle S.A ...............................             16,861   $   5,989,673
Nong Shim Co. Ltd. (a) ...................              2,802         858,677
                                                                -------------
                                                                $   6,848,350
                                                                -------------
FOOD & DRUG STORES -- 1.3%
Sundrug Co. Ltd. .........................             43,400   $     960,637
Tesco PLC ................................            338,639       2,682,879
                                                                -------------
                                                                $   3,643,516
                                                                -------------
FOREST & PAPER PRODUCTS -- 0.0%
Votorantim Celulose e Papel S.A., ADR ....              1,420   $      27,846
                                                                -------------
INSURANCE -- 2.7%
Assicurazioni Generali S.p.A .............             54,910   $   2,410,994
AXA (l) ..................................            124,570       5,042,188
                                                                -------------
                                                                $   7,453,182
                                                                -------------
INTERNET -- 0.2%
Universo Online S.A., IPS (a) ............            107,400   $     584,035
                                                                -------------
LEISURE & TOYS -- 1.8%
Capcom Co. Ltd. (l) ......................             65,100   $   1,172,998
Konami Corp. (l) .........................             66,500       2,011,004
NAMCO BANDAI Holdings, Inc. ..............            117,200       1,717,955
                                                                -------------
                                                                $   4,901,957
                                                                -------------
MACHINERY & TOOLS -- 1.4%
Fanuc Ltd. ...............................             26,400   $   2,599,084
GEA Group AG .............................             52,000       1,171,463
                                                                -------------
                                                                $   3,770,547
                                                                -------------
MAJOR BANKS -- 15.1%
Barclays PLC .............................            340,820   $   4,872,967
BNP Paribas (l) ..........................             48,699       5,311,959
BOC Hong Kong Holdings Ltd. ..............          1,394,000       3,781,493
Credit Agricole S.A. (l) .................            111,617       4,693,188
Deutsche Postbank AG .....................             21,760       1,837,076
Erste Bank der oesterreichischen
  Sparkassen AG (l) ......................             28,036       2,149,730
Industrial & Commercial Bank of China, "H"
  (a) ....................................             13,000           8,106
Mitsubishi Tokyo Financial Group, Inc. ...                310       3,827,964
Royal Bank of Scotland Group PLC .........            139,260       5,435,997
Standard Chartered PLC ...................             65,510       1,914,353
Sumitomo Mitsui Financial Group, Inc. ....                426       4,365,744
UniCredito Italiano S.p.A. (l) ...........            394,400       3,456,184
                                                                -------------
                                                                $  41,654,761
                                                                -------------
METALS & MINING -- 3.4%
BHP Billiton PLC .........................            282,160   $   5,164,405
Companhia Siderurgica Nacional S.A.,
  ADR (l) ................................             28,770         862,525
POSCO ....................................              8,720       2,897,290
TMK OAO, GDR (a)(z) ......................             10,410         364,350
                                                                -------------
                                                                $   9,288,570
                                                                -------------
NATURAL GAS - DISTRIBUTION -- 1.2%
Gaz de France (l) ........................             26,460   $   1,216,983
Tokyo Gas Co. Ltd. .......................            384,000       2,041,850
                                                                -------------
                                                                $   3,258,833
                                                                -------------
NATURAL GAS - PIPELINE -- 0.3%
Gazprom OAO, ADR .........................             20,820   $     957,720
                                                                -------------
OIL SERVICES -- 0.5%
Saipem S.p.A .............................             39,340   $   1,025,867
Vallourec S.A ............................                990         287,834
                                                                -------------
                                                                $   1,313,701
                                                                -------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 10.8%
AEON Credit Service Co. Ltd. .............            124,000   $   2,348,860
Akbank T.A.S .............................            349,214       2,119,286
Banche Popolari Unite Scpa ...............             91,720       2,520,209
Banco Nossa Caixa S.A ....................             31,150         700,328
Bangkok Bank Public Co. Ltd. .............            334,600       1,064,426
Bank of Cyprus Public Co. Ltd. ...........             70,950         970,072
CSU Cardsystem S.A. (a) ..................             99,440         507,680
Hana Financial Group, Inc. ...............             33,860       1,780,381
HSBC Holdings PLC ........................            268,605       4,897,893
ORIX Corp. (l) ...........................              4,490       1,299,345
Shinsei Bank Ltd. ........................            264,000       1,552,354
SinoPac Holdings .........................          1,990,000       1,065,690
Suncorp-Metway Ltd. ......................            132,290       2,126,222
UBS AG ...................................             91,452       5,555,846
Unibanco -- Uniao de Bancos Brasileiros
  S.A., ADR ..............................             14,220       1,321,891
                                                                -------------
                                                                $  29,830,483
                                                                -------------
PHARMACEUTICALS -- 5.8%
Astellas Pharma, Inc. ....................             77,600   $   3,526,532
GlaxoSmithKline PLC ......................            251,010       6,607,480
Novartis AG ..............................             29,060       1,674,842
Roche Holding AG .........................             23,870       4,278,936
                                                                -------------
                                                                $  16,087,790
                                                                -------------
SPECIALTY CHEMICALS -- 2.6%
Asahi Glass Co. Ltd. (l) .................            202,000   $   2,426,477
Linde AG (l) .............................             30,250       3,124,331
Lonza Group AG ...........................             19,800       1,710,509
                                                                -------------
                                                                $   7,261,317
                                                                -------------
SPECIALTY STORES -- 0.8%
NEXT PLC .................................             58,920   $   2,077,212
                                                                -------------
TELECOMMUNICATIONS - WIRELESS -- 2.5%
America Movil S.A. de C.V., "L", ADR .....             17,130   $     774,619
KDDI Corp. ...............................                247       1,674,400
Rogers Communications, Inc., "B" .........             39,800       1,185,561
Vodafone Group PLC .......................          1,144,580       3,172,109
                                                                -------------
                                                                $   6,806,689
                                                                -------------
TELEPHONE SERVICES -- 3.0%
France Telecom S.A .......................             91,660   $   2,534,286
Philippine Long Distance Telephone Co. ...             14,900         775,092
Telenor A.S.A ............................            136,240       2,562,772
TELUS Corp. ..............................             50,940       2,340,380
                                                                -------------
                                                                $   8,212,530
                                                                -------------
UTILITIES - ELECTRIC POWER -- 3.6%
CEZ AS ...................................             23,180   $   1,068,906
E.ON AG ..................................             43,070       5,845,027
Equatorial Energia S.A., IEU (a) .........            115,280       1,017,812
SUEZ S.A. (l) ............................             40,941       2,119,673
                                                                -------------
                                                                $  10,051,418
                                                                -------------
    Total Common Stocks
      (Identified Cost, $224,555,050) .......................   $ 272,003,098
                                                                -------------
SHORT-TERM OBLIGATIONS -- 1.3%
General Electric Capital Corp., 5.29%,
  due 1/02/07, at Amortized Cost
  and Value (y) ..........................         $3,537,000   $   3,536,480
                                                                -------------
COLLATERAL FOR SECURITIES LOANED -- 15.2%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..        41,916,962   $  41,916,962
                                                                -------------
    Total Investments
      (Identified Cost, $270,008,492) (k)....................   $ 317,456,540
                                                                -------------
OTHER ASSETS,
  LESS LIABILITIES -- (15.2)% ...............................     (41,954,107)
                                                                -------------
    Net Assets -- 100.0% ....................................   $ 275,502,433
                                                                =============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006

STRATEGIC GROWTH SERIES

COMMON STOCKS -- 98.1%

ISSUER                                             SHARES/PAR       VALUE ($)

AEROSPACE -- 4.1%
Lockheed Martin Corp. ....................             16,190   $   1,490,613
United Technologies Corp. ................             22,490       1,406,075
                                                                -------------
                                                                $   2,896,688
                                                                -------------
APPAREL MANUFACTURERS -- 2.0%
Coach, Inc. (a) ..........................             14,500   $     622,920
NIKE, Inc., "B" ..........................              8,000         792,240
                                                                -------------
                                                                $   1,415,160
                                                                -------------
AUTOMOTIVE -- 1.4%
Harman International Industries, Inc. ....              9,900   $     989,109
                                                                -------------
BIOTECHNOLOGY -- 6.5%
Amgen, Inc. (a) ..........................             13,500   $     922,185
Celgene Corp. (a) ........................             16,330         939,465
Genentech, Inc. (a) ......................              9,410         763,433
Genzyme Corp. (a) ........................             17,840       1,098,587
Gilead Sciences, Inc. (a) ................              5,330         346,077
Millipore Corp. (a) ......................              7,610         506,826
                                                                -------------
                                                                $   4,576,573
                                                                -------------
BROADCASTING -- 3.6%
Grupo Televisa S.A., ADR .................             23,340   $     630,413
News Corp., "A" ..........................             87,260       1,874,345
                                                                -------------
                                                                $   2,504,758
                                                                -------------
BROKERAGE & ASSET MANAGERS -- 4.5%
Charles Schwab Corp. .....................             59,110   $   1,143,187
Chicago Mercantile Exchange Holdings,
  Inc., "A" ..............................              2,140       1,090,865
Goldman Sachs Group, Inc. ................              4,660         928,971
                                                                -------------
                                                                $   3,163,023
                                                                -------------
BUSINESS SERVICES -- 6.2%
Amdocs Ltd. (a) ..........................             26,880   $   1,041,600
Cognizant Technology Solutions Corp.,
  "A" (a) ................................             10,800         833,328
First Data Corp. .........................             52,160       1,331,123
Western Union Co. ........................             52,160       1,169,427
                                                                -------------
                                                                $   4,375,478
                                                                -------------
CHEMICALS -- 2.5%
Monsanto Co. .............................             33,930   $   1,782,343
                                                                -------------
COMPUTER SOFTWARE -- 3.0%
Adobe Systems, Inc. (a) ..................             51,380   $   2,112,746
                                                                -------------
COMPUTER SOFTWARE - SYSTEMS -- 1.6%
Apple Computer, Inc. (a) .................             13,460   $   1,141,946
                                                                -------------
CONSUMER GOODS & SERVICES -- 0.7%
eBay, Inc. (a) ...........................             17,330   $     521,113
                                                                -------------
ELECTRICAL EQUIPMENT -- 1.9%
Rockwell Automation, Inc. ................             22,510   $   1,374,911
                                                                -------------
ELECTRONICS -- 7.9%
Applied Materials, Inc. ..................             58,500   $   1,079,325
Intel Corp. ..............................             70,820       1,434,105
Marvell Technology Group Ltd. (a) ........             73,700       1,414,303
Samsung Electronics Co. Ltd., GDR ........              1,937         637,273
SanDisk Corp. (a) ........................             22,560         970,757
                                                                -------------
                                                                $   5,535,763
                                                                -------------
FOOD & BEVERAGES -- 3.1%
Nestle S.A ...............................              2,776   $     986,142
PepsiCo, Inc. ............................             19,570       1,224,104
                                                                -------------
                                                                $   2,210,246
                                                                -------------
GAMING & LODGING -- 2.6%
International Game Technology ............             24,480   $   1,130,976
Las Vegas Sands Corp. (a) ................              7,990         714,945
                                                                -------------
                                                                $   1,845,921
                                                                -------------
GENERAL MERCHANDISE -- 1.0%
Costco Wholesale Corp. ...................             13,340   $     705,286
                                                                -------------
INTERNET -- 2.3%
Google, Inc., "A" (a) ....................              2,840   $   1,307,763
Yahoo!, Inc. (a) .........................             13,720         350,409
                                                                -------------
                                                                $   1,658,172
                                                                -------------
LEISURE & TOYS -- 1.5%
Electronic Arts, Inc. (a) ................             20,490   $   1,031,876
                                                                -------------
MACHINERY & TOOLS -- 1.0%
Deere & Co. ..............................              7,220   $     686,405
                                                                -------------
MAJOR BANKS -- 3.6%
Bank of New York Co., Inc. ...............             29,640   $   1,166,927
State Street Corp. .......................             19,880       1,340,707
                                                                -------------
                                                                $   2,507,634
                                                                -------------
MEDICAL EQUIPMENT -- 5.6%
Advanced Medical Optics, Inc. (a)(l) .....             26,050   $     916,960
Cytyc Corp. (a) ..........................             35,970       1,017,951
Medtronic, Inc. ..........................             19,600       1,048,796
St. Jude Medical, Inc. (a) ...............             26,300         961,528
                                                                -------------
                                                                $   3,945,235
                                                                -------------
NETWORK & TELECOM -- 5.6%
Cisco Systems, Inc. (a) ..................             86,970   $   2,376,890
Juniper Networks, Inc. (a)(l) ............             31,560         597,746
QUALCOMM, Inc. ...........................             19,370         731,992
Research In Motion Ltd. (a) ..............              1,900         242,782
                                                                -------------
                                                                $   3,949,410
                                                                -------------
OIL SERVICES -- 4.1%
GlobalSantaFe Corp. ......................             18,860   $   1,108,591
National-Oilwell Varco, Inc. (a) .........             12,500         764,750
Schlumberger Ltd. ........................             15,600         985,296
                                                                -------------
                                                                $   2,858,637
                                                                -------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 4.3%
American Express Co. .....................             25,560   $   1,550,725
UBS AG ...................................             24,190       1,459,383
                                                                -------------
                                                                $   3,010,108
                                                                -------------
PERSONAL COMPUTERS & PERIPHERALS -- 1.5%
EMC Corp. (a) ............................             31,500   $     415,800
Network Appliance, Inc. (a) ..............             15,600         612,768
                                                                -------------
                                                                $   1,028,568
                                                                -------------
PHARMACEUTICALS -- 7.5%
Allergan, Inc. ...........................             11,590   $   1,387,787
GlaxoSmithKline PLC ......................             37,650         991,083
Johnson & Johnson ........................             17,400       1,148,748
Roche Holding AG .........................              9,740       1,745,992
                                                                -------------
                                                                $   5,273,610
                                                                -------------
SPECIALTY STORES -- 3.3%
Best Buy Co., Inc. .......................             10,600   $     521,414
Lowe's Cos., Inc. ........................             33,500       1,043,525
Staples, Inc. ............................             28,200         752,940
                                                                -------------
                                                                $   2,317,879
                                                                -------------
TELECOMMUNICATIONS - WIRELESS -- 1.6%
America Movil S.A. de C.V., "L", ADR .....             25,390   $   1,148,136
                                                                -------------
TELEPHONE SERVICES -- 1.9%
American Tower Corp., "A" (a)(l) .........             36,420   $   1,357,738
                                                                -------------
TOBACCO -- 1.7%
Altria Group, Inc. .......................             13,680   $   1,174,018
                                                                -------------
    Total Common Stocks
      (Identified Cost, $64,073,116) ........................   $  69,098,490
                                                                -------------
SHORT-TERM OBLIGATIONS -- 2.2%
General Electric Capital Corp.,
  5.29%, due 1/02/07, at Amortized Cost and
  Value (y) ..............................         $1,527,000   $   1,526,776
                                                                -------------
COLLATERAL FOR SECURITIES LOANED -- 2.8%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value .          2,014,182   $   2,014,182
                                                                -------------
    Total Investments
      (Identified Cost, $67,614,074) ........................   $  72,639,448
                                                                -------------
OTHER ASSETS,
  LESS LIABILITIES -- (3.1)% ................................      (2,208,802)
                                                                -------------
    Net Assets -- 100.0% ....................................   $  70,430,646
                                                                =============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006

STRATEGIC VALUE SERIES

COMMON STOCKS -- 99.2%

ISSUER                                             SHARES/PAR       VALUE ($)

ALCOHOLIC BEVERAGES -- 0.7%
Molson Coors Brewing Co. .................                820   $      62,681
                                                                -------------
BIOTECHNOLOGY -- 3.9%
Amgen, Inc. (a) ..........................              4,370   $     298,515
Millipore Corp. (a) ......................                810          53,946
                                                                -------------
                                                                $     352,461
                                                                -------------
BROADCASTING -- 3.2%
CBS Corp., "B" ...........................              5,875   $     183,182
E. W. Scripps Co., "A" ...................              1,760          87,894
Idearc, Inc. (a) .........................                603          17,276
                                                                -------------
                                                                $     288,352
                                                                -------------
BROKERAGE & ASSET MANAGERS -- 1.2%
Merrill Lynch & Co., Inc. ................              1,175   $     109,392
                                                                -------------
COMPUTER SOFTWARE -- 5.1%
Compuware Corp. (a) ......................             35,520   $     295,882
Symantec Corp. (a) .......................              8,040         167,634
                                                                -------------
                                                                $     463,516
                                                                -------------
CONSTRUCTION -- 3.9%
D.R. Horton, Inc. ........................              1,720   $      45,563
Masco Corp. ..............................             10,430         311,544
                                                                -------------
                                                                $     357,107
                                                                -------------
CONSUMER GOODS & SERVICES -- 3.0%
Alberto Culver Co. .......................              4,620   $      99,099
Estee Lauder Cos., Inc., "A" .............              4,370         178,383
                                                                -------------
                                                                $     277,482
                                                                -------------
CONTAINERS -- 4.6%
Owens-Illinois, Inc. (a) .................             22,670   $     418,262
                                                                -------------
ELECTRICAL EQUIPMENT -- 4.5%
Tyco International Ltd. ..................             13,330   $     405,232
                                                                -------------
ENERGY - INDEPENDENT -- 5.3%
Apache Corp. .............................              3,300   $     219,483
Devon Energy Corp. .......................              3,930         263,624
                                                                -------------
                                                                $     483,107
                                                                -------------
ENERGY - INTEGRATED -- 0.6%
Hess Corp. ...............................              1,050   $      52,048
                                                                -------------
FOOD & BEVERAGES -- 0.5%
General Mills, Inc. ......................                730   $      42,048
                                                                -------------
FOOD & DRUG STORES -- 0.4%
Sally Beauty Holdings, Inc. (a) ..........              5,190   $      40,482
                                                                -------------
FOREST & PAPER PRODUCTS -- 1.9%
Bowater, Inc. ............................              7,632   $     171,720
                                                                -------------
GENERAL MERCHANDISE -- 0.8%
Federated Department Stores, Inc. ........              1,940   $      73,972
                                                                -------------
INSURANCE -- 11.3%
Allstate Corp. ...........................              3,480   $     226,583
Conseco, Inc. (a) ........................             13,080         261,338
Genworth Financial, Inc., "A" ............              7,950         271,969
St. Paul Travelers Cos., Inc. ............              5,010         268,987
                                                                -------------
                                                                $   1,028,877
                                                                -------------
LEISURE & TOYS -- 1.2%
Mattel, Inc. .............................              4,940   $     111,940
                                                                -------------
MAJOR BANKS -- 12.3%
Bank of America Corp. ....................              4,636   $     247,516
Bank of New York Co., Inc. ...............              8,760         344,881
JPMorgan Chase & Co. .....................              9,120         440,496
PNC Financial Services Group, Inc. .......              1,150          85,146
                                                                -------------
                                                                $   1,118,039
                                                                -------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 1.2%
Tenet Healthcare Corp. (a) ...............             15,300   $     106,641
                                                                -------------
MEDICAL EQUIPMENT -- 4.6%
Boston Scientific Corp. (a) ..............              9,770   $     167,849
Pall Corp. ...............................              7,290         251,870
                                                                -------------
                                                                $     419,719
                                                                -------------
NATURAL GAS - DISTRIBUTION -- 0.5%
Questar Corp. ............................                530   $      44,017
                                                                -------------
NATURAL GAS - PIPELINE -- 1.9%
Williams Cos., Inc. ......................              6,800   $     177,616
                                                                -------------
NETWORK & TELECOM -- 4.7%
Nortel Networks Corp. (a) ................             16,138   $     431,369
                                                                -------------
OIL SERVICES -- 2.4%
GlobalSantaFe Corp. ......................              1,895   $     111,388
Noble Corp. ..............................              1,400         106,610
                                                                -------------
                                                                $     217,998
                                                                -------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 1 0%
New York Community Bancorp, Inc. .........              5,390   $      86,779
                                                                -------------
PHARMACEUTICALS -- 3.2%
Warner Chilcott Ltd., "A" (a) ............              5,380   $      74,352
Wyeth ....................................              4,350         221,502
                                                                -------------
                                                                $     295,854
                                                                -------------
PRINTING & PUBLISHING -- 3.3%
New York Times Co., "A" ..................             12,410   $     302,308
                                                                -------------
SPECIALTY STORES -- 2.0%
OfficeMax, Inc. ..........................              3,640   $     180,726
                                                                -------------
TELEPHONE SERVICES -- 5.2%
AT&T, Inc. ...............................                700   $      25,025
Verizon Communications, Inc. .............             12,045         448,556
                                                                -------------
                                                                $     473,581
                                                                -------------
TOBACCO -- 1.7%
Altria Group, Inc. .......................              1,780   $     152,760
                                                                -------------
UTILITIES - ELECTRIC POWER -- 3.1%
FPL Group, Inc. ..........................              5,110   $     278,086
                                                                -------------
    Total Common Stocks
      (Identified Cost, $8,040,404) .........................   $   9,024,172
                                                                -------------
SHORT-TERM OBLIGATIONS -- 1.3%
Alpine Securitization Corp., 5.3%,
  due 1/02/07, at Amortized Cost
  and Value (t)(y) .......................         $  117,000   $     116,983
                                                                -------------
    Total Investments
      (Identified Cost, $8,157,387) .........................   $   9,141,155
                                                                -------------
OTHER ASSETS,
  LESS LIABILITIES -- (0.5)% ................................         (41,065)
                                                                -------------
    Net Assets -- 100.0% ....................................   $   9,100,090
                                                                =============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006

TECHNOLOGY SERIES

COMMON STOCKS -- 99.2%

ISSUER                                             SHARES/PAR       VALUE ($)

BUSINESS SERVICES -- 10.1%
Amdocs Ltd. (a) ..........................             11,380   $     440,975
Cognizant Technology Solutions Corp.,
  "A" (a) ................................              3,770         290,893
Equinix, Inc. (a)(l) .....................              3,470         262,401
First Data Corp. .........................             19,510         497,895
Global Payments, Inc. ....................              8,510         394,013
Ultimate Software Group, Inc. (a)(l) .....             14,140         328,896
                                                                -------------
                                                                $   2,215,073
                                                                -------------
COMPUTER SOFTWARE -- 16.6%
Adobe Systems, Inc. (a) ..................             15,890   $     653,397
McAfee, Inc. (a) .........................             23,050         654,159
MSC.Software Corp. (a) ...................             30,114         458,636
Oracle Corp. (a) .........................             25,100         430,214
Salesforce.com, Inc. (a)(l) ..............             18,300         667,035
Symantec Corp. (a) .......................             31,251         651,583
TIBCO Software, Inc. (a) .................             13,540         127,818
                                                                -------------
                                                                $   3,642,842
                                                                -------------
COMPUTER SOFTWARE - SYSTEMS -- 6.5%
Cray, Inc. (a)(l) ........................             32,890   $     390,733
Dell, Inc. (a)(l) ........................              9,360         234,842
Hewlett-Packard Co. ......................             19,470         801,969
                                                                -------------
                                                                $   1,427,544
                                                                -------------
CONSUMER GOODS & SERVICES -- 1.9%
ITT Educational Services, Inc. (a)(l) ....              2,790   $     185,172
Monster Worldwide, Inc. (a) ..............              4,980         232,267
                                                                -------------
                                                                $     417,439
                                                                -------------
ELECTRONICS -- 25.5%
Applied Materials, Inc. (l) ..............             47,290   $     872,501
FormFactor, Inc. (a)(l) ..................              6,470         241,008
Hutchinson Technology, Inc. (a)(l) .......             11,560         272,469
Intel Corp. ..............................             58,240       1,179,360
Intersil Corp., "A" ......................              8,900         212,888
Marvell Technology Group Ltd. (a) ........             37,630         722,120
NetLogic Microsystems, Inc. (a)(l) .......              8,100         175,689
Nintendo Co. Ltd. ........................              2,350         609,979
Samsung Electronics Co. Ltd., GDR ........              1,001         329,329
SanDisk Corp. (a)(l) .....................             17,070         734,522
Synopsys, Inc. (a) .......................              9,470         253,133
                                                                -------------
                                                                $   5,602,998
                                                                -------------
INTERNET -- 8.6%
Baidu.com, Inc., ADR (a) .................              2,700   $     304,344
CNET Networks, Inc. (a)(l) ...............             23,500         213,615
Google, Inc., "A" (a) ....................              1,575         725,256
NHN Corp. ................................              3,649         447,689
Tencent Holdings, Ltd. ...................             57,000         202,989
                                                                -------------
                                                                $   1,893,893
                                                                -------------
LEISURE & TOYS -- 3.4%
Activision, Inc. (a)(l) ..................             17,940   $     309,286
Capcom Co. Ltd. ..........................             12,600         227,032
UbiSoft Entertainment S.A. (a) ...........              5,989         202,105
                                                                -------------
                                                                $     738,423
                                                                -------------
NETWORK & TELECOM -- 12.0%
Cisco Systems, Inc. (a) ..................             52,590   $   1,437,285
Juniper Networks, Inc. (a) ...............             18,230         345,276
NICE Systems Ltd., ADR (a) ...............              5,160         158,825
Nortel Networks Corp. (a)(l) .............             17,657         471,972
Research In Motion Ltd. (a) ..............              1,200         153,336
Sonus Networks, Inc. (a) .................             11,600          76,444
                                                                -------------
                                                                $   2,643,138
                                                                -------------
PERSONAL COMPUTERS & PERIPHERALS -- 8.7%
EMC Corp. (a) ............................             40,910   $     540,012
Ingram Micro, Inc., "A" (a) ..............             17,420         355,542
Network Appliance, Inc. (a) ..............              4,170         163,798
Seagate Technology LLC ...................             13,170         349,005
Western Digital Corp. (a) ................             24,760         506,590
                                                                -------------
                                                                $   1,914,947
                                                                -------------
SPECIALTY STORES -- 0.2%
Insight Enterprises, Inc. (a) ............              2,900   $      54,723
                                                                -------------
TELEPHONE SERVICES -- 5.7%
AT&T, Inc. ...............................              5,300   $     189,475
Global Crossing Ltd. (a)(l) ..............             16,150         396,483
Level 3 Communications, Inc. (a)(l) ......             41,000         229,600
Qwest Communications International,
  Inc. (a)(l) ............................             29,100         243,567
Windstream Corp. .........................             12,860         182,869
                                                                -------------
                                                                $   1,241,994
                                                                -------------
    Total Common Stocks
      (Identified Cost, $20,964,089) ........................   $  21,793,014
                                                                -------------
COLLATERAL FOR SECURITIES LOANED -- 23.7%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value .          5,190,948   $   5,190,948
                                                                -------------
    Total Investments
      (Identified Cost, $26,155,037) ........................   $  26,983,962
                                                                -------------
OTHER ASSETS,
  LESS LIABILITIES -- (22.9)% ...............................      (5,022,668)
                                                                -------------
    Net Assets -- 100.0% ....................................   $  21,961,294
                                                                =============

          See portfolio footnotes and notes to financial statements.

PORTFOLIO OF INVESTMENTS -- December 31, 2006

VALUE SERIES

COMMON STOCKS -- 99.5%

ISSUER                                             SHARES/PAR       VALUE ($)

AEROSPACE -- 7.3%
Lockheed Martin Corp. ....................            194,730   $  17,928,791
Northrop Grumman Corp. ...................            138,130       9,351,401
United Technologies Corp. ................            108,630       6,791,548
                                                                -------------
                                                                $  34,071,740
                                                                -------------
ALCOHOLIC BEVERAGES -- 1.1%
Diageo PLC ...............................            253,519   $   4,977,835
                                                                -------------
APPAREL MANUFACTURERS -- 1.4%
Hanesbrands, Inc. (a) ....................             14,897   $     351,867
NIKE, Inc., "B" ..........................             62,410       6,180,462
                                                                -------------
                                                                $   6,532,329
                                                                -------------
AUTOMOTIVE -- 0.4%
Johnson Controls, Inc. ...................             24,580   $   2,111,914
                                                                -------------
BROADCASTING -- 1.6%
Viacom, Inc., "B" (a) ....................             91,874   $   3,769,590
Walt Disney Co. ..........................             54,400       1,864,288
WPP Group PLC ............................            147,550       1,995,485
                                                                -------------
                                                                $   7,629,363
                                                                -------------
BROKERAGE & ASSET MANAGERS -- 5.8%
Franklin Resources, Inc. .................             26,040   $   2,868,827
Goldman Sachs Group, Inc. ................             65,050      12,967,718
Lehman Brothers Holdings, Inc. ...........             46,070       3,598,988
Mellon Financial Corp. ...................            104,120       4,388,658
Merrill Lynch & Co., Inc. ................             34,310       3,194,261
                                                                -------------
                                                                $  27,018,452
                                                                -------------
BUSINESS SERVICES -- 1.2%
Accenture Ltd., "A" ......................            146,300   $   5,402,859
                                                                -------------
CHEMICALS -- 3.5%
Dow Chemical Co. .........................             81,000   $   3,235,140
Nalco Holding Co. (a) ....................             52,880       1,081,925
PPG Industries, Inc. .....................             92,610       5,946,488
Syngenta AG ..............................             31,180       5,799,086
                                                                -------------
                                                                $  16,062,639
                                                                -------------
COMPUTER SOFTWARE -- 0.9%
Oracle Corp. (a) .........................            234,490   $   4,019,159
                                                                -------------
COMPUTER SOFTWARE - SYSTEMS -- 0.4%
Hewlett-Packard Co. ......................             43,320   $   1,784,351
                                                                -------------
CONSTRUCTION -- 2.7%
Masco Corp. (l) ..........................            297,460   $   8,885,130
Sherwin-Williams Co. .....................             37,160       2,362,633
Toll Brothers, Inc. (a) ..................             36,560       1,178,329
                                                                -------------
                                                                $  12,426,092
                                                                -------------
CONTAINERS -- 0.2%
Smurfit-Stone Container Corp. (a) ........             76,680   $     809,741
                                                                -------------
ELECTRICAL EQUIPMENT -- 1.3%
Cooper Industries Ltd., "A" ..............             10,030   $     907,013
Rockwell Automation, Inc. ................             35,940       2,195,215
W.W. Grainger, Inc. ......................             41,330       2,890,620
                                                                -------------
                                                                $   5,992,848
                                                                -------------
ELECTRONICS -- 1.0%
Analog Devices, Inc. .....................             21,140   $     694,872
Intel Corp. ..............................            193,420       3,916,755
                                                                -------------
                                                                $   4,611,627
                                                                -------------
ENERGY - INDEPENDENT -- 2.2%
Apache Corp. .............................             48,910   $   3,253,004
Devon Energy Corp. .......................             64,840       4,349,467
EOG Resources, Inc. ......................             43,440       2,712,828
                                                                -------------
                                                                $  10,315,299
                                                                -------------
ENERGY - INTEGRATED -- 9.2%
Chevron Corp. ............................             47,655   $   3,504,072
ConocoPhillips ...........................            125,110       9,001,665
Exxon Mobil Corp. ........................            153,612      11,771,288
Hess Corp. ...............................            104,530       5,181,552
Royal Dutch Shell PLC, ADR ...............             32,640       2,310,586
TOTAL S.A., ADR ..........................            151,360      10,885,811
                                                                -------------
                                                                $  42,654,974
                                                                -------------
FOOD & BEVERAGES -- 2.8%
Kellogg Co. ..............................            104,860   $   5,249,292
Nestle S.A ...............................             11,825       4,200,693
PepsiCo, Inc. ............................             44,528       2,785,226
Tyson Foods, Inc., "A" ...................             58,900         968,905
                                                                -------------
                                                                $  13,204,116
                                                                -------------
FOOD & DRUG STORES -- 0.5%
CVS Corp. ................................             76,550   $   2,366,161
                                                                -------------
FOREST & PAPER PRODUCTS -- 0.6%
Bowater, Inc. (l) ........................             30,560   $     687,600
International Paper Co. ..................             63,950       2,180,695
                                                                -------------
                                                                $   2,868,295
                                                                -------------
GENERAL MERCHANDISE -- 1.1%
Federated Department Stores, Inc. ........            134,110   $   5,113,614
                                                                -------------
HEALTH MAINTENANCE ORGANIZATIONS -- 1.2%
UnitedHealth Group, Inc. .................             24,800   $   1,332,504
WellPoint, Inc. (a) ......................             53,250       4,190,243
                                                                -------------
                                                                $   5,522,747
                                                                -------------
INSURANCE -- 9.2%
Aflac, Inc. ..............................             36,780   $   1,691,880
Allstate Corp. ...........................            240,740      15,674,581
Chubb Corp. ..............................             55,830       2,953,965
Genworth Financial, Inc., "A" ............            140,510       4,806,847
Hartford Financial Services Group, Inc. ..             48,250       4,502,208
MetLife, Inc. ............................            225,830      13,326,228
                                                                -------------
                                                                $  42,955,709
                                                                -------------
LEISURE & TOYS -- 0.3%
Hasbro, Inc. .............................             51,720   $   1,409,370
                                                                -------------
MACHINERY & TOOLS -- 2.6%
Deere & Co. ..............................            110,780   $  10,531,855
Finning International, Inc. ..............             14,220         583,375
Illinois Tool Works, Inc. ................             19,060         880,381
                                                                -------------
                                                                $  11,995,611
                                                                -------------
MAJOR BANKS -- 9.1%
Bank of America Corp. ....................            361,724   $  19,312,444
Bank of New York Co., Inc. ...............            171,260       6,742,506
PNC Financial Services Group, Inc. .......             86,020       6,368,921
SunTrust Banks, Inc. .....................            117,440       9,917,808
                                                                -------------
                                                                $  42,341,679
                                                                -------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES -- 0.3%
Caremark Rx, Inc. ........................             24,990   $   1,427,179
                                                                -------------
NETWORK & TELECOM -- 0.4%
Cisco Systems, Inc. (a) ..................             67,580   $   1,846,961
                                                                -------------
OIL SERVICES -- 0.4%
Noble Corp. ..............................             22,170   $   1,688,246
                                                                -------------
OTHER BANKS & DIVERSIFIED FINANCIALS -- 8.0%
American Express Co. .....................             75,560   $   4,584,225
Citigroup, Inc. ..........................            285,500      15,902,350
Fannie Mae ...............................            144,060       8,555,723
Freddie Mac ..............................             33,300       2,261,070
UBS AG ...................................            100,070       6,079,402
                                                                -------------
                                                                $  37,382,770
                                                                -------------
PHARMACEUTICALS -- 6.9%
Abbott Laboratories ......................             52,900   $   2,576,759
Eli Lilly & Co. ..........................             76,300       3,975,230
Johnson & Johnson ........................            198,760      13,122,135
Merck & Co., Inc. ........................            114,190       4,978,684
Wyeth ....................................            145,880       7,428,210
                                                                -------------
                                                                $  32,081,018
                                                                -------------
PRINTING & PUBLISHING -- 0.2%
New York Times Co., "A" (l) ..............             47,240   $   1,150,766
                                                                -------------
RAILROAD & SHIPPING -- 1.9%
Burlington Northern Santa Fe Corp. .......             73,230   $   5,405,106
Norfolk Southern Corp. ...................             65,660       3,302,041
                                                                -------------
                                                                $   8,707,147
                                                                -------------
SPECIALTY CHEMICALS -- 1.4%
Air Products & Chemicals, Inc. ...........             50,167   $   3,525,737
Praxair, Inc. ............................             47,350       2,809,276
                                                                -------------
                                                                $   6,335,013
                                                                -------------
TELECOMMUNICATIONS - WIRELESS -- 1.0%
Vodafone Group PLC .......................          1,679,287   $   4,654,006
                                                                -------------
TELEPHONE SERVICES -- 2.5%
Embarq Corp. .............................             44,524   $   2,340,181
Sprint Nextel Corp. ......................            338,680       6,397,665
TELUS Corp. (non-voting shares) ..........             16,300         728,036
Verizon Communications, Inc. .............             57,090       2,126,032
                                                                -------------
                                                                $  11,591,914
                                                                -------------
TOBACCO -- 4.0%
Altria Group, Inc. .......................            214,670   $  18,422,979
                                                                -------------
TRUCKING -- 0.1%
Con-way, Inc. ............................              6,890   $     303,436
                                                                -------------
UTILITIES - ELECTRIC POWER -- 4.8%
Dominion Resources, Inc. .................            102,830   $   8,621,267
Entergy Corp. ............................             33,120       3,057,638
FPL Group, Inc. ..........................             95,600       5,202,552
PPL Corp. ................................             32,440       1,162,650
Public Service Enterprise Group, Inc. ....             15,380       1,020,924
TXU Corp. ................................             57,980       3,143,096
                                                                -------------
                                                                $  22,208,127
                                                                -------------
    Total Common Stocks
      (Identified Cost, $336,688,784) .......................   $ 461,998,086
                                                                -------------
SHORT-TERM OBLIGATIONS -- 0.1%
General Electric Capital Corp.,
  5.29%, due 1/02/07, at Amortized Cost and
  Value (y) ..............................         $  214,000   $     213,969
                                                                -------------
COLLATERAL FOR SECURITIES LOANED -- 0.8%
Navigator Securities Lending Prime
  Portfolio, at Cost and Net Asset Value ..         3,861,012   $   3,861,012
                                                                -------------
    Total Investments
      (Identified Cost, $340,763,765) .......................   $ 466,073,067
                                                                -------------
OTHER ASSETS,
  LESS LIABILITIES -- (0.4)% ................................      (1,645,043)
                                                                -------------
    Net Assets -- 100.0% ....................................   $ 464,428,024
                                                                =============

PORTFOLIO FOOTNOTES:

(a) Non-income producing security.
(k) As of December 31, 2006, the Research International Series had one security that was fair valued, aggregating $364,350 and 0.11% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $207,969, representing 0.83% of net assets for the Mid Cap Value Series.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The Research International Series holds the following restricted security:

                                                         CURRENT
                           ACQUISITION   ACQUISITION      MARKET    TOTAL % OF
RESTRICTED SECURITY               DATE          COST       VALUE    NET ASSETS
-------------------------------------------------------------------------------
TMK OAO, GDR ...........      10/31/06      $224,856    $364,350          0.1%

The following abbreviations are used in this report and are defined:

ADR   American Depository Receipt
GDR   Global Depository Receipt
IEU   International Equity Unit
IPS   International Preference Stock
REIT  Real Estate Investment Trust

                      See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES  -- December 31, 2006

These statements represent each series' balance sheet, which details the assets and liabilities comprising the total value of each series.

                                                                         INTER-      MASSACHUSETTS
                                       CAPITAL           CORE           NATIONAL       INVESTORS        MID CAP           NEW
                                    OPPORTUNITIES        EQUITY          GROWTH          GROWTH          VALUE          DISCOVERY
                                        SERIES           SERIES          SERIES       STOCK SERIES       SERIES          SERIES
                                     -------------    -------------   -------------   -------------   -------------   -------------
Assets:
  Investments --
    Unaffiliated issuers,
      at identified cost ........... $ 191,658,136    $  95,448,375   $ 151,982,948   $ 403,157,360   $  21,874,740   $ 377,706,744
    Unrealized appreciation
      (depreciation) ...............    11,901,424        8,698,360      35,973,189      27,305,551       3,036,806      24,195,457
                                     -------------    -------------   -------------   -------------   -------------   -------------
      Total investments, at value
        (including securities
        loaned of $15,680,755,
        $11,216,016, $23,682,327,
        $6,553,922, $--, and
        $56,968,225, respectively) . $ 203,559,560    $ 104,146,735   $ 187,956,137   $ 430,462,911   $  24,911,546   $ 401,902,201
  Cash .............................           143              882             689            --               465          20,708
  Foreign currency, at value
    (identified cost, $--, $--<
    $2,025, $--, $-- and
    $--, respectively) .............          --               --             2,938            --              --              --
  Receivable for investments sold ..        75,945          225,872            --         1,145,426         347,754       1,780,146
  Receivable for series shares
   sold ............................         9,369               78          27,363           9,270            --           121,480
  Interest and dividends
    receivable .....................       116,712           93,864         193,498         426,279          50,049          30,507
  Receivable from investment
    adviser ........................            --            6,596              --              --           5,230          36,376
  Other assets .....................         7,654            4,187           7,187          16,129           1,600          14,177
                                     -------------    -------------   -------------   -------------   -------------   -------------
      Total assets ................. $ 203,769,383    $ 104,478,214   $ 188,187,812   $ 432,060,015   $  25,316,644   $ 403,905,595
                                     =============    =============   =============   =============   =============   =============
Liabilities:
  Payable to custodian ............. $          --    $          --   $               $         651   $          --   $          --
  Payable for investments
   purchased .......................       494,255          186,625           6,128              --         278,548           1,666
  Payable for series shares
   reacquired ......................       286,157           35,233           2,948         152,142             373          79,589
  Collateral for securities
   loaned, at value ................    16,065,163       11,483,180      24,790,693       6,712,466            --        58,385,188
  Payable to affiliates --
    Management fee .................        15,549            7,630          16,052          35,163           2,068          34,297
    Distribution fees ..............           453              349             634           2,439             688           5,001
    Administrative services fee ....           591              290             508           1,317             110           1,076
  Payable for independent
   trustees' compensation ..........           454              286             331             882             116             591
  Accrued expenses and
   other liabilities ...............        75,512           66,493         149,363          75,519          48,902         105,288
                                     -------------    -------------   -------------   -------------   -------------   -------------
      Total liabilities ............ $  16,938,134    $  11,780,086   $  24,966,657   $   6,980,579   $     330,805   $  58,612,696
                                     -------------    -------------   -------------   -------------   -------------   -------------
Net assets ......................... $ 186,831,249    $  92,698,128   $ 163,221,155   $ 425,079,436   $  24,985,839   $ 345,292,899
                                     =============    =============   =============   =============   =============   =============
Net assets consist of:
  Paid-in capital .................. $ 447,724,336    $  73,012,828   $ 100,492,457   $ 788,173,916   $  20,887,806   $ 312,312,458
  Unrealized appreciation
    (depreciation) on investments
    and translation of assets
    and liabilities in foreign
    currencies (net of deferred
    country tax of $--, $--,
    $36,486, $--, $--, and $--,
    respectively) ..................    11,901,382        8,698,279      35,938,666      27,305,782       3,036,806      24,195,457
  Accumulated net realized
    gain (loss) on investments
    and foreign currency
    transactions ...................  (273,452,563)      10,568,815      24,861,739    (391,705,266)        941,238       8,784,984
  Undistributed net investment
    income .........................       658,094          418,206       1,928,293       1,305,004         119,989              --
                                     -------------    -------------   -------------   -------------   -------------   -------------
      Total ........................ $ 186,831,249    $  92,698,128   $ 163,221,155   $ 425,079,436   $  24,985,839   $ 345,292,899
                                     =============    =============   =============   =============   =============   =============
Net Assets:
  Initial Class .................... $ 170,397,997    $  80,023,561   $ 140,241,891   $ 336,383,281   $      34,486   $ 163,824,765
  Service Class ....................    16,433,252       12,674,567      22,979,264      88,696,155      24,951,353     181,468,134
                                     -------------    -------------   -------------   -------------   -------------   -------------
      Total ........................ $ 186,831,249    $  92,698,128   $ 163,221,155   $ 425,079,436   $  24,985,839   $ 345,292,899
                                     =============    =============   =============   =============   =============   =============
Shares of beneficial
 interest outstanding:
  Initial Class ....................    11,190,861        4,671,443       7,821,706      31,973,315           2,988      10,085,826
  Service Class ....................     1,083,687          743,532       1,287,661       8,503,834       2,182,839      11,324,871
                                     -------------    -------------   -------------   -------------   -------------   -------------
      Total ........................    12,274,548        5,414,975       9,109,367      40,477,149       2,185,827      21,410,697
                                     =============    =============   =============   =============   =============   =============
Net asset value per share
  (net assets / shares of
  beneficial interest
  outstanding):
  Initial Class .................... $       15.23    $       17.13   $       17.93   $       10.52   $       11.54   $       16.24
                                     =============    =============   =============   =============   =============   =============
  Service Class .................... $       15.16    $       17.05   $       17.85   $       10.43   $       11.43   $       16.02
                                     =============    =============   =============   =============   =============   =============

                                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF ASSETS AND LIABILITIES  -- December 31, 2006 -- continued

                                               RESEARCH        STRATEGIC        STRATEGIC
                                             INTERNATIONAL      GROWTH            VALUE        TECHNOLOGY         VALUE
                                                SERIES          SERIES            SERIES         SERIES           SERIES
                                             -------------   -------------    -------------   -------------    -------------
Assets:
  Investments --
    Unaffiliated issuers,
      at identified cost                     $ 270,008,492   $  67,614,074    $   8,157,387   $  26,155,037    $ 340,763,765
    Unrealized appreciation
      (depreciation) ...............            47,448,048       5,025,374          983,768         828,925      125,309,302
                                             -------------   -------------    -------------   -------------    -------------
      Total investments, at value
        (including securities
        loaned of $39,918,488,
        $1,965,051, $--,
        $5,049,843, and
        $3,774,659, respectively) ..         $ 317,456,540   $  72,639,448    $   9,141,155   $  26,983,962    $ 466,073,067
  Cash .............................                   138             665              340              --               --
  Foreign currency, at value
    (identified cost, $1,541,522,
    $--, $--, $274,465, and
    $--, respectively) .............             1,536,779              --               --         267,508               --
  Receivable for investments sold ..             2,772,402              --               --         247,323        2,596,598
  Receivable for series shares sold                224,447              --               --              --           87,104
  Interest and dividends receivable                343,211          51,244            8,588           5,829          729,824
  Receivable from investment adviser                  --              --             14,610          19,794             --
  Other assets .....................                 9,108           3,310              691           1,294           17,560
                                             -------------   -------------    -------------   -------------    -------------
      Total assets .................         $ 322,342,625   $  72,694,667    $   9,165,384   $  27,525,710    $ 469,504,153
                                             =============   =============    =============   =============    =============
Liabilities:
  Payable to custodian .............         $         --    $         --      $         --   $     117,978    $      26,297
  Payable for investments
   purchased .......................             3,820,568         182,063            2,319         196,369          525,118
  Payable for series shares
   reacquired ......................               871,419           5,050            6,600           3,753          478,363
  Collateral for securities
   loaned, at value ................            41,916,962       2,014,182               --       5,190,948        3,861,012
  Payable to affiliates --
    Management fee .................                27,177           5,812              755           1,812           38,409
    Distribution fees ..............                 4,246           1,101              251              87            3,896
    Administrative services fee ....                   858             221              110             110            1,436
  Payable for independent
    trustees' compensation .........                   400             332              128             124              825
  Accrued expenses and other
   liabilities .....................               198,562          55,260           55,131          53,235          140,773
                                             -------------   -------------    -------------   -------------    -------------
      Total liabilities ............         $  46,840,192   $   2,264,021    $      65,294   $   5,564,416    $   5,076,129
                                             -------------   -------------    -------------   -------------    -------------
Net assets .........................         $ 275,502,433   $  70,430,646    $   9,100,090   $  21,961,294    $ 464,428,024
                                             =============   =============    =============   =============    =============
Net assets consist of:
  Paid-in capital ..................         $ 193,150,920   $ 108,061,092    $   7,516,250   $  52,503,669    $ 306,992,004
  Unrealized appreciation
    (depreciation) on investments
    and translation of assets and
    liabilities in foreign
    currencies (net of deferred
    country tax of $8,760, $--,
    $--, $--, and $--,
    respectively) ..................            47,439,837       5,025,594          983,768         821,963      125,311,073
  Accumulated net realized gain
    (loss) on investments
    and foreign currency
    transactions ...................            32,550,162     (42,656,040)         470,755     (31,364,338)      25,214,493
  Undistributed net investment
    income .........................             2,361,514              --          129,317              --        6,910,454
                                             -------------   -------------    -------------   -------------    -------------
      Total ........................         $ 275,502,433   $  70,430,646    $   9,100,090   $  21,961,294    $ 464,428,024
                                             =============   =============    =============   =============    =============
 Net Assets:
  Initial Class ....................         $ 119,533,834   $  30,385,000    $      10,151   $  18,813,007    $ 323,093,702
  Service Class ....................           155,968,599      40,045,646        9,089,939       3,148,287      141,334,322
                                             -------------   -------------    -------------   -------------    -------------
      Total ........................         $ 275,502,433   $  70,430,646    $   9,100,090   $  21,961,294    $ 464,428,024
                                             =============   =============    =============   =============    =============
Shares of beneficial interest
  outstanding:
  Initial Class ....................             5,993,760       3,677,536              952       3,459,873       17,277,184
  Service Class ....................             7,891,049       4,898,085          857,286         588,406        7,602,926
                                             -------------   -------------    -------------   -------------    -------------
      Total ........................            13,884,809       8,575,621          858,238       4,048,279       24,880,110
                                             =============   =============    =============   =============    =============
Net asset value per share
 (net assets / shares of beneficial
 interest outstanding):
  Initial Class ....................         $       19.94   $        8.26    $       10.66   $        5.44    $       18.70
                                             =============   =============    =============   =============    =============
  Service Class ....................         $       19.77   $        8.18    $       10.60   $        5.35    $       18.59
                                             =============   =============    =============   =============    =============

                                                         See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS  -- Year Ended December 31, 2006

These statements describe how much each series earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by series' operations.

                                                                          INTER-      MASSACHUSETTS
                                        CAPITAL            CORE          NATIONAL      INVESTORS         MID CAP           NEW
                                     OPPORTUNITIES        EQUITY          GROWTH         GROWTH           VALUE          DISCOVERY
                                         SERIES           SERIES          SERIES       STOCK SERIES       SERIES          SERIES
                                     -------------    -------------   -------------   -------------   -------------   -------------
Net investment income (loss):
  Income --
    Dividends ....................   $   2,147,566    $   1,244,709   $   3,847,843   $   4,062,228    $     442,397   $   828,542
    Interest .....................         236,881           36,590         102,353       1,179,470           11,310       150,714
    Income on securities loaned ..          20,011           20,092         107,071          24,420             --         267,869
    Foreign taxes withheld .......         (22,030)          (4,676)       (243,184)        (54,741)            --          (6,113)
                                     -------------    -------------   -------------   -------------    -------------   -----------
      Total investment income ....   $   2,382,428    $   1,296,715   $   3,814,083   $   5,211,377    $     453,707   $ 1,241,012
                                     -------------    -------------   -------------   -------------    -------------   -----------

  Expenses --
    Management fee ...............   $   1,465,449    $     678,533   $   1,360,843   $   3,368,972    $     189,153   $ 2,941,186
    Distribution fees ............          38,284           29,613          53,310         222,185           62,971       389,784
    Administrative services fee ..          48,024           22,199          37,501         109,340            7,806        80,703
    Independent trustees'
      compensation ...............          19,483            8,672          13,082          44,092            2,716        28,583
    Custodian fee ................          58,333           53,463         197,804          78,874           21,298       108,416
    Shareholder communications ...          20,220            7,229          17,130          16,694              571        56,094
    Auditing fees ................          36,013           36,018          40,955          36,288           38,548        36,018
    Legal fees ...................           5,181            5,191           5,191           3,745            5,191         5,191
    Miscellaneous ................          23,977           15,460          27,590          33,395            9,676        29,758
                                     -------------    -------------   -------------   -------------    -------------   -----------
      Total expenses .............   $   1,714,964    $     856,378   $   1,753,406   $   3,913,585    $     337,930   $ 3,675,733
    Fees paid indirectly .........          (3,444)          (1,509)         (2,679)         (9,688)              --       (10,464)
    Reduction of expenses by
     investment adviser ..........              --           (6,596)             --              --          (22,631)      (88,069)
                                     -------------    -------------   -------------   -------------    -------------   -----------
      Net expenses ...............   $   1,711,520    $     848,273   $   1,750,727   $   3,903,897    $     315,299   $ 3,577,200
                                     -------------    -------------   -------------   -------------    -------------   -----------
Net investment income (loss) .....   $     670,908    $     448,442   $   2,063,356   $   1,307,480    $     138,408   $(2,336,188)
                                     =============    =============   =============   =============    =============   ===========
Realized and unrealized gain
 (loss) on investments
 and foreign currency
 transactions:
  Realized gain (loss)
   (identified cost basis) --
    Investment transactions ......   $  24,237,176    $  13,314,041   $  25,005,539   $  17,621,334    $     976,740   $49,358,319
    Foreign currency transactions          (11,657)          (3,868)       (129,802)         (1,347)              (9)        8,107
                                     -------------    -------------   -------------   -------------    -------------   -----------

      Net realized gain (loss)
       on investments and foreign
        currency transactions ....   $  24,225,519    $  13,310,173   $  24,875,737   $  17,619,987    $     976,731   $49,366,426
                                     -------------    -------------   -------------   -------------    -------------   -----------

  Change in unrealized
    appreciation (depreciation) --
    Investments (net of $--,
    $--, $4,145, $--, $--, and
    $-- increase in deferred
    country tax, respectively) ...   $     676,727    $  (2,381,185)  $   8,335,882   $  12,893,009    $   1,525,845   $(5,555,714)
    Translation of assets and
      liabilities in foreign
      currencies .................             (42)             (82)         58,006          (2,274)               9            (3)
                                     -------------    -------------   -------------   -------------    -------------   -----------

      Net unrealized gain (loss)
        on investments and
        foreign currency
        translation ..............   $     676,685    $  (2,381,267)  $   8,393,888   $  12,890,735    $   1,525,854   $(5,555,717)
                                     -------------    -------------   -------------   -------------    -------------   -----------

      Net realized and unrealized
        gain (loss) on
        investments and
        foreign currency .........   $  24,902,204    $  10,928,906   $  33,269,625   $  30,510,722    $   2,502,585   $43,810,709
                                     -------------    -------------   -------------   -------------    -------------   -----------
Change in net assets from
  operations .....................   $  25,573,112    $  11,377,348   $  35,332,981   $  31,818,202    $   2,640,993   $41,474,521
                                     =============    =============   =============   =============    =============   ===========

                                                        See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF OPERATIONS  -- Year Ended December 31, 2006 -- continued

                                              RESEARCH        STRATEGIC        STRATEGIC
                                            INTERNATIONAL      GROWTH            VALUE        TECHNOLOGY         VALUE
                                                SERIES         SERIES            SERIES         SERIES           SERIES
                                             -------------   -------------    -------------   -------------    -------------
Net investment income (loss)
  Income --
    Dividends ......................         $   5,541,667   $     463,115    $     242,023   $      62,851    $  10,926,458
    Interest .......................               136,092          90,281            7,083          16,735          177,551
    Income on securities loaned ....               160,028           8,703               --          12,471           24,749
    Foreign taxes withheld .........              (488,733)        (15,358)              --          (1,692)         (81,916)
                                             -------------   -------------    -------------   -------------    -------------
      Total investment income ......         $   5,349,054   $     546,741    $     249,106   $      90,365    $  11,046,842
                                             -------------   -------------    -------------   -------------    -------------

  Expenses --
    Management fee .................         $   2,078,035   $     545,947    $      71,625   $     162,204    $   3,352,161
    Distribution fees ..............               298,564          99,931           23,852           8,118          328,617
    Administrative services fee ....                58,011          17,730            6,634           7,606          109,784
    Independent trustees'
      compensation .................                17,775           7,493            1,472           2,393           41,036
    Custodian fee ..................               349,192          32,969           15,984          39,900          112,505
    Shareholder communications .....                26,491           2,899           11,998          13,787          138,589
    Auditing fees ..................                39,083          36,018           38,548          36,018           36,018
    Legal fees .....................                 5,191           5,191            5,191          17,511            5,399
    Miscellaneous ..................                39,711          14,813           10,376           9,814           31,715
                                             -------------   -------------    -------------   -------------    -------------
      Total expenses ...............         $   2,912,053   $     762,991    $     185,680   $     297,351    $   4,155,824
    Fees paid indirectly ...........                (2,035)         (3,211)             (69)         (6,568)          (9,052)
    Reduction of expenses by
      investment adviser ...........                    --              --          (66,933)        (72,899)              --
                                             -------------   -------------    -------------   -------------    -------------
      Net expenses .................         $   2,910,018   $     759,780    $     118,678   $     217,884    $   4,146,772
                                             -------------   -------------    -------------   -------------    -------------
Net investment income (loss) .......         $   2,439,036   $    (213,039)   $     130,428   $    (127,519)   $   6,900,070
                                             =============   =============    =============   =============    =============
Realized and unrealized gain (loss)
  on investments and foreign
  currency transactions:
  Realized gain (loss)
    (identified cost basis) --
    Investment transactions
    (net of country tax of
    $4,698, $--, $--, $--, and
    $--, respectively) ............          $  33,942,576   $   4,101,605    $     773,612   $   5,584,962    $  25,836,973
    Foreign currency transactions ..               (53,075)         (1,011)              --          (3,658)          12,477
                                             -------------   -------------    -------------   -------------    -------------
      Net realized gain (loss)
       on investments and foreign
       currency transactions .......         $  33,889,501   $   4,100,594    $     773,612   $   5,581,304    $  25,849,450
                                             -------------   -------------    -------------   -------------    -------------
  Change in unrealized appreciation
    (depreciation) --
    Investments (net of $1,498,
      $--, $--, $--, and $--
      decrease in deferred
      country tax) .................         $  18,897,397   $     664,295    $     312,085   $  (1,236,551)   $  52,346,725
    Translation of assets and
      liabilities in foreign
      currencies ...................                (1,322)            220               --          (7,325)           2,046
                                             -------------   -------------    -------------   -------------    -------------
      Net unrealized gain (loss)
       on investments and foreign
       currency transactions .......         $  18,896,075   $     664,515    $     312,085   $  (1,243,876)   $  52,348,771
                                             -------------   -------------    -------------   -------------    -------------
      Net realized and unrealized
        gain (loss) on investments
        and foreign currency .......         $  52,785,576   $   4,765,109    $   1,085,697   $   4,337,428    $  78,198,221
                                             -------------   -------------    -------------   -------------    -------------
Change in net assets from
  operations .......................         $  55,224,612   $   4,552,070    $   1,216,125   $   4,209,909    $  85,098,291
                                             =============   =============    =============   =============    =============

                                                   See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS -- Year Ended December 31, 2006

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                       INTER-      MASSACHUSETTS
                                       CAPITAL         CORE           NATIONAL      INVESTORS         MID CAP           NEW
                                    OPPORTUNITIES      EQUITY          GROWTH         GROWTH           VALUE          DISCOVERY
                                        SERIES         SERIES          SERIES       STOCK SERIES       SERIES          SERIES
                                     -------------  -------------   -------------   -------------   -------------   -------------
Change in net assets:
From operations --
    Net investment income (loss) ... $     670,908  $     448,442   $   2,063,356   $   1,307,480    $     138,408   $  (2,336,188)
    Net realized gain (loss)
      on investments and foreign
      currency transactions ........    24,225,519     13,310,173      24,875,737      17,619,987          976,731      49,366,426
    Net unrealized gain (loss)
      on investments and foreign
      currency translation .........       676,685     (2,381,267)      8,393,888      12,890,735        1,525,854      (5,555,717)
                                     -------------  -------------   -------------   -------------    -------------   -------------
      Change in net assets
        from operations ............ $  25,573,112  $  11,377,348   $  35,332,981   $  31,818,202    $   2,640,993   $  41,474,521
                                     -------------  -------------   -------------   -------------    -------------   -------------
Distributions declared to
   shareholders --
  From net investment income
    Initial Class .................. $    (940,362) $    (475,009)  $    (860,676)  $    (344,988)   $          --   $          --
    Service Class ..................       (38,321)       (48,229)        (96,429)             --               --              --
  From net realized gain on
    investments and foreign
    currency transactions
    Initial Class ..................            --             --      (9,955,492)             --           (3,796)             --
    Service Class ..................            --             --      (1,637,251)             --       (3,082,304)             --
                                     -------------  -------------   -------------   -------------    -------------   -------------
Total distributions declared
   to shareholders ................. $    (978,683) $    (523,238)  $ (12,549,848)  $    (344,988)   $  (3,086,100)  $          --
                                     -------------  -------------   -------------   -------------    -------------   -------------
Change in net assets from
   series share transactions ....... $ (49,572,912) $  (8,856,099)  $       1,986   $ (91,490,009)   $    (592,803)  $  (4,319,464)
                                     -------------  -------------   -------------   -------------    -------------   -------------
    Total change in net assets ..... $ (24,978,483) $   1,998,011   $  22,785,119   $ (60,016,795)   $  (1,037,910)  $  37,155,057
Net assets --
  At beginning of period ...........   211,809,732     90,700,117     140,436,036     485,096,231       26,023,749     308,137,842
                                     -------------  -------------   -------------   -------------    -------------   -------------
  At end of period ................. $ 186,831,249  $  92,698,128   $ 163,221,155   $ 425,079,436    $  24,985,839   $ 345,292,899
                                     =============  =============   =============   =============    =============   =============
Undistributed net investment
   income included in net
   assets at end of period ......... $     658,094  $     418,206   $   1,928,293   $   1,305,004    $     119,989   $          --
                                     =============  =============   =============   =============    =============   =============

                                               RESEARCH       STRATEGIC        STRATEGIC
                                             INTERNATIONAL     GROWTH            VALUE         TECHNOLOGY         VALUE
                                                SERIES         SERIES            SERIES          SERIES           SERIES
                                             -------------   -------------    -------------   -------------    -------------
Change in net assets:
From operations --
    Net investment income (loss) ...         $   2,439,036   $    (213,039)   $     130,428   $    (127,519)       $6,00,070
    Net realized gain (loss)
      on investments and
      foreign currency
      transactions .................            33,889,501       4,100,594          773,612       5,581,304       25,849,450
    Net unrealized gain (loss)
      on investments and
      foreign currency
      translation ..................            18,896,075         664,515          312,085      (1,243,876)      52,348,771
                                             -------------   -------------    -------------   -------------    -------------
      Change in net assets
       from operations .............         $  55,224,612   $   4,552,070    $   1,216,125   $   4,209,909    $  85,098,291
                                             -------------   -------------    -------------   -------------    -------------
Distributions declared to
  shareholders --
  From net investment income
    Initial Class ..................         $  (1,271,028)  $          --    $         (73)  $          --    $  (4,852,928)
    Service Class ..................            (1,111,844)             --          (52,423)             --       (1,683,628)
  From net realized gain on
    investments and foreign
    currency transactions
    Initial Class ..................            (6,698,659)             --             (743)             --      (11,895,426)
    Service Class ..................            (6,785,735)             --         (808,934)             --       (4,878,814)
                                             -------------   -------------    -------------   -------------    -------------
Total distributions declared to
  shareholders .....................         $ (15,867,266)  $          --    $    (862,173)  $          --    $ (23,310,796)
                                             -------------   -------------    -------------   -------------    -------------
Change in net assets from series
  share transactions ...............         $  50,317,686   $ (11,689,087)   $  (1,914,183)  $  (4,601,314)   $ (44,120,463)
                                             -------------   -------------    -------------   -------------    -------------
    Total change in net assets .....         $  89,675,032   $  (7,137,017)   $  (1,560,231)  $    (391,405)   $  17,667,032
Net assets --
  At beginning of period ...........           185,827,401      77,567,663       10,660,321      22,352,699      446,760,992
                                             -------------   -------------    -------------   -------------    -------------
  At end of period .................         $ 275,502,433   $  70,430,646    $   9,100,090   $  21,961,294    $ 464,428,024
                                             =============   =============    =============   =============    =============
Undistributed net investment
  income included in net assets
  at end of period .................         $   2,361,514   $          --    $     129,317   $          --    $   6,910,454
                                             =============   =============    =============   =============    =============

                                                          See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

STATEMENTS OF CHANGES IN NET ASSETS -- Year Ended December 31, 2005

                                                                        INTER-      MASSACHUSETTS
                                         CAPITAL          CORE          NATIONAL      INVESTORS         MID CAP           NEW
                                      OPPORTUNITIES       EQUITY        GROWTH         GROWTH            VALUE          DISCOVERY
                                          SERIES          SERIES        SERIES       STOCK SERIES        SERIES          SERIES
                                      -------------    -----------   ------------   -------------    -------------   -------------
Change in net assets:
From operations --
    Net investment income (loss) ...   $    979,446    $   551,056   $  1,093,208   $     390,021    $      13,693   $  (1,936,103)
    Net realized gain (loss)
      on investments and foreign
      currency transactions ........     23,158,737      8,781,316     20,385,576      43,309,566        3,053,564      31,375,026
    Net unrealized gain (loss)
      on investments and foreign
      currency translation .........    (21,764,776)    (3,678,573)    (2,775,014)    (24,205,445)      (1,269,962)    (14,541,791)
                                       ------------    -----------   ------------   -------------    -------------   -------------
      Change in net assets from
       operations ..................   $  2,373,407    $ 5,653,799   $ 18,703,770   $  19,494,142    $   1,797,295   $  14,897,132
                                       ------------    -----------   ------------   -------------    -------------   -------------
Distributions declared to
  shareholders --
  From net investment income
    Initial Class ..................   $ (2,050,777)   $  (555,472)  $ (1,088,407)  $  (2,166,960)   $          --   $          --
    Service Class ..................       (106,607)       (42,210)      (126,541)       (241,775)              --              --
  From net realized gain on
    investments and foreign
    currency transactions
    Initial Class ..................             --             --             --              --           (3,404)             --
    Service Class ..................             --             --             --              --       (2,858,933)             --
                                       ------------    -----------   ------------   -------------    -------------   -------------
Total distributions declared to
   shareholders ....................   $ (2,157,384)   $  (597,682)  $ (1,214,948)  $  (2,408,735)   $  (2,862,337)            $--
                                       ------------    -----------   ------------   -------------    -------------   -------------
Change in net assets from series
   share transactions ..............   $(54,253,530)   $(7,490,675)  $(16,247,611)  $ (87,413,420)   $   2,581,108   ($ 20,517,837)
                                       ------------    -----------   ------------   -------------    -------------   -------------
    Total change in net assets .....   $(54,037,507)   $(2,434,558)  $  1,241,211   $ (70,328,013)   $   1,516,066   $  (5,620,705)
Net assets --
  At beginning of period ...........    265,847,239     93,134,675    139,194,825     555,424,244       24,507,683     313,758,547
                                       ------------    -----------   ------------   -------------    -------------   -------------
  At end of period .................   $211,809,732    $90,700,117   $140,436,036   $ 485,096,231    $  26,023,749   $ 308,137,842
                                       ============    ===========   ============   =============    =============   =============
  Undistributed net investment
    income included in net
    assets at end of period ........   $    978,133    $   522,742   $    942,572   $     344,466    $          --   $          --
                                       ============    ===========   ============   =============    =============   =============

                                              RESEARCH        STRATEGIC        STRATEGIC
                                            INTERNATIONAL      GROWTH            VALUE        TECHNOLOGY         VALUE
                                                SERIES         SERIES            SERIES         SERIES           SERIES
                                             -------------   -------------    -------------   -------------    -------------
Change in net assets:
From operations --
    Net investment income (loss) ...         $   1,535,325   $    (143,389)   $      52,388   $    (158,464)   $   6,557,586
    Net realized gain (loss)
      on investments and foreign
      currency transactions ........            20,336,351       5,455,385          555,994       2,307,959       28,438,209
    Net unrealized gain (loss)
      on investments and foreign
      currency translation .........             4,061,390      (4,495,132)        (705,533)     (1,127,924)      (6,467,883)
                                             -------------   -------------    -------------   -------------    -------------
      Change in net assets
        from operations ............         $  25,933,066   $     816,864    $     (97,151)  $   1,021,571    $  28,527,912
                                             -------------   -------------    -------------   -------------    -------------
Distributions declared to
   shareholders --
  From net investment income
    Initial Class ..................         $    (701,713)  $    (137,497)   $         (83)            $--    $  (4,634,835)
    Service Class ..................              (413,921)        (46,942)         (81,898)           --         (1,454,306)
  From net realized gain on
    investments and foreign
    currency transactions
    Initial Class ..................                  --              --               (872)           --               --
    Service Class ..................                  --              --         (1,117,721)           --               --
                                             -------------   -------------    -------------   -------------    -------------
Total distributions declared
  to shareholders ..................         $  (1,115,634)  $    (184,439)   $  (1,200,574)            $--    $  (6,089,141)
                                             -------------   -------------    -------------   -------------    -------------
Change in net assets from series
  share transactions ...............         $  13,397,162   $ (10,938,732)   $     352,507   $  (5,373,369)   $ (34,878,038)
                                             -------------   -------------    -------------   -------------    -------------
    Total change in net assets .....         $  38,214,594   $ (10,306,307)   $    (945,218)  $  (4,351,798)   $ (12,439,267)
Net assets --
  At beginning of period ...........           147,612,807      87,873,970       11,605,539      26,704,497      459,200,259
                                             -------------   -------------    -------------   -------------    -------------
  At end of period .................         $ 185,827,401   $  77,567,663    $  10,660,321   $  22,352,699    $ 446,760,992
                                             =============   =============    =============   =============    =============
  Undistributed net investment
    income included in net assets
    at end of period ...............         $   1,339,858             $--    $      51,992             $--    $   6,535,070
                                             =============   =============    =============   =============    =============

                                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                           CAPITAL OPPORTUNITIES SERIES
                                                    --------------------------------------------------------------------------
                                                                                YEARS ENDED 12/31
                                                    --------------------------------------------------------------------------
                                                       2006           2005           2004              2003           2002
      INITIAL CLASS SHARES                          -----------    -----------    -----------       -----------    -----------
Net asset value, beginning of period ......         $     13.39    $     13.30    $     11.85       $      9.27    $     13.33
                                                    -----------    -----------    -----------       -----------    -----------
Income (loss) from investment operations
  Net investment income (d) ...............         $      0.05    $      0.06    $      0.10       $      0.05    $      0.03
  Net realized and unrealized gain (loss)
    on investments and foreign currency ...                1.86           0.15           1.41              2.57          (4.08)
                                                    -----------    -----------    -----------       -----------    -----------
      Total from investment operations ....         $      1.91    $      0.21    $      1.51       $      2.62    $     (4.05)
                                                    -----------    -----------    -----------       -----------    -----------
Less distributions declared to shareholders
  From net investment income ..............         $     (0.07)   $     (0.12)   $     (0.06)      $     (0.04)   $     (0.01)
                                                    -----------    -----------    -----------       -----------    -----------
Net asset value, end of period ............         $     15.23    $     13.39    $     13.30       $     11.85    $      9.27
                                                    ===========    ===========    ===========       ===========    ===========
Total return (%) (k)(s) ...................               14.32           1.64          12.80(b)          28.30         (30.41)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ............................                0.86           0.86           0.84              0.84           0.82
  Net investment income ...................                0.36           0.44           0.82              0.50           0.26
Portfolio turnover (%) ....................                  84             91             73                64             93
Net assets at end of period (000 Omitted) .         $   170,398    $   196,612    $   248,925       $   269,630    $   251,974

                                                                       CAPITAL OPPORTUNITIES SERIES
                                                   ---------------------------------------------------------------------------
                                                                             YEARS ENDED 12/31
                                                   ---------------------------------------------------------------------------
                                                       2006           2005           2004              2003           2002
SERVICE CLASS SHARES                                -----------    -----------    -----------       -----------    -----------
Net asset value, beginning of period ......         $     13.33    $     13.25    $     11.81       $      9.24    $     13.31
                                                    -----------    -----------    -----------       -----------    -----------
Income (loss) from investment operations
  Net investment income (d) ...............         $      0.02    $      0.02    $      0.07       $      0.03    $      0.01
  Net realized and unrealized gain (loss)
    on investments and foreign currency ...                1.85           0.15           1.40              2.55          (4.07)
                                                    -----------    -----------    -----------       -----------    -----------
      Total from investment operations ....         $      1.87    $      0.17    $      1.47       $      2.58    $     (4.06)
                                                    -----------    -----------    -----------       -----------    -----------
Less distributions declared to shareholders
  From net investment income ..............         $     (0.04)   $     (0.09)   $     (0.03)      $     (0.01)   $     (0.01)
                                                    -----------    -----------    -----------       -----------    -----------
Net asset value, end of period ............         $     15.16    $     13.33    $     13.25       $     11.81    $      9.24
                                                    ===========    ===========    ===========       ===========    ===========
Total return (%) (k)(s) ...................               14.02           1.31          12.52(b)          28.00         (30.54)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ............................                1.11           1.11           1.09              1.09           1.07
  Net investment income ...................                0.11           0.19           0.60              0.26           0.09
Portfolio turnover (%) ....................                  84             91             73                64             93
Net assets at end of period (000 Omitted) .         $    16,433    $    15,198    $    16,922       $    15,116    $    10,913

(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                 See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                              CORE EQUITY SERIES
                                                   ---------------------------------------------------------------------------
                                                                              YEARS ENDED 12/31
                                                    --------------------------------------------------------------------------
                                                       2006           2005           2004              2003           2002
INITIAL CLASS SHARES                                -----------    -----------    -----------       -----------    -----------
Net asset value, beginning of period ......         $     15.15    $     14.32    $     12.58       $      9.92    $     12.70
                                                    -----------    -----------    -----------       -----------    -----------
Income (loss) from investment operations
  Net investment income (d) ...............         $      0.08    $      0.09    $      0.09       $      0.08    $      0.08
  Net realized and unrealized gain (loss)
     on investments and foreign currency ..                1.99           0.84           1.74              2.67          (2.78)
                                                    -----------    -----------    -----------       -----------    -----------
      Total from investment operations ....         $      2.07    $      0.93    $      1.83       $      2.75    $     (2.70)
                                                    -----------    -----------    -----------       -----------    -----------
Less distributions declared to shareholders
  From net investment income ..............         $     (0.09)   $     (0.10)   $     (0.09)      $     (0.09)   $     (0.08)
                                                    -----------    -----------    -----------       -----------    -----------
Net asset value, end of period ............         $     17.13    $     15.15    $     14.32       $     12.58    $      9.92
                                                    ===========    ===========    ===========       ===========    ===========
Total return (%) (k)(r)(s) ................               13.74           6.56          14.63(b)          27.86         (21.40)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses before expense reductions (f) ..                0.91           0.90           0.88              0.90           0.86
  Expenses after expense reductions (f) ...                0.91            N/A            N/A               N/A            N/A
  Net investment income ...................                0.53           0.64           0.70              0.78           0.67
Portfolio turnover (%) ....................                 122             92             97               147             96
Net assets at end of period (000 Omitted) .         $    80,024    $    80,710    $    83,219       $    80,059    $    64,126

                                                                              CORE EQUITY SERIES
                                                    -------------------------------------------------------------------------
                                                                                YEARS ENDED 12/31
                                                    -------------------------------------------------------------------------
                                                       2006            2005           2004              2003           2002
SERVICE CLASS SHARES                                -----------    -----------    -----------       -----------    -----------
Net asset value, beginning of period ......         $     15.09    $     14.25    $     12.53       $      9.89    $     12.69
                                                    -----------    -----------    -----------       -----------    -----------
Income (loss) from investment operations
  Net investment income (d) ...............         $      0.04    $      0.06    $      0.06       $      0.06    $      0.05
  Net realized and unrealized gain (loss)
     on investments and foreign currency ..                1.98           0.84           1.72              2.65          (2.78)
                                                    -----------    -----------    -----------       -----------    -----------
      Total from investment operations ....         $      2.02    $      0.90    $      1.78       $      2.71    $     (2.73)
                                                    -----------    -----------    -----------       -----------    -----------
Less distributions declared to shareholders
  From net investment income ..............         $     (0.06)   $     (0.06)   $     (0.06)      $     (0.07)   $     (0.07)
                                                    -----------    -----------    -----------       -----------    -----------
Net asset value, end of period ............         $     17.05    $     15.09    $     14.25       $     12.53    $      9.89
                                                    ===========    ===========    ===========       ===========    ===========
Total return (%) (k)(r)(s) ................               13.44           6.39          14.29(b)          27.49         (21.59)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses before expense reductions (f) ..                1.16           1.15           1.13              1.15           1.11
  Expenses after expense reductions (f) ...                1.16            N/A            N/A               N/A            N/A
  Net investment income ...................                0.29           0.39           0.45              0.53           0.49
Portfolio turnover (%) ....................                 122             92             97               147             96
Net assets at end of period (000 Omitted) .         $    12,675    $     9,990    $     9,916       $     8,920    $     6,428

(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                           See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                          INTERNATIONAL GROWTH SERIES
                                                    --------------------------------------------------------------------------
                                                                             YEARS ENDED 12/31
                                                    --------------------------------------------------------------------------
                                                       2006            2005           2004             2003           2002
INITIAL CLASS SHARES                                -----------    -----------    -----------       -----------    -----------
Net asset value, beginning of period ......         $     15.42    $     13.55    $     11.46       $      8.33    $      9.50
                                                    -----------    -----------    -----------       -----------    -----------
Income (loss) from investment operations
  Net investment income (d) ...............         $      0.23    $      0.12    $      0.13       $      0.06    $      0.06
  Net realized and unrealized gain (loss) on
    investments and foreign currency ......                3.70           1.88           2.03              3.14          (1.18)
                                                    -----------    -----------    -----------       -----------    -----------
      Total from investment operations ....         $      3.93    $      2.00    $      2.16       $      3.20    $     (1.12)
                                                    -----------    -----------    -----------       -----------    -----------
Less distributions declared to shareholders
  From net investment income ..............         $     (0.11)   $     (0.13)   $     (0.07)      $     (0.07)   $     (0.05)
  From net realized gain on investments and
    foreign currency transactions .........               (1.31)            --             --                --             --
                                                    -----------    -----------    -----------       -----------    -----------
      Total distributions declared to
       shareholders .......................         $     (1.42)   $     (0.13)   $     (0.07)      $     (0.07)   $     (0.05)
                                                    -----------    -----------    -----------       -----------    -----------
Net asset value, end of period ............         $     17.93    $     15.42    $     13.55       $     11.46    $      8.33
                                                    ===========    ===========    ===========       ===========    ===========
Total return (%) (k)(s) ...................               26.04          14.91          18.94             38.67         (11.88)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ............................                1.12           1.14           1.11              1.24           1.23
  Net investment income ...................                1.40           0.85           1.09              0.67           0.70
Portfolio turnover (%) ....................                  86             80             93                89            119
Net assets at end of period (000 Omitted) .         $   140,242    $   121,147    $   120,913       $   108,114    $    88,537

                                                                        INTERNATIONAL GROWTH SERIES
                                                    -------------------------------------------------------------------------
                                                                             YEARS ENDED 12/31
                                                    --------------------------------------------------------------------------
                                                       2006           2005           2004              2003           2002
SERVICE CLASS SHARES                                -----------    -----------    -----------       -----------    -----------
Net asset value, beginning of period ......         $     15.36    $     13.50    $     11.43       $      8.31    $      9.49
                                                    -----------    -----------    -----------       -----------    -----------
Income (loss) from investment operations
  Net investment income (d) ...............         $      0.19    $      0.08    $      0.10       $      0.04    $      0.04
  Net realized and unrealized gain (loss) on
    investments and foreign currency ......                3.69           1.88           2.01              3.13          (1.17)
                                                    -----------    -----------    -----------       -----------    -----------
      Total from investment operations ....         $      3.88    $      1.96    $      2.11       $      3.17    $     (1.13)
                                                    -----------    -----------    -----------       -----------    -----------
Less distributions declared to shareholders
  From net investment income ..............         $     (0.08)   $     (0.10)   $     (0.04)      $     (0.05)   $     (0.05)
  From net realized gain on investments
    and foreign currency transactions .....               (1.31)            --             --                --             --
                                                    -----------    -----------    -----------       -----------    -----------
      Total distributions declared to
        shareholders ......................         $     (1.39)   $     (0.10)   $     (0.04)      $     (0.05)   $     (0.05)
                                                    -----------    -----------    -----------       -----------    -----------
Net asset value, end of period ............         $     17.85    $     15.36    $     13.50       $     11.43    $      8.31
                                                    ===========    ===========    ===========       ===========    ===========
Total return (%) (k)(s) ...................               25.75          14.62          18.58             38.35         (12.01)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ............................                1.37           1.39           1.36              1.49           1.48
  Net investment income ...................                1.15           0.59           0.86              0.39           0.46
Portfolio turnover (%) ....................                  86             80             93                89            119
Net assets at end of period (000 Omitted) .         $    22,979    $    19,289    $    18,282       $    15,171    $    10,449

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                   See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                  MASSACHUSETTS INVESTORS GROWTH STOCK SERIES
                                                    --------------------------------------------------------------------------
                                                                             YEARS ENDED 12/31
                                                    --------------------------------------------------------------------------
                                                       2006           2005           2004              2003           2002
INITIAL CLASS SHARES                                -----------    -----------    -----------       -----------    -----------
Net asset value, beginning of period ......         $      9.78    $      9.42    $      8.60       $      6.97    $      9.70
                                                    -----------    -----------    -----------       -----------    -----------
Income (loss) from investment operations
  Net investment income (loss) (d) ........         $      0.03    $      0.01    $      0.04       $      0.01    $     (0.00)(w)
  Net realized and unrealized gain (loss)
   on investments and foreign
   currency ...............................                0.72           0.40           0.79              1.62          (2.72)
                                                    -----------    -----------    -----------       -----------    -----------
      Total from investment operations ....         $      0.75    $      0.41    $      0.83       $      1.63    $     (2.72)
                                                    -----------    -----------    -----------       -----------    -----------
Less distributions declared to shareholders
  From net investment income ..............         $     (0.01)   $     (0.05)   $     (0.01)      $        --    $     (0.01)
                                                    -----------    -----------    -----------       -----------    -----------
Net asset value, end of period ............         $     10.52    $      9.78    $      9.42       $      8.60    $      6.97
                                                    ===========    ===========    ===========       ===========    ===========
Total return (%) (k)(s) ...................                7.67           4.37           9.61(b)          23.39         (28.05)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ............................                0.82           0.85           0.83              0.83           0.82
  Net investment income (loss) ............                0.34           0.12           0.47              0.09          (0.01)
Portfolio turnover (%) ....................                  72            136            139               265            207
Net assets at end of period (000 Omitted) .         $   336,383    $   395,782    $   468,181       $   504,123    $   448,235

                                                                  MASSACHUSETTS INVESTORS GROWTH STOCK SERIES
                                                    --------------------------------------------------------------------------
                                                                             YEARS ENDED 12/31
                                                    --------------------------------------------------------------------------
                                                       2006           2005           2004               2003           2002
SERVICE CLASS SHARES                                 -----------    -----------    -----------       -----------    -----------
Net asset value, beginning of period ......         $      9.71    $      9.35    $      8.55       $      6.96    $      9.70
                                                    -----------    -----------    -----------       -----------    -----------
Income (loss) from investment operations
  Net investment income (loss) (d) ........         $      0.01    $     (0.01)   $      0.02       $     (0.01)   $     (0.02)
  Net realized and unrealized gain (loss)
    on investments and foreign
    currency ..............................                0.71           0.40           0.78              1.60          (2.71)
                                                    -----------    -----------    -----------       -----------    -----------
      Total from investment operations ....         $      0.72    $      0.39    $      0.80       $      1.59    $     (2.73)
                                                    -----------    -----------    -----------       -----------    -----------
Less distributions declared to shareholders
  From net investment income ..............         $        --    $     (0.03)   $        --       $        --    $     (0.01)
                                                    -----------    -----------    -----------       -----------    -----------
Net asset value, end of period ............         $     10.43    $      9.71    $      9.35       $      8.55    $      6.96
                                                    ===========    ===========    ===========       ===========    ===========
Total return (%) (k)(s) ...................                7.42           4.15           9.36(b)          22.84         (28.17)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ............................                1.07           1.10           1.08              1.08           1.07
  Net investment income (loss) ............                0.09          (0.13)          0.25             (0.16)         (0.21)
Portfolio turnover (%) ....................                  72            136            139               265            207
Net assets at end of period (000 Omitted) .         $    88,696    $    89,314    $    87,243       $    73,697    $    37,109

(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on the shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, the Initial
    Class and Service Class total returns for the year ended December 31, 2004 would have been lower by approximately 0.13%.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total re turn figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.

                                                    See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series'
independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                           MID CAP VALUE SERIES
                                                    --------------------------------------------------------------------------
                                                                             YEARS ENDED 12/31
                                                    --------------------------------------------------------------------------
                                                       2006            2005          2004              2003          2002(c)
INITIAL CLASS SHARES                                -----------    -----------    -----------       -----------    -----------
Net asset value, beginning of period ......         $     11.73    $     12.46    $     10.46       $      7.92    $     10.00
                                                    -----------    -----------    -----------       -----------    -----------
Income (loss) from investment operations
  Net investment income (d) ...............         $      0.09    $      0.04    $      0.01       $      0.02    $      0.04
  Net realized and unrealized gain (loss)
    on investments and foreign currency ...                1.16           0.70           2.25              2.53          (2.12)
                                                    -----------    -----------    -----------       -----------    -----------
      Total from investment operations ....         $      1.25    $      0.74    $      2.26       $      2.55    $     (2.08)
                                                    -----------    -----------    -----------       -----------    -----------
Less distributions declared to shareholders
  From net investment income ..............         $        --    $        --    $     (0.01)      $     (0.01)           $--
  From net realized gain on investments and
    foreign currency transactions .........               (1.44)         (1.47)         (0.25)               --             --
                                                    -----------    -----------    -----------       -----------    -----------
      Total distributions declared to shareholders  $     (1.44)   $     (1.47)   $     (0.26)      $     (0.01)   $        --
                                                    -----------    -----------    -----------       -----------    -----------
Net asset value, end of period ............         $     11.54    $     11.73    $     12.46       $     10.46    $      7.92
                                                    ===========    ===========    ===========       ===========    ===========
Total return (%) (k)(r)(s) ................               11.30           7.63          22.10             32.24         (20.80)(n)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses before expense reductions (f) ..                1.10           1.11           1.10              1.81           8.05(a)
  Expenses after expense reductions (f) ...                1.00           1.00           1.00              0.99           1.02(a)
  Net investment income ...................                0.81           0.31           0.10              0.26           0.54(a)
Portfolio turnover (%) ....................                 110            142            147               109             82
Net assets at end of period (000 Omitted) .         $        34    $        31    $        29       $        24    $        18

                                                                              MID CAP VALUE SERIES
                                                    --------------------------------------------------------------------------
                                                                               YEARS ENDED 12/31
                                                    --------------------------------------------------------------------------
                                                       2006            2005          2004              2003          2002(c)
SERVICE CLASS SHARES                                -----------    -----------    -----------       -----------    -----------
Net asset value, beginning of period ......         $     11.66    $     12.42    $     10.44       $      7.93    $     10.00
                                                    -----------    -----------    -----------       -----------    -----------
Income (loss) from investment operations
  Net investment income (loss) (d) ........         $      0.06    $      0.01    $     (0.02)      $      0.00(w) $      0.04
  Net realized and unrealized gain (loss)
    on investments and foreign currency ...                1.15           0.70           2.25              2.52          (2.11)
                                                    -----------    -----------    -----------       -----------    -----------
      Total from investment operations ....         $      1.21    $      0.71    $      2.23       $      2.52    $     (2.07)
                                                    -----------    -----------    -----------       -----------    -----------
Less distributions declared to shareholders
  From net investment income ..............         $        --    $        --         $(0.00)(w)   $     (0.01)   $        --
  From net realized gain on investments and
     foreign currency transactions ........               (1.44)         (1.47)         (0.25)               --             --
                                                    -----------    -----------    -----------       -----------    -----------
      Total distributions declared to
        shareholders ......................         $     (1.44)   $     (1.47)   $     (0.25)      $     (0.01)   $        --
                                                    -----------    -----------    -----------       -----------    -----------
Net asset value, end of period ............         $     11.43    $     11.66    $     12.42       $     10.44    $      7.93
                                                    ===========    ===========    ===========       ===========    ===========
Total return (%) (k)(r)(s) ................               11.01           7.40          21.75             31.90         (20.70)(n)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses before expense reductions (f) ..                1.34           1.36           1.35              2.07           8.30(a)
  Expenses after expense reductions (f) ...                1.25           1.25           1.25              1.25           1.27(a)
  Net investment income (loss) ............                0.55           0.06          (0.15)             0.04           0.53(a)
Portfolio turnover (%) ....................                 110            142            147               109             82
Net assets at end of period (000 Omitted) .         $    24,951    $    25,993    $    24,479       $    15,954    $       707

(a) Annualized.
(c) For the period from the commencement of the series' investment operations, May 1, 2002, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.

                                             See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                             NEW DISCOVERY SERIES
                                                    --------------------------------------------------------------------------
                                                                              YEARS ENDED 12/31
                                                    --------------------------------------------------------------------------
                                                       2006            2005          2004              2003           2002
INITIAL CLASS SHARES                                -----------    -----------    -----------       -----------    -----------
Net asset value, beginning of period ......         $     14.35    $     13.64    $     12.69       $      9.38    $     14.10
                                                    -----------    -----------    -----------       -----------    -----------
Income (loss) from investment operations
  Net investment loss (d) .................         $     (0.09)   $     (0.07)   $     (0.08)      $     (0.06)   $     (0.07)
  Net realized and unrealized gain (loss)
     on investments and foreign currency ..                1.98           0.78           1.03              3.37          (4.65)
                                                    -----------    -----------    -----------       -----------    -----------
      Total from investment operations ....         $      1.89    $      0.71    $      0.95       $      3.31    $     (4.72)
                                                    -----------    -----------    -----------       -----------    -----------
Net asset value, end of period ............         $     16.24    $     14.35    $     13.64       $     12.69    $      9.38
                                                    ===========    ===========    ===========       ===========    ===========
Total return (%) (k)(r)(s) ................               13.17           5.21           7.49(b)          35.29         (33.43)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses before expense reductions (f) ..                1.00           1.00           0.99              1.00           0.98
  Expenses after expense reductions (f) ...                0.98            N/A            N/A               N/A            N/A
  Net investment loss .....................               (0.60)         (0.56)         (0.65)            (0.59)         (0.59)
Portfolio turnover (%) ....................                 107            127            139               100             97
Net assets at end of period (000 Omitted) .         $   163,825    $   176,958    $   209,503       $   220,278    $   177,028

                                                                             NEW DISCOVERY SERIES
                                                    --------------------------------------------------------------------------
                                                                              YEARS ENDED 12/31
                                                    --------------------------------------------------------------------------
                                                       2006            2005          2004              2003           2002
SERVICE CLASS SHARES                                -----------    -----------    -----------       -----------    -----------
Net asset value, beginning of period ......         $     14.19    $     13.52    $     12.61       $      9.34    $     14.08
                                                    -----------    -----------    -----------       -----------    -----------
Income (loss) from investment operations
  Net investment loss (d) .................         $     (0.13)   $     (0.11)   $     (0.11)      $     (0.09)   $     (0.08)
  Net realized and unrealized gain (loss) on
     investments and foreign currency .....                1.96           0.78           1.02              3.36          (4.66)
                                                    -----------    -----------    -----------       -----------    -----------
      Total from investment operations ....         $      1.83    $      0.67    $      0.91       $      3.27    $     (4.74)
                                                    -----------    -----------    -----------       -----------    -----------
Net asset value, end of period ............         $     16.02    $     14.19    $     13.52       $     12.61    $      9.34
                                                    ===========    ===========    ===========       ===========    ===========
Total return (%) (k)(r)(s) ................               12.90           4.96           7.22(b)          35.01         (33.66)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses before expense reductions (f) ..                1.26           1.26           1.24              1.24           1.23
  Expenses after expense reductions (f) ...                1.23            N/A            N/A               N/A            N/A
  Net investment loss .....................               (0.84)         (0.81)         (0.89)            (0.84)         (0.78)
Portfolio turnover (%) ....................                 107            127           139                100             97
Net assets at end of period (000 Omitted) .         $   181,468    $   131,180    $   104,256       $    71,049    $    34,691

(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                            RESEARCH INTERNATIONAL SERIES
                                                    --------------------------------------------------------------------------
                                                                                  YEARS ENDED 12/31
                                                    --------------------------------------------------------------------------
                                                       2006            2005          2004              2003          2002
INITIAL CLASS SHARES                                -----------    -----------    -----------       -----------    -----------
Net asset value, beginning of period ......         $     16.74    $     14.48    $     12.01       $      9.03    $     10.22
                                                    -----------    -----------    -----------       -----------    -----------
Income (loss) from investment operations
  Net investment income (d) ...............         $      0.22    $      0.17    $      0.14       $      0.08    $      0.06
  Net realized and unrealized gain (loss)
     on investments and foreign currency ..                4.30           2.21           2.39              2.96          (1.23)
                                                    -----------    -----------    -----------       -----------    -----------
      Total from investment operations ....         $      4.52    $      2.38    $      2.53       $      3.04    $     (1.17)
                                                    -----------    -----------    -----------       -----------    -----------
Less distributions declared to shareholders
  From net investment income ..............         $     (0.21)   $     (0.12)   $     (0.06)      $     (0.06)   $     (0.02)
  From net realized gain on investments
    and foreign currency transactions .....               (1.11)            --             --                --             --
                                                    -----------    -----------    -----------       -----------    -----------
      Total distributions declared to
        shareholders ......................         $     (1.32)   $     (0.12)   $     (0.06)      $     (0.06)   $     (0.02)
                                                    -----------    -----------    -----------       -----------    -----------
Net asset value, end of period ............         $     19.94    $     16.74    $     14.48       $     12.01    $      9.03
                                                    ===========    ===========    ===========       ===========    ===========
Total return (%) (k)(s) ...................               27.47          16.56          21.20             33.86         (11.44)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ............................                1.13           1.12           1.10              1.30           1.26
  Net investment income ...................                1.23           1.11           1.11              0.83           0.61
Portfolio turnover (%) ....................                  80             83            102                97            136
Net assets at end of period (000 Omitted) .         $   119,534    $    95,752    $    86,526       $    74,262    $    62,555

                                                                            RESEARCH INTERNATIONAL SERIES
                                                    --------------------------------------------------------------------------
                                                                                  YEARS ENDED 12/31
                                                    --------------------------------------------------------------------------
                                                       2006            2005          2004              2003          2002
SERVICE CLASS SHARES                                -----------    -----------    -----------       -----------    -----------
Net asset value, beginning of period ......         $     16.61    $     14.39    $     11.95       $      9.00    $     10.21
                                                    -----------    -----------    -----------       -----------    -----------
Income (loss) from investment operations
  Net investment income (d) ...............         $      0.16    $      0.12    $      0.10       $      0.03    $      0.03
  Net realized and unrealized gain (loss)
    on investments and foreign currency ...                4.29           2.19           2.39              2.96          (1.22)
                                                    -----------    -----------    -----------       -----------    -----------
      Total from investment operations ....         $      4.45    $      2.31    $      2.49       $      2.99    $     (1.19)
                                                    -----------    -----------    -----------       -----------    -----------
Less distributions declared to shareholders
  From net investment income ..............         $     (0.18)   $     (0.09)   $     (0.05)      $     (0.04)   $     (0.02)
  From net realized gain on investments
    and foreign currency transactions .....               (1.11)            --             --                --             --
                                                    -----------    -----------    -----------       -----------    -----------
      Total distributions declared to
        shareholders ......................         $     (1.29)   $     (0.09)   $     (0.05)      $     (0.04)   $     (0.02)
                                                    -----------    -----------    -----------       -----------    -----------
Net asset value, end of period ............         $     19.77    $     16.61    $     14.39       $     11.95    $      9.00
                                                    ===========    ===========    ===========       ===========    ===========
Total return (%) (k)(s) ...................               27.25          16.19          20.96             33.40         (11.66)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ............................                1.38           1.37           1.36              1.57           1.51
  Net investment income ...................                0.89           0.78           0.78              0.33           0.35
Portfolio turnover (%) ....................                  80             83            102                97            136
Net assets at end of period (000 Omitted) .         $   155,969    $    90,076    $    61,087       $    27,282    $     5,783

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                           STRATEGIC GROWTH SERIES
                                                     -------------------------------------------------------------------------
                                                                              YEARS ENDED 12/31
                                                     -------------------------------------------------------------------------
                                                       2006           2005           2004              2003           2002
INITIAL CLASS SHARES                                -----------    -----------    -----------       -----------    -----------
Net asset value, beginning of period ......         $      7.75    $      7.67    $      7.18       $      5.63    $      8.05
                                                    -----------    -----------    -----------       -----------    -----------
Income (loss) from investment operations
  Net investment income (loss) (d) ........         $     (0.01)   $     (0.00)(w)$      0.02       $     (0.00)(w)$     (0.01)
  Net realized and unrealized gain (loss)
     on investments and foreign currency ..                0.52           0.11           0.47              1.55          (2.41)
                                                    -----------    -----------    -----------       -----------    -----------
      Total from investment operations ....         $      0.51    $      0.11    $      0.49       $      1.55    $     (2.42)
                                                    -----------    -----------    -----------       -----------    -----------
Less distributions declared to shareholders
  From net investment income ..............         $        --    $     (0.03)   $        --       $        --    $        --
                                                    -----------    -----------    -----------       -----------    -----------
Net asset value, end of period ............         $      8.26    $      7.75    $      7.67       $      7.18    $      5.63
                                                    ===========    ===========    ===========       ===========    ===========
Total return (%) (k)(s) ...................                6.58           1.40           6.82             27.53         (30.06)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ............................                0.91           0.92           0.88              0.91           0.88
  Net investment income (loss) ............               (0.16)         (0.05)          0.31             (0.01)         (0.18)
Portfolio turnover (%) ....................                 111            125             74                74             98
Net assets at end of period (000 Omitted) .         $    30,385    $    36,492    $    45,471       $    47,910    $    38,486

                                                                           STRATEGIC GROWTH SERIES
                                                     -------------------------------------------------------------------------
                                                                              YEARS ENDED 12/31
                                                     -------------------------------------------------------------------------
                                                       2006           2005           2004              2003           2002
SERVICE CLASS SHARES                                -----------    -----------    -----------       -----------    -----------
Net asset value, beginning of period ......         $      7.69    $      7.61    $      7.14       $      5.62    $      8.05
                                                    -----------    -----------    -----------       -----------    -----------
Income (loss) from investment operations
  Net investment income (loss) (d) ........         $     (0.03)   $     (0.02)   $      0.01       $     (0.01)   $     (0.02)
  Net realized and unrealized gain (loss)
    on investments and foreign currency ...                0.52           0.11           0.46              1.53          (2.41)
                                                    -----------    -----------    -----------       -----------    -----------
      Total from investment operations ....         $      0.49    $      0.09    $      0.47       $      1.52    $     (2.43)
                                                    -----------    -----------    -----------       -----------    -----------
Less distributions declared to shareholders
  From net investment income ..............                 $--    $     (0.01)   $        --       $        --    $        --
                                                    -----------    -----------    -----------       -----------    -----------
Net asset value, end of period ............         $      8.18    $      7.69    $      7.61       $      7.14    $      5.62
                                                    ===========    ===========    ===========       ===========    ===========
Total return (%) (k)(s) ...................                6.37           1.17           6.58             27.05         (30.19)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ............................                1.16           1.17           1.13              1.16           1.13
  Net investment income (loss) ............               (0.40)         (0.30)          0.12             (0.23)         (0.38)
Portfolio turnover (%) ....................                 111            125             74                74             98
Net assets at end of period (000 Omitted) .         $    40,046    $    41,076    $    42,403       $    30,403    $     4,997

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.
(w) Per share amount was less than $0.01.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series'
independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                                STRATEGIC VALUE SERIES
                                                     -------------------------------------------------------------------------
                                                                                   YEARS ENDED 12/31
                                                     -------------------------------------------------------------------------
                                                       2006           2005           2004              2003          2002(c)
INITIAL CLASS SHARES                                -----------    -----------    -----------       -----------    -----------
Net asset value, beginning of period ......         $     10.23    $     11.57    $     10.05       $      7.90    $     10.00
                                                    -----------    -----------    -----------       -----------    -----------
Income (loss) from investment operations
  Net investment income (d) ...............         $      0.17    $      0.08    $      0.11       $      0.07    $      0.07
  Net realized and unrealized gain (loss)
     on investments and foreign currency ..                1.19          (0.18)          1.63              2.09          (2.17)
                                                    -----------    -----------    -----------       -----------    -----------
      Total from investment operations ....         $      1.36    $     (0.10)   $      1.74       $      2.16    $     (2.10)
                                                    -----------    -----------    -----------       -----------    -----------
Less distributions declared to shareholders
  From net investment income ..............         $     (0.08)   $     (0.11)   $     (0.04)      $     (0.01)   $        --
  From net realized gain on investments
     and foreign currency transactions ....               (0.85)         (1.13)         (0.18)               --             --
                                                    -----------    -----------    -----------       -----------    -----------
      Total distributions declared to
        shareholders  .....................         $     (0.93)   $     (1.24)   $     (0.22)      $     (0.01)   $        --
                                                    -----------    -----------    -----------       -----------    -----------
Net asset value, end of period ............         $     10.66    $     10.23    $     11.57       $     10.05    $      7.90
                                                    ===========    ===========    ===========       ===========    ===========
Total return (%) (k)(r)(s) ................               14.16          (0.39)         18.05             27.44         (21.00)(n)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses before expense reductions (f) ..                1.71           1.44           1.29              1.59           6.20(a)
  Expenses after expense reductions (f) ...                0.99           1.00           0.99              1.00           1.01(a)
  Net investment income ...................                1.69           0.74           1.05              0.80           0.89(a)
Portfolio turnover (%) ....................                  56             60             70                38             53
Net assets at end of period (000 Omitted) .         $        10    $         9    $         9       $         8    $         6

                                                                                STRATEGIC VALUE SERIES
                                                     -------------------------------------------------------------------------
                                                                                   YEARS ENDED 12/31
                                                     -------------------------------------------------------------------------
                                                       2006           2005           2004              2003          2002(c)
SERVICE CLASS SHARES                                -----------    -----------    -----------       -----------    -----------
Net asset value, beginning of period ......         $     10.17    $     11.52    $     10.02       $      7.90    $     10.00
                                                    -----------    -----------    -----------       -----------    -----------
Income (loss) from investment operations
  Net investment income (d) ...............         $      0.14    $      0.05    $      0.09       $      0.05    $      0.06
  Net realized and unrealized gain (loss)
     on investments and foreign currency ..                1.20          (0.19)          1.61              2.08          (2.16)
                                                    -----------    -----------    -----------       -----------    -----------
      Total from investment operations ....         $      1.34    $     (0.14)   $      1.70       $      2.13    $     (2.10)
                                                    -----------    -----------    -----------       -----------    -----------
Less distributions declared to shareholders
  From net investment income ..............         $     (0.06)   $     (0.08)   $     (0.02)      $     (0.01)    $       --
  From net realized gain on investments
     and foreign currency transactions ....               (0.85)         (1.13)         (0.18)               --             --
                                                    -----------    -----------    -----------       -----------    -----------
      Total distributions declared to
        shareholders  .....................         $     (0.91)   $     (1.21)   $     (0.20)      $     (0.01)   $        --
                                                    -----------    -----------    -----------       -----------    -----------
Net asset value, end of period ............         $     10.60    $     10.17    $     11.52       $     10.02    $      7.90
                                                    ===========    ===========    ===========       ===========    ===========
Total return (%) (k)(r)(s) ................               13.92          (0.72)         17.77             27.01         (21.00)(n)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses before expense reductions (f) ..                1.94           1.69           1.55              1.84           6.45(a)
  Expenses after expense reductions (f) ...                1.24           1.25           1.25              1.25           1.26(a)
  Net investment income ...................                1.37           0.48           0.82              0.56           0.81(a)
Portfolio turnover (%) ....................                  56             60             70                38             53
Net assets at end of period (000 Omitted) .         $     9,090    $    10,651    $    11,597       $     8,199    $     1,072

(a) Annualized.
(c) For the period from the commencement of the series' investment operations, May 1, 2002 through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                  See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                               TECHNOLOGY SERIES
                                                     -------------------------------------------------------------------------
                                                                               YEARS ENDED 12/31
                                                     -------------------------------------------------------------------------
                                                       2006           2005           2004              2003           2002
INITIAL CLASS SHARES                                -----------    -----------    -----------       -----------    -----------
Net asset value, beginning of period ......         $      4.46    $      4.20    $      4.10       $      2.82    $      5.22
                                                    -----------    -----------    -----------       -----------    -----------
Income (loss) from investment operations
  Net investment loss (d) .................         $     (0.03)   $     (0.03)   $     (0.01)      $     (0.02)   $     (0.02)
  Net realized and unrealized gain (loss)
     on investments and foreign currency ..                1.01           0.29           0.11              1.30          (2.38)
                                                    -----------    -----------    -----------       -----------    -----------
      Total from investment operations ....         $      0.98    $      0.26    $      0.10       $      1.28    $     (2.40)
                                                    -----------    -----------    -----------       -----------    -----------
Net asset value, end of period ............         $      5.44    $      4.46    $      4.20       $      4.10    $      2.82
                                                    ===========    ===========    ===========       ===========    ===========
Total return (%) (k)(r)(s) ................               21.97           6.19           2.44(b)          45.39         (45.98)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses before expense reductions (f) ..                1.34           1.18           1.11              1.09           0.91
  Expenses after expense reductions (f) ...                1.00           1.00           1.01              1.06            N/A
  Net investment loss .....................               (0.55)         (0.66)         (0.21)            (0.65)         (0.61)
Portfolio turnover (%) ....................                 234            196            110               191            210
Net assets at end of period (000 Omitted) .         $    18,813    $    18,978    $    23,069       $    28,376    $    14,020

                                                                               TECHNOLOGY SERIES
                                                     -------------------------------------------------------------------------
                                                                               YEARS ENDED 12/31
                                                     -------------------------------------------------------------------------
                                                       2006           2005           2004              2003           2002
SERVICE CLASS SHARES                                -----------    -----------    -----------       -----------    -----------
Net asset value, beginning of period ......         $      4.40    $      4.15    $      4.07       $      2.80    $      5.22
                                                    -----------    -----------    -----------       -----------    -----------
Income (loss) from investment operations
  Net investment loss (d) .................         $     (0.04)   $     (0.04)   $     (0.02)      $     (0.03)   $     (0.03)
  Net realized and unrealized gain (loss)
     on investments and foreign currency ..                0.99           0.29           0.10              1.30          (2.39)
                                                    -----------    -----------    -----------       -----------    -----------
      Total from investment operations ....         $      0.95    $      0.25    $      0.08       $      1.27    $     (2.42)
                                                    -----------    -----------    -----------       -----------    -----------
Net asset value, end of period ............         $      5.35    $      4.40    $      4.15       $      4.07    $      2.80
                                                    ===========    ===========    ===========       ===========    ===========
Total return (%) (k)(r)(s) ................               21.59           6.02           1.97(b)          45.36         (46.36)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses before expense reductions (f) ..                1.59           1.43           1.36              1.33           1.16
  Expenses after expense reductions (f) ...                1.25           1.25           1.26              1.30            N/A
  Net investment loss .....................               (0.80)         (0.92)         (0.45)            (0.91)         (0.85)
Portfolio turnover (%) ....................                 234            196            110               191            210
Net assets at end of period (000 Omitted) .         $     3,148    $     3,375    $     3,636       $     4,094    $     1,509

(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.

(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

FINANCIAL HIGHLIGHTS  -- continued

The financial highlights table is intended to help you understand the series' financial performance for the past 5 years. Certain information reflects financial results for a single series share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the series share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the series' independent registered public accounting firm, whose report, together with the series' financial statements, are included in this report.

                                                                                 VALUE SERIES
                                                    -------------------------------------------------------------------------
                                                                                YEARS ENDED 12/31
                                                    -------------------------------------------------------------------------
                                                       2006           2005           2004              2003           2002
INITIAL CLASS SHARES                                -----------    -----------    -----------       -----------    -----------
Net asset value, beginning of period ......         $     16.30    $     15.51    $     13.61       $     11.05    $     12.88
                                                    -----------    -----------    -----------       -----------    -----------
Income (loss) from investment operations
  Net investment income (d) ...............         $      0.28    $      0.24    $      0.21       $      0.19    $      0.19
  Net realized and unrealized gain (loss)
     on investments and foreign currency ..                3.04           0.77           1.87              2.56          (1.93)
                                                    -----------    -----------    -----------       -----------    -----------
      Total from investment operations ....         $      3.32    $      1.01    $      2.08       $      2.75    $     (1.74)
                                                    -----------    -----------    -----------       -----------    -----------
Less distributions declared to shareholders
  From net investment income ..............         $     (0.27)   $     (0.22)   $     (0.18)      $     (0.19)   $     (0.09)
  From net realized gain on investments
     and foreign currency transactions ....               (0.65)            --             --                --             --
                                                    -----------    -----------    -----------       -----------    -----------
      Total distributions declared to
        shareholders ......................         $     (0.92)   $     (0.22)   $     (0.18)      $     (0.19)   $     (0.09)
                                                    -----------    -----------    -----------       -----------    -----------
Net asset value, end of period ............         $     18.70    $     16.30    $     15.51       $     13.61    $     11.05
                                                    ===========    ===========    ===========       ===========    ===========
Total return (%) (k)(s) ...................               20.96           6.60          15.52(b)          25.31         (13.58)
Ratios (%) (to average net assets)
  and Supplemental data:
  Expenses (f) ............................                0.86           0.85           0.83              0.84           0.83
  Net investment income ...................                1.62           1.51           1.53              1.65           1.57
Portfolio turnover (%) ....................                  26             22             36                57             51
Net assets at end of period (000 Omitted) .         $   323,094    $   319,952    $   339,705       $   310,818    $   266,892

                                                                                 VALUE SERIES
                                                    --------------------------------------------------------------------------
                                                                                YEARS ENDED 12/31
                                                    --------------------------------------------------------------------------
                                                       2006           2005           2004              2003           2002
SERVICE CLASS SHARES                                -----------    -----------    -----------       -----------    -----------
Net asset value, beginning of period ......         $     16.21    $     15.43    $     13.56       $     11.01    $     12.86
                                                    -----------    -----------    -----------       -----------    -----------
Income (loss) from investment operations
  Net investment income (d) ...............         $      0.23    $      0.20    $      0.18       $      0.16    $      0.17
  Net realized and unrealized gain (loss)
     on investments and foreign currency ..                3.02           0.77           1.85              2.56          (1.93)
                                                    -----------    -----------    -----------       -----------    -----------
      Total from investment operations ....         $      3.25    $      0.97    $      2.03       $      2.72    $     (1.76)
                                                    -----------    -----------    -----------       -----------    -----------
Less distributions declared to shareholders
  From net investment income ..............         $     (0.22)   $     (0.19)   $     (0.16)      $     (0.17)   $     (0.09)
  From net realized gain on investments
     and foreign currency transactions ....               (0.65)            --             --                --             --
                                                    -----------    -----------    -----------       -----------    -----------
      Total distributions declared to
        shareholders ......................         $     (0.87)   $     (0.19)   $     (0.16)      $     (0.17)   $     (0.09)
                                                    -----------    -----------    -----------       -----------    -----------
Net asset value, end of period ............         $     18.59    $     16.21    $     15.43       $     13.56    $     11.01
                                                    ===========    ===========    ===========       ===========    ===========
Total return (%) (k)(s) ...................               20.66           6.34          15.18(b)          25.09         (13.77)
Ratios (%) (to average net assets) and Supplemental data:
  Expenses (f) ............................                1.11           1.10           1.08              1.09           1.08
  Net investment income ...................                1.37           1.27           1.28              1.39           1.41
Portfolio turnover (%) ....................                  26             22             36                57             51
Net assets at end of period (000 Omitted) .         $   141,334    $   126,809    $   119,496       $    83,780    $    46,646

(b) The series' net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with series sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(s) From time to time the series may receive proceeds from litigation settlements, without which performance would be lower.

                                                See notes to financial statements.

MFS/SUN LIFE SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company consisting of twenty-eight separate series (the series) of shares: Bond Series, Capital Appreciation Series, Capital Opportunities Series*, Core Equity Series*, Emerging Growth Series, Emerging Market Equity Series, Global Governments Series, Global Growth Series, Global Total Return Series, Government Securities Series, High Yield Series, International Growth Series*, International Value Series, Massachusetts Investors Growth Stock Series*, Massachusetts Investors Trust Series, Mid Cap Growth Series, Mid Cap Value Series*, Money Market Series, New Discovery Series*, Research Series, Research International Series*, Strategic Growth Series*, Strategic Income Series, Strategic Value Series*, Technology Series*, Total Return Series, Utilities Series, and Value Series*. The shares of each series are sold only to variable accounts established by insurance companies to fund benefits under variable contracts issued by such companies.

The series denoted with an asterisk above are included within these financial statements.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain series can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the series' investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the series' valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the series' net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the series' net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the series' foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the series' net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the series' net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the series, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in each series financial statements.

Repurchase Agreements - Each series may enter into repurchase agreements with institutions that the series' investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Each series requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the series to obtain those securities in the event of a default under the repurchase agreement. Each series monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the series under each such repurchase agreement. Each series, along with other affiliated entities of Massachusetts Financial Services Company
(MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of each series to certain qualified institutions (the "Borrowers") approved by the series. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the series with indemnification against Borrower default. Each series bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the series and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the series and the lending agent. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications - Under each series' organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the series. Additionally, in the normal course of business, each series enters into agreements with service providers that may contain indemnification clauses. Each series' maximum exposure under these agreements is unknown as this would involve future claims that may be made against the series that have not yet occurred.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when each series is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Each series may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the series.

Fees Paid Indirectly - Certain series' custody fees are reduced according to an arrangement that measures the value of cash deposited with the custodian by the series. These amounts, for the year ended December 31, 2006, are shown as a reduction of total expenses on the Statements of Operations.

Tax Matters and Distributions - Each series intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the series in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, real estate investment trusts, passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, and foreign taxes.

The tax character of distributions declared to shareholders is as follows:

                               CAPITAL OPPORTUNITIES                               INTERNATIONAL GROWTH     MASSACHUSETTS INVESTORS
                                       SERIES              CORE EQUITY SERIES              SERIES             GROWTH STOCK SERIES
                              ------------------------  ------------------------  ------------------------  -----------------------
                               12/31/06     12/31/05     12/31/06     12/31/05     12/31/06     12/31/05     12/31/06     12/31/05
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  ----------
Ordinary income (including
  any short-term capital
  gains) ...................  $   978,683  $ 2,157,384  $   523,238  $   597,682  $   957,105  $ 1,214,948  $   344,988  $2,408,735
Long-term capital gain .....           --           --           --           --   11,592,743           --           --          --
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  ----------
Total distributions ........  $   978,683  $ 2,157,384  $   523,238  $   597,682  $12,549,848  $ 1,214,948  $   344,988  $2,408,735
                              ===========  ===========  ===========  ==========   ===========  ===========  ===========  ==========

                                                                                  RESEARCH INTERNATIONAL
                                MID CAP VALUE SERIES      NEW DISCOVERY SERIES             SERIES           STRATEGIC GROWTH SERIES
                              ------------------------  ------------------------  ------------------------  -----------------------
                               12/31/06     12/31/05     12/31/06     12/31/05     12/31/06     12/31/05     12/31/06     12/31/05
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  ----------
Ordinary income (including
  any short-term capital
  gains) ...................  $ 1,728,975  $ 2,449,607  $        --  $        --  $ 4,590,713  $ 1,115,634  $        --  $  184,439
Long-term capital gain .....    1,357,125      412,730           --           --   11,276,553           --           --          --
                              -----------  -----------  -----------  -----------  -----------  -----------  -----------  ----------
Total distributions ........  $ 3,086,100  $ 2,862,337  $        --  $        --  $15,867,266  $ 1,115,634  $        --  $  184,439
                              ===========  ===========  ===========  ===========  ===========  ===========  ===========  ==========

                               STRATEGIC VALUE SERIES      TECHNOLOGY SERIES            VALUE SERIES
                              ------------------------  ------------------------  ------------------------
                               12/31/06     12/31/05     12/31/06     12/31/05     12/31/06     12/31/05
                              -----------  -----------  -----------  -----------  -----------  -----------
Ordinary income (including
  any short-term capital
  gains) ...................  $   326,612  $   598,886  $        --  $        --  $ 6,536,556  $ 6,089,141
Long-term capital gain .....      535,561      601,688           --           --   16,774,240           --
                              -----------  -----------  -----------  -----------  -----------  -----------
Total distributions ........  $   862,173  $ 1,200,574  $        --  $        --  $23,310,796  $ 6,089,141
                              ===========  ===========  ===========  ===========  ===========  ===========

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                                                                                                      MASSACHUSETTS
                                                                         CAPITAL           CORE       INTERNATIONAL     INVESTORS
                                                                      OPPORTUNITIES       EQUITY          GROWTH      GROWTH STOCK
AS OF 12/31/06                                                            SERIES          SERIES          SERIES         SERIES
----------------------------------------------------------------------------------------------------------------------------------
Cost of investments ................................................  $ 192,497,713   $  95,556,706   $ 152,462,035   $409,730,865
                                                                      -------------   -------------   -------------   ------------
Gross appreciation .................................................  $  16,916,981   $  10,410,197   $  36,461,328   $ 34,001,294
Gross depreciation .................................................     (5,855,134)     (1,820,168)       (967,226)   (13,269,248)
                                                                      -------------   -------------   -------------   ------------
Net unrealized appreciation (depreciation) .........................  $  11,061,847   $   8,590,029   $  35,494,102   $ 20,732,046
                                                                      =============   =============   =============   ============
Undistributed ordinary income ......................................  $     658,094   $   2,796,732   $  10,093,843   $  1,305,004
Undistributed long-term capital gain ...............................             --       8,299,752      17,197,444             --
Capital loss carryforwards .........................................   (272,612,986)             --              --    (385,131,761)
Other temporary differences ........................................            (42)         (1,213)        (56,691)            231

                                                                         MID CAP           NEW           RESEARCH       STRATEGIC
                                                                          VALUE         DISCOVERY     INTERNATIONAL      GROWTH
AS OF 12/31/06                                                            SERIES          SERIES          SERIES         SERIES
----------------------------------------------------------------------------------------------------------------------------------
Cost of investments ................................................  $  21,892,875   $ 378,223,147   $ 271,141,554   $ 67,759,665
                                                                      -------------   -------------   -------------   ------------
Gross appreciation .................................................  $   3,368,563   $  39,438,674   $  48,486,366   $  6,845,820
Gross depreciation .................................................       (349,892)    (15,759,620)     (2,171,380)    (1,966,037)
                                                                      -------------   -------------   -------------   ------------
Net unrealized appreciation (depreciation) .........................  $   3,018,671   $  23,679,054   $  46,314,986   $  4,879,783
                                                                      =============   =============   =============   ============
Undistributed ordinary income ......................................  $     488,419   $          --   $  16,497,893   $         --
Undistributed long-term capital gain ...............................        590,943       9,318,265      19,568,303             --
Capital loss carryforwards .........................................             --              --              --    (42,510,449)
Other temporary differences ........................................             --         (16,878)        (29,669)           220

                                                                        STRATEGIC
                                                                          VALUE         TECHNOLOGY        VALUE
AS OF 12/31/06                                                            SERIES          SERIES          SERIES
-------------------------------------------------------------------------------------------------------------------
Cost of investments ................................................  $   8,287,289   $   6,215,197   $ 341,852,129
                                                                      -------------   -------------   -------------
Gross appreciation .................................................  $   1,115,611   $   1,619,284   $ 128,254,297
Gross depreciation .................................................       (261,745)       (850,519)     (4,033,359)
                                                                      -------------   -------------   -------------
Net unrealized appreciation (depreciation) .........................  $     853,866   $     768,765   $ 124,220,938
                                                                      =============   =============   =============
Undistributed ordinary income ......................................  $     229,997   $          --   $   7,801,744
Undistributed long-term capital gain ...............................        499,977              --      25,411,567
Capital loss carryforwards .........................................             --     (31,304,178)             --
Other temporary differences ........................................             --          (6,962)          1,771

As of December 31, 2006, the following series had capital loss carryforwards available to offset future realized gains.
Such losses expire as follows:

                                                                              MASSACHUSETTS
                                                                 CAPITAL        INVESTORS       STRATEGIC
                                                              OPPORTUNITIES    GROWTH STOCK       GROWTH       TECHNOLOGY
EXPIRATION DATE                                                   SERIES          SERIES          SERIES       SERIES (a)
---------------------------------------------------------------------------------------------------------------------------
12/31/08 ...................................................  $          --   $          --    $         --   $ (1,186,301)
12/31/09 ...................................................   (126,252,434)   (209,623,812)    (22,621,235)   (13,615,807)
12/31/10 ...................................................   (146,360,552)   (175,507,949)    (17,626,481)   (16,502,070)
12/31/11 ...................................................             --              --      (2,262,733)            --
                                                              -------------   -------------   -------------   ------------
Total ......................................................  $(272,612,986)  $(385,131,761)  $ (42,510,449)  $(31,304,178)
                                                              =============   =============   =============   ============

(a) The availability of a portion of the capital loss carryforwards, which were acquired on September 5, 2003 in connection with the Global Telecommunications Series merger, may be limited in a given year.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to each series, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on each series' financial statements.

Multiple Classes of Shares of Beneficial Interest - Each series offers multiple classes of shares, which differ in their respective distribution fees. All shareholders bear the common expenses of the series based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES
Investment Adviser - Each series has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the series. The management fee is computed daily and paid monthly at an annual rate based on a percentage of each series' average daily net assets as follows:

Capital Opportunities Series: The management fee is 0.75% of the first $300 million of average daily net assets and 0.675% of average daily net assets in excess of $300 million.

Core Equity Series: The management fee is 0.75% of the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. At the commencement of the period and until August 31, 2006, the investment adviser had agreed to reduce its management fee to 0.65% of average daily net assets in excess of $500 million. Effective September 1, 2006, the investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will continue through August 31, 2007, unless changed or rescinded by the series' Board of Trustees. For the year ended December 31, 2006, the series' average daily net assets did not exceed $500 million and therefore, the management fee was not reduced.

International Growth Series: The management fee is 0.90% of the first $1 billion of average daily net assets, 0.80% of the next $1 billion of average daily net assets, and 0.70% of average daily net assets in excess of $2 billion.

Massachusetts Investors Growth Stock Series: The management fee is 0.75% of average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the series' Board of Trustees. For the year ended December 31, 2006, the series' average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

Mid Cap Value Series: The management fee is 0.75% of the first $1 billion of average daily net assets and 0.70% of average daily net assets in excess of $1 billion. At the commencement of the period and until August 31, 2006, the investment adviser had agreed to reduce its management fee to 0.70% of average daily net assets in excess of $500 million. Effective September 1, 2006, this agreement was rescinded by the series' Board of Trustees. For the year ended December 31, 2006, the series' average daily net assets did not exceed $500 million and therefore, the management fee was not reduced.

New Discovery Series: The management fee is 0.90% of the first $1 billion of average daily net assets and 0.80% of average daily net assets in excess of $1 billion. At the commencement of the period and until August 31, 2006, the investment adviser had agreed to reduce its management fee to 0.80% in excess of $500 million. Effective September 1, 2006, the investment adviser has agreed in writing to reduce its management fee to 0.75% of average daily net assets in excess of $2.5 billion. This written agreement will continue through August 31, 2007 unless changed or rescinded by the series' Board of Trustees. For the year ended December 31, 2006, the series' average daily net assets did not exceed $500 million and therefore, the management fee was not reduced.

Research International Series: The management fee is 0.90% of the first $1 billion of average daily net assets, 0.80% of the next $1 billion of average daily net assets, and 0.70% of average daily net assets in excess of $2 billion.

Strategic Growth Series: The management fee is 0.75% of the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. At the commencement of the period and until August 31, 2006, the investment adviser had agreed to reduce its management fee to 0.65% of average daily net assets in excess of $500 million. Effective September 1, 2006, the investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will continue through August 31, 2007 unless changed or rescinded by the series' Board of Trustees. For the year ended December 31, 2006, the series' average daily net assets did not exceed $500 million and therefore, the management fee was not reduced.

Strategic Value Series: The management fee is 0.75% of the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. At the commencement of the period and until August 31, 2006, the investment adviser had agreed to reduce its management fee to 0.65% of average daily net assets in excess of $500 million. Effective September 1, 2006, this agreement was rescinded by the series' Board of Trustees. For the year ended December 31, 2006, the series' average daily net assets did not exceed $500 million and therefore, the management fee was not reduced.

Technology Series: The management fee is 0.75% of the first $1 billion of average daily net assets and 0.70% of average daily net assets in excess of $1 billion. At the commencement of the period and until August 31, 2006, the investment adviser had agreed to reduce its management fee to 0.70% of average daily net assets in excess of $500 million. Effective September 1, 2006, this agreement was rescinded by the series' Board of Trustees. For the year ended December 31, 2006, the series' average daily net assets did not exceed $500 million and therefore, the management fee was not reduced.

Value Series: The management fee is 0.75% of the first $1 billion of average daily net assets and 0.65% of average daily net assets in excess of $1 billion. At the commencement of the period and until August 31, 2006, the investment adviser had agreed to reduce its management fee to 0.65% of average daily net assets in excess of $500 million. Effective September 1, 2006, this agreement was rescinded by the series' Board of Trustees. For the year ended December 31, 2006, the series' average daily net assets did not exceed $500 million and therefore, the management fee was not reduced.

Effective September 1, 2006, the investment adviser has agreed in writing to pay a portion of certain series' operating expenses, exclusive of certain other fees and expenses, such that the total annual operating expenses of these series do not exceed the expense limitations indicated below, based on the average daily net assets of such series. The management fees incurred for the year ended December 31, 2006 were equivalent to an annual effective rate of each series' average daily net assets as follows. In addition, the expense limitations incurred for the year ended December 31, 2006 were as follows:

                                                                                              INITIAL           SERVICE
                                                                           EFFECTIVE           CLASS             CLASS
                                                                           MANAGEMENT         EXPENSE           EXPENSE
                                                                              FEES           LIMITATION        LIMITATION
-------------------------------------------------------------------------------------------------------------------------------
Capital Opportunities Series ..........................................      0.75%              N/A               N/A
Core Equity Series ....................................................      0.75%             0.95%(a)          1.20%(a)
International Growth Series ...........................................      0.90%              N/A               N/A
Massachusetts Investors Growth Stock Series ...........................      0.75%              N/A               N/A
Mid Cap Value Series ..................................................      0.75%             1.00%(a)(b)       1.25%(a)(b)
New Discovery Series ..................................................      0.90%             0.95%(a)          1.20%(a)
Research International Series .........................................      0.90%              N/A               N/A
Strategic Growth Series ...............................................      0.75%             0.95%(a)          1.20%(a)
Strategic Value Series ................................................      0.75%             0.98%(a)(b)       1.23%(a)(b)
Technology Series .....................................................      0.75%             1.00%(a)(b)       1.25%(a)(b)
Value Series ..........................................................      0.75%             0.90%(a)          1.15%(a)

(a) This written agreement will continue through August 31, 2007 unless changed or rescinded by the series' Board of Trustees.
(b) At the commencement of the period, the investment adviser had agreed to pay a portion of the series' operating expenses, exclusive of management, distribution, and certain other fees and expenses, such that the operating expenses did not exceed
    0.25% of average daily net assets.

For the year ended December 31, 2006, these reductions amounted to the following for each series and is reflected as a reduction of total expenses in the Statements of Operations:

                                                                    EXPENSE
                                                                   REDUCTION
----------------------------------------------------------------------------
Core Equity Series ............................................    $ 6,596
Mid Cap Value Series ..........................................     22,631
New Discovery Series ..........................................     88,069
Strategic Value Series ........................................     66,933
Technology Series .............................................     72,899

For the year ended December 31, 2006, the actual operating expenses for Strategic Growth Series and Value Series did not exceed the limit and therefore, the investment adviser did not pay any portion of these series' expenses.

Distributor - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the series. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The series' distribution plan provides that each series will pay MFD distribution fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries in connection with the sale and distribution of the series' Service Class shares and the sale and distribution of the variable annuity or variable life insurance contracts investing indirectly in Service Class shares. MFD may subsequently pay all, or a portion, of the distribution fees to financial intermediaries.

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each series. Under an administrative services agreement, each series partially reimburses MFS the costs incurred to provide these services. Prior to June 1, 2006, each fund was allocated a portion of these administrative costs based on its size and relative average net assets. Effective June 1, 2006, each series is charged an annual fixed amount of $10,000 plus a fee based on calendar year average net assets.

The administrative services fee incurred for the year ended December 31, 2006 was equivalent to an annual effective rate of each series' average daily net assets as follows:

                                                            PERCENT OF
                                                           AVERAGE DAILY
                                                            NET ASSETS
----------------------------------------------------------------------------
Capital Opportunities Series ............................     0.0246%
Core Equity Series ......................................     0.0245%
International Growth Series .............................     0.0248%
Massachusetts Investors Growth Stock Series .............     0.0243%
Mid Cap Value Series ....................................     0.0310%
New Discovery Series ....................................     0.0247%
Research International Series ...........................     0.0251%
Strategic Growth Series .................................     0.0244%
Strategic Value Series ..................................     0.0695%
Technology Series .......................................     0.0352%
Value Series ............................................     0.0246%

Trustees' and Officers' Compensation - Each series pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to the Board chairperson. Each series does not pay compensation directly to trustees or officers of the series who are also officers of the investment adviser, all of whom receive remuneration for their services to the series from MFS. Certain officers and trustees of the series are officers or directors of MFS, MFD, and MFSC.

Other - These series and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. For the year ended December 31, 2006, payments made by the series to Tarantino LLC amounted to the following and are included in the miscellaneous expense on the Statements of
Operations:

                                                              ICCO FEE
-----------------------------------------------------------------------------
Capital Opportunities Series .............................     $  999
Core Equity Series .......................................        463
International Growth Series ..............................        777
Massachusetts Investors Growth Stock Series ..............      2,298
Mid Cap Value Series .....................................        129
New Discovery Series .....................................      1,669
Research International Series ............................      1,186
Strategic Growth Series ..................................        371
Strategic Value Series ...................................         49
Technology Series ........................................        111
Value Series .............................................      2,285

(4) PORTFOLIO SECURITIES
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, were as follows:

                                                                                                 MASSACHUSETTS
                                                        CAPITAL         CORE       INTERNATIONAL   INVESTORS
                                                     OPPORTUNITIES     EQUITY         GROWTH      GROWTH STOCK
                                                        SERIES         SERIES         SERIES         SERIES
--------------------------------------------------------------------------------------------------------------
Investment Purchases ..............................   $159,275,051   $109,788,972   $128,945,548  $306,312,805
Investment Sales ..................................   $203,942,559   $119,106,550   $139,254,335  $388,403,456

                                                        MID CAP          NEW         RESEARCH      STRATEGIC
                                                         VALUE        DISCOVERY    INTERNATIONAL     GROWTH
                                                        SERIES         SERIES         SERIES         SERIES
--------------------------------------------------------------------------------------------------------------
Investment Purchases ..............................    $27,642,289   $349,401,571   $219,119,552   $78,982,914
Investment Sales ..................................    $31,124,454   $353,729,245   $183,487,206   $90,913,569

                                                       STRATEGIC
                                                         VALUE       TECHNOLOGY        VALUE
                                                        SERIES         SERIES         SERIES
--------------------------------------------------------------------------------------------------
Investment Purchases ..............................     $5,285,407    $49,766,346   $115,605,848
Investment Sales ..................................     $7,944,179    $54,319,149   $175,967,369

(5) SHARES OF BENEFICIAL INTEREST
Each series' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in series shares were as follows:

                                               CAPITAL OPPORTUNITIES SERIES
                               -------------------------------------------------------------
                                      YEAR ENDED 12/31/06           YEAR ENDED 12/31/05
                                ----------------------------    ----------------------------
                                   SHARES          AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------
Shares sold
  Initial Class .............         16,517    $    235,749         104,269    $  1,361,979
  Service Class .............        102,347       1,422,986          72,056         936,625
                                ------------    ------------    ------------    ------------
                                     118,864    $  1,658,735         176,325    $  2,298,604
                                ============    ============    ============    ============
Shares issued to shareholders
  in reinvestment of
  distributions
  Initial Class .............         67,409    $    940,362         164,589    $  2,050,777
  Service Class .............          2,753          38,321           8,576         106,607
                                ------------    ------------    ------------    ------------
                                      70,162    $    978,683         173,165    $  2,157,384
                                ============    ============    ============    ============
Shares reacquired
  Initial Class .............     (3,577,864)   $(49,979,600)     (4,298,177)   $(55,880,260)
  Service Class .............       (161,224)     (2,230,730)       (218,299)     (2,829,258)
                                ------------    ------------    ------------    ------------
                                  (3,739,088)   $(52,210,330)     (4,516,476)   $(58,709,518)
                                ============    ============    ============    ============
Net change
  Initial Class .............     (3,493,938)   $(48,803,489)     (4,029,319)   $(52,467,504)
  Service Class .............        (56,124)       (769,423)       (137,667)     (1,786,026)
                                ------------    ------------    ------------    ------------
                                  (3,550,062)   $(49,572,912)     (4,166,986)   $(54,253,530)
                                ============    ============    ============    ============

                                                   CORE EQUITY SERIES
                               -------------------------------------------------------------
                                   YEAR ENDED 12/31/06             YEAR ENDED 12/31/05
                                ----------------------------    ----------------------------
                                  SHARES          AMOUNT           SHARES          AMOUNT
--------------------------------------------------------------------------------------------
Shares sold
  Initial Class .............        312,826    $  5,003,198         330,602    $  4,742,399
  Service Class .............        247,615       3,851,420          64,342         936,068
                                ------------    ------------    ------------    ------------
                                     560,441    $  8,854,618         394,944    $  5,678,467
                                ============    ============    ============    ============
Shares issued to shareholders
  in reinvestment of
  distributions
  Initial Class .............         30,391    $    475,009          40,516    $    555,472
  Service Class .............          3,096          48,229           3,088          42,210
                                ------------    ------------    ------------    ------------
                                      33,487    $    523,238          43,604    $    597,682
                                ============    ============    ============    ============
Shares reacquired
  Initial Class .............       (998,630)   $(15,593,079)       (857,064)   $(12,329,230)
  Service Class .............       (169,419)     (2,640,876)       (100,848)     (1,437,594)
                                ------------    ------------    ------------    ------------
                                  (1,168,049)   $(18,233,955)       (957,912)   $(13,766,824)
                                ============    ============    ============    ============
Net change
  Initial Class .............       (655,413)   $(10,114,872)       (485,946)   $ (7,031,359)
  Service Class .............         81,292       1,258,773         (33,418)       (459,316)
                                ------------    ------------    ------------    ------------
                                    (574,121)   $ (8,856,099)       (519,364)   $ (7,490,675)
                                ============    ============    ============    ============

                                                        INTERNATIONAL GROWTH SERIES
                                      ------------------------------------------------------------
                                           YEAR ENDED 12/31/06           YEAR ENDED 12/31/05
                                      ----------------------------    ----------------------------
                                         SHARES          AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class .............              732,337    $ 11,504,709         324,103    $  4,406,471
  Service Class .............              234,667       3,791,904         128,093       1,772,745
                                      ------------    ------------    ------------    ------------
                                           967,004    $ 15,296,613         452,196    $  6,179,216
                                      ============    ============    ============    ============
Shares issued to shareholders
  in reinvestment of
  distributions
  Initial Class .............              639,253    $ 10,816,168          83,531    $  1,088,407
  Service Class .............              102,828       1,733,680           9,734         126,541
                                      ------------    ------------    ------------    ------------
                                           742,081    $ 12,549,848          93,265    $  1,214,948
                                      ============    ============    ============    ============
Shares reacquired
  Initial Class .............           (1,405,942)   $(22,836,046)     (1,476,056)   $(20,373,123)
  Service Class .............             (305,530)     (5,008,429)       (236,474)     (3,268,652)
                                      ------------    ------------    ------------    ------------
                                        (1,711,472)   $(27,844,475)     (1,712,530)   $(23,641,775)
                                      ============    ============    ============    ============
Net change
  Initial Class .............              (34,352)   $   (515,169)     (1,068,422)   $(14,878,245)
  Service Class .............               31,965         517,155         (98,647)     (1,369,366)
                                      ------------    ------------    ------------    ------------
                                            (2,387)   $      1,986      (1,167,069)   $(16,247,611)
                                      ============    ============    ============    ============

                                             MASSACHUSETTS INVESTORS GROWTH STOCK SERIES
                                      ------------------------------------------------------------
                                         YEAR ENDED 12/31/06                YEAR ENDED 12/31/05
                                      ----------------------------    ----------------------------
                                        SHARES          AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------
Shares sold
  Initial Class .............              359,234    $  3,639,849         394,815    $  3,703,767
  Service Class .............              776,618       7,634,816         906,975       8,377,359
                                      ------------    ------------    ------------    ------------
                                         1,135,852    $ 11,274,665       1,301,790    $ 12,081,126
                                      ============    ============    ============    ============
Shares issued to shareholders
  in reinvestment of
  distributions
  Initial Class .............               34,499    $    344,988         243,752    $  2,166,960
  Service Class .............                 --              --            27,350         241,775
                                      ------------    ------------    ------------    ------------
                                            34,499    $    344,988         271,102    $  2,408,735
                                      ============    ============    ============    ============
Shares reacquired
  Initial Class .............           (8,891,386)   $(88,512,406)     (9,880,601)   $(92,028,248)
  Service Class .............           (1,470,69)     (14,597,256)     (1,064,902)     (9,875,033)
                                      ------------    ------------    ------------    ------------
                                       (10,362,085)   (103,109,662)    (10,945,503)   (101,903,281)
                                      ============    ============    ============    ============
Net change
  Initial Class .............           (8,497,653)   $(84,527,569)     (9,242,034)   $(86,157,521)
  Service Class .............             (694,081)     (6,962,440)       (130,577)     (1,255,899)
                                      ------------    ------------    ------------    ------------
                                        (9,191,734)   $(91,490,009)     (9,372,61)    $(87,413,420)
                                      ============    ============    ============    ============

                                                            MID CAP VALUE SERIES
                                      ------------------------------------------------------------
                                           YEAR ENDED 12/31/06            YEAR ENDED 12/31/05
                                      ----------------------------    ----------------------------
                                          SHARES         AMOUNT          SHARES          AMOUNT
------------------------------------------------------------------------------------------------------
Shares sold
  Initial Class .............                 --      $       --              --      $       --
  Service Class .............              183,028       2,089,221         367,378       4,157,075
                                      ------------    ------------    ------------    ------------
                                           183,028    $  2,089,221         367,378    $  4,157,075
                                      ============    ============    ============    ============
Shares issued to shareholders
  in reinvestment of
  distributions
  Initial Class .............                  347    $      3,796             331    $      3,404
  Service Class .............              284,083       3,082,304         279,466       2,858,933
                                      ------------    ------------    ------------    ------------
                                           284,430    $  3,086,100         279,797    $  2,862,337
                                      ============    ============    ============    ============
Shares reacquired
  Initial Class .............                   --    $         --              --    $         --
  Service Class .............             (514,091)     (5,768,124)       (387,245)     (4,438,304)
                                      ------------    ------------    ------------    ------------
                                          (514,091)   $ (5,768,124)       (387,245)   $ (4,438,304)
                                      ============    ============    ============    ============
Net change
  Initial Class .............                  347    $      3,796             331    $      3,404
  Service Class .............              (46,980)       (596,599)        259,599       2,577,704
                                      ------------    ------------    ------------    ------------
                                           (46,633)   $   (592,803)        259,930    $  2,581,108
                                      ============    ============    ============    ============

                                                          NEW DISCOVERY SERIES
                                      ------------------------------------------------------------
                                         YEAR ENDED 12/31/06                YEAR ENDED 12/31/05
                                      ----------------------------    ----------------------------
                                         SHARES           AMOUNT         SHARES          AMOUNT
---------------------------------------------------------------------------------------------------
Shares sold
  Initial Class .............              425,391    $  6,275,390         360,523    $  4,603,054
  Service Class .............            3,563,774      52,684,200       2,437,511      31,813,031
                                      ------------    ------------    ------------    ------------
                                         3,989,165    $ 58,959,590       2,798,034    $ 36,416,085
                                      ============    ============    ============    ============
Shares issued to shareholders
  in reinvestment of
  distributions
  Initial Class .............                   --    $         --              --    $         --
  Service Class .............                   --              --              --              --
                                      ------------    ------------    ------------    ------------
                                      $         --    $         --              --    $         --
                                      ============    ============    ============    ============
Shares reacquired
  Initial Class .............           (2,675,264)   $(40,407,070)     (3,388,563)   $(44,928,044)
  Service Class .............           (1,485,598)    (22,871,984)       (902,492)    (12,005,878)
                                      ------------    ------------    ------------    ------------
                                        (4,160,862)   $(63,279,054)     (4,291,055)   $(56,933,922)
                                      ============    ============    ============    ============
Net change
  Initial Class .............           (2,249,873)   $(34,131,680)     (3,028,040)   $(40,324,990)
  Service Class .............            2,078,176      29,812,216       1,535,019      19,807,153
                                      ------------    ------------    ------------    ------------
                                          (171,697)   $ (4,319,464)     (1,493,021)   $(20,517,837)
                                      ============    ============    ============    ============

                                                        RESEARCH INTERNATIONAL SERIES
                                     ------------------------------------------------------------
                                         YEAR ENDED 12/31/06            YEAR ENDED 12/31/05
                                     ----------------------------    ----------------------------
                                        SHARES          AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold
  Initial Class .............              724,258    $ 13,183,034         485,813    $  7,172,973
  Service Class .............            2,578,912      46,665,150       1,771,273      26,364,326
                                      ------------    ------------    ------------    ------------
                                         3,303,170    $ 59,848,184       2,257,086    $ 33,537,299
                                      ============    ============    ============    ============
Shares issued to shareholders
  in reinvestment of
  distributions
  Initial Class .............              423,469    $  7,969,687          50,122    $    701,713
  Service Class .............              422,783       7,897,579          29,736         413,921
                                      ------------    ------------    ------------    ------------
                                           846,252    $ 15,867,266          79,858    $  1,115,634
                                      ============    ============    ============    ============
Shares reacquired
  Initial Class .............             (874,788)   $(15,901,318)       (790,610)   $(11,923,678)
  Service Class .............             (532,402)     (9,496,446)       (625,576)     (9,332,093)
                                      ------------    ------------    ------------    ------------
                                        (1,407,190)   $(25,397,764)      1,416,186)   $(21,255,771)
                                      ============    ============    ============    ============
Net change
  Initial Class .............              272,939    $  5,251,403        (254,675)   $ (4,048,992)
  Service Class .............            2,469,293      45,066,283       1,175,433      17,446,154
                                      ------------    ------------    ------------    ------------
                                         2,742,232    $ 50,317,686         920,758    $ 13,397,162
                                      ============    ============    ============    ============

                                                         STRATEGIC GROWTH SERIES
                                     --------------------------------------------------------------
                                          YEAR ENDED 12/31/06              YEAR ENDED 12/31/05
                                     -----------------------------    -----------------------------
                                         SHARES          AMOUNT          SHARES          AMOUNT
---------------------------------------------------------------------------------------------------
Shares sold
  Initial Class .............               199,322    $  1,592,767         218,115    $  1,655,048
  Service Class .............               578,697       4,456,611         567,070       4,160,821
                                       ------------    ------------    ------------    ------------
                                            778,019    $  6,049,378         785,185    $  5,815,869
                                       ============    ============    ============    ============
Shares issued to shareholders
  in reinvestment of
  distributions
  Initial Class .............                  --      $       --            19,124    $    137,497
  Service Class .............                  --              --             6,574          46,942
                                       ------------    ------------    ------------    ------------
                                               --      $       --            25,698    $    184,439
                                       ============    ============    ============    ============
Shares reacquired
  Initial Class .............            (1,230,419)   $ (9,658,721)     (1,454,461)   $(10,940,500)
  Service Class .............            (1,023,190)     (8,079,744)       (800,291)     (5,998,540)
                                       ------------    ------------    ------------    ------------
                                         (2,253,609)   $(17,738,465)     (2,254,752)   $(16,939,040)
                                       ============    ============    ============    ============
Net change
  Initial Class .............            (1,031,097)   $ (8,065,954)     (1,217,222)   $ (9,147,955)
  Service Class .............              (444,493)     (3,623,133)       (226,647)     (1,790,777)
                                       ------------    ------------    ------------    ------------
                                         (1,475,590)   $(11,689,087)     (1,443,869)   $(10,938,732)
                                       ============    ============    ============    ============

                                                          STRATEGIC VALUE SERIES
                                      ------------------------------------------------------------
                                           YEAR ENDED 12/31/06           YEAR ENDED 12/31/05
                                      ----------------------------    ----------------------------
                                         SHARES          AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------
Shares sold
  Initial Class .............                 --      $       --                      $         --
  Service Class .............               47,690         470,541          78,391         820,532
                                      ------------    ------------    ------------    ------------
                                            47,690    $    470,541          78,391    $    820,532
                                      ============    ============    ============    ============
Shares issued to shareholders
  in reinvestment of
  distributions
  Initial Class .............                   83    $        816              98    $        955
  Service Class .............               88,073         861,357         123,165       1,199,619
                                      ------------    ------------    ------------    ------------
                                            88,156    $    862,173         123,263    $  1,200,574
                                      ============    ============    ============    ============
Shares reacquired
  Initial Class .............                   --    $         --              --    $         --
  Service Class .............             (325,565)     (3,246,897)       (161,095)     (1,668,599)
                                      ------------    ------------    ------------    ------------
                                          (325,565)   $ (3,246,897)       (161,095)   $ (1,668,599)
                                      ============    ============    ============    ============
Net change
  Initial Class .............                   83    $        816              98    $        955
  Service Class .............             (189,802)     (1,914,999)         40,461         351,552
                                      ------------    ------------    ------------    ------------
                                          (189,719)   $ (1,914,183)         40,559    $    352,507
                                      ============    ============    ============    ============

                                                            TECHNOLOGY SERIES
                                      ------------------------------------------------------------
                                          YEAR ENDED 12/31/06                YEAR ENDED 12/31/05
                                      ----------------------------    ----------------------------
                                         SHARES          AMOUNT          SHARES           AMOUNT
--------------------------------------------------------------------------------------------------
Shares sold
  Initial Class .............              558,854    $  2,736,403         248,102    $  1,013,724
  Service Class .............              108,297         493,805          59,386         236,567
                                      ------------    ------------    ------------    ------------
                                           667,151    $  3,230,208         307,488    $  1,250,291
                                      ============    ============    ============    ============
Shares issued to shareholders
  in reinvestment of
  distributions
  Initial Class .............                   --    $         --              --    $         --
  Service Class .............                   --              --              --              --
                                      ------------    ------------    ------------    ------------
                                                --    $         --              --    $         --
                                      ============    ============    ============    ============
Shares reacquired
  Initial Class .............           (1,356,989)   $ (6,503,016)     (1,484,357)   $ (5,967,365)
  Service Class .............             (287,427)     (1,328,506)       (167,371)       (656,295)
                                      ------------    ------------    ------------    ------------
                                        (1,644,416)   $ (7,831,522)     (1,651,728)   $ (6,623,660)
                                      ============    ============    ============    ============
Net change
  Initial Class .............             (798,135)   $ (3,766,613)     (1,236,255)   $ (4,953,641)
  Service Class .............             (179,130)       (834,701)       (107,985)       (419,728)
                                      ------------    ------------    ------------    ------------
                                          (977,265)   $ (4,601,314)     (1,344,240)   $ (5,373,369)
                                      ============    ============    ============    ============

                                                       VALUE SERIES
                                ------------------------------------------------------------
                                     YEAR ENDED 12/31/06          YEAR ENDED 12/31/05
                                ----------------------------    ----------------------------
                                    SHARES         AMOUNT         SHARES          AMOUNT
--------------------------------------------------------------------------------------------
Shares sold
  Initial Class .............        353,749    $  6,188,916         415,889    $  6,481,877
  Service Class .............        474,451       8,113,573         645,416      10,088,938
                                ------------    ------------    ------------    ------------
                                     828,200    $ 14,302,489       1,061,305    $ 16,570,815
                                ============    ============    ============    ============
Shares issued to shareholders
in reinvestment of
distributions
  Initial Class .............        992,201    $ 16,748,354         304,923    $  4,634,835
  Service Class .............        390,389       6,562,442          96,057       1,454,306
                                ------------    ------------    ------------    ------------
                                   1,382,590    $ 23,310,796         400,980    $  6,089,141
                                ============    ============    ============    ============
Shares reacquired
  Initial Class .............     (3,701,196)   $(63,174,279)     (2,991,207)   $(47,182,709)
  Service Class .............     (1,086,414)    (18,559,469)       (660,956)    (10,355,285)
                                ------------    ------------    ------------    ------------
                                  (4,787,610)   $(81,733,748)     (3,652,163)   $(57,537,994)
                                ============    ============    ============    ============
Net change
  Initial Class .............     (2,355,246)   $(40,237,009)     (2,270,395)   $(36,065,997)
  Service Class .............       (221,574)     (3,883,454)         80,517       1,187,959
                                ------------    ------------    ------------    ------------
                                  (2,576,820)   $(44,120,463)     (2,189,878)   $(34,878,038)
                                ============    ============    ============    ============

(6) LINE OF CREDIT Each series and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, each series and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended December 31, 2006, each series' commitment fee and interest expense were as follows and are included in miscellaneous expense on the Statements of
Operations:

                                                   COMMITMENT     INTEREST
                                                       FEE         EXPENSE
-----------------------------------------------------------------------------
Capital Opportunities Series ....................       $1,672         $   --
Core Equity Series ..............................          757            289
International Growth Series .....................        1,249          4,614
Massachusetts Investors Growth Stock Series .....        3,839             --
Mid Cap Value Series ............................          213             --
New Discovery Series ............................        2,689          3,875
Research International Series ...................        1,847          1,983
Strategic Growth Series .........................          623             --
Strategic Value Series ..........................           82             --
Technology Series ...............................          179             --
Value Series ....................................        3,738            591

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholders of MFS/Sun Life Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS/Sun Life Series Trust (the "Trust"), comprising Capital Opportunities Series, Core Equity Series, International Growth Series, Massachusetts Investors Growth Stock Series, Mid Cap Value Series, New Discovery Series, Research International Series, Strategic Growth Series, Strategic Value Series, Technology Series and Value Series as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial positions of Capital Opportunities Series, Core Equity Series, International Growth Series, Massachusetts Investors Growth Stock Series, Mid Cap Value Series, New Discovery Series, Research International Series, Strategic Growth Series, Strategic Value Series, Technology Series and Value Series as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 15, 2007

MFS/SUN LIFE SERIES TRUST

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of February 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is
500 Boylston Street, Boston, Massachusetts 02116.

-----------------------------------------------------------------------------------------------------------------------------------
                              POSITION(s) HELD       TRUSTEE/OFFICER  PRINCIPAL OCCUPATIONS DURING THE PAST
  NAME, DATE OF BIRTH            WITH FUND               SINCE(1)      FIVE YEARS AND OTHER DIRECTORSHIPS(2)
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
David D. Horn(3)                  Trustee               April 1986    Private investor; Retired; Sun Life Assurance Company
(born 06/07/41)                                                       of Canada, Former Senior Vice President
                                                                      and General Manager for the United States (until 1997)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
J. Kermit Birchfield              Chairman               May 1997     Consultant; Century Partners, Inc.(investments),
(born 01/08/40)                                                       Managing Director; Displaytech, Inc. (manufacturer of liquid crystal display technology), Director; Dessin Fournir LLC
                                                                      (furniture manufacturer), Director (October 2005 to present)
-----------------------------------------------------------------------------------------------------------------------------------
Robert C. Bishop                  Trustee                May 2001     AutoImmune Inc. (pharmaceutical product development),
(born 01/13/43)                                                       Chairman, President and Chief Executive Officer; Caliper
                                                                      Life Sciences Corp. (laboratory analytical instruments),
                                                                      Director; Millipore Corporation (purification/ filtration
                                                                      products), Director; Quintiles Transnational Corp. (contract services to the medical industry), Director
-----------------------------------------------------------------------------------------------------------------------------------
Frederick H. Dulles               Trustee                May 2001     Attorney; Ten State Street LLP (law firm), Partner
(born 03/12/42)                                                       (July 2003 to May 2005); McFadden, Pilkington & Ward
                                                                      LLP (solicitors and registered foreign lawyers), Partner
                                                                      (until June 2003); Jackson & Nash, LLP (law firm), Of
                                                                      Counsel (January 2000 to November 2000)
-----------------------------------------------------------------------------------------------------------------------------------
Marcia A. Kean                    Trustee               April 2005    Feinstein Kean  Healthcare (consulting), Chief Executive
(born 06/30/48)                                                       Officer (since December 2002), Managing Director (prior to
                                                                      May 2001); Ardais Corporation (biotech products), Senior
                                                                      Vice President - Commercialization (February 2002 until
                                                                      November 2002)
-----------------------------------------------------------------------------------------------------------------------------------
Ronald G. Steinhart               Trustee                May 2001     Private investor; Bank One, Texas N.A., Vice Chairman and
(born 06/15/40)                                                       Director (January 2000 to January 2001); Bank One
                                                                      Corporation, Officer (until January 2000); Carreker
                                                                      Corporation (consultant and technology provider to financial institutions), Director; Prentiss Properties Trust (real
                                                                      estate investment trust), Director; United Auto Group, Inc.
                                                                      (automotive retailer), Director
-----------------------------------------------------------------------------------------------------------------------------------
Haviland Wright                   Trustee                May 2001     Hawaii Small Business Development  Center, Kaua'l Center,
(born 07/21/48)                                                       Center Director (since March 2002); Displaytech, Inc.
                                                                      (manufacturer of liquid crystal display technology),
                                                                      Chairman and Chief Executive Officer (until March 2002)
-----------------------------------------------------------------------------------------------------------------------------------
TRUSTEE EMERITUS
-----------------------------------------------------------------------------------------------------------------------------------
Samuel Adams                  Trustee Emeritus                        Retired
(born 10/19/25)
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
Maria F. Dwyer(4)                President            November 2005   Massachusetts Financial Services Company, Executive
(born 12/01/58)                                                       Vice President and Chief Regulatory Officer (since March
                                                                      2004); Fidelity Management & Research Company, Vice
                                                                      President (prior to March 2004); Fidelity Group of Funds,
                                                                      President and Treasurer (prior to March 2004)
-----------------------------------------------------------------------------------------------------------------------------------
Tracy Atkinson(4)                Treasurer            September 2005  Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                       President (since September 2004); PricewaterhouseCoo pers
                                                                      LLP, Partner (prior to September 2004)
-----------------------------------------------------------------------------------------------------------------------------------
Christopher R. Bohane(4)    Assistant Secretary         July 2005     Massachusetts Financial Services Company, Vice President and
(born 01/18/74)             and Assistant Clerk                       Senior Counsel (since April 2003); Kirkpatrick & Lockhart
                                                                      LLP (law firm), Associate (prior to April 2003)
-----------------------------------------------------------------------------------------------------------------------------------
Ethan D. Corey(4)           Assistant Secretary         July 2005     Massachusetts Financial Services Company, Special Counsel
(born 11/21/63)             and Assistant Clerk                       (since December 2004); Dechert LLP (law firm), Counsel
                                                                      (prior to December 2004)
-----------------------------------------------------------------------------------------------------------------------------------
David L. DiLorenzo(4)       Assistant Treasurer         July 2005     Massachusetts Financial Services Company, Vice
(born 08/10/68)                                                       President (since June 2005); JP Morgan Investor Services,
                                                                      Vice President (January 2001 to June 2005)
-----------------------------------------------------------------------------------------------------------------------------------
Timothy M. Fagan(4)         Assistant Secretary       September 2005  Massachusetts Financial Services Company, Vice
(born 07/10/68)             and Assistant Clerk                       President and Senior Counsel (since September 2005); John
                                                                      Hancock Advisers, LLC, Vice President and Chief Compliance
                                                                      Officer (September 2004 to August 2005) Senior Attorney
                                                                      (prior to September 2004); John Hancock Group of Funds, Vice
                                                                      President and Chief Compliance Officer (September 2004 to
                                                                      December 2004)
-----------------------------------------------------------------------------------------------------------------------------------
Mark D. Fischer(4)          Assistant Treasurer         July 2005     Massachusetts Financial Services Company, Vice
(born 10/27/70)                                                       President (since May 2005); JP Morgan Investment Management
                                                                      Company, Vice President (prior to May 2005)
-----------------------------------------------------------------------------------------------------------------------------------
Brian E. Langenfeld(4)      Assistant Secretary          May 2006     Massachusetts Financial Services Company, Assistant
(born 03/07/73)             and Assistant Clerk                       Vice President and Counsel (since May 2006); John Hancock
                                                                      Advisers, LLC, Assistant Vice President and Counsel (May
                                                                      2005 to April 2006); John Hancock Advisers, LLC, Attorney
                                                                      and Assistant Secretary (prior to May 2005)
-----------------------------------------------------------------------------------------------------------------------------------
Ellen Moynihan(4)           Assistant Treasurer          May 1997     Massachusetts Financial Services Company, Vice President
(born 11/13/57)
-----------------------------------------------------------------------------------------------------------------------------------
Susan S. Newton(4)          Assistant Secretary          May 2005     Massachusetts Financial Services Company, Senior
(born 03/07/50)             and Assistant Clerk                       Vice President and Assistant General Counsel (since April
                                                                      2005); John Hancock Advisers, LLC, Senior Vice President,
                                                                      Secretary and Chief Legal Officer (prior to April 2005);
                                                                      John Hancock Group of Funds, Senior Vice President,
                                                                      Secretary and Chief Legal Officer (prior to April 2005)
-----------------------------------------------------------------------------------------------------------------------------------
Susan A. Pereira(4)         Assistant Secretary         July 2005     Massachusetts Financial Services Company, Vice
(born 11/05/70)             and Assistant Clerk                       President and Senior Counsel (since June 2004); Bingham
                                                                      McCutchen LLP (law firm), Associate (January 2001 to June
                                                                      2004)
-----------------------------------------------------------------------------------------------------------------------------------
Mark N. Polebaum(4)            Secretary and          February 2006   Massachusetts Financial Services Company, Executive
(born 05/01/52)               Assistant Clerk                         Vice President, General Counsel and Secretary (since January
                                                                      2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm),
                                                                      Partner (prior to January 2006)
-----------------------------------------------------------------------------------------------------------------------------------
Frank L. Tarantino           Independent Chief        September 2004  Tarantino LLC (provider of compliance services),
(born 03/07/44)              Compliance Officer                       Principal (since June 2004); CRA Business Strategies Group
                                                                      (consulting services), Executive Vice President (April 2003 to June 2004); David L. Babson & Co. (investment adviser),
                                                                      Managing Director, Chief Administrative Officer and Director
                                                                      (February 1997 to March 2003)
-----------------------------------------------------------------------------------------------------------------------------------
James O. Yost(4)            Assistant Treasurer         April 1992    Massachusetts Financial Services Company,
(born 06/12/60)                                                       Senior Vice President
-----------------------------------------------------------------------------------------------------------------------------------

------------
(1) Date first appointed to serve as Trustee/Officer of a MFS/Sun Life Product. Each Trustee has served continuously since appointment.
(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(3) "Interested person" of the Sun Life of Canada (U.S.), within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the Series. The address of
    Sun Life of Canada (U.S.) is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.
(4) "Interested person" of MFS within the meaning of the 1940 Act. The address of MFS is 500 Boylston Street,
     Boston, Massachusetts 02116.

The Series do not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Each Trustee and officer holds office until his or her successor is chosen and qualified, or until his or her earlier death, resignation, retirement or removal.

All Trustees currently serve as Trustees of the Series and have served in that capacity since originally elected or appointed. All of the Trustees are also Managers of the Compass Variable Accounts. The executive officers of the MFS Sun Life Series Trust hold similar offices for the Compass Variable Accounts and other funds in the MFS fund complex. Each Trustee serves as a Trustee or Manager of 34 Accounts/Series.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling
1-800-752-7215.

MFS/SUN LIFE SERIES TRUST

RESULTS OF SHAREHOLDER MEETING (UNAUDITED) -- 12/31/06

At a special meeting of shareholders of the Technology Series, which was held on August 15, 2006, the following actions were taken:

Item 1. To approve a change to the Series' sub-classification under the Investment Company Act of 1940 from a diversified company to a non-diversified company:

                                         NUMBER OF DOLLARS

                    Affirmative ........... $17,595,735.63
                    Against ................  1,790,756.31
                    Abstain ................  1,061,697.75

Item 2. To approve an amendment to the Series' fundamental investment policy concerning concentration.

                                         NUMBER OF DOLLARS

                    Affirmative ........... $17,435,948.03
                    Against ................  1,941,685.55
                    Abstain ................  1,070,556.11

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Trust's investment advisory agreements with Massachusetts Financial Services Company (MFS) on behalf of the Series. The Trustees consider matters bearing on the Series and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Series. The independent Trustees were assisted in their evaluation of the investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS management during various contract review meetings. The independent Trustees were also assisted in this process by the Series' Independent Chief Compliance Officer, a full-time senior officer of the Series appointed by and reporting to the independent Trustees.

In connection with their deliberations, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreements were considered separately for each Series, although the Trustees also took into account the common interests of all Series in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Trust.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of each Series for various time periods ended December 31, 2005, compared to the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on each Series' advisory fees and other expenses compared to the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of its other clients, including institutional separate account and other clients, (iv) information as to whether, and to what extent applicable, expense waivers, reimbursements or fee "breakpoints" are observed for a Series, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Series,
(vi) MFS' views regarding the outlook for the mutual fund industry and its strategic business plans, (vii) descriptions of various functions performed by MFS for the Trust, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Series. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified, and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusions as to the continuation of the investment advisory agreements were based on comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below for each Series, while individual Trustees may have given different weight to various factors and evaluated the information presented as a whole differently than another Trustee. The Trustees recognized that the fee arrangements for the Series reflect years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees compared each Series' total return investment performance to the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Series' Initial Class shares in comparison to the performance of funds in its Lipper performance universe over the one-, three- and five-year periods. The Trustees did not rely on performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS during contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. For Series whose performance lagged their peer groups, they discussed the factors that contributed thereto and MFS' efforts to improve such Series' performance. After reviewing this information, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of each Series' advisory fee, the Trustees considered, among other information, each Series' advisory fee and the total expense ratio of the Series' Initial Class shares as a percentage of average net assets, compared to the advisory fee and total expense ratios of other comparable funds based on information provided by Lipper Inc. and MFS. The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered the generally broader scope of services provided by MFS to the Trust than those provided to institutional accounts. The Trustees also considered the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Series, and the impact on MFS and related expenses due to the more extensive regulatory regime to which the Series are subject, compared to institutional accounts.

The Trustees also considered whether a Series is likely to benefit from any economies of scale due to future asset growth. In this regard, the Trustees reviewed the adequacy of breakpoints and discussed with MFS any adjustments necessary for the shareholders' benefits.

The Trustees also considered information prepared by MFS relating to its costs and profits with respect to the Series and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the Series and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described below, the Trustees concluded that the advisory fees charged to the Series represent reasonable compensation in light of the nature and quality of the services being provided by MFS.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Series. The Trustees also considered the financial resources of MFS and its parent, Sun Life Financial Inc. The Trustees further considered any advantages and possible disadvantages of having an adviser which also serves other investment companies as well as institutional accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Series by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including the 12b-1 fees the Series pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges on the Series' behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Series were satisfactory. The Trustees also considered the benefits to MFS from the use of the Series' portfolio brokerage commissions to pay for research and other similar services (including MFS' policy not to use "soft dollars" generated by fund portfolio transactions to pay for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Trust, and determined that any such benefits derived by MFS were reasonable and fair.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the investment advisory agreements should be continued for an additional one-year period, commencing September 1, 2006.

CAPITAL OPPORTUNITIES SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 5th quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 4th quintile for the three-year period and the 5th quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and MFS' explanation of recent steps taken to improve performance, the Board of Trustees concluded that the Series' performance was adequate.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate was at the median and total expense ratio was approximately at the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

CORE EQUITY SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 3rd quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 3rd quintile for the three-year period and the 3rd quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each approximately at the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. In addition, the Trustees considered that MFS agreed to observe a total expense limitation for the Series. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

INTERNATIONAL GROWTH SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 3rd quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 2nd quintile for the three-year period and the 1st quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each above the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

MASSACHUSETTS INVESTORS GROWTH STOCK SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 4th quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 4th quintile for the three-year period and the 5th quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and MFS' explanation of steps taken to improve performance, the Board of Trustees concluded that the Series' performance was adequate.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each approximately at the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

MID CAP VALUE SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 5th quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 3rd quintile for the three-year period ended December 31, 2005, relative to the Lipper performance universe. (The Series has been in existence for less than five years.) Based on the nature and quality of services provided by MFS and MFS' explanation of recent steps taken to improve performance, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate was below the median, and total expense ratio was approximately at the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. In addition, the Trustees considered that MFS agreed to observe a total expense limitation for the Series. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

NEW DISCOVERY SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 4th quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 5th quintile for the three-year period and the 4th quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and MFS' explanation of steps taken to improve performance, the Board of Trustees concluded that the Series' performance was adequate.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate was above the median, and total expense ratio was approximately at the median of such fees and expenses in the Lipper expense group. The Trustees further concluded that the breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. In addition, the Trustees considered that MFS agreed to observe a total expense limitation for the Series. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

RESEARCH INTERNATIONAL SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 2nd quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 2nd quintile for the three-year period and the 1st quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each above the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the existing breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

STRATEGIC GROWTH SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 5th quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 5th quintile for the three-year period and the 5th quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and MFS' explanation of recent steps taken to improve performance, the Board of Trustees concluded that the Series' performance was adequate.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each approximately at the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. In addition, the Trustees considered that MFS agreed to observe a total expense limitation for the Series The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

STRATEGIC VALUE SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 5th quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 5th quintile for the three-year period ended December 31, 2005, relative to the Lipper performance universe. (The Series has been in existence for less than five years.) Based on the nature and quality of services provided by MFS and MFS' explanation of recent steps taken to improve performance, the Board of Trustees concluded that the Series' performance was adequate.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate was below the median and total expense ratio was at the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. In addition, the Trustees considered that MFS agreed to observe a total expense limitation for the Series. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

TECHNOLOGY SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 3rd quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 3rd quintile for the three-year period and the 5th quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS and MFS' explanation of recent steps taken to improve performance, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate was below the median and total expense ratio was above the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. In addition, the Trustees considered that MFS agreed to observe a total expense limitation for the Series. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

VALUE SERIES

The Trustees noted the performance of the Series' Initial Class shares was in the 2nd quintile relative to the other funds in the Lipper performance universe for the one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Series was in the 1st quintile for the three-year period and the 2nd quintile for the five-year period ended December 31, 2005, relative to the Lipper performance universe. Based on the nature and quality of services provided by MFS, the Board of Trustees concluded that the Series' performance was satisfactory.

In considering the fees, the Trustees noted from the Lipper data that the Series' effective advisory fee rate and total expense ratio were each approximately at the median of such fees and expenses of funds in the Lipper expense group. The Trustees further concluded that the breakpoints were sufficient to allow the Series to benefit from economies of scale as its assets grow. In addition, the Trustees considered that MFS agreed to observe a total expense limitation for the Series. The Trustees concluded that the fees were reasonable in light of the nature and quality of services provided.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

    o data from investment applications and other forms
    o share balances and transactional history with us, our affiliates, or others
    o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

MFS/SUN LIFE SERIES TRUST

INVESTMENT ADVISER

Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116-3741

CUSTODIAN AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110-2875

PROXY VOTING POLICIES AND INFORMATION

A general description of the series' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how each series voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

Each series will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each series' Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Each series' Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfor@sec.gov or by writing the Public Reference Section at the above address.

FEDERAL TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal Revenue Code.

Each series below designates the following as capital gain dividends paid during the fiscal year.

                                                             CAPITAL
                                                               GAINS
                                                           DIVIDENDS
         -----------------------------------------------------------
         International Growth Series .................   $11,592,743
         Mid Cap Value Series ........................     1,357,125
         Research International Series ...............    11,276,553
         Strategic Value Series ......................       535,561
         Value Series ................................    16,774,240

For corporate shareholders, the percentages of the ordinary income dividends paid during the fiscal year that qualify for the corporate dividends received deduction are as follows:

                                                           DIVIDENDS
                                                            RECEIVED
                                                          DEDUCTIONS
         -----------------------------------------------------------
         Capital Opportunities Series ................       100.00%
         Core Equity Series ..........................       100.00%
         International Growth Series .................         3.09%
         Massachusetts Investors Growth Stock Series .       100.00%
         Strategic Value Series ......................        51.53%
         Value Series ................................       100.00%

Income derived from foreign sources was $2,851,703 and $3,802,175 for International Growth Series and Research International Series, respectively.

These series intend to pass through foreign tax credits of $221,720 and $251,633 for International Growth Series and Research International Series, respectively, for the fiscal year.

Sun Life Financial Distributors Inc.                            SUN-C-ANN-2/07

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Kermit Birchfield, Robert C. Bishop, Ronald G. Steinhart and Haviland Wright, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. J. Kermit Birchfield, Robert C. Bishop, Ronald G. Steinhart and Haviland Wright are "independent" members of the Audit Committee as defined in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent registered public accounting firm to each series of the Registrant (collectively, the "Funds"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended December 31, 2006 and 2005, audit fees billed to the Funds by Deloitte were as follows:

                                                             Audit Fees
    FEES BILLED BY DELOITTE:                              2006         2005
                                                          ----         ----
        Bond Series                                       $45,435     $45,080
        Capital Appreciation Series                        33,418      33,063
        Capital Opportunities Series                       33,418      33,063
        Core Equity Series                                 33,418      33,063
        Emerging Growth Series                             34,050      33,695
        Emerging Markets Equity Series                     35,315      34,960
        Global Governments Series                          45,435      45,080
        Global Growth Series                               43,538      43,183
        Global Total Return Series                         45,538      43,183
        Government Securities Series                       38,478      38,123
        High Yield Series                                  43,538      43,183
        International Growth Series                        35,315      34,960
        International Value Series                         35,948      35,593
        Massachusetts Investors Growth Stock Series        33,418      33,063
        Massachusetts Investors Trust Series               33,418      33,063
        Mid Cap Growth Series                              33,418      33,063
        Mid Cap Value Series                               35,948      35,593
        Money Market Series                                20,135      19,780
        New Discovery Series                               33,418      33,063
        Research International Series                      33,418      33,063
        Research Series                                    34,050      33,695
        Strategic Growth Series                            33,418      33,063
        Strategic Income Series                            33,418      33,063
        Strategic Value Series                             35,948      35,593
        Technology Series                                  33,418      33,063
        Total Return Series                                45,435      45,080
        Utilities Series                                   33,418      33,063
        Value Series                                       33,418      33,063
                                                       ----------    --------
            TOTAL                                      $1,006,540    $996,600

For the fiscal years ended December 31, 2006 and 2005, fees billed by Deloitte for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:


                                          Audit-Related Fees(1)         Tax Fees(2)          All Other Fees(3)
FEES BILLED BY DELOITTE:                    2006         2005        2006        2005        2006        2005
                                            ----         ----        ----        ----        ----        ----
    To Bond Series                              $0           $0      $4,450      $6,550        $379          $0
    To Capital Appreciation Series               0            0       4,450       6,550         379           0
    To Capital Opportunities Series              0            0       4,450       6,550         379           0
    To Core Equity Series                        0            0       4,450       6,550         379           0
    To Emerging Growth Series                    0            0       4,450       6,550         379           0
    To Emerging Markets Equity Series            0            0       4,450       6,550         379           0
    To Global Governments Series                 0            0       4,450       6,550         379           0
    To Global Growth Series                      0            0       4,450       6,550         379           0
    To Global Total Return Series                0            0       4,450       6,550         379           0
    To Government Securities Series              0            0       4,450       6,550         379           0
    To High Yield Series                         0            0       4,450       6,550         379           0
    To International Growth Series               0            0       4,450       6,550         379           0
    To International Value Series                0            0       4,450       6,550         379           0
    To Massachusetts Investors                   0            0       4,450       6,550         379           0
    Growth Stock Series
    To Massachusetts Investors                   0            0       4,450       6,550         379           0
    Trust Series
    To Mid Cap Growth Series                     0            0       4,450       6,550         379           0
    To Mid Cap Value Series                      0            0       4,450       6,550         379           0
    To Money Market Series                       0            0       4,450       6,550         379           0
    To New Discovery Series                      0            0       4,450       6,550         379           0
    To Research International Series             0            0       4,450       6,550         379           0
    To Research Series                           0            0       4,450       6,550         379           0
    To Strategic Growth Series                   0            0       4,450       6,550         379           0
    To Strategic Income Series                   0            0       4,450       6,550         379           0
    To Strategic Value Series                    0            0       4,450       6,550         379           0
    To Technology Series                         0            0       4,450       6,550         379           0
    To Total Return Series                       0            0       4,450       6,550         379           0
    To Utilities Series                          0            0       4,450       6,550         379           0
    To Value Series                              0            0       4,450       6,550         379           0
TOTAL FEES BILLED BY DELOITTE                   $0           $0    $124,600    $183,400     $10,612          $0
TO ABOVE FUNDS:

    To MFS and MFS Related Entities       $981,825     $841,371          $0          $0    $418,092    $403,825
    of Bond Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of Capital Appreciation Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of Capital Opportunities Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of Core Equity Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of Emerging Growth Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of Emerging Markets Equity Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of Global Governments Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of Global Growth Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of Global Total Return Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of Government Securities Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of High Yield Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of International Growth Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of International Value Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of Massachusetts Investors Growth
    Stock Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of Massachusetts Investors
    Trust Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of Mid Cap Growth Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of Mid Cap Value Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of Money Market Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of New Discovery Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of Research International Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of Research Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of Strategic Growth Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of Strategic Income Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of Strategic Value Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of MFS Technology Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of Total Return Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of Utilities Series*
    To MFS and MFS Related Entities        981,825      841,371           0           0     418,092     403,825
    of Value Series*

AGGREGATE FEES FOR NON-AUDIT
SERVICES:
                                               2006            2005
                                               ----            ----
    To Bond Series, MFS and
    MFS Related Entities#                   $1,547,931      $1,285,192

    To Capital Appreciation Series,          1,547,931       1,285,192
    MFS and MFS Related Entities#

    To Capital Opportunities Series,         1,547,931       1,285,192
    MFS and MFS Related Entities#

    To Core Equity Series, MFS and           1,547,931       1,285,192
    MFS Related Entities#

    To Emerging Growth Series,               1,547,931       1,285,192
    MFS and MFS Related Entities#

    To Emerging Markets Equity Series,       1,547,931       1,285,192
    MFS and MFS Related Entities#

    To Global Governments Series,            1,547,931       1,285,192
    MFS and MFS Related Entities#

    To MFS Global Growth,                    1,547,931       1,285,192
    MFS and MFS Related Entities#

    To Global Total Return Series,           1,547,931       1,285,192
    MFS and MFS Related Entities#

    To Governments Securities Series,        1,547,931       1,285,192
    MFS and MFS Related Entities#

    To High Yield Series,                    1,547,931       1,285,192
    MFS and MFS Related Entities#

    To International Growth Series,          1,547,931       1,285,192
    MFS and MFS Related Entities#

    To International Value Series,           1,547,931       1,285,192
    MFS and MFS Related Entities#

    To Massachusetts Investors               1,547,931       1,285,192
    Growth Stock Series,
    MFS and MFS Related Entities#

    To Massachusetts Investors               1,547,931       1,285,192
    Trust Series,
    MFS and MFS Related Entities#

    To Mid Cap Growth Series,                1,547,931       1,285,192
    MFS and MFS Related Entities#

    To Mid Cap Value Series,                 1,547,931       1,285,192
    MFS and MFS Related Entities#

    To Money Market Series,                  1,547,931       1,285,192
    MFS and MFS Related Entities#

    To New Discovery Series,                 1,547,931       1,285,192
    MFS and MFS Related Entities#

    To Research International Series,        1,547,931       1,285,192
    MFS and MFS Related Entities#

    To Research Series,                      1,547,931       1,285,192
    MFS and MFS Related Entities#

    To Strategic Growth Series,              1,547,931       1,285,192
    MFS and MFS Related  Entities#

    To Strategic Income Series,              1,547,931       1,285,192
    MFS and MFS Related Entities#

    To Strategic Value Series,               1,547,931       1,285,192
    MFS and MFS Related Entities#

    To Technology Series,                    1,547,931       1,285,192
    MFS and MFS Related Entities#

    To Total Return Series,                  1,547,931       1,285,192
    MFS and MFS Related Entities#

    To Utilities Series,                     1,547,931       1,285,192
    MFS and MFS Related Entities#

    To Value Series,                         1,547,931       1,285,192
    MFS and MFS Related Entities#

* This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, analysis of certain portfolio holdings versus investment styles, review of internal controls and review of Rule 38a-1 compliance program.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS/SUN LIFE SERIES TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: February 20, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: February 20, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 20, 2007
      -----------------


*  Print name and title of each signing officer under his or her signature.